UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09819

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Sean O’Malley, Esq. Senior Vice President and Deputy General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Item 1.	Reports to Stockholders.

Semi-Annual Report
June 30, 2019
State Street Institutional Investment Trust
State Street Defensive Global Equity Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund's annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund's website (www.ssgafunds.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by calling 1-800-647-7327.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-647-7327. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2019 (Unaudited)

ASSETS
Investment in affiliated State Street Defensive Global Equity Portfolio	$2,290,692
Receivable for investments sold	4,502
Receivable from Adviser	23,975
TOTAL ASSETS	2,319,169
LIABILITIES
Advisory fee payable	1,407
Custodian fees payable	2,238
Administration fees payable	94
Trustees’ fees and expenses payable	879
Transfer agent fees payable	180
Registration and filing fees payable	560
Professional fees payable	10,456
Printing and postage fees payable	22,950
Accrued expenses and other liabilities	175
TOTAL LIABILITIES	38,939
NET ASSETS	$2,280,230
NET ASSETS CONSIST OF:
Paid-in Capital	$1,759,106
Total distributable earnings (loss)	521,124
NET ASSETS	$2,280,230
Class I
Net Assets	$2,280,230
Shares Outstanding	189,192
Net asset value, offering and redemption price per share	$ 12.05
COST OF INVESTMENTS:
Investment in affiliated State Street Defensive Global Equity Portfolio	$2,399,708
Shares of affiliated State Street Defensive Global Equity Portfolio	208,245
See accompanying notes to financial statements and financial statements of the Master Portfolio.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividend income from affiliated State Street Defensive Global Equity Portfolio	$ —
EXPENSES
Advisory fee	8,187
Administration fees	546
Custodian fees	18,528
Trustees’ fees and expenses	9,921
Transfer agent fees	653
Sub-transfer agent fee	447
Registration and filing fees	16,005
Professional fees and expenses	20,320
Printing and postage fees	10,649
Insurance expense	14
Miscellaneous expenses	3,911
TOTAL EXPENSES	89,181
Expenses waived/reimbursed by the Adviser	(80,533)
NET EXPENSES	8,648
NET INVESTMENT INCOME (LOSS)	$ (8,648)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment in affiliated State Street Defensive Global Equity Portfolio	(5,634)
Net change in unrealized appreciation/depreciation on:
Investment in affiliated State Street Defensive Global Equity Portfolio	268,401
NET REALIZED AND UNREALIZED GAIN (LOSS)	262,767
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$254,119
See accompanying notes to financial statements and financial statements of the Master Portfolio.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (8,648)	$ 91,782
Net realized gain (loss)	(5,634)	657,138
Net change in unrealized appreciation/depreciation	268,401	(1,144,102)
Net increase (decrease) in net assets resulting from operations	254,119	(395,182)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	—	(169,911)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class I
Proceeds from sale of shares sold	65,801	589,000
Reinvestment of distributions	—	140,917
Cost of shares redeemed	(40,352)	(3,117,534)
Net increase (decrease) in net assets from beneficial interest transactions	25,449	(2,387,617)
Net increase (decrease) in net assets during the period	279,568	(2,952,710)
Net assets at beginning of period	2,000,662	4,953,372
NET ASSETS AT END OF PERIOD	$2,280,230	$ 2,000,662
SHARES OF BENEFICIAL INTEREST:
Class I
Shares sold	5,732	46,968
Reinvestment of distributions	—	13,295
Shares redeemed	(3,390)	(270,385)
Net increase (decrease) from share transactions	2,342	(210,122)
See accompanying notes to financial statements and financial statements of the Master Portfolio.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 2/19/2016* - 12/31/16
Net asset value, beginning of period	$10.71	$12.48	$10.65	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.05)	0.23	0.32	0.21
Net realized and unrealized gain (loss)	1.39	(1.02)	1.94	0.77
Total from investment operations	1.34	(0.79)	2.26	0.98
Distributions to shareholders from:
Net investment income	—	(0.50)	(0.39)	(0.31)
Net realized gains	—	(0.48)	(0.04)	(0.02)
Total distributions	—	(0.98)	(0.43)	(0.33)
Net asset value, end of period	$12.05	$10.71	$12.48	$10.65
Total return (b)	12.51%	(6.27)%	21.26%	9.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,280	$2,001	$4,953	$3,194
Ratios to Average Net Assets:
Total expenses	8.17%(c)	3.43%	4.48%	5.37%(c)
Net expenses	0.79%(c)	0.76%	0.76%	0.75%(c)
Net investment income (loss)	(0.79)%(c)	1.80%	2.72%	2.26%(c)
Portfolio turnover rate (d)	33%(e)	64%	39%	38%(e)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Broker commission charges are not included in this calculation.
(c)	Annualized.
(d)	Portfolio turnover rate is from the State Street Defensive Global Equity Portfolio.
(e)	Not annualized.
See accompanying notes to financial statements and financial statements of the Master Portfolio.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2019, the Trust consists of twenty-nine (29) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Defensive Global Equity Fund (formerly, State Street Disciplined Global Equity Fund)	Class A Class I Class K	Not commenced February 19, 2016 Not commenced	Diversified
Once Class A has commenced operations, Class A shares will be available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase. Class I shares are sold without a sales charge and only to certain eligible investors.
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Defensive Global Equity Portfolio (formerly State Street Disciplined Global Equity Portfolio) (the “Portfolio”), a separate series of SSGA Active Trust. The value of the Fund’s investment in the Portfolio reflects the Fund’s ownership interest in the Portfolio at 100.00% at June 30, 2019. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investment in the Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments. The summary of the inputs used for the Portfolio, as of June 30, 2019, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date or when the information becomes available, net of foreign taxes withheld at source, if any.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). For its advisory services to the Fund, facilities furnished, and expenses borne by the Adviser, the Fund pays the Adviser a fee accrued daily and paid monthly, at the rate of 0.75% of the Fund’s average daily net assets.
The Adviser is contractually obligated until April 30, 2020, to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.75% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2020 except with the approval of the Board. For the period ended June 30, 2019, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $80,533.
Administrator, Custodian, and Sub-Administrator Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Fund. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets attributable to each class of shares of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. As of June 30, 2019, the Fund’s Class A shares have not commenced operations. In addition to payments under the Plan, the Fund may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
The Fund may also pay a sub-transfer agent fee at an annual rate of up to 0.20% of the Fund’s average daily net assets attributable to Class A and Class I for recordkeeping, shareholder servicing, or administrative services provided by financial intermediaries.
Other Transactions with Affiliates
From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of June 30, 2019, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Defensive Global Equity Fund	1	15.55%
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2018, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Defensive Global Equity Fund	$2,404,582	$—	$113,890	$(113,890)
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

6.    Risks
Market and Credit Risk
In the normal course of business, the Fund trades financial instruments and enters into transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
7.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
OTHER INFORMATION
June 30, 2019 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2019 to June 30, 2019.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Defensive Global Equity Fund
Class I(b)	0.79%	$1,125.10	$4.16	$1,020.90	$3.96
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
(b)	Because the Fund invests all of its assets in the Portfolio, the expense example reflects the net expenses of both the Fund and the Portfolio.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund's investment adviser to vote proxies relating to the Fund's portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssgafunds.com.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Quarterly Portfolio Schedule
Following the Fund’s first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Fund’s schedule of investments is available upon request, without charge, by calling 1-800-997-7327 (toll free) and on the Fund’s website at www.ssgafunds.com.
TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 10, 2019 and May 15, 2019, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Defensive Global Equity Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 10, 2019 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 15, 2019 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
•	Comparisons of the Fund’s performance over the past one-year period ended December 31, 2018, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
•	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past two calendar years; and
_______________________________
1 Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	A copy of the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Draft responses to a letter from independent legal counsel to the Independent Trustees ( “Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

•	SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2018; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2018;
•	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Fund, with respect to its operations relating to the Fund; and
•	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 15, 2019;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 15, 2019 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2019, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing the Fund’s securities lending activities.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for the one-year period ended December 31, 2018. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street Defensive Global Equity Fund. The Board considered that the Fund outperformed the medians of its Performance Group and Performance Universe and its Lipper Index for the 1-year period.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Defensive Global Equity Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

the Trust, including reputational and entrepreneurial risks. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
14

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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator of the Fund
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent of the Fund
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before investing in the Fund.

Annual Report
June 30, 2019
SSGA Active Trust
State Street Defensive Global Equity Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund or private client invested in the Portfolio. Generally, shares of the Portfolio may be purchased only by or on behalf of other registered investment companies or private clients for which the Adviser or an affiliate serves as investment adviser (or in a similar capacity). This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund or private client invested in the Portfolio. Generally, shares of the Portfolio may be purchased only by or on behalf of other registered investment companies or private clients for which the Adviser or an affiliate serves as investment adviser (or in a similar capacity). This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

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Notes to Performance Summary (Unaudited)
The following performance chart of the Portfolio’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Portfolio’s per share net asset value (“NAV”) is the value of one share of the Portfolio and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Portfolio. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Portfolio at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Portfolio’s performance is negatively impacted by these deductions.
The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
See accompanying notes to financial statements.
1

STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
Management's Discussion of Fund Performance (Unaudited)
The State Street Defensive Global Equity Portfolio (the “Portfolio”) seeks to provide competitive long-term returns while maintaining low long-term volatility relative to the broad global equity market. The Portfolio’s benchmark is the MSCI World Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Portfolio was 8.38%, and the Index was 6.33%. The Portfolio and Index returns reflect the reinvestment of dividends and other income. The Portfolio’s performance reflects the expenses of managing the Portfolio, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Portfolio’s defensive positioning, sector allocation and stock selection were primary drivers of performance during the Reporting Period relative to the Index. The market performance was weak during the first half of the Reporting Period and the Portfolio’s defensive posture delivered a substantial reduction in downside participation. A resumption of global risk sentiments over the second half of the Reporting Period drove strong global equity market gains and the Portfolio had a challenging relative performance. However, over the full Reporting Period, the Portfolio’s defensive approach proved effective in delivering outperformance versus the market with a substantial reduction in realized portfolio risk. The Portfolio’s overweight of defensive sectors – utilities, consumer staples and telecommunication contributed to relative performance. The underweight to poor performing Energy sector also added to relative performance. However, the Portfolio’s underweight of the best performing Information Technology sector was the most significant detractor from the Portfolios relative performance. Stock selection performance was weak over the Reporting Period. The poor performance of valuation based factors was the key challenge.
The Portfolio did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Portfolio’s performance on an absolute basis during the Reporting Period were Waste Management, Motorola Solutions and Merck. The top negative contributors to the Portfolio’s performance on an absolute basis during the Reporting Period were Danske Bank, Taisei Corp. and Cigna.
The views expressed above reflect those of the Portfolio’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

State Street Defensive Global Equity Portfolio
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	MSCI World Index	Net Asset Value	Market Value	MSCI World Index
ONE YEAR	8.38%	N/A	6.33%	8.38%	N/A	6.33%
SINCE INCEPTION(1)	43.82%	N/A	51.05%	11.40%	N/A	13.05%

(1)	For the period February 18, 2016 to June 30, 2019.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for State Street Defensive Global Equity Portfolio as stated in the Fees and Expenses table of the most recent prospectus is 0.30%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption or sale of Portfolio shares. See "Notes to Performance Summary" on page 1 for more information.
See accompanying notes to financial statements.
3

State Street Defensive Global Equity Portfolio
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2019

Description	Market Value	% of Net Assets
Waste Management, Inc.	35,649	1.6%
McDonald's Corp.	34,679	1.5
DTE Energy Co.	34,144	1.5
Merck & Co., Inc.	34,127	1.5
Baxter International, Inc.	33,661	1.5
TOTAL	172,260	7.6%
(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2019

% of Net Assets
Insurance	11.8%
Pharmaceuticals	11.8
Electric Utilities	7.1
Diversified Telecommunication Services	6.3
Multi-Utilities	4.9
Banks	4.9
Food & Staples Retailing	4.9
Equity Real Estate Investment Trusts (REITs)	3.8
Specialty Retail	3.7
Food Products	3.1
Health Care Providers & Services	3.0
Hotels, Restaurants & Leisure	2.8
Health Care Equipment & Supplies	2.7
Household Products	2.5
Trading Companies & Distributors	2.4
Beverages	2.2
Automobiles	2.2
Communications Equipment	2.0
Aerospace & Defense	2.0
Commercial Services & Supplies	2.0
Oil, Gas & Consumable Fuels	2.0
Tobacco	1.9
Consumer Finance	1.4
Airlines	1.3
Gas Utilities	1.2
Metals & Mining	1.2
Multiline Retail	1.2
Construction & Engineering	1.1
Technology Hardware, Storage & Peripherals	0.9
Chemicals	0.5
Mortgage Real Estate Investment Trust (REITs)	0.3
Short-Term Investment	0.5
Other Assets in Excess of Liabilities	0.4
TOTAL	100.0%
(The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 3.8%
BHP Group, Ltd.	634	$ 18,313
Mirvac Group REIT	3,259	7,158
Qantas Airways, Ltd.	1,986	7,526
Scentre Group REIT	4,249	11,450
Sonic Healthcare, Ltd.	517	9,832
Wesfarmers, Ltd.	858	21,772
Woodside Petroleum, Ltd.	400	10,206
		86,257
BELGIUM — 0.5%
Ageas	237	12,337
CANADA — 3.5%
Loblaw Cos., Ltd.	85	4,361
Royal Bank of Canada	141	11,229
Sun Life Financial, Inc.	341	14,152
TELUS Corp.	610	22,598
Toronto-Dominion Bank	465	27,229
		79,569
DENMARK — 1.3%
Novo Nordisk A/S Class B	601	30,674
FRANCE — 1.6%
Peugeot SA	764	18,854
Sanofi	209	18,067
		36,921
GERMANY — 4.3%
Allianz SE	120	28,971
Deutsche Telekom AG	1,636	28,341
Merck KGaA	130	13,614
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	109	27,396
		98,322
HONG KONG — 3.6%
CLP Holdings, Ltd.	2,500	27,584
Hang Seng Bank, Ltd.	500	12,448
HKT Trust & HKT, Ltd.	7,000	11,110
Link REIT	2,500	30,720
		81,862
ITALY — 1.3%
Eni SpA	1,470	24,451
Snam SpA	1,138	5,665
		30,116
JAPAN — 11.5%
Astellas Pharma, Inc.	1,800	25,645
FUJIFILM Holdings Corp.	300	15,212
ITOCHU Corp.	900	17,212
Japan Airlines Co., Ltd.	700	22,370
Japan Post Holdings Co., Ltd.	2,400	27,176
Mitsubishi Corp.	700	18,452
Mitsui & Co., Ltd.	1,200	19,536
Security Description	Shares	Value
Mitsui Chemicals, Inc.	500	$ 12,377
Mizuho Financial Group, Inc.	7,800	11,301
Nippon Telegraph & Telephone Corp.	500	23,283
Sumitomo Mitsui Trust Holdings, Inc.	300	10,876
Taisei Corp.	300	10,901
Tokio Marine Holdings, Inc.	200	10,022
Tokyo Gas Co., Ltd.	300	7,066
Toyota Motor Corp.	500	31,038
		262,467
NETHERLANDS — 1.1%
Koninklijke Ahold Delhaize NV	1,099	24,753
NEW ZEALAND — 0.6%
Spark New Zealand, Ltd.	4,835	12,990
NORWAY — 0.4%
DNB ASA	501	9,325
SINGAPORE — 0.4%
DBS Group Holdings, Ltd.	500	9,594
SPAIN — 0.8%
ACS Actividades de Construccion y Servicios SA	325	12,995
Enagas SA	193	5,158
		18,153
SWEDEN — 1.0%
Swedish Match AB	554	23,406
SWITZERLAND — 8.2%
Nestle SA	299	30,992
Novartis AG	342	31,288
Roche Holding AG	111	31,268
Swiss Life Holding AG	39	19,352
Swiss Re AG	286	29,110
Swisscom AG	39	19,604
Zurich Insurance Group AG	76	26,495
		188,109
UNITED KINGDOM — 0.6%
Direct Line Insurance Group PLC	3,228	13,631
UNITED STATES — 54.6%
Aflac, Inc.	539	29,543
AGNC Investment Corp. REIT	369	6,207
Allstate Corp.	320	32,541
Ameren Corp.	435	32,673
American Electric Power Co., Inc.	187	16,458
American Express Co.	254	31,354
Anthem, Inc.	68	19,190
AutoZone, Inc. (a)	29	31,885
Baxter International, Inc.	411	33,661
Bristol-Myers Squibb Co.	6	272
CenterPoint Energy, Inc.	706	20,213
Cisco Systems, Inc.	275	15,051
Coca-Cola Co.	386	19,655
DTE Energy Co.	267	34,144
Duke Energy Corp.	121	10,677
Eli Lilly & Co.	266	29,470

See accompanying notes to financial statements.
5

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Entergy Corp.	283	$ 29,129
Eversource Energy	244	18,485
Exelon Corp.	658	31,544
HCA Healthcare, Inc.	209	28,250
Hershey Co.	135	18,094
Home Depot, Inc.	105	21,837
HP, Inc.	232	4,823
Johnson & Johnson	199	27,717
JPMorgan Chase & Co.	156	17,441
Kellogg Co.	232	12,428
Kimberly-Clark Corp.	199	26,523
Lockheed Martin Corp.	71	25,811
McDonald's Corp.	167	34,679
Medtronic PLC	289	28,146
Merck & Co., Inc.	407	34,127
Mondelez International, Inc. Class A	215	11,588
Motorola Solutions, Inc.	180	30,011
Newmont Goldcorp Corp.	244	9,387
PepsiCo, Inc.	235	30,816
Pfizer, Inc.	656	28,418
Philip Morris International, Inc.	277	21,753
Pinnacle West Capital Corp.	286	26,910
Procter & Gamble Co.	271	29,715
Public Service Enterprise Group, Inc.	438	25,763
Raytheon Co.	125	21,735
Republic Services, Inc.	107	9,270
Simon Property Group, Inc. REIT	157	25,082
Starbucks Corp.	358	30,011
Sysco Corp.	415	29,349
Target Corp.	324	28,062
TJX Cos., Inc.	561	29,666
UGI Corp.	372	19,868
UnitedHealth Group, Inc.	52	12,688
Ventas, Inc. REIT	139	9,501
VEREIT, Inc.	608	5,478
Security Description	Shares	Value
Verizon Communications, Inc.	491	$ 28,051
Walmart, Inc.	275	30,385
Waste Management, Inc.	309	35,649
		1,251,184
TOTAL COMMON STOCKS (Cost $2,016,826)		2,269,670

RIGHTS — 0.0% (b)
SPAIN — 0.0% (b)
ACS Actividades de Construccion y Servicios SA (expiring 07/11/19) (a) (Cost: $534)	325	511
SHORT-TERM INVESTMENT — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (c) (d) (Cost $10,308)	10,308	10,308
TOTAL INVESTMENTS — 99.6% (Cost $2,027,668)		2,280,489
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		9,385
NET ASSETS — 100.0%		$ 2,289,874
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2019.
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,269,670	$—	$—	$2,269,670
Rights	511	—	—	511
Short-Term Investment	10,308	—	—	10,308
TOTAL INVESTMENTS	$2,280,489	$—	$—	$2,280,489
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	33,569	$33,569	$912,324	$935,585	$—	$—	10,308	$10,308	$778
See accompanying notes to financial statements.
6

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2019

ASSETS
Investments in unaffiliated issuers, at value	$2,270,181
Investments in affiliated issuers, at value	10,308
Total Investments	2,280,489
Foreign currency, at value	6,485
Dividends receivable — unaffiliated issuers	2,820
Dividends receivable — affiliated issuers	61
Receivable from Adviser	472
Receivable for foreign taxes recoverable	4,529
TOTAL ASSETS	2,294,856
LIABILITIES
Payable for fund shares repurchased	4,503
Advisory fee payable	472
Trustees’ fees and expenses payable	7
TOTAL LIABILITIES	4,982
NET ASSETS	$2,289,874
NET ASSETS CONSIST OF:
Paid-in Capital	$1,905,167
Total distributable earnings (loss)	384,707
NET ASSETS	$2,289,874
NET ASSET VALUE PER SHARE
Net asset value per share	$ 11.00
Shares outstanding (unlimited amount authorized, no par value)	208,245
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,017,360
Investments in affiliated issuers	10,308
Total cost of investments	$2,027,668
Foreign currency, at cost	$ 6,458
See accompanying notes to financial statements.
7

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended June 30, 2019

INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 105,980
Dividend income — affiliated issuers	778
Foreign taxes withheld	(5,288)
TOTAL INVESTMENT INCOME (LOSS)	101,470
EXPENSES
Advisory fee	9,302
Trustees’ fees and expenses	79
Miscellaneous expenses	700
TOTAL EXPENSES	10,081
Expenses waived/reimbursed by the Adviser	(10,081)
NET EXPENSES	—
NET INVESTMENT INCOME (LOSS)	$ 101,470
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	85,100
Foreign currency transactions	(1,558)
Net realized gain (loss)	83,542
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(205,040)
Foreign currency translations	337
Net change in unrealized appreciation/depreciation	(204,703)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(121,161)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (19,691)
See accompanying notes to financial statements.
8

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 6/30/19	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 101,470	$ 168,284
Net realized gain (loss)	83,542	222,062
Net change in unrealized appreciation/depreciation	(204,703)	(82,662)
Net increase (decrease) in net assets resulting from operations	(19,691)	307,684
Distributions to shareholders (Note 9)	(351,241)	(211,763)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	631,379	348,917
Reinvestment of distributions	351,241	211,763
Cost of shares redeemed	(3,326,507)	(282,814)
Net increase (decrease) in net assets from beneficial interest transactions	(2,343,887)	277,866
Net increase (decrease) in net assets during the period	(2,714,819)	373,787
Net assets at beginning of period	5,004,693	4,630,906
NET ASSETS AT END OF PERIOD	$ 2,289,874	$5,004,693
SHARES OF BENEFICIAL INTEREST:
Shares sold	51,951	27,995
Reinvestment of distributions	36,856	17,050
Shares redeemed	(288,025)	(22,549)
Net increase (decrease) from share transactions	(199,218)	22,496
See accompanying notes to financial statements.
9

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	State Street Defensive Global Equity Portfolio
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 2/19/16* - 6/30/16
Net asset value, beginning of period	$12.28	$12.03	$10.89	$10.00
Net investment income (loss) (a)	0.33	0.42	0.31	0.15
Net realized and unrealized gain (loss)	0.39	0.36	1.21	0.74
Total from investment operations	0.72	0.78	1.52	0.89
Distributions to shareholders from:
Net investment income	(0.74)	(0.38)	(0.28)	—
Net realized gains	(1.26)	(0.15)	(0.10)	—
Total distributions	(2.00)	(0.53)	(0.38)	—
Net asset value, end of period	$11.00	$12.28	$12.03	$10.89
Total return (b)	8.38%	6.48%	14.43%	8.90%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,290	$5,005	$4,631	$3,270
Ratios to average net assets:
Total expenses	0.27%	0.30%	0.33%	0.27%(d)
Net expenses	—%(e)	—%(e)	—%(e)	—%(d)(e)
Net investment income (loss)	2.73%	3.37%	2.75%	4.00%(d)
Portfolio turnover rate	72%	47%	30%	21%(c)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount is less than 0.005%.
See accompanying notes to financial statements.
10

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2019

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2019, the Trust consists of fourteen (14) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following Portfolio (the “Portfolio”):
Portfolio	Commencement of Operations	Diversification Classification
State Street Defensive Global Equity Portfolio	February 19, 2016	Diversified
The Portfolio serves as a master fund in a master-feeder structure.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
11

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

Various inputs are used in determining the value of the Portfolio’s investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2019 is disclosed in the Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date or when the information becomes available, net of any foreign taxes withheld at source, if any.
The Portfolio invests in Real Estate Investment Trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolio’s policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar years to return of capital or capital gains distributions at year end based on information provided by the REIT.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
Foreign Currency Translation
The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
12

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

Foreign Taxes
The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2019, if any, are disclosed in the Portfolio’s Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Portfolio has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services, the Portfolio pays the Adviser a fee accrued daily and paid monthly, at a rate of 0.25% of the Portfolio’s average daily net assets.
The Adviser has contractually agreed to waive its management fee and/or reimburse expenses in such an amount equal to the total annual Portfolio operating expenses until the later of April 30, 2020 or such time as the shares of the Portfolio cease to be the only investment security held by the State Street Defensive Global Equity Fund. The waiver may be terminated prior to April 30, 2020 only by the Board. Additionally, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for the Portfolio until October 31, 2019. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2019 except with the approval of the Board. The Adviser pays all expenses of the Portfolio other than the management fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses and other extraordinary expenses. The Adviser has agreed to pay all costs associated with the organization of the Trust and the Portfolio. For the period ended June 30, 2019, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $10,081.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2019, are disclosed in the Schedule of Investments.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
13

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

5.    Investment Transactions
Purchases and sales of investments (excluding short term investments) for the period ended June 30, 2019, were as follows:
	Purchases	Sales
State Street Defensive Global Equity Portfolio	$2,613,446	$5,111,777
6.    Income Tax Information
The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Portfolio will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book- tax differences. These adjustments have no impact on NAVs or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for foreign currency transactions, wash sales, distribution re-designations, and passive foreign investment companies.
The tax character of distributions paid during the year ended June 30, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Defensive Global Equity Portfolio	$165,202	$186,039	$351,241
The tax character of distributions paid during the year ended June 30, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Defensive Global Equity Portfolio	$ 186,089	$ 25,674	$ 211,763
At June 30, 2019, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
State Street Defensive Global Equity Portfolio	$56,472	$—	$88,690	$239,545	$—	$384,707
As of June 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Defensive Global Equity Portfolio	$2,041,022	$273,004	$33,537	$239,467
14

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

7.    Line of Credit
The Portfolio and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2019 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Portfolio had no outstanding loans as of June 30, 2019.
8.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Portfolio trades financial instruments and enters into transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.
9.    New Accounting Pronouncements
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Portfolio has adopted the Final Rule for the current period with the most notable impacts being that the Portfolio is no longer required to present the components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.
For the period ended June 30, 2018, distributions to shareholders and undistributed (distributions in excess of) net investment income were as follows:
	Net Investment Income	Net Realized Capital Gains	Total Distributions	Undistributed Net Investment Income (Loss)
State Street Defensive Global Equity Portfolio	$151,316	$60,447	$211,763	$77,508
15

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

10.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
16

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of State Street Defensive Global Equity Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Defensive Global Equity Portfolio (the “Portfolio”) (one of the funds constituting SSGA Active Trust (the “Trust”)), including the schedule of investments, as of June 30, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and the period from February 19, 2016 (commencement of operations) through June 30, 2016, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the funds constituting SSGA Active Trust) at June 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended and the period from February 19, 2016 (commencement of operations) through June 30, 2016, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2019, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 26, 2019
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SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
OTHER INFORMATION
June 30, 2019 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2019 to June 30, 2019.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Defensive Global Equity Portfolio	0.00%	$1,129.40	$0.00	$1,024.80	$0.00
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
18

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2019.
Dividends Received Deduction
The Portfolio reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
The Portfolio reports the maximum amount allowable of qualified REIT dividends eligible for the 20% qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Portfolio during the fiscal year ended June 30, 2019 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. The Portfolio reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Capital Gain Dividend
The Portfolio hereby designates as a capital gain dividend the amount reflected below, or if subsequently determined to be different, the net capital gain of such fiscal period.
Long term capital gains dividends were paid from the Portfolio during the year ended June 30, 2019 in the amount of $186,039.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Portfolio's investment adviser to vote proxies relating to the Portfolio’s portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website at www.sec.gov, and on the Portfolio's website at www.ssgafunds.com.
Quarterly Portfolio Schedule
Following the Portfolio's first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Portfolio's schedule of investments is available upon request, without charge, by calling 1-800-997-7327 (toll free) and on the Portfolio's website at www.ssgafunds.com.
19

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Approval of Advisory Agreement
At in-person meetings held prior to June 30, 2019, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the State Street Defensive Global Equity Portfolio, a series of SSGA Active Trust (the “Fund”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the Fund under the Agreement, (ii) investment performance of the Fund, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the Fund grows.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of the Fund in accordance with the Fund’s investment objectives and policies, and applicable legal and regulatory requirements. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the Fund. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing the Fund’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board specifically considered the Adviser’s experience in active management and managing master-feeder structures.
Investment Performance
The Board then reviewed the Fund’s performance. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark (gross of expenses) and a group of comparable funds (net of expenses). Among other information, the Board considered that the Fund underperformed the median of its Performance Group for the 1-year period, but outperformed the median for the 2-year period. The Board also considered that the Fund outperformed its benchmark for the 1-year period, but underperformed the benchmark since the Fund’s inception.
In those instances where the Board observed underperformance, the Trustees noted the performance was not significantly below the median and benchmark, respectively, and considered management’s explanation of those factors that contributed to such underperformance and steps being taken in response to such factors.
Profits Realized by Adviser
The Board considered the profitability of the advisory arrangement with the Fund to the Adviser, including data on the Fund’s historical profitability to the Adviser. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations. The Board noted that the Adviser had contractually agreed to waive all of its fees related to its management of the Fund and, therefore, did not realize any profits from its advisory arrangement with the Fund. The Board further noted that an affiliated fund that is a series of a separate trust and also advised by the Adviser invests substantially all of its assets in the Fund and that the Adviser receives management fees from that fund.
20

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Fees Charged to Comparable Funds
The Board evaluated the Fund’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., global large-cap mutual funds. The Board reviewed the universe of similar mutual funds for the Fund based upon data independently obtained from Broadridge Financial Solutions, Inc. (formerly Lipper Analytical Services) and related comparative information for similar mutual funds. The Board also reviewed the fee structure of the Fund in connection with the master-feeder structure.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the Fund’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in the Fund’s advisory fee rate as assets of the Fund increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the Fund by fixing a relatively low advisory fee, effectively sharing the benefits of lower fees with the Fund from inception. The Board also noted that the Adviser is currently waiving the entire advisory fee, so the Adviser was not receiving any economies of scale. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for the Fund. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the Fund were appropriate; (b) the performance of the Fund had been satisfactory; (c) the Adviser’s unitary fee for the Fund, considered in relation to services provided and in relation to fees charged to comparable funds, was fair and reasonable; (d) profitability of the Trust’s relationship with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) because no fees were paid to the Adviser, there were currently no economies of scale to share.
21

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SSGA Active Trust One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since March 2011	Retired.	128	None.
BONNY EUGENIA BOATMAN c/o SSGA Active Trust One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since March 2011	Retired.	128	None.
DWIGHT D. CHURCHILL c/o SSGA Active Trust One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since March 2011	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	128	Affiliated Managers Group, Inc. (Director).
CARL G. VERBONCOEUR c/o SSGA Active Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since March 2011	Self-employed consultant since 2009.	128	The Motley Fool Funds Trust (Trustee).
CLARE S. RICHER c/o SSGA Active Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, Putnam Investments LLC (December 2008 – May 2017).	128	Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc. (Director);
Putnam Investor
Services, Inc.(Director); Putnam
Investments Limited
(Director); University of
					Notre Dame (Trustee).
SANDRA G. SPONEM c/o SSGA Active Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007 – April 2017).	128	Guggenheim/Rydex Funds (Trustee).
22

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since March 2011	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President and Principal, State Street Global Advisors (2006-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017- present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012).	189	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
23

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since March 2011	Managing Director, State Street Global Advisors (2005 - present).*
SEAN O’MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served: since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 -present).
ANDREW DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1975	Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2016 - present); Vice President and Counsel, State Street Global Advisors (August 2014 - March 2016).
JAMES GOUNDREY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1977	Assistant Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Attorney, MFS Investment Management (March 2012 - August 2015).
KEVIN MORRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1982	Assistant Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (January 2016 -April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 - January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 - June 2015).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1985	Assistant Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Assistant Director, Cambridge Associates, LLC (July 2014 - January 2015); Vice President, Bank of New York Mellon (July 2012 - August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 - July 2012).
24

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013); Director of Compliance, AARP Financial Inc. (2008 - 2010).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' directors and is available, without charge, upon request and by calling 1-866-787-2257.
25

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[This Page Intentionally Left Blank]

SSGA Active Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Portfolio Shares are distributed by State Street Global Advisors Funds Distributors, LLC, an indirect, wholly-owned subsidiary of State Street Corporation. State Street Global Advisors Funds Distributors, LLC; member FINRA, SIPC.
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund or private client invested in the Portfolio. Generally, shares of the Portfolio may be purchased only by or on behalf of other registered investment companies or private clients for which the Adviser or an affiliate serves as investment adviser (or in a similar capacity). This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.
© 2019 State Street Corporation -All Rights Reserved
SSITDISCGBLSAR

Semi-Annual Report
June 30, 2019
State Street Institutional Investment Trust
State Street Equity 500 Index Fund
State Street Equity 500 Index II Portfolio
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund's and the Portfolio's annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or the Portfolio (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on the Fund's and the Portfolio's website (www.ssgafunds.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by calling 1-800-647-7327.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can inform a Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-647-7327. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2019 (Unaudited)

ASSETS
Investment in affiliated State Street Equity 500 Index II Portfolio	$1,079,049,741
Receivable for fund shares sold	3,365,997
Receivable from Adviser	142,649
TOTAL ASSETS	1,082,558,387
LIABILITIES
Payable for investments purchased	2,291,327
Payable for fund shares repurchased	1,068,073
Advisory fee payable	17,119
Custodian fees payable	3,319
Administration fees payable	37,214
Distribution fees payable	62,010
Trustees’ fees and expenses payable	1
Transfer agent fees payable	4,077
Registration and filing fees payable	1,551
Professional fees payable	13,791
Printing and postage fees payable	4,535
TOTAL LIABILITIES	3,503,017
NET ASSETS	$1,079,055,370
NET ASSETS CONSIST OF:
Paid-in Capital	$ 822,964,609
Total distributable earnings (loss)	256,090,761
NET ASSETS	$1,079,055,370
Administrative Shares
Net Assets	$ 249,533,158
Shares Outstanding	10,733,391
Net asset value, offering and redemption price per share	$ 23.25
Service Shares
Net Assets	$ 24,159,836
Shares Outstanding	1,040,782
Net asset value, offering and redemption price per share	$ 23.21
Class R Shares
Net Assets	$ 37,162,909
Shares Outstanding	1,603,220
Net asset value, offering and redemption price per share	$ 23.18
Class A Shares
Net Assets	$ 44,755,878
Shares Outstanding	1,926,129
Net asset value, offering and redemption price per share	$ 23.24
Maximum sales charge	5.25%
Maximum offering price per share	$ 24.53
Class I Shares
Net Assets	$ 20,063,069
Shares Outstanding	862,166
Net asset value, offering and redemption price per share	$ 23.27
Class K Shares
Net Assets	$ 703,380,520
Shares Outstanding	30,223,872
Net asset value, offering and redemption price per share	$ 23.27
COST OF INVESTMENTS:
Investment in affiliated State Street Equity 500 Index II Portfolio	$ 844,573,337
Shares of affiliated State Street Equity 500 Index II Portfolio	77,351,236
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividend income from affiliated State Street Equity 500 Index II Portfolio	$ —
EXPENSES
Advisory fee	93,919
Administration fees	252,971
Sub-transfer agent fee
Class A Shares	1,803
Class I Shares	6,681
Distribution fees
Administrative Shares	176,823
Service Shares	29,638
Class R Shares	108,753
Class A Shares	47,700
Custodian fees	23,490
Trustees’ fees and expenses	9,001
Transfer agent fees	56,007
Registration and filing fees	83,912
Professional fees	20,459
Printing and postage fees	44,993
Insurance expense	2,236
TOTAL EXPENSES	958,386
Expenses waived/reimbursed by the Adviser	(493,199)
NET EXPENSES	465,187
NET INVESTMENT INCOME (LOSS)	$ (465,187)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment in affiliated State Street Equity 500 Index II Portfolio	(1,759,950)
Net change in unrealized appreciation/depreciation on:
Investment in affiliated State Street Equity 500 Index II Portfolio	156,070,850
NET REALIZED AND UNREALIZED GAIN (LOSS)	154,310,900
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$153,845,713
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (465,187)	$ 15,536,242
Net realized gain (loss)	(1,759,950)	24,899,024
Net change in unrealized appreciation/depreciation	156,070,850	(81,450,733)
Net increase (decrease) in net assets resulting from operations	153,845,713	(41,015,467)
DISTRIBUTIONS TO SHAREHOLDERS:
Administrative Shares	—	(10,174,158)
Service Shares	—	(978,293)
Class R Shares	—	(1,376,029)
Class A Shares	—	(1,405,739)
Class I Shares	—	(719,749)
Class K Shares	—	(23,877,315)
Total distributions to shareholders	—	(38,531,283)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administrative Shares
Proceeds from sale of shares sold	5,450,345	9,357,778
Reinvestment of distributions	—	10,174,158
Cost of shares redeemed	(8,229,242)	(62,219,183)
Net increase (decrease) from capital share transactions	(2,778,897)	(42,687,247)
Service Shares
Proceeds from sale of shares sold	2,314,254	4,102,665
Reinvestment of distributions	—	978,293
Cost of shares redeemed	(2,868,193)	(10,238,706)
Net increase (decrease) from capital share transactions	(553,939)	(5,157,748)
Class R Shares
Proceeds from sale of shares sold	5,511,391	4,648,251
Reinvestment of distributions	—	1,376,031
Cost of shares redeemed	(6,386,320)	(13,452,753)
Net increase (decrease) from capital share transactions	(874,929)	(7,428,471)
Class A Shares
Proceeds from sale of shares sold	12,694,936	31,494,823
Reinvestment of distributions	—	1,402,869
Cost of shares redeemed	(5,798,540)	(3,391,762)
Net increase (decrease) from capital share transactions	6,896,396	29,505,930
Class I Shares
Proceeds from sale of shares sold	8,905,012	6,685,907
Reinvestment of distributions	—	719,747
Cost of shares redeemed	(6,490,918)	(7,437,392)
Net increase (decrease) from capital share transactions	2,414,094	(31,738)
Class K Shares
Proceeds from sale of shares sold	174,389,211	194,346,788
Reinvestment of distributions	—	23,710,448
Cost of shares redeemed	(51,850,609)	(95,198,585)
Net increase (decrease) from capital share transactions	122,538,602	122,858,651
Net increase (decrease) in net assets from beneficial interest transactions	127,641,327	97,059,377
Net increase (decrease) in net assets during the period	281,487,040	17,512,627
Net assets at beginning of period	797,568,330	780,055,703
NET ASSETS AT END OF PERIOD	$1,079,055,370	$797,568,330
SHARES OF BENEFICIAL INTEREST:
Administrative Shares
Shares sold	246,362	419,401
Reinvestment of distributions	—	521,752
Shares redeemed	(374,364)	(2,783,808)
Net increase (decrease) from share transactions	(128,002)	(1,842,655)
Service Shares
Shares sold	106,387	184,234
Reinvestment of distributions	—	50,220
Shares redeemed	(130,952)	(459,714)
Net increase (decrease) from share transactions	(24,565)	(225,260)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18
Class R Shares
Shares sold	$ 253,672	$ 212,430
Reinvestment of distributions	—	70,602
Shares redeemed	(286,333)	(602,656)
Net increase (decrease) from share transactions	(32,661)	(319,624)
Class A Shares
Shares sold	569,804	1,409,087
Reinvestment of distributions	—	71,942
Shares redeemed	(261,478)	(154,202)
Net increase (decrease) from share transactions	308,326	1,326,827
Class I Shares
Shares sold	414,853	299,239
Reinvestment of distributions	—	36,891
Shares redeemed	(290,545)	(341,813)
Net increase (decrease) from share transactions	124,308	(5,683)
Class K Shares
Shares sold	7,909,229	8,642,565
Reinvestment of distributions	—	1,215,297
Shares redeemed	(2,380,147)	(4,257,351)
Net increase (decrease) from share transactions	5,529,082	5,600,511
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administrative Shares
	Six Months Ended 06/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14
Net asset value, beginning of period	$ 19.64	$ 21.62	$ 18.83	$ 17.17	$ 17.27	$ 15.50
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.02)	0.34	0.38	0.26	0.31	0.29
Net realized and unrealized gain (loss)	3.63	(1.33)	3.66	1.76	(0.12)	1.79
Total from investment operations	3.61	(0.99)	4.04	2.02	0.19	2.08
Distributions to shareholders from:
Net investment income	—	(0.39)	(0.46)	(0.28)	(0.29)	(0.31)
Net realized gains	—	(0.60)	(0.79)	(0.08)	—	—
Total distributions	—	(0.99)	(1.25)	(0.36)	(0.29)	(0.31)
Net asset value, end of period	$ 23.25	$ 19.64	$ 21.62	$ 18.83	$ 17.17	$ 17.27
Total return (b)	18.38%	(4.56)%	21.43%	11.75%	1.08%	13.41%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$249,533	$213,270	$274,650	$277,141	$261,038	$248,180
Ratios to Average Net Assets:(c)
Total expenses	0.27%(d)(e)	0.27%(e)	0.26%(e)	0.27%(e)	0.31%(e)	0.30%(f)
Net expenses	0.17%(d)(e)	0.17%(e)	0.18%(e)	0.18%(e)	0.18%(e)	0.23%(f)
Net investment income (loss)	(0.17)%(d)	1.51%	1.83%	1.48%	1.76%	1.78%
Portfolio turnover rate	3%(g)(h)	8%(g)	30%(g)	5%(g)	5%(g)	4%(i)
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Prior to August 11, 2014, the per shares amounts and percentages included the Fund’s proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.
(d)	Annualized.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	Ratio includes expenses allocated from the State Street Equity 500 Index Portfolio from 1/1/2014 through 8/10/2014, and does not include the expenses of the State Street Equity 500 Index II Portfolio from 8/11/2014 through 12/31/2014.
(g)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(h)	Not annualized.
(i)	Portfolio turnover rate is calculated from the State Street Equity 500 Index Portfolio (from 1/1/2014 to 8/10/2014) and the State Street Equity 500 Index II Portfolio (from 8/11/2014 to 12/31/2014).
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Service Shares
	Six Months Ended 06/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14
Net asset value, beginning of period	$ 19.62	$ 21.60	$ 18.81	$ 17.15	$ 17.25	$ 15.49
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.03)	0.32	0.15	0.26	0.22	0.28
Net realized and unrealized gain (loss)	3.62	(1.33)	3.87	1.74	(0.05)	1.77
Total from investment operations	3.59	(1.01)	4.02	2.00	0.17	2.05
Distributions to shareholders from:
Net investment income	—	(0.37)	(0.44)	(0.26)	(0.27)	(0.29)
Net realized gains	—	(0.60)	(0.79)	(0.08)	—	—
Total distributions	—	(0.97)	(1.23)	(0.34)	(0.27)	(0.29)
Net asset value, end of period	$ 23.21	$ 19.62	$ 21.60	$ 18.81	$ 17.15	$ 17.25
Total return (b)	18.30%	(4.66)%	21.33%	11.65%	0.98%	13.24%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$24,160	$20,897	$27,876	$124,591	$104,730	$126,412
Ratios to Average Net Assets:(c)
Total expenses	0.37%(d)(e)	0.37%(e)	0.36%(e)	0.37%(e)	0.41%(e)	0.40%(f)
Net expenses	0.27%(d)(e)	0.27%(e)	0.28%(e)	0.27%(e)	0.28%(e)	0.33%(f)
Net investment income (loss)	(0.27)%(d)	1.44%	0.73%	1.46%	1.25%	1.73%
Portfolio turnover rate	3%(g)(h)	8%(g)	30%(g)	5%(g)	5%(g)	4%(i)
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Prior to August 11, 2014, the per shares amounts and percentages included the Fund’s proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.
(d)	Annualized.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	Ratio includes expenses allocated from the State Street Equity 500 Index Portfolio from 1/1/2014 through 8/10/2014, and does not include the expenses of the State Street Equity 500 Index II Portfolio from 8/11/2014 through 12/31/2014.
(g)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(h)	Not annualized.
(i)	Portfolio turnover rate is calculated from the State Street Equity 500 Index Portfolio (from 1/1/2014 to 8/10/2014) and the State Street Equity 500 Index II Portfolio (from 8/11/2014 to 12/31/2014).
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R Shares
	Six Months Ended 06/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14
Net asset value, beginning of period	$ 19.62	$ 21.61	$ 18.81	$ 17.15	$ 17.26	$ 15.49
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.07)	0.24	0.29	0.18	0.19	0.22
Net realized and unrealized gain (loss)	3.63	(1.33)	3.66	1.76	(0.09)	1.78
Total from investment operations	3.56	(1.09)	3.95	1.94	0.10	2.00
Distributions to shareholders from:
Net investment income	—	(0.30)	(0.36)	(0.20)	(0.21)	(0.23)
Net realized gains	—	(0.60)	(0.79)	(0.08)	—	—
Total distributions	—	(0.90)	(1.15)	(0.28)	(0.21)	(0.23)
Net asset value, end of period	$ 23.18	$ 19.62	$ 21.61	$ 18.81	$ 17.15	$ 17.26
Total return (b)	18.14%	(5.04)%	20.96%	11.26%	0.58%	12.91%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$37,163	$32,099	$42,249	$39,086	$37,845	$41,148
Ratios to Average Net Assets:(c)
Total expenses	0.72%(d)(e)	0.72%(e)	0.71%(e)	0.72%(e)	0.76%(e)	0.75%(f)
Net expenses	0.62%(d)(e)	0.62%(e)	0.63%(e)	0.63%(e)	0.63%(e)	0.68%(f)
Net investment income (loss)	(0.62)%(d)	1.06%	1.41%	0.99%	1.09%	1.37%
Portfolio turnover rate	3%(g)(h)	8%(g)	30%(g)	5%(g)	5%(g)	4%(i)
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Prior to August 11, 2014, the per shares amounts and percentages included the Fund’s proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.
(d)	Annualized.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	Ratio includes expenses allocated from the State Street Equity 500 Index Portfolio from 1/1/2014 through 8/10/2014, and does not include the expenses of the State Street Equity 500 Index II Portfolio from 8/11/2014 through 12/31/2014.
(g)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(h)	Not annualized.
(i)	Portfolio turnover rate is calculated from the State Street Equity 500 Index Portfolio (from 1/1/2014 to 8/10/2014) and the State Street Equity 500 Index II Portfolio (from 8/11/2014 to 12/31/2014).
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class A Shares
	Six Months Ended 06/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/17/14* - 12/31/14
Net asset value, beginning of period	$ 19.64	$ 21.63	$18.83	$17.17	$17.27	$17.00
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.03)	0.64	0.16	0.68	0.25	0.11
Net realized and unrealized gain (loss)	3.63	(1.66)	3.82	0.29	(0.11)	0.45
Total from investment operations	3.60	(1.02)	3.98	1.97	0.14	0.56
Distributions to shareholders from:
Net investment income	—	(0.37)	(0.39)	(0.23)	(0.24)	(0.29)
Net realized gains	—	(0.60)	(0.79)	(0.08)	—	—
Total distributions	—	(0.97)	(1.18)	(0.31)	(0.24)	(0.29)
Net asset value, end of period	$ 23.24	$ 19.64	$21.63	$18.83	$17.17	$17.27
Total return (b)	18.33%	(4.72)%	21.12%	11.42%	0.78%	3.28%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$44,756	$31,766	$6,293	$7,509	$ 60	$ 51
Ratios to Average Net Assets:
Total expenses	0.38%(c)(d)	0.38%(d)	0.56%(d)	0.57%(d)	0.61%(d)	0.70%(c)(d)
Net expenses	0.28%(c)(d)	0.28%(d)	0.48%(d)	0.48%(d)	0.48%(d)	0.51%(c)(d)
Net investment income (loss)	(0.28)%(c)	2.89%	0.79%	3.69%	1.43%	2.32%(c)
Portfolio turnover rate	3%(e)(f)	8%(e)	30%(e)	5%(e)	5%(e)	4%(e)(f)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
(d)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(e)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(f)	Not annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I Shares
	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/17/14* - 12/31/14
Net asset value, beginning of period	$ 19.65	$ 21.63	$ 18.84	$17.17	$17.27	$17.00
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.01)	0.44	0.89	2.86	0.29	0.13
Net realized and unrealized gain (loss)	3.63	(1.41)	3.14	(0.84)	(0.11)	0.44
Total from investment operations	3.62	(0.97)	4.03	2.02	0.18	0.57
Distributions to shareholders from:
Net investment income	—	(0.41)	(0.45)	(0.27)	(0.28)	(0.30)
Net realized gains	—	(0.60)	(0.79)	(0.08)	—	—
Total distributions	—	(1.01)	(1.24)	(0.35)	(0.28)	(0.30)
Net asset value, end of period	$ 23.27	$ 19.65	$ 21.63	$18.84	$17.17	$17.27
Total return (b)	18.42%	(4.45)%	21.35%	11.75%	1.03%	3.35%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$20,063	$14,496	$16,084	$4,469	$ 50	$ 51
Ratios to Average Net Assets:
Total expenses	0.19%(c)(d)	0.15%(d)	0.31%(d)	0.32%(d)	0.36%(d)	0.45%(c)(d)
Net expenses	0.09%(c)(d)	0.05%(d)	0.23%(d)	0.23%(d)	0.23%(d)	0.26%(c)(d)
Net investment income (loss)	(0.09)%(c)	1.98%	4.21%	15.53%(e)	1.66%	2.57%(c)
Portfolio turnover rate	3%(f)(g)	8%(f)	30%(f)	5%(f)	5%(f)	4%(f)(g)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
(d)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(e)	The calculation of the net investment income ratio is affected by the timing and relative size of a class’ shareholder activity during the period. As a result, the net investment income ratio may vary significantly from period to period.
(f)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K Shares
	Six Months Ended 06/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/17/14* - 12/31/14
Net asset value, beginning of period	$ 19.64	$ 21.62	$ 18.83	$ 17.17	$ 17.27	$17.00
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.00)(b)	0.47	0.44	0.44	1.45	0.14
Net realized and unrealized gain (loss)	3.63	(1.43)	3.64	1.61	(1.23)	0.44
Total from investment operations	3.63	(0.96)	4.08	2.05	0.22	0.58
Distributions to shareholders from:
Net investment income	—	(0.42)	(0.50)	(0.31)	(0.32)	(0.31)
Net realized gains	—	(0.60)	(0.79)	(0.08)	—	—
Total distributions	—	(1.02)	(1.29)	(0.39)	(0.32)	(0.31)
Net asset value, end of period	$ 23.27	$ 19.64	$ 21.62	$ 18.83	$ 17.17	$17.27
Total return (c)	18.48%	(4.42)%	21.61%	11.92%	1.23%	3.41%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$703,381	$485,040	$412,903	$369,915	$62,064	$ 51
Ratios to Average Net Assets:
Total expenses	0.12%(d)(e)	0.12%(e)	0.11%(e)	0.12%(e)	0.16%(e)	0.27%(d)(e)
Net expenses	0.02%(d)(e)	0.02%(e)	0.03%(e)	0.03%(e)	0.03%(e)	0.06%(d)(e)
Net investment income (loss)	(0.02)%(d)	2.08%	2.14%	2.42%	8.45%(f)	2.78%(d)
Portfolio turnover rate	3%(g)(h)	8%(g)	30%(g)	5%(g)	5%(g)	4%(g)(h)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	The calculation of the net investment income ratio is affected by the timing and relative size of a class’ shareholder activity during the period. As a result, the net investment income ratio may vary significantly from period to period.
(g)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(h)	Not annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

State Street Equity 500 Index II Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2019

% of Net Assets
Common Stocks	97.3%
Short-Term Investments	3.5
Liabilities in Excess of Other Assets	(0.8)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Top Five Sectors as of June 30, 2019

Description	% of Net Assets
Information Technology	20.9%
Health Care	13.8
Financials	12.8
Communication Services	9.9
Consumer Discretionary	9.9
TOTAL	67.3%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.3%
COMMUNICATION SERVICES — 9.9%
Activision Blizzard, Inc.	101,200	$ 4,776,640
Alphabet, Inc. Class A (a)	39,867	43,167,988
Alphabet, Inc. Class C (a)	40,787	44,087,076
AT&T, Inc.	972,440	32,586,464
Cars.com, Inc. (a)	1	20
CBS Corp. Class B	44,505	2,220,800
CenturyLink, Inc.	139,578	1,641,437
Charter Communications, Inc. Class A (a)	23,000	9,089,140
Comcast Corp. Class A	604,166	25,544,139
Discovery, Inc. Class A (a)(b)	20,703	635,582
Discovery, Inc. Class C (a)	43,704	1,243,379
DISH Network Corp. Class A (a)	27,400	1,052,434
Electronic Arts, Inc. (a)	40,379	4,088,778
Facebook, Inc. Class A (a)	318,293	61,430,549
Fox Corp. Class A	45,766	1,676,866
Fox Corp. Class B	20,100	734,253
Interpublic Group of Cos., Inc.	57,766	1,304,934
Netflix, Inc. (a)	57,904	21,269,297
News Corp. Class A	50,888	686,479
News Corp. Class B	11,400	159,144
Omnicom Group, Inc. (b)	30,491	2,498,737
Take-Two Interactive Software, Inc. (a)	14,300	1,623,479
TripAdvisor, Inc. (a)	13,742	636,117
Twitter, Inc. (a)	96,800	3,378,320
Verizon Communications, Inc.	551,015	31,479,487
Viacom, Inc. Class B	51,281	1,531,763
Walt Disney Co.	232,564	32,475,237
		331,018,539
CONSUMER DISCRETIONARY — 9.9%
Advance Auto Parts, Inc.	8,700	1,341,018
Amazon.com, Inc. (a)	54,790	103,751,988
Aptiv PLC	33,419	2,701,258
AutoZone, Inc. (a)	3,276	3,601,864
Best Buy Co., Inc.	30,106	2,099,291
Booking Holdings, Inc. (a)	5,724	10,730,840
BorgWarner, Inc.	29,377	1,233,246
Capri Holdings, Ltd. (a)	17,814	617,790
CarMax, Inc. (a)	21,603	1,875,788
Carnival Corp.	53,901	2,509,092
Chipotle Mexican Grill, Inc. (a)	3,086	2,261,668
D.R. Horton, Inc.	42,897	1,850,148
Darden Restaurants, Inc.	17,271	2,102,399
Dollar General Corp.	35,313	4,772,905
Dollar Tree, Inc. (a)	31,926	3,428,533
eBay, Inc.	111,245	4,394,177
Expedia Group, Inc.	14,834	1,973,367
Foot Locker, Inc.	12,900	540,768
Ford Motor Co.	517,738	5,296,460
Gap, Inc. (b)	25,934	466,034
Security Description	Shares	Value
Garmin, Ltd.	14,740	$ 1,176,252
General Motors Co.	179,223	6,905,462
Genuine Parts Co.	18,689	1,935,807
H&R Block, Inc. (b)	31,164	913,105
Hanesbrands, Inc.	46,800	805,896
Harley-Davidson, Inc. (b)	21,016	753,003
Hasbro, Inc.	16,497	1,743,403
Hilton Worldwide Holdings, Inc.	37,700	3,684,798
Home Depot, Inc.	145,802	30,322,442
Kohl's Corp.	19,545	929,365
L Brands, Inc.	27,121	707,858
Leggett & Platt, Inc.	17,054	654,362
Lennar Corp. Class A	35,606	1,725,467
LKQ Corp. (a)	46,800	1,245,348
Lowe's Cos., Inc.	106,450	10,741,869
Macy's, Inc.	38,862	833,978
Marriott International, Inc. Class A	38,155	5,352,765
McDonald's Corp.	100,510	20,871,907
MGM Resorts International	70,200	2,005,614
Mohawk Industries, Inc. (a)	8,231	1,213,826
Newell Brands, Inc.	53,741	828,686
NIKE, Inc. Class B	167,006	14,020,154
Nordstrom, Inc. (b)	15,577	496,283
Norwegian Cruise Line Holdings, Ltd. (a)	28,500	1,528,455
O'Reilly Automotive, Inc. (a)	10,580	3,907,406
PulteGroup, Inc.	31,062	982,180
PVH Corp.	9,249	875,325
Ralph Lauren Corp.	6,279	713,232
Ross Stores, Inc.	49,656	4,921,903
Royal Caribbean Cruises, Ltd.	23,300	2,824,193
Starbucks Corp.	160,430	13,448,847
Tapestry, Inc.	42,528	1,349,413
Target Corp.	68,772	5,956,343
Tiffany & Co. (b)	14,999	1,404,506
TJX Cos., Inc.	165,674	8,760,841
Tractor Supply Co.	15,426	1,678,349
Ulta Salon Cosmetics & Fragrance, Inc. (a)	7,800	2,705,742
Under Armour, Inc. Class A (a)(b)	26,624	674,918
Under Armour, Inc. Class C (a)	27,575	612,165
VF Corp.	41,744	3,646,338
Whirlpool Corp.	8,402	1,196,109
Wynn Resorts, Ltd.	12,041	1,492,964
Yum! Brands, Inc.	41,402	4,581,959
		330,677,472
CONSUMER STAPLES — 7.1%
Altria Group, Inc.	247,329	11,711,028
Archer-Daniels-Midland Co.	76,432	3,118,426
Brown-Forman Corp. Class B	24,652	1,366,460
Campbell Soup Co. (b)	23,982	960,959
Church & Dwight Co., Inc.	34,400	2,513,264
Clorox Co.	17,264	2,643,291

See accompanying notes to financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Coca-Cola Co.	509,200	$ 25,928,464
Colgate-Palmolive Co.	112,523	8,064,523
Conagra Brands, Inc.	68,124	1,806,648
Constellation Brands, Inc. Class A	21,450	4,224,363
Costco Wholesale Corp.	58,055	15,341,614
Coty, Inc. Class A	39,812	533,481
Estee Lauder Cos., Inc. Class A	29,241	5,354,320
General Mills, Inc.	76,842	4,035,742
Hershey Co.	19,267	2,582,356
Hormel Foods Corp. (b)	39,302	1,593,303
J.M. Smucker Co.	14,305	1,647,793
Kellogg Co.	35,728	1,913,949
Kimberly-Clark Corp.	45,327	6,041,183
Kraft Heinz Co.	86,418	2,682,415
Kroger Co.	110,442	2,397,696
Lamb Weston Holdings, Inc.	21,300	1,349,568
McCormick & Co., Inc.	15,392	2,385,914
Molson Coors Brewing Co. Class B	23,553	1,318,968
Mondelez International, Inc. Class A	192,015	10,349,609
Monster Beverage Corp. (a)	50,035	3,193,734
PepsiCo, Inc.	185,916	24,379,165
Philip Morris International, Inc.	206,112	16,185,975
Procter & Gamble Co.	333,926	36,614,986
Sysco Corp.	61,074	4,319,153
Tyson Foods, Inc. Class A	37,944	3,063,599
Walmart, Inc.	185,303	20,474,128
Walgreens Boots Alliance, Inc.	104,505	5,713,288
		235,809,365
ENERGY — 4.9%
Anadarko Petroleum Corp.	66,682	4,705,082
Apache Corp.	47,855	1,386,359
Baker Hughes a GE Co.	64,179	1,580,729
Cabot Oil & Gas Corp.	55,078	1,264,591
Chevron Corp.	253,812	31,584,365
Cimarex Energy Co.	11,458	679,803
Concho Resources, Inc.	25,900	2,672,362
ConocoPhillips	151,227	9,224,847
Devon Energy Corp.	57,201	1,631,373
Diamondback Energy, Inc.	19,300	2,103,121
EOG Resources, Inc.	75,271	7,012,246
Exxon Mobil Corp.	559,175	42,849,580
Halliburton Co.	112,267	2,552,952
Helmerich & Payne, Inc.	13,726	694,810
Hess Corp.	32,757	2,082,363
HollyFrontier Corp.	20,000	925,600
Kinder Morgan, Inc.	260,750	5,444,460
Marathon Oil Corp.	104,288	1,481,932
Marathon Petroleum Corp.	86,641	4,841,499
National Oilwell Varco, Inc.	55,716	1,238,567
Noble Energy, Inc.	65,925	1,476,720
Occidental Petroleum Corp.	98,209	4,937,949
ONEOK, Inc.	52,996	3,646,655
Phillips 66	55,473	5,188,944
Security Description	Shares	Value
Pioneer Natural Resources Co.	22,976	$ 3,535,087
Schlumberger, Ltd.	185,050	7,353,887
TechnipFMC PLC	61,791	1,602,859
Valero Energy Corp.	53,723	4,599,226
Williams Cos., Inc.	155,758	4,367,454
		162,665,422
FINANCIALS — 12.8%
Affiliated Managers Group, Inc.	6,624	610,335
Aflac, Inc.	100,506	5,508,734
Allstate Corp.	42,739	4,346,129
American Express Co.	91,412	11,283,897
American International Group, Inc.	117,301	6,249,797
Ameriprise Financial, Inc.	17,644	2,561,203
Aon PLC	31,465	6,072,116
Arthur J Gallagher & Co.	23,400	2,049,606
Assurant, Inc.	7,885	838,806
Bank of America Corp.	1,181,205	34,254,945
Bank of New York Mellon Corp.	117,694	5,196,190
BB&T Corp.	102,331	5,027,522
Berkshire Hathaway, Inc. Class B (a)	256,984	54,781,279
BlackRock, Inc.	15,816	7,422,449
Capital One Financial Corp.	62,595	5,679,870
Cboe Global Markets, Inc.	14,100	1,461,183
Charles Schwab Corp.	159,204	6,398,409
Chubb, Ltd.	59,753	8,801,019
Cincinnati Financial Corp.	21,209	2,198,737
Citigroup, Inc.	308,827	21,627,155
Citizens Financial Group, Inc.	58,500	2,068,560
CME Group, Inc.	47,863	9,290,687
Comerica, Inc.	23,127	1,679,945
Discover Financial Services	42,228	3,276,470
E*TRADE Financial Corp.	31,342	1,397,853
Everest Re Group, Ltd.	5,000	1,235,900
Fifth Third Bancorp	99,062	2,763,830
First Republic Bank	20,800	2,031,120
Franklin Resources, Inc. (b)	37,989	1,322,017
Goldman Sachs Group, Inc.	44,746	9,155,032
Hartford Financial Services Group, Inc.	49,467	2,756,301
Huntington Bancshares, Inc.	134,391	1,857,284
Intercontinental Exchange, Inc.	74,385	6,392,647
Invesco, Ltd.	54,211	1,109,157
Jefferies Financial Group, Inc.	30,827	592,803
JPMorgan Chase & Co.	429,843	48,056,447
KeyCorp	128,996	2,289,679
Lincoln National Corp.	26,882	1,732,545
Loews Corp.	37,319	2,040,230
M&T Bank Corp.	19,163	3,259,051
MarketAxess Holdings, Inc.	5,000	1,607,100
Marsh & McLennan Cos., Inc.	69,419	6,924,545
MetLife, Inc.	129,070	6,410,907
Moody's Corp.	21,332	4,166,353
Morgan Stanley	169,775	7,437,843
MSCI, Inc.	11,000	2,626,690

See accompanying notes to financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Nasdaq, Inc.	14,175	$ 1,363,210
Northern Trust Corp.	28,096	2,528,640
People's United Financial, Inc.	46,666	783,055
PNC Financial Services Group, Inc.	60,475	8,302,008
Principal Financial Group, Inc.	33,065	1,915,125
Progressive Corp.	76,149	6,086,590
Prudential Financial, Inc.	54,102	5,464,302
Raymond James Financial, Inc.	16,300	1,378,165
Regions Financial Corp.	126,346	1,887,609
S&P Global, Inc.	33,268	7,578,118
State Street Corp. (c)	51,378	2,880,251
SunTrust Banks, Inc.	57,036	3,584,713
SVB Financial Group (a)	6,700	1,504,753
Synchrony Financial	83,976	2,911,448
T Rowe Price Group, Inc.	32,555	3,571,609
Torchmark Corp.	12,412	1,110,378
Travelers Cos., Inc.	35,306	5,278,953
Unum Group	26,705	895,953
US Bancorp	199,022	10,428,753
Wells Fargo & Co.	539,303	25,519,818
Willis Towers Watson PLC	17,376	3,328,199
Zions Bancorp NA	23,195	1,066,506
		425,218,533
HEALTH CARE — 13.8%
Abbott Laboratories	232,749	19,574,191
AbbVie, Inc.	194,243	14,125,351
ABIOMED, Inc. (a)	5,500	1,432,695
Agilent Technologies, Inc.	42,393	3,165,485
Alexion Pharmaceuticals, Inc. (a)	28,773	3,768,688
Align Technology, Inc. (a)	9,600	2,627,520
Allergan PLC	40,206	6,731,691
AmerisourceBergen Corp.	19,634	1,673,995
Amgen, Inc.	81,954	15,102,483
Anthem, Inc.	34,019	9,600,502
Baxter International, Inc.	63,879	5,231,690
Becton Dickinson and Co.	35,856	9,036,071
Biogen, Inc. (a)	26,584	6,217,200
Boston Scientific Corp. (a)	184,857	7,945,154
Bristol-Myers Squibb Co.	218,004	9,886,481
Cardinal Health, Inc.	37,933	1,786,644
Celgene Corp. (a)	93,471	8,640,459
Centene Corp. (a)	53,100	2,784,564
Cerner Corp.	41,737	3,059,322
Cigna Corp.	50,641	7,978,490
Cooper Cos., Inc.	6,300	2,122,407
CVS Health Corp.	175,294	9,551,770
Danaher Corp.	82,994	11,861,502
DaVita, Inc. (a)	15,028	845,475
DENTSPLY SIRONA, Inc.	32,234	1,881,176
Edwards Lifesciences Corp. (a)	27,810	5,137,619
Eli Lilly & Co.	114,372	12,671,274
Gilead Sciences, Inc.	168,652	11,394,129
HCA Healthcare, Inc.	34,400	4,649,848
Henry Schein, Inc. (a)	18,700	1,307,130
Security Description	Shares	Value
Hologic, Inc. (a)	32,800	$ 1,575,056
Humana, Inc.	18,190	4,825,807
IDEXX Laboratories, Inc. (a)	11,800	3,248,894
Illumina, Inc. (a)	19,200	7,068,480
Incyte Corp. (a)	22,200	1,886,112
Intuitive Surgical, Inc. (a)	15,344	8,048,695
IQVIA Holdings, Inc. (a)	21,700	3,491,530
Johnson & Johnson	351,908	49,013,746
Laboratory Corp. of America Holdings (a)	12,675	2,191,508
McKesson Corp.	26,324	3,537,682
Medtronic PLC	179,393	17,471,084
Merck & Co., Inc.	339,772	28,489,882
Mettler-Toledo International, Inc. (a)	3,500	2,940,000
Mylan NV (a)	64,402	1,226,214
Nektar Therapeutics (a)(b)	21,600	768,528
PerkinElmer, Inc.	16,186	1,559,359
Perrigo Co. PLC	15,586	742,205
Pfizer, Inc.	739,733	32,045,234
Quest Diagnostics, Inc.	18,942	1,928,485
Regeneron Pharmaceuticals, Inc. (a)	10,742	3,362,246
ResMed, Inc.	20,100	2,452,803
Stryker Corp.	41,894	8,612,569
Teleflex, Inc.	6,500	2,152,475
Thermo Fisher Scientific, Inc.	53,012	15,568,564
UnitedHealth Group, Inc.	126,274	30,812,119
Universal Health Services, Inc. Class B	10,500	1,369,095
Varian Medical Systems, Inc. (a)	12,629	1,719,186
Vertex Pharmaceuticals, Inc. (a)	33,252	6,097,752
Waters Corp. (a)	9,650	2,077,066
WellCare Health Plans, Inc. (a)	6,300	1,795,941
Zimmer Biomet Holdings, Inc.	27,725	3,264,342
Zoetis, Inc.	62,620	7,106,744
		460,240,409
INDUSTRIALS — 9.1%
3M Co.	76,429	13,248,203
Alaska Air Group, Inc.	15,500	990,605
Allegion PLC	11,996	1,326,158
American Airlines Group, Inc.	51,300	1,672,893
AMETEK, Inc.	31,199	2,834,117
AO Smith Corp.	17,500	825,300
Arconic, Inc.	50,186	1,295,803
Boeing Co.	69,264	25,212,789
C.H. Robinson Worldwide, Inc.	19,879	1,676,794
Caterpillar, Inc.	76,224	10,388,569
Cintas Corp.	10,966	2,602,122
Copart, Inc. (a)	26,000	1,943,240
CSX Corp.	103,355	7,996,576
Cummins, Inc.	19,614	3,360,663
Deere & Co.	41,783	6,923,861
Delta Air Lines, Inc.	79,434	4,507,879
Dover Corp.	19,750	1,978,950
Eaton Corp. PLC	54,525	4,540,842

See accompanying notes to financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Emerson Electric Co.	82,379	$ 5,496,327
Equifax, Inc.	16,188	2,189,265
Expeditors International of Washington, Inc.	21,176	1,606,411
Fastenal Co.	78,716	2,565,354
FedEx Corp.	31,650	5,196,613
Flowserve Corp.	17,445	919,177
Fortive Corp.	39,449	3,215,882
Fortune Brands Home & Security, Inc.	18,000	1,028,340
General Dynamics Corp.	36,572	6,649,521
General Electric Co.	1,149,788	12,072,774
Honeywell International, Inc.	96,678	16,879,012
Huntington Ingalls Industries, Inc.	5,400	1,213,596
IHS Markit, Ltd. (a)	48,900	3,115,908
Illinois Tool Works, Inc.	39,800	6,002,238
Ingersoll-Rand PLC	31,784	4,026,079
Jacobs Engineering Group, Inc.	14,343	1,210,406
JB Hunt Transport Services, Inc.	12,900	1,179,189
Johnson Controls International PLC	105,408	4,354,404
Kansas City Southern	12,396	1,510,081
L3 Technologies, Inc.	10,938	2,681,669
L3Harris Technologies, Inc.	15,202	2,875,154
Lockheed Martin Corp.	32,471	11,804,507
Masco Corp.	41,584	1,631,756
Nielsen Holdings PLC	46,225	1,044,685
Norfolk Southern Corp.	35,787	7,133,423
Northrop Grumman Corp.	22,725	7,342,675
PACCAR, Inc.	46,639	3,342,151
Parker-Hannifin Corp.	16,689	2,837,297
Pentair PLC	19,604	729,269
Quanta Services, Inc.	20,007	764,067
Raytheon Co.	37,046	6,441,558
Republic Services, Inc.	27,089	2,346,991
Robert Half International, Inc.	15,966	910,222
Rockwell Automation, Inc.	15,026	2,461,710
Rollins, Inc.	17,250	618,758
Roper Technologies, Inc.	13,965	5,114,821
Snap-on, Inc.	6,640	1,099,850
Southwest Airlines Co.	64,959	3,298,618
Stanley Black & Decker, Inc.	20,657	2,987,209
Textron, Inc.	28,933	1,534,606
TransDigm Group, Inc. (a)	6,600	3,193,080
Union Pacific Corp.	93,798	15,862,180
United Continental Holdings, Inc. (a)	28,800	2,521,440
United Parcel Service, Inc. Class B	92,591	9,561,873
United Rentals, Inc. (a)	9,800	1,299,774
United Technologies Corp.	106,779	13,902,626
Verisk Analytics, Inc.	21,000	3,075,660
W.W. Grainger, Inc.	6,457	1,731,961
Wabtec Corp. (b)	22,666	1,626,512
Waste Management, Inc.	51,335	5,922,519
Security Description	Shares	Value
Xylem, Inc.	23,058	$ 1,928,571
		303,383,133
INFORMATION TECHNOLOGY — 20.9%
Accenture PLC Class A	83,918	15,505,529
Adobe, Inc. (a)	64,644	19,047,355
Advanced Micro Devices, Inc. (a)(b)	113,300	3,440,921
Akamai Technologies, Inc. (a)	20,090	1,610,013
Alliance Data Systems Corp.	5,696	798,180
Amphenol Corp. Class A	40,820	3,916,271
Analog Devices, Inc.	49,752	5,615,508
ANSYS, Inc. (a)	10,800	2,212,056
Apple, Inc.	579,124	114,620,222
Applied Materials, Inc.	127,254	5,714,977
Arista Networks, Inc. (a)	7,700	1,999,074
Autodesk, Inc. (a)	28,206	4,594,757
Automatic Data Processing, Inc.	57,952	9,581,204
Broadcom, Inc.	52,391	15,081,273
Broadridge Financial Solutions, Inc.	15,900	2,030,112
Cadence Design Systems, Inc. (a)	35,400	2,506,674
Cisco Systems, Inc.	567,190	31,042,309
Citrix Systems, Inc.	15,989	1,569,160
Cognizant Technology Solutions Corp. Class A	75,741	4,801,222
Corning, Inc.	108,326	3,599,673
DXC Technology Co.	34,538	1,904,771
F5 Networks, Inc. (a)	7,741	1,127,322
Fidelity National Information Services, Inc.	43,291	5,310,940
Fiserv, Inc. (a)(b)	53,824	4,906,596
FleetCor Technologies, Inc. (a)	11,000	3,089,350
FLIR Systems, Inc.	17,761	960,870
Fortinet, Inc. (a)	18,700	1,436,721
Gartner, Inc. (a)	11,400	1,834,716
Global Payments, Inc.	20,276	3,246,796
Hewlett Packard Enterprise Co.	173,353	2,591,627
HP, Inc.	197,253	4,100,890
Intel Corp.	592,036	28,340,763
International Business Machines Corp.	117,095	16,147,400
Intuit, Inc.	34,537	9,025,554
IPG Photonics Corp. (a)	4,100	632,425
Jack Henry & Associates, Inc.	10,600	1,419,552
Juniper Networks, Inc.	42,349	1,127,754
Keysight Technologies, Inc. (a)	24,000	2,155,440
KLA-Tencor Corp.	21,732	2,568,722
Lam Research Corp.	19,977	3,752,480
Mastercard, Inc. Class A	118,751	31,413,202
Maxim Integrated Products, Inc.	35,200	2,105,664
Microchip Technology, Inc. (b)	32,083	2,781,596
Micron Technology, Inc. (a)	146,034	5,635,452
Microsoft Corp.	1,015,258	136,003,962
Motorola Solutions, Inc.	21,872	3,646,719

See accompanying notes to financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
NetApp, Inc.	33,214	$ 2,049,304
NVIDIA Corp.	80,544	13,227,741
Oracle Corp.	321,535	18,317,849
Paychex, Inc.	41,607	3,423,840
PayPal Holdings, Inc. (a)	157,145	17,986,817
Qorvo, Inc. (a)	15,400	1,025,794
QUALCOMM, Inc.	161,026	12,249,248
Red Hat, Inc. (a)	23,470	4,406,727
salesforce.com, Inc. (a)	102,895	15,612,258
Seagate Technology PLC	32,324	1,523,107
Skyworks Solutions, Inc.	22,300	1,723,121
Symantec Corp.	92,260	2,007,578
Synopsys, Inc. (a)	19,900	2,560,931
TE Connectivity, Ltd.	45,651	4,372,453
Texas Instruments, Inc.	123,693	14,195,009
Total System Services, Inc.	20,976	2,690,592
VeriSign, Inc. (a)	13,901	2,907,533
Visa, Inc. Class A	231,060	40,100,463
Western Digital Corp.	38,653	1,837,950
Western Union Co. (b)	53,945	1,072,966
Xerox Corp.	25,527	903,911
Xilinx, Inc.	33,360	3,933,811
		694,682,777
MATERIALS — 2.7%
Air Products & Chemicals, Inc.	28,902	6,542,546
Albemarle Corp. (b)	15,100	1,063,191
Alcoa Corp. (a)	1	23
Amcor PLC (a)	210,626	2,420,093
Avery Dennison Corp.	10,670	1,234,306
Ball Corp.	45,832	3,207,782
Celanese Corp.	16,500	1,778,700
CF Industries Holdings, Inc.	28,520	1,332,169
Corteva, Inc. (a)	96,682	2,858,887
Dow, Inc.	98,148	4,839,678
DuPont de Nemours, Inc.	100,482	7,543,184
Eastman Chemical Co.	18,036	1,403,742
Ecolab, Inc.	33,201	6,555,205
FMC Corp.	19,478	1,615,700
Freeport-McMoRan, Inc.	186,440	2,164,568
International Flavors & Fragrances, Inc. (b)	14,351	2,082,187
International Paper Co.	54,703	2,369,734
Linde PLC	72,663	14,590,730
LyondellBasell Industries NV Class A	38,948	3,354,591
Martin Marietta Materials, Inc.	7,845	1,805,213
Mosaic Co.	52,884	1,323,686
Newmont Goldcorp Corp.	105,033	4,040,619
Nucor Corp.	41,848	2,305,825
Packaging Corp. of America	11,200	1,067,584
PPG Industries, Inc.	30,854	3,600,970
Sealed Air Corp.	18,323	783,858
Sherwin-Williams Co.	10,509	4,816,170
Vulcan Materials Co.	16,571	2,275,364
Security Description	Shares	Value
Westrock Co.	32,036	$ 1,168,353
		90,144,658
REAL ESTATE — 3.0%
Alexandria Real Estate Equities, Inc. REIT	14,500	2,045,805
American Tower Corp. REIT	58,618	11,984,450
Apartment Investment & Management Co. Class A, REIT	18,795	942,005
AvalonBay Communities, Inc. REIT	17,769	3,610,305
Boston Properties, Inc. REIT	19,846	2,560,134
CBRE Group, Inc. Class A (a)	39,667	2,034,917
Crown Castle International Corp. REIT	56,358	7,346,265
Digital Realty Trust, Inc. REIT	26,700	3,144,993
Duke Realty Corp. REIT	45,300	1,431,933
Equinix, Inc. REIT	11,143	5,619,303
Equity Residential REIT	47,619	3,615,235
Essex Property Trust, Inc. REIT	8,445	2,465,349
Extra Space Storage, Inc. REIT	17,900	1,899,190
Federal Realty Investment Trust REIT	10,800	1,390,608
HCP, Inc. REIT	64,023	2,047,456
Host Hotels & Resorts, Inc. REIT	92,962	1,693,768
Iron Mountain, Inc. REIT (b)	36,181	1,132,465
Kimco Realty Corp. REIT	63,553	1,174,459
Macerich Co. REIT (b)	13,855	464,004
Mid-America Apartment Communities, Inc. REIT	16,200	1,907,712
Prologis, Inc. REIT	82,151	6,580,295
Public Storage REIT	20,235	4,819,370
Realty Income Corp. REIT	39,900	2,751,903
Regency Centers Corp. REIT	21,200	1,414,888
SBA Communications Corp. REIT (a)	15,400	3,462,536
Simon Property Group, Inc. REIT	40,180	6,419,157
SL Green Realty Corp. REIT	12,100	972,477
UDR, Inc. REIT	35,400	1,589,106
Ventas, Inc. REIT	48,097	3,287,430
Vornado Realty Trust REIT	24,768	1,587,629
Welltower, Inc. REIT	53,619	4,371,557
Weyerhaeuser Co. REIT	98,087	2,583,612
		98,350,316
UTILITIES — 3.2%
AES Corp.	95,436	1,599,507
Alliant Energy Corp.	34,000	1,668,720
Ameren Corp.	31,504	2,366,266
American Electric Power Co., Inc.	64,509	5,677,437
American Water Works Co., Inc.	23,900	2,772,400
Atmos Energy Corp.	14,400	1,520,064
CenterPoint Energy, Inc.	64,476	1,845,948
CMS Energy Corp.	39,055	2,261,675

See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Consolidated Edison, Inc.	45,152	$ 3,958,928
Dominion Energy, Inc.	107,166	8,286,075
DTE Energy Co.	24,345	3,113,239
Duke Energy Corp.	96,892	8,549,750
Edison International	44,214	2,980,466
Entergy Corp.	24,498	2,521,579
Evergy, Inc.	33,399	2,008,950
Eversource Energy	40,817	3,092,296
Exelon Corp.	126,084	6,044,467
FirstEnergy Corp.	65,193	2,790,912
NextEra Energy, Inc.	63,364	12,980,749
NiSource, Inc.	47,904	1,379,635
NRG Energy, Inc.	37,102	1,303,022
Pinnacle West Capital Corp.	14,104	1,327,045
PPL Corp.	96,219	2,983,751
Public Service Enterprise Group, Inc.	68,088	4,004,936
Sempra Energy	36,262	4,983,849
Southern Co.	138,859	7,676,126
WEC Energy Group, Inc.	42,382	3,533,387
Xcel Energy, Inc.	66,151	3,935,323
		107,166,502
TOTAL COMMON STOCKS (Cost $2,455,391,213)		3,239,357,126

SHORT-TERM INVESTMENTS — 3.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (d) (e)	102,904,430	102,904,430
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c) (f)	14,674,445	$ 14,674,445
TOTAL SHORT-TERM INVESTMENTS (Cost $117,578,875)		117,578,875
TOTAL INVESTMENTS — 100.8% (Cost $2,572,970,088)		3,356,936,001
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(27,166,874)
NET ASSETS — 100.0%		$ 3,329,769,127
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2019.
(f)	Investment of cash collateral for securities loaned.
REIT	=Real Estate Investment Trust

At June 30, 2019, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini S&P 500 Index (long)	600	09/20/2019	$86,879,750	$88,326,000	$1,446,250
During the period ended June 30, 2019, average notional value related to futures contracts was $68,947,354 or 2% of net assets.
See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,239,357,126	$—	$—	$3,239,357,126
Short-Term Investments	117,578,875	—	—	117,578,875
TOTAL INVESTMENTS	$3,356,936,001	$—	$—	$3,356,936,001
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	1,446,250	—	—	1,446,250
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 1,446,250	$—	$—	$ 1,446,250
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$3,358,382,251	$—	$—	$3,358,382,251
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Corp.	44,678	$ 2,817,841	$ 432,950	$ —	$—	$(370,540)	51,378	$ 2,880,251	$ 46,227
State Street Institutional U.S. Government Money Market Fund, Class G Shares	81,722,543	81,722,543	436,289,144	415,107,257	—	—	102,904,430	102,904,430	887,454
State Street Navigator Securities Lending Portfolio II	4,917,310	4,917,310	67,421,470	57,664,335	—	—	14,674,445	14,674,445	52,803
Total		$89,457,694	$504,143,564	$472,771,592	$—	$(370,540)		$120,459,126	$986,484
See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2019 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value*	$3,236,476,875
Investments in affiliated issuers, at value	120,459,126
Total Investments	3,356,936,001
Cash at broker	3,617,763
Cash	12
Receivable from broker — accumulated variation margin on open futures contracts	1,447,617
Receivable for fund shares sold	2,346,146
Dividends receivable — unaffiliated issuers	2,628,242
Dividends receivable — affiliated issuers	216,012
Securities lending income receivable — unaffiliated issuers	932
Securities lending income receivable — affiliated issuers	2,098
Receivable from Adviser	25,857
TOTAL ASSETS	3,367,220,680
LIABILITIES
Payable upon return of securities loaned	14,674,445
Payable for investments purchased	1,607,112
Payable for fund shares repurchased	21,088,000
Administration, custody, and transfer agent fees payable	33,262
Trustees’ fees and expenses payable	144
Professional fees payable	37,393
Printing and postage fees payable	9,435
Accrued expenses and other liabilities	1,762
TOTAL LIABILITIES	37,451,553
NET ASSETS	$3,329,769,127
NET ASSETS CONSIST OF:
Paid-in Capital	$2,524,388,200
Total distributable earnings (loss)	805,380,927
NET ASSETS	$3,329,769,127
NET ASSET VALUE PER SHARE
Net asset value per share	$ 13.95
Shares outstanding (unlimited amount authorized, no par value)	238,629,514
Net Assets	$3,329,769,127
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,451,651,154
Investments in affiliated issuers	121,318,934
Total cost of investments	$2,572,970,088
* Includes investments in securities on loan, at value	$ 26,648,598
See accompanying notes to financial statements.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 28,148
Dividend income — unaffiliated issuers	30,507,489
Dividend income — affiliated issuers	933,681
Unaffiliated securities lending income	8,563
Affiliated securities lending income	52,803
TOTAL INVESTMENT INCOME (LOSS)	31,530,684
EXPENSES
Administration, custody, and transfer agent fees	203,167
Trustees’ fees and expenses	46,658
Professional fees	85,722
Printing and postage fees	10,144
Insurance expense	7,648
Miscellaneous expenses	12,146
TOTAL EXPENSES	365,485
Expenses waived/reimbursed by the Adviser	(62,615)
NET EXPENSES	302,870
NET INVESTMENT INCOME (LOSS)	$ 31,227,814
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(2,585,316)
Futures contracts	7,897,288
Net realized gain (loss)	5,311,972
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	460,481,874
Investments — affiliated issuers	(370,540)
Futures contracts	3,427,903
Net change in unrealized appreciation/depreciation	463,539,237
NET REALIZED AND UNREALIZED GAIN (LOSS)	468,851,209
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$500,079,023
See accompanying notes to financial statements.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 31,227,814	$ 51,751,798
Net realized gain (loss)	5,311,972	35,216,548
Net change in unrealized appreciation/depreciation	463,539,237	(207,715,492)
Net increase (decrease) in net assets resulting from operations	500,079,023	(120,747,146)
Distributions to shareholders	—	(138,945,426)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	415,275,524	937,119,662
Reinvestment of distributions	—	138,945,426
Cost of shares redeemed	(220,118,261)	(381,020,586)
Net increase (decrease) in net assets from beneficial interest transactions	195,157,263	695,044,502
Net increase (decrease) in net assets during the period	695,236,286	435,351,930
Net assets at beginning of period	2,634,532,841	2,199,180,911
NET ASSETS AT END OF PERIOD	$3,329,769,127	$2,634,532,841
SHARES OF BENEFICIAL INTEREST:
Shares sold	31,549,230	71,154,512
Reinvestment of distributions	—	12,252,683
Shares redeemed	(16,707,375)	(27,824,760)
Net increase (decrease) from share transactions	14,841,855	55,582,435
See accompanying notes to financial statements.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 8/11/14* - 12/31/14
Net asset value, beginning of period	$ 11.77	$ 13.07	$ 11.31	$ 10.32	$ 10.55	$ 10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.14	0.26	0.25	0.23	0.22	0.08
Net realized and unrealized gain (loss)	2.04	(0.86)	2.21	1.02	(0.09)	0.63
Total from investment operations	2.18	(0.60)	2.46	1.25	0.13	0.71
Distributions to shareholders from:
Net investment income	—	(0.26)	(0.27)	(0.18)	(0.20)	(0.08)
Net realized gains	—	(0.44)	(0.43)	(0.08)	(0.16)	(0.08)
Total distributions	—	(0.70)	(0.70)	(0.26)	(0.36)	(0.16)
Net asset value, end of period	$ 13.95	$ 11.77	$ 13.07	$ 11.31	$ 10.32	$ 10.55
Total return (b)	18.52%	(4.42)%	21.66%	12.18%	1.29%	7.12%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,329,769	$2,634,533	$2,199,181	$1,227,444	$541,335	$426,710
Ratios to average net assets:
Total expenses	0.02%(c)	0.03%	0.03%	0.04%	0.04%	0.04%(c)
Net expenses	0.02%(c)	0.02%	0.03%	0.03%	0.03%	0.03%(c)
Net investment income (loss)	2.06%(c)	1.93%	1.98%	2.15%	2.05%	2.06%(c)
Portfolio turnover rate	3%(d)	8%	30%	5%	5%	4%(d)(e)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
(d)	Not annualized.
(e)	Portfolio turnover rate excludes in-kind security transactions.
See accompanying notes to financial statements.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2019, the Trust consists of twenty-nine (29) series (and corresponding classes, each of which have the same rights and privileges, including voting rights) each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following Fund or Portfolio:
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Equity 500 Index Fund (the “Fund”)	Administrative Shares Service Shares Class A Shares Class I Shares Class K Shares Class R Shares	April 11, 2001 March 10, 2003 September 17, 2014 September 17, 2014 September 17, 2014 June 7, 2005	Diversified
State Street Equity 500 Index II Portfolio (the “Portfolio”)	N/A	August 11, 2014	Diversified
The Fund is part of a “master-feeder” structure, and it invests substantially all of its assets in the Portfolio as shown below. The Portfolio is a separate series of the Trust. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
Fund Name	Portfolio Name	Fund Ownership Interest in Portfolio at June 30, 2019
State Street Equity 500 Index Fund	State Street Equity 500 Index II Portfolio	32.41%
Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase.
Class I shares and Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund and the Portfolio are investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investment in its Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed below:
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2019, is disclosed in the Portfolio’s Schedule of Investments.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
The Portfolio invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolio’s policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund or Portfolio, are applied to that Fund or Portfolio within the Trust. Other expenses which cannot be attributed to a specific Fund or Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund and Portfolio within the Trust. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2019, the Portfolio entered into futures contracts for cash equitization to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Portfolio's derivative instruments as of June 30, 2019, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$1,447,617	$—	$1,447,617
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$7,897,288	$—	$7,897,288
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$3,427,903	$—	$3,427,903
4.    Fees and Transactions with Affiliates
Advisory Fee
The Fund and Portfolio have entered into Investment Advisory Agreements with SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Fund pays the Adviser a fee at an annual rate of 0.02% of its average daily net assets. The Portfolio pays no investment advisory fees to SSGA FM.
SSGA FM is contractually obligated until April 30, 2020, separately with respect to both the Fund and the Portfolio, (i) to waive up to the full amount of the advisory fee payable by each of the Fund and the Portfolio and/or (ii) to reimburse each of the Fund and the Portfolio for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.02% of average daily net assets of the Fund or Portfolio, respectively, on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2020 except with approval of the Board.
For the period ended June 30, 2019, SSGA FM reimbursed or waived the fees under these agreements as shown on the respective Statement of Operations.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator to the Fund. For its administration services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
SSGA FM serves as administrator and State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

Distribution and Shareholder Servicing Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Administrative Shares, Service Shares, Class R Shares and Class A Shares and for services provided to Fund shareholders in such class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.15%, 0.25%, 0.60% and 0.25% of the Fund’s net assets attributable to its Administrative Shares, Service Shares, Class R Shares and Class A Shares, respectively. In addition to payments under the Plan, the Fund may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates – Securities Lending
State Street, an affiliate of the Fund/Portfolio, acts as the securities lending agent for the Fund/Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended December 7, 2018.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund/Portfolio, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2019, are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund and the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended June 30, 2019, were as follows:
	Purchases	Sales
State Street Equity 500 Index II Portfolio	$399,977,120	$90,733,102
7.    Income Tax Information
The Fund and the Portfolio have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund and the Portfolio will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

The Fund and Portfolio file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund's and Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Equity 500 Index Fund	$ 848,475,076	$230,574,665	$ —	$230,574,665
State Street Equity 500 Index II Portfolio	2,589,972,386	834,757,487	66,347,622	768,409,865
8.    Securities Lending
The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2019, and the value of the invested cash collateral are disclosed in the Portfolio's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2019:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Equity 500 Index II Portfolio	$ 26,648,598	$ 14,674,445	$ 12,377,822	$ 27,052,267
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2019:
		Remaining Contractual Maturity of the Agreements As of June 30, 2019
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Equity 500 Index II Portfolio	Common Stocks	$14,674,445	$—	$—	$—	$14,674,445	$14,674,445
9.    Line of Credit
The Portfolio and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2019 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Portfolio had no outstanding loans as of June 30, 2019.
10.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market and Credit Risk
In the normal course of business, the Portfolio and the Fund trade financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio and the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio and Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
29

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION
June 30, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund/Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund/Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund/Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2019 to June 30, 2019.
The table below illustrates your Fund’s/Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s/Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund/Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund/Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s/Portfolio's costs with those of other mutual funds. It assumes that the Fund/Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s/Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s/Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Equity 500 Index Fund(b)
Administrative Shares	0.17%	$1,183.80	$0.92	$1,024.00	$0.85
Service Shares	0.27	1,183.00	1.46	1,023.50	1.35
Class R Shares	0.62	1,181.40	3.35	1,021.70	3.11
Class A Shares	0.28	1,183.30	1.52	1,023.40	1.40
Class I Shares	0.09	1,184.20	0.49	1,024.30	0.45
Class K Shares	0.02	1,184.80	0.11	1,024.70	0.10
State Street Equity 500 Index II Portfolio	0.02	1,185.20	0.11	1,024.70	0.10
(a)	Expenses are equal to the Fund’s/Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
(b)	Because the Fund invests all of its assets in the Portfolio, the expense example reflects the net expenses of both the Fund and the Portfolio.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s and the Portfolio’s investment adviser to vote proxies relating to the portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC's website, at www.sec.gov. Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Fund’s and Portfolio’s website at www.ssgafunds.com.
30

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Quarterly Portfolio Schedule
Following the Fund's and Portfolio's first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC's website at www.SEC.gov. The Fund’s and Portfolio’s schedule of investments is available upon request, without charge, by calling 1-800-997-7327 (toll free) and on the Fund’s and Portfolio’s website at www.ssgafunds.com.
TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 10, 2019 and May 15, 2019, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Equity 500 Index Fund (the “Fund”) and State Street Equity 500 Index II Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 10, 2019 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 15, 2019 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund, which is a feeder fund for which the Portfolio serves as the master fund in a master-feeder structure:
•	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2018, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
•	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
______________________________
1Over the course of many years overseeing the Fund, the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
31

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years, and
•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund and Portfolio; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and Portfolio and (b) affiliates of the Adviser that provide services to the Fund and Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund and Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Fund and Portfolio and for Fund/Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	A copy of the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and Portfolio, and their service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund and Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund and Portfolio by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund and Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant, and securities lending agent of the Fund and Portfolio, and transfer agent of the Portfolio, and the role of the Adviser in managing the Fund’s and the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund and Portfolio;
•	Draft responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
32

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

•	SSGA FM, in its capacity as the Fund’s and Portfolio’s Adviser and Administrator, with respect to its operations relating to the Fund and Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2018; and the relevant operations of other affiliated service providers to the Fund and Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2018;
•	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Fund and Portfolio, and transfer agent for the Portfolio, with respect to its operations relating to the Fund and Portfolio; and
•	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund and Portfolio (the “Distributor”), with respect to its operations relating to the Fund and Portfolio, together with the Fund’s related distribution plan and arrangement under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 15, 2019;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund and Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and Portfolio, and the investment strategies used in pursuing the Fund’s and Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund and Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 15, 2019 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2019, for an additional year with respect to the Fund and Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund and Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and Portfolio. The Board evaluated, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund and Portfolio. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund and Portfolio, including reputational and entrepreneurial
33

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing the Fund’s and Portfolio’s securities lending activities.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund and Portfolio.
Fund Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2018. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund and Portfolio:
State Street Equity 500 Index Fund and State Street Equity 500 Index II Portfolio. The Board considered that the Fund outperformed the medians of its Performance Group and Performance Universe and its Lipper Index for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund and Portfolio is satisfactory based on the performance of the Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses to limit the total expenses borne by shareholders. In the case of the Portfolio, the Board considered the investment advisory fee in the context of the overall master-feeder arrangement. The Board also considered that the Portfolio does not pay an investment advisory fee to the Adviser. Among other information, the Board considered the following expense information in its evaluation of the Fund and Portfolio:
State Street Equity 500 Index Fund and State Street Equity 500 Index II Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund and Portfolio compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund and
34

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Fund’s or Portfolio’s investments.
The Board concluded that the profitability of the Adviser with respect to each of the Fund and the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund and Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio and the fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund and Portfolio during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund and Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund or Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and Portfolio and their respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
35

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator of the Fund
and the Portfolio and Transfer Agent of the
Portfolio
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent of the Fund
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.
SSIITEQTY500SAR

Semi-Annual Report
June 30, 2019
State Street Institutional Investment Trust
State Street Institutional Liquid Reserves Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com/cash), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by calling 866-392-0869.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 866-392-0869. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2019 (Unaudited)

ASSETS
Investment in corresponding affiliated Portfolio, at value	$15,657,957,505
Receivable for fund shares sold	200
Receivable from Adviser	48,481
TOTAL ASSETS	15,658,006,186
LIABILITIES
Advisory fee payable	34
Administration fees payable	599,018
Shareholder servicing fee payable	145,746
Distribution fees payable	28,356
Transfer agent fees payable	50,879
Distribution payable	5,643,958
Registration and filing fees payable	104,831
Professional fees payable	12,414
Printing fees payable	50,014
Accrued expenses and other liabilities	223,322
TOTAL LIABILITIES	6,858,572
NET ASSETS	$15,651,147,614
NET ASSETS CONSIST OF:
Paid-in Capital	$15,648,313,279
Total distributable earnings (loss)	2,834,335
NET ASSETS	$15,651,147,614
Administration Class
Net Assets	$ 720,505,634
Shares Outstanding	720,397,721
Net asset value, offering and redemption price per share	$ 1.0001
Institutional Class
Net Assets	$ 106,216,873
Shares Outstanding	106,181,985
Net asset value, offering and redemption price per share	$ 1.0003
Investment Class
Net Assets	$ 18,139
Shares Outstanding	18,136
Net asset value, offering and redemption price per share	$ 1.0002
Investor Class
Net Assets	$ 81,868,742
Shares Outstanding	81,859,154
Net asset value, offering and redemption price per share	$ 1.0001
Premier Class
Net Assets	$13,980,782,982
Shares Outstanding	13,978,483,360
Net asset value, offering and redemption price per share	$ 1.0002
Trust Class
Net Assets	$ 761,755,244
Shares Outstanding	761,608,833
Net asset value, offering and redemption price per share	$ 1.0002
COST OF INVESTMENTS:
Investment in corresponding affiliated Portfolio	$15,655,297,295
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2019 (Unaudited)

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$189,339,379
Expenses allocated from affiliated Portfolio	(4,740,510)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	184,598,869
EXPENSES
Administration fees
Administration Class	207,184
Institutional Class	18,141
Investment Class	4
Investor Class	13,015
Premier Class	3,191,105
Trust Class	163,525
Shareholder servicing fees
Administration Class	828,736
Institutional Class	10,884
Investment Class	23
Investor Class	20,825
Trust Class	189,689
Distribution fees
Administration Class	207,184
Investment Class	9
Custodian fees	73,883
Trustees’ fees and expenses	9,034
Transfer agent fees	160,921
Registration and filing fees	111,080
Professional fees and expenses	19,695
Printing and postage fees	4,098
Insurance expense	35,614
Miscellaneous expenses	30,617
TOTAL EXPENSES	5,295,266
Expenses waived/reimbursed by the Adviser	(155,287)
NET EXPENSES	5,139,979
NET INVESTMENT INCOME (LOSS)	$179,458,890
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	41,961
Net change in unrealized appreciation/depreciation on:
Investments allocated from affiliated Portfolio	2,794,456
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,836,417
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$182,295,307
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 179,458,890	$ 238,279,241
Net realized gain (loss)	41,961	99,187
Net change in unrealized appreciation/depreciation	2,794,456	11,343
Net increase (decrease) in net assets resulting from operations	182,295,307	238,389,771
DISTRIBUTIONS TO SHAREHOLDERS:
Administration Class	(9,400,594)	(16,841,391)
Institutional Class	(898,207)	(522)
Investment Class	(206)	(12,458)
Investor Class	(634,196)	(1,303,641)
Premier Class	(160,467,793)	(207,278,397)
Trust Class	(8,057,804)	(12,837,558)
Total distributions to shareholders	(179,458,800)	(238,273,967)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class
Shares sold	3,651,805,331	8,810,320,220
Reinvestment of distributions	3,798,642	6,962,960
Shares redeemed	(3,892,029,354)	(8,692,143,753)
Net increase (decrease) from capital share transactions	(236,425,381)	125,139,427
Institutional Class
Shares sold	105,503,158	55,086
Reinvestment of distributions	646,068	54
Shares redeemed	(1,518)	(13)
Net increase (decrease) from capital share transactions	106,147,708	55,127
Investment Class
Reinvestment of distributions	65	96
Shares redeemed	(5,307)	(5,524,389)
Net increase (decrease) from capital share transactions	(5,242)	(5,524,293)
Investor Class
Shares sold	345,770,733	507,867,839
Reinvestment of distributions	614,890	1,228,213
Shares redeemed	(305,406,405)	(502,571,336)
Net increase (decrease) from capital share transactions	40,979,218	6,524,716
Premier Class
Shares sold	46,907,094,384	101,814,128,257
Reinvestment of distributions	135,773,306	180,623,253
Shares redeemed	(42,554,155,859)	(100,808,489,575)
Net increase (decrease) from capital share transactions	4,488,711,831	1,186,261,935
Trust Class
Shares sold	3,573,286,774	6,721,774,753
Reinvestment of distributions	6,067,950	9,824,200
Shares redeemed	(3,521,876,326)	(6,791,873,011)
Net increase (decrease) from capital share transactions	57,478,398	(60,274,058)
Net increase (decrease) in net assets from beneficial interest transactions	4,456,886,532	1,252,182,854
Net increase (decrease) in net assets during the period	4,459,723,039	1,252,298,658
Net assets at beginning of period	11,191,424,575	9,939,125,917
NET ASSETS AT END OF PERIOD	$ 15,651,147,614	$ 11,191,424,575
SHARES OF BENEFICIAL INTEREST:
Administration Class
Shares sold	3,651,536,040	8,810,290,173
Reinvestment of distributions	3,798,262	6,962,997
Shares redeemed	(3,891,772,388)	(8,692,062,407)
Net increase (decrease) from share transactions	(236,438,086)	125,190,763
Institutional Class
Shares sold	105,482,513	55,075
Reinvestment of distributions	645,874	54
Shares redeemed	(1,518)	(13)
Net increase (decrease) from share transactions	106,126,869	55,116
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18(a)
Investment Class
Reinvestment of distributions	$ 65	$ 96
Shares redeemed	(5,307)	(5,524,483)
Net increase (decrease) from share transactions	(5,242)	(5,524,387)
Investor Class
Shares sold	345,729,463	507,868,109
Reinvestment of distributions	614,817	1,228,236
Shares redeemed	(305,368,658)	(502,578,153)
Net increase (decrease) from share transactions	40,975,622	6,518,192
Premier Class
Shares sold	46,901,431,856	101,813,025,437
Reinvestment of distributions	135,755,342	180,623,722
Shares redeemed	(42,548,844,838)	(100,807,262,430)
Net increase (decrease) from share transactions	4,488,342,360	1,186,386,729
Trust Class
Shares sold	3,572,759,230	6,721,631,079
Reinvestment of distributions	6,067,020	9,824,002
Shares redeemed	(3,521,369,867)	(6,791,750,606)
Net increase (decrease) from share transactions	57,456,383	(60,295,525)
(a)	For Institutional Class shares, data is for the period July 5, 2018 (inception date) through December 31, 2018.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class(a)
	Six Months Ended 06/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 8/29/16* - 12/31/16
Net asset value, beginning of period	$ 0.9999	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0112	0.0174	0.0080	0.0008
Net realized and unrealized gain (loss)	0.0002	(0.0001)	0.0000(b)	0.0000(b)
Total from investment operations	0.0114	0.0173	0.0080	0.0008
Distributions to shareholders from:
Net investment income	(0.0112)	(0.0174)	(0.0080)	(0.0008)
Net realized gains	—	—	(0.0000)(b)	—
Total distributions	(0.0112)	(0.0174)	(0.0080)	(0.0008)
Net asset value, end of period	$ 1.0001	$ 0.9999	$ 1.0000	$ 1.0000
Total return (c)	1.15%	1.75%	0.80%	0.08%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$720,506	$956,750	$831,606	$798,447
Ratios to Average Net Assets:
Total expenses	0.37%(d)	0.37%	0.37%	0.38%(d)
Net expenses	0.37%(d)	0.37%	0.37%	0.38%(d)
Net investment income (loss)	2.27%(d)	1.74%	0.80%	0.22%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Institutional Class(a)
	Six Months Ended 6/30/19 (Unaudited)	For the Period 7/6/18* 12/31/18
Net asset value, beginning of period	$ 1.0001	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0123	0.0108
Net realized and unrealized gain (loss)	0.0002	0.0001
Total from investment operations	0.0125	0.0109
Distributions to shareholders from:
Net investment income	(0.0123)	(0.0108)
Net asset value, end of period	$ 1.0003	$ 1.0001
Total return (b)	1.26%	1.08%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$106,217	$ 55
Ratios to Average Net Assets:
Total expenses	0.15%(c)	0.15%(c)
Net expenses	0.15%(c)	0.15%(c)
Net investment income (loss)	2.48%(c)	2.21%(c)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class(a)
	Six Months Ended 06/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14
Net asset value, beginning of period	$ 1.0000	$ 0.9999	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0109	0.0164	0.0070	0.0010	0.0000(b)(c)	0.0000(b)(c)
Net realized and unrealized gain (loss)	0.0002	0.0001	(0.0001)	0.0000(b)	0.0000(b)	0.0000(b)
Total from investment operations	0.0111	0.0165	0.0069	0.0010	0.0000(b)	0.0000(b)
Distributions to shareholders from:
Net investment income	(0.0109)	(0.0164)	(0.0070)	(0.0010)	—	—
Net realized gains	—	—	(0.0000)(b)	—	—	—
Total distributions	(0.0109)	(0.0164)	(0.0070)	(0.0010)	—	—
Net asset value, end of period	$ 1.0002	$ 1.0000	$ 0.9999	$ 1.0000	$ 1.0000	$ 1.0000
Total return (d)	1.11%	1.67%	0.69%	0.10%	0.00%(e)	0.00%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 18	$ 23	$ 5,547	$ 5,582	$485,292	$726,910
Ratios to Average Net Assets:
Total expenses	0.45%(f)	0.47%	0.47%	0.47%	0.47%	0.47%
Net expenses	0.45%(f)	0.47%	0.47%	0.46%	0.24%	0.19%
Net investment income (loss)	2.19%(f)	1.18%	0.70%	0.08%	0.00%(e)	0.00%(e)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Amount is less than 0.005%.
(f)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class(a)
	Six Months Ended 06/30/19 (Unaudited)	Year Ended 12/31/18	For the Period 7/13/17* - 12/31/17
Net asset value, beginning of period	$ 0.9999	$ 0.9999	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0121	0.0191	0.0055
Net realized and unrealized gain (loss)	0.0002	—	(0.0001)
Total from investment operations	0.0123	0.0191	0.0054
Voluntary expense reimbursement from Affiliate	—	—	0.0000(b)
Distributions to shareholders from:
Net investment income	(0.0121)	(0.0191)	(0.0055)
Net realized gains	—	—	(0.0000)(b)
Total distributions	(0.0121)	(0.0191)	(0.0055)
Net asset value, end of period	$ 1.0001	$ 0.9999	$ 0.9999
Total return (c)	1.23%	1.92%	0.54%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 81,869	$ 40,881	$ 34,361
Ratios to Average Net Assets:
Total expenses	0.20%(d)	0.20%	0.20%(d)
Net expenses	0.20%(d)	0.20%	0.20%(d)
Net investment income (loss)	2.44%(d)	1.95%	1.19%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class(a)
	Six Months Ended 06/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14
Net asset value, beginning of period	$ 0.9999	$ 0.9999	$ 1.0001	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0125	0.0199	0.0105	0.0045	0.0012(b)	0.0008(b)
Net realized and unrealized gain (loss)	0.0003	—	(0.0002)	0.0001	0.0000(c)	(0.0001)
Total from investment operations	0.0128	0.0199	0.0103	0.0046	0.0012	0.0007
Distributions to shareholders from:
Net investment income	(0.0125)	(0.0199)	(0.0105)	(0.0045)	(0.0012)	(0.0007)
Net realized gains	—	—	(0.0000)(c)	—	—	—
Total distributions	(0.0125)	(0.0199)	(0.0105)	(0.0045)	(0.0012)	(0.0007)
Net asset value, end of period	$ 1.0002	$ 0.9999	$ 0.9999	$ 1.0001	$ 1.0000	$ 1.0000
Total return (d)	1.28%	2.00%	1.05%	0.45%	0.12%	0.07%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$13,980,783	$9,489,591	$8,303,222	$6,255,384	$45,207,442	$37,932,781
Ratios to Average Net Assets:
Total expenses	0.12%(e)	0.12%	0.12%	0.12%	0.12%	0.12%
Net expenses	0.12%(e)	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income (loss)	2.51%(e)	2.00%	1.06%	0.43%	0.12%	0.07%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amount is less than $0.00005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Trust Class(a)
	Six Months Ended 06/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 8/29/16* - 12/31/16
Net asset value, beginning of period	$ 1.0000	$ 0.9999	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0122	0.0193	0.0099	0.0015
Net realized and unrealized gain (loss)	0.0002	0.0001	(0.0001)	0.0000(b)
Total from investment operations	0.0124	0.0194	0.0098	0.0015
Distributions to shareholders from:
Net investment income	(0.0122)	(0.0193)	(0.0099)	(0.0015)
Net realized gains	—	—	(0.0000)(b)	—
Total distributions	(0.0122)	(0.0193)	(0.0099)	(0.0015)
Net asset value, end of period	$ 1.0002	$ 1.0000	$ 0.9999	$ 1.0000
Total return (c)	1.25%	1.96%	0.99%	0.15%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$761,755	$704,123	$764,391	$1,211,202
Ratios to Average Net Assets:
Total expenses	0.18%(d)	0.18%	0.18%	0.19%(d)
Net expenses	0.18%(d)	0.18%	0.18%	0.19%(d)
Net investment income (loss)	2.46%(d)	1.91%	0.97%	0.39%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2019, the Trust consists of twenty-nine (29) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional Liquid Reserves Fund	Premier Class Institutional Class Investment Class Administration Class Investor Class Service Class Trust Class	August 12, 2004 July 6, 2018 October 15, 2007 August 29, 2016 July 13, 2017 Not commenced August 29, 2016	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (100.00% at June 30, 2019). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Fund (1) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places; and (2) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets fall below a designated threshold.
The NAV of the Fund is calculated multiple times each day the Fund accepts purchase orders and redemption requests. Effective October 12, 2016, the Board has permitted the Fund to impose a liquidity fee of no more than 2% on the value redeemed and/or temporarily suspend redemptions for up to 10 business days in a 90 day period, in the event that the Fund’s liquid assets fall below certain thresholds. The Fund will pass through to its investors any liquidity fee or suspension of redemptions imposed by the Portfolio on the same terms and conditions as imposed by the Portfolio on the Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

Security Valuation
The Fund records its investments in the Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The summary of the inputs used for the Portfolio, as of June 30, 2019, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to the report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2020, to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees and any class – specific expenses such as distribution, shareholder servicing, administration and sub-transfer agency fees) exceed 0.07% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2020 except with approval of the Board. For the period ended June 30, 2019, the Adviser waived fees in the amount of $155,287.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC ( “SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10%, of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the period ended June 30, 2019, the Fund's Administration Class shares and Investment Class shares paid $207,184 and $9, respectively, to SSGA FD under the Plan.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Institutional Class shares, Investment Class shares, Administration Class shares, Investor Class shares and Trust Class shares made payments for these services at an annual rate up to 0.03%, 0.25%, 0.20%, 0.08% and 0.058%, respectively, of the eligible average daily net assets of Institutional Class shares, Investment Class shares, Administration Class shares, Investor Class shares and Trust Class shares, respectively. During the period ended June 30, 2019, the Fund’s Institutional Class shares, Investment Class shares, Administration Class shares, Investor Class shares and Trust Class shares paid SSGA FD $10,884, $23, $828,736, $20,825 and $189,689, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2018, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

As of June 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Institutional Liquid Reserves Fund	$15,655,297,295	$2,660,210	$—	$2,660,210
6.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
7.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION
June 30, 2019 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the the extent applicable, distribution(12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2019 to June 30, 2019.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Institutional Liquid Reserves Fund
Administration Class	0.37%	$1,011.50	$1.85	$1,023.00	$1.86
Institutional Class	0.15	1,012.60	0.75	1,024.10	0.75
Investment Class	0.45	1,011.10	2.24	1,022.60	2.26
Investor Class	0.20	1,012.30	1.00	1,023.80	1.00
Premier Class	0.12	1,012.80	0.60	1,024.20	0.60
Trust Class	0.18	1,012.50	0.90	1,023.90	0.90
(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 181, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083 (toll free), (ii) on the Fund’s website at www.SSGA.com/cash or (iii) on the SEC’s website at www.sec.gov. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 10, 2019 and May 15, 2019, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Institutional Liquid Reserves Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 10, 2019 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 15, 2019 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
•	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2018, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
•	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
_______________________________
1 Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	A copy of the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Draft responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

•	SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2018; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2018;
•	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and shareholder servicer for the Fund, with respect to its operations relating to the Fund; and
•	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 15, 2019;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 15, 2019 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2019, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2018. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
Money Market Funds, Generally.The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Liquid Reserves Fund. The Board considered that the Fund outperformed the median of its Performance Group for the 1- and 10-year periods, underperformed the median of its Performance Group for the 3-year period and equaled the median of its Performance Group for the 5-year period. The Board also considered that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund outperformed its Lipper Index for the 1-, 5- and 10-year periods and underperformed its Lipper Index for the 3-year period. The Board took into account management’s discussion of the Fund’s performance.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Institutional Liquid Reserves Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

Semi-Annual Report
June 30, 2019
State Street Master Funds
State Street Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2019

% of Net Assets
Certificates of Deposit	31.6%
Financial Company Commercial Paper	20.2
Other Notes	19.6
Other Repurchase Agreements	8.9
Asset Backed Commercial Paper	7.0
Government Agency Repurchase Agreements	6.6
Treasury Repurchase Agreements	5.9
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2019

% of Net Assets
Overnight (1 Day)	34.3%
2 to 30 Days	15.3
31 to 60 Days	11.9
61 to 90 Days	8.2
Over 90 Days	30.1
Total	99.8%
Average days to maturity	33
Weighted average life	66
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER—7.0%
Alpine Securitization LLC(a)	2.540%	07/31/2019	07/31/2019	$ 40,000,000	$ 39,911,817
Antalis SA(a)	2.600%	07/03/2019	07/03/2019	100,000,000	99,966,250
Atlantic Asset Securitization LLC(a)	2.370%	07/01/2019	07/01/2019	130,000,000	129,974,000
Barton Capital SA(a)	2.470%	07/29/2019	07/29/2019	48,400,000	48,302,891
Barton Capital SA(a)	2.470%	09/03/2019	09/03/2019	38,000,000	37,835,147
Bedford Row Funding Corp., 1 Month USD LIBOR + 0.13%(b)	2.524%	07/16/2019	01/16/2020	50,000,000	50,002,636
Cancara Asset Securitisation LLC(a)	2.250%	10/25/2019	10/25/2019	50,000,000	49,605,482
Collateralized Commercial Paper FLEX Co. LLC, 1 Month USD LIBOR + 0.25%(b)	2.669%	07/08/2019	08/07/2019	58,000,000	58,016,190
Kells Funding LLC(a)	2.500%	08/19/2019	08/19/2019	131,000,000	130,560,437
Kells Funding LLC(a)	2.530%	08/15/2019	08/15/2019	50,000,000	49,844,667
Kells Funding LLC(a)	2.540%	08/02/2019	08/02/2019	50,000,000	49,885,666
Kells Funding LLC(a)	2.550%	08/09/2019	08/09/2019	125,000,000	124,658,750
LMA Americas LLC(a)	2.390%	07/01/2019	07/01/2019	125,000,000	124,975,365
LMA Americas LLC(a)	2.410%	11/01/2019	11/01/2019	50,000,000	49,603,100
Nieuw Amsterdam Receivables Corp.(a)	2.550%	07/16/2019	07/16/2019	55,000,000	54,933,285
TOTAL ASSET BACKED COMMERCIAL PAPER					1,098,075,683
CERTIFICATES OF DEPOSIT—31.6%
Bank of Montreal, 3 Month USD LIBOR + 0.05%(b)	2.570%	09/03/2019	03/02/2020	100,000,000	100,006,257
Bank of Montreal, 3 Month USD LIBOR + 0.22%(b)	2.673%	09/09/2019	12/09/2019	150,000,000	150,130,891
Bank of Nova Scotia(a)	2.650%	12/16/2019	12/16/2019	75,000,000	75,024,690
Bank of Nova Scotia, 1 Month USD LIBOR + 0.30%(b)	2.694%	07/16/2019	01/16/2020	20,000,000	20,025,659
Bank of Nova Scotia, 3 Month USD LIBOR + 0.14%(b)	2.751%	07/16/2019	01/16/2020	23,000,000	23,017,140
BNP Paribas, 3 Month USD LIBOR + 0.07%(b)	2.649%	08/05/2019	11/05/2019	90,000,000	90,002,690
Canadian Imperial Bank of Commerce, 1 Month USD LIBOR + 0.13%(b)	2.551%	07/08/2019	12/06/2019	125,000,000	125,042,010
Canadian Imperial Bank of Commerce, 1 Month USD LIBOR + 0.33%(b)	2.741%	07/15/2019	08/13/2019	125,000,000	125,052,779
Canadian Imperial Bank of Commerce, 3 Month USD LIBOR + 0.22%(b)	2.550%	09/30/2019	12/30/2019	35,000,000	35,032,902
Canadian Imperial Bank of Commerce, 3 Month USD LIBOR + 0.32%(b)	2.931%	07/05/2019	07/05/2019	80,000,000	80,002,167
China Construction Bank(a)	2.630%	08/16/2019	08/16/2019	60,000,000	60,013,607
China Construction Bank(a)	2.660%	07/15/2019	07/15/2019	50,000,000	50,005,049
Credit Industriel et Commercial(a)	2.260%	03/11/2020	03/11/2020	100,000,000	100,141,278
Credit Industriel et Commercial(a)	2.590%	12/04/2019	12/04/2019	100,000,000	100,150,163
Credit Industriel et Commercial, 1 Month USD LIBOR + 0.14%(b)	2.580%	07/01/2019	08/01/2019	120,000,000	120,016,138
Credit Suisse AG(a)	2.620%	09/27/2019	09/27/2019	100,000,000	100,063,812
Credit Suisse AG(a)	2.620%	10/10/2019	10/10/2019	100,000,000	100,070,998
Credit Suisse AG, 1 Month USD LIBOR + 0.18%(b)	2.592%	07/11/2019	12/11/2019	100,000,000	100,048,494
Credit Suisse AG, 3 Month USD LIBOR + 0.11%(b)	2.711%	07/18/2019	10/15/2019	50,000,000	50,008,569
Industrial and Commercial Bank of China Ltd.(a)	2.490%	07/09/2019	07/09/2019	49,000,000	49,003,434
Industrial and Commercial Bank of China Ltd.(a)	2.630%	08/26/2019	08/26/2019	61,000,000	61,009,585
Industrial and Commercial Bank of China Ltd.(a)	2.660%	07/15/2019	07/15/2019	110,000,000	110,009,523
Industrial and Commercial Bank of China Ltd.(a)	2.660%	08/02/2019	08/02/2019	125,000,000	125,019,582
Industrial and Commercial Bank of China Ltd.(a)	2.700%	07/02/2019	07/02/2019	135,000,000	135,003,584
Lloyds Bank Corporate Markets PLC, 3 Month USD LIBOR + 0.18%(b)	2.772%	07/19/2019	07/19/2019	150,000,000	150,008,398
Mizuho Bank Ltd.(a)	2.570%	08/05/2019	08/05/2019	100,000,000	100,023,463
Mizuho Bank Ltd., 3 Month USD LIBOR + 0.11%(b)	2.721%	07/02/2019	07/02/2019	150,000,000	150,000,000
MUFG Bank Ltd.(a)	2.600%	10/31/2019	10/31/2019	111,000,000	111,109,422
Nordea Bank AB, 3 Month USD LIBOR - 0.01%(b)	2.591%	07/18/2019	10/18/2019	95,000,000	94,999,762
Nordea Bank AB, 3 Month USD LIBOR - 0.01%(b)	2.601%	07/15/2019	10/15/2019	50,000,000	49,999,897
Norinchukin Bank(a)	2.260%	12/04/2019	12/04/2019	19,440,000	19,458,293
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Norinchukin Bank(a)	2.550%	07/16/2019	07/16/2019	$ 100,000,000	$ 100,007,273
Royal Bank of Canada, 3 Month USD LIBOR + 0.05%(b)	2.661%	07/02/2019	04/02/2020	150,000,000	149,999,940
Skandinaviska Enskilda Banken AB(a)	2.600%	10/04/2019	10/04/2019	106,000,000	106,097,862
Skandinaviska Enskilda Banken AB, 3 Month USD LIBOR + 0.01%(b)	2.533%	08/22/2019	11/22/2019	104,000,000	103,999,524
Skandinaviska Enskilda Banken AB, 3 Month USD LIBOR + 0.13%(b)	2.581%	09/11/2019	09/11/2019	140,000,000	140,032,067
Societe Generale, 3 Month USD LIBOR + 0.07%(b)	2.681%	07/15/2019	07/15/2019	75,000,000	75,002,385
Standard Chartered Bank(a)	2.600%	07/22/2019	07/22/2019	75,000,000	75,010,334
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.13%(b)	2.551%	07/08/2019	09/06/2019	50,000,000	50,011,647
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.13%(b)	2.559%	07/05/2019	09/04/2019	74,000,000	74,017,027
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.13%(b)	2.569%	07/31/2019	09/30/2019	55,000,000	55,012,164
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.16%(b)	2.564%	07/22/2019	08/22/2019	113,000,000	113,027,548
Sumitomo Mitsui Trust Bank(a)	2.400%	07/02/2019	07/02/2019	100,000,000	100,000,117
Sumitomo Mitsui Trust Bank(a)	2.580%	07/11/2019	07/11/2019	42,000,000	42,002,995
Sumitomo Mitsui Trust Bank, 1 Month USD LIBOR + 0.17%(b)	2.600%	07/05/2019	08/05/2019	40,000,000	40,007,267
Svenska Handelsbanken AB, 3 Month USD LIBOR + 0.02%(b)	2.612%	07/19/2019	07/19/2019	130,000,000	130,002,427
Svenska Handelsbanken AB, 3 Month USD LIBOR + 0.21%(b)	2.629%	09/19/2019	12/19/2019	127,000,000	127,111,989
Toronto-Dominion Bank(a)	2.400%	12/04/2019	12/04/2019	73,000,000	73,042,258
Toronto-Dominion Bank(a)	2.600%	10/15/2019	10/15/2019	100,000,000	100,090,095
Toronto-Dominion Bank, 1 Month USD LIBOR + 0.33%(b)	2.770%	07/02/2019	08/02/2019	100,000,000	100,020,622
Toronto-Dominion Bank, 3 Month USD LIBOR + 0.03%(b)	2.373%	09/24/2019	03/24/2020	125,000,000	124,999,777
Wells Fargo Bank NA, 1 Month USD LIBOR + 0.18%(b)	2.592%	07/08/2019	04/08/2020	100,000,000	100,043,343
Wells Fargo Bank NA, 3 Month USD LIBOR + 0.17%(b)	2.781%	07/15/2019	01/15/2020	75,000,000	75,063,577
Wells Fargo Bank NA, 3 Month USD LIBOR + 0.23%(b)	2.841%	07/03/2019	01/06/2020	50,000,000	50,055,746
Wells Fargo Bank NA, 3 Month USD LIBOR + 0.24%(b)	2.851%	07/03/2019	02/03/2020	75,000,000	75,096,517
TOTAL CERTIFICATES OF DEPOSIT					4,939,254,737
FINANCIAL COMPANY COMMERCIAL PAPER—20.2%
Bank of Nova Scotia, 1 Month USD LIBOR + 0.14%(b)	2.580%	07/03/2019	02/03/2020	90,000,000	90,029,369
Bank of Nova Scotia, 3 Month USD LIBOR + 0.06%(b)	2.539%	09/05/2019	06/05/2020	100,000,000	99,999,590
BPCE(a)	2.270%	02/18/2020	02/18/2020	125,000,000	123,230,972
BPCE(a)	2.410%	10/04/2019	10/04/2019	50,000,000	49,698,106
Caisse des Depots et Consignations(a)	2.485%	08/16/2019	08/16/2019	100,000,000	99,696,608
CDP Financial, Inc.(a)	2.500%	11/14/2019	11/14/2019	74,000,000	73,326,553
CDP Financial, Inc.(a)	2.555%	10/15/2019	10/15/2019	150,000,000	148,926,804
Commonwealth Bank of Australia, 3 Month USD LIBOR + 0.04%(b)	2.619%	08/05/2019	02/03/2020	50,000,000	50,005,655
DBS Bank Ltd.(a)	2.250%	12/03/2019	12/03/2019	30,000,000	29,711,650
DBS Bank Ltd.(a)	2.260%	10/18/2019	10/18/2019	200,000,000	198,598,134
DnB Bank ASA(a)	2.465%	09/30/2019	09/30/2019	150,000,000	149,114,050
Erste Abwicklungsanstalt(a)	2.490%	09/16/2019	09/16/2019	50,000,000	49,743,667
HSBC Bank PLC, 1 Month USD LIBOR + 0.30%(b)	2.704%	07/22/2019	07/22/2019	100,000,000	100,020,138
HSBC Bank PLC, 3 Month USD LIBOR + 0.01%(b)	2.575%	08/07/2019	08/07/2019	100,000,000	100,000,159
ING US Funding LLC, 1 Month USD LIBOR + 0.16%(b)	2.600%	07/03/2019	12/03/2019	125,000,000	125,056,254
ING US Funding LLC, 1 Month USD LIBOR + 0.29%(b)	2.702%	07/08/2019	07/08/2019	90,000,000	90,007,446
Lloyds Bank PLC, 1 Month USD LIBOR + 0.09%(b)	2.635%	08/05/2019	02/04/2020	115,000,000	114,999,540
Lloyds Bank PLC, 1 Month USD LIBOR + 0.26%(b)	2.650%	07/19/2019	08/19/2019	120,000,000	120,043,950
National Australia Bank Ltd., 1 Month USD LIBOR + 0.22%(b)	2.660%	07/01/2019	08/01/2019	56,000,000	56,011,911
Nordea Bank AB(a)	2.485%	09/20/2019	09/20/2019	100,000,000	99,471,733
Skandinaviska Enskilda Banken AB(a)	2.560%	12/11/2019	12/11/2019	125,000,000	123,749,812
Swedbank AB(a)	2.600%	09/11/2019	09/11/2019	125,000,000	124,398,437
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Toronto-Dominion Bank(a)	2.440%	07/03/2019	07/03/2019	$ 125,000,000	$ 124,958,541
Toronto-Dominion Bank, 1 Month USD LIBOR + 0.37%(b)	2.789%	07/08/2019	11/07/2019	125,000,000	125,139,995
Toyota Motor Credit Corp., 1 Month USD LIBOR + 0.14%(b)	2.580%	07/03/2019	01/23/2020	130,000,000	130,044,095
Toyota Motor Credit Corp., 1 Month USD LIBOR + 0.15%(b)	2.590%	07/02/2019	12/23/2019	70,000,000	70,020,910
Toyota Motor Credit Corp., 3 Month USD LIBOR%(b)	2.521%	08/28/2019	11/21/2019	100,000,000	99,995,734
Toyota Motor Finance Netherlands B.V., 3 Month USD LIBOR + 0.13%(b)	2.741%	07/15/2019	10/11/2019	153,000,000	153,063,714
UBS AG, 3 Month USD LIBOR + 0.05%(b)	2.629%	08/01/2019	02/03/2020	50,000,000	49,999,750
Westpac Banking Corp., 3 Month USD LIBOR + 0.07%(b)	2.595%	08/16/2019	08/16/2019	72,500,000	72,504,765
Westpac Banking Corp., 3 Month USD LIBOR + 0.07%(b)	2.632%	08/09/2019	08/12/2019	50,000,000	50,004,338
Westpac Banking Corp., 3 Month USD LIBOR + 0.18%(b)	2.701%	08/27/2019	11/27/2019	75,000,000	75,053,999
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					3,166,626,379
OTHER NOTES—19.6%
ABN Amro Bank NV(a)	2.420%	07/02/2019	07/02/2019	150,000,000	150,000,000
Australia & New Zealand Banking Group Ltd.(a)	2.390%	07/01/2019	07/01/2019	280,000,000	280,000,000
Bank of America NA, 1 Month USD LIBOR + 0.14%(b)	2.580%	07/03/2019	09/03/2019	46,000,000	46,008,545
Bank of America NA, 1 Month USD LIBOR + 0.30%(b)	2.740%	07/02/2019	08/02/2019	68,000,000	68,016,361
Bank of Nova Scotia(a)	2.410%	07/01/2019	07/01/2019	250,000,000	250,000,000
Citibank NA(a)	2.500%	07/01/2019	07/01/2019	200,000,000	200,000,000
Cooperatieve Rabobank UA(a)	2.350%	07/01/2019	07/01/2019	175,537,000	175,537,000
Lloyds Bank Corporate Markets PLC(a)	2.350%	07/01/2019	07/01/2019	150,000,000	150,000,000
Mizuho Bank Ltd.(a)	2.400%	07/01/2019	07/01/2019	200,000,000	200,000,000
Mizuho Bank Ltd.(a)	2.430%	07/03/2019	07/03/2019	100,000,000	100,000,000
Mizuho Bank Ltd.(a)	2.440%	07/02/2019	07/02/2019	125,000,000	125,000,000
National Australia Bank Ltd.(a)	2.350%	07/01/2019	07/01/2019	200,000,000	200,000,000
National Bank of Canada(a)	2.420%	07/03/2019	07/03/2019	100,000,000	100,000,000
National Bank of Canada(a)	2.440%	07/02/2019	07/02/2019	110,000,000	110,000,000
Royal Bank of Canada(a)	2.500%	07/01/2019	07/01/2019	325,000,000	325,000,000
Standard Chartered Bank(a)	2.380%	07/01/2019	07/01/2019	300,000,000	300,000,000
Svenska Handelsbanken AB(a)	2.330%	07/01/2019	07/01/2019	294,165,000	294,165,000
TOTAL OTHER NOTES					3,073,726,906
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—6.6%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by Government National Mortgage Associations, 4.000% – 4.500% due 04/20/2047 – 10/20/2048, valued at $80,580,000); expected proceeds $79,016,458	2.500%	07/01/2019	07/01/2019	79,000,000	79,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a Federal Home Loan Mortgage Corporation, 4.500% due 11/01/2048, and Government National Mortgage Associations, 3.000% – 4.500% due 05/15/2040 – 08/15/2047, valued at $154,052,088); expected proceeds $151,031,458	2.500%	07/01/2019	07/01/2019	151,000,000	151,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a Federal Home Loan Mortgage Corporations, 0.000% – 7.000% due 02/15/2022 – 08/15/2034, Federal Home Loan Mortgage Corporation Strip, 5.500% due 08/01/2035, Federal National Mortgage Associations, 0.000% – 6.000% due 11/25/2027 – 06/25/2040, Federal National Mortgage Associations Strips, 0.000% – 7.000% due 09/25/2023 – 05/01/2044, and U.S. Treasury Notes, 2.000% – 2.235% due 10/31/2019 – 05/15/2022, valued at $51,335,749); expected proceeds $50,010,458	2.510%	07/01/2019	07/01/2019	50,000,000	50,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a Government National Mortgage Association, 0.403% due 12/16/2039, a U.S. Treasury Bond, 7.625% due 02/15/2025, a U.S. Treasury Inflation Index Note, 0.250% due 01/15/2025, and U.S. Treasury Notes, 2.000% – 2.750% due 01/31/2025 – 02/28/2025, valued at $48,960,878); expected proceeds $48,010,000	2.500%	07/01/2019	07/01/2019	$ 48,000,000	$ 48,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a Federal National Mortgage Association, 4.000% due 06/01/2049, and a Government National Mortgage Association, 4.000% due 11/20/2048, valued at $94,860,001); expected proceeds $93,019,530	2.520%	07/01/2019	07/01/2019	93,000,000	93,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a Federal Home Loan Mortgage Corporation, 4.000% due 09/01/2047, and Federal National Mortgage Associations, 2.000% – 4.500% due 02/01/2032 – 02/01/2049, valued at $29,580,000); expected proceeds $29,006,090	2.520%	07/01/2019	07/01/2019	29,000,000	29,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by Federal Home Loan Mortgage Corporations, 2.564% – 4.785% due 10/01/2026 – 11/01/2045, and Federal National Mortgage Associations, 3.000% – 5.500% due 06/01/2033 – 07/01/2049, valued at $117,300,000); expected proceeds $115,024,438	2.550%	07/01/2019	07/01/2019	115,000,000	115,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by Government National Mortgage Associations, 2.500% – 6.000% due 02/20/2023 – 01/15/2060, valued at $479,400,000); expected proceeds $470,099,483	2.540%	07/01/2019	07/01/2019	470,000,000	470,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					1,035,000,000
TREASURY REPURCHASE AGREEMENTS—5.9%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Inflation Index Bond, 2.000% due 01/15/2026, and a U.S. Treasury Note, 2.000% due 12/31/2021, valued at $102,000,021); expected proceeds $100,019,583	2.350%	07/01/2019	07/01/2019	100,000,000	100,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Bill, 0.000% due 07/16/2019, valued at $20,400,068); expected proceeds $20,004,183	2.510%	07/01/2019	07/01/2019	20,000,000	20,000,000
Agreement with Fixed Income Clearing Corp., and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Bill, 0.000% due 06/18/2020, a U.S. Treasury Bond, 2.750% due 11/15/2047, and U.S. Treasury Notes, 1.250% – 2.500% due 02/28/2021 – 03/31/2024, valued at $510,000,002); expected proceeds $500,104,167	2.500%	07/01/2019	07/01/2019	500,000,000	500,000,000
Agreement with Fixed Income Clearing Corp., and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Bill, 0.000% due 06/18/2020, valued at $102,000,091); expected proceeds $100,020,000	2.400%	07/01/2019	07/01/2019	100,000,000	100,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Bill, 0.000% due 07/18/2019, a U.S. Treasury Inflation Index Note, 0.875% due 01/15/2029, a U.S. Treasury Note, 2.750% due 07/31/2023, and a U.S. Treasury Strip, 0.000% due 05/15/2026, valued at $40,800,005); expected proceeds $40,008,333	2.500%	07/01/2019	07/01/2019	$ 40,000,000	$ 40,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Note, 1.750% due 11/30/2021, valued at $122,400,057); expected proceeds $120,025,300	2.530%	07/01/2019	07/01/2019	120,000,000	120,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Bill, 0.000% due 06/18/2020, and U.S. Treasury Notes, 1.000% – 2.875% due 10/15/2019 – 11/15/2024, valued at $51,000,017); expected proceeds $50,010,417	2.500%	07/01/2019	07/01/2019	50,000,000	50,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					930,000,000
OTHER REPURCHASE AGREEMENTS—8.9%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/14/2019 (collateralized by various Corporate Bonds, 0.000% – 6.380% due 02/06/2020 – 10/15/2075, valued at $89,250,000); expected proceeds $85,607,750(c)	2.860%	07/01/2019	09/12/2019	85,000,000	85,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by various Corporate Bonds, 2.600% – 8.250% due 01/15/2020 – 06/15/2049, valued at $106,554,961); expected proceeds $100,020,917	2.510%	07/01/2019	07/01/2019	100,000,000	100,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/26/2019 (collateralized by various Common Stocks, valued at $189,029,610); expected proceeds $176,233,750(c)	2.810%	07/01/2019	09/24/2019	175,000,000	175,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by various Common Stocks, valued at $356,400,000); expected proceeds $330,069,025	2.510%	07/01/2019	07/01/2019	330,000,000	330,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/21/2019 (collateralized by a U.S. Treasury Inflation Index Note, 1.250% due 07/15/2020, and various Corporate Bonds, 0.000% – 9.625% due 07/19/2019 – 01/01/2999, valued at $113,296,422); expected proceeds $100,702,500(c)	2.810%	07/01/2019	09/19/2019	100,000,000	100,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by various Corporate Bonds, 0.000% – 6.380% due 04/28/2025 – 02/17/2061, valued at $210,003,916); expected proceeds $201,380,000(c)	2.760%	07/01/2019	09/26/2019	200,000,000	200,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 06/24/2019 (collateralized by a Federal Farm Credit Bank, 0.000% due 05/20/2020, a U.S. Treasury Bill, 0.000% due 07/05/2019, U.S. Treasury Inflation Index Bonds, 1.000% – 2.375% due 01/15/2025 – 02/15/2049, a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2022, a U.S. Treasury Strip, 0.000% due 05/15/2029, and various Corporate Bonds, 2.890% – 7.875% due 02/19/2021 – 06/22/2047, valued at $55,925,760); expected proceeds $50,050,332(c)	2.589%	07/08/2019	07/08/2019	50,000,000	50,000,000
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/24/2019 (collateralized by various Corporate Bonds, 0.875% – 2.125% due 08/15/2019 – 06/19/2023, valued at $102,050,660); expected proceeds $100,049,000	2.520%	07/01/2019	07/01/2019	$ 100,000,000	$ 100,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by various Corporate Bonds, 0.000% – 7.625% due 07/15/2019 – 10/25/2042, valued at $256,865,376); expected proceeds $250,051,250	2.460%	07/01/2019	07/01/2019	250,000,000	250,000,000
TOTAL OTHER REPURCHASE AGREEMENTS					1,390,000,000
TOTAL INVESTMENTS –99.8%(d) (Cost $15,630,023,494)					15,632,683,705
Other Assets in Excess of Liabilities —0.2%					25,279,889
NET ASSETS –100.0%					$ 15,657,963,594
(a)	Rate represents annualized yield at date of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $610,000,000 or 3.9% of net assets as of June 30, 2019.
(d)	Also represents the cost for federal tax purposes.
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Asset Backed Commercial Paper	$—	$ 1,098,075,683	$—	$ 1,098,075,683
Certificates of Deposit	—	4,939,254,737	—	4,939,254,737
Financial Company Commercial Paper	—	3,166,626,379	—	3,166,626,379
Other Notes	—	3,073,726,906	—	3,073,726,906
Government Agency Repurchase Agreements	—	1,035,000,000	—	1,035,000,000
Treasury Repurchase Agreements	—	930,000,000	—	930,000,000
Other Repurchase Agreements	—	1,390,000,000	—	1,390,000,000
Total Investments	$—	$15,632,683,705	$—	$15,632,683,705
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2019 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value	$12,277,683,705
Repurchase agreements, at value	3,355,000,000
Total Investments	15,632,683,705
Cash	5,403
Interest receivable — unaffiliated issuers	26,098,507
TOTAL ASSETS	15,658,787,615
LIABILITIES
Advisory and administrator fee payable	591,437
Custody, sub-administration and transfer agent fees payable	170,296
Trustees’ fees and expenses payable	200
Professional fees payable	32,891
Printing fees payable	1,473
Accrued expenses and other liabilities	27,724
TOTAL LIABILITIES	824,021
NET ASSETS	$15,657,963,594
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$12,275,023,494
Repurchase agreements	3,355,000,000
Total cost of investments	$15,630,023,494
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$189,343,566
EXPENSES
Advisory and administrator fee	3,592,975
Custodian, sub-administrator and transfer agent fees	940,678
Trustees’ fees and expenses	156,501
Professional fees and expenses	82,658
Printing and postage fees	919
Insurance expense	2,977
Miscellaneous expenses	6,236
TOTAL EXPENSES	4,782,944
NET INVESTMENT INCOME (LOSS)	$184,560,622
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	41,957
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	2,794,457
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,836,414
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$187,397,036
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 184,560,622	$ 247,714,372
Net realized gain (loss)	41,957	99,189
Net change in unrealized appreciation/depreciation	2,794,457	11,343
Net increase (decrease) in net assets resulting from operations	187,397,036	247,824,904
CAPITAL TRANSACTIONS
Contributions	13,667,238,042	38,864,723,746
Withdrawals	(9,393,056,151)	(37,857,969,929)
Net increase (decrease) in net assets from capital transactions	4,274,181,891	1,006,753,817
Net increase (decrease) in net assets during the period	4,461,578,927	1,254,578,721
Net assets at beginning of period	11,196,384,667	9,941,805,946
NET ASSETS AT END OF PERIOD	$15,657,963,594	$ 11,196,384,667
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14
Total return (a)	1.31%	2.06%	0.96%	0.51%	0.17%	0.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$15,657,964	$11,196,385	$9,941,806	$8,272,653	$47,683,856	$40,704,468
Ratios to average net assets:
Total expenses	0.07%(b)	0.07%	0.06%	0.07%	0.07%	0.07%
Net investment income (loss)	2.57%(b)	2.05%	1.11%	0.49%	0.17%	0.13%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2019, the Trust consists of seven (7) series each of which represents a separate series of beneficial interest in the Trust. The State Street Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interests with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Portfolio (1) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places; and (2) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Portfolio’s weekly liquid assets fall below a designated threshold.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers.
•  Debt obligations (including short term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
12

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STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.
All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2019, the Portfolio had invested in repurchase agreements with the gross values of $3,355,000,000 and associated collateral equal to $3,484,045,683.
13

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2018, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Money Market Portfolio	$15,630,023,494	$2,849,705	$189,494	$2,660,211
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
14

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
15

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION
June 30, 2019 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2019 to June 30, 2019.
The table below illustrates your Portfolio’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Money Market Portfolio	0.07%	$1,013.10	$0.35	$1,024.40	$0.35
(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
16

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 10, 2019 and May 15, 2019, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 10, 2019 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 15, 2019 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
○	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2018, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
○	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
○	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
○	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
_______________________________________
1 Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
17

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	A copy of the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Draft responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
○	SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2018; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2018;
18

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

○	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
○	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 15, 2019;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 15, 2019 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2019, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
19

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2018. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Group and Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Liquid Reserves Fund and State Street Money Market Portfolio. The Board considered that the Fund outperformed the median of its Performance Group for the 1- and 10-year periods, underperformed the median of its Performance Group for the 3-year period and equaled the median of its Performance Group for the 5-year period. The Board also considered that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund outperformed its Lipper Index for the 1-, 5- and 10-year periods and underperformed its Lipper Index for the 3-year period. The Board took into account management’s discussion of the Fund’s performance.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on performance of the Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional Liquid Reserves Fund and State Street Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in
20

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

servicing the Trust, including reputational and entrepreneurial risks. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Portfolio’s investments.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
21

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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSITILRMMSAR

Semi-Annual Report
June 30, 2019
State Street Institutional Investment Trust
State Street Institutional U.S. Government Money Market Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com/cash), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by calling 866-392-0869.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 866-392-0869. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2019 (Unaudited)

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$47,798,589,198
Receivable for fund shares sold	3,792,353
Receivable from Adviser	4,086
TOTAL ASSETS	47,802,385,637
LIABILITIES
Payable for fund shares repurchased	2,151,575
Advisory fee payable	34
Administration fees payable	1,696,635
Shareholder servicing fee payable	490,448
Distribution fees payable	109,253
Transfer agent fees payable	9,931
Distribution payable	16,460,233
Registration and filing fees payable	963,007
Professional fees payable	12,393
Printing fees payable	11,108
Accrued expenses and other liabilities	205,556
TOTAL LIABILITIES	22,110,173
NET ASSETS	$47,780,275,464
NET ASSETS CONSIST OF:
Paid-in Capital	$47,780,244,394
Total distributable earnings (loss)	31,070
NET ASSETS	$47,780,275,464
Administration Class
Net Assets	$ 1,979,345,887
Shares Outstanding	1,979,477,733
Net asset value, offering and redemption price per share	$ 1.00
Institutional Class
Net Assets	$ 980,157,742
Shares Outstanding	980,157,135
Net asset value, offering and redemption price per share	$ 1.00
Investment Class
Net Assets	$ 404,959,030
Shares Outstanding	404,966,084
Net asset value, offering and redemption price per share	$ 1.00
Investor Class
Net Assets	$ 1,440,406,939
Shares Outstanding	1,440,408,781
Net asset value, offering and redemption price per share	$ 1.00
Premier Class
Net Assets	$39,560,879,535
Shares Outstanding	39,561,144,626
Net asset value, offering and redemption price per share	$ 1.00
Class G
Net Assets	$ 3,414,526,331
Shares Outstanding	3,414,544,379
Net asset value, offering and redemption price per share	$ 1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2019 (Unaudited)

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$556,141,118
Expenses allocated from affiliated Portfolio	(14,814,775)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	541,326,343
EXPENSES
Administration fees
Administration Class	456,989
Institutional Class	175,606
Investment Class	104,904
Investor Class	333,691
Premier Class	9,552,517
Class G	141,933
Shareholder servicing fees
Administration Class	1,827,957
Institutional Class	105,363
Investment Class	524,522
Investor Class	533,906
Distribution fees
Administration Class	456,989
Investment Class	209,809
Custodian fees	96,514
Trustees’ fees and expenses	9,034
Transfer agent fees	43,215
Registration and filing fees	56,760
Professional fees and expenses	19,714
Printing and postage fees	52,115
Insurance expense	148,168
Miscellaneous expenses	163,838
TOTAL EXPENSES	15,013,544
NET INVESTMENT INCOME (LOSS)	$526,312,799
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	47,332
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$526,360,131
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 526,312,799	$ 839,026,742
Net realized gain (loss)	47,332	20,493
Net increase (decrease) in net assets resulting from operations	526,360,131	839,047,235
DISTRIBUTIONS TO SHAREHOLDERS:
Administration Class	(19,055,112)	(28,998,475)
Institutional Class	(8,092,300)	(2,300,785)
Investment Class	(4,170,813)	(6,662,497)
Investor Class	(15,036,329)	(20,723,110)
Premier Class	(446,285,868)	(708,700,364)
Class G	(33,672,377)	(60,072,493)
Class M(b)	—	(11,595,054)
Total distributions to shareholders	(526,312,799)	(839,052,778)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class
Shares sold	12,441,616,717	27,627,501,125
Reinvestment of distributions	6,707,862	9,687,462
Shares redeemed	(12,155,085,653)	(27,860,753,519)
Net increase (decrease) from capital share transactions	293,238,926	(223,564,932)
Institutional Class
Shares sold	5,812,319,587	3,275,238,137
Reinvestment of distributions	279,638	990
Shares redeemed	(5,472,175,011)	(2,635,506,206)
Net increase (decrease) from capital share transactions	340,424,214	639,732,921
Investment Class
Shares sold	1,127,000,520	1,992,798,373
Reinvestment of distributions	424,325	634,854
Shares redeemed	(1,102,551,492)	(2,045,835,395)
Net increase (decrease) from capital share transactions	24,873,353	(52,402,168)
Investor Class
Shares sold	5,675,378,730	5,437,824,232
Reinvestment of distributions	5,711,893	8,244,393
Shares redeemed	(6,115,781,636)	(4,816,176,114)
Net increase (decrease) from capital share transactions	(434,691,013)	629,892,511
Premier Class
Shares sold	333,512,303,594	417,552,603,900
Reinvestment of distributions	378,247,934	595,511,561
Shares redeemed	(327,269,639,030)	(424,129,684,801)
Net increase (decrease) from capital share transactions	6,620,912,498	(5,981,569,340)
Class G
Shares sold	18,296,148,040	19,289,084,679
Reinvestment of distributions	33,673,466	60,074,427
Shares redeemed	(17,981,132,020)	(20,633,167,734)
Net increase (decrease) from capital share transactions	348,689,486	(1,284,008,628)
Class M(b)
Shares sold	—	5,960,061,317
Reinvestment of distributions	—	10,544,078
Shares redeemed	—	(7,061,984,937)
Net increase (decrease) from capital share transactions	—	(1,091,379,542)
Net increase (decrease) in net assets from beneficial interest transactions	7,193,447,464	(7,363,299,178)
Net increase (decrease) in net assets during the period	7,193,494,796	(7,363,304,721)
Net assets at beginning of period	40,586,780,668	47,950,085,389
NET ASSETS AT END OF PERIOD	$ 47,780,275,464	$ 40,586,780,668
SHARES OF BENEFICIAL INTEREST:
Administration Class
Shares sold	12,441,616,717	27,627,501,125
Reinvestment of distributions	6,707,862	9,687,462
Shares redeemed	(12,155,085,653)	(27,860,753,519)
Net increase (decrease) from share transactions	293,238,926	(223,564,932)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18(a)
Institutional Class
Shares sold	5,812,319,587	$ 3,275,238,137
Reinvestment of distributions	279,638	990
Shares redeemed	(5,472,175,011)	(2,635,506,206)
Net increase (decrease) from share transactions	340,424,214	639,732,921
Investment Class
Shares sold	1,127,000,520	1,992,798,372
Reinvestment of distributions	424,325	634,854
Shares redeemed	(1,102,551,492)	(2,045,835,394)
Net increase (decrease) from share transactions	24,873,353	(52,402,168)
Investor Class
Shares sold	5,675,378,730	5,437,824,232
Reinvestment of distributions	5,711,893	8,244,393
Shares redeemed	(6,115,781,636)	(4,816,176,114)
Net increase (decrease) from share transactions	(434,691,013)	629,892,511
Premier Class
Shares sold	333,512,303,594	417,552,603,900
Reinvestment of distributions	378,247,934	595,511,561
Shares redeemed	(327,269,639,030)	(424,129,684,801)
Net increase (decrease) from share transactions	6,620,912,498	(5,981,569,340)
Class G
Shares sold	18,296,148,040	19,289,084,679
Reinvestment of distributions	33,673,466	60,074,427
Shares redeemed	(17,981,132,020)	(20,633,167,734)
Net increase (decrease) from share transactions	348,689,486	(1,284,008,628)
Class M(b)
Shares sold	—	5,960,061,317
Reinvestment of distributions	—	10,544,078
Shares redeemed	—	(7,061,984,937)
Net increase (decrease) from share transactions	—	(1,091,379,542)
(a)	For Institutional Class shares, data is for the period January 18, 2018 (inception date) through December 31, 2018.
(b)	Class M Shares liquidated on September 28, 2018.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class(a)
	Six Months Ended 06/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 8/23/16* - 12/31/16
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0103	0.0150	0.0054	0.0001
Net realized gain (loss)	0.0000(b)	—	0.0000(b)	(0.0000)(b)
Total from investment operations	0.0103	0.0150	0.0054	0.0001
Distributions to shareholders from:
Net investment income	(0.0103)	(0.0150)	(0.0054)	(0.0001)
Net realized gains	—	—	(0.0000)(b)	—
Total distributions	(0.0103)	(0.0150)	(0.0054)	(0.0001)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	1.04%	1.51%	0.54%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,979,346	$1,686,105	$1,909,670	$3,423,655
Ratios to Average Net Assets:
Total expenses	0.37%(d)	0.37%	0.37%	0.37%(d)
Net investment income (loss)	2.09%(d)	1.47%	0.50%	0.04%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Institutional Class(a)
	Six Months Ended 6/30/19 (Unaudited)	For the Period 1/18/18* 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0114	0.0170
Net realized gain (loss)	0.0000(b)	—
Total from investment operations	0.0114	0.0170
Distributions to shareholders from:
Net investment income	(0.0114)	(0.0170)
Net asset value, end of period	$ 1.0000	$ 1.0000
Total return (c)	1.15%	1.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$980,158	$639,733
Ratios to Average Net Assets:
Total expenses	0.15%(d)	0.15%(d)
Net investment income (loss)	2.31%(d)	1.71%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class(a)
	Six Months Ended 06/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0098	0.0140	0.0044	0.0000(b)	0.0000(b)(c)	(0.0000)(b)(c)
Net realized gain (loss)	0.0000(b)	—	0.0000(b)	0.0000(b)	—	—
Total from investment operations	0.0098	0.0140	0.0044	0.0000(b)	0.0000(b)	(0.0000)(b)
Distributions to shareholders from:
Net investment income	(0.0098)	(0.0140)	(0.0044)	(0.0000)(b)	—	—
Net realized gains	—	—	(0.0000)(b)	—	—	—
Total distributions	(0.0098)	(0.0140)	(0.0044)	(0.0000)(b)	—	—
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (d)	0.99%	1.40%	0.44%	0.00%(e)	0.00%(e)	0.00%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$404,959	$380,085	$432,488	$903,050	$971,551	$615,706
Ratios to Average Net Assets:
Total expenses	0.47%(f)	0.47%	0.47%	0.47%	0.47%	0.47%
Net expenses	0.47%(f)	0.47%	0.47%	0.37%	0.10%	0.07%
Net investment income (loss)	1.99%(f)	1.42%	0.40%	0.00%(e)	0.00%(e)	0.00%(e)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Amount is less than 0.005%.
(f)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class(a)
	Six Months Ended 06/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 3/21/16* - 12/31/16
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0112	0.0170	0.0071	0.0014
Net realized gain (loss)	0.0000(b)	—	0.0000(b)	(0.0000)(b)
Total from investment operations	0.0112	0.0170	0.0071	0.0014
Distributions to shareholders from:
Net investment income	(0.0112)	(0.0170)	(0.0071)	(0.0014)
Net realized gains	—	—	(0.0000)(b)	—
Total distributions	(0.0112)	(0.0170)	(0.0071)	(0.0014)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	1.12%	1.68%	0.71%	0.14%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,440,407	$1,875,096	$1,245,204	$230,156
Ratios to Average Net Assets:
Total expenses	0.20%(d)	0.20%	0.20%	0.20%(d)
Net investment income (loss)	2.26%(d)	1.68%	0.83%	0.21%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class(a)
	Six Months Ended 06/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0116	0.0170	0.0079	0.0025	0.0000(b)(c)	(0.0000)(b)(c)
Net realized gain (loss)	0.0000(b)	—	0.0000(b)	(0.0000)(b)	0.0000(b)	—
Total from investment operations	0.0116	0.0170	0.0079	0.0025	0.0000(b)	(0.0000)(b)
Distributions to shareholders from:
Net investment income	(0.0116)	(0.0170)	(0.0079)	(0.0025)	(0.0000)(b)	—
Net realized gains	—	—	(0.0000)(b)	—	—	—
Total distributions	(0.0116)	(0.0170)	(0.0079)	(0.0025)	(0.0000)(b)	—
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (d)	1.16%	1.76%	0.79%	0.25%	0.00%(e)	0.00%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$39,560,880	$32,939,927	$38,921,503	$43,302,733	$13,516,264	$10,962,800
Ratios to Average Net Assets:
Total expenses	0.12%(f)	0.12%	0.12%	0.12%	0.12%	0.12%
Net expenses	0.12%(f)	0.12%	0.12%	0.12%	0.09%	0.07%
Net investment income (loss)	2.34%(f)	1.74%	0.78%	0.27%	0.00%(e)	0.00%(e)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Amount is less than 0.005%.
(f)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class G(a)
	Six Months Ended 06/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 10/5/14* - 12/31/14
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0118	0.0180	0.0082	0.0029	0.0002(b)	0.0000(b)(c)
Net realized gain (loss)	0.0000(c)	—	0.0001	0.0000(c)	0.0000(c)	0.0000(c)
Total from investment operations	0.0118	0.0180	0.0083	0.0029	0.0002	0.0000(c)
Distributions to shareholders from:
Net investment income	(0.0118)	(0.0180)	(0.0083)	(0.0029)	(0.0002)	(0.0000)(c)
Net realized gains	—	—	(0.0000)(c)	—	—	—
Total distributions	(0.0118)	(0.0180)	(0.0083)	(0.0029)	(0.0002)	(0.0000)(c)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (d)	1.18%	1.80%	0.83%	0.29%	0.02%	0.00%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,414,526	$3,065,834	$4,349,842	$581,991	$732,938	$872,335
Ratios to Average Net Assets:
Total expenses	0.08%(f)	0.08%	0.08%	0.08%	0.08%	0.09%(f)
Net expenses	0.08%(f)	0.08%	0.08%	0.08%	0.08%	0.08%(f)
Net investment income (loss)	2.37%(f)	1.74%	0.95%	0.29%	0.02%	0.00%(e)(f)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amount is less than $0.00005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Amount is less than 0.005%.
(f)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2019, the Trust consists of twenty-nine (29) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional U.S. Government Money Market Fund	Administration Class Investment Class Investor Class Institutional Class Premier Class Service Class Class G	August 23, 2016 October 17, 2007 March 21, 2016 January 18, 2018 October 25, 2007 Not commenced October 5, 2014	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street U.S. Government Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (98.75% at June 30, 2019). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of June 30, 2019, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2020, to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, and any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees), exceed 0.07% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2020 except with approval of the Board.
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, each share class of the Fund, except class G shares, pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. Class G shares pay a fee at an annual rate of 0.01% of the average daily net assets of such class to SSGA FM. The fees are accrued daily and paid monthly.
The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

Distribution Fees
State Street Global Advisors Funds Distributors, LLC ( “SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10%, of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the period ended June 30, 2019, the Fund's Administration Class shares and Investment Class shares paid $456,989 and $209,809 respectively, to SSGA FD under the Plan.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund's Administration Class shares, Institutional Class shares, Investment Class shares and Investor Class shares made payments for these services at an annual rate up to 0.20%, 0.03%, 0.25% and 0.08%, respectively, of the eligible average daily net assets of the Administration Class shares, Institutional Class shares, Investment Class shares and Investor Class shares respectively. During the period ended June 30, 2019, the Fund’s Administration Class shares, Institutional Class shares, Investment Class shares and Investor Class shares paid SSGA FD $1,827,957, $105,363, $524,522 and $533,906, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2018, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

6.    Risks
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
7.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION
June 30, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2019 to June 30, 2019.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Institutional U.S. Government Money Market Fund
Administration Class	0.37%	$1,010.40	$1.84	$1,023.00	$1.86
Institutional Class	0.15	1,011.50	0.75	1,024.10	0.75
Investment Class	0.47	1,009.90	2.34	1,022.50	2.36
Investor Class	0.20	1,011.20	1.00	1,023.80	1.00
Premier Class	0.12	1,011.60	0.60	1,024.20	0.60
Class G	0.08	1,011.80	0.40	1,024.40	0.40
(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 181, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083 (toll free), (ii) on the Fund’s website at www.SSGA.com/cash or (iii) on the SEC’s website at www.sec.gov. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 10, 2019 and May 15, 2019, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Institutional U.S. Government Money Market Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 10, 2019 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 15, 2019 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
•	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2018, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
•	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
__________________________________
1 Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	A copy of the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Draft responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

•	SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2018; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2018;
•	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and shareholder servicer for the Fund, with respect to its operations relating to the Fund; and
•	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 15, 2019;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 15, 2019 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2019, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Fund through extraordinary
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2018. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional U.S. Government Money Market Fund. The Board considered that the Fund outperformed the median of its Performance Universe and its Lipper Index for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund outperformed the median of its Performance Group for the 1-year period and equaled the median of its Performance Group for the 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Institutional U.S. Government Money Market Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
20

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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

Semi-Annual Report
June 30, 2019
State Street Master Funds
State Street U.S. Government Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street U.S. Government Money Market Portfolio
Portfolio Statistics (Unaudited)
Portfolio Composition as of June 30, 2019

% of Net Assets
Government Agency Debt	37.2%
Treasury Debt	23.9
Government Agency Repurchase Agreements	17.0
Treasury Repurchase Agreements	16.1
Other Assets in Excess of Liabilities	5.8
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2019

% of Net Assets
Overnight (1 Day)	22.1%
2 to 30 Days	14.7
31 to 60 Days	12.8
61 to 90 Days	10.6
Over 90 Days	34.0
Total	94.2%
Average days to maturity	34
Weighted average life	90
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT—37.2%
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.15%(a)	2.237%	07/18/2019	07/18/2019	$ 136,150,000	$ 136,149,344
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.10%(a)	2.288%	07/20/2019	09/20/2019	227,000,000	226,997,481
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.14%(a)	2.300%	07/02/2019	07/02/2019	168,000,000	167,999,977
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.07%(a)	2.329%	07/17/2019	12/17/2019	275,000,000	274,996,270
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.06%(a)	2.352%	07/10/2019	12/10/2019	325,000,000	324,999,712
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.05%(a)	2.354%	07/25/2019	02/25/2020	150,000,000	149,991,413
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.05%(a)	2.359%	07/25/2019	02/25/2020	240,000,000	239,971,813
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.04%(a)	2.372%	07/10/2019	02/10/2020	200,000,000	199,986,730
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.06%(a)	2.380%	07/03/2019	12/03/2019	350,000,000	349,995,541
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.02%(a)	2.384%	07/22/2019	05/22/2020	179,600,000	179,594,167
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.02%(a)	2.397%	07/10/2019	06/10/2020	290,800,000	290,786,292
Federal Farm Credit Bank, Secured Overnight Financing Rate + 0.03%(a)	2.450%	06/29/2019	02/06/2020	115,000,000	115,000,000
Federal Farm Credit Bank, 3 Month USD LIBOR - 0.12%(a)	2.462%	07/27/2019	01/27/2020	25,000,000	25,003,979
Federal Farm Credit Bank, 1 Month USD LIBOR + 0.18%(a)	2.592%	07/11/2019	10/11/2019	50,000,000	50,034,037
Federal Home Loan Bank (b)	2.164%	09/25/2019	09/25/2019	500,000,000	497,415,222
Federal Home Loan Bank, 3 Month USD LIBOR - 0.26%(a)	2.263%	08/15/2019	08/15/2019	300,000,000	299,955,980
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13%(a)	2.269%	07/16/2019	07/16/2019	340,200,000	340,200,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13%(a)	2.277%	07/26/2019	07/26/2019	99,800,000	99,800,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13%(a)	2.315%	07/02/2019	08/02/2019	500,000,000	500,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.07%(a)	2.325%	07/19/2019	09/19/2019	200,000,000	200,000,000
Federal Home Loan Bank (b)	2.330%	09/04/2019	09/04/2019	500,000,000	497,896,528
Federal Home Loan Bank, 1 Month USD LIBOR - 0.03%(a)	2.358%	07/20/2019	04/20/2020	200,000,000	200,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.04%(a)	2.362%	07/26/2019	08/26/2019	250,000,000	250,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.04%(a)	2.369%	07/25/2019	11/25/2019	175,900,000	175,900,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.06%(a)	2.371%	07/04/2019	12/04/2019	500,000,000	500,000,000
Federal Home Loan Bank (b)	2.372%	08/16/2019	08/16/2019	150,000,000	149,545,367
Federal Home Loan Bank (b)	2.373%	11/15/2019	11/15/2019	111,000,000	109,997,605
Federal Home Loan Bank, 1 Month USD LIBOR - 0.03%(a)	2.383%	07/12/2019	11/12/2019	296,000,000	295,996,916
Federal Home Loan Bank (b)	2.388%	08/09/2019	08/09/2019	200,000,000	199,482,600
Federal Home Loan Bank (b)	2.393%	07/05/2019	07/05/2019	535,200,000	535,057,730
Federal Home Loan Bank (b)	2.393%	10/09/2019	10/09/2019	75,000,000	74,501,458
Federal Home Loan Bank (b)	2.394%	07/17/2019	07/17/2019	300,000,000	299,680,800
Federal Home Loan Bank, 1 Month USD LIBOR - 0.01%(a)	2.394%	07/29/2019	03/27/2020	250,000,000	250,000,000
Federal Home Loan Bank (b)	2.400%	06/17/2020	06/17/2020	225,000,000	225,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.04%(a)	2.400%	07/01/2019	08/30/2019	125,000,000	125,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.02%(a)	2.401%	07/06/2019	01/06/2020	324,400,000	324,400,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.04%(a)	2.405%	07/01/2019	11/29/2019	230,000,000	230,000,000
Federal Home Loan Bank (b)	2.410%	08/02/2019	08/02/2019	225,000,000	224,518,000
Federal Home Loan Bank (b)	2.414%	10/30/2019	10/30/2019	82,200,000	81,533,052
Federal Home Loan Bank (b)	2.415%	08/12/2019	08/12/2019	350,000,000	349,994,023
Federal Home Loan Bank, Secured Overnight Financing Rate(a)	2.420%	06/29/2019	12/11/2019	400,000,000	400,000,000
Federal Home Loan Bank (b)	2.429%	09/30/2019	09/30/2019	395,700,000	395,671,685
Federal Home Loan Bank (b)	2.430%	07/22/2019	07/22/2019	185,400,000	185,137,196
Federal Home Loan Bank (b)	2.430%	07/24/2019	07/24/2019	337,200,000	336,676,497
Federal Home Loan Bank (b)	2.430%	07/26/2019	07/26/2019	336,600,000	336,031,988
Federal Home Loan Bank (b)	2.438%	08/07/2019	08/07/2019	790,000,000	788,041,549
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.02%(a)	2.440%	06/29/2019	08/27/2019	347,100,000	347,100,000
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.02%(a)	2.440%	06/29/2019	02/21/2020	300,000,000	300,000,000
Federal Home Loan Bank, 3 Month USD LIBOR - 0.14%(a)	2.444%	08/22/2019	11/22/2019	450,000,000	450,000,000
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.03%(a)	2.450%	06/29/2019	12/06/2019	341,500,000	341,500,000
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.04%(a)	2.455%	06/29/2019	02/21/2020	$ 267,500,000	$ 267,500,000
Federal Home Loan Bank (b)	2.460%	10/11/2019	10/11/2019	500,000,000	499,985,776
Federal Home Loan Bank (b)	2.465%	10/11/2019	10/11/2019	250,000,000	249,989,390
Federal Home Loan Bank (b)	2.468%	09/16/2019	09/16/2019	138,600,000	138,594,798
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.05%(a)	2.470%	06/29/2019	01/17/2020	54,700,000	54,700,000
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.07%(a)	2.485%	06/29/2019	11/15/2019	225,000,000	225,000,000
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.08%(a)	2.495%	06/29/2019	06/11/2021	145,000,000	145,000,000
Federal Home Loan Bank (b)	2.510%	05/28/2020	05/28/2020	300,000,000	300,000,000
Federal Home Loan Mortgage Corp. (b)	2.160%	11/13/2019	11/13/2019	183,000,000	181,517,700
Federal Home Loan Mortgage Corp. (b)	2.390%	10/01/2019	10/01/2019	252,500,000	250,957,786
Federal Home Loan Mortgage Corp. (b)	2.423%	07/17/2019	07/17/2019	443,000,000	442,522,938
Federal Home Loan Mortgage Corp. (b)	2.440%	06/09/2020	06/09/2020	215,000,000	215,000,000
Federal Home Loan Mortgage Corp. (b)	2.453%	09/09/2019	09/09/2019	139,100,000	138,436,532
Federal Home Loan Mortgage Corp. (b)	2.540%	04/22/2020	04/22/2020	175,000,000	175,000,000
Federal National Mortgage Assoc., Secured Overnight Financing Rate + 0.07%(a)	2.490%	06/29/2019	10/30/2019	435,500,000	435,568,821
Federal National Mortgage Assoc., Secured Overnight Financing Rate + 0.08%(a)	2.495%	06/29/2019	10/30/2020	181,100,000	181,100,000
Federal National Mortgage Assoc., Secured Overnight Financing Rate + 0.10%(a)	2.520%	06/29/2019	04/30/2020	50,000,000	50,000,000
Federal National Mortgage Assoc. (b)	2.661%	08/02/2019	08/02/2019	400,000,000	399,382,338
TOTAL GOVERNMENT AGENCY DEBT					17,997,797,031
TREASURY DEBT—23.9%
U.S. Treasury Bill (b)	2.030%	12/26/2019	12/26/2019	500,000,000	494,981,389
U.S. Treasury Bill (b)	2.133%	12/19/2019	12/19/2019	200,000,000	197,974,125
U.S. Treasury Bill (b)	2.140%	12/12/2019	12/12/2019	477,900,000	473,241,006
U.S. Treasury Bill (b)	2.355%	11/14/2019	11/14/2019	200,010,000	198,230,059
U.S. Treasury Bill (b)	2.373%	08/15/2019	08/15/2019	400,000,000	398,816,308
U.S. Treasury Bill (b)	2.380%	10/03/2019	10/03/2019	200,000,000	198,757,111
U.S. Treasury Bill (b)	2.385%	11/07/2019	11/07/2019	300,000,000	297,436,420
U.S. Treasury Bill (b)	2.390%	10/17/2019	10/17/2019	300,000,000	297,849,000
U.S. Treasury Bill (b)	2.393%	10/10/2019	10/10/2019	683,600,000	679,009,187
U.S. Treasury Bill (b)	2.415%	09/26/2019	09/26/2019	300,000,000	298,249,125
U.S. Treasury Bill (b)	2.440%	08/08/2019	08/08/2019	175,000,000	174,549,278
U.S. Treasury Bill (b)	2.445%	09/19/2019	09/19/2019	700,000,000	696,191,811
U.S. Treasury Bill (b)	2.450%	08/01/2019	08/01/2019	195,000,000	194,588,604
U.S. Treasury Bill (b)	2.453%	09/12/2019	09/12/2019	850,000,000	845,769,458
U.S. Treasury Bill (b)	2.455%	09/05/2019	09/05/2019	800,000,000	796,397,525
U.S. Treasury Bill (b)	2.805%	07/02/2019	07/02/2019	199,500,000	199,484,455
U.S. Treasury Note, 3 Month USD MMY(a)	2.096%	06/29/2019	01/31/2020	541,400,000	541,355,159
U.S. Treasury Note, 3 Month USD MMY + 0.03%(a)	2.129%	06/29/2019	04/30/2020	1,338,922,000	1,338,878,460
U.S. Treasury Note, 3 Month USD MMY + 0.04%(a)	2.139%	06/29/2019	07/31/2020	89,400,000	89,345,148
U.S. Treasury Note, 3 Month USD MMY + 0.05%(a)	2.141%	06/29/2019	10/31/2020	124,100,000	124,005,647
U.S. Treasury Note, 3 Month USD MMY + 0.05%(a)	2.144%	06/29/2019	10/31/2019	530,000,000	530,061,914
U.S. Treasury Note, 3 Month USD MMY + 0.06%(a)	2.156%	06/29/2019	07/31/2019	1,168,400,000	1,168,461,796
U.S. Treasury Note, 3 Month USD MMY + 0.14%(a)	2.235%	06/29/2019	04/30/2021	700,000,000	699,076,838
U.S. Treasury Note (b)	2.469%	07/31/2019	07/31/2019	120,000,000	119,892,039
U.S. Treasury Note (b)	2.609%	07/31/2019	07/31/2019	499,100,000	498,420,056
TOTAL TREASURY DEBT					11,551,021,918
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—17.0%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a Government National Mortgage Association, 4.000% due 06/20/2047, valued at $154,020,001); expected proceeds $151,031,458	2.500%	07/01/2019	07/01/2019	$ 151,000,000	$ 151,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 5.000% due 06/01/2043 – 06/01/2049, and Federal National Mortgage Associations, 3.500% – 5.000% due 12/01/2023 – 06/01/2049, valued at $906,968,913); expected proceeds $889,185,208	2.500%	07/01/2019	07/01/2019	889,000,000	889,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by Federal Home Loan Mortgage Corporations, 2.894% – 6.500% due 12/01/2023 – 04/01/2049, Federal Home Loan Mortgage Corporation Strips, 2.852% – 6.500% due 06/01/2031 – 02/15/2038, Federal National Mortgage Associations, 1.775% – 6.000% due 09/01/2020 – 06/25/2059, a Federal National Mortgage Association Strip, 5.500% due 03/01/2042, Government National Mortgage Associations, 1.517% – 6.000% due 05/15/2025 – 06/20/2049, a U.S. Treasury Bill, 0.000% due 07/18/2019, a U.S. Treasury Bond, 4.375% due 05/15/2041, and a U.S. Treasury Strip, 0.000% due 08/15/2036, valued at $133,116,274); expected proceeds $129,026,875
	2.500%	07/01/2019	07/01/2019	129,000,000	129,000,000
Agreement with Canadian Imperial Bank of Commerce and Bank of New York Mellon (Tri-Party), dated 05/09/2019 (collateralized by a Government National Mortgage Association, 4.500% due 09/20/2048, a U.S. Treasury Bond, 3.000% due 05/15/2047, U.S. Treasury Inflation Index Notes, 0.375% – 0.750% due 04/15/2023 – 07/15/2028, and U.S. Treasury Notes, 2.125% due 05/15/2022 – 12/31/2022, valued at $372,300,050); expected proceeds $366,466,083	2.410%	07/05/2019	07/08/2019	365,000,000	365,000,000
Agreement with Canadian Imperial Bank of Commerce and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 4.500% due 03/01/2030 – 05/01/2049, Federal National Mortgage Associations, 3.500% – 4.500% due 05/01/2034 – 04/01/2049, and a Government National Mortgage Association, 4.500% due 09/20/2048, valued at $204,000,000); expected proceeds $200,042,000	2.520%	07/01/2019	07/01/2019	200,000,000	200,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a Federal Home Loan Mortgage Corporation, 3.500% due 05/01/2049, and a Federal National Mortgage Association, 2.500% due 06/01/2032, valued at $99,960,001); expected proceeds $98,020,498	2.510%	07/01/2019	07/01/2019	98,000,000	98,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a Government National Mortgage Association, 0.403% due 12/16/2039, Resolution Funding Strips, 0.000% – 8.875% due 07/15/2020 – 04/15/2030, U.S. Treasury Inflation Index Notes, 0.500% – 0.625% due 01/15/2024 – 04/15/2024, U.S. Treasury Notes, 2.000% – 2.750% due 01/31/2024 – 04/30/2024, and U.S. Treasury Strips, 0.000% due 08/15/2019 – 11/15/2019, valued at $184,620,128); expected proceeds $181,037,708	2.500%	07/01/2019	07/01/2019	181,000,000	181,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 24.935% due 10/15/2020 – 05/15/2053, Federal Home Loan Mortgage Corporation Strips, 1.567% - 4.500% due 09/15/2040 - 12/15/2042, Federal National Mortgage Associations, 0.000% – 18.413% due 12/25/2019 – 09/25/2057, Federal National Mortgage Associations Strips, 0.000% – 10.000% due 03/01/2020 – 07/01/2042, Government National Mortgage Associations, 0.000% – 56.123% due 04/20/2034 – 09/20/2068, U.S. Treasury Notes, 2.000% – 2.096% due 01/31/2020 – 07/31/2020, and U.S. Treasury Strips, 0.000% due 08/15/2026 – 11/15/2028, valued at $1,028,917,982); expected proceeds $1,000,476,389	2.450%	07/05/2019	07/05/2019	$ 1,000,000,000	$ 1,000,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/27/2019 (collateralized by Federal Home Loan Mortgage Corporations, 1.820% – 4.060% due 05/25/2023 – 11/25/2051, Federal National Mortgage Associations, 0.000% – 4.617% due 12/25/2027 – 12/25/2057, and Government National Mortgage Associations, 2.000% – 5.000% due 01/16/2027 – 09/16/2059, valued at $612,000,000); expected proceeds $600,252,000	2.520%	07/03/2019	07/03/2019	600,000,000	600,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 3.926% due 09/25/2021 – 09/15/2043, a Federal Home Loan Mortgage Corporation Strip, 2.894% due 01/15/2043, Federal National Mortgage Associations, 2.704% – 5.349% due 06/25/2025 – 12/25/2048, and Government National Mortgage Associations, 3.000% due 12/20/2047 – 04/20/2049, valued at $212,160,000); expected proceeds $208,043,680	2.520%	07/01/2019	07/01/2019	208,000,000	208,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by Federal National Mortgage Associations, 3.500% – 5.500% due 10/01/2023 – 12/01/2048, valued at $97,920,000); expected proceeds $96,020,160	2.520%	07/01/2019	07/01/2019	96,000,000	96,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a Federal Home Loan Mortgage Corporation, 5.000% due 10/01/2033, and Federal National Mortgage Associations, 3.500% – 6.000% due 11/01/2030 – 06/01/2052, valued at $350,880,000); expected proceeds $344,073,100	2.550%	07/01/2019	07/01/2019	344,000,000	344,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a Government National Mortgage Association, 3.887% due 06/20/2040, valued at $144,840,000); expected proceeds $142,030,057	2.540%	07/01/2019	07/01/2019	142,000,000	142,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/10/2019 (collateralized by Federal Home Loan Mortgage Corporations, 1.932% – 5.000% due 10/01/2025 – 07/01/2049, and Federal National Mortgage Associations, 2.480% – 5.500% due 09/01/2027 – 07/01/2049, valued at $255,354,025); expected proceeds $251,454,444 (c)	2.380%	09/06/2019	09/06/2019	250,000,000	250,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Morgan Stanley and Co., Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 4.500% due 06/01/2033 – 07/01/2049, Federal National Mortgage Associations, 2.500% – 4.500% due 07/01/2026 – 06/01/2049, and Government National Mortgage Associations, 2.500% – 8.500% due 06/20/2022 – 06/20/2049, valued at $1,020,000,000); expected proceeds $1,000,210,000	2.520%	07/01/2019	07/01/2019	$ 1,000,000,000	$ 1,000,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a Federal National Mortgage Association, 4.500% due 09/01/2041, Government National Mortgage Associations, 3.500% – 4.500% due 03/20/2041 – 09/20/2048, U.S. Treasury Bonds, 2.875% – 3.000% due 08/15/2045 – 11/15/2045, a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2021, and U.S. Treasury Notes, 2.000% – 2.875% due 01/31/2021 – 12/31/2023, valued at $275,400,041); expected proceeds $270,056,700	2.520%	07/01/2019	07/01/2019	270,000,000	270,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/26/2019 (collateralized by a Federal Home Loan Bank, 1.500% due 07/03/2019, Federal Home Loan Mortgage Corporations, 1.550% – 5.504% due 09/30/2021 – 04/01/2049, Federal National Mortgage Associations, 1.750% – 4.500% due 09/12/2019 – 05/01/2058, Government National Mortgage Associations, 3.000% – 4.500% due 11/20/2027 – 04/20/2049, and Resolution Funding Strips, 0.000% due 01/15/2026 – 10/15/2029, valued at $510,000,567); expected proceeds $500,247,917	2.550%	07/03/2019	07/03/2019	500,000,000	500,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by Federal Home Loan Mortgage Corporations, 2.844% – 4.500% due 05/15/2022 – 09/01/2048, Federal National Mortgage Associations, 2.500% – 5.500% due 06/25/2022 – 04/01/2049, Government National Mortgage Associations, 2.683% – 2.694% due 01/20/2034 – 08/16/2034, and a U.S. Treasury Inflation Index Note, 0.375% due 07/15/2023, valued at $321,300,544); expected proceeds $315,065,625	2.500%	07/01/2019	07/01/2019	315,000,000	315,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a Federal Home Loan Mortgage Corporation, 2.750% due 06/19/2023, a Federal National Mortgage Association, 2.375% due 01/19/2023, Tennessee Valley Authorities, 0.000% – 7.125% due 05/01/2030 – 09/15/2065, and a U.S. Treasury Inflation Index Note, 1.875% due 07/15/2019, valued at $132,600,233); expected proceeds $130,027,300	2.520%	07/01/2019	07/01/2019	130,000,000	130,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 4.500% due 10/01/2033 – 04/01/2049, and Federal National Mortgage Associations, 2.000% – 5.000% due 01/01/2032 – 06/01/2049, valued at $1,383,410,455); expected proceeds $1,356,284,760	2.520%	07/01/2019	07/01/2019	1,356,000,000	1,356,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					8,224,000,000
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS—16.1%
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Inflation Index Bond, 1.000% due 02/15/2048, and U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 01/15/2023 – 07/15/2026, valued at $408,000,006); expected proceeds $400,083,333	2.500%	07/01/2019	07/01/2019	$ 400,000,000	$ 400,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% – 0.250% due 07/15/2024 – 01/15/2025, and U.S. Treasury Notes, 2.000% – 2.750% due 06/30/2024 – 02/28/2025, valued at $510,002,110); expected proceeds $500,237,222	2.440%	07/05/2019	07/05/2019	500,000,000	500,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/06/2019 (collateralized by U.S. Treasury Notes, 1.750% – 2.375% due 11/30/2020 – 05/15/2027, valued at $341,700,052); expected proceeds $335,708,711	2.380%	07/05/2019	07/05/2019	335,000,000	335,000,000
Agreement with Fixed Income Clearing Corp., and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Bill, 0.000% due 06/18/2020, and U.S. Treasury Inflation Index Notes, 0.375% – 0.875% due 04/15/2024 – 01/15/2029, valued at $1,836,000,008); expected proceeds $1,800,375,000	2.500%	07/01/2019	07/01/2019	1,800,000,000	1,800,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/24/2019 (collateralized by U.S. Treasury Bonds, 2.750% – 6.625% due 02/15/2027 – 08/15/2042, U.S. Treasury Notes, 1.500% – 1.750% due 09/30/2019 – 09/30/2022, and U.S. Treasury Strips, 0.000% due 11/15/2020 – 02/15/2027, valued at $816,000,064); expected proceeds $800,382,667	2.460%	07/01/2019	07/01/2019	800,000,000	800,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/25/2019 (collateralized by U.S. Treasury Strips, 0.000% due 11/15/2021 – 05/15/2028, valued at $255,000,000); expected proceeds $250,120,069	2.470%	07/02/2019	07/02/2019	250,000,000	250,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Bill, 0.000% due 07/18/2019, a U.S. Treasury Inflation Index Note, 0.875% due 01/15/2029, and a U.S. Treasury Note, 3.500% due 05/15/2020, valued at $23,460,067); expected proceeds $23,004,792	2.500%	07/01/2019	07/01/2019	23,000,000	23,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/11/2019 (collateralized by a U.S. Treasury Bill, 0.000% due 01/30/2020, and U.S. Treasury Notes, 2.000% – 2.750% due 10/31/2021 – 07/31/2023, valued at $484,500,071); expected proceeds $478,879,167 (c)	2.450%	07/01/2019	10/09/2019	475,000,000	475,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Note, 2.875% due 10/31/2023, valued at $204,000,040); expected proceeds $200,042,167	2.530%	07/01/2019	07/01/2019	200,000,000	200,000,000
Agreement with LLOYDS Bank PLC and Clearstream (Tri-Party), and dated 04/26/2019 (collateralized by a U.S. Treasury Inflation Index Note, 0.500% due 04/15/2024, and U.S. Treasury Notes, 1.875% – 2.875% due 07/31/2021 – 11/15/2027, valued at $190,752,145); expected proceeds $186,066,114 (c)	2.530%	07/01/2019	07/17/2019	185,000,000	185,000,000
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with LLOYDS Bank PLC and Clearstream (Tri-Party), and dated 04/26/2019 (collateralized by a U.S. Treasury Inflation Index Note, 0.750% due 07/15/2028, and U.S. Treasury Notes, 1.875% – 2.250% due 07/31/2021 – 11/15/2027, valued at $92,333,885); expected proceeds $90,594,550 (c)	2.530%	07/01/2019	07/29/2019	$ 90,000,000	$ 90,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 01/15/2023, and a U.S. Treasury Note, 2.000% due 06/30/2024, valued at $40,808,523); expected proceeds $40,008,333	2.500%	07/01/2019	07/01/2019	40,000,000	40,000,000
Agreement with MUFG Securities, dated 06/27/2019 (collateralized by U.S. Treasury Bonds, 2.250% - 3.000% due 02/15/2045 – 05/15/2047, valued at $203,965,450); expected proceeds $200,113,333	2.550%	07/05/2019	07/05/2019	200,000,000	200,000,000
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 05/09/2019 (collateralized by U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 01/15/2027, and a U.S. Treasury Note, 2.000% due 11/15/2026, valued at $183,600,028); expected proceeds $181,190,400 (c)	2.480%	08/13/2019	08/13/2019	180,000,000	180,000,000
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 06/12/2019 (collateralized by U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 01/15/2027, and a U.S. Treasury Note, 3.375% due 11/15/2019, valued at $204,000,010); expected proceeds $201,214,167 (c)	2.350%	09/13/2019	09/13/2019	200,000,000	200,000,000
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 06/24/2019 (collateralized by U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 01/15/2027, and U.S. Treasury Notes, 2.000% – 3.375% due 11/15/2019 – 11/15/2026, valued at $183,600,005); expected proceeds $181,067,200 (c)	2.320%	09/24/2019	09/24/2019	180,000,000	180,000,000
Agreement with Prudential Insurance Co., dated 06/28/2019 (collateralized by U.S. Treasury Bonds, 2.875% - 3.125% due 05/15/2043 – 05/15/2048, valued at $136,710,258); expected proceeds $134,059,397	2.520%	07/01/2019	07/01/2019	134,031,250	134,031,250
Agreement with Prudential Insurance Co., dated 06/28/2019 (collateralized by U.S. Treasury Strips, 0.000% due 11/15/2026 – 05/15/2029, valued at $104,874,925); expected proceeds $102,896,604	2.520%	07/01/2019	07/01/2019	102,875,000	102,875,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by U.S. Treasury Bonds, 2.875% – 4.375% due 05/15/2039 – 11/15/2045, U.S. Treasury Inflation Index Notes, 0.125% – 1.125% due 04/15/2020 – 01/15/2028, and U.S. Treasury Notes, 1.125% – 2.875% due 03/31/2020 – 08/15/2025, valued at $1,106,700,081); expected proceeds $1,085,226,042	2.500%	07/01/2019	07/01/2019	1,085,000,000	1,085,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Bond, 2.750% due 08/15/2047, and U.S. Treasury Notes, 2.375% – 2.625% due 07/31/2020 – 05/15/2024, valued at $102,000,060); expected proceeds $100,020,667	2.480%	07/01/2019	07/01/2019	100,000,000	100,000,000
See accompanying notes to financial statements.
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SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Bond, 3.125% due 08/15/2044, and U.S. Treasury Notes, 2.000% – 2.500% due 08/31/2021 – 01/31/2025, valued at $181,560,069); expected proceeds $178,036,787	2.480%	07/01/2019	07/01/2019	$ 178,000,000	$ 178,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by U.S. Treasury Bills, 0.000% due 07/05/2019 – 01/30/2020, U.S. Treasury Bonds, 2.250% – 8.750% due 08/15/2019 – 05/15/2048, U.S. Treasury Inflation Index Bonds, 0.750% – 2.500% due 01/15/2025 – 02/15/2047, U.S. Treasury Inflation Index Notes, 0.625% – 0.875% due 07/15/2021 – 01/15/2029, U.S. Treasury Notes, 0.875% – 3.625% due 07/31/2019 – 08/15/2028, and U.S. Treasury Strips, 0.000% due 05/15/2022 – 05/15/2029, valued at $153,000,046); expected proceeds $150,031,250	2.500%	07/01/2019	07/01/2019	150,000,000	150,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by U.S. Treasury Notes, 1.750% due 05/31/2022 – 06/15/2022, valued at $205,062,784); expected proceeds $201,041,875	2.500%	07/01/2019	07/01/2019	201,000,000	201,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					7,808,906,250
TOTAL INVESTMENTS –94.2% (d)(e)					45,581,725,199
Other Assets in Excess of Liabilities —5.8%					2,820,386,150
NET ASSETS –100.0%					$ 48,402,111,349
(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Rate shown is the discount rate at time of purchase.
(c)	Illiquid security. These securities represent $1,560,000,000 or 3.2% of net assets as of June 30, 2019.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
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STATEMENT OF ASSETS AND LIABILITIES
June 30, 2019 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and cost	$29,548,818,949
Repurchase agreements, at value and amortized cost	16,032,906,250
Total Investments	45,581,725,199
Cash	2,757,769,742
Interest receivable — unaffiliated issuers	59,231,322
Other Receivable	5,633,781
TOTAL ASSETS	48,404,360,044
LIABILITIES
Advisory and administrator fee payable	1,899,061
Custody, sub-administration and transfer agent fees payable	299,251
Trustees’ fees and expenses payable	599
Professional fees payable	32,869
Printing fees payable	7,582
Accrued expenses and other liabilities	9,333
TOTAL LIABILITIES	2,248,695
NET ASSETS	$48,402,111,349
See accompanying notes to financial statements.
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STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$569,132,596
EXPENSES
Advisory and administrator fee	11,483,515
Custodian, sub-administrator and transfer agent fees	2,944,710
Trustees’ fees and expenses	533,772
Professional fees and expenses	82,677
Printing and postage fees	8,234
Insurance expense	12,521
Miscellaneous expenses	19,223
TOTAL EXPENSES	15,084,652
NET INVESTMENT INCOME (LOSS)	$554,047,944
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	47,985
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$554,095,929
See accompanying notes to financial statements.
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STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 554,047,944	$ 882,055,252
Net realized gain (loss)	47,985	20,763
Net increase (decrease) in net assets resulting from operations	554,095,929	882,076,015
CAPITAL TRANSACTIONS
Contributions	72,221,030,888	142,050,377,534
Withdrawals	(65,594,797,713)	(150,375,688,545)
Net increase (decrease) in net assets from capital transactions	6,626,233,175	(8,325,311,011)
Net increase (decrease) in net assets during the period	7,180,329,104	(7,443,234,996)
Net assets at beginning of period	41,221,782,245	48,665,017,241
NET ASSETS AT END OF PERIOD	$ 48,402,111,349	$ 41,221,782,245
See accompanying notes to financial statements.
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FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14
Total return (a)	1.20%	1.81%	0.74%	0.31%	0.03%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$48,402,111	$41,221,782	$48,665,017	$50,925,227	$16,023,491	$13,207,868
Ratios to average net assets:
Total expenses	0.07%(b)	0.07%	0.06%	0.07%	0.07%	0.07%
Net investment income (loss)	2.41%(b)	1.78%	0.85%	0.32%	0.03%	0.01%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
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NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2019, the Trust consists of seven (7) series, each of which represents a separate series of beneficial interest in the Trust. State Street U.S. Government Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2019, the Portfolio had invested in repurchase agreements with the gross values of $16,032,906,250 and associated collateral equal to $16,367,399,901.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (“the IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2018, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
June 30, 2019 (Unaudited)

Expense Example
As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2019 to June 30, 2019.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street U.S. Government Money Market Portfolio	0.07%	$1,012.00	$0.35	$1,024.40	$0.35
(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 10, 2019 and May 15, 2019, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street U.S. Government Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 10, 2019 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 15, 2019 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
•	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2018, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
•	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
______________________________
1Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	A copy of the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Draft responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
•	SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2018; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2018;
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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

•	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
•	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 15, 2019;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 15, 2019 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2019, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
20

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2018. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Group and Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional U.S. Government Money Market Fund and State Street U.S. Government Money Market Portfolio. The Board considered that the Fund outperformed the median of its Performance Universe and its Lipper Index for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund outperformed the median of its Performance Group for the 1-year period and equaled the median of its Performance Group for the 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on performance of the Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund.
State Street Institutional U.S. Government Money Market Fund and State Street U.S. Government Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Portfolio’s investments.
21

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
22

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[This Page Intentionally Left Blank]

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSITUSGOVMMSAR
00234419

Semi-Annual Report
June 30, 2019
State Street Institutional Investment Trust
State Street Institutional Treasury Money Market Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com/cash), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by calling 866-392-0869.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 866-392-0869. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2019 (Unaudited)

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$11,943,713,138
Receivable for fund shares sold	54,669
TOTAL ASSETS	11,943,767,807
LIABILITIES
Administration fees payable	387,934
Shareholder servicing fee payable	72,550
Distribution fees payable	24,614
Transfer agent fees payable	1,562
Distribution payable	1,030,702
Registration and filing fees payable	6,398
Professional fees payable	12,415
Printing fees payable	666
Accrued expenses and other liabilities	29,466
TOTAL LIABILITIES	1,566,307
NET ASSETS	$11,942,201,500
NET ASSETS CONSIST OF:
Paid-in Capital	$11,942,126,549
Total distributable earnings (loss)	74,951
NET ASSETS	$11,942,201,500
Administration Class
Net Assets	$ 50,000
Shares Outstanding	50,000
Net asset value, offering and redemption price per share	$ 1.00
Institutional Class
Net Assets	$ 52,742,788
Shares Outstanding	52,742,804
Net asset value, offering and redemption price per share	$ 1.00
Investment Class
Net Assets	$ 326,406,431
Shares Outstanding	326,401,163
Net asset value, offering and redemption price per share	$ 1.00
Investor Class
Net Assets	$ 172,427,823
Shares Outstanding	172,429,909
Net asset value, offering and redemption price per share	$ 1.00
Premier Class
Net Assets	$11,390,574,458
Shares Outstanding	11,390,603,436
Net asset value, offering and redemption price per share	$ 1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2019 (Unaudited)

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$124,686,949
Expenses allocated from affiliated Portfolio	(3,424,531)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	121,262,418
EXPENSES
Administration fees	2,567,559
Shareholder servicing fees
Administration Class	49
Institutional Class	322
Investment Class	427,426
Investor Class	49,132
Distribution fees
Administration Class	13
Investment Class	170,970
Custodian fees	20,090
Trustees’ fees and expenses	9,034
Transfer agent fees	3,141
Registration and filing fees	43,418
Professional fees	19,694
Printing and postage fees	23,258
Insurance expense	32,470
Miscellaneous expenses	47,606
TOTAL EXPENSES	3,414,182
NET INVESTMENT INCOME (LOSS)	$117,848,236
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	109,392
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$117,957,628
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 117,848,236	$ 185,945,905
Net realized gain (loss)	109,392	(86,235)
Net increase (decrease) in net assets resulting from operations	117,957,628	185,859,670
DISTRIBUTIONS TO SHAREHOLDERS:
Administration Class	(511)	(425)
Institutional Class	(23,058)	(378)
Investment Class	(3,349,691)	(4,676,000)
Investor Class	(1,365,235)	(1,954,141)
Premier Class	(113,109,766)	(179,417,982)
Total distributions to shareholders	(117,848,261)	(186,048,926)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class
Shares sold	—	50,000
Net increase (decrease) from capital share transactions	—	50,000
Institutional Class
Shares sold	81,695,189	50,000
Reinvestment of distributions	17,300	—
Shares redeemed	(29,019,684)	—
Net increase (decrease) from capital share transactions	52,692,805	50,000
Investment Class
Shares sold	258,008,854	1,273,209,693
Shares redeemed	(322,341,258)	(1,248,831,235)
Net increase (decrease) from capital share transactions	(64,332,404)	24,378,458
Investor Class
Shares sold	675,988,772	1,775,696,873
Reinvestment of distributions	1,365,283	1,953,184
Shares redeemed	(602,168,654)	(1,709,988,753)
Net increase (decrease) from capital share transactions	75,185,401	67,661,304
Premier Class
Shares sold	38,249,187,642	26,594,663,424
Reinvestment of distributions	107,404,082	169,379,668
Shares redeemed	(36,390,628,506)	(29,462,984,221)
Net increase (decrease) from capital share transactions	1,965,963,218	(2,698,941,129)
Net increase (decrease) in net assets from beneficial interest transactions	2,029,509,020	(2,606,801,367)
Net increase (decrease) in net assets during the period	2,029,618,387	(2,606,990,623)
Net assets at beginning of period	9,912,583,113	12,519,573,736
NET ASSETS AT END OF PERIOD	$ 11,942,201,500	$ 9,912,583,113
SHARES OF BENEFICIAL INTEREST:
Administration Class
Shares sold	—	50,000
Net increase (decrease) from share transactions	—	50,000
Institutional Class
Shares sold	81,695,188	50,000
Reinvestment of distributions	17,300	—
Shares redeemed	(29,019,684)	—
Net increase (decrease) from share transactions	52,692,804	50,000
Investment Class
Shares sold	258,008,855	1,273,209,693
Shares redeemed	(322,341,258)	(1,248,831,235)
Net increase (decrease) from share transactions	(64,332,403)	24,378,458
Investor Class
Shares sold	675,988,771	1,775,696,873
Reinvestment of distributions	1,365,283	1,953,184
Shares redeemed	(602,168,654)	(1,709,988,753)
Net increase (decrease) from share transactions	75,185,400	67,661,304
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18(a)
Premier Class
Shares sold	38,249,187,643	$ 26,594,663,424
Reinvestment of distributions	107,404,082	169,379,668
Shares redeemed	(36,390,628,506)	(29,462,984,221)
Net increase (decrease) from share transactions	1,965,963,219	(2,698,941,129)
(a)	For Administration Class shares and Institutional Class shares, data is for the period July 30, 2018 (inception date) through December 31, 2018.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class(a)
	Six Months Ended 06/30/19 (Unaudited)	For the Period 07/31/18*- 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0102	0.0076
Net realized gain (loss)	0.0000(b)	(0.0000)(b)
Total from investment operations	0.0102	0.0076
Distributions to shareholders from:
Net investment income	(0.0102)	(0.0076)
Total distributions	(0.0102)	(0.0076)
Net asset value, end of period	$ 1.0000	$ 1.0000
Total return (c)	1.03%	0.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 50	$ 50
Ratios to Average Net Assets:
Total expenses	0.37%(d)	0.37%(d)
Net investment income (loss)	2.06%(d)	1.79%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Institutional Class(a)
	Six Months Ended 6/30/19 (Unaudited)	For the Period 7/31/18* 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0113	0.0085
Net realized gain (loss)	0.0000(b)	(0.0000)(b)
Total from investment operations	0.0113	0.0085
Distributions to shareholders from:
Net investment income	(0.0113)	(0.0085)
Net asset value, end of period	$ 1.0000	$ 1.0000
Total return (c)	1.14%	0.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 52,743	$ 50
Ratios to Average Net Assets:
Total expenses	0.15%(d)	0.15%(d)
Net investment income (loss)	2.15%(d)	2.01%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class(a)
	Six Months Ended 06/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0097	0.0138	0.0041	0.0000(b)	0.0000(b)(c)	(0.0010)(c)
Net realized gain (loss)	0.0000(b)	(0.0000)(b)	0.0000(b)	0.0000(b)	0.0000(b)	0.0010
Total from investment operations	0.0097	0.0138	0.0041	0.0000(b)	0.0000(b)	0.0000(b)
Distributions to shareholders from:
Net investment income	(0.0097)	(0.0138)	(0.0041)	(0.0000)(b)	—	—
Net realized gains	—	—	(0.0000)(b)	—	—	(0.0000)(b)
Total distributions	(0.0097)	(0.0138)	(0.0041)	(0.0000)(b)	—	(0.0000)(b)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (d)	0.98%	1.39%	0.41%	0.00%(e)	0.00%(e)	0.00%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$326,406	$390,735	$366,364	$609,545	$724,683	$741,248
Ratios to Average Net Assets:
Total expenses	0.47%(f)	0.47%	0.47%	0.47%	0.47%	0.47%
Net expenses (f)	0.47%(f)	0.47%	0.47%	0.31%	0.04%	0.05%
Net investment income (loss)	1.96%(f)	1.37%	0.38%	0.00%(e)	0.00%(e)	0.00%(e)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Amount is less than 0.005%.
(f)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class(a)
	Six Months Ended 06/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 12/22/16* - 12/31/16
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0110	0.0165	0.0068	0.0001
Net realized gain (loss)	0.0000(b)	(0.0000)(b)	0.0000(b)	(0.0000)(b)
Total from investment operations	0.0110	0.0165	0.0068	0.0001
Distributions to shareholders from:
Net investment income	(0.0110)	(0.0165)	(0.0068)	(0.0001)
Net realized gains	—	—	(0.0000)	—
Total distributions	(0.0110)	(0.0165)	(0.0068)	(0.0001)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	1.11%	1.66%	0.68%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$172,428	$ 97,241	$ 29,583	$ 27,402
Ratios to Average Net Assets:
Total expenses	0.20%(e)	0.20%	0.20%	0.18%(e)
Net investment income (loss)	2.22%(e)	1.70%	0.71%	0.31%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class(a)
	Six Months Ended 06/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0114	0.0173	0.0076	0.0019	0.0000(b)(c)	—(c)
Net realized gain (loss)	0.0000(b)	(0.0000)(b)	0.0000(b)	0.0000(b)	0.0000(b)	0.0000(b)
Total from investment operations	0.0114	0.0173	0.0076	0.0019	0.0000(b)	0.0000(b)
Distributions to shareholders from:
Net investment income	(0.0114)	(0.0173)	(0.0076)	(0.0019)	(0.0000)(b)	—
Net realized gains	—	—	(0.0000)(b)	—	—	(0.0000)(b)
Total distributions	(0.0114)	(0.0173)	(0.0076)	(0.0019)	(0.0000)(b)	(0.0000)(b)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (d)	1.15%	1.74%	0.76%	0.19%	0.00%(e)	0.00%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,390,574	$9,424,507	$12,123,627	$12,651,785	$10,412,966	$8,338,818
Ratios to Average Net Assets:
Total expenses	0.12%(f)	0.12%	0.12%	0.12%	0.12%	0.12%
Net expenses (f)	0.12%	0.12%	0.12%	0.12%	0.04%	0.04%
Net investment income (loss)	2.31%(f)	1.71%	0.76%	0.19%	0.00%(e)	0.00%(e)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Amount is less than 0.005%.
(f)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2019, the Trust consists of twenty-nine (29) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional Treasury Money Market Fund	Administration Class Institutional Class Investment Class Investor Class Premier Class Service Class	July 31, 2018 July 31, 2018 October 25, 2007 December 22, 2016 October 25, 2007 Not commenced	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Treasury Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (96.34% at June 30, 2019). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
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STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of June 30, 2019, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10% of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the period ended June 30, 2019, the Fund’s Administration Class shares and Investment Class shares paid $13 and $170,970, respectively, to SSGA FD under the Plan.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Institutional Class shares, Investor Class shares, Administration Class shares and Investment Class shares made payments for these services at an annual rate up to 0.03%, 0.08%, 0.20% and 0.25%, respectively, of the eligible average daily net assets of the Institutional Class shares, Investor Class shares, Administration Class shares and Investment Class shares, respectively. During the period ended June 30, 2019, the Fund’s Institutional Class shares, Investor Class shares, Administration Class shares and Investment Class shares paid SSGA FD $322, $49,132, $49, and $427,426, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2018, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

7.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION
June 30, 2019 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the the extent applicable, distribution(12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2019 to June 30, 2019.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Institutional Treasury Money Market Fund
Administration Class	0.37%	$1,010.30	$1.84	$1,023.00	$1.86
Institutional Class	0.15	1,011.40	0.75	1,024.10	0.75
Investment Class	0.47	1,009.80	2.34	1,022.50	2.36
Investor Class	0.20	1,011.10	1.00	1,023.80	1.00
Premier Class	0.12	1,011.50	0.60	1,024.20	0.60
(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 181, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083 (toll free), (ii) on the Fund’s website at www.SSGA.com/cash or (iii) on the SEC’s website at www.sec.gov. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 10, 2019 and May 15, 2019, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Institutional Treasury Money Market Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 10, 2019 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 15, 2019 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
•	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2018, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
•	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
_________________________________
1 Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	A copy of the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Draft responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

•	SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2018; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2018;
•	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and shareholder servicer for the Fund, with respect to its operations relating to the Fund; and
•	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 15, 2019;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 15, 2019 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2019, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Fund through extraordinary
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2018. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Money Market Fund. The Board considered that the Fund outperformed the median of its Performance Group for the 1-year period, equaled the median of its Performance Group for the 3- and 5-year periods and underperformed the median of its Performance Group for the 10-year period. The Board also considered that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund outperformed its Lipper Index for the 1-, 3- and 5-year periods and equaled its Lipper Index for the 10-year period. The Board took into account management’s discussion of the Fund’s performance.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Institutional Treasury Money Market Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
19

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

Semi-Annual Report
June 30, 2019
State Street Master Funds
State Street Treasury Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2019

% of Net Assets
Treasury Debt	101.2%
Liabilities in Excess of Other Assets	(1.2)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2019

% of Net Assets
2 to 30 Days	30.4%
31 to 60 Days	26.6
61 to 90 Days	7.9
Over 90 Days	36.3
Total	101.2%
Average days to maturity	40
Weighted average life	98
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—101.2%
U.S. Treasury Bill (a)	2.030%	12/26/2019	12/26/2019	$ 211,950,000	$ 209,813,711
U.S. Treasury Bill (a)	2.105%	08/20/2019	08/20/2019	550,600,000	548,998,593
U.S. Treasury Bill (a)	2.120%	08/27/2019	08/27/2019	300,400,000	299,409,348
U.S. Treasury Bill (a)	2.133%	12/19/2019	12/19/2019	130,500,000	129,179,072
U.S. Treasury Bill (a)	2.195%	08/13/2019	08/13/2019	373,750,000	372,769,660
U.S. Treasury Bill (a)	2.300%	08/06/2019	08/06/2019	251,600,000	251,021,320
U.S. Treasury Bill (a)	2.330%	07/23/2019	07/23/2019	739,439,000	738,418,728
U.S. Treasury Bill (a)	2.330%	07/30/2019	07/30/2019	492,541,000	491,669,260
U.S. Treasury Bill (a)	2.340%	07/16/2019	07/16/2019	420,537,000	420,137,724
U.S. Treasury Bill (a)	2.355%	11/14/2019	11/14/2019	201,730,000	199,934,752
U.S. Treasury Bill (a)	2.373%	08/15/2019	08/15/2019	145,743,000	145,352,895
U.S. Treasury Bill (a)	2.380%	07/09/2019	07/09/2019	500,600,000	500,340,250
U.S. Treasury Bill (a)	2.380%	10/03/2019	10/03/2019	294,700,000	292,943,372
U.S. Treasury Bill (a)	2.385%	11/07/2019	11/07/2019	234,000,000	232,000,482
U.S. Treasury Bill (a)	2.390%	10/17/2019	10/17/2019	177,550,000	176,276,966
U.S. Treasury Bill (a)	2.393%	10/10/2019	10/10/2019	220,200,000	218,721,219
U.S. Treasury Bill (a)	2.395%	10/31/2019	10/31/2019	207,050,000	205,369,502
U.S. Treasury Bill (a)	2.415%	09/26/2019	09/26/2019	316,950,000	315,266,482
U.S. Treasury Bill (a)	2.440%	08/08/2019	08/08/2019	50,625,000	50,494,613
U.S. Treasury Bill (a)	2.445%	09/19/2019	09/19/2019	324,042,000	322,445,149
U.S. Treasury Bill (a)	2.450%	07/25/2019	07/25/2019	52,250,000	52,164,658
U.S. Treasury Bill (a)	2.450%	08/01/2019	08/01/2019	259,711,000	259,175,043
U.S. Treasury Bill (a)	2.453%	09/12/2019	09/12/2019	198,950,000	198,037,658
U.S. Treasury Bill (a)	2.455%	08/22/2019	08/22/2019	287,820,000	286,842,707
U.S. Treasury Bill (a)	2.455%	08/29/2019	08/29/2019	203,550,000	202,792,481
U.S. Treasury Bill (a)	2.455%	09/05/2019	09/05/2019	150,000,000	149,390,487
U.S. Treasury Bill (a)	2.460%	07/18/2019	07/18/2019	304,400,000	304,053,166
U.S. Treasury Bill (a)	2.470%	07/11/2019	07/11/2019	343,211,000	342,983,707
U.S. Treasury Bill (a)	2.505%	07/05/2019	07/05/2019	307,875,000	307,792,075
U.S. Treasury Bill (a)	2.805%	07/02/2019	07/02/2019	606,884,000	606,846,149
U.S. Treasury Note, 3 Month USD MMY(b)	2.096%	06/29/2019	01/31/2020	647,000,000	646,908,654
U.S. Treasury Note, 3 Month USD MMY + 0.03%(b)	2.129%	06/29/2019	04/30/2020	506,400,000	506,383,796
U.S. Treasury Note, 3 Month USD MMY + 0.04%(b)	2.139%	06/29/2019	07/31/2020	341,700,000	341,599,966
U.S. Treasury Note, 3 Month USD MMY + 0.05%(b)	2.141%	06/29/2019	10/31/2020	198,955,000	198,810,969
U.S. Treasury Note, 3 Month USD MMY + 0.05%(b)	2.144%	06/29/2019	10/31/2019	619,175,000	619,218,878
U.S. Treasury Note, 3 Month USD MMY + 0.06%(b)	2.156%	06/29/2019	07/31/2019	738,800,000	738,836,469
U.S. Treasury Note, 3 Month USD MMY + 0.12%(b)	2.211%	06/29/2019	01/31/2021	100,000,000	99,898,640
U.S. Treasury Note, 3 Month USD MMY + 0.14%(b)	2.235%	06/29/2019	04/30/2021	103,900,000	103,761,780
U.S. Treasury Note (a)	2.403%	07/31/2019	07/31/2019	99,500,000	99,435,793
U.S. Treasury Note (a)	2.412%	10/31/2019	10/31/2019	193,000,000	192,262,301
U.S. Treasury Note (a)	2.440%	09/30/2019	09/30/2019	85,500,000	85,308,859
U.S. Treasury Note (a)	2.452%	10/31/2019	10/31/2019	33,600,000	33,495,038
U.S. Treasury Note (a)	2.469%	07/31/2019	07/31/2019	25,000,000	24,977,508
U.S. Treasury Note (a)	2.609%	07/31/2019	07/31/2019	25,600,000	25,566,616
TOTAL INVESTMENTS –101.2% (c)(d)					12,547,106,496
Liabilities in Excess of Other Assets —(1.2)%					(149,368,439)
NET ASSETS –100.0%					$ 12,397,738,057
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Also represents the cost for federal tax purposes.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2019 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and cost	$12,547,106,496
Cash	482,336,468
Receivable for investments sold	99,745,000
Interest receivable — unaffiliated issuers	18,738,998
TOTAL ASSETS	13,147,926,962
LIABILITIES
Payable for investments purchased	749,549,535
Advisory and administrator fee payable	421,246
Custody, sub-administration and transfer agent fees payable	173,157
Trustees’ fees and expenses payable	146
Professional fees payable	32,891
Printing fees payable	8,753
Accrued expenses and other liabilities	3,177
TOTAL LIABILITIES	750,188,905
NET ASSETS	$12,397,738,057
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$130,066,241
EXPENSES
Advisory and administrator fee	2,678,334
Custodian, sub-administrator and transfer agent fees	673,279
Trustees’ fees and expenses	131,121
Professional fees	82,656
Printing and postage fees	2,546
Insurance expense	2,829
Miscellaneous expenses	5,140
TOTAL EXPENSES	3,575,905
NET INVESTMENT INCOME (LOSS)	$126,490,336
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	114,132
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$126,604,468
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 126,490,336	$ 201,067,470
Net realized gain (loss)	114,132	(90,111)
Net increase (decrease) in net assets resulting from operations	126,604,468	200,977,359
CAPITAL TRANSACTIONS
Contributions	10,664,192,110	23,045,517,549
Withdrawals	(8,766,027,234)	(25,879,128,300)
Net increase (decrease) in net assets from capital transactions	1,898,164,876	(2,833,610,751)
Net increase (decrease) in net assets during the period	2,024,769,344	(2,632,633,392)
Net assets at beginning of period	10,372,968,713	13,005,602,105
NET ASSETS AT END OF PERIOD	$12,397,738,057	$ 10,372,968,713
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14
Total return (a)	1.19%	1.80%	0.73%	0.25%	(0.04)%	(0.02)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,397,738	$10,372,969	$13,005,602	$14,004,301	$11,837,128	$10,247,460
Ratios to average net assets:
Total expenses	0.07%(b)	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	2.36%(b)	1.76%	0.81%	0.25%	(0.03)%	(0.02)%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2019, the Trust consists of seven (7) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the
7

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2018, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
8

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

As of June 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
7.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION
June 30, 2019 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2019 to June 30, 2019.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Money Market Portfolio	0.07%	$1,011.90	$0.35	$1,024.40	$0.35
(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
10

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 10, 2019 and May 15, 2019, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 10, 2019 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 15, 2019 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
•	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2018, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
•	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
_______________________________
1 Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
11

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	A copy of the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Draft responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
•	SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2018; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2018;
12

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

•	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
•	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 15, 2019;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 15, 2019 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2019, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
13

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2018. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Group and Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Money Market Fund and State Street Treasury Money Market Portfolio. The Board considered that the Fund outperformed the median of its Performance Group for the 1-year period, equaled the median of its Performance Group for the 3- and 5-year periods and underperformed the median of its Performance Group for the 10-year period. The Board also considered that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund outperformed its Lipper Index for the 1-, 3- and 5-year periods and equaled its Lipper Index for the 10-year period. The Board took into account management’s discussion of the Fund’s performance.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on performance of the Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional Treasury Money Market Fund and State Street Treasury Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in
14

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

servicing the Trust, including reputational and entrepreneurial risks. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Portfolio’s investments.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
15

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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSITTRMMSAR

Semi-Annual Report
June 30, 2019
State Street Institutional Investment Trust
State Street Institutional Treasury Plus Money Market Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com/cash), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by calling 866-392-0869.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 866-392-0869. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2019 (Unaudited)

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$15,325,719,092
Receivable for fund shares sold	346
Receivable from Adviser	745
TOTAL ASSETS	15,325,720,183
LIABILITIES
Payable for fund shares repurchased	5,125,645
Administration fees payable	549,074
Shareholder servicing fee payable	211,988
Distribution fees payable	4,028
Transfer agent fees payable	1,753
Distribution payable	3,067,304
Registration and filing fees payable	186,980
Professional fees payable	12,414
Printing fees payable	13,231
Accrued expenses and other liabilities	35,351
TOTAL LIABILITIES	9,207,768
NET ASSETS	$15,316,512,415
NET ASSETS CONSIST OF:
Paid-in Capital	$15,316,499,570
Total distributable earnings (loss)	12,845
NET ASSETS	$15,316,512,415
Administration Class
Net Assets	$ 50,000
Shares Outstanding	50,000
Net asset value, offering and redemption price per share	$ 1.00
Institutional Class
Net Assets	$ 228,729,141
Shares Outstanding	228,728,938
Net asset value, offering and redemption price per share	$ 1.00
Investment Class
Net Assets	$ 53,271,235
Shares Outstanding	53,278,698
Net asset value, offering and redemption price per share	$ 1.00
Investor Class
Net Assets	$ 758,479,151
Shares Outstanding	758,479,442
Net asset value, offering and redemption price per share	$ 1.00
Premier Class
Net Assets	$ 9,649,779,679
Shares Outstanding	9,649,913,422
Net asset value, offering and redemption price per share	$ 1.00
Trust Class
Net Assets	$ 4,626,203,209
Shares Outstanding	4,626,515,834
Net asset value, offering and redemption price per share	$ 1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2019 (Unaudited)

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$170,284,715
Expenses allocated from affiliated Portfolio	(4,600,506)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	165,684,209
EXPENSES
Administration fees	3,482,647
Shareholder servicing fees
Administration Class	49
Institutional Class	40,067
Investment Class	69,105
Investor Class	121,892
Trust Class	1,218,493
Distribution fees
Administration Class	13
Investment Class	27,642
Custodian fees	55,621
Trustees’ fees and expenses	9,034
Transfer agent fees	4,015
Registration and filing fees	59,807
Professional fees	19,694
Printing and postage fees	14,113
Insurance expense	29,925
Miscellaneous expenses	40,146
TOTAL EXPENSES	5,192,263
NET INVESTMENT INCOME (LOSS)	$160,491,946
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	17,095
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$160,509,041
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 160,491,946	$ 182,781,615
Net realized gain (loss)	17,095	947
Net increase (decrease) in net assets resulting from operations	160,509,041	182,782,562
DISTRIBUTIONS TO SHAREHOLDERS:
Administration Class	(515)	(378)
Institutional Class	(3,061,595)	(1,201,954)
Investment Class	(545,512)	(534,006)
Investor Class	(3,414,869)	(4,282,357)
Premier Class	(104,066,090)	(92,650,963)
Trust Class	(49,403,364)	(84,114,314)
Total distributions to shareholders	(160,491,945)	(182,783,972)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class
Shares sold	—	50,000
Net increase (decrease) from capital share transactions	—	50,000
Institutional Class
Shares sold	1,529,388,438	1,512,358,000
Shares redeemed	(1,395,213,500)	(1,417,804,000)
Net increase (decrease) from capital share transactions	134,174,938	94,554,000
Investment Class
Shares sold	44,333,699	101,688,338
Reinvestment of distributions	111,093	139,542
Shares redeemed	(60,986,113)	(51,257,110)
Net increase (decrease) from capital share transactions	(16,541,321)	50,570,770
Investor Class
Shares sold	2,630,498,054	3,566,333,132
Reinvestment of distributions	3,414,869	4,277,715
Shares redeemed	(2,650,319,270)	(3,124,489,496)
Net increase (decrease) from capital share transactions	(16,406,347)	446,121,351
Premier Class
Shares sold	38,940,376,775	61,825,178,064
Reinvestment of distributions	92,964,201	83,017,919
Shares redeemed	(37,785,621,219)	(57,506,625,170)
Net increase (decrease) from capital share transactions	1,247,719,757	4,401,570,813
Trust Class
Shares sold	17,203,235,099	19,936,338,258
Reinvestment of distributions	45,981,479	75,701,491
Shares redeemed	(17,104,428,721)	(22,433,895,799)
Net increase (decrease) from capital share transactions	144,787,857	(2,421,856,050)
Net increase (decrease) in net assets from beneficial interest transactions	1,493,734,884	2,571,010,884
Net increase (decrease) in net assets during the period	1,493,751,980	2,571,009,474
Net assets at beginning of period	13,822,760,435	11,251,750,961
NET ASSETS AT END OF PERIOD	$ 15,316,512,415	$ 13,822,760,435
SHARES OF BENEFICIAL INTEREST:
Administration Class
Shares sold	—	50,000
Net increase (decrease) from share transactions	—	50,000
Institutional Class
Shares sold	1,529,388,438	1,512,358,000
Shares redeemed	(1,395,213,500)	(1,417,804,000)
Net increase (decrease) from share transactions	134,174,938	94,554,000
Investment Class
Shares sold	44,333,699	101,688,338
Reinvestment of distributions	111,093	139,542
Shares redeemed	(60,986,113)	(51,257,110)
Net increase (decrease) from share transactions	(16,541,321)	50,570,770
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18(a)
Investor Class
Shares sold	2,630,498,054	$ 3,566,333,132
Reinvestment of distributions	3,414,869	4,277,715
Shares redeemed	(2,650,319,270)	(3,124,489,496)
Net increase (decrease) from share transactions	(16,406,347)	446,121,351
Premier Class
Shares sold	38,940,376,775	61,825,178,064
Reinvestment of distributions	92,964,201	83,017,919
Shares redeemed	(37,785,621,219)	(57,506,625,170)
Net increase (decrease) from share transactions	1,247,719,757	4,401,570,813
Trust Class
Shares sold	17,203,235,100	19,936,338,258
Reinvestment of distributions	45,981,479	75,701,491
Shares redeemed	(17,104,428,721)	(22,433,895,799)
Net increase (decrease) from share transactions	144,787,858	(2,421,856,050)
(a)	For Administration Class shares and Institutional Class shares, data is for the period July 30, 2018 (inception date) through December 31, 2018.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class(a)
	Six Months Ended 06/30/19 (Unaudited)	For the Period 07/31/18*- 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0103	0.0076
Net realized gain (loss)	0.0000(b)	—
Total from investment operations	0.0103	0.0076
Distributions to shareholders from:
Net investment income	(0.0103)	(0.0076)
Total distributions	(0.0103)	(0.0076)
Net asset value, end of period	$ 1.0000	$ 1.0000
Total return (c)	1.03%	0.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 50	$ 50
Ratios to Average Net Assets:
Total expenses	0.37%(d)	0.37%(d)
Net expenses	0.37%(d)	0.37%(d)
Net investment income (loss)	2.07%(d)	1.78%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Institutional Class(a)
	Six Months Ended 6/30/19 (Unaudited)	For the Period 7/31/18* 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0114	0.0085
Net realized gain (loss)	0.0000(b)	—
Total from investment operations	0.0114	0.0085
Distributions to shareholders from:
Net investment income	(0.0114)	(0.0085)
Total distributions	(0.0114)	(0.0085)
Net asset value, end of period	$ 1.0000	$ 1.0000
Total return (c)	1.14%	0.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$228,729	$ 94,554
Ratios to Average Net Assets:
Total expenses	0.15%(d)	0.15%(d)
Net expenses	0.15%(d)	0.15%(d)
Net investment income (loss)	2.29%(d)	2.04%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class(a)
	Six Months Ended 06/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0102	0.0139	0.0042	0.0000(b)	0.0000(b)(c)	0.0000(b)(c)
Net realized gain (loss)	0.0000(b)	—	0.0000(b)	0.0000(b)	0.0000(b)	0.0000(b)
Total from investment operations	0.0102	0.0139	0.0042	0.0000(b)	0.0000(b)	0.0000(b)
Distributions to shareholders from:
Net investment income	(0.0102)	(0.0139)	(0.0042)	(0.0000)(b)	—	—
Net realized gains	—	—	(0.0000)(b)	—	—	—
Total distributions	(0.0102)	(0.0139)	(0.0042)	(0.0000)(b)	—	—
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$1.0000	$1.0000
Total return (d)	1.02%	1.40%	0.42%	0.00%(e)	0.00%(e)	0.00%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 53,271	$ 69,812	$ 19,242	$ 48,170	$60,041	$74,781
Ratios to Average Net Assets:
Total expenses	0.47%(f)	0.47%	0.47%	0.49%	0.49%	0.48%
Net expenses	0.47%(f)	0.47%	0.47%	0.31%	0.06%	0.05%
Net investment income (loss)	1.98%(f)	1.54%	0.36%	0.00%(e)	0.00%(e)	0.00%(e)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Amount is less than 0.005%.
(f)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class(a)
	Six Months Ended 06/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 10/14/16* - 12/31/16
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0111	0.0166	0.0069	0.0004
Net realized gain (loss)	0.0000(b)	—	0.0000(b)	0.0000(b)
Total from investment operations	0.0111	0.0166	0.0069	0.0004
Distributions to shareholders from:
Net investment income	(0.0111)	(0.0166)	(0.0069)	(0.0004)
Net realized gains	—	—	(0.0000)(b)	—
Total distributions	(0.0111)	(0.0166)	(0.0069)	(0.0004)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	1.12%	1.67%	0.69%	0.04%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$758,479	$774,885	$328,764	$101,461
Ratios to Average Net Assets:
Total expenses	0.20%(d)	0.20%	0.20%	0.20%(d)
Net expenses	0.20%(d)	0.20%	0.20%	0.20%(d)
Net investment income (loss)	2.24%(d)	1.67%	0.70%	0.19%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class(a)
	Six Months Ended 06/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0115	0.0174	0.0077	0.0019	0.0000(b)(c)	0.0000(b)(c)
Net realized gain (loss)	0.0000(b)	—	0.0000(b)	0.0000(b)	0.0000(b)	0.0000(b)
Total from investment operations	0.0115	0.0174	0.0077	0.0019	0.0000(b)	0.0000(b)
Distributions to shareholders from:
Net investment income	(0.0115)	(0.0174)	(0.0077)	(0.0019)	(0.0000)(b)	—
Net realized gains	—	—	(0.0000)(b)	—	—	—
Total distributions	(0.0115)	(0.0174)	(0.0077)	(0.0019)	(0.0000)(b)	—
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (d)	1.16%	1.75%	0.77%	0.19%	0.00%(e)	0.00%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,649,780	$8,402,049	$4,000,478	$2,515,246	$1,684,652	$2,690,959
Ratios to Average Net Assets:
Total expenses	0.12%(f)	0.12%	0.12%	0.14%	0.14%	0.13%
Net expenses	0.12%(f)	0.12%	0.12%	0.12%	0.06%	0.05%
Net investment income (loss)	2.33%(f)	1.80%	0.81%	0.20%	0.00%(e)	0.00%(e)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Amount is less than 0.005%.
(f)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Trust Class(a)
	Six Months Ended 06/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 8/29/16* - 12/31/16
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0112	0.0168	0.0071	0.0007
Net realized gain (loss)	0.0000(b)	—	0.0000(b)	0.0000(b)
Total from investment operations	0.0112	0.0168	0.0071	0.0007
Distributions to shareholders from:
Net investment income	(0.0112)	(0.0168)	(0.0071)	(0.0007)
Net realized gains	—	—	(0.0000)(b)	—
Total distributions	(0.0112)	(0.0168)	(0.0071)	(0.0007)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	1.13%	1.69%	0.71%	0.07%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,626,203	$4,481,410	$6,903,267	$7,962,822
Ratios to Average Net Assets:
Total expenses	0.18%(d)	0.18%	0.18%	0.18%(d)
Net expenses	0.18%(d)	0.18%	0.18%	0.18%(d)
Net investment income (loss)	2.27%(d)	1.64%	0.70%	0.19%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2019, the Trust consists of twenty-nine (29) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional Treasury Plus Money Market Fund	Administration Class Institutional Class Investment Class Investor Class Premier Class Service Class Trust Class	July 31, 2018 July 31, 2018 October 24, 2007 October 14, 2016 October 24, 2007 Not commenced August 29, 2016	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (83.82% at June 30, 2019). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of June 30, 2019, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2020, to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, any class – specific expenses such as distribution, shareholder servicing, administration and sub-transfer agency fees) exceed 0.07% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2020 except with approval of the Board. For the period ended June 30, 2019, the Adviser did not waive any fees.
Additionally, the Adviser has from time to time historically reduced fees and reimbursed expenses in order to avoid a negative yield. Any such waiver or reimbursement was voluntary. For the period ended June 30, 2019, the Adviser did not voluntarily waive any expenses.
Under the terms of a reimbursement agreement the Fund has agreed to repay SSGA FM up to the amount of fees waived or expenses reduced under the voluntary waiver provided that the Fund is not obligated to reimburse SSGA FM (1) more than three years after the end of the fiscal year of the Fund in which SSGA FM provided a voluntary reduction; (2) in respect of any business day for which the net annualized one-day yield of the Fund is less than 0.00%; (3) to the extent that the amount of the reimbursement to SSGA FM on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the reimbursement) of the Fund on that day; (4) to the extent that the amount of the reimbursement would cause the Fund’s net
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

yield to fall below a certain minimum net yield; or (5) in respect of any such fee waivers and/or expense reimbursements that are necessary to maintain a limit on the Fund’s expenses per contractual fee waivers and/or reimbursements by SSGA FM which are effective at the time of such fee waivers and/or expense reimbursements. As of June 30, 2019, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:
Expiration Date	Amount
12/31/2020	$229,096
12/31/2019	$366,047
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10% of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the period ended June 30, 2019, the Fund's Administration Class shares and Investment Class shares paid $13 and $27,642 respectively, to SSGA FD under the Plan.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Administration Class shares, Institutional Class shares, Investment Class shares, Investor Class shares and Trust Class shares made payments for these services at an annual rate up to 0.20%, 0.03%, 0.25%, 0.08% and 0.056%, respectively, of the eligible average daily net assets of the Administration Class shares, Institutional Class shares, Investment Class shares, Investor Class shares and Trust Class shares, respectively. During the period ended June 30, 2019, the Fund’s Administration Class shares, Institutional Class shares, Investment Class shares, Investor Class shares and Trust Class shares paid SSGA FD $49, $40,067, $69,105, $121,892 and $1,218,493 respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2018, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
7.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION
June 30, 2019 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2019 to June 30, 2019.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Institutional Treasury Plus Money Market Fund
Administration Class	0.37%	$1,010.30	$1.84	$1,023.00	$1.86
Institutional Class	0.15	1,011.40	0.75	1,024.10	0.75
Investment Class	0.47	1,010.20	2.34	1,022.50	2.36
Investor Class	0.20	1,011.20	1.00	1,023.80	1.00
Premier Class	0.12	1,011.60	0.60	1,024.20	0.60
Trust Class	0.18	1,011.30	0.90	1,023.90	0.90
(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 181, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083 (toll free), (ii) on the Fund’s website at www.SSGA.com/cash or (iii) on the SEC’s website at www.sec.gov. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 10, 2019 and May 15, 2019, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Institutional Treasury Plus Money Market Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 10, 2019 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 15, 2019 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
•	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2018, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
•	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
_________________________________
1 Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	A copy of the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Draft responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

•	SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2018; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2018;
•	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and shareholder servicer for the Fund, with respect to its operations relating to the Fund; and
•	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 15, 2019;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund ; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 15, 2019 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2019, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Fund through extraordinary
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2018. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Plus Money Market Fund. The Board considered that the Fund outperformed the median of its Performance Universe and its Lipper Index for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund outperformed the median of its Performance Group for the 1-year period, equaled the median of its Performance Group for the 3- and 5-year periods, and underperformed the median of its Performance Group for the 10-year period. The Board took into account management’s discussion of the Fund’s performance.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Institutional Treasury Plus Money Market Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

Semi-Annual Report
June 30, 2019
State Street Master Funds
State Street Treasury Plus Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Plus Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2019

% of Net Assets
Treasury Debt	56.1%
Treasury Repurchase Agreements	35.1
Other Assets in Excess of Liabilities	8.8
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2019

% of Net Assets
Overnight (1 Day)	26.4%
2 to 30 Days	14.1
31 to 60 Days	12.8
61 to 90 Days	8.2
Over 90 Days	29.7
Total	91.2%
Average days to maturity	27
Weighted average life	84
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—56.1%
U.S. Treasury Bill (a)	2.030%	12/26/2019	12/26/2019	$ 300,000,000	$ 296,988,833
U.S. Treasury Bill (a)	2.133%	12/19/2019	12/19/2019	175,500,000	173,722,894
U.S. Treasury Bill (a)	2.140%	12/12/2019	12/12/2019	150,000,000	148,537,667
U.S. Treasury Bill (a)	2.355%	11/14/2019	11/14/2019	175,000,000	173,442,630
U.S. Treasury Bill (a)	2.373%	08/15/2019	08/15/2019	450,000,000	448,668,346
U.S. Treasury Bill (a)	2.380%	07/09/2019	07/09/2019	353,350,000	353,163,117
U.S. Treasury Bill (a)	2.380%	10/03/2019	10/03/2019	225,000,000	223,601,750
U.S. Treasury Bill (a)	2.385%	11/07/2019	11/07/2019	150,000,000	148,718,358
U.S. Treasury Bill (a)	2.390%	10/17/2019	10/17/2019	175,000,000	173,745,250
U.S. Treasury Bill (a)	2.393%	10/10/2019	10/10/2019	332,900,000	330,664,395
U.S. Treasury Bill (a)	2.415%	09/26/2019	09/26/2019	425,000,000	422,758,844
U.S. Treasury Bill (a)	2.440%	08/08/2019	08/08/2019	500,000,000	498,740,113
U.S. Treasury Bill (a)	2.445%	09/19/2019	09/19/2019	300,000,000	298,367,922
U.S. Treasury Bill (a)	2.450%	08/01/2019	08/01/2019	81,000,000	80,829,113
U.S. Treasury Bill (a)	2.453%	09/12/2019	09/12/2019	350,000,000	348,257,976
U.S. Treasury Bill (a)	2.455%	09/05/2019	09/05/2019	277,380,000	276,130,932
U.S. Treasury Bill (a)	2.460%	07/18/2019	07/18/2019	325,000,000	324,630,958
U.S. Treasury Bill (a)	2.470%	07/11/2019	07/11/2019	400,000,000	399,731,085
U.S. Treasury Bill (a)	2.505%	07/05/2019	07/05/2019	250,000,000	249,933,194
U.S. Treasury Bill (a)	2.805%	07/02/2019	07/02/2019	71,000,000	70,994,468
U.S. Treasury Note, 3 Month USD MMY(b)	2.096%	06/29/2019	01/31/2020	965,200,000	965,129,442
U.S. Treasury Note, 3 Month USD MMY + 0.03%(b)	2.129%	06/29/2019	04/30/2020	810,900,000	810,904,825
U.S. Treasury Note, 3 Month USD MMY + 0.04%(b)	2.139%	06/29/2019	07/31/2020	470,550,000	470,454,184
U.S. Treasury Note, 3 Month USD MMY + 0.05%(b)	2.141%	06/29/2019	10/31/2020	144,500,000	144,350,025
U.S. Treasury Note, 3 Month USD MMY + 0.05%(b)	2.144%	06/29/2019	10/31/2019	696,600,000	696,690,353
U.S. Treasury Note, 3 Month USD MMY + 0.06%(b)	2.156%	06/29/2019	07/31/2019	669,700,000	669,729,830
U.S. Treasury Note, 3 Month USD MMY + 0.14%(b)	2.235%	06/29/2019	04/30/2021	300,000,000	299,605,772
U.S. Treasury Note (a)	2.403%	07/31/2019	07/31/2019	170,000,000	169,890,300
U.S. Treasury Note (a)	2.440%	09/30/2019	09/30/2019	141,000,000	140,668,626
U.S. Treasury Note (a)	2.452%	10/31/2019	10/31/2019	55,700,000	55,526,000
U.S. Treasury Note (a)	2.469%	07/31/2019	07/31/2019	45,000,000	44,959,515
U.S. Treasury Note (a)	2.609%	07/31/2019	07/31/2019	353,000,000	352,511,766
TOTAL TREASURY DEBT					10,262,048,483
TREASURY REPURCHASE AGREEMENTS—35.1%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Note, 1.500% due 05/31/2020, valued at $6,120,065); expected proceeds $6,001,240	2.350%	07/01/2019	07/01/2019	6,000,000	6,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by U.S. Treasury Bonds, 3.000% – 3.875% due 08/15/2040 – 11/15/2048, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 04/15/2022 – 01/15/2024, and U.S. Treasury Notes, 2.750% – 3.125% due 07/31/2023 – 11/15/2028, valued at $76,515,834); expected proceeds $75,015,500	2.480%	07/01/2019	07/01/2019	75,000,000	75,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Inflation Index Bond, 3.375% due 04/15/2032, and a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2026, valued at $408,000,044); expected proceeds $400,083,333	2.500%	07/01/2019	07/01/2019	400,000,000	400,000,000
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Bond, 2.750% due 11/15/2042, a U.S. Treasury Note, 2.500% due 03/31/2023, and U.S. Treasury Strips, 0.000% due 02/15/2021 – 02/15/2029, valued at $172,380,006); expected proceeds $169,034,927	2.480%	07/01/2019	07/01/2019	$ 169,000,000	$ 169,000,000
Agreement with Canadian Imperial Bank of Commerce and Bank of New York Mellon (Tri-Party), dated 05/09/2019 (collateralized by U.S. Treasury Bonds, 3.000% – 3.125% due 05/15/2047 – 08/15/2048, a U.S. Treasury Inflation Index Bond, 1.000% due 02/15/2048, U.S. Treasury Inflation Index Notes, 0.125% – 0.875% due 04/15/2020 – 01/15/2029, and U.S. Treasury Notes, 1.750% – 2.375% due 05/15/2022 – 02/29/2024, valued at $137,700,064); expected proceeds $135,542,250	2.410%	07/08/2019	07/08/2019	135,000,000	135,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by U.S. Treasury Bills, 0.000% due 07/02/2019 – 07/09/2019, U.S. Treasury Bonds, 2.875% – 3.000% due 02/15/2049 – 05/15/2049, and a U.S. Treasury Inflation Index Bond, 1.000% due 02/15/2049, valued at $510,018,835); expected proceeds $500,236,250	2.430%	07/05/2019	07/05/2019	500,000,000	500,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by U.S. Treasury Bonds, 2.750% – 3.625% due 02/15/2044 – 11/15/2047, and a U.S. Treasury Inflation Index Bond, 1.000% due 02/15/2048, valued at $18,360,079); expected proceeds $18,003,735	2.490%	07/01/2019	07/01/2019	18,000,000	18,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/06/2019 (collateralized by U.S. Treasury Notes, 2.125% – 2.625% due 07/15/2021 – 12/31/2022, valued at $188,700,076); expected proceeds $185,391,378	2.380%	07/08/2019	07/08/2019	185,000,000	185,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2024, and U.S. Treasury Notes, 1.375% – 2.000% due 03/31/2020 – 03/31/2022, valued at $414,120,093); expected proceeds $406,083,907	2.480%	07/01/2019	07/01/2019	406,000,000	406,000,000
Agreement with Fixed Income Clearing Corp., and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Bill, 0.000% due 06/18/2020, valued at $714,000,048); expected proceeds $700,145,833	2.500%	07/01/2019	07/01/2019	700,000,000	700,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/24/2019 (collateralized by U.S. Treasury Notes, 2.000% – 2.750% due 08/31/2023 – 04/30/2024, and U.S. Treasury Strips, 0.000% due 08/15/2019 – 02/15/2027, valued at $204,000,049); expected proceeds $200,095,667	2.460%	07/01/2019	07/01/2019	200,000,000	200,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/25/2019 (collateralized by a U.S. Treasury Note, 2.125% due 08/15/2021, and U.S. Treasury Strips, 0.000% due 05/15/2021 – 08/15/2026, valued at $255,000,000); expected proceeds $250,120,069	2.470%	07/02/2019	07/02/2019	250,000,000	250,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Bond, 3.000% due 05/15/2045, U.S. Treasury Inflation Index Notes, 0.625% – 1.125% due 01/15/2021 – 07/15/2021, and a U.S. Treasury Strip, 0.000% due 08/15/2027, valued at $232,560,027); expected proceeds $228,047,500	2.500%	07/01/2019	07/01/2019	$ 228,000,000	$ 228,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/11/2019 (collateralized by a U.S. Treasury Note, 2.750% due 07/31/2023, valued at $178,500,096); expected proceeds $176,429,167 (c)	2.450%	07/01/2019	10/09/2019	175,000,000	175,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Bill, 0.000% due 05/21/2020, and U.S. Treasury Notes, 2.125% – 2.875% due 11/15/2021 – 12/31/2021, valued at $1,151,580,032); expected proceeds $1,129,238,031	2.530%	07/01/2019	07/01/2019	1,129,000,000	1,129,000,000
Agreement with LLOYDS Bank PLC and Clearstream (Tri-Party), and dated 04/26/2019 (collateralized by a U.S. Treasury Inflation Index Note, 0.750% due 07/15/2028, and U.S. Treasury Notes, 2.000% – 2.250% due 02/15/2023 – 11/15/2027, valued at $67,179,547); expected proceeds $65,374,581 (c)	2.530%	07/01/2019	07/17/2019	65,000,000	65,000,000
Agreement with LLOYDS Bank PLC and Clearstream (Tri-Party), and dated 04/26/2019 (collateralized by U.S. Treasury Notes, 1.875% – 2.875% due 08/31/2022 – 11/15/2027, valued at $36,161,437); expected proceeds $35,231,214 (c)	2.530%	07/01/2019	07/29/2019	35,000,000	35,000,000
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 05/09/2019 (collateralized by U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 01/15/2027, and a U.S. Treasury Note, 2.000% due 11/15/2026, valued at $71,400,058); expected proceeds $70,462,933 (c)	2.480%	08/13/2019	08/13/2019	70,000,000	70,000,000
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 06/12/2019 (collateralized by U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 01/15/2027, and a U.S. Treasury Note, 3.375% due 11/15/2019, valued at $102,000,005); expected proceeds $100,607,083 (c)	2.350%	09/13/2019	09/13/2019	100,000,000	100,000,000
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 06/24/2019 (collateralized by U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 01/15/2027, and a U.S. Treasury Note, 2.000% due 11/15/2026, valued at $71,400,043); expected proceeds $70,415,022 (c)	2.320%	09/24/2019	09/24/2019	70,000,000	70,000,000
Agreement with Prudential Insurance Co., dated 06/28/2019 (collateralized by a U.S. Treasury Bond, 3.375% due 11/15/2048, and U.S. Treasury Notes, 2.125% – 2.250% due 11/15/2024 – 11/15/2025, valued at $113,088,995); expected proceeds $110,942,043	2.520%	07/01/2019	07/01/2019	110,918,750	110,918,750
Agreement with Prudential Insurance Co., dated 06/28/2019 (collateralized by U.S. Treasury Strips, 0.000% due 08/15/2025 – 11/15/2028, valued at $102,882,850); expected proceeds $100,871,179	2.520%	07/01/2019	07/01/2019	100,850,000	100,850,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Bill, 0.000% due 11/14/2019, U.S. Treasury Bonds, 2.750% – 4.375% due 11/15/2039 – 02/15/2048, a U.S. Treasury Inflation Index Bond, 0.750% due 02/15/2045, U.S. Treasury Inflation Index Notes, 1.125% – 1.250% due 07/15/2020 – 01/15/2021, and U.S. Treasury Notes, 2.125% – 2.875% due 05/31/2021 – 02/15/2024, valued at $372,300,005); expected proceeds $365,076,042	2.500%	07/01/2019	07/01/2019	$ 365,000,000	$ 365,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by U.S. Treasury Bills, 0.000% due 07/25/2019 – 03/26/2020, U.S. Treasury Inflation Index Bonds, 1.000% – 3.875% due 01/15/2028 – 02/15/2048, a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2024, U.S. Treasury Notes, 2.125% – 2.625% due 07/31/2020 – 05/15/2022, and U.S. Treasury Strips, 0.000% due 02/15/2023 – 11/15/2027, valued at $181,560,000); expected proceeds $178,036,787	2.480%	07/01/2019	07/01/2019	178,000,000	178,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by U.S. Treasury Notes, 2.000% – 2.625% due 06/15/2021 – 05/31/2024, valued at $44,880,044); expected proceeds $44,009,167	2.500%	07/01/2019	07/01/2019	44,000,000	44,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by U.S. Treasury Bills, 0.000% due 07/05/2019 – 05/21/2020, U.S. Treasury Bonds, 2.750% – 6.375% due 02/15/2026 – 11/15/2047, U.S. Treasury Inflation Index Bonds, 0.625% – 3.875% due 01/15/2025 – 02/15/2046, U.S. Treasury Inflation Index Notes, 0.125% – 1.875% due 07/15/2019 – 01/15/2029, U.S. Treasury Notes, 0.875% – 3.500% due 07/31/2019 – 02/15/2028, and U.S. Treasury Strips, 0.000% due 05/15/2022 – 05/15/2029, valued at $153,000,005); expected proceeds $150,031,250	2.500%	07/01/2019	07/01/2019	150,000,000	150,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by U.S. Treasury Bills, 0.000% due 11/07/2019 – 11/29/2019, and U.S. Treasury Notes, 1.125% – 1.625% due 02/28/2021 – 02/15/2026, valued at $560,096,722); expected proceeds $549,114,375	2.500%	07/01/2019	07/01/2019	549,000,000	549,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					6,413,768,750
TOTAL INVESTMENTS –91.2% (d)(e)					16,675,817,233
Other Assets in Excess of Liabilities —8.8%					1,608,308,909
NET ASSETS –100.0%					$ 18,284,126,142
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $515,000,000 or 2.9% of net assets as of June 30, 2019.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2019 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and cost	$10,262,048,483
Repurchase agreements, at value and amortized cost	6,413,768,750
Total Investments	16,675,817,233
Cash	1,582,964,521
Interest receivable — unaffiliated issuers	24,322,898
Other Receivable	1,797,087
TOTAL ASSETS	18,284,901,739
LIABILITIES
Advisory and administrator fee payable	660,846
Custody, sub-administration and transfer agent fees payable	77,199
Trustees’ fees and expenses payable	289
Professional fees payable	32,889
Accrued expenses and other liabilities	4,374
TOTAL LIABILITIES	775,597
NET ASSETS	$18,284,126,142
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$216,925,402
EXPENSES
Advisory and administrator fee	4,399,968
Custodian, sub-administrator and transfer agent fees	1,146,952
Trustees’ fees and expenses	194,848
Professional fees	82,659
Printing and postage fees	22,661
Insurance expense	3,336
Miscellaneous expenses	5,818
TOTAL EXPENSES	5,856,242
NET INVESTMENT INCOME (LOSS)	$211,069,160
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	21,451
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$211,090,611
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 211,069,160	$ 250,070,855
Net realized gain (loss)	21,451	1,950
Net increase (decrease) in net assets resulting from operations	211,090,611	250,072,805
CAPITAL TRANSACTIONS
Contributions	14,848,481,579	39,817,102,235
Withdrawals	(14,222,710,980)	(36,800,190,630)
Net increase (decrease) in net assets from capital transactions	625,770,599	3,016,911,605
Net increase (decrease) in net assets during the period	836,861,210	3,266,984,410
Net assets at beginning of period	17,447,264,932	14,180,280,522
NET ASSETS AT END OF PERIOD	$ 18,284,126,142	$ 17,447,264,932
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14
Total return (a)	1.19%	1.82%	0.82%	0.23%	(0.01)%	(0.02)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$18,284,126	$17,447,265	$14,180,281	$10,628,952	$1,744,814	$2,765,530
Ratios to average net assets:
Total expenses	0.07%(b)	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	2.40%(b)	1.79%	0.84%	0.27%	(0.01)%	(0.02)%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2019, the Trust consists of seven (7) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the
10

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2019, the Portfolio had invested in repurchase agreements with the gross values of $6,413,768,750 and associated collateral equal to $6,543,505,056.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
11

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2018, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
12

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION
June 30, 2019 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2019 to June 30, 2019.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Plus Money Market Portfolio	0.07%	$1,011.90	$0.35	$1,024.40	$0.35
(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
13

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 10, 2019 and May 15, 2019, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 10, 2019 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 15, 2019 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
•	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2018, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
•	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
____________________________
1Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
14

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	A copy of the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Draft responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
•	SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2018; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2018;
15

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

•	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
•	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 15, 2019;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 15, 2019 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2019, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
16

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2018. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Group and Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund outperformed the median of its Performance Universe and its Lipper Index for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund outperformed the median of its Performance Group for the 1-year period, equaled the median of its Performance Group for the 3- and 5-year periods, and underperformed the median of its Performance Group for the 10-year period. The Board took into account management’s discussion of the Fund’s performance.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on performance of the Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Portfolio’s investments.
17

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
18

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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSITTRPLMMSAR
00234421

Semi-Annual Report
June 30, 2019
State Street Institutional Investment Trust
State Street Treasury Obligations Money Market Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com/cash), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by calling 866-392-0869.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 866-392-0869. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2019 (Unaudited)

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$2,956,618,283
Receivable from Adviser	105,077
TOTAL ASSETS	2,956,723,360
LIABILITIES
Administration fees payable	124,796
Transfer agent fees payable	8,614
Distribution payable	26,362
Registration and filing fees payable	17,570
Professional fees payable	13,749
Printing fees payable	19,380
Accrued expenses and other liabilities	927
TOTAL LIABILITIES	211,398
NET ASSETS	$2,956,511,962
NET ASSETS CONSIST OF:
Paid-in Capital	$2,956,506,605
Total distributable earnings (loss)	5,357
NET ASSETS	$2,956,511,962
NET ASSET VALUE PER SHARE
Net asset value, offering and redemption price per share	$ 1.00
Shares outstanding	2,956,506,605
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2019 (Unaudited)

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	44,852,977
Expenses allocated from affiliated Portfolio	(1,208,775)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	43,644,202
EXPENSES
Administration fees	917,322
Custodian fees	22,163
Trustees’ fees and expenses	9,034
Transfer agent fees	584
Registration and filing fees	12,440
Professional fees and expenses	17,447
Printing and postage fees	15,089
Insurance expense	9,955
Miscellaneous expenses	7,434
TOTAL EXPENSES	1,011,468
Expenses waived/reimbursed by the Adviser	(752,528)
NET EXPENSES	258,940
NET INVESTMENT INCOME (LOSS)	$43,385,262
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	4,354
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$43,389,616
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 43,385,262	$ 58,298,055
Net realized gain (loss)	4,354	1,003
Net increase (decrease) in net assets resulting from operations	43,389,616	58,299,058
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(43,385,262)	(58,298,055)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	6,778,305,731	6,325,956,321
Reinvestment of distributions	43,274,538	57,954,475
Cost of shares redeemed	(7,485,641,932)	(5,689,704,933)
Net increase (decrease) from share transactions	(664,061,663)	694,205,863
Net increase (decrease) in net assets during the period	(664,057,309)	694,206,866
Net assets at beginning of period	3,620,569,271	2,926,362,405
NET ASSETS AT END OF PERIOD	$ 2,956,511,962	$ 3,620,569,271
SHARES OF BENEFICIAL INTEREST:
Shares sold	6,778,305,731	6,325,956,321
Reinvestment of distributions	43,274,538	57,954,475
Shares redeemed	(7,485,641,932)	(5,689,704,933)
Net increase (decrease) from share transactions	(664,061,663)	694,205,863
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/19(a) (Unaudited)	Year Ended 12/31/18(a)	For the Period 10/5/17* - 12/31/17(a)
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0117	0.0178	0.0025
Total from investment operations	0.0117	0.0178	0.0025
Distributions to shareholders from:
Net investment income	(0.0117)	(0.0178)	(0.0025)
Total distributions	(0.0117)	(0.0178)	(0.0025)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000
Total return (b)	1.18%	1.79%	0.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,956,512	$3,620,569	$2,926,362
Ratios to average net assets:
Total expenses	0.12%(c)	0.13%	0.16%(c)
Net expenses	0.08%(c)	0.08%	0.08%(c)
Net investment income (loss)	2.36%(c)	1.77%	1.08%(c)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2019, the Trust consists of twenty-nine (29) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Commencement of Operations	Diversification Classification
State Street Treasury Obligations Money Market Fund	October 5, 2017	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (16.17% at June 30, 2019). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of June 30, 2019, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2021, to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, and extraordinary expenses), exceed 0.10% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2021 except with approval of the Board. For the period ended June 30, 2019, the Adviser waived fees in the amount of $385,599.
Additionally, the Adviser currently intends to voluntarily waive its advisory fee and/or to reimburse the Fund for expenses to the extent that the Fund’s total annual fund operating expenses exceed 0.08% of average daily net assets on an annual basis — this voluntary fee waiver and/or expense limitation arrangement may be terminated by SSGA FM at any time, in its sole discretion. For the period ended June 30, 2019, the Adviser voluntarily waived expenses in the amount of $366,929.
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distributor
State Street Global Advisors Funds Distributors, LLC ( “SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2018, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2019, the cost of investments and other financial instruments for federal income tax purposes was substantially the same as cost for financial reporting purposes.
6.    Risks
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
7.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION
June 30, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2019 to June 30, 2019.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Obligations Money Market Fund	0.08%	$1,011.80	$0.40	$1,024.40	$0.40
(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 181, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083 (toll free), (ii) on the Fund’s website at www.SSGA.com/cash or (iii) on the SEC’s website at www.sec.gov. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 10, 2019 and May 15, 2019, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Obligations Money Market Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 10, 2019 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 15, 2019 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
•	Comparisons of the Fund’s performance over the one-year period ended December 31, 2018, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
•	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past calendar year; and
•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
____________________________
1Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	A copy of the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Draft responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
•	SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2018; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2018;
•	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and shareholder servicer for the Fund, with respect to its operations relating to the Fund; and
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

•	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 15, 2019;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 15, 2019 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2019, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Fund through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for the one-year period ended December 31, 2018. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Treasury Obligations Money Market Fund. The Board considered that the Fund outperformed the medians of its Performance Group and Performance Universe and its Lipper Index for the 1-year period.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Treasury Obligations Money Market Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
13

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

Semi-Annual Report
June 30, 2019
State Street Master Funds
State Street Treasury Plus Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Plus Money Market Portfolio
Portfolio Statistics (Unaudited)
Portfolio Composition as of June 30, 2019

% of Net Assets
Treasury Debt	56.1%
Treasury Repurchase Agreements	35.1
Other Assets in Excess of Liabilities	8.8
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2019

% of Net Assets
Overnight (1 Day)	26.4%
2 to 30 Days	14.1
31 to 60 Days	12.8
61 to 90 Days	8.2
Over 90 Days	29.7
Total	91.2%
Average days to maturity	27
Weighted average life	84
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—56.1%
U.S. Treasury Bill (a)	2.030%	12/26/2019	12/26/2019	$ 300,000,000	$ 296,988,833
U.S. Treasury Bill (a)	2.133%	12/19/2019	12/19/2019	175,500,000	173,722,894
U.S. Treasury Bill (a)	2.140%	12/12/2019	12/12/2019	150,000,000	148,537,667
U.S. Treasury Bill (a)	2.355%	11/14/2019	11/14/2019	175,000,000	173,442,630
U.S. Treasury Bill (a)	2.373%	08/15/2019	08/15/2019	450,000,000	448,668,346
U.S. Treasury Bill (a)	2.380%	07/09/2019	07/09/2019	353,350,000	353,163,117
U.S. Treasury Bill (a)	2.380%	10/03/2019	10/03/2019	225,000,000	223,601,750
U.S. Treasury Bill (a)	2.385%	11/07/2019	11/07/2019	150,000,000	148,718,358
U.S. Treasury Bill (a)	2.390%	10/17/2019	10/17/2019	175,000,000	173,745,250
U.S. Treasury Bill (a)	2.393%	10/10/2019	10/10/2019	332,900,000	330,664,395
U.S. Treasury Bill (a)	2.415%	09/26/2019	09/26/2019	425,000,000	422,758,844
U.S. Treasury Bill (a)	2.440%	08/08/2019	08/08/2019	500,000,000	498,740,113
U.S. Treasury Bill (a)	2.445%	09/19/2019	09/19/2019	300,000,000	298,367,922
U.S. Treasury Bill (a)	2.450%	08/01/2019	08/01/2019	81,000,000	80,829,113
U.S. Treasury Bill (a)	2.453%	09/12/2019	09/12/2019	350,000,000	348,257,976
U.S. Treasury Bill (a)	2.455%	09/05/2019	09/05/2019	277,380,000	276,130,932
U.S. Treasury Bill (a)	2.460%	07/18/2019	07/18/2019	325,000,000	324,630,958
U.S. Treasury Bill (a)	2.470%	07/11/2019	07/11/2019	400,000,000	399,731,085
U.S. Treasury Bill (a)	2.505%	07/05/2019	07/05/2019	250,000,000	249,933,194
U.S. Treasury Bill (a)	2.805%	07/02/2019	07/02/2019	71,000,000	70,994,468
U.S. Treasury Note, 3 Month USD MMY(b)	2.096%	06/29/2019	01/31/2020	965,200,000	965,129,442
U.S. Treasury Note, 3 Month USD MMY + 0.03%(b)	2.129%	06/29/2019	04/30/2020	810,900,000	810,904,825
U.S. Treasury Note, 3 Month USD MMY + 0.04%(b)	2.139%	06/29/2019	07/31/2020	470,550,000	470,454,184
U.S. Treasury Note, 3 Month USD MMY + 0.05%(b)	2.141%	06/29/2019	10/31/2020	144,500,000	144,350,025
U.S. Treasury Note, 3 Month USD MMY + 0.05%(b)	2.144%	06/29/2019	10/31/2019	696,600,000	696,690,353
U.S. Treasury Note, 3 Month USD MMY + 0.06%(b)	2.156%	06/29/2019	07/31/2019	669,700,000	669,729,830
U.S. Treasury Note, 3 Month USD MMY + 0.14%(b)	2.235%	06/29/2019	04/30/2021	300,000,000	299,605,772
U.S. Treasury Note (a)	2.403%	07/31/2019	07/31/2019	170,000,000	169,890,300
U.S. Treasury Note (a)	2.440%	09/30/2019	09/30/2019	141,000,000	140,668,626
U.S. Treasury Note (a)	2.452%	10/31/2019	10/31/2019	55,700,000	55,526,000
U.S. Treasury Note (a)	2.469%	07/31/2019	07/31/2019	45,000,000	44,959,515
U.S. Treasury Note (a)	2.609%	07/31/2019	07/31/2019	353,000,000	352,511,766
TOTAL TREASURY DEBT					10,262,048,483
TREASURY REPURCHASE AGREEMENTS—35.1%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Note, 1.500% due 05/31/2020, valued at $6,120,065); expected proceeds $6,001,240	2.350%	07/01/2019	07/01/2019	6,000,000	6,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by U.S. Treasury Bonds, 3.000% – 3.875% due 08/15/2040 – 11/15/2048, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 04/15/2022 – 01/15/2024, and U.S. Treasury Notes, 2.750% – 3.125% due 07/31/2023 – 11/15/2028, valued at $76,515,834); expected proceeds $75,015,500	2.480%	07/01/2019	07/01/2019	75,000,000	75,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Inflation Index Bond, 3.375% due 04/15/2032, and a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2026, valued at $408,000,044); expected proceeds $400,083,333	2.500%	07/01/2019	07/01/2019	400,000,000	400,000,000
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Bond, 2.750% due 11/15/2042, a U.S. Treasury Note, 2.500% due 03/31/2023, and U.S. Treasury Strips, 0.000% due 02/15/2021 – 02/15/2029, valued at $172,380,006); expected proceeds $169,034,927	2.480%	07/01/2019	07/01/2019	$ 169,000,000	$ 169,000,000
Agreement with Canadian Imperial Bank of Commerce and Bank of New York Mellon (Tri-Party), dated 05/09/2019 (collateralized by U.S. Treasury Bonds, 3.000% – 3.125% due 05/15/2047 – 08/15/2048, a U.S. Treasury Inflation Index Bond, 1.000% due 02/15/2048, U.S. Treasury Inflation Index Notes, 0.125% – 0.875% due 04/15/2020 – 01/15/2029, and U.S. Treasury Notes, 1.750% – 2.375% due 05/15/2022 – 02/29/2024, valued at $137,700,064); expected proceeds $135,542,250	2.410%	07/08/2019	07/08/2019	135,000,000	135,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by U.S. Treasury Bills, 0.000% due 07/02/2019 – 07/09/2019, U.S. Treasury Bonds, 2.875% – 3.000% due 02/15/2049 – 05/15/2049, and a U.S. Treasury Inflation Index Bond, 1.000% due 02/15/2049, valued at $510,018,835); expected proceeds $500,236,250	2.430%	07/05/2019	07/05/2019	500,000,000	500,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by U.S. Treasury Bonds, 2.750% – 3.625% due 02/15/2044 – 11/15/2047, and a U.S. Treasury Inflation Index Bond, 1.000% due 02/15/2048, valued at $18,360,079); expected proceeds $18,003,735	2.490%	07/01/2019	07/01/2019	18,000,000	18,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/06/2019 (collateralized by U.S. Treasury Notes, 2.125% – 2.625% due 07/15/2021 – 12/31/2022, valued at $188,700,076); expected proceeds $185,391,378	2.380%	07/08/2019	07/08/2019	185,000,000	185,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2024, and U.S. Treasury Notes, 1.375% – 2.000% due 03/31/2020 – 03/31/2022, valued at $414,120,093); expected proceeds $406,083,907	2.480%	07/01/2019	07/01/2019	406,000,000	406,000,000
Agreement with Fixed Income Clearing Corp., and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Bill, 0.000% due 06/18/2020, valued at $714,000,048); expected proceeds $700,145,833	2.500%	07/01/2019	07/01/2019	700,000,000	700,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/24/2019 (collateralized by U.S. Treasury Notes, 2.000% – 2.750% due 08/31/2023 – 04/30/2024, and U.S. Treasury Strips, 0.000% due 08/15/2019 – 02/15/2027, valued at $204,000,049); expected proceeds $200,095,667	2.460%	07/01/2019	07/01/2019	200,000,000	200,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/25/2019 (collateralized by a U.S. Treasury Note, 2.125% due 08/15/2021, and U.S. Treasury Strips, 0.000% due 05/15/2021 – 08/15/2026, valued at $255,000,000); expected proceeds $250,120,069	2.470%	07/02/2019	07/02/2019	250,000,000	250,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Bond, 3.000% due 05/15/2045, U.S. Treasury Inflation Index Notes, 0.625% – 1.125% due 01/15/2021 – 07/15/2021, and a U.S. Treasury Strip, 0.000% due 08/15/2027, valued at $232,560,027); expected proceeds $228,047,500	2.500%	07/01/2019	07/01/2019	$ 228,000,000	$ 228,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/11/2019 (collateralized by a U.S. Treasury Note, 2.750% due 07/31/2023, valued at $178,500,096); expected proceeds $176,429,167 (c)	2.450%	07/01/2019	10/09/2019	175,000,000	175,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Bill, 0.000% due 05/21/2020, and U.S. Treasury Notes, 2.125% – 2.875% due 11/15/2021 – 12/31/2021, valued at $1,151,580,032); expected proceeds $1,129,238,031	2.530%	07/01/2019	07/01/2019	1,129,000,000	1,129,000,000
Agreement with LLOYDS Bank PLC and Clearstream (Tri-Party), and dated 04/26/2019 (collateralized by a U.S. Treasury Inflation Index Note, 0.750% due 07/15/2028, and U.S. Treasury Notes, 2.000% – 2.250% due 02/15/2023 – 11/15/2027, valued at $67,179,547); expected proceeds $65,374,581 (c)	2.530%	07/01/2019	07/17/2019	65,000,000	65,000,000
Agreement with LLOYDS Bank PLC and Clearstream (Tri-Party), and dated 04/26/2019 (collateralized by U.S. Treasury Notes, 1.875% – 2.875% due 08/31/2022 – 11/15/2027, valued at $36,161,437); expected proceeds $35,231,214 (c)	2.530%	07/01/2019	07/29/2019	35,000,000	35,000,000
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 05/09/2019 (collateralized by U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 01/15/2027, and a U.S. Treasury Note, 2.000% due 11/15/2026, valued at $71,400,058); expected proceeds $70,462,933 (c)	2.480%	08/13/2019	08/13/2019	70,000,000	70,000,000
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 06/12/2019 (collateralized by U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 01/15/2027, and a U.S. Treasury Note, 3.375% due 11/15/2019, valued at $102,000,005); expected proceeds $100,607,083 (c)	2.350%	09/13/2019	09/13/2019	100,000,000	100,000,000
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 06/24/2019 (collateralized by U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 01/15/2027, and a U.S. Treasury Note, 2.000% due 11/15/2026, valued at $71,400,043); expected proceeds $70,415,022 (c)	2.320%	09/24/2019	09/24/2019	70,000,000	70,000,000
Agreement with Prudential Insurance Co., dated 06/28/2019 (collateralized by a U.S. Treasury Bond, 3.375% due 11/15/2048, and U.S. Treasury Notes, 2.125% – 2.250% due 11/15/2024 – 11/15/2025, valued at $113,088,995); expected proceeds $110,942,043	2.520%	07/01/2019	07/01/2019	110,918,750	110,918,750
Agreement with Prudential Insurance Co., dated 06/28/2019 (collateralized by U.S. Treasury Strips, 0.000% due 08/15/2025 – 11/15/2028, valued at $102,882,850); expected proceeds $100,871,179	2.520%	07/01/2019	07/01/2019	100,850,000	100,850,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Bill, 0.000% due 11/14/2019, U.S. Treasury Bonds, 2.750% – 4.375% due 11/15/2039 – 02/15/2048, a U.S. Treasury Inflation Index Bond, 0.750% due 02/15/2045, U.S. Treasury Inflation Index Notes, 1.125% – 1.250% due 07/15/2020 – 01/15/2021, and U.S. Treasury Notes, 2.125% – 2.875% due 05/31/2021 – 02/15/2024, valued at $372,300,005); expected proceeds $365,076,042	2.500%	07/01/2019	07/01/2019	$ 365,000,000	$ 365,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by U.S. Treasury Bills, 0.000% due 07/25/2019 – 03/26/2020, U.S. Treasury Inflation Index Bonds, 1.000% – 3.875% due 01/15/2028 – 02/15/2048, a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2024, U.S. Treasury Notes, 2.125% – 2.625% due 07/31/2020 – 05/15/2022, and U.S. Treasury Strips, 0.000% due 02/15/2023 – 11/15/2027, valued at $181,560,000); expected proceeds $178,036,787	2.480%	07/01/2019	07/01/2019	178,000,000	178,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by U.S. Treasury Notes, 2.000% – 2.625% due 06/15/2021 – 05/31/2024, valued at $44,880,044); expected proceeds $44,009,167	2.500%	07/01/2019	07/01/2019	44,000,000	44,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by U.S. Treasury Bills, 0.000% due 07/05/2019 – 05/21/2020, U.S. Treasury Bonds, 2.750% – 6.375% due 02/15/2026 – 11/15/2047, U.S. Treasury Inflation Index Bonds, 0.625% – 3.875% due 01/15/2025 – 02/15/2046, U.S. Treasury Inflation Index Notes, 0.125% – 1.875% due 07/15/2019 – 01/15/2029, U.S. Treasury Notes, 0.875% – 3.500% due 07/31/2019 – 02/15/2028, and U.S. Treasury Strips, 0.000% due 05/15/2022 – 05/15/2029, valued at $153,000,005); expected proceeds $150,031,250	2.500%	07/01/2019	07/01/2019	150,000,000	150,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by U.S. Treasury Bills, 0.000% due 11/07/2019 – 11/29/2019, and U.S. Treasury Notes, 1.125% – 1.625% due 02/28/2021 – 02/15/2026, valued at $560,096,722); expected proceeds $549,114,375	2.500%	07/01/2019	07/01/2019	549,000,000	549,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					6,413,768,750
TOTAL INVESTMENTS –91.2% (d)(e)					16,675,817,233
Other Assets in Excess of Liabilities —8.8%					1,608,308,909
NET ASSETS –100.0%					$ 18,284,126,142
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $515,000,000 or 2.9% of net assets as of June 30, 2019.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2019 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and cost	$10,262,048,483
Repurchase agreements, at value and amortized cost	6,413,768,750
Total Investments	16,675,817,233
Cash	1,582,964,521
Interest receivable — unaffiliated issuers	24,322,898
Other Receivable	1,797,087
TOTAL ASSETS	18,284,901,739
LIABILITIES
Advisory and administrator fee payable	660,846
Custody, sub-administration and transfer agent fees payable	77,199
Trustees’ fees and expenses payable	289
Professional fees payable	32,889
Accrued expenses and other liabilities	4,374
TOTAL LIABILITIES	775,597
NET ASSETS	$18,284,126,142
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$216,925,402
EXPENSES
Advisory and administrator fee	4,399,968
Custodian, sub-administrator and transfer agent fees	1,146,952
Trustees’ fees and expenses	194,848
Professional fees	82,659
Printing and postage fees	22,661
Insurance expense	3,336
Miscellaneous expenses	5,818
TOTAL EXPENSES	5,856,242
NET INVESTMENT INCOME (LOSS)	$211,069,160
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	21,451
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$211,090,611
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 211,069,160	$ 250,070,855
Net realized gain (loss)	21,451	1,950
Net increase (decrease) in net assets resulting from operations	211,090,611	250,072,805
CAPITAL TRANSACTIONS
Contributions	14,848,481,579	39,817,102,235
Withdrawals	(14,222,710,980)	(36,800,190,630)
Net increase (decrease) in net assets from capital transactions	625,770,599	3,016,911,605
Net increase (decrease) in net assets during the period	836,861,210	3,266,984,410
Net assets at beginning of period	17,447,264,932	14,180,280,522
NET ASSETS AT END OF PERIOD	$ 18,284,126,142	$ 17,447,264,932
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14
Total return (a)	1.19%	1.82%	0.82%	0.23%	(0.01)%	(0.02)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$18,284,126	$17,447,265	$14,180,281	$10,628,952	$1,744,814	$2,765,530
Ratios to average net assets:
Total expenses	0.07%(b)	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	2.40%(b)	1.79%	0.84%	0.27%	(0.01)%	(0.02)%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2019, the Trust consists of seven (7) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2019, the Portfolio had invested in repurchase agreements with the gross values of $6,413,768,750 and associated collateral equal to $6,543,505,056.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2018, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
June 30, 2019 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2019 to June 30, 2019.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Plus Money Market Portfolio	0.07%	$1,011.90	$0.35	$1,024.40	$0.35
(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 10, 2019 and May 15, 2019, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 10, 2019 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 15, 2019 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
•	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2018, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
•	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
_______________________________
1Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	A copy of the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Draft responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

•	SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2018; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2018;
•	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
•	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 15, 2019;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 15, 2019 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2019, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.
16

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2018. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Group and Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund outperformed the median of its Performance Universe and its Lipper Index for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund outperformed the median of its Performance Group for the 1-year period, equaled the median of its Performance Group for the 3- and 5-year periods, and underperformed the median of its Performance Group for the 10-year period. The Board took into account management’s discussion of the Fund’s performance.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on performance of the Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Portfolio’s investments.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
18

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSIITTROBSAR
00227375

Semi-Annual Report
June 30, 2019
State Street Institutional Investment Trust
State Street Aggregate Bond Index Fund
State Street Global Equity ex-U.S. Index Fund
State Street Small/Mid Cap Equity Index Fund
State Street Aggregate Bond Index Portfolio
State Street Global Equity ex-U.S. Index Portfolio
State Street Small/Mid Cap Equity Index Portfolio
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund's annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund's website (www.ssgafunds.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by calling 1-800-647-7327.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can inform a Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-647-7327. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2019 (Unaudited)

	State Street Aggregate Bond Index Fund	State Street Global Equity ex-U.S. Index Fund	State Street Small/Mid Cap Equity Index Fund
ASSETS
Investment in corresponding affiliated Portfolio, at value*	$163,392,789	$326,785,122	$95,227,022
Receivable for fund shares sold	1,009,999	1,383,465	1,281,002
Receivable from Adviser	49,207	71,500	33,935
TOTAL ASSETS	164,451,995	328,240,087	96,541,959
LIABILITIES
Payable for investments purchased	988,148	514,733	1,265,511
Payable for fund shares repurchased	17,351	862,942	10,991
Advisory fee payable	3,307	15,508	2,213
Custodian fees payable	2,464	2,577	2,590
Administration fees payable	6,626	44,203	3,701
Distribution fees payable	441	1,055	3,279
Accrued Trustees' fees and expenses	—	—	953
Transfer agent fees payable	2,356	3,291	309
Registration and filing fees payable	1,386	2,966	—
Professional fees payable	15,904	15,910	15,606
Printing and postage fees payable	2,422	1,962	2,468
TOTAL LIABILITIES	1,040,405	1,465,147	1,307,621
NET ASSETS	$163,411,590	$326,774,940	$95,234,338
NET ASSETS CONSIST OF:
Paid-in Capital	$160,085,986	$316,769,013	$91,505,964
Total distributable earnings (loss)	3,325,604	10,005,927	3,728,374
NET ASSETS	$163,411,590	$326,774,940	$95,234,338
Class A
Net Assets	$ 2,180,843	$ 5,444,000	$17,784,777
Shares Outstanding	217,263	567,266	1,422,406
Net asset value, offering and redemption price per share	$ 10.04	$ 9.60	$ 12.50
Maximum sales charge	3.75%	5.25%	5.25%
Maximum offering price per share	$ 10.43	$ 10.13	$ 13.19
Class I
Net Assets	$ 11,385,943	$ 680,390	$ 6,527,739
Shares Outstanding	1,136,730	70,768	521,292
Net asset value, offering and redemption price per share	$ 10.02	$ 9.61	$ 12.52
Class K
Net Assets	$149,844,804	$320,650,550	$70,921,822
Shares Outstanding	14,970,671	33,300,821	5,661,520
Net asset value, offering and redemption price per share	$ 10.01	$ 9.63	$ 12.53
COST OF INVESTMENTS:
*Investment in corresponding affiliated Portfolio, at cost	$159,236,560	$321,712,936	$94,283,203
See accompanying notes to financial statements.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2019 (Unaudited)

	State Street Aggregate Bond Index Fund	State Street Global Equity ex-U.S. Index Fund	State Street Small/Mid Cap Equity Index Fund
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ —	$ 76	$ 28
Dividend income from corresponding affiliated Portfolio	1,807,518	—	—
TOTAL INVESTMENT INCOME (LOSS)	1,807,518	76	28
EXPENSES
Advisory fee	18,519	134,212	10,354
Administration fees	42,230	148,395	22,419
Sub-transfer agent fee
Class A	15	523	964
Class I	61	300	751
Distribution fees
Class A	2,369	5,456	15,582
Custodian fees	18,755	18,745	18,744
Trustees’ fees and expenses	9,001	9,001	9,953
Transfer agent fees	35,970	35,900	11,137
Registration and filing fees	43,507	44,380	32,915
Professional fees and expenses	22,017	22,024	21,719
Printing and postage fees	6,210	9,080	4,683
Insurance expense	323	1,317	93
TOTAL EXPENSES	198,977	429,333	149,314
Expenses waived/reimbursed by the Adviser	(178,013)	(385,279)	(116,488)
NET EXPENSES	20,964	44,054	32,826
NET INVESTMENT INCOME (LOSS)	$1,786,554	$ (43,978)	$ (32,798)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment in corresponding affiliated Portfolio	(26,580)	7,069,202	403,113
Net change in unrealized appreciation/depreciation on:
Investment in corresponding affiliated Portfolio	7,303,528	44,003,730	10,252,519
NET REALIZED AND UNREALIZED GAIN (LOSS)	7,276,948	51,072,932	10,655,632
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$9,063,502	$51,028,954	$10,622,834
See accompanying notes to financial statements.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Aggregate Bond Index Fund		State Street Global Equity ex-U.S. Index Fund		State Street Small/Mid Cap Equity Index Fund
	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,786,554	$ 3,313,604	$ (43,978)	$ 11,853,723	$ (32,798)	$ 851,141
Net realized gain (loss)	(26,580)	(716,389)	7,069,202	7,670,457	403,113	2,964,458
Net change in unrealized appreciation/depreciation	7,303,528	(2,180,624)	44,003,730	(87,372,839)	10,252,519	(11,405,264)
Net increase (decrease) in net assets resulting from operations	9,063,502	416,591	51,028,954	(67,848,659)	10,622,834	(7,589,665)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(17,139)	(15,298)	—	(239,408)	—	(291,904)
Class I	(133,497)	(292,330)	—	(61,342)	—	(180,583)
Class K	(1,639,961)	(3,009,769)	—	(31,433,325)	—	(1,357,502)
Total distributions to shareholders	(1,790,597)	(3,317,397)	—	(31,734,075)	—	(1,829,989)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class A
Proceeds from sale of shares sold	1,990,485	956,614	1,821,622	3,431,591	9,264,985	11,154,832
Reinvestment of distributions	17,139	15,113	—	239,408	—	291,840
Cost of shares redeemed	(1,050,506)	(185,045)	(492,924)	(258,352)	(2,644,641)	(1,528,358)
Net increase (decrease) from capital share transactions	957,118	786,682	1,328,698	3,412,647	6,620,344	9,918,314
Class I
Proceeds from sale of shares sold	417,518	1,295,351	101,530	27,666	979,027	1,881,040
Reinvestment of distributions	47,359	102,198	—	61,342	—	180,583
Cost of shares redeemed	(199,409)	(1,294,529)	(141,350)	(246,039)	(481,714)	(362,509)
Net increase (decrease) from capital share transactions	265,468	103,020	(39,820)	(157,031)	497,313	1,699,114
Class K
Proceeds from sale of shares sold	21,458,004	46,337,876	56,613,930	97,730,912	27,692,053	28,553,804
Reinvestment of distributions	1,639,961	3,009,769	—	31,214,470	—	1,332,147
Cost of shares redeemed	(7,717,518)	(16,266,407)	(219,476,515)	(53,791,160)	(2,704,789)	(3,449,083)
Net increase (decrease) from capital share transactions	15,380,447	33,081,238	(162,862,585)	75,154,222	24,987,264	26,436,868
Net increase (decrease) in net assets from beneficial interest transactions	16,603,033	33,970,940	(161,573,707)	78,409,838	32,104,921	38,054,296
Net increase (decrease) in net assets during the period	23,875,938	31,070,134	(110,544,753)	(21,172,896)	42,727,755	28,634,642
Net assets at beginning of period	139,535,652	108,465,518	437,319,693	458,492,589	52,506,583	23,871,941
NET ASSETS AT END OF PERIOD	$163,411,590	$139,535,652	$ 326,774,940	$437,319,693	$95,234,338	$ 52,506,583
SHARES OF BENEFICIAL INTEREST:
Class A
Shares sold	205,899	100,646	194,961	336,001	755,355	897,673
Reinvestment of distributions	1,756	1,594	—	28,604	—	28,251
Shares redeemed	(107,766)	(19,456)	(53,246)	(25,912)	(218,548)	(123,003)
Net increase (decrease) from share transactions	99,889	82,784	141,715	338,693	536,807	802,921
Class I
Shares sold	43,150	136,002	10,955	2,568	81,899	148,991
Reinvestment of distributions	4,874	10,740	—	7,321	—	17,481
Shares redeemed	(20,470)	(135,738)	(15,222)	(28,500)	(41,548)	(31,541)
Net increase (decrease) from share transactions	27,554	11,004	(4,267)	(18,611)	40,351	134,931
See accompanying notes to financial statements.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street Aggregate Bond Index Fund		State Street Global Equity ex-U.S. Index Fund		State Street Small/Mid Cap Equity Index Fund
	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18
Class K
Shares sold	$ 2,199,774	$ 4,879,259	$ 6,077,372	$ 9,921,926	$ 2,243,549	$ 2,229,951
Reinvestment of distributions	168,831	316,549	—	3,720,438	—	128,959
Shares redeemed	(784,712)	(1,704,883)	(23,900,836)	(5,266,494)	(227,792)	(281,909)
Net increase (decrease) from share transactions	1,583,893	3,490,925	(17,823,464)	8,375,870	2,015,757	2,077,001
See accompanying notes to financial statements.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class A
	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/19/14* - 12/31/14
Net asset value, beginning of period	$ 9.55	$ 9.82	$ 9.75	$ 9.75	$10.14	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.11	0.26	0.21	0.16	0.21	0.02
Net realized and unrealized gain (loss)	0.46	(0.30)	0.08	0.03	(0.18)	0.16
Total from investment operations	0.57	(0.04)	0.29	0.19	0.03	0.18
Distributions to shareholders from:
Net investment income	(0.08)	(0.23)	(0.21)	(0.18)	(0.26)	(0.04)
Net realized gains	—	—	(0.01)	(0.01)	(0.14)	—
Return of Capital	—	—	—	—	(0.02)	—
Total distributions	(0.08)	(0.23)	(0.22)	(0.19)	(0.42)	(0.04)
Net asset value, end of period	$10.04	$ 9.55	$ 9.82	$ 9.75	$ 9.75	$10.14
Total return (b)	6.03%	(0.39)%	2.93%	1.91%	0.35%	1.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,181	$1,121	$ 340	$ 211	$ 184	$ 51
Ratios to Average Net Assets:
Total expenses (c)	0.52%(d)	0.55%	0.58%	0.67%	0.66%	0.91%(d)
Net expenses (c)	0.28%(d)	0.31%	0.40%	0.40%	0.31%	0.52%(d)
Net investment income (loss)	2.29%(d)	2.74%	2.11%	1.65%	2.11%	0.58%(d)
Portfolio turnover rate (e)	26%(f)	90%	99%	194%	62%(g)	16%(f)(g)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Ratio does not include the expenses of the corresponding Portfolio.
(d)	Annualized.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
(f)	Not annualized.
(g)	Portfolio turnover rate excludes to-be-announced (“TBA”) transactions.
See accompanying notes to financial statements.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/19/14* - 12/31/14
Net asset value, beginning of period	$ 9.55	$ 9.84	$ 9.76	$ 9.74	$10.13	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.12	0.27	0.23	0.18	0.20	0.08
Net realized and unrealized gain (loss)	0.47	(0.29)	0.09	0.06	(0.14)	0.09
Total from investment operations	0.59	(0.02)	0.32	0.24	0.06	0.17
Distributions to shareholders from:
Net investment income	(0.12)	(0.27)	(0.23)	(0.21)	(0.29)	(0.04)
Net realized gains	—	—	(0.01)	(0.01)	(0.14)	—
Return of Capital	—	—	—	—	(0.02)	—
Total distributions	(0.12)	(0.27)	(0.24)	(0.22)	(0.45)	(0.04)
Net asset value, end of period	$ 10.02	$ 9.55	$ 9.84	$ 9.76	$ 9.74	$10.13
Total return (b)	6.20%	(0.20)%	3.29%	2.37%	0.60%	1.82%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,386	$10,598	$10,807	$12,370	$4,508	$4,484
Ratios to Average Net Assets:
Total expenses (c)	0.27%(d)	0.27%	0.26%	0.33%	0.41%	0.88%(d)
Net expenses (c)	0.03%(d)	0.04%	0.08%	0.06%	0.06%	0.28%(d)
Net investment income (loss)	2.44%(d)	2.78%	2.30%	1.83%	1.95%	2.91%(d)
Portfolio turnover rate (e)	26%(f)	90%	99%	194%	62%(g)	16%(f)(g)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Ratio does not include the expenses of the corresponding Portfolio.
(d)	Annualized.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
(f)	Not annualized.
(g)	Portfolio turnover rate excludes to-be-announced (“TBA”) transactions.
See accompanying notes to financial statements.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/19/14* - 12/31/14
Net asset value, beginning of period	$ 9.55	$ 9.83	$ 9.75	$ 9.74	$ 10.14	$ 10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.12	0.27	0.23	0.20	0.20	0.04
Net realized and unrealized gain (loss)	0.46	(0.28)	0.09	0.03	(0.15)	0.15
Total from investment operations	0.58	(0.01)	0.32	0.23	0.05	0.19
Distributions to shareholders from:
Net investment income	(0.12)	(0.27)	(0.23)	(0.21)	(0.29)	(0.05)
Net realized gains	—	—	(0.01)	(0.01)	(0.14)	—
Return of Capital	—	—	—	—	(0.02)	—
Total distributions	(0.12)	(0.27)	(0.24)	(0.22)	(0.45)	(0.05)
Net asset value, end of period	$ 10.01	$ 9.55	$ 9.83	$ 9.75	$ 9.74	$ 10.14
Total return (b)	6.10%	(0.10)%	3.30%	2.27%	0.54%	1.97%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$149,845	$127,817	$97,318	$76,429	$49,641	$70,950
Ratios to Average Net Assets:
Total expenses (c)	0.27%(d)	0.27%	0.26%	0.33%	0.41%	0.50%(d)
Net expenses (c)	0.03%(d)	0.04%	0.08%	0.06%	0.06%	0.09%(d)
Net investment income (loss)	2.41%(d)	2.83%	2.37%	1.98%	1.88%	1.33%(d)
Portfolio turnover rate (e)	26%(f)	90%	99%	194%	62%(g)	16%(f)(g)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Ratio does not include the expenses of the corresponding Portfolio.
(d)	Annualized.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
(f)	Not annualized.
(g)	Portfolio turnover rate excludes to-be-announced (“TBA”) transactions.
See accompanying notes to financial statements.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class A
	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/17/14* - 12/31/14
Net asset value, beginning of period	$ 8.46	$ 10.67	$ 8.74	$ 8.45	$ 9.17	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.01)	0.36	0.08	0.31	0.15	0.04
Net realized and unrealized gain (loss)	1.15	(1.90)	2.25	0.09	(0.71)	(0.83)
Total from investment operations	1.14	(1.54)	2.33	0.40	(0.56)	(0.79)
Distributions to shareholders from:
Net investment income	—	(0.23)	(0.26)	(0.11)	(0.16)	(0.04)
Net realized gains	—	(0.44)	(0.14)	—	—	—
Total distributions	—	(0.67)	(0.40)	(0.11)	(0.16)	(0.04)
Net asset value, end of period	$ 9.60	$ 8.46	$10.67	$ 8.74	$ 8.45	$ 9.17
Total return (b)	13.48%	(14.38)%	26.68%	4.75%	(6.17)%	(7.88)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,444	$ 3,599	$ 927	$1,564	$ 42	$ 46
Ratios to Average Net Assets:
Total expenses (c)	0.47%(d)	0.57%	0.53%	0.58%	0.70%	1.17%(d)
Net expenses (c)	0.29%(d)	0.42%	0.44%	0.42%	0.32%	0.60%(d)
Net investment income (loss)	(0.29)%(d)	3.59%	0.79%	3.51%	1.64%	1.55%(d)
Portfolio turnover rate (e)	9%(f)	4%	2%	8%	3%	0%(f)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Ratio does not include the expenses of the corresponding Portfolio.
(d)	Annualized.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
(f)	Not annualized.
See accompanying notes to financial statements.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/17/14* - 12/31/14
Net asset value, beginning of period	$ 8.46	$ 10.67	$ 8.74	$ 8.45	$ 9.17	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.00)(b)	0.23	0.21	0.17	0.18	0.05
Net realized and unrealized gain (loss)	1.15	(1.76)	2.14	0.25	(0.72)	(0.83)
Total from investment operations	1.15	(1.53)	2.35	0.42	(0.54)	(0.78)
Distributions to shareholders from:
Net investment income	—	(0.24)	(0.28)	(0.13)	(0.18)	(0.05)
Net realized gains	—	(0.44)	(0.14)	—	—	—
Total distributions	—	(0.68)	(0.42)	(0.13)	(0.18)	(0.05)
Net asset value, end of period	$ 9.61	$ 8.46	$10.67	$ 8.74	$ 8.45	$ 9.17
Total return (c)	13.46%	(14.18)%	27.00%	5.02%	(5.94)%	(7.81)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 680	$ 635	$ 999	$ 501	$ 42	$ 46
Ratios to Average Net Assets:
Total expenses (d)	0.28%(e)	0.43%	0.23%	0.32%	0.45%	0.92%(e)
Net expenses (d)	0.10%(e)	0.30%	0.15%	0.16%	0.06%	0.35%(e)
Net investment income (loss)	(0.10)%(e)	2.27%	2.12%	2.01%	1.89%	1.81%(e)
Portfolio turnover rate (f)	9%(g)	4%	2%	8%	3%	0%(g)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Annualized.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/17/14* - 12/31/14
Net asset value, beginning of period	$ 8.47	$ 10.68	$ 8.74	$ 8.45	$ 9.17	$ 10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.00)(b)	0.26	0.32	0.20	0.24	0.05
Net realized and unrealized gain (loss)	1.16	(1.77)	2.04	0.22	(0.78)	(0.83)
Total from investment operations	1.16	(1.51)	2.36	0.42	(0.54)	(0.78)
Distributions to shareholders from:
Net investment income	—	(0.26)	(0.28)	(0.13)	(0.18)	(0.05)
Net realized gains	—	(0.44)	(0.14)	—	—	—
Total distributions	—	(0.70)	(0.42)	(0.13)	(0.18)	(0.05)
Net asset value, end of period	$ 9.63	$ 8.47	$ 10.68	$ 8.74	$ 8.45	$ 9.17
Total return (c)	13.70%	(14.03)%	27.11%	5.02%	(5.94)%	(7.76)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$320,651	$433,086	$456,567	$222,297	$57,219	$40,800
Ratios to Average Net Assets:
Total expenses (d)	0.19%(e)	0.18%	0.18%	0.23%	0.45%	0.73%(e)
Net expenses (d)	0.02%(e)	0.05%	0.10%	0.07%	0.06%	0.15%(e)
Net investment income (loss)	(0.02)%(e)	2.57%	3.16%	2.28%	2.59%	2.00%(e)
Portfolio turnover rate (f)	9%(g)	4%	2%	8%	3%	0%(g)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Annualized.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class A
	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	For the Period 10/16/15* - 12/31/15
Net asset value, beginning of period	$ 10.47	$11.95	$10.67	$ 9.30	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.02)	0.32	0.53	0.07	0.05
Net realized and unrealized gain (loss)	2.05	(1.45)	1.37	1.41	(0.69)
Total from investment operations	2.03	(1.13)	1.90	1.48	(0.64)
Distributions to shareholders from:
Net investment income	—	(0.15)	(0.25)	(0.11)	(0.06)
Net realized gains	—	(0.20)	(0.37)	(0.00)(b)	—
Total distributions	—	(0.35)	(0.62)	(0.11)	(0.06)
Net asset value, end of period	$ 12.50	$10.47	$11.95	$10.67	$ 9.30
Total return (c)	19.39%	(9.35)%	17.87%	15.67%	(6.27)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$17,785	$9,274	$ 988	$ 114	$ 97
Ratios to Average Net Assets:
Total expenses (d)	0.65%(e)	0.80%	1.10%	2.48%	5.08%(e)
Net expenses (d)	0.31%(e)	0.29%	0.35%	0.30%	0.30%(e)
Net investment income (loss)	(0.31)%(e)	2.65%	4.60%	0.69%	2.55%(e)
Portfolio turnover rate (f)	13%(g)	22%	21%	21%	8%(g)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Annualized.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	For the Period 10/16/15* - 12/31/15
Net asset value, beginning of period	$10.48	$11.95	$10.67	$ 9.30	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.00)(b)	0.20	0.40	0.14	0.06
Net realized and unrealized gain (loss)	2.04	(1.29)	1.53	1.37	(0.70)
Total from investment operations	2.04	(1.09)	1.93	1.51	(0.64)
Distributions to shareholders from:
Net investment income	—	(0.18)	(0.28)	(0.14)	(0.06)
Net realized gains	—	(0.20)	(0.37)	(0.00)(b)	—
Total distributions	—	(0.38)	(0.65)	(0.14)	(0.06)
Net asset value, end of period	$12.52	$10.48	$11.95	$10.67	$ 9.30
Total return (c)	19.47%	(9.07)%	18.16%	15.96%	(6.18)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,528	$5,038	$4,135	$ 297	$ 97
Ratios to Average Net Assets:
Total expenses (d)	0.40%(e)	0.61%	0.90%	2.22%	4.83%(e)
Net expenses (d)	0.07%(e)	0.07%	0.11%	0.05%	0.05%(e)
Net investment income (loss)	(0.07)%(e)	1.58%	3.42%	1.42%	2.80%(e)
Portfolio turnover rate (f)	13%(g)	22%	21%	21%	8%(g)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Annualized.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	For the Period 8/12/15* - 12/31/15
Net asset value, beginning of period	$ 10.48	$ 11.95	$ 10.67	$ 9.30	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.00)(b)	0.29	0.15	0.15	0.06
Net realized and unrealized gain (loss)	2.05	(1.38)	1.78	1.36	(0.70)
Total from investment operations	2.05	(1.09)	1.93	1.51	(0.64)
Distributions to shareholders from:
Net investment income	—	(0.18)	(0.28)	(0.14)	(0.06)
Net realized gains	—	(0.20)	(0.37)	(0.00)(b)	—
Total distributions	—	(0.38)	(0.65)	(0.14)	(0.06)
Net asset value, end of period	$ 12.53	$ 10.48	$ 11.95	$ 10.67	$ 9.30
Total return (c)	19.56%	(9.03)%	18.16%	16.21%	(6.38)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$70,922	$38,195	$18,750	$14,098	$3,930
Ratios to Average Net Assets:
Total expenses (d)	0.38%(e)	0.55%	0.96%	2.21%	4.71%(e)
Net expenses (d)	0.05%(e)	0.04%	0.05%	0.05%	0.05%(e)
Net investment income (loss)	(0.04)%(e)	2.37%	1.29%	1.51%	1.49%(e)
Portfolio turnover rate (f)	13%(g)	22%	21%	21%	8%(g)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Annualized.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements.
13

State Street Aggregate Bond Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2019

% of Net Assets
U.S. Treasury Obligations	38.9%
U.S. Government Agency Obligations	29.0
Corporate Bonds & Notes	25.2
Foreign Government Obligations	3.7
Mortgage-Backed Securities	1.3
Municipal Bonds & Notes	0.5
Asset-Backed Securities	0.4
Short-Term Investments	5.5
Liabilities in Excess of Other Assets	(4.5)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Top Five Sectors as of June 30, 2019

Description	% of Net Assets
Banks	5.6%
Electric	1.6
Pharmaceuticals	1.5
Oil & Gas	1.4
Telecommunications	1.2
TOTAL	11.3%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
14

State Street Global Equity ex-U.S. Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2019

% of Net Assets
Common Stocks	95.7%
Warrants	0.0 *
Rights	0.0 *
Short-Term Investments	5.1
Liabilities in Excess of Other Assets	(0.8)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Top Five Sectors as of June 30, 2019

Description	% of Net Assets
Banks	13.8%
Oil & Gas	6.3
Pharmaceuticals	5.5
Insurance	5.5
Telecommunications	4.4
TOTAL	35.5%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
15

State Street Small/Mid Cap Equity Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2019

% of Net Assets
Common Stocks	98.1%
Rights	0.0 *
Short-Term Investments	9.3
Liabilities in Excess of Other Assets	(7.4)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Top Five Sectors as of June 30, 2019

Description	% of Net Assets
Real Estate Investment Trusts	9.6%
Software	8.8
Commercial Services	6.2
Banks	5.7
Internet	5.0
TOTAL	35.3%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 25.2%
ADVERTISING — 0.1%
Interpublic Group of Cos., Inc.:
3.75%, 10/1/2021	$ 260,000	$ 267,241
4.20%, 4/15/2024 (a)	25,000	26,897
4.65%, 10/1/2028	10,000	10,886
5.40%, 10/1/2048	25,000	27,727
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026	100,000	102,311
WPP Finance 2010 3.63%, 9/7/2022	25,000	25,743
		460,805
AEROSPACE & DEFENSE — 0.5%
Boeing Co.:
2.60%, 10/30/2025	35,000	35,101
2.80%, 3/1/2023	25,000	25,422
3.25%, 3/1/2028 (a)	25,000	25,957
3.38%, 6/15/2046	25,000	23,918
3.50%, 3/1/2039	250,000	251,632
3.55%, 3/1/2038	165,000	166,653
3.65%, 3/1/2047	100,000	100,172
3.83%, 3/1/2059	250,000	253,347
Embraer Netherlands Finance B.V. 5.05%, 6/15/2025	50,000	54,023
General Dynamics Corp.:
2.25%, 11/15/2022	25,000	25,106
2.38%, 11/15/2024	250,000	251,545
3.75%, 5/15/2028	250,000	272,820
Harris Corp.:
3.83%, 4/27/2025	50,000	52,636
4.40%, 6/15/2028	100,000	109,409
L3 Technologies, Inc.:
3.85%, 6/15/2023	70,000	73,079
3.85%, 12/15/2026 (a)	50,000	52,524
4.95%, 2/15/2021	25,000	25,828
Lockheed Martin Corp.:
2.50%, 11/23/2020	300,000	301,092
3.55%, 1/15/2026	100,000	106,339
3.60%, 3/1/2035	50,000	51,833
4.70%, 5/15/2046	110,000	133,387
Northrop Grumman Corp.:
2.55%, 10/15/2022	150,000	150,853
2.93%, 1/15/2025	150,000	152,719
3.25%, 8/1/2023	200,000	206,802
3.25%, 1/15/2028	150,000	154,033
4.03%, 10/15/2047	100,000	106,642
4.75%, 6/1/2043	25,000	28,930
Raytheon Co.:
3.13%, 10/15/2020	25,000	25,274
4.20%, 12/15/2044	25,000	27,698
Rockwell Collins, Inc.:
Security Description	Principal Amount	Value
2.80%, 3/15/2022	$ 200,000	$ 202,092
3.50%, 3/15/2027 (a)	136,000	142,049
4.35%, 4/15/2047	100,000	109,660
United Technologies Corp.:
1.95%, 11/1/2021	150,000	148,781
2.65%, 11/1/2026	50,000	50,139
2.80%, 5/4/2024 (a)	250,000	253,697
3.13%, 5/4/2027	200,000	205,656
3.35%, 8/16/2021	15,000	15,332
3.65%, 8/16/2023	340,000	356,334
3.95%, 8/16/2025	25,000	26,933
4.13%, 11/16/2028	60,000	65,881
4.45%, 11/16/2038	20,000	22,428
4.50%, 6/1/2042	100,000	112,764
4.63%, 11/16/2048	35,000	40,768
6.13%, 7/15/2038	50,000	66,264
		5,063,552
AGRICULTURE — 0.4%
Altria Group, Inc.:
2.85%, 8/9/2022	200,000	202,026
3.49%, 2/14/2022 (a)	15,000	15,404
3.80%, 2/14/2024	40,000	41,723
3.88%, 9/16/2046	100,000	88,835
4.00%, 1/31/2024	25,000	26,294
4.40%, 2/14/2026	225,000	240,766
4.50%, 5/2/2043	25,000	23,906
4.80%, 2/14/2029	40,000	43,132
5.80%, 2/14/2039	285,000	319,445
5.95%, 2/14/2049	75,000	85,279
6.20%, 2/14/2059	15,000	17,192
Archer-Daniels-Midland Co.:
3.38%, 3/15/2022	60,000	62,060
3.75%, 9/15/2047	50,000	51,711
4.02%, 4/16/2043	50,000	53,392
BAT Capital Corp.:
2.76%, 8/15/2022	300,000	300,516
3.22%, 8/15/2024	50,000	50,390
3.56%, 8/15/2027	100,000	99,556
4.39%, 8/15/2037	285,000	270,793
4.54%, 8/15/2047	105,000	97,631
Bunge, Ltd. Finance Corp.:
3.75%, 9/25/2027	30,000	29,772
4.35%, 3/15/2024	100,000	104,683
Philip Morris International, Inc.:
2.13%, 5/10/2023 (a)	75,000	74,171
2.50%, 11/2/2022	500,000	501,990
2.63%, 2/18/2022	25,000	25,194
2.75%, 2/25/2026	125,000	125,325
3.13%, 3/2/2028	200,000	203,198
4.13%, 3/4/2043	25,000	25,528
4.25%, 11/10/2044 (a)	250,000	261,505
4.50%, 3/20/2042	50,000	53,506
Reynolds American, Inc.:
4.00%, 6/12/2022	50,000	51,866
5.70%, 8/15/2035	25,000	27,490

See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.85%, 8/15/2045	$ 175,000	$ 188,282
		3,762,561
AIRLINES — 0.1%
American Airlines 2014-1 Pass Through Trust Series A, Class A, 3.70%, 4/1/2028	18,798	19,427
American Airlines 2017-2 Pass Through Trust Series AA, Class AA, 3.35%, 4/15/2031	94,588	95,235
Delta Air Lines, Inc.:
2.60%, 12/4/2020	250,000	249,658
3.63%, 3/15/2022	100,000	101,635
United Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.10%, 1/7/2030	46,042	46,249
United Airlines 2018-1 Pass Through Trust Series AA, Class AA, 3.50%, 9/1/2031	112,998	115,556
United Airlines 2019-1 Pass Through Trust Series AA, Class AA, 4.15%, 2/25/2033	80,000	85,427
		713,187
APPAREL — 0.0% (b)
NIKE, Inc.:
2.38%, 11/1/2026	50,000	50,079
3.88%, 11/1/2045	30,000	32,290
Ralph Lauren Corp. 3.75%, 9/15/2025	25,000	26,436
		108,805
AUTO MANUFACTURERS — 0.6%
American Honda Finance Corp.:
Series MTN, 1.95%, 7/20/2020	25,000	24,927
Series MTN, 2.45%, 9/24/2020	75,000	75,185
Series MTN, 2.90%, 2/16/2024 (a)	50,000	50,987
Series MTN, 3.63%, 10/10/2023 (a)	300,000	315,255
Ford Motor Co.:
4.35%, 12/8/2026 (a)	100,000	100,875
4.75%, 1/15/2043	50,000	43,459
5.29%, 12/8/2046	100,000	92,993
Ford Motor Credit Co. LLC:
2.34%, 11/2/2020	250,000	247,965
2.98%, 8/3/2022	200,000	197,982
3.10%, 5/4/2023	100,000	98,312
3.34%, 3/18/2021	150,000	150,619
3.82%, 11/2/2027 (a)	250,000	239,192
Security Description	Principal Amount	Value
5.58%, 3/18/2024	$ 500,000	$ 535,710
5.60%, 1/7/2022 (a)	600,000	635,058
Series GMTN, 4.39%, 1/8/2026	100,000	100,310
General Motors Co.:
5.15%, 4/1/2038	200,000	197,948
5.20%, 4/1/2045	200,000	191,432
6.60%, 4/1/2036	100,000	110,492
6.75%, 4/1/2046	25,000	27,880
General Motors Financial Co., Inc.:
3.15%, 6/30/2022	250,000	251,605
3.20%, 7/13/2020	25,000	25,081
3.20%, 7/6/2021	100,000	100,731
3.45%, 1/14/2022	50,000	50,732
3.55%, 7/8/2022	50,000	50,874
3.70%, 5/9/2023	100,000	101,504
3.95%, 4/13/2024	150,000	153,420
4.00%, 1/15/2025	35,000	35,522
4.15%, 6/19/2023	200,000	206,116
4.20%, 11/6/2021	250,000	257,382
4.35%, 1/17/2027 (a)	185,000	188,580
5.10%, 1/17/2024	500,000	534,615
5.25%, 3/1/2026	100,000	107,371
PACCAR Financial Corp.:
Series MTN, 2.30%, 8/10/2022	50,000	50,118
Series MTN, 2.65%, 5/10/2022	50,000	50,604
Series MTN, 3.10%, 5/10/2021	40,000	40,634
Toyota Motor Credit Corp.:
Series GMTN, 1.90%, 4/8/2021	275,000	273,795
Series GMTN, 2.80%, 7/13/2022	25,000	25,482
Series GMTN, 3.05%, 1/11/2028 (a)	50,000	51,587
Series GMTN, 3.45%, 9/20/2023	100,000	104,682
Series MTN, 2.15%, 9/8/2022 (a)	50,000	49,982
Series MTN, 2.60%, 1/11/2022	200,000	202,078
Series MTN, 2.90%, 4/17/2024	50,000	51,271
Series MTN, 2.95%, 4/13/2021	50,000	50,675
Series MTN, 3.40%, 4/14/2025	100,000	105,496
		6,556,518
AUTO PARTS & EQUIPMENT — 0.0% (b)
Aptiv PLC:
4.25%, 1/15/2026	25,000	26,255
4.40%, 10/1/2046	30,000	28,040

See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Aptiv PLC 4.35%, 3/15/2029	$ 45,000	$ 47,323
Lear Corp.:
4.25%, 5/15/2029	25,000	25,220
5.25%, 1/15/2025	20,000	20,697
5.25%, 5/15/2049	30,000	29,643
		177,178
BANKS — 5.6%
Australia & New Zealand Banking Group, Ltd.:
2.63%, 5/19/2022	250,000	252,185
Series MTN, 2.30%, 6/1/2021	100,000	100,039
Banco Bilbao Vizcaya Argentaria SA 3.00%, 10/20/2020	25,000	25,174
Banco Santander SA:
3.13%, 2/23/2023	200,000	202,968
4.38%, 4/12/2028 (a)	200,000	212,444
Bank of America Corp.:
6.11%, 1/29/2037	75,000	95,580
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (c)	250,000	259,082
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (c)	96,000	97,673
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (c)	250,000	257,530
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (a) (c)	234,000	236,712
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (c)	360,000	370,346
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (a) (c)	100,000	105,805
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (c)	200,000	217,764
Series GMTN, 2.63%, 4/19/2021	600,000	603,594
Series GMTN, 3.50%, 4/19/2026	130,000	135,840
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (c)	250,000	260,185
Series L, 3.95%, 4/21/2025	50,000	52,438
Series MTN, 2.50%, 10/21/2022	50,000	50,121
Series MTN, 4.00%, 4/1/2024	50,000	53,343
Series MTN, 4.13%, 1/22/2024	25,000	26,721
Series MTN, 4.20%, 8/26/2024	50,000	53,146
Series MTN, 4.88%, 4/1/2044	50,000	59,789
Security Description	Principal Amount	Value
Series MTN, 5.00%, 1/21/2044	$ 100,000	$ 121,565
Series MTN, 3 Month USD LIBOR + 0.63%, 3.50%, 5/17/2022 (a) (c)	200,000	203,890
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (c)	500,000	525,075
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (c)	500,000	518,850
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (c)	250,000	255,895
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023 (a) (c)	200,000	203,248
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (c)	150,000	160,600
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (c)	500,000	545,625
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (c)	150,000	169,789
Bank of America NA 3 Month USD LIBOR + 0.65%, 3.34%, 1/25/2023 (c)	270,000	277,042
Bank of Montreal:
Series D, 3.10%, 4/13/2021	60,000	60,926
Series MTN, 1.90%, 8/27/2021 (a)	300,000	297,912
Series MTN, 2.50%, 6/28/2024	65,000	65,060
Series MTN, 2.55%, 11/6/2022 (a)	30,000	30,282
Series MTN, 2.90%, 3/26/2022 (a)	100,000	101,544
Series MTN, 3.10%, 7/13/2020 (a)	50,000	50,427
Bank of New York Mellon Corp.:
Series G, 3.00%, 2/24/2025 (a)	100,000	102,781
Series MTN, 2.05%, 5/3/2021 (a)	50,000	49,909
Series MTN, 2.20%, 8/16/2023	200,000	199,122
Series MTN, 2.60%, 2/7/2022	125,000	126,254
Series MTN, 3.25%, 5/16/2027	100,000	103,691
Series MTN, 3.30%, 8/23/2029	250,000	259,070
Bank of Nova Scotia:
2.35%, 10/21/2020	100,000	100,164
2.70%, 3/7/2022	100,000	101,373

See accompanying notes to financial statements.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 2.65%, 4.65%, 10/12/2022 (c)	$ 250,000	$ 238,832
Series BKNT, 2.45%, 3/22/2021	200,000	200,868
Series BKNT, 2.50%, 1/8/2021	250,000	251,065
Barclays Bank PLC:
2.65%, 1/11/2021	200,000	200,346
5.14%, 10/14/2020	100,000	102,834
Barclays PLC:
3.20%, 8/10/2021	200,000	201,520
3.68%, 1/10/2023	200,000	202,744
4.38%, 1/12/2026	50,000	51,907
5.25%, 8/17/2045	25,000	27,165
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (c)	250,000	258,200
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (c)	200,000	213,026
BB&T Corp.:
Series MTN, 2.15%, 2/1/2021	275,000	274,510
Series MTN, 3.05%, 6/20/2022	150,000	153,240
Series MTN, 3.75%, 12/6/2023	50,000	52,929
Series MTN, 3.88%, 3/19/2029	100,000	106,824
BNP Paribas SA:
Series BKNT, 5.00%, 1/15/2021	100,000	104,023
Series MTN, 4.25%, 10/15/2024	250,000	262,767
BPCE SA 4.00%, 4/15/2024	250,000	266,110
Branch Banking & Trust Co. Series BKNT, 3.63%, 9/16/2025	25,000	26,282
Canadian Imperial Bank of Commerce:
2.55%, 6/16/2022	50,000	50,530
2.70%, 2/2/2021	85,000	85,614
3.10%, 4/2/2024 (a)	100,000	102,188
Capital One Financial Corp.:
3.20%, 1/30/2023	250,000	256,280
3.30%, 10/30/2024	100,000	102,559
3.75%, 7/28/2026 (a)	125,000	127,235
3.80%, 1/31/2028	250,000	258,267
Capital One NA Series BKNT, 2.95%, 7/23/2021	75,000	75,782
Citibank NA:
Series BKNT, 2.13%, 10/20/2020	275,000	274,425
Series BKNT, 3.65%, 1/23/2024	250,000	262,992
Security Description	Principal Amount	Value
Citigroup, Inc.:
2.35%, 8/2/2021 (a)	$ 50,000	$ 49,966
2.70%, 3/30/2021	175,000	175,873
2.70%, 10/27/2022	250,000	251,900
2.75%, 4/25/2022	300,000	302,802
2.90%, 12/8/2021	250,000	252,817
3.20%, 10/21/2026	300,000	306,162
3.75%, 6/16/2024	25,000	26,364
4.13%, 7/25/2028	70,000	74,076
4.30%, 11/20/2026	50,000	52,814
4.40%, 6/10/2025	250,000	267,057
4.45%, 9/29/2027	150,000	161,617
4.65%, 7/30/2045	25,000	28,732
5.30%, 5/6/2044	50,000	59,969
6.68%, 9/13/2043	175,000	244,741
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (c)	100,000	101,212
3 Month USD LIBOR + 1.02%, 4.04%, 6/1/2024 (a) (c)	500,000	528,145
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (a) (c)	250,000	268,585
3 Month USD LIBOR + 1.34%, 3.98%, 3/20/2030 (c)	250,000	267,182
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (c)	100,000	104,318
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (c)	250,000	264,145
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (a) (c)	150,000	167,257
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (c)	250,000	258,000
Citizens Bank NA/Providence RI Series BKNT, 2.25%, 10/30/2020	250,000	249,482
Comerica, Inc.:
3.70%, 7/31/2023 (a)	50,000	52,326
4.00%, 2/1/2029 (a)	50,000	53,719
Commonwealth Bank of Australia Series BKNT, 2.55%, 3/15/2021 (a)	100,000	100,475
Cooperatieve Rabobank UA:
2.75%, 1/10/2023	250,000	253,147
3.88%, 2/8/2022	50,000	52,011
4.38%, 8/4/2025	250,000	266,115
4.50%, 1/11/2021	50,000	51,659
5.75%, 12/1/2043	50,000	63,840
Series GMTN, 2.50%, 1/19/2021	300,000	301,041

See accompanying notes to financial statements.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Credit Suisse AG Series MTN, 3.63%, 9/9/2024 (a)	$ 500,000	$ 526,575
Credit Suisse Group Funding Guernsey, Ltd.:
3.13%, 12/10/2020	450,000	453,627
3.80%, 6/9/2023	150,000	156,016
Deutsche Bank AG:
2.70%, 7/13/2020	275,000	273,614
2.95%, 8/20/2020	50,000	49,696
3.30%, 11/16/2022	250,000	246,375
3.70%, 5/30/2024	50,000	49,121
4.25%, 10/14/2021	200,000	202,672
Discover Bank:
Series BKNT, 3.35%, 2/6/2023 (a)	250,000	255,927
Series BKNT, 3.45%, 7/27/2026	25,000	25,360
Fifth Third Bancorp 3.95%, 3/14/2028	100,000	107,767
Fifth Third Bank:
Series BKNT, 2.25%, 6/14/2021	50,000	49,965
Series BKNT, 3.35%, 7/26/2021	200,000	204,082
Series BKNT, 3.85%, 3/15/2026	225,000	237,402
Goldman Sachs Group, Inc.:
2.35%, 11/15/2021	175,000	174,655
2.60%, 12/27/2020	250,000	250,237
2.63%, 4/25/2021	150,000	150,538
2.75%, 9/15/2020	250,000	251,030
2.88%, 2/25/2021	25,000	25,179
3.00%, 4/26/2022	250,000	252,262
3.50%, 1/23/2025	50,000	51,757
3.50%, 11/16/2026	250,000	255,927
3.63%, 1/22/2023	25,000	25,927
3.63%, 2/20/2024 (a)	560,000	584,086
3.75%, 2/25/2026	50,000	52,215
4.00%, 3/3/2024	50,000	53,029
4.75%, 10/21/2045	50,000	57,457
5.15%, 5/22/2045	250,000	285,620
5.95%, 1/15/2027	50,000	58,520
6.25%, 2/1/2041	200,000	267,362
6.75%, 10/1/2037	150,000	196,303
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (c)	250,000	252,462
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (c)	200,000	205,918
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (c)	350,000	377,478
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (c)	250,000	258,075
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.82%, 2.88%, 10/31/2022 (c)	$ 275,000	$ 277,148
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (c)	325,000	331,864
Series MTN, 4.80%, 7/8/2044	50,000	57,508
HSBC Holdings PLC:
2.95%, 5/25/2021	250,000	251,990
3.40%, 3/8/2021	275,000	279,323
3.60%, 5/25/2023	250,000	260,052
4.30%, 3/8/2026	250,000	267,652
5.10%, 4/5/2021	50,000	52,240
5.25%, 3/14/2044 (a)	450,000	524,034
6.50%, 9/15/2037	200,000	260,728
3 Month USD LIBOR + 0.99%, 3.95%, 5/18/2024 (c)	250,000	261,197
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (c)	500,000	520,515
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (c)	200,000	212,866
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (c)	250,000	273,002
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (c)	250,000	262,262
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (c)	250,000	253,212
Huntington Bancshares, Inc.:
2.30%, 1/14/2022	25,000	24,974
4.00%, 5/15/2025	100,000	106,525
Huntington National Bank Series BKNT, 3.55%, 10/6/2023	250,000	261,712
Industrial & Commercial Bank of China, Ltd. 2.45%, 10/20/2021	250,000	248,940
ING Groep NV:
3.55%, 4/9/2024 (a)	200,000	206,676
4.55%, 10/2/2028	200,000	220,176
Intesa Sanpaolo SpA 5.25%, 1/12/2024	50,000	53,169
JPMorgan Chase & Co.:
2.40%, 6/7/2021	550,000	550,742
2.55%, 3/1/2021	250,000	250,545
2.70%, 5/18/2023	125,000	126,294
2.95%, 10/1/2026	350,000	354,928
2.97%, 1/15/2023	50,000	50,704
3.38%, 5/1/2023	75,000	77,093
3.88%, 2/1/2024 (a)	50,000	53,084
4.13%, 12/15/2026	50,000	53,548
4.25%, 10/1/2027	80,000	86,543

See accompanying notes to financial statements.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.85%, 2/1/2044	$ 50,000	$ 59,693
4.95%, 6/1/2045	50,000	59,164
5.40%, 1/6/2042	50,000	63,472
5.50%, 10/15/2040	150,000	191,161
3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (c)	155,000	158,108
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (c)	75,000	77,742
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (c)	200,000	209,486
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (c)	338,000	341,241
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (c)	185,000	191,797
3 Month USD LIBOR + 1.00%, 4.02%, 12/5/2024 (c)	500,000	530,995
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (c)	100,000	102,711
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (c)	125,000	131,809
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (c)	450,000	472,504
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (c)	200,000	218,454
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (c)	250,000	277,962
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (c)	250,000	264,767
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (c)	200,000	209,340
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (c)	200,000	208,138
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (c)	100,000	105,707
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (c)	50,000	53,388
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (c)	100,000	110,439
KeyBank NA:
Series BKNT, 2.30%, 9/14/2022	250,000	250,275
Security Description	Principal Amount	Value
Series MTN, 3.40%, 5/20/2026	$ 25,000	$ 25,725
KeyCorp.:
Series MTN, 2.90%, 9/15/2020	100,000	100,596
Series MTN, 4.15%, 10/29/2025	65,000	70,414
Landwirtschaftliche Rentenbank:
2.00%, 1/13/2025	25,000	25,150
2.25%, 10/1/2021	50,000	50,487
Series GMTN, 1.75%, 7/27/2026 (a)	50,000	49,240
Lloyds Banking Group PLC:
3.00%, 1/11/2022	200,000	201,902
3.75%, 1/11/2027	100,000	101,784
4.05%, 8/16/2023	300,000	312,927
4.34%, 1/9/2048 (a)	200,000	194,850
4.65%, 3/24/2026	100,000	104,292
3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (c)	200,000	199,732
Manufacturers & Traders Trust Co. Series BKNT, 2.63%, 1/25/2021	250,000	251,277
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 9/13/2021	50,000	49,746
2.67%, 7/25/2022	300,000	301,797
2.76%, 9/13/2026	25,000	24,942
3.00%, 2/22/2022 (a)	50,000	50,711
3.29%, 7/25/2027 (a)	50,000	51,665
3.41%, 3/7/2024	250,000	259,137
3.46%, 3/2/2023	50,000	51,605
3.54%, 7/26/2021	30,000	30,668
3.68%, 2/22/2027	50,000	52,929
3.74%, 3/7/2029	250,000	268,107
3.76%, 7/26/2023	100,000	104,624
3.78%, 3/2/2025	50,000	52,870
3.85%, 3/1/2026	25,000	26,613
3.96%, 3/2/2028 (a)	50,000	54,255
4.05%, 9/11/2028	100,000	109,726
4.29%, 7/26/2038	35,000	38,941
Mizuho Financial Group, Inc.:
2.95%, 2/28/2022	200,000	202,412
4.02%, 3/5/2028	200,000	218,038
Morgan Stanley:
2.75%, 5/19/2022	450,000	454,698
3.63%, 1/20/2027	100,000	104,754
3.95%, 4/23/2027	25,000	26,150
4.30%, 1/27/2045	50,000	54,733
4.38%, 1/22/2047	100,000	111,265
6.38%, 7/24/2042	65,000	90,581
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (c)	250,000	260,665

See accompanying notes to financial statements.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (c)	$ 100,000	$ 103,807
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (c)	100,000	104,188
Series GMTN, 2.50%, 4/21/2021	225,000	225,412
Series GMTN, 3.13%, 1/23/2023	300,000	306,756
Series GMTN, 3.75%, 2/25/2023	50,000	52,213
Series GMTN, 3.88%, 1/27/2026	125,000	132,992
Series GMTN, 4.00%, 7/23/2025	500,000	535,910
Series GMTN, 4.35%, 9/8/2026	50,000	53,607
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (c)	250,000	263,412
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (c)	250,000	276,470
Series MTN, 2.63%, 11/17/2021	250,000	251,500
Series MTN, 3.13%, 7/27/2026	225,000	228,991
National Australia Bank, Ltd.:
2.88%, 4/12/2023	250,000	254,150
Series BKNT, 1.88%, 7/12/2021	250,000	247,990
Series BKNT, 2.50%, 7/12/2026	50,000	49,324
Northern Trust Corp.:
3.65%, 8/3/2028	100,000	107,864
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (c)	63,000	63,805
PNC Bank NA:
Series BKNT, 2.15%, 4/29/2021	250,000	249,552
Series BKNT, 2.63%, 2/17/2022	250,000	252,152
Series BKNT, 3.25%, 1/22/2028	250,000	260,285
PNC Financial Services Group, Inc.:
3.15%, 5/19/2027	100,000	103,061
3.30%, 3/8/2022	50,000	51,457
3.45%, 4/23/2029	100,000	105,154
3.50%, 1/23/2024 (a)	50,000	52,625
3.90%, 4/29/2024	50,000	52,725
Regions Bank Series BKNT, 2.75%, 4/1/2021	250,000	251,327
Security Description	Principal Amount	Value
Regions Financial Corp. 3.20%, 2/8/2021	$ 25,000	$ 25,276
Royal Bank of Canada:
2.30%, 3/22/2021	125,000	125,555
Series GMTN, 2.50%, 1/19/2021	100,000	100,475
Series GMTN, 3.20%, 4/30/2021	575,000	585,419
Series GMTN, 3.70%, 10/5/2023	500,000	526,565
Series GMTN, 4.65%, 1/27/2026 (a)	100,000	109,375
Royal Bank of Scotland Group PLC:
3.88%, 9/12/2023	75,000	76,994
5.13%, 5/28/2024	100,000	105,504
6.00%, 12/19/2023	95,000	103,522
6.10%, 6/10/2023	45,000	48,847
6.13%, 12/15/2022	105,000	113,222
3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (c)	250,000	252,565
3 Month USD LIBOR + 1.55%, 4.52%, 6/25/2024 (c)	250,000	260,410
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (c)	200,000	207,134
Santander Holdings USA, Inc.:
3.40%, 1/18/2023	50,000	50,768
3.70%, 3/28/2022	60,000	61,380
4.40%, 7/13/2027	50,000	52,224
4.45%, 12/3/2021	30,000	31,166
4.50%, 7/17/2025	50,000	53,158
Series FXD, 3.50%, 6/7/2024	70,000	71,165
Santander UK Group Holdings PLC:
2.88%, 10/16/2020	100,000	100,268
3.57%, 1/10/2023	250,000	254,402
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (a) (c)	200,000	202,158
Skandinaviska Enskilda Banken AB 1.88%, 9/13/2021	50,000	49,438
Sumitomo Mitsui Financial Group, Inc.:
2.44%, 10/19/2021	70,000	70,112
2.78%, 7/12/2022	350,000	353,689
2.78%, 10/18/2022	100,000	100,942
2.85%, 1/11/2022	250,000	252,510
2.93%, 3/9/2021	100,000	100,932
3.01%, 10/19/2026	50,000	50,691
3.10%, 1/17/2023	200,000	204,370
3.36%, 7/12/2027	50,000	52,057
3.75%, 7/19/2023	50,000	52,397
3.78%, 3/9/2026	30,000	31,931

See accompanying notes to financial statements.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.94%, 7/19/2028	$ 50,000	$ 54,293
4.31%, 10/16/2028 (a)	100,000	111,767
SunTrust Bank:
Series BKNT, 2.45%, 8/1/2022	50,000	50,140
Series BKNT, 2.80%, 5/17/2022	100,000	101,263
Series BKNT, 3.00%, 2/2/2023 (a)	100,000	101,934
Series BKNT, 4.05%, 11/3/2025 (a)	40,000	43,162
SunTrust Banks, Inc.:
2.70%, 1/27/2022	50,000	50,325
4.00%, 5/1/2025	100,000	107,097
Svenska Handelsbanken AB:
1.95%, 9/8/2020	168,000	167,407
Series GMTN, 2.40%, 10/1/2020	75,000	75,191
Synchrony Bank Series BKNT, 3.00%, 6/15/2022	250,000	251,892
Synovus Financial Corp. 3.13%, 11/1/2022	15,000	15,061
Toronto-Dominion Bank:
Series GMTN, 2.50%, 12/14/2020	50,000	50,227
Series GMTN, 2.55%, 1/25/2021	100,000	100,543
Series GMTN, 3.15%, 9/17/2020	350,000	354,095
Series GMTN, 3.50%, 7/19/2023	50,000	52,442
Series MTN, 3.25%, 6/11/2021	100,000	101,991
US Bancorp:
Series MTN, 2.35%, 1/29/2021	100,000	100,290
Series MTN, 3.10%, 4/27/2026	50,000	51,028
Series MTN, 3.60%, 9/11/2024	25,000	26,318
Series V, 2.63%, 1/24/2022	300,000	303,216
US Bank NA:
Series BKNT, 3.15%, 4/26/2021	350,000	356,016
Series BKNT, 3.40%, 7/24/2023	250,000	261,020
Wells Fargo & Co.:
2.10%, 7/26/2021	300,000	298,236
2.50%, 3/4/2021	50,000	50,103
3.00%, 4/22/2026	250,000	252,842
3.00%, 10/23/2026	250,000	252,585
3.07%, 1/24/2023 (a)	250,000	254,007
4.13%, 8/15/2023	25,000	26,368
4.48%, 1/16/2024	25,000	26,803
5.38%, 11/2/2043	150,000	181,993
5.61%, 1/15/2044	325,000	405,486
Security Description	Principal Amount	Value
Series GMTN, 4.30%, 7/22/2027	$ 50,000	$ 54,000
Series GMTN, 4.90%, 11/17/2045	150,000	173,664
Series MTN, 2.63%, 7/22/2022	365,000	367,654
Series MTN, 3.00%, 1/22/2021	50,000	50,464
Series MTN, 3.30%, 9/9/2024 (a)	150,000	155,097
Series MTN, 3.55%, 9/29/2025	50,000	52,218
Series MTN, 3.75%, 1/24/2024	250,000	262,827
Series MTN, 4.15%, 1/24/2029 (a)	250,000	272,035
Series MTN, 4.75%, 12/7/2046	450,000	512,343
Series MTN, 3 Month USD LIBOR + 1.17%, 3.20%, 6/17/2027 (a) (c)	110,000	112,433
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (c)	350,000	365,235
Wells Fargo Bank NA Series BKNT, 2.60%, 1/15/2021	250,000	251,030
Wells Fargo Capital X 5.95%, 12/1/2086	25,000	29,768
Westpac Banking Corp.:
2.65%, 1/25/2021	100,000	100,606
2.80%, 1/11/2022	100,000	101,245
2.85%, 5/13/2026	50,000	50,483
3.35%, 3/8/2027	150,000	156,267
3.40%, 1/25/2028	100,000	104,981
3.65%, 5/15/2023	100,000	104,466
		59,216,336
BEVERAGES — 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	125,000	137,229
4.90%, 2/1/2046	475,000	528,566
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	50,000	47,641
4.00%, 4/13/2028	80,000	86,242
4.15%, 1/23/2025 (a)	410,000	444,284
4.38%, 4/15/2038 (a)	215,000	227,332
4.60%, 4/15/2048	35,000	37,492
4.75%, 1/23/2029	605,000	686,022
4.75%, 4/15/2058	125,000	133,420
4.90%, 1/23/2031	65,000	75,291
4.95%, 1/15/2042	250,000	277,762
5.45%, 1/23/2039	415,000	492,966
5.55%, 1/23/2049	65,000	79,474

See accompanying notes to financial statements.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.80%, 1/23/2059	$ 45,000	$ 56,397
Brown-Forman Corp.:
3.50%, 4/15/2025	50,000	52,755
4.00%, 4/15/2038	50,000	54,006
Coca-Cola Co.:
1.55%, 9/1/2021	200,000	197,978
2.20%, 5/25/2022	200,000	200,970
2.25%, 9/1/2026	25,000	24,811
2.88%, 10/27/2025	25,000	25,861
3.20%, 11/1/2023	25,000	26,154
Constellation Brands, Inc.:
2.25%, 11/6/2020	250,000	249,440
2.70%, 5/9/2022	50,000	50,347
3.75%, 5/1/2021	5,000	5,116
4.25%, 5/1/2023	25,000	26,567
4.50%, 5/9/2047	50,000	52,251
4.65%, 11/15/2028 (a)	30,000	33,502
Diageo Capital PLC:
2.63%, 4/29/2023	75,000	75,994
3.88%, 5/18/2028	200,000	218,362
Diageo Investment Corp. 4.25%, 5/11/2042	25,000	28,010
Keurig Dr Pepper, Inc.:
3.13%, 12/15/2023	50,000	50,698
3.55%, 5/25/2021	200,000	203,986
4.06%, 5/25/2023	50,000	52,510
4.42%, 5/25/2025	200,000	214,716
5.09%, 5/25/2048 (a)	25,000	27,876
Molson Coors Brewing Co.:
2.10%, 7/15/2021	250,000	248,127
3.00%, 7/15/2026	50,000	49,390
4.20%, 7/15/2046	30,000	28,853
PepsiCo, Inc.:
1.70%, 10/6/2021	150,000	148,822
2.00%, 4/15/2021	250,000	249,637
2.15%, 10/14/2020	50,000	50,048
2.25%, 5/2/2022	300,000	301,575
2.85%, 2/24/2026	85,000	87,283
3.45%, 10/6/2046	150,000	154,177
3.60%, 3/1/2024	25,000	26,523
4.45%, 4/14/2046 (a)	75,000	89,576
4.60%, 7/17/2045	25,000	30,048
		6,646,087
BIOTECHNOLOGY — 0.4%
Amgen, Inc.:
1.85%, 8/19/2021	200,000	197,892
2.65%, 5/11/2022	150,000	151,116
3.20%, 11/2/2027 (a)	250,000	256,107
3.63%, 5/22/2024	100,000	104,943
4.40%, 5/1/2045	50,000	53,098
4.56%, 6/15/2048	200,000	216,828
4.66%, 6/15/2051 (a)	225,000	245,837
6.38%, 6/1/2037	50,000	63,835
Baxalta, Inc. 4.00%, 6/23/2025	8,000	8,516
Security Description	Principal Amount	Value
Biogen, Inc.:
2.90%, 9/15/2020	$ 25,000	$ 25,124
4.05%, 9/15/2025	50,000	53,619
5.20%, 9/15/2045	275,000	308,093
Celgene Corp.:
2.88%, 8/15/2020	225,000	226,235
2.88%, 2/19/2021	25,000	25,203
3.25%, 2/20/2023 (a)	50,000	51,379
3.63%, 5/15/2024	25,000	26,152
3.88%, 8/15/2025	25,000	26,730
3.90%, 2/20/2028	100,000	107,451
4.35%, 11/15/2047	225,000	248,371
4.55%, 2/20/2048	100,000	114,103
4.63%, 5/15/2044	50,000	56,877
Gilead Sciences, Inc.:
1.95%, 3/1/2022	5,000	4,964
2.55%, 9/1/2020	250,000	250,652
2.95%, 3/1/2027 (a)	25,000	25,426
3.25%, 9/1/2022	250,000	257,085
3.65%, 3/1/2026	85,000	89,839
4.15%, 3/1/2047	120,000	125,969
4.40%, 12/1/2021	25,000	26,145
4.50%, 2/1/2045	25,000	27,380
4.60%, 9/1/2035	100,000	112,228
4.75%, 3/1/2046	175,000	199,083
4.80%, 4/1/2044	25,000	28,376
		3,714,656
BUILDING MATERIALS — 0.1%
Fortune Brands Home & Security, Inc. 4.00%, 9/21/2023	50,000	52,652
Johnson Controls International PLC:
4.50%, 2/15/2047	320,000	325,120
3.63%, 7/2/2024 (a) (d)	23,000	23,878
Martin Marietta Materials, Inc. 4.25%, 12/15/2047	100,000	93,364
Masco Corp.:
3.50%, 4/1/2021	30,000	30,460
4.38%, 4/1/2026	170,000	178,735
Owens Corning 4.30%, 7/15/2047	100,000	84,976
Vulcan Materials Co. 4.70%, 3/1/2048	100,000	99,489
		888,674
CHEMICALS — 0.4%
Cabot Corp. 4.00%, 7/1/2029	25,000	25,355
Celanese US Holdings LLC:
3.50%, 5/8/2024	30,000	30,814
4.63%, 11/15/2022	10,000	10,595
5.88%, 6/15/2021	10,000	10,598
Dow Chemical Co.:
3.00%, 11/15/2022 (a)	275,000	278,987

See accompanying notes to financial statements.
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.63%, 5/15/2026 (e)	$ 100,000	$ 103,700
4.25%, 10/1/2034	50,000	52,262
4.38%, 11/15/2042	50,000	50,796
4.80%, 11/30/2028 (a) (e)	100,000	112,429
4.80%, 5/15/2049 (e)	65,000	70,028
DowDuPont, Inc.:
4.21%, 11/15/2023	150,000	160,621
4.49%, 11/15/2025	100,000	110,677
4.73%, 11/15/2028 (a)	150,000	169,398
5.42%, 11/15/2048	110,000	133,795
Eastman Chemical Co.:
3.50%, 12/1/2021	45,000	46,038
3.80%, 3/15/2025	25,000	26,139
4.50%, 12/1/2028 (a)	100,000	108,161
Ecolab, Inc. 4.35%, 12/8/2021	20,000	20,993
Huntsman International LLC 4.50%, 5/1/2029 (a)	20,000	20,604
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028 (a)	45,000	48,893
LYB International Finance B.V. 4.88%, 3/15/2044	25,000	26,622
LYB International Finance II B.V. 3.50%, 3/2/2027 (a)	250,000	254,387
LyondellBasell Industries NV:
4.63%, 2/26/2055	25,000	25,156
5.75%, 4/15/2024	100,000	112,345
Mosaic Co.:
3.25%, 11/15/2022	250,000	255,010
4.05%, 11/15/2027 (a)	250,000	257,570
5.63%, 11/15/2043	25,000	27,525
Nutrien, Ltd.:
3.00%, 4/1/2025	50,000	50,304
4.00%, 12/15/2026	50,000	52,263
4.13%, 3/15/2035	25,000	24,718
4.20%, 4/1/2029	85,000	91,893
5.00%, 4/1/2049	150,000	169,866
Praxair, Inc.:
3.20%, 1/30/2026	275,000	288,304
3.55%, 11/7/2042	25,000	25,506
RPM International, Inc.:
3.75%, 3/15/2027 (a)	50,000	50,681
4.25%, 1/15/2048	200,000	183,894
5.25%, 6/1/2045	25,000	26,263
SASOL Financing USA LLC 5.88%, 3/27/2024	250,000	270,507
Sherwin-Williams Co.:
2.75%, 6/1/2022	200,000	202,024
3.45%, 6/1/2027 (a)	30,000	30,803
4.50%, 6/1/2047	150,000	159,976
Westlake Chemical Corp.:
4.38%, 11/15/2047 (a)	150,000	141,678
5.00%, 8/15/2046	100,000	102,768
		4,420,946
Security Description	Principal Amount	Value
COMMERCIAL SERVICES — 0.2%
Automatic Data Processing, Inc. 2.25%, 9/15/2020	$ 20,000	$ 20,008
Ecolab, Inc.:
2.38%, 8/10/2022	150,000	150,465
2.70%, 11/1/2026	150,000	151,296
Equifax, Inc. 3.95%, 6/15/2023	40,000	41,680
George Washington University Series 2018, 4.13%, 9/15/2048	100,000	112,142
Massachusetts Institute of Technology 3.96%, 7/1/2038	50,000	54,498
Moody's Corp.:
2.63%, 1/15/2023 (a)	250,000	251,190
2.75%, 12/15/2021	200,000	201,696
Northwestern University Series 2017, 3.66%, 12/1/2057	150,000	160,957
President and Fellows of Harvard College 3.15%, 7/15/2046	225,000	223,551
RELX Capital, Inc.:
3.50%, 3/16/2023	30,000	30,977
4.00%, 3/18/2029	100,000	105,963
S&P Global, Inc.:
3.30%, 8/14/2020	50,000	50,484
4.50%, 5/15/2048	50,000	57,498
Total System Services, Inc. 4.45%, 6/1/2028 (a)	100,000	107,182
University of Southern California 3.03%, 10/1/2039	25,000	24,457
Verisk Analytics, Inc. 4.13%, 3/15/2029	50,000	53,665
		1,797,709
COMPUTERS — 0.7%
Apple, Inc.:
1.55%, 8/4/2021	50,000	49,531
2.00%, 11/13/2020	300,000	299,856
2.25%, 2/23/2021	200,000	200,644
2.40%, 1/13/2023	200,000	201,882
2.40%, 5/3/2023	25,000	25,265
2.45%, 8/4/2026	200,000	199,204
2.50%, 2/9/2022	100,000	101,138
2.75%, 1/13/2025 (a)	200,000	204,436
2.85%, 5/6/2021	25,000	25,370
2.85%, 2/23/2023	250,000	256,137
2.85%, 5/11/2024	200,000	205,886
3.00%, 2/9/2024	100,000	103,292
3.00%, 11/13/2027	100,000	103,012
3.20%, 5/11/2027	250,000	260,662
3.25%, 2/23/2026	150,000	156,898
3.75%, 11/13/2047 (a)	200,000	209,892
3.85%, 5/4/2043	25,000	26,595

See accompanying notes to financial statements.
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.85%, 8/4/2046	$ 150,000	$ 159,504
4.38%, 5/13/2045	75,000	85,466
4.50%, 2/23/2036	100,000	117,018
4.65%, 2/23/2046	75,000	88,990
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024 (e)	50,000	51,184
4.42%, 6/15/2021 (e)	50,000	51,488
4.90%, 10/1/2026 (e)	100,000	104,327
5.30%, 10/1/2029 (e)	350,000	368,599
5.45%, 6/15/2023 (e)	325,000	350,256
6.02%, 6/15/2026 (e)	20,000	22,024
8.35%, 7/15/2046 (e)	270,000	340,789
Hewlett Packard Enterprise Co.:
3.60%, 10/15/2020	210,000	212,743
4.40%, 10/15/2022 (a)	200,000	210,948
4.90%, 10/15/2025	70,000	76,568
6.20%, 10/15/2035	10,000	11,208
6.35%, 10/15/2045	10,000	11,073
HP, Inc.:
4.05%, 9/15/2022 (a)	25,000	26,123
6.00%, 9/15/2041 (a)	250,000	275,527
IBM Credit LLC 2.20%, 9/8/2022	100,000	99,812
International Business Machines Corp.:
2.25%, 2/19/2021	200,000	200,056
2.80%, 5/13/2021	100,000	101,211
2.85%, 5/13/2022	375,000	381,465
2.88%, 11/9/2022	100,000	102,087
3.00%, 5/15/2024	200,000	205,338
3.30%, 5/15/2026	100,000	103,581
3.50%, 5/15/2029	215,000	224,871
3.63%, 2/12/2024	50,000	52,651
4.15%, 5/15/2039	100,000	106,792
4.25%, 5/15/2049	150,000	161,077
4.70%, 2/19/2046	325,000	371,254
5.88%, 11/29/2032	25,000	32,239
Seagate HDD Cayman:
4.25%, 3/1/2022 (a)	150,000	152,429
4.75%, 6/1/2023 (a)	50,000	51,501
		7,539,899
COSMETICS/PERSONAL CARE — 0.2%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022	30,000	30,233
Series MTN, 3.70%, 8/1/2047	55,000	58,974
Procter & Gamble Co.:
1.70%, 11/3/2021	100,000	99,260
1.85%, 2/2/2021	50,000	49,857
1.90%, 10/23/2020	250,000	249,610
2.15%, 8/11/2022	150,000	150,849
2.45%, 11/3/2026	150,000	150,603
3.50%, 10/25/2047 (a)	100,000	106,658
Security Description	Principal Amount	Value
Unilever Capital Corp.:
1.38%, 7/28/2021	$ 100,000	$ 98,480
2.00%, 7/28/2026	100,000	96,394
2.60%, 5/5/2024 (a)	250,000	253,422
2.90%, 5/5/2027	150,000	153,220
3.10%, 7/30/2025	50,000	51,881
		1,549,441
DISTRIBUTION & WHOLESALE — 0.0% (b)
WW Grainger, Inc. 4.60%, 6/15/2045	50,000	55,365
DIVERSIFIED FINANCIAL SERVICES — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.50%, 5/26/2022	150,000	152,914
3.65%, 7/21/2027 (a)	150,000	149,028
3.95%, 2/1/2022	150,000	154,234
4.50%, 5/15/2021	300,000	309,387
Air Lease Corp.:
2.75%, 1/15/2023	50,000	49,982
3.00%, 9/15/2023	25,000	25,108
3.25%, 3/1/2025	100,000	100,590
3.63%, 4/1/2027	70,000	70,499
3.88%, 7/3/2023	50,000	51,949
4.25%, 9/15/2024	25,000	26,442
Series GMTN, 3.75%, 6/1/2026	150,000	153,774
Aircastle, Ltd.:
4.13%, 5/1/2024	25,000	25,602
4.25%, 6/15/2026 (a)	65,000	65,812
5.00%, 4/1/2023	25,000	26,446
5.13%, 3/15/2021 (a)	25,000	25,900
5.50%, 2/15/2022 (a)	25,000	26,505
American Express Co.:
2.20%, 10/30/2020	60,000	59,855
2.50%, 8/1/2022	250,000	251,530
3.00%, 10/30/2024	100,000	102,395
3.40%, 2/27/2023 (a)	200,000	207,114
3.70%, 8/3/2023	50,000	52,501
4.20%, 11/6/2025 (a)	105,000	114,710
American Express Credit Corp. Series MTN, 2.25%, 5/5/2021	350,000	350,021
Ameriprise Financial, Inc.:
3.00%, 3/22/2022	35,000	35,668
3.70%, 10/15/2024	50,000	53,011
BlackRock, Inc.:
3.20%, 3/15/2027	56,000	58,496
3.25%, 4/30/2029	60,000	62,845
3.50%, 3/18/2024	25,000	26,496
Brookfield Finance, Inc.:
3.90%, 1/25/2028	50,000	50,885
4.70%, 9/20/2047	50,000	52,139
4.85%, 3/29/2029	100,000	109,229

See accompanying notes to financial statements.
27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Capital One Financial Corp. 3.90%, 1/29/2024	$ 200,000	$ 210,260
Charles Schwab Corp.:
2.65%, 1/25/2023 (a)	100,000	101,331
3.20%, 1/25/2028	50,000	51,630
3.45%, 2/13/2026	50,000	52,270
3.85%, 5/21/2025	250,000	267,330
4.00%, 2/1/2029	50,000	54,799
CME Group, Inc. 3.75%, 6/15/2028 (a)	100,000	108,689
Credit Suisse USA, Inc. 7.13%, 7/15/2032	50,000	71,150
Discover Financial Services:
3.85%, 11/21/2022	50,000	52,168
4.10%, 2/9/2027	75,000	78,018
4.50%, 1/30/2026	50,000	53,563
E*TRADE Financial Corp. 2.95%, 8/24/2022	175,000	176,643
Eaton Vance Corp. 3.50%, 4/6/2027	150,000	155,269
GE Capital International Funding Co.:
2.34%, 11/15/2020	200,000	199,038
3.37%, 11/15/2025	250,000	253,232
4.42%, 11/15/2035	550,000	544,362
GLP Capital L.P./GLP Financing II, Inc.:
5.25%, 6/1/2025	20,000	21,420
5.38%, 11/1/2023 (a)	20,000	21,535
5.38%, 4/15/2026	40,000	43,250
5.75%, 6/1/2028	20,000	22,048
Intercontinental Exchange, Inc.:
2.75%, 12/1/2020	50,000	50,303
3.10%, 9/15/2027	100,000	102,519
3.75%, 12/1/2025	180,000	192,130
4.25%, 9/21/2048	150,000	168,373
Invesco Finance PLC 3.75%, 1/15/2026	50,000	52,297
Jefferies Group LLC 6.50%, 1/20/2043	50,000	53,848
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
4.15%, 1/23/2030	50,000	48,234
4.85%, 1/15/2027	90,000	93,115
Lazard Group LLC 4.50%, 9/19/2028	100,000	106,527
Mastercard, Inc.:
2.95%, 6/1/2029	100,000	103,135
3.50%, 2/26/2028	30,000	32,303
3.65%, 6/1/2049	100,000	105,734
3.95%, 2/26/2048	30,000	33,341
National Rural Utilities Cooperative Finance Corp.:
2.95%, 2/7/2024	100,000	102,597
3.40%, 2/7/2028 (a)	50,000	52,429
3.90%, 11/1/2028	100,000	108,222
Security Description	Principal Amount	Value
4.02%, 11/1/2032	$ 50,000	$ 55,303
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (c)	75,000	73,642
ORIX Corp.:
2.90%, 7/18/2022	30,000	30,433
3.70%, 7/18/2027	50,000	52,611
Synchrony Financial 4.50%, 7/23/2025	50,000	52,486
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	150,000	152,566
Visa, Inc.:
2.75%, 9/15/2027	250,000	254,942
2.80%, 12/14/2022 (a)	75,000	76,842
3.15%, 12/14/2025	250,000	262,375
3.65%, 9/15/2047 (a)	100,000	107,843
4.15%, 12/14/2035	50,000	57,341
4.30%, 12/14/2045	50,000	58,852
Western Union Co. 4.25%, 6/9/2023	100,000	105,389
		8,284,804
ELECTRIC — 1.6%
AEP Texas, Inc.:
2.40%, 10/1/2022	150,000	150,357
3.80%, 10/1/2047	25,000	25,393
AEP Transmission Co. LLC:
3.75%, 12/1/2047	100,000	102,038
3.80%, 6/15/2049	50,000	51,648
4.25%, 9/15/2048	20,000	22,121
Alabama Power Co.:
3.85%, 12/1/2042	75,000	77,711
Series A, 4.30%, 7/15/2048	65,000	72,883
Ameren Corp. 3.65%, 2/15/2026	50,000	51,613
Ameren Illinois Co.:
3.70%, 12/1/2047 (a)	50,000	51,567
3.80%, 5/15/2028 (a)	25,000	27,046
4.15%, 3/15/2046	50,000	54,991
4.50%, 3/15/2049	50,000	58,251
American Electric Power Co., Inc.:
Series F, 2.95%, 12/15/2022	50,000	50,754
Series J, 4.30%, 12/1/2028	100,000	109,501
Appalachian Power Co.:
4.40%, 5/15/2044	25,000	27,190
7.00%, 4/1/2038	25,000	34,473
Arizona Public Service Co.:
3.75%, 5/15/2046	25,000	25,029
4.20%, 8/15/2048	25,000	26,889
4.25%, 3/1/2049 (a)	50,000	54,390
4.35%, 11/15/2045	50,000	54,782
Avangrid, Inc. 3.15%, 12/1/2024	50,000	50,862
Baltimore Gas & Electric Co. 6.35%, 10/1/2036	50,000	67,158

See accompanying notes to financial statements.
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Berkshire Hathaway Energy Co.:
2.80%, 1/15/2023	$ 40,000	$ 40,690
3.25%, 4/15/2028 (a)	30,000	30,896
3.75%, 11/15/2023	350,000	369,106
4.45%, 1/15/2049 (a)	350,000	395,283
4.50%, 2/1/2045 (a)	50,000	56,198
5.15%, 11/15/2043	150,000	183,288
Black Hills Corp.:
3.15%, 1/15/2027	25,000	24,782
4.35%, 5/1/2033	30,000	33,172
CenterPoint Energy Houston Electric LLC:
3.95%, 3/1/2048	50,000	53,997
Series AA, 3.00%, 2/1/2027	100,000	101,785
Series Z, 2.40%, 9/1/2026	50,000	49,043
CenterPoint Energy, Inc.:
3.60%, 11/1/2021	10,000	10,269
3.85%, 2/1/2024	25,000	26,243
4.25%, 11/1/2028	25,000	27,022
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	20,000	21,337
CMS Energy Corp. 3.45%, 8/15/2027	50,000	51,524
Commonwealth Edison Co.:
4.00%, 8/1/2020	100,000	101,427
4.00%, 3/1/2048	125,000	135,012
Series 123, 3.75%, 8/15/2047	150,000	155,472
Connecticut Light & Power Co.:
Series A, 3.20%, 3/15/2027	150,000	154,425
Series A, 4.15%, 6/1/2045	100,000	110,359
Consolidated Edison Co. of New York, Inc.:
3.85%, 6/15/2046	50,000	51,501
4.45%, 3/15/2044	75,000	83,230
4.50%, 5/15/2058	100,000	111,742
Series 06-B, 6.20%, 6/15/2036	25,000	32,688
Series A, 4.13%, 5/15/2049	100,000	107,815
Series D, 4.00%, 12/1/2028 (a)	100,000	109,949
Consolidated Edison, Inc. 2.00%, 5/15/2021	180,000	179,118
Consumers Energy Co.:
3.25%, 8/15/2046	50,000	48,216
3.75%, 2/15/2050	50,000	52,696
4.05%, 5/15/2048	100,000	111,275
Dayton Power & Light Co. 3.95%, 6/15/2049 (e)	30,000	31,018
Dominion Energy, Inc.:
2.58%, 7/1/2020	300,000	299,691
4.10%, 4/1/2021 (d)	150,000	153,574
4.70%, 12/1/2044	130,000	146,163
Series B, 2.75%, 1/15/2022	150,000	151,089
Series D, 2.85%, 8/15/2026	25,000	24,745
DPL, Inc. 4.35%, 4/15/2029 (e)	45,000	45,648
Security Description	Principal Amount	Value
DTE Electric Co. 3.70%, 6/1/2046	$ 75,000	$ 77,762
DTE Energy Co.:
Series B, 3.30%, 6/15/2022	175,000	178,981
Series C, 3.40%, 6/15/2029	175,000	178,323
Series D, 3.70%, 8/1/2023	50,000	52,263
Duke Energy Carolinas LLC:
3.88%, 3/15/2046	150,000	157,897
3.95%, 11/15/2028	100,000	109,571
4.25%, 12/15/2041	130,000	142,810
Duke Energy Corp.:
2.40%, 8/15/2022	200,000	200,352
2.65%, 9/1/2026 (a)	50,000	49,407
3.15%, 8/15/2027 (a)	100,000	101,409
3.75%, 9/1/2046	400,000	391,084
3.95%, 8/15/2047 (a)	150,000	151,884
Duke Energy Florida LLC:
3.20%, 1/15/2027	250,000	258,422
6.40%, 6/15/2038	50,000	69,911
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	28,000	28,614
Duke Energy Progress LLC:
2.80%, 5/15/2022	100,000	101,752
3.60%, 9/15/2047	50,000	49,947
3.70%, 9/1/2028	50,000	53,546
4.20%, 8/15/2045	150,000	164,343
Edison International:
2.95%, 3/15/2023 (a)	50,000	47,876
4.13%, 3/15/2028 (a)	50,000	48,634
Emera US Finance L.P. 4.75%, 6/15/2046	130,000	140,265
Enel Chile SA 4.88%, 6/12/2028	50,000	54,585
Entergy Arkansas LLC 4.20%, 4/1/2049	25,000	27,527
Entergy Corp.:
2.95%, 9/1/2026	50,000	49,943
4.00%, 7/15/2022	50,000	51,990
Entergy Louisiana LLC:
3.05%, 6/1/2031	25,000	25,133
3.25%, 4/1/2028	200,000	206,130
4.20%, 4/1/2050	50,000	55,481
Entergy Mississippi LLC:
2.85%, 6/1/2028	25,000	25,073
3.85%, 6/1/2049 (a)	25,000	26,164
Eversource Energy:
Series K, 2.75%, 3/15/2022	50,000	50,608
Series L, 2.90%, 10/1/2024	250,000	253,690
Series N, 3.80%, 12/1/2023	15,000	15,815
Series O, 4.25%, 4/1/2029	25,000	27,470
Exelon Corp.:
3.40%, 4/15/2026	100,000	102,641
3.50%, 6/1/2022	200,000	204,840
3.95%, 6/15/2025	50,000	53,230
5.10%, 6/15/2045	330,000	385,536

See accompanying notes to financial statements.
29

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Exelon Generation Co. LLC 3.40%, 3/15/2022	$ 250,000	$ 255,935
FirstEnergy Corp.:
Series B, 3.90%, 7/15/2027	280,000	293,790
Series B, 4.25%, 3/15/2023 (a)	10,000	10,563
Series C, 4.85%, 7/15/2047 (a)	50,000	56,367
Series C, 7.38%, 11/15/2031	20,000	27,379
Florida Power & Light Co.:
3.25%, 6/1/2024	25,000	26,163
3.95%, 3/1/2048	85,000	92,534
3.99%, 3/1/2049	25,000	27,394
4.05%, 10/1/2044	50,000	54,809
4.13%, 6/1/2048	100,000	111,929
Fortis, Inc. 3.06%, 10/4/2026	50,000	49,659
Indiana Michigan Power Co. 4.25%, 8/15/2048	15,000	16,507
Interstate Power & Light Co.:
3.70%, 9/15/2046	50,000	48,423
4.10%, 9/26/2028	50,000	54,170
ITC Holdings Corp. 3.35%, 11/15/2027	50,000	51,305
Kansas City Power & Light Co.:
4.20%, 6/15/2047	25,000	27,530
4.20%, 3/15/2048	50,000	55,233
Series 2019, 4.13%, 4/1/2049	100,000	109,163
MidAmerican Energy Co. 3.95%, 8/1/2047	150,000	162,343
National Rural Utilities Cooperative Finance Corp. Series MTN, 2.90%, 3/15/2021 (a)	50,000	50,634
NextEra Energy Capital Holdings, Inc.:
2.80%, 1/15/2023	150,000	151,432
3.15%, 4/1/2024	100,000	102,876
3.50%, 4/1/2029 (a)	100,000	103,976
3.55%, 5/1/2027	100,000	104,387
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (c)	25,000	23,504
Series H, 3.34%, 9/1/2020	25,000	25,286
Northern States Power Co. 3.60%, 9/15/2047	50,000	50,858
NSTAR Electric Co. 3.20%, 5/15/2027	50,000	51,549
Oglethorpe Power Corp. 5.05%, 10/1/2048	100,000	115,909
Ohio Power Co. 4.00%, 6/1/2049	20,000	21,447
Oklahoma Gas & Electric Co. 3.80%, 8/15/2028	50,000	52,790
Oncor Electric Delivery Co. LLC:
3.70%, 11/15/2028 (e)	100,000	107,581
Security Description	Principal Amount	Value
3.70%, 11/15/2028 (a)	$ 100,000	$ 107,512
3.80%, 9/30/2047	100,000	105,841
7.50%, 9/1/2038	50,000	77,511
PECO Energy Co. 3.90%, 3/1/2048	125,000	133,226
PPL Capital Funding, Inc.:
3.50%, 12/1/2022	75,000	77,115
4.00%, 9/15/2047	250,000	241,230
5.00%, 3/15/2044	50,000	55,822
PPL Electric Utilities Corp. 3.95%, 6/1/2047	50,000	53,576
PSEG Power LLC 3.85%, 6/1/2023	50,000	52,093
Public Service Co. of Colorado:
3.20%, 11/15/2020	25,000	25,178
3.80%, 6/15/2047	150,000	156,660
Public Service Electric & Gas Co.:
Series MTN, 1.90%, 3/15/2021	50,000	49,857
Series MTN, 3.20%, 5/15/2029	50,000	51,941
Series MTN, 3.60%, 12/1/2047	100,000	102,347
Series MTN, 3.65%, 9/1/2042	50,000	51,437
Series MTN, 3.70%, 5/1/2028	50,000	53,899
Public Service Enterprise Group, Inc.:
2.65%, 11/15/2022	100,000	100,239
2.88%, 6/15/2024	70,000	70,938
Puget Sound Energy, Inc.:
4.22%, 6/15/2048	65,000	72,457
5.80%, 3/15/2040	50,000	64,543
San Diego Gas & Electric Co. Series RRR, 3.75%, 6/1/2047	50,000	48,534
Sempra Energy:
2.90%, 2/1/2023	15,000	15,120
3.25%, 6/15/2027	300,000	298,956
3.40%, 2/1/2028	30,000	29,934
3.80%, 2/1/2038	300,000	289,902
4.00%, 2/1/2048	30,000	29,334
Sierra Pacific Power Co. 2.60%, 5/1/2026	50,000	49,457
Southern California Edison Co.:
4.00%, 4/1/2047	191,000	190,179
4.50%, 9/1/2040	25,000	26,353
Series 13-A, 3.90%, 3/15/2043	50,000	48,707
Series A, 4.20%, 3/1/2029	100,000	106,355
Series B, 3.65%, 3/1/2028	100,000	102,300
Series C, 3.60%, 2/1/2045	50,000	46,489
Series D, 3.40%, 6/1/2023	50,000	50,868
Southern Co.:
2.35%, 7/1/2021	75,000	74,949
3.25%, 7/1/2026	250,000	253,777
4.25%, 7/1/2036	250,000	258,740

See accompanying notes to financial statements.
30

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series B, 3 Month USD LIBOR + 3.63%, 5.50%, 3/15/2057 (c)	$ 50,000	$ 51,163
Southern Power Co. Series F, 4.95%, 12/15/2046	150,000	160,969
Southwestern Electric Power Co.:
Series K, 2.75%, 10/1/2026	50,000	49,090
Series M, 4.10%, 9/15/2028 (a)	25,000	27,001
Southwestern Public Service Co.:
3.30%, 6/15/2024	50,000	51,757
3.75%, 6/15/2049	100,000	102,070
Tampa Electric Co.:
4.30%, 6/15/2048	50,000	54,447
4.45%, 6/15/2049 (a)	25,000	28,012
Tucson Electric Power Co. 4.85%, 12/1/2048	50,000	58,424
Union Electric Co.:
3.50%, 3/15/2029	250,000	264,597
4.00%, 4/1/2048	50,000	54,102
Virginia Electric & Power Co.:
3.45%, 2/15/2024	50,000	52,157
8.88%, 11/15/2038	50,000	81,884
Series B, 2.95%, 11/15/2026	30,000	30,463
WEC Energy Group, Inc.:
3.38%, 6/15/2021	65,000	66,249
3.55%, 6/15/2025	25,000	26,252
Westar Energy, Inc. 4.13%, 3/1/2042	30,000	32,321
Wisconsin Electric Power Co. 4.30%, 10/15/2048	25,000	27,898
Wisconsin Public Service Corp. 3.35%, 11/21/2021	70,000	71,792
Xcel Energy, Inc.:
2.60%, 3/15/2022	200,000	201,624
4.00%, 6/15/2028	50,000	53,811
		17,151,928
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (b)
Emerson Electric Co.:
2.63%, 12/1/2021	50,000	50,477
2.63%, 2/15/2023 (a)	25,000	25,553
Hubbell, Inc. 3.35%, 3/1/2026	50,000	50,135
		126,165
ELECTRONICS — 0.1%
Allegion US Holding Co., Inc. 3.55%, 10/1/2027	50,000	49,279
Amphenol Corp. 4.35%, 6/1/2029 (a)	50,000	54,136
Arrow Electronics, Inc.:
3.25%, 9/8/2024	50,000	49,701
3.88%, 1/12/2028	25,000	24,751
Corning, Inc.:
Security Description	Principal Amount	Value
4.38%, 11/15/2057	$ 25,000	$ 24,381
5.35%, 11/15/2048	100,000	121,373
5.75%, 8/15/2040	25,000	29,818
Flex, Ltd. 4.88%, 6/15/2029 (a)	75,000	76,313
Fortive Corp. 3.15%, 6/15/2026	50,000	50,035
Honeywell International, Inc.:
2.50%, 11/1/2026	150,000	149,949
3.35%, 12/1/2023	50,000	52,360
Jabil, Inc. 3.95%, 1/12/2028	25,000	24,478
Keysight Technologies, Inc. 4.60%, 4/6/2027	30,000	32,117
Trimble, Inc. 4.90%, 6/15/2028	50,000	53,556
Tyco Electronics Group SA 3.70%, 2/15/2026	50,000	51,844
		844,091
ENGINEERING & CONSTRUCTION — 0.0% (b)
Fluor Corp. 4.25%, 9/15/2028	100,000	103,206
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
2.90%, 7/1/2026	45,000	45,233
3.38%, 11/15/2027	60,000	62,494
3.55%, 6/1/2022	25,000	25,750
3.95%, 5/15/2028 (a)	150,000	162,585
Waste Connections, Inc. 3.50%, 5/1/2029	50,000	52,010
Waste Management, Inc.:
2.40%, 5/15/2023	150,000	150,393
2.95%, 6/15/2024 (a)	15,000	15,413
3.15%, 11/15/2027	200,000	206,602
3.50%, 5/15/2024	25,000	26,209
3.90%, 3/1/2035	50,000	52,899
4.00%, 7/15/2039	35,000	37,616
4.15%, 7/15/2049 (a)	30,000	32,812
		870,016
FOOD — 0.5%
Campbell Soup Co.:
3.30%, 3/15/2021	35,000	35,444
3.65%, 3/15/2023	50,000	51,501
3.95%, 3/15/2025	100,000	104,334
4.15%, 3/15/2028	50,000	52,348
4.80%, 3/15/2048 (a)	20,000	20,298
Conagra Brands, Inc.:
3.80%, 10/22/2021	20,000	20,554
4.30%, 5/1/2024	515,000	546,966
4.85%, 11/1/2028	295,000	326,839
5.30%, 11/1/2038	265,000	287,183

See accompanying notes to financial statements.
31

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.40%, 11/1/2048	$ 40,000	$ 43,898
General Mills, Inc.:
3.20%, 4/16/2021	10,000	10,150
3.20%, 2/10/2027 (a)	100,000	101,501
3.65%, 2/15/2024	50,000	52,265
3.70%, 10/17/2023	20,000	20,961
4.20%, 4/17/2028 (a)	25,000	26,995
4.55%, 4/17/2038	10,000	10,638
4.70%, 4/17/2048 (a)	320,000	344,669
Hershey Co.:
3.20%, 8/21/2025 (a)	25,000	26,233
3.38%, 5/15/2023	50,000	52,295
JM Smucker Co.:
3.38%, 12/15/2027 (a)	100,000	102,058
4.25%, 3/15/2035 (a)	50,000	51,357
Kellogg Co.:
4.30%, 5/15/2028 (a)	100,000	108,368
4.50%, 4/1/2046	100,000	99,536
Kraft Heinz Foods Co.:
2.80%, 7/2/2020	100,000	100,177
3.00%, 6/1/2026	150,000	146,031
3.50%, 7/15/2022	50,000	51,160
3.95%, 7/15/2025	50,000	52,010
4.38%, 6/1/2046	50,000	47,374
5.00%, 7/15/2035	250,000	263,222
5.20%, 7/15/2045	200,000	209,324
6.88%, 1/26/2039	50,000	60,385
Kroger Co.:
2.65%, 10/15/2026 (a)	50,000	48,197
2.80%, 8/1/2022	200,000	202,146
3.70%, 8/1/2027 (a)	35,000	36,067
3.85%, 8/1/2023	75,000	78,368
4.45%, 2/1/2047 (a)	100,000	97,806
4.65%, 1/15/2048	100,000	100,505
McCormick & Co., Inc.:
2.70%, 8/15/2022	200,000	201,418
3.40%, 8/15/2027	250,000	255,580
Mondelez International, Inc.:
3.63%, 2/13/2026 (a)	50,000	52,537
4.00%, 2/1/2024	100,000	105,962
Sysco Corp.:
3.25%, 7/15/2027 (a)	50,000	50,945
3.30%, 7/15/2026	100,000	102,829
3.55%, 3/15/2025	50,000	52,362
3.75%, 10/1/2025	5,000	5,306
4.45%, 3/15/2048	50,000	54,618
4.85%, 10/1/2045	5,000	5,674
Tyson Foods, Inc.:
3.55%, 6/2/2027	150,000	154,993
4.50%, 6/15/2022	30,000	31,669
4.55%, 6/2/2047 (a)	285,000	297,757
		5,360,813
Security Description	Principal Amount	Value
FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	$ 200,000	$ 203,770
4.50%, 8/1/2024	50,000	52,725
Fibria Overseas Finance, Ltd. 5.50%, 1/17/2027 (a)	25,000	26,857
Georgia-Pacific LLC 7.75%, 11/15/2029	25,000	35,345
International Paper Co.:
3.00%, 2/15/2027 (a)	150,000	148,437
3.65%, 6/15/2024	25,000	26,144
4.35%, 8/15/2048	50,000	48,979
4.40%, 8/15/2047	50,000	48,826
5.00%, 9/15/2035	100,000	109,940
		701,023
GAS — 0.1%
Atmos Energy Corp.:
3.00%, 6/15/2027	150,000	152,952
4.15%, 1/15/2043	25,000	27,123
CenterPoint Energy Resources Corp. 3.55%, 4/1/2023	100,000	103,071
Dominion Energy Gas Holdings LLC:
2.80%, 11/15/2020	50,000	50,271
3.60%, 12/15/2024	50,000	52,086
4.80%, 11/1/2043	25,000	28,485
National Fuel Gas Co. 3.95%, 9/15/2027	50,000	49,894
NiSource, Inc.:
3.49%, 5/15/2027	50,000	51,701
3.65%, 6/15/2023	25,000	25,882
4.38%, 5/15/2047	150,000	160,629
4.80%, 2/15/2044	30,000	33,453
ONE Gas, Inc. 4.50%, 11/1/2048	90,000	102,900
Southern California Gas Co.:
3.15%, 9/15/2024	25,000	25,773
3.20%, 6/15/2025	50,000	50,917
3.75%, 9/15/2042	30,000	30,051
5.13%, 11/15/2040	25,000	29,256
Series VV, 4.30%, 1/15/2049	50,000	54,953
Southern Co. Gas Capital Corp. 4.40%, 5/30/2047	150,000	158,601
Southwest Gas Corp. 3.70%, 4/1/2028	25,000	26,303
		1,214,301
HAND & MACHINE TOOLS — 0.0% (b)
Kennametal, Inc. 4.63%, 6/15/2028	50,000	52,063
Stanley Black & Decker, Inc.:
3.40%, 3/1/2026	35,000	36,554

See accompanying notes to financial statements.
32

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 11/15/2028	$ 100,000	$ 111,395
		200,012
HEALTH CARE PRODUCTS — 0.4%
Abbott Laboratories:
2.90%, 11/30/2021	50,000	50,811
2.95%, 3/15/2025	75,000	77,139
3.40%, 11/30/2023	35,000	36,488
3.75%, 11/30/2026	85,000	92,075
4.75%, 11/30/2036	250,000	295,787
4.75%, 4/15/2043	25,000	29,316
4.90%, 11/30/2046	300,000	370,005
Baxter International, Inc. 3.50%, 8/15/2046	50,000	46,697
Becton Dickinson and Co.:
2.89%, 6/6/2022	235,000	238,161
3.36%, 6/6/2024	50,000	51,604
3.70%, 6/6/2027 (a)	163,000	170,156
3.73%, 12/15/2024	50,000	52,396
4.67%, 6/6/2047	210,000	235,605
4.69%, 12/15/2044	20,000	22,173
Boston Scientific Corp.:
3.38%, 5/15/2022	50,000	51,452
3.45%, 3/1/2024	25,000	26,114
4.00%, 3/1/2028	150,000	161,482
4.00%, 3/1/2029	35,000	37,891
4.55%, 3/1/2039	50,000	55,560
4.70%, 3/1/2049	35,000	39,954
Covidien International Finance SA 3.20%, 6/15/2022	50,000	51,397
Danaher Corp. 2.40%, 9/15/2020	45,000	45,035
Medtronic, Inc.:
3.15%, 3/15/2022	150,000	154,209
3.50%, 3/15/2025	150,000	158,926
4.38%, 3/15/2035	75,000	86,105
4.63%, 3/15/2045	425,000	513,889
Stryker Corp.:
3.38%, 11/1/2025	25,000	26,298
3.50%, 3/15/2026	25,000	26,177
3.65%, 3/7/2028	50,000	53,095
4.63%, 3/15/2046	25,000	28,684
Thermo Fisher Scientific, Inc.:
3.00%, 4/15/2023	250,000	255,917
3.30%, 2/15/2022	50,000	51,273
4.10%, 8/15/2047	350,000	375,007
4.15%, 2/1/2024	25,000	26,780
Zimmer Biomet Holdings, Inc. 3.55%, 4/1/2025	100,000	103,320
		4,096,978
HEALTH CARE SERVICES — 0.5%
Aetna, Inc.:
Security Description	Principal Amount	Value
2.80%, 6/15/2023	$ 200,000	$ 200,936
3.88%, 8/15/2047	100,000	90,484
4.13%, 11/15/2042	25,000	23,496
Anthem, Inc.:
2.50%, 11/21/2020	15,000	15,026
2.95%, 12/1/2022	50,000	50,711
3.30%, 1/15/2023	50,000	51,455
3.35%, 12/1/2024 (a)	50,000	51,755
3.50%, 8/15/2024	25,000	25,964
3.65%, 12/1/2027	130,000	134,904
4.10%, 3/1/2028	100,000	106,969
4.38%, 12/1/2047	130,000	138,120
4.55%, 3/1/2048	50,000	54,418
4.65%, 1/15/2043	50,000	54,427
Ascension Health 3.95%, 11/15/2046	150,000	162,037
Cigna Corp.:
3.75%, 7/15/2023 (e)	330,000	343,424
4.38%, 10/15/2028 (e)	60,000	64,747
4.80%, 8/15/2038 (e)	60,000	64,607
4.90%, 12/15/2048 (e)	145,000	158,349
Cigna Holding Co. 3.05%, 10/15/2027	50,000	49,485
CommonSpirit Health 4.35%, 11/1/2042	25,000	25,127
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	50,000	54,751
HCA, Inc.:
4.13%, 6/15/2029	35,000	36,052
4.50%, 2/15/2027 (a)	50,000	53,309
4.75%, 5/1/2023	55,000	58,792
5.00%, 3/15/2024	85,000	92,589
5.13%, 6/15/2039	25,000	26,045
5.25%, 4/15/2025	60,000	66,432
5.25%, 6/15/2026	65,000	71,889
5.25%, 6/15/2049	100,000	104,272
5.50%, 6/15/2047	65,000	69,683
5.88%, 3/15/2022	100,000	109,542
Humana, Inc.:
2.50%, 12/15/2020	25,000	25,000
2.90%, 12/15/2022	150,000	152,053
4.80%, 3/15/2047	100,000	109,223
4.95%, 10/1/2044 (a)	50,000	55,374
Kaiser Foundation Hospitals 3.50%, 4/1/2022	50,000	51,383
Laboratory Corp. of America Holdings:
3.25%, 9/1/2024	100,000	101,823
4.70%, 2/1/2045	25,000	25,838
Memorial Sloan-Kettering Cancer Center 4.13%, 7/1/2052	25,000	27,842
Northwell Healthcare, Inc. 4.26%, 11/1/2047	50,000	53,251

See accompanying notes to financial statements.
33

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Partners Healthcare System, Inc. Series 2017, 3.77%, 7/1/2048	$ 100,000	$ 100,275
Quest Diagnostics, Inc.:
4.20%, 6/30/2029 (a)	100,000	107,406
4.70%, 3/30/2045	25,000	26,105
SSM Health Care Corp. Series 2018, 3.69%, 6/1/2023	20,000	20,905
UnitedHealth Group, Inc.:
1.95%, 10/15/2020	200,000	199,200
2.13%, 3/15/2021	150,000	149,721
2.38%, 10/15/2022	100,000	100,350
2.70%, 7/15/2020	105,000	105,447
2.88%, 3/15/2022	25,000	25,398
3.10%, 3/15/2026	50,000	51,675
3.38%, 4/15/2027	100,000	104,605
3.50%, 2/15/2024	10,000	10,484
3.70%, 12/15/2025	10,000	10,660
3.75%, 7/15/2025	5,000	5,339
3.75%, 10/15/2047	50,000	51,243
3.88%, 12/15/2028 (a)	15,000	16,334
4.25%, 4/15/2047	100,000	110,221
4.45%, 12/15/2048	10,000	11,491
4.63%, 7/15/2035	200,000	230,566
4.75%, 7/15/2045	230,000	272,559
6.88%, 2/15/2038	25,000	36,129
		4,957,697
HOME BUILDERS — 0.0% (b)
DR Horton, Inc. 2.55%, 12/1/2020	25,000	24,984
HOME FURNISHINGS — 0.0% (b)
Leggett & Platt, Inc. 4.40%, 3/15/2029 (a)	100,000	104,674
Whirlpool Corp.:
4.50%, 6/1/2046	25,000	23,786
4.75%, 2/26/2029	60,000	64,557
		193,017
HOUSEHOLD PRODUCTS & WARES — 0.0% (b)
Clorox Co.:
3.10%, 10/1/2027	50,000	51,171
3.90%, 5/15/2028 (a)	50,000	54,099
Kimberly-Clark Corp.:
2.75%, 2/15/2026	25,000	25,419
3.20%, 4/25/2029 (a)	100,000	105,011
3.90%, 5/4/2047	50,000	53,892
3.95%, 11/1/2028	55,000	60,992
		350,584
HOUSEWARES — 0.0% (b)
Newell Brands, Inc.:
3.85%, 4/1/2023	50,000	50,774
4.20%, 4/1/2026	50,000	49,391
Security Description	Principal Amount	Value
5.38%, 4/1/2036	$ 116,000	$ 114,588
		214,753
INSURANCE — 0.8%
Aflac, Inc.:
3.63%, 6/15/2023	50,000	52,399
4.75%, 1/15/2049	75,000	88,162
Alleghany Corp. 4.90%, 9/15/2044	50,000	54,477
Allstate Corp.:
3.85%, 8/10/2049	125,000	132,105
4.20%, 12/15/2046	50,000	55,738
Series B, 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (c)	25,000	26,210
American Financial Group, Inc.:
3.50%, 8/15/2026	15,000	15,119
4.50%, 6/15/2047	100,000	101,285
American International Group, Inc.:
3.30%, 3/1/2021	300,000	304,041
3.88%, 1/15/2035	200,000	199,750
3.90%, 4/1/2026	30,000	31,388
4.25%, 3/15/2029 (a)	100,000	107,216
4.50%, 7/16/2044	50,000	52,762
4.88%, 6/1/2022	50,000	53,550
Series A-9, 3 Month USD LIBOR + 2.87%, 5.75%, 4/1/2048 (c)	100,000	102,116
Aon Corp. 3.75%, 5/2/2029	100,000	104,240
Aon PLC:
3.50%, 6/14/2024	50,000	51,962
3.88%, 12/15/2025	150,000	157,987
Assurant, Inc.:
4.20%, 9/27/2023	100,000	103,938
4.90%, 3/27/2028	50,000	54,068
Athene Holding, Ltd. 4.13%, 1/12/2028	100,000	100,788
AXA Equitable Holdings, Inc.:
3.90%, 4/20/2023	150,000	156,265
4.35%, 4/20/2028	150,000	157,689
5.00%, 4/20/2048	100,000	103,095
AXIS Specialty Finance LLC 3.90%, 7/15/2029	25,000	25,539
Berkshire Hathaway Finance Corp.:
4.20%, 8/15/2048	100,000	111,665
4.25%, 1/15/2049	425,000	477,806
Berkshire Hathaway, Inc.:
2.20%, 3/15/2021	155,000	155,426
2.75%, 3/15/2023	50,000	50,984
3.00%, 2/11/2023	25,000	25,745
3.13%, 3/15/2026	55,000	56,951
4.50%, 2/11/2043 (a)	180,000	208,791
Brighthouse Financial, Inc.:

See accompanying notes to financial statements.
34

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.70%, 6/22/2027	$ 150,000	$ 142,581
4.70%, 6/22/2047	150,000	125,325
Brown & Brown, Inc. 4.50%, 3/15/2029	50,000	52,761
Chubb INA Holdings, Inc.:
2.30%, 11/3/2020	200,000	200,100
2.88%, 11/3/2022	50,000	51,092
3.35%, 5/3/2026	250,000	261,855
4.15%, 3/13/2043 (a)	25,000	27,989
4.35%, 11/3/2045	125,000	145,589
CNA Financial Corp.:
3.45%, 8/15/2027	100,000	101,431
4.50%, 3/1/2026	25,000	26,967
Enstar Group, Ltd. 4.95%, 6/1/2029	50,000	50,657
Fairfax Financial Holdings, Ltd. 4.85%, 4/17/2028	100,000	105,365
Fidelity National Financial, Inc. 4.50%, 8/15/2028	50,000	52,219
First American Financial Corp. 4.60%, 11/15/2024	25,000	26,648
Hartford Financial Services Group, Inc.:
4.40%, 3/15/2048	100,000	108,960
5.13%, 4/15/2022	25,000	26,807
Lincoln National Corp.:
3.80%, 3/1/2028 (a)	35,000	36,723
4.00%, 9/1/2023	15,000	15,875
4.35%, 3/1/2048	50,000	52,537
6.30%, 10/9/2037 (a)	50,000	63,554
Loews Corp. 3.75%, 4/1/2026	50,000	52,710
Manulife Financial Corp. USD 5 Year Swap Rate + 1.65%, 4.06%, 2/24/2032 (c)	50,000	50,907
Markel Corp.:
3.50%, 11/1/2027	50,000	49,955
5.00%, 5/20/2049	30,000	32,529
Marsh & McLennan Cos., Inc.:
2.75%, 1/30/2022	30,000	30,301
3.30%, 3/14/2023	150,000	154,302
3.75%, 3/14/2026	25,000	26,383
3.88%, 3/15/2024	250,000	265,207
4.38%, 3/15/2029	250,000	275,912
Mercury General Corp. 4.40%, 3/15/2027	50,000	51,151
MetLife, Inc.:
3.60%, 4/10/2024	300,000	318,369
4.05%, 3/1/2045	150,000	160,849
4.88%, 11/13/2043	200,000	237,274
6.40%, 12/15/2066	100,000	114,365
Series D, 4.37%, 9/15/2023	50,000	54,130
Principal Financial Group, Inc. 3.70%, 5/15/2029	50,000	52,358
Progressive Corp.:
3.75%, 8/23/2021	50,000	51,620
Security Description	Principal Amount	Value
4.00%, 3/1/2029	$ 50,000	$ 55,355
4.20%, 3/15/2048	100,000	112,473
Prudential Financial, Inc.:
3.94%, 12/7/2049	100,000	104,811
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (c)	200,000	209,548
3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (c)	80,000	84,536
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (a) (c)	170,000	170,114
Series MTN, 3.50%, 5/15/2024	50,000	52,745
Series MTN, 4.60%, 5/15/2044	75,000	85,676
Series MTN, 6.63%, 6/21/2040	25,000	34,747
Reinsurance Group of America, Inc. 3.90%, 5/15/2029	50,000	51,862
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	30,000	30,459
Torchmark Corp. 4.55%, 9/15/2028	25,000	27,310
Travelers Cos., Inc.:
3.75%, 5/15/2046	10,000	10,560
4.00%, 5/30/2047	80,000	87,001
4.05%, 3/7/2048	100,000	110,848
4.10%, 3/4/2049	100,000	111,497
Series MTN, 6.25%, 6/15/2037	25,000	34,195
Trinity Acquisition PLC 4.40%, 3/15/2026	26,000	27,682
Unum Group 4.00%, 6/15/2029	70,000	72,001
Voya Financial, Inc. 3.65%, 6/15/2026	50,000	51,589
Willis North America, Inc.:
3.60%, 5/15/2024	50,000	51,571
4.50%, 9/15/2028	50,000	53,861
XLIT, Ltd. 5.50%, 3/31/2045	125,000	148,660
		8,911,715
INTERNET — 0.3%
Alibaba Group Holding, Ltd.:
3.13%, 11/28/2021	25,000	25,371
3.40%, 12/6/2027	200,000	203,038
3.60%, 11/28/2024	75,000	78,239
4.20%, 12/6/2047	60,000	62,861
4.40%, 12/6/2057	250,000	266,932
Alphabet, Inc.:
2.00%, 8/15/2026	250,000	243,652
3.63%, 5/19/2021	50,000	51,488
Amazon.com, Inc.:

See accompanying notes to financial statements.
35

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
1.90%, 8/21/2020	$ 165,000	$ 164,621
2.40%, 2/22/2023 (a)	200,000	201,922
2.50%, 11/29/2022	25,000	25,336
2.80%, 8/22/2024	100,000	102,903
3.15%, 8/22/2027 (a)	100,000	105,060
3.80%, 12/5/2024	30,000	32,314
3.88%, 8/22/2037	125,000	137,786
4.05%, 8/22/2047	125,000	141,349
4.25%, 8/22/2057	385,000	445,102
4.95%, 12/5/2044	125,000	157,438
5.20%, 12/3/2025	50,000	58,377
Baidu, Inc. 2.88%, 7/6/2022	250,000	250,772
Booking Holdings, Inc. 3.60%, 6/1/2026	250,000	263,635
eBay, Inc.:
2.75%, 1/30/2023	150,000	150,795
3.45%, 8/1/2024	25,000	25,724
3.80%, 3/9/2022	50,000	51,671
Expedia Group, Inc. 3.80%, 2/15/2028	50,000	50,880
		3,297,266
INVESTMENT COMPANY SECURITY — 0.0% (b)
Ares Capital Corp.:
3.50%, 2/10/2023	50,000	49,767
4.25%, 3/1/2025	50,000	50,688
Prospect Capital Corp. 5.88%, 3/15/2023 (a)	25,000	26,332
		126,787
IRON/STEEL — 0.1%
ArcelorMittal:
4.55%, 3/11/2026 (a)	50,000	52,761
5.25%, 8/5/2020 (a)	40,000	40,974
5.50%, 3/1/2021 (a)	30,000	31,240
6.13%, 6/1/2025 (a)	20,000	22,686
6.25%, 2/25/2022	30,000	32,492
7.00%, 10/15/2039	31,000	36,776
Nucor Corp.:
4.00%, 8/1/2023	25,000	26,509
5.20%, 8/1/2043	50,000	58,978
Vale Overseas, Ltd.:
4.38%, 1/11/2022	8,000	8,247
6.25%, 8/10/2026	150,000	170,293
6.88%, 11/10/2039	300,000	361,491
8.25%, 1/17/2034 (a)	25,000	32,628
		875,075
LEISURE TIME — 0.0% (b)
Royal Caribbean Cruises, Ltd. 3.70%, 3/15/2028 (a)	150,000	151,014
LODGING — 0.1%
Hyatt Hotels Corp. 4.38%, 9/15/2028	50,000	52,920
Security Description	Principal Amount	Value
Marriott International, Inc.:
2.30%, 1/15/2022	$ 150,000	$ 149,499
2.88%, 3/1/2021	50,000	50,327
3.75%, 3/15/2025	25,000	26,051
Sands China, Ltd. 5.13%, 8/8/2025	250,000	270,192
		548,989
MACHINERY, CONSTRUCTION & MINING — 0.1%
ABB Finance USA, Inc.:
2.88%, 5/8/2022	50,000	50,783
3.80%, 4/3/2028	100,000	107,635
Caterpillar Financial Services Corp.:
1.70%, 8/9/2021	150,000	148,376
Series GMTN, 1.85%, 9/4/2020	150,000	149,452
Series MTN, 2.40%, 6/6/2022	150,000	151,116
Series MTN, 2.85%, 5/17/2024	100,000	102,094
Series MTN, 2.95%, 2/26/2022	150,000	153,094
Series MTN, 3.75%, 11/24/2023	25,000	26,455
Caterpillar, Inc.:
3.80%, 8/15/2042 (a)	125,000	133,095
4.75%, 5/15/2064	25,000	29,545
		1,051,645
MACHINERY-DIVERSIFIED — 0.2%
CNH Industrial Capital LLC:
3.88%, 10/15/2021	10,000	10,233
4.20%, 1/15/2024	100,000	104,177
4.38%, 11/6/2020 (a)	15,000	15,316
4.38%, 4/5/2022	15,000	15,534
4.88%, 4/1/2021	15,000	15,533
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	15,000	14,980
Deere & Co.:
2.60%, 6/8/2022 (a)	25,000	25,296
3.90%, 6/9/2042	225,000	247,405
John Deere Capital Corp.:
3.65%, 10/12/2023	100,000	105,350
Series GMTN, 3.45%, 6/7/2023	25,000	26,169
Series MTN, 2.15%, 9/8/2022	150,000	149,990
Series MTN, 2.38%, 7/14/2020	25,000	25,037
Series MTN, 2.60%, 3/7/2024	65,000	65,767
Series MTN, 2.80%, 3/6/2023	150,000	153,373
Series MTN, 3.40%, 9/11/2025	25,000	26,428

See accompanying notes to financial statements.
36

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.45%, 3/13/2025	$ 100,000	$ 105,357
Nvent Finance Sarl 4.55%, 4/15/2028	50,000	50,784
Rockwell Automation, Inc.:
3.50%, 3/1/2029	85,000	90,535
4.20%, 3/1/2049	250,000	282,317
Roper Technologies, Inc.:
2.80%, 12/15/2021	50,000	50,391
3.80%, 12/15/2026	30,000	31,265
4.20%, 9/15/2028	65,000	69,553
Wabtec Corp.:
4.40%, 3/15/2024	50,000	52,792
4.95%, 9/15/2028	50,000	53,657
		1,787,239
MEDIA — 0.8%
CBS Corp.:
2.50%, 2/15/2023 (a)	50,000	49,749
2.90%, 1/15/2027	125,000	121,618
3.70%, 6/1/2028	50,000	50,931
4.20%, 6/1/2029 (a)	200,000	211,712
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/2020	65,000	65,573
4.20%, 3/15/2028	250,000	259,660
4.46%, 7/23/2022	150,000	157,493
4.91%, 7/23/2025	50,000	54,259
5.05%, 3/30/2029	100,000	110,326
5.13%, 7/1/2049 (f)	250,000	256,017
5.38%, 5/1/2047	150,000	157,944
6.48%, 10/23/2045	185,000	219,996
4.50%, 2/1/2024	100,000	106,532
Comcast Corp.:
2.75%, 3/1/2023	175,000	177,973
3.00%, 2/1/2024	350,000	360,108
3.15%, 3/1/2026	225,000	232,837
3.15%, 2/15/2028	200,000	205,098
3.20%, 7/15/2036	250,000	242,847
3.30%, 10/1/2020	50,000	50,685
3.30%, 2/1/2027	150,000	156,057
3.40%, 7/15/2046	100,000	95,688
3.45%, 10/1/2021	140,000	144,049
3.60%, 3/1/2024	25,000	26,404
3.70%, 4/15/2024	55,000	58,369
3.90%, 3/1/2038	150,000	157,960
3.95%, 10/15/2025	350,000	377,968
3.97%, 11/1/2047	250,000	261,900
4.00%, 11/1/2049	69,000	72,615
4.05%, 11/1/2052	150,000	158,848
4.15%, 10/15/2028	95,000	104,664
4.20%, 8/15/2034	100,000	110,921
4.25%, 10/15/2030	50,000	55,767
4.25%, 1/15/2033	50,000	55,900
Security Description	Principal Amount	Value
4.60%, 10/15/2038	$ 55,000	$ 62,962
4.65%, 7/15/2042	75,000	86,319
4.70%, 10/15/2048	305,000	357,588
4.95%, 10/15/2058	105,000	127,666
Discovery Communications LLC:
3.25%, 4/1/2023 (a)	25,000	25,453
3.80%, 3/13/2024	100,000	103,776
3.95%, 3/20/2028	30,000	30,879
4.95%, 5/15/2042	50,000	50,574
5.00%, 9/20/2037	170,000	177,609
5.20%, 9/20/2047	280,000	295,568
Fox Corp.:
3.67%, 1/25/2022 (e)	15,000	15,499
4.03%, 1/25/2024 (e)	25,000	26,570
4.71%, 1/25/2029 (e)	40,000	44,704
5.48%, 1/25/2039 (e)	25,000	29,472
5.58%, 1/25/2049 (e)	25,000	30,418
Grupo Televisa SAB:
5.00%, 5/13/2045 (a)	50,000	50,500
6.13%, 1/31/2046 (a)	100,000	116,459
Thomson Reuters Corp. 3.35%, 5/15/2026	50,000	50,215
Time Warner Cable LLC:
4.00%, 9/1/2021	25,000	25,627
4.50%, 9/15/2042	100,000	92,950
5.50%, 9/1/2041	175,000	183,451
5.88%, 11/15/2040	50,000	54,250
6.75%, 6/15/2039	50,000	58,398
TWDC Enterprises 18 Corp.:
2.30%, 2/12/2021 (a)	200,000	200,684
3.00%, 2/13/2026 (a)	50,000	52,221
Series GMTN, 3.15%, 9/17/2025	25,000	26,274
Series MTN, 3.00%, 7/30/2046 (a)	75,000	70,536
Viacom, Inc.:
4.25%, 9/1/2023 (a)	100,000	105,768
4.38%, 3/15/2043	25,000	24,459
5.85%, 9/1/2043	200,000	235,484
Walt Disney Co.:
3.38%, 11/15/2026 (e)	100,000	105,028
3.70%, 10/15/2025 (e)	100,000	106,875
4.00%, 10/1/2023 (e)	100,000	106,714
5.40%, 10/1/2043 (e)	75,000	97,691
6.15%, 2/15/2041 (e)	350,000	485,887
		8,642,996
METAL FABRICATE & HARDWARE — 0.0% (b)
Precision Castparts Corp. 2.50%, 1/15/2023	75,000	75,574
Timken Co. 4.50%, 12/15/2028 (a)	20,000	21,054
		96,628

See accompanying notes to financial statements.
37

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
MINING — 0.1%
Barrick Gold Corp. 5.25%, 4/1/2042	$ 25,000	$ 29,419
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042 (a)	125,000	138,036
5.00%, 9/30/2043	50,000	62,273
Newmont Mining Corp.:
3.50%, 3/15/2022	25,000	25,573
3.70%, 3/15/2023 (e)	50,000	51,798
4.88%, 3/15/2042	50,000	55,896
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	25,000	27,929
4.75%, 3/22/2042	150,000	177,966
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025	250,000	268,375
Southern Copper Corp. 5.88%, 4/23/2045	357,000	423,470
		1,260,735
MISCELLANEOUS MANUFACTURER — 0.2%
3M Co.:
2.88%, 10/15/2027	225,000	229,257
Series MTN, 2.00%, 8/7/2020	100,000	99,881
Series MTN, 3.38%, 3/1/2029 (a)	50,000	52,795
Series MTN, 3.63%, 10/15/2047	25,000	25,062
Series MTN, 4.00%, 9/14/2048	30,000	32,453
Eaton Corp.:
3.10%, 9/15/2027	100,000	101,553
4.15%, 11/2/2042	25,000	26,475
General Electric Co.:
2.70%, 10/9/2022	500,000	499,285
4.13%, 10/9/2042	225,000	207,416
4.50%, 3/11/2044	250,000	243,540
5.30%, 2/11/2021	25,000	25,940
Series GMTN, 3.45%, 5/15/2024	50,000	51,114
Series MTN, 4.65%, 10/17/2021	50,000	52,111
Series MTN, 5.88%, 1/14/2038	50,000	56,764
Illinois Tool Works, Inc. 3.90%, 9/1/2042	325,000	357,887
Ingersoll-Rand Global Holding Co., Ltd. 5.75%, 6/15/2043	25,000	30,851
Ingersoll-Rand Luxembourg Finance SA 3.80%, 3/21/2029 (a)	100,000	104,907
Parker-Hannifin Corp.:
2.70%, 6/14/2024	35,000	35,525
3.25%, 6/14/2029	35,000	36,373
4.00%, 6/14/2049	40,000	42,457
Security Description	Principal Amount	Value
Series MTN, 3.30%, 11/21/2024	$ 50,000	$ 51,999
Textron, Inc.:
3.90%, 9/17/2029	50,000	52,237
4.00%, 3/15/2026	50,000	52,595
		2,468,477
OIL & GAS — 1.4%
Anadarko Petroleum Corp.:
6.20%, 3/15/2040	25,000	30,043
6.60%, 3/15/2046	300,000	390,510
Apache Corp.:
4.25%, 1/15/2030	100,000	103,255
4.75%, 4/15/2043	275,000	267,726
BP Capital Markets America, Inc.:
2.52%, 9/19/2022	250,000	252,365
3.02%, 1/16/2027	200,000	204,470
3.22%, 4/14/2024 (a)	200,000	207,014
3.41%, 2/11/2026	250,000	262,445
3.59%, 4/14/2027	250,000	262,155
3.94%, 9/21/2028	100,000	108,562
BP Capital Markets PLC:
3.06%, 3/17/2022 (a)	200,000	204,670
3.81%, 2/10/2024	150,000	158,980
Canadian Natural Resources, Ltd.:
2.95%, 1/15/2023	250,000	252,497
3.45%, 11/15/2021	25,000	25,525
3.85%, 6/1/2027 (a)	50,000	51,949
3.90%, 2/1/2025 (a)	25,000	26,135
Series GMTN, 4.95%, 6/1/2047	100,000	114,370
Cenovus Energy, Inc.:
3.00%, 8/15/2022	20,000	20,076
4.25%, 4/15/2027 (a)	50,000	51,773
5.25%, 6/15/2037	100,000	104,536
5.40%, 6/15/2047	50,000	53,831
Chevron Corp.:
2.10%, 5/16/2021 (a)	250,000	250,052
2.42%, 11/17/2020	75,000	75,348
2.90%, 3/3/2024 (a)	150,000	155,071
2.95%, 5/16/2026	50,000	51,610
3.19%, 6/24/2023	25,000	25,953
Cimarex Energy Co. 3.90%, 5/15/2027 (a)	250,000	256,652
CNOOC Finance 2015 USA LLC 3.50%, 5/5/2025	300,000	309,681
CNOOC Nexen Finance 2014 ULC 4.88%, 4/30/2044	100,000	117,986
Concho Resources, Inc. 3.75%, 10/1/2027	300,000	310,326
ConocoPhillips Co.:
4.95%, 3/15/2026	200,000	228,152

See accompanying notes to financial statements.
38

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.95%, 3/15/2046 (a)	$ 200,000	$ 276,820
6.50%, 2/1/2039	75,000	105,195
ConocoPhillips Holding Co. 6.95%, 4/15/2029 (a)	50,000	67,296
Continental Resources, Inc.:
3.80%, 6/1/2024	40,000	41,154
4.38%, 1/15/2028 (a)	40,000	42,037
4.50%, 4/15/2023	60,000	63,007
4.90%, 6/1/2044 (a)	30,000	31,677
5.00%, 9/15/2022	64,000	64,562
Devon Energy Corp.:
3.25%, 5/15/2022	50,000	51,562
5.00%, 6/15/2045 (a)	25,000	28,688
5.85%, 12/15/2025	50,000	59,621
Ecopetrol SA:
4.13%, 1/16/2025	100,000	103,506
5.88%, 5/28/2045	225,000	248,857
7.38%, 9/18/2043	50,000	64,216
Encana Corp. 3.90%, 11/15/2021	25,000	25,617
EOG Resources, Inc.:
2.63%, 3/15/2023	100,000	101,107
3.90%, 4/1/2035	25,000	26,321
EQT Corp.:
2.50%, 10/1/2020	250,000	249,162
3.00%, 10/1/2022	100,000	99,205
3.90%, 10/1/2027	100,000	94,842
Equinor ASA:
2.65%, 1/15/2024	75,000	76,266
3.63%, 9/10/2028	50,000	53,830
3.70%, 3/1/2024 (a)	300,000	318,708
3.95%, 5/15/2043 (a)	50,000	54,165
4.80%, 11/8/2043	30,000	36,568
Exxon Mobil Corp.:
2.22%, 3/1/2021	200,000	200,544
2.73%, 3/1/2023	150,000	153,162
3.04%, 3/1/2026	250,000	259,022
4.11%, 3/1/2046	125,000	143,804
Hess Corp.:
5.60%, 2/15/2041	75,000	80,803
5.80%, 4/1/2047	250,000	278,772
Husky Energy, Inc. 4.40%, 4/15/2029	100,000	105,793
Marathon Oil Corp.:
2.80%, 11/1/2022	25,000	25,083
4.40%, 7/15/2027 (a)	50,000	53,067
5.20%, 6/1/2045	50,000	55,687
Marathon Petroleum Corp.:
3.63%, 9/15/2024	50,000	51,800
3.80%, 4/1/2028 (a)	30,000	30,522
4.50%, 4/1/2048	25,000	25,091
5.13%, 12/15/2026 (a)	150,000	164,563
Newfield Exploration Co. 5.63%, 7/1/2024	250,000	276,900
Nexen, Inc. 5.88%, 3/10/2035	100,000	124,410
Security Description	Principal Amount	Value
Noble Energy, Inc.:
4.95%, 8/15/2047	$ 250,000	$ 265,605
5.25%, 11/15/2043	50,000	53,856
Occidental Petroleum Corp.:
2.60%, 4/15/2022	100,000	100,278
4.20%, 3/15/2048	150,000	151,467
4.40%, 4/15/2046	125,000	128,777
Series 1, 4.10%, 2/1/2021 (a)	25,000	25,570
Petro-Canada 5.35%, 7/15/2033	25,000	29,835
Petroleos Mexicanos:
2.46%, 12/15/2025	16,250	15,445
3.50%, 7/23/2020	225,000	224,345
3.50%, 1/30/2023 (a)	25,000	23,748
4.25%, 1/15/2025	25,000	23,149
4.50%, 1/23/2026 (a)	75,000	68,782
4.63%, 9/21/2023 (a)	75,000	73,688
5.38%, 3/13/2022	50,000	50,363
6.35%, 2/12/2048	150,000	128,623
6.38%, 2/4/2021	250,000	256,522
6.38%, 1/23/2045	250,000	213,802
6.50%, 3/13/2027	250,000	246,510
6.50%, 1/23/2029 (a)	75,000	72,575
6.75%, 9/21/2047	598,000	529,457
6.88%, 8/4/2026	250,000	252,485
Phillips 66:
3.90%, 3/15/2028 (a)	50,000	52,705
4.30%, 4/1/2022	35,000	36,818
4.88%, 11/15/2044	95,000	106,048
Pioneer Natural Resources Co. 4.45%, 1/15/2026	50,000	54,294
Shell International Finance B.V.:
1.88%, 5/10/2021	250,000	248,872
2.25%, 11/10/2020	200,000	200,346
2.50%, 9/12/2026	150,000	149,083
3.25%, 5/11/2025	100,000	104,555
4.00%, 5/10/2046	300,000	329,385
4.13%, 5/11/2035	75,000	83,203
4.38%, 5/11/2045	250,000	287,420
5.50%, 3/25/2040	25,000	32,383
Suncor Energy, Inc.:
3.60%, 12/1/2024	25,000	26,075
4.00%, 11/15/2047	70,000	72,493
6.50%, 6/15/2038	50,000	66,820
Total Capital International SA:
3.46%, 2/19/2029	50,000	53,196
3.75%, 4/10/2024	375,000	399,532
Total Capital SA 3.88%, 10/11/2028	25,000	27,451
Valero Energy Corp.:
3.40%, 9/15/2026	50,000	50,980
4.00%, 4/1/2029	250,000	262,012
6.63%, 6/15/2037	250,000	315,950
		15,241,233

See accompanying notes to financial statements.
39

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
OIL & GAS SERVICES — 0.1%
Baker Hughes a GE Co. LLC 3.20%, 8/15/2021 (a)	$ 8,000	$ 8,109
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
2.77%, 12/15/2022	100,000	101,062
3.34%, 12/15/2027 (a)	50,000	50,357
4.08%, 12/15/2047	150,000	144,841
Halliburton Co.:
3.80%, 11/15/2025 (a)	350,000	367,255
4.85%, 11/15/2035	150,000	160,050
5.00%, 11/15/2045	35,000	38,136
7.45%, 9/15/2039	25,000	34,511
National Oilwell Varco, Inc. 2.60%, 12/1/2022	75,000	74,854
		979,175
PACKAGING & CONTAINERS — 0.0% (b)
Bemis Co., Inc. 3.10%, 9/15/2026 (e)	50,000	48,753
Packaging Corp. of America:
2.45%, 12/15/2020	35,000	34,973
3.40%, 12/15/2027	35,000	35,437
WRKCo, Inc.:
3.38%, 9/15/2027	100,000	100,163
3.75%, 3/15/2025 (a)	100,000	103,913
4.20%, 6/1/2032 (a)	50,000	51,575
		374,814
PHARMACEUTICALS — 1.5%
AbbVie, Inc.:
2.30%, 5/14/2021	325,000	324,106
2.90%, 11/6/2022	25,000	25,274
3.20%, 5/14/2026 (a)	200,000	201,842
3.38%, 11/14/2021	270,000	275,446
3.75%, 11/14/2023	235,000	245,215
4.25%, 11/14/2028	35,000	37,392
4.30%, 5/14/2036	50,000	50,175
4.40%, 11/6/2042	50,000	49,261
4.45%, 5/14/2046 (a)	150,000	147,144
4.50%, 5/14/2035	50,000	51,334
4.88%, 11/14/2048	25,000	26,276
Allergan Funding SCS:
3.45%, 3/15/2022	200,000	203,912
3.80%, 3/15/2025	75,000	77,813
3.85%, 6/15/2024	50,000	51,894
4.55%, 3/15/2035	350,000	358,022
4.75%, 3/15/2045 (a)	75,000	77,176
AmerisourceBergen Corp. 3.45%, 12/15/2027	50,000	50,994
AstraZeneca PLC:
2.38%, 6/12/2022	400,000	402,180
3.38%, 11/16/2025	35,000	36,602
Security Description	Principal Amount	Value
3.50%, 8/17/2023	$ 50,000	$ 52,076
4.00%, 1/17/2029 (a)	35,000	38,268
4.00%, 9/18/2042	25,000	26,198
4.38%, 8/17/2048	40,000	44,827
6.45%, 9/15/2037	25,000	33,812
Bristol-Myers Squibb Co.:
2.55%, 5/14/2021 (e)	50,000	50,364
2.60%, 5/16/2022 (a) (e)	50,000	50,607
2.90%, 7/26/2024 (e)	85,000	86,961
3.20%, 6/15/2026 (e)	50,000	51,959
3.25%, 2/27/2027 (a)	250,000	262,592
3.25%, 8/1/2042	50,000	46,691
3.40%, 7/26/2029 (e)	355,000	371,887
4.13%, 6/15/2039 (e)	35,000	37,723
4.25%, 10/26/2049 (e)	65,000	71,828
Cardinal Health, Inc.:
3.08%, 6/15/2024	250,000	251,652
3.41%, 6/15/2027 (a)	300,000	299,277
4.90%, 9/15/2045	25,000	24,394
Cigna Corp. 3.40%, 9/17/2021 (e)	290,000	295,617
CVS Health Corp.:
2.13%, 6/1/2021	100,000	99,333
2.80%, 7/20/2020	20,000	20,053
2.88%, 6/1/2026	210,000	206,128
3.35%, 3/9/2021	595,000	603,300
3.38%, 8/12/2024 (a)	25,000	25,581
3.50%, 7/20/2022	200,000	205,494
3.70%, 3/9/2023	485,000	501,073
3.88%, 7/20/2025	20,000	20,877
4.00%, 12/5/2023	25,000	26,188
4.10%, 3/25/2025	250,000	263,720
4.30%, 3/25/2028	610,000	643,391
4.78%, 3/25/2038	175,000	182,504
4.88%, 7/20/2035	45,000	47,876
5.05%, 3/25/2048	540,000	575,840
5.13%, 7/20/2045	185,000	197,269
Eli Lilly & Co.:
2.35%, 5/15/2022	300,000	302,256
3.10%, 5/15/2027 (a)	24,000	24,976
3.95%, 5/15/2047	250,000	269,950
5.55%, 3/15/2037	25,000	31,572
Express Scripts Holding Co.:
3.00%, 7/15/2023	150,000	151,837
3.30%, 2/25/2021	25,000	25,320
4.50%, 2/25/2026	75,000	80,872
4.80%, 7/15/2046	150,000	158,742
6.13%, 11/15/2041	25,000	30,726
GlaxoSmithKline Capital PLC:
2.88%, 6/1/2022	450,000	457,933
3.00%, 6/1/2024	70,000	72,150
3.13%, 5/14/2021	70,000	71,175
3.38%, 6/1/2029	85,000	89,853
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/2023	25,000	25,472

See accompanying notes to financial statements.
40

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.38%, 5/15/2023	$ 100,000	$ 104,039
3.63%, 5/15/2025	55,000	58,499
3.88%, 5/15/2028	100,000	109,260
4.20%, 3/18/2043	25,000	27,957
6.38%, 5/15/2038	50,000	69,787
Johnson & Johnson:
2.45%, 3/1/2026	30,000	30,110
2.90%, 1/15/2028	250,000	257,417
3.38%, 12/5/2023	25,000	26,426
3.40%, 1/15/2038	100,000	103,903
3.55%, 3/1/2036	150,000	158,374
3.63%, 3/3/2037	200,000	214,038
3.70%, 3/1/2046	50,000	54,135
3.75%, 3/3/2047 (a)	100,000	108,800
4.50%, 12/5/2043	50,000	59,984
McKesson Corp.:
2.85%, 3/15/2023	25,000	25,139
3.65%, 11/30/2020	100,000	101,594
3.95%, 2/16/2028	60,000	62,347
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	25,000	28,818
Merck & Co., Inc.:
2.35%, 2/10/2022 (a)	50,000	50,417
2.40%, 9/15/2022	25,000	25,259
2.75%, 2/10/2025	325,000	333,343
2.90%, 3/7/2024	45,000	46,511
3.40%, 3/7/2029	100,000	106,245
3.60%, 9/15/2042	25,000	25,848
3.70%, 2/10/2045	50,000	52,717
3.90%, 3/7/2039 (a)	100,000	109,164
4.00%, 3/7/2049	65,000	72,203
Mylan NV:
3.15%, 6/15/2021	380,000	379,449
5.25%, 6/15/2046	250,000	233,770
Novartis Capital Corp.:
2.40%, 5/17/2022	300,000	302,520
3.00%, 11/20/2025	25,000	25,824
3.10%, 5/17/2027 (a)	30,000	31,125
3.40%, 5/6/2024	25,000	26,316
4.00%, 11/20/2045	50,000	55,286
Perrigo Finance Unlimited Co. 4.38%, 3/15/2026	50,000	49,993
Pfizer, Inc.:
2.20%, 12/15/2021 (a)	200,000	200,602
2.95%, 3/15/2024 (a)	100,000	103,322
3.00%, 9/15/2021	40,000	40,810
3.00%, 12/15/2026	150,000	154,716
3.20%, 9/15/2023	50,000	51,968
3.40%, 5/15/2024	25,000	26,348
3.45%, 3/15/2029 (a)	100,000	105,793
3.60%, 9/15/2028 (a)	100,000	107,994
3.90%, 3/15/2039	25,000	26,919
4.00%, 12/15/2036	150,000	163,324
4.00%, 3/15/2049	100,000	108,807
4.10%, 9/15/2038	200,000	220,432
Security Description	Principal Amount	Value
4.20%, 9/15/2048	$ 35,000	$ 39,244
7.20%, 3/15/2039	75,000	114,047
Sanofi:
3.63%, 6/19/2028 (a)	100,000	107,620
4.00%, 3/29/2021	25,000	25,760
Shire Acquisitions Investments Ireland DAC:
2.40%, 9/23/2021	300,000	299,541
2.88%, 9/23/2023	100,000	100,985
3.20%, 9/23/2026	30,000	30,245
Takeda Pharmaceutical Co., Ltd.:
4.40%, 11/26/2023 (e)	100,000	106,920
5.00%, 11/26/2028 (e)	100,000	113,427
Wyeth LLC 6.00%, 2/15/2036	25,000	32,763
Zoetis, Inc.:
3.00%, 9/12/2027	50,000	50,270
3.90%, 8/20/2028	50,000	53,707
4.45%, 8/20/2048	25,000	27,559
4.70%, 2/1/2043 (a)	25,000	28,169
		16,168,161
PIPELINES — 1.0%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp.:
3.50%, 12/1/2022	75,000	76,840
5.20%, 12/1/2047	100,000	106,934
Boardwalk Pipelines L.P. 4.80%, 5/3/2029	40,000	41,760
Buckeye Partners L.P.:
4.13%, 12/1/2027	50,000	44,018
4.88%, 2/1/2021	25,000	25,391
Enable Midstream Partners L.P.:
4.40%, 3/15/2027	50,000	50,267
4.95%, 5/15/2028	30,000	31,413
Enbridge Energy Partners L.P. 4.20%, 9/15/2021	25,000	25,795
Enbridge, Inc.:
2.90%, 7/15/2022	50,000	50,686
3.70%, 7/15/2027 (a)	50,000	51,879
4.25%, 12/1/2026	50,000	54,243
Energy Transfer Operating L.P.:
4.20%, 4/15/2027 (a)	50,000	52,072
4.50%, 4/15/2024 (a)	20,000	21,277
4.75%, 1/15/2026	225,000	241,191
5.15%, 2/1/2043	25,000	25,204
5.15%, 3/15/2045	225,000	229,471
5.20%, 2/1/2022	100,000	105,602
5.25%, 4/15/2029	275,000	307,211
5.30%, 4/15/2047	250,000	261,127
5.88%, 1/15/2024	250,000	278,377
6.25%, 4/15/2049	275,000	325,567
Enterprise Products Operating LLC:
2.85%, 4/15/2021	75,000	75,571
3.13%, 7/31/2029 (f)	100,000	100,669

See accompanying notes to financial statements.
41

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 2/1/2022	$ 25,000	$ 25,673
3.75%, 2/15/2025	75,000	79,327
3.95%, 2/15/2027 (a)	200,000	213,980
4.15%, 10/16/2028 (a)	25,000	27,188
4.20%, 1/31/2050 (f)	65,000	67,062
4.80%, 2/1/2049 (a)	25,000	27,861
4.85%, 3/15/2044	50,000	55,529
4.90%, 5/15/2046	50,000	56,169
5.10%, 2/15/2045	200,000	228,468
Series D, 3 Month USD LIBOR + 2.99%, 4.88%, 8/16/2077 (c)	250,000	234,882
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (c)	150,000	143,190
EQM Midstream Partners L.P. Series 30Y, 6.50%, 7/15/2048	25,000	26,334
EQT Midstream Partners L.P.:
Series 10Y, 5.50%, 7/15/2028	15,000	15,796
Series 5Y, 4.75%, 7/15/2023	250,000	259,852
Kinder Morgan Energy Partners L.P.:
3.50%, 3/1/2021	275,000	278,921
5.40%, 9/1/2044	25,000	27,920
Kinder Morgan, Inc.:
3.15%, 1/15/2023	200,000	203,418
4.30%, 6/1/2025	300,000	320,358
5.05%, 2/15/2046	50,000	54,462
5.30%, 12/1/2034	200,000	226,160
5.55%, 6/1/2045 (a)	150,000	173,434
Magellan Midstream Partners L.P.:
4.20%, 10/3/2047	50,000	50,606
4.85%, 2/1/2049 (a)	275,000	312,249
5.00%, 3/1/2026	50,000	55,549
MPLX L.P.:
4.00%, 3/15/2028	35,000	36,289
4.50%, 4/15/2038	180,000	181,809
4.70%, 4/15/2048 (a)	25,000	25,446
4.80%, 2/15/2029	105,000	115,539
4.88%, 6/1/2025	50,000	54,390
4.90%, 4/15/2058	25,000	25,285
5.20%, 3/1/2047	100,000	107,356
ONEOK Partners L.P. 3.38%, 10/1/2022	25,000	25,461
ONEOK, Inc.:
4.00%, 7/13/2027	30,000	31,248
4.55%, 7/15/2028	50,000	54,263
4.95%, 7/13/2047 (a)	150,000	158,682
5.20%, 7/15/2048	25,000	27,534
Phillips 66 Partners L.P.:
3.55%, 10/1/2026	10,000	10,175
4.90%, 10/1/2046	10,000	10,658
3.75%, 3/1/2028	25,000	25,525
Plains All American Pipeline L.P./PAA Finance Corp.:
Security Description	Principal Amount	Value
3.60%, 11/1/2024	$ 25,000	$ 25,482
4.50%, 12/15/2026	50,000	53,124
4.65%, 10/15/2025	400,000	426,216
4.70%, 6/15/2044	25,000	24,060
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028 (a)	100,000	104,993
5.63%, 2/1/2021	95,000	98,673
5.63%, 3/1/2025	200,000	223,868
5.75%, 5/15/2024	75,000	83,413
5.88%, 6/30/2026	250,000	285,687
Spectra Energy Partners L.P. 4.75%, 3/15/2024	350,000	379,445
Sunoco Logistics Partners Operations L.P.:
4.00%, 10/1/2027	50,000	51,576
5.30%, 4/1/2044	25,000	25,803
5.35%, 5/15/2045	25,000	26,108
5.40%, 10/1/2047	150,000	159,360
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	100,000	99,915
4.63%, 3/1/2034	250,000	276,600
4.75%, 5/15/2038	100,000	109,004
4.88%, 5/15/2048 (a)	200,000	224,190
7.63%, 1/15/2039	25,000	35,798
Transcontinental Gas Pipe Line Co. LLC 7.85%, 2/1/2026	200,000	255,518
Valero Energy Partners L.P. 4.50%, 3/15/2028	50,000	53,795
Western Gas Partners L.P.:
4.75%, 8/15/2028	60,000	60,980
5.45%, 4/1/2044	25,000	23,518
Western Midstream Operating L.P.:
4.50%, 3/1/2028	20,000	19,937
5.30%, 3/1/2048	50,000	46,402
Williams Cos., Inc.:
3.60%, 3/15/2022	100,000	102,609
3.70%, 1/15/2023	20,000	20,651
3.75%, 6/15/2027	200,000	206,694
3.90%, 1/15/2025	50,000	52,358
4.55%, 6/24/2024	65,000	69,984
5.10%, 9/15/2045 (a)	125,000	135,511
5.75%, 6/24/2044	25,000	29,161
		10,427,046
REAL ESTATE — 0.0% (b)
CBRE Services, Inc. 4.88%, 3/1/2026	50,000	54,354
REAL ESTATE INVESTMENT TRUSTS — 0.8%
Alexandria Real Estate Equities, Inc.:
3.45%, 4/30/2025	100,000	102,909
4.70%, 7/1/2030	35,000	39,385

See accompanying notes to financial statements.
42

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
American Campus Communities Operating Partnership L.P.:
3.30%, 7/15/2026	$ 50,000	$ 50,604
3.63%, 11/15/2027	30,000	30,580
American Tower Corp.:
2.25%, 1/15/2022	100,000	99,527
3.00%, 6/15/2023	250,000	253,522
3.13%, 1/15/2027	100,000	99,394
3.38%, 10/15/2026	75,000	76,309
3.50%, 1/31/2023	50,000	51,566
AvalonBay Communities, Inc.:
3.30%, 6/1/2029	65,000	67,604
Series GMTN, 2.95%, 9/15/2022	25,000	25,477
Series GMTN, 2.95%, 5/11/2026	50,000	50,658
Series MTN, 3.20%, 1/15/2028	40,000	41,328
Series MTN, 3.90%, 10/15/2046	50,000	52,648
Boston Properties L.P.:
2.75%, 10/1/2026	150,000	147,705
3.40%, 6/21/2029	100,000	102,709
3.65%, 2/1/2026	100,000	103,858
3.85%, 2/1/2023	75,000	78,243
Brixmor Operating Partnership L.P.:
3.65%, 6/15/2024	50,000	51,174
4.13%, 6/15/2026	50,000	51,942
4.13%, 5/15/2029	50,000	52,280
Camden Property Trust:
3.15%, 7/1/2029	65,000	66,203
4.10%, 10/15/2028	20,000	21,809
Crown Castle International Corp.:
3.20%, 9/1/2024	250,000	254,897
3.65%, 9/1/2027	150,000	154,630
3.70%, 6/15/2026	15,000	15,593
4.00%, 3/1/2027	20,000	21,019
4.75%, 5/15/2047 (a)	100,000	107,432
5.25%, 1/15/2023	100,000	108,640
CubeSmart L.P. 4.38%, 2/15/2029	30,000	31,948
Digital Realty Trust L.P.:
2.75%, 2/1/2023	125,000	124,980
3.70%, 8/15/2027	150,000	154,503
3.95%, 7/1/2022	25,000	26,052
Duke Realty L.P. 4.00%, 9/15/2028	100,000	106,731
EPR Properties:
4.50%, 6/1/2027	50,000	51,965
4.95%, 4/15/2028	50,000	53,774
ERP Operating L.P.:
3.00%, 7/1/2029	25,000	25,377
3.50%, 3/1/2028	100,000	105,290
4.00%, 8/1/2047 (a)	50,000	53,930
Security Description	Principal Amount	Value
4.15%, 12/1/2028 (a)	$ 100,000	$ 110,682
Essex Portfolio L.P.:
3.63%, 5/1/2027 (a)	50,000	51,916
4.00%, 3/1/2029	65,000	69,189
4.50%, 3/15/2048	50,000	53,716
Federal Realty Investment Trust:
3.20%, 6/15/2029	25,000	25,369
3.25%, 7/15/2027	50,000	51,017
GLP Capital L.P./GLP Financing II, Inc. 4.88%, 11/1/2020	55,000	56,070
HCP, Inc.:
3.88%, 8/15/2024	50,000	52,424
4.00%, 12/1/2022	200,000	209,414
Healthcare Trust of America Holdings L.P.:
2.95%, 7/1/2022	175,000	176,123
3.50%, 8/1/2026	25,000	25,325
Highwoods Realty L.P. 3.88%, 3/1/2027	50,000	51,563
Hospitality Properties Trust:
4.38%, 2/15/2030	50,000	47,777
4.50%, 6/15/2023 (a)	25,000	25,862
4.95%, 2/15/2027	70,000	70,479
Host Hotels & Resorts L.P. 3.88%, 4/1/2024	50,000	51,575
Hudson Pacific Properties L.P. 4.65%, 4/1/2029	25,000	26,815
Kilroy Realty L.P.:
3.45%, 12/15/2024	50,000	51,378
4.75%, 12/15/2028	25,000	27,733
Kimco Realty Corp.:
2.80%, 10/1/2026	50,000	48,811
3.30%, 2/1/2025	40,000	40,759
3.80%, 4/1/2027 (a)	25,000	26,006
Liberty Property L.P. 4.38%, 2/1/2029	65,000	70,240
Life Storage L.P. 4.00%, 6/15/2029	100,000	102,565
Mid-America Apartments L.P.:
3.60%, 6/1/2027	50,000	51,561
3.95%, 3/15/2029	50,000	52,960
National Retail Properties, Inc.:
3.60%, 12/15/2026	50,000	51,337
4.30%, 10/15/2028	35,000	37,788
Office Properties Income Trust 4.25%, 5/15/2024	50,000	50,068
Omega Healthcare Investors, Inc. 4.38%, 8/1/2023	150,000	156,394
Physicians Realty L.P. 3.95%, 1/15/2028	100,000	100,267
Prologis L.P.:
3.75%, 11/1/2025	50,000	53,430
4.25%, 8/15/2023 (a)	150,000	160,524
Public Storage 2.37%, 9/15/2022	125,000	125,639

See accompanying notes to financial statements.
43

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Realty Income Corp.:
3.65%, 1/15/2028	$ 100,000	$ 104,865
3.88%, 4/15/2025	100,000	106,486
4.13%, 10/15/2026	50,000	54,010
Regency Centers L.P.:
4.13%, 3/15/2028	50,000	53,332
4.40%, 2/1/2047	150,000	160,945
Sabra Health Care L.P. 5.13%, 8/15/2026	25,000	25,995
Sabra Health Care L.P./Sabra Capital Corp. 4.80%, 6/1/2024	25,000	25,660
Simon Property Group L.P.:
2.50%, 7/15/2021	350,000	351,564
2.63%, 6/15/2022	100,000	100,867
2.75%, 6/1/2023	200,000	202,708
4.25%, 11/30/2046	50,000	54,963
STORE Capital Corp. 4.50%, 3/15/2028	50,000	52,292
Tanger Properties L.P. 3.88%, 7/15/2027 (a)	50,000	49,696
UDR, Inc.:
Series GMTN, 3.50%, 1/15/2028	150,000	153,559
Series MTN, 2.95%, 9/1/2026	25,000	24,809
Series MTN, 3.50%, 7/1/2027	50,000	51,017
Ventas Realty L.P.:
2.65%, 1/15/2025 (f)	25,000	24,915
3.10%, 1/15/2023	50,000	50,838
3.85%, 4/1/2027	100,000	103,721
4.00%, 3/1/2028	100,000	104,966
4.38%, 2/1/2045	75,000	76,163
VEREIT Operating Partnership L.P.:
3.95%, 8/15/2027	40,000	41,222
4.13%, 6/1/2021	5,000	5,132
4.60%, 2/6/2024	5,000	5,304
4.63%, 11/1/2025	50,000	53,765
4.88%, 6/1/2026	10,000	10,883
Vornado Realty L.P. 3.50%, 1/15/2025	50,000	51,234
Welltower, Inc.:
4.00%, 6/1/2025	175,000	185,288
4.13%, 3/15/2029	100,000	105,968
5.25%, 1/15/2022	50,000	53,150
Weyerhaeuser Co.:
4.00%, 11/15/2029 (a)	200,000	212,630
4.63%, 9/15/2023	25,000	26,846
WP Carey, Inc. 3.85%, 7/15/2029	100,000	101,379
		8,263,143
RETAIL — 0.7%
AutoNation, Inc. 3.35%, 1/15/2021	25,000	25,218
AutoZone, Inc.:
Security Description	Principal Amount	Value
3.13%, 4/18/2024	$ 100,000	$ 102,419
3.75%, 6/1/2027	100,000	104,609
Best Buy Co., Inc. 4.45%, 10/1/2028	50,000	52,791
Costco Wholesale Corp. 2.30%, 5/18/2022	150,000	150,898
Darden Restaurants, Inc.:
3.85%, 5/1/2027 (a)	15,000	15,482
4.55%, 2/15/2048	15,000	15,041
Dollar General Corp.:
4.13%, 5/1/2028 (a)	70,000	74,462
4.15%, 11/1/2025	25,000	26,991
Dollar Tree, Inc.:
3.70%, 5/15/2023	95,000	98,395
4.00%, 5/15/2025	100,000	103,974
4.20%, 5/15/2028	45,000	46,573
Home Depot, Inc.:
2.00%, 4/1/2021	100,000	99,950
2.13%, 9/15/2026	150,000	146,833
2.63%, 6/1/2022	150,000	152,557
2.80%, 9/14/2027	250,000	254,012
3.00%, 4/1/2026 (a)	350,000	361,921
3.75%, 2/15/2024 (a)	25,000	26,724
3.90%, 6/15/2047	200,000	216,284
4.25%, 4/1/2046	35,000	39,396
5.95%, 4/1/2041	50,000	67,745
Kohl's Corp. 5.55%, 7/17/2045	20,000	20,065
Lowe's Cos., Inc.:
2.50%, 4/15/2026	50,000	49,077
3.10%, 5/3/2027	200,000	202,806
3.38%, 9/15/2025	25,000	25,991
3.65%, 4/5/2029	70,000	73,085
3.70%, 4/15/2046	50,000	47,108
4.05%, 5/3/2047	300,000	298,626
4.25%, 9/15/2044	25,000	25,401
4.38%, 9/15/2045	25,000	26,004
4.55%, 4/5/2049	15,000	16,172
4.65%, 4/15/2042	25,000	26,819
Macy's Retail Holdings, Inc.:
3.63%, 6/1/2024 (a)	25,000	24,592
4.50%, 12/15/2034	6,000	5,524
McDonald's Corp.:
Series MTN, 2.75%, 12/9/2020	25,000	25,153
Series MTN, 3.35%, 4/1/2023 (a)	80,000	83,037
Series MTN, 3.50%, 3/1/2027	50,000	52,538
Series MTN, 3.70%, 1/30/2026	75,000	79,711
Series MTN, 3.80%, 4/1/2028 (a)	100,000	107,473
Series MTN, 4.45%, 3/1/2047	125,000	136,384
Series MTN, 4.45%, 9/1/2048	20,000	21,989
Series MTN, 4.70%, 12/9/2035	150,000	170,491

See accompanying notes to financial statements.
44

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.88%, 12/9/2045	$ 100,000	$ 115,365
O'Reilly Automotive, Inc.:
3.60%, 9/1/2027	50,000	51,428
4.35%, 6/1/2028	100,000	108,334
QVC, Inc. 5.45%, 8/15/2034	50,000	49,125
Starbucks Corp.:
2.20%, 11/22/2020 (a)	200,000	199,718
3.80%, 8/15/2025	50,000	53,363
3.85%, 10/1/2023	25,000	26,419
4.00%, 11/15/2028 (a)	50,000	54,483
4.45%, 8/15/2049	100,000	109,510
4.50%, 11/15/2048	30,000	32,917
Target Corp.:
2.50%, 4/15/2026	50,000	50,379
3.38%, 4/15/2029	100,000	106,113
3.90%, 11/15/2047	250,000	269,015
4.00%, 7/1/2042	50,000	54,324
TJX Cos., Inc. 2.25%, 9/15/2026	50,000	49,072
Walgreen Co. 3.10%, 9/15/2022 (a)	25,000	25,433
Walgreens Boots Alliance, Inc.:
3.30%, 11/18/2021	200,000	203,910
3.45%, 6/1/2026 (a)	250,000	252,692
4.50%, 11/18/2034	25,000	25,684
4.65%, 6/1/2046 (a)	25,000	24,726
Walmart, Inc.:
1.90%, 12/15/2020	250,000	249,552
2.35%, 12/15/2022	250,000	252,417
2.65%, 12/15/2024	150,000	153,372
3.13%, 6/23/2021	250,000	255,427
3.25%, 7/8/2029	80,000	84,423
3.30%, 4/22/2024	325,000	341,549
3.63%, 12/15/2047	250,000	267,142
3.70%, 6/26/2028	100,000	109,098
3.95%, 6/28/2038	125,000	139,334
4.05%, 6/29/2048	35,000	40,072
		7,454,717
SEMICONDUCTORS — 0.5%
Analog Devices, Inc. 2.95%, 1/12/2021	50,000	50,438
Applied Materials, Inc.:
3.90%, 10/1/2025	25,000	26,800
4.35%, 4/1/2047 (a)	100,000	111,568
5.10%, 10/1/2035	50,000	60,385
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.65%, 1/15/2023	200,000	197,306
3.00%, 1/15/2022 (a)	350,000	351,036
3.63%, 1/15/2024	350,000	353,146
3.88%, 1/15/2027	350,000	342,891
Broadcom, Inc.:
3.13%, 4/15/2021 (e)	250,000	251,570
Security Description	Principal Amount	Value
3.63%, 10/15/2024 (e)	$ 150,000	$ 150,783
4.75%, 4/15/2029 (e)	150,000	153,855
Intel Corp.:
2.35%, 5/11/2022	50,000	50,367
2.45%, 7/29/2020	100,000	100,233
2.88%, 5/11/2024 (a)	200,000	205,924
3.15%, 5/11/2027	200,000	208,142
3.30%, 10/1/2021	25,000	25,696
4.10%, 5/19/2046	370,000	404,288
4.10%, 5/11/2047	50,000	54,694
KLA-Tencor Corp. 4.10%, 3/15/2029	65,000	68,444
Lam Research Corp.:
3.75%, 3/15/2026	50,000	52,596
4.00%, 3/15/2029	280,000	298,379
4.88%, 3/15/2049	25,000	27,566
Micron Technology, Inc. 5.50%, 2/1/2025	25,000	25,716
NVIDIA Corp. 3.20%, 9/16/2026 (a)	50,000	51,171
NXP B.V./NXP Funding LLC 4.88%, 3/1/2024 (e)	100,000	107,268
QUALCOMM, Inc.:
2.60%, 1/30/2023	200,000	200,770
2.90%, 5/20/2024	200,000	203,020
3.25%, 5/20/2027	50,000	50,953
3.45%, 5/20/2025	50,000	52,003
4.30%, 5/20/2047	50,000	52,560
4.80%, 5/20/2045	25,000	28,040
Texas Instruments, Inc.:
2.90%, 11/3/2027	70,000	71,857
3.88%, 3/15/2039	250,000	272,002
4.15%, 5/15/2048	150,000	170,216
Xilinx, Inc. 2.95%, 6/1/2024	50,000	50,726
		4,882,409
SOFTWARE — 0.7%
Activision Blizzard, Inc.:
2.30%, 9/15/2021	250,000	249,580
4.50%, 6/15/2047	150,000	156,253
Adobe, Inc. 3.25%, 2/1/2025	25,000	26,083
Autodesk, Inc. 3.50%, 6/15/2027	50,000	50,561
Electronic Arts, Inc. 3.70%, 3/1/2021	25,000	25,467
Fidelity National Information Services, Inc.:
3.00%, 8/15/2026	200,000	202,488
3.63%, 10/15/2020	28,000	28,411
3.75%, 5/21/2029	20,000	21,218
3.88%, 6/5/2024	7,000	7,399
Series 30Y, 4.75%, 5/15/2048	50,000	55,824
Fiserv, Inc.:
2.75%, 7/1/2024	100,000	100,999

See accompanying notes to financial statements.
45

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.20%, 7/1/2026	$ 275,000	$ 281,652
3.50%, 7/1/2029	65,000	66,937
3.80%, 10/1/2023	150,000	157,801
4.20%, 10/1/2028	65,000	70,294
4.40%, 7/1/2049	60,000	63,253
Microsoft Corp.:
1.55%, 8/8/2021	200,000	198,298
2.00%, 11/3/2020	150,000	149,976
2.00%, 8/8/2023	50,000	49,934
2.40%, 2/6/2022	300,000	303,201
2.40%, 8/8/2026 (a)	200,000	201,060
2.88%, 2/6/2024	300,000	310,746
3.13%, 11/3/2025	50,000	52,634
3.30%, 2/6/2027	280,000	297,441
3.45%, 8/8/2036	50,000	52,841
3.63%, 12/15/2023 (a)	25,000	26,608
3.95%, 8/8/2056	75,000	83,483
4.00%, 2/12/2055	75,000	84,153
4.10%, 2/6/2037	250,000	285,342
4.20%, 11/3/2035	65,000	74,719
4.45%, 11/3/2045	275,000	330,918
4.50%, 2/6/2057	250,000	305,265
5.20%, 6/1/2039	50,000	64,814
Series 30Y, 4.25%, 2/6/2047	150,000	176,865
Oracle Corp.:
1.90%, 9/15/2021	200,000	198,948
2.40%, 9/15/2023	200,000	201,416
2.50%, 5/15/2022	50,000	50,504
2.63%, 2/15/2023	235,000	238,527
2.65%, 7/15/2026	45,000	45,177
2.80%, 7/8/2021 (a)	250,000	253,360
2.95%, 11/15/2024	200,000	206,028
2.95%, 5/15/2025	10,000	10,292
3.25%, 11/15/2027	50,000	52,296
3.80%, 11/15/2037	180,000	190,179
3.85%, 7/15/2036	150,000	159,634
3.90%, 5/15/2035	5,000	5,415
4.00%, 7/15/2046	180,000	193,088
4.00%, 11/15/2047	285,000	306,389
4.30%, 7/8/2034	200,000	227,446
4.38%, 5/15/2055	10,000	11,206
salesforce.com, Inc.:
3.25%, 4/11/2023	275,000	285,142
3.70%, 4/11/2028	25,000	26,935
VMware, Inc.:
2.30%, 8/21/2020	150,000	149,594
3.90%, 8/21/2027 (a)	150,000	151,703
		7,575,797
TELECOMMUNICATIONS — 1.2%
America Movil SAB de CV:
3.13%, 7/16/2022	100,000	101,951
4.38%, 7/16/2042	50,000	53,600
4.38%, 4/22/2049	200,000	215,700
6.13%, 3/30/2040	100,000	130,471
Security Description	Principal Amount	Value
AT&T, Inc.:
2.95%, 7/15/2026	$ 200,000	$ 198,462
3.20%, 3/1/2022	250,000	255,220
3.40%, 5/15/2025	250,000	256,850
3.55%, 6/1/2024	25,000	25,973
3.60%, 7/15/2025	300,000	311,598
3.80%, 2/15/2027	150,000	155,775
3.90%, 3/11/2024 (a)	25,000	26,383
4.10%, 2/15/2028	184,000	194,786
4.13%, 2/17/2026	350,000	373,096
4.30%, 2/15/2030	380,000	406,041
4.35%, 3/1/2029	110,000	118,382
4.45%, 4/1/2024	25,000	26,928
4.50%, 5/15/2035	300,000	314,436
4.55%, 3/9/2049	208,000	212,543
4.65%, 6/1/2044	25,000	25,801
4.75%, 5/15/2046	30,000	31,566
4.80%, 6/15/2044	50,000	52,691
4.85%, 3/1/2039	70,000	75,298
4.85%, 7/15/2045	50,000	53,442
5.15%, 11/15/2046	300,000	331,599
5.15%, 2/15/2050	150,000	165,820
5.25%, 3/1/2037	400,000	448,800
5.45%, 3/1/2047	250,000	287,372
5.65%, 2/15/2047	150,000	176,238
Bell Canada, Inc.:
4.30%, 7/29/2049	55,000	59,342
4.46%, 4/1/2048	30,000	32,949
British Telecommunications PLC 5.13%, 12/4/2028	200,000	223,892
Cisco Systems, Inc.:
1.85%, 9/20/2021	200,000	198,810
2.20%, 2/28/2021	100,000	100,106
3.00%, 6/15/2022	25,000	25,694
3.50%, 6/15/2025	25,000	26,714
3.63%, 3/4/2024 (a)	25,000	26,664
5.50%, 1/15/2040	300,000	395,073
Motorola Solutions, Inc.:
4.00%, 9/1/2024	25,000	26,032
4.60%, 2/23/2028	125,000	131,068
4.60%, 5/23/2029 (a)	50,000	52,576
Orange SA 5.50%, 2/6/2044 (a)	50,000	61,991
Rogers Communications, Inc.:
3.00%, 3/15/2023 (a)	30,000	30,579
4.30%, 2/15/2048	40,000	42,728
4.35%, 5/1/2049	155,000	167,405
5.00%, 3/15/2044	50,000	57,984
Telefonica Emisiones SA:
4.67%, 3/6/2038	150,000	156,123
5.21%, 3/8/2047	300,000	329,850
5.52%, 3/1/2049	150,000	173,019
7.05%, 6/20/2036	25,000	32,734
Telefonica Europe B.V. 8.25%, 9/15/2030	25,000	35,036

See accompanying notes to financial statements.
46

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
TELUS Corp. 4.60%, 11/16/2048	$ 150,000	$ 166,428
Verizon Communications, Inc.:
2.63%, 8/15/2026	50,000	49,689
3.13%, 3/16/2022	250,000	256,117
3.38%, 2/15/2025	250,000	260,977
3.50%, 11/1/2024	50,000	52,556
3.88%, 2/8/2029	10,000	10,725
4.02%, 12/3/2029 (e)	500,000	542,170
4.27%, 1/15/2036	28,000	30,332
4.33%, 9/21/2028	285,000	315,652
4.40%, 11/1/2034	250,000	277,487
4.50%, 8/10/2033	250,000	281,682
4.52%, 9/15/2048	25,000	27,993
4.81%, 3/15/2039	100,000	114,889
5.01%, 4/15/2049	650,000	773,305
5.15%, 9/15/2023	300,000	335,277
5.25%, 3/16/2037	150,000	179,835
5.50%, 3/16/2047	350,000	442,477
Vodafone Group PLC:
3.75%, 1/16/2024	170,000	177,730
4.13%, 5/30/2025 (a)	50,000	53,240
4.38%, 5/30/2028 (a)	305,000	329,696
4.38%, 2/19/2043	75,000	74,494
5.25%, 5/30/2048	225,000	247,864
		12,413,806
TEXTILES — 0.0% (b)
Cintas Corp. No. 2 3.70%, 4/1/2027	150,000	159,799
TOYS/GAMES/HOBBIES — 0.0% (b)
Hasbro, Inc. 3.50%, 9/15/2027	30,000	30,416
TRANSPORTATION — 0.5%
Burlington Northern Santa Fe LLC:
3.40%, 9/1/2024	100,000	105,404
3.75%, 4/1/2024	25,000	26,574
3.90%, 8/1/2046	100,000	107,134
4.05%, 6/15/2048	155,000	171,146
4.13%, 6/15/2047	150,000	166,651
4.15%, 12/15/2048 (a)	30,000	33,697
4.45%, 3/15/2043	50,000	57,102
4.55%, 9/1/2044	50,000	57,934
4.90%, 4/1/2044	125,000	151,506
Canadian National Railway Co.:
2.75%, 3/1/2026	100,000	101,245
2.95%, 11/21/2024	50,000	51,360
3.20%, 8/2/2046	25,000	24,460
3.65%, 2/3/2048	50,000	52,753
Canadian Pacific Railway Co.:
4.00%, 6/1/2028	100,000	109,128
4.80%, 9/15/2035	30,000	34,307
CSX Corp.:
Security Description	Principal Amount	Value
3.25%, 6/1/2027	$ 50,000	$ 51,579
3.40%, 8/1/2024	25,000	26,163
3.80%, 3/1/2028	50,000	53,677
3.80%, 11/1/2046	100,000	101,126
4.10%, 3/15/2044	75,000	78,700
4.25%, 3/15/2029 (a)	95,000	105,698
4.30%, 3/1/2048	50,000	54,179
4.50%, 3/15/2049	125,000	140,221
4.65%, 3/1/2068	50,000	53,583
FedEx Corp.:
3.40%, 1/14/2022	150,000	153,808
3.40%, 2/15/2028	50,000	51,542
3.90%, 2/1/2035	200,000	201,026
4.00%, 1/15/2024	25,000	26,744
4.05%, 2/15/2048	50,000	48,253
4.55%, 4/1/2046	100,000	102,470
4.75%, 11/15/2045	25,000	26,321
4.95%, 10/17/2048	100,000	109,526
Kansas City Southern 4.70%, 5/1/2048	50,000	55,950
Norfolk Southern Corp.:
2.90%, 6/15/2026	150,000	152,116
3.00%, 4/1/2022	25,000	25,458
3.15%, 6/1/2027	50,000	51,365
3.94%, 11/1/2047	100,000	103,962
4.45%, 6/15/2045	19,000	21,111
5.10%, 8/1/2118	50,000	56,689
Ryder System, Inc.:
Series MTN, 2.80%, 3/1/2022	100,000	100,868
Series MTN, 3.45%, 11/15/2021	100,000	102,198
Union Pacific Corp.:
2.75%, 3/1/2026	50,000	50,430
2.95%, 3/1/2022	350,000	356,468
3.20%, 6/8/2021	35,000	35,651
3.50%, 6/8/2023	50,000	52,103
3.80%, 10/1/2051	52,000	52,276
3.95%, 9/10/2028	280,000	306,107
4.05%, 3/1/2046	175,000	182,854
4.10%, 9/15/2067	15,000	14,993
4.30%, 3/1/2049	250,000	276,492
4.38%, 9/10/2038	110,000	120,974
4.50%, 9/10/2048	130,000	147,551
United Parcel Service, Inc.:
2.05%, 4/1/2021	150,000	149,721
2.35%, 5/16/2022	50,000	50,295
2.40%, 11/15/2026	30,000	29,688
2.45%, 10/1/2022	125,000	126,346
2.50%, 4/1/2023	150,000	151,449
3.05%, 11/15/2027 (a)	50,000	51,662
3.75%, 11/15/2047 (a)	175,000	176,659
		5,636,453
TRUCKING & LEASING — 0.0% (b)
GATX Corp.:

See accompanying notes to financial statements.
47

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.85%, 3/30/2027	$ 50,000	$ 51,525
4.55%, 11/7/2028	50,000	54,214
4.70%, 4/1/2029 (a)	25,000	27,552
		133,291
WATER — 0.0% (b)
American Water Capital Corp.:
2.95%, 9/1/2027	121,000	121,316
3.40%, 3/1/2025 (a)	25,000	26,004
3.75%, 9/1/2028	100,000	106,618
3.75%, 9/1/2047 (a)	100,000	101,196
4.30%, 12/1/2042	25,000	27,080
		382,214
TOTAL CORPORATE BONDS & NOTES (Cost $257,951,019)		266,761,485
ASSET-BACKED SECURITIES — 0.4%
ASSET-BACKED - OTHER — 0.0% (b)
Ally Master Owner Trust Series 2018-1, Class A2, 2.70%, 1/17/2023	100,000	100,667
Ford Credit Floorplan Master Owner Trust Series 2017-2, Class A1, 2.16%, 9/15/2022	150,000	149,780
		250,447
AUTOMOBILE — 0.2%
Ally Auto Receivables Trust Series 2017-2, Class A4, 2.10%, 3/15/2022	200,000	199,626
Carmax Auto Owner Trust 2016-3 Series 2016-3, Class A4, 1.60%, 1/18/2022	200,000	198,571
CarMax Auto Owner Trust 2017-2 Series 2017-2, Class B, 2.41%, 12/15/2022	200,000	200,400
Drive Auto Receivables Trust Series 2018-4, Class D, 4.09%, 1/15/2026	100,000	103,065
GM Financial Automobile Leasing Trust Series 2019-1, Class A3, 2.98%, 12/20/2021	100,000	101,250
GM Financial Consumer Automobile Receivables Trust Series 2019-2, Class A3, 2.65%, 2/16/2024	200,000	202,779
Nissan Auto Lease Trust 2018-A Series 2018-A, Class A4, 3.35%, 9/15/2023	200,000	203,742
Security Description	Principal Amount	Value
Nissan Auto Receivables 2018-B Owner Trust Series 2018-B, Class A3, 3.06%, 3/15/2023	$ 60,000	$ 60,992
Nissan Auto Receivables 2019-A Owner Trust Series 2019-A, Class A3, 2.90%, 10/16/2023	100,000	101,812
Santander Drive Auto Receivables Trust:
Series 2018-1, Class D, 3.32%, 3/15/2024	85,000	86,094
Series 2018-4, Class C, 3.56%, 7/15/2024	50,000	50,726
World Omni Auto Receivables Trust Series 2019-B, Class A3, 2.59%, 7/15/2024	111,000	112,243
World Omni Automobile Lease Securitization Trust Series 2018-B, Class A3, 3.19%, 12/15/2021	50,000	50,800
		1,672,100
CREDIT CARD — 0.2%
American Express Credit Account Master Trust:
Series 2018-8, Class A, 3.18%, 4/15/2024	68,000	69,658
Series 2017-7, Class A, 2.35%, 5/15/2025	300,000	302,534
Series 2019-1, Class A, 2.87%, 10/15/2024	100,000	102,132
BA Credit Card Trust Series 2018-A2, Class A2, 3.00%, 9/15/2023	300,000	304,960
Capital One Multi-Asset Execution Trust:
Series 2016-A5, Class A5, 1.66%, 6/17/2024	200,000	198,362
Series 2017-A4, Class A4, 1.99%, 7/17/2023	300,000	299,176
Citibank Credit Card Issuance Trust Series 2014-A1, Class A1, 2.88%, 1/23/2023	100,000	101,152
Synchrony Card Funding LLC Series 2019-A2, Class A, 2.34%, 6/16/2025	150,000	150,389
Synchrony Credit Card Master Note Trust Series 2016-2, Class A, 2.21%, 5/15/2024	400,000	400,609
		1,928,972
TOTAL ASSET-BACKED SECURITIES (Cost $3,811,994)		3,851,519

See accompanying notes to financial statements.
48

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 3.7%
AUSTRIA — 0.0% (b)
Oesterreichische Kontrollbank AG:
1.88%, 01/20/2021	$ 100,000	$ 99,912
2.63%, 01/31/2022 (a)	200,000	203,988
Series GMTN, 2.88%, 03/13/2023	100,000	103,629
		407,529
CANADA — 0.4%
Canada Government International Bond 2.00%, 11/15/2022 (a)	275,000	277,095
Export Development Canada:
1.38%, 10/21/2021	50,000	49,516
1.50%, 05/26/2021	50,000	49,672
2.00%, 05/17/2022 (a)	50,000	50,280
2.50%, 01/24/2023	200,000	204,696
Province of Alberta Canada:
2.20%, 07/26/2022	50,000	50,380
3.30%, 03/15/2028	400,000	428,508
Province of British Columbia Canada:
2.25%, 06/02/2026	150,000	151,256
2.65%, 09/22/2021	50,000	50,837
Province of Manitoba Canada:
2.13%, 06/22/2026	250,000	248,310
Series GX, 2.60%, 04/16/2024 (a)	100,000	102,635
Province of New Brunswick Canada 3.63%, 2/24/2028	50,000	54,515
Province of Ontario Canada:
2.20%, 10/03/2022	250,000	252,085
2.30%, 06/15/2026	500,000	503,550
2.40%, 02/08/2022	350,000	354,273
2.50%, 09/10/2021	25,000	25,309
2.50%, 04/27/2026 (a)	350,000	356,611
2.55%, 02/12/2021	200,000	201,796
Province of Quebec Canada:
2.38%, 01/31/2022	200,000	202,484
2.50%, 04/20/2026 (a)	250,000	255,278
2.63%, 02/13/2023 (a)	250,000	255,887
2.75%, 08/25/2021	50,000	50,901
2.75%, 04/12/2027 (a)	200,000	207,552
Series QO, 2.88%, 10/16/2024	200,000	208,498
		4,591,924
CHILE — 0.1%
Chile Government International Bond:
3.13%, 01/21/2026	50,000	52,047
3.24%, 02/06/2028 (a)	200,000	210,046
Security Description	Principal Amount	Value
3.86%, 06/21/2047	$ 300,000	$ 324,870
		586,963
COLOMBIA — 0.1%
Colombia Government International Bond:
3.88%, 04/25/2027	200,000	208,708
4.00%, 02/26/2024	275,000	288,002
4.50%, 01/28/2026	250,000	270,087
5.00%, 06/15/2045	200,000	221,096
5.63%, 02/26/2044	200,000	236,846
		1,224,739
GERMANY — 0.5%
FMS Wertmanagement 2.75%, 3/6/2023	300,000	309,708
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 06/29/2037	100,000	63,318
1.50%, 06/15/2021	700,000	695,429
1.88%, 12/15/2020	350,000	349,769
2.00%, 05/02/2025	100,000	100,644
2.13%, 03/07/2022 (a)	250,000	252,197
2.13%, 06/15/2022	250,000	252,425
2.13%, 01/17/2023	100,000	101,076
2.38%, 12/29/2022	250,000	254,855
2.50%, 02/15/2022	500,000	509,015
2.50%, 11/20/2024	300,000	309,675
2.63%, 04/12/2021	300,000	303,948
2.63%, 01/25/2022	50,000	51,033
2.63%, 02/28/2024	500,000	517,370
2.88%, 04/03/2028	490,000	521,272
Series GMTN, 3.13%, 12/15/2021	500,000	515,890
Landwirtschaftliche Rentenbank:
3.13%, 11/14/2023	100,000	105,339
Series 36, 2.00%, 12/06/2021	150,000	150,657
Series 37, 2.50%, 11/15/2027 (a)	50,000	51,638
		5,415,258
HUNGARY — 0.0% (b)
Hungary Government International Bond:
5.38%, 03/25/2024	350,000	394,800
6.38%, 03/29/2021	150,000	160,221
		555,021
INDONESIA — 0.1%
Indonesia Government International Bond:
2.95%, 01/11/2023	275,000	276,700
4.75%, 02/11/2029	150,000	166,611
5.35%, 02/11/2049 (a)	100,000	119,738
		563,049
ISRAEL — 0.0% (b)
Israel Government International Bond:

See accompanying notes to financial statements.
49

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.88%, 03/16/2026	$ 100,000	$ 103,347
3.25%, 01/17/2028	100,000	105,609
4.00%, 06/30/2022	50,000	52,693
4.13%, 01/17/2048	100,000	109,531
		371,180
ITALY — 0.0% (b)
Republic of Italy Government International Bond 5.38%, 6/15/2033	50,000	55,537
JAPAN — 0.2%
Japan Bank for International Cooperation:
1.50%, 07/21/2021 (a)	25,000	24,782
2.13%, 07/21/2020	200,000	200,060
2.50%, 06/01/2022	200,000	202,790
2.50%, 05/23/2024	200,000	203,542
2.75%, 11/16/2027	200,000	205,492
2.88%, 07/21/2027	100,000	103,783
3.25%, 07/20/2023	150,000	156,789
3.38%, 10/31/2023	200,000	210,538
Series DTC, 1.88%, 04/20/2021	225,000	224,586
Series DTC, 2.38%, 04/20/2026	200,000	201,540
		1,733,902
MEXICO — 0.2%
Mexico Government International Bond:
3.63%, 03/15/2022 (a)	100,000	102,420
3.75%, 01/11/2028	100,000	101,863
4.00%, 10/02/2023	80,000	83,523
4.13%, 01/21/2026	125,000	130,839
4.15%, 03/28/2027	400,000	418,944
4.50%, 04/22/2029	250,000	268,005
4.60%, 02/10/2048	400,000	412,680
5.55%, 01/21/2045 (a)	450,000	524,524
6.05%, 01/11/2040 (a)	30,000	35,810
Series GMTN, 3.50%, 01/21/2021 (a)	200,000	203,110
Series MTN, 4.75%, 03/08/2044	100,000	104,460
		2,386,178
PANAMA — 0.1%
Panama Government International Bond:
3.75%, 03/16/2025	150,000	158,377
3.88%, 03/17/2028	200,000	213,898
4.50%, 05/15/2047	50,000	56,464
4.50%, 04/16/2050	200,000	224,994
6.70%, 01/26/2036	50,000	68,172
		721,905
Security Description	Principal Amount	Value
PERU — 0.0% (b)
Peruvian Government International Bond:
2.84%, 06/20/2030	$ 55,000	$ 55,471
4.13%, 08/25/2027	150,000	167,172
5.63%, 11/18/2050 (a)	150,000	206,930
6.55%, 03/14/2037	25,000	35,323
		464,896
PHILIPPINES — 0.1%
Philippine Government International Bond:
3.70%, 03/01/2041 (a)	200,000	217,230
3.70%, 02/02/2042 (a)	100,000	108,825
3.95%, 01/20/2040	200,000	223,334
4.00%, 01/15/2021 (a)	100,000	102,631
4.20%, 01/21/2024	300,000	323,322
5.00%, 01/13/2037	150,000	188,056
7.75%, 01/14/2031	100,000	147,479
		1,310,877
POLAND — 0.1%
Poland Government International Bond:
3.00%, 03/17/2023 (a)	50,000	51,391
3.25%, 04/06/2026 (a)	175,000	185,122
4.00%, 01/22/2024 (a)	150,000	161,499
5.00%, 03/23/2022	50,000	53,738
5.13%, 04/21/2021	250,000	262,947
		714,697
SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
2.13%, 02/11/2021	100,000	99,766
2.38%, 04/21/2027	25,000	24,325
3.00%, 11/01/2022 (a)	250,000	255,263
3.25%, 11/10/2025	150,000	156,666
3.50%, 11/27/2021	250,000	257,042
Korea Development Bank:
2.50%, 01/13/2021	100,000	100,356
2.75%, 03/19/2023	200,000	202,746
3.00%, 01/13/2026	100,000	101,577
Korea International Bank 3.50%, 9/20/2028	200,000	216,214
		1,413,955
SUPRANATIONAL — 1.5%
African Development Bank:
3.00%, 09/20/2023	150,000	156,882
Series GDIF, 1.25%, 07/26/2021	25,000	24,709
Series GDIF, 2.63%, 03/22/2021	100,000	101,272
Series GMTN, 3.00%, 12/06/2021	30,000	30,852
Asian Development Bank:
2.63%, 01/30/2024	200,000	206,716

See accompanying notes to financial statements.
50

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.88%, 11/27/2020	$ 185,000	$ 187,375
Series GMTN, 1.63%, 03/16/2021	150,000	149,382
Series GMTN, 1.75%, 06/08/2021	100,000	99,809
Series GMTN, 1.75%, 09/13/2022	250,000	249,687
Series GMTN, 2.00%, 02/16/2022	150,000	150,802
Series GMTN, 2.00%, 04/24/2026	100,000	100,216
Series GMTN, 2.13%, 11/24/2021	75,000	75,584
Series GMTN, 2.25%, 01/20/2021	300,000	301,614
Series GMTN, 2.38%, 08/10/2027	50,000	51,205
Series GMTN, 2.50%, 11/02/2027	100,000	103,325
Series GMTN, 2.63%, 01/12/2027	50,000	52,265
Series GMTN, 2.75%, 03/17/2023	85,000	87,859
Series GMTN, 3.13%, 09/26/2028	50,000	54,276
Corp. Andina de Fomento:
2.13%, 09/27/2021	50,000	49,641
2.20%, 07/18/2020	250,000	249,020
2.75%, 01/06/2023 (a)	100,000	100,738
Council Of Europe Development Bank:
1.63%, 03/16/2021	50,000	49,780
2.50%, 02/27/2024	30,000	30,849
2.63%, 02/13/2023 (a)	60,000	61,670
European Bank for Reconstruction & Development:
Series GMTN, 1.13%, 08/24/2020	100,000	99,034
Series GMTN, 1.88%, 02/23/2022	75,000	75,107
Series GMTN, 2.00%, 02/01/2021	250,000	250,385
Series GMTN, 2.75%, 04/26/2021	150,000	152,338
European Investment Bank:
1.63%, 08/14/2020	250,000	249,017
1.63%, 06/15/2021	150,000	149,414
1.88%, 02/10/2025	100,000	100,023
2.00%, 03/15/2021	225,000	225,513
2.00%, 12/15/2022	250,000	251,760
2.13%, 10/15/2021	50,000	50,363
2.13%, 04/13/2026	100,000	101,158
2.25%, 03/15/2022	250,000	253,077
2.38%, 06/15/2022 (a)	350,000	355,939
2.38%, 05/24/2027 (a)	100,000	102,992
2.50%, 04/15/2021	50,000	50,560
Security Description	Principal Amount	Value
2.50%, 03/15/2023	$ 145,000	$ 148,647
2.50%, 10/15/2024	25,000	25,798
2.63%, 05/20/2022	2,000,000	2,047,140
Series DIP, 1.38%, 09/15/2021	200,000	198,166
Series GMTN, 2.38%, 05/13/2021	250,000	252,415
Series GMTN, 2.88%, 08/15/2023 (a)	350,000	364,630
Series GMTN, 3.13%, 12/14/2023	350,000	369,278
Inter-American Development Bank:
1.88%, 03/15/2021	250,000	250,035
2.13%, 11/09/2020	25,000	25,059
2.25%, 06/18/2029	250,000	253,200
2.38%, 07/07/2027	100,000	102,366
2.50%, 01/18/2023	100,000	102,363
3.00%, 02/21/2024	100,000	105,083
3.13%, 09/18/2028	100,000	108,616
4.38%, 01/24/2044	75,000	97,149
Series GMTN, 1.75%, 09/14/2022	350,000	349,405
Series GMTN, 2.13%, 01/18/2022	350,000	352,807
Series GMTN, 2.63%, 04/19/2021	190,000	192,584
Series GMTN, 3.00%, 09/26/2022	100,000	103,732
International Bank for Reconstruction & Development:
2.00%, 01/26/2022	300,000	301,563
2.13%, 11/01/2020	25,000	25,068
2.13%, 07/01/2022	200,000	202,030
3.00%, 09/27/2023	350,000	366,775
Series GDIF, 1.38%, 05/24/2021	275,000	272,627
Series GDIF, 1.38%, 09/20/2021	300,000	297,285
Series GDIF, 1.63%, 09/04/2020	250,000	249,042
Series GDIF, 1.88%, 06/19/2023	300,000	301,002
Series GDIF, 2.13%, 12/13/2021	400,000	403,224
Series GDIF, 2.50%, 11/25/2024	300,000	309,789
Series GDIF, 2.50%, 07/29/2025	200,000	206,520
Series GDIF, 2.50%, 11/22/2027	250,000	259,030
Series GDIF, 2.75%, 07/23/2021	450,000	458,536
Series GMTN, 4.75%, 02/15/2035	25,000	32,100
International Finance Corp.:

See accompanying notes to financial statements.
51

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 1.13%, 07/20/2021	$ 125,000	$ 123,310
Series GMTN, 2.13%, 04/07/2026	100,000	101,063
Series GMTN, 2.25%, 01/25/2021	300,000	301,668
Series GMTN, 2.88%, 07/31/2023 (a)	150,000	156,198
Nordic Investment Bank:
2.13%, 02/01/2022	200,000	201,570
2.25%, 02/01/2021 (a)	300,000	301,566
		15,510,647
SWEDEN — 0.1%
Svensk Exportkredit AB:
2.00%, 08/30/2022	200,000	200,746
Series GMTN, 3.13%, 11/08/2021 (a)	250,000	257,127
Series MTN, 2.75%, 10/07/2020	250,000	252,323
		710,196
URUGUAY — 0.1%
Uruguay Government International Bond:
4.38%, 10/27/2027	225,000	243,182
4.38%, 01/23/2031	280,000	302,876
5.10%, 06/18/2050	175,000	197,094
		743,152
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $38,433,770)		39,481,605
U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.0%
Federal Farm Credit Banks:
2.53%, 2/14/2022	500,000	508,650
2.60%, 1/18/2022	150,000	152,925
2.88%, 7/17/2023	100,000	103,880
3.50%, 12/20/2023	50,000	53,456
Federal Home Loan Bank:
1.13%, 7/14/2021 (a)	400,000	394,648
1.38%, 2/18/2021	100,000	99,242
1.88%, 7/7/2021	230,000	230,152
1.88%, 11/29/2021 (a)	700,000	701,400
2.15%, 9/26/2022	50,000	49,718
2.50%, 2/13/2024	220,000	226,428
2.88%, 9/13/2024	50,000	52,420
3.25%, 6/9/2028	500,000	539,605
3.25%, 11/16/2028 (a)	30,000	32,605
3.38%, 12/8/2023	50,000	53,227
5.50%, 7/15/2036	135,000	187,871
1.38%, 9/28/2020	500,000	496,675
2.25%, 6/11/2021	75,000	75,503
2.30%, 7/19/2022	100,000	99,789
Security Description	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
1.63%, 9/29/2020	$ 500,000	$ 498,255
2.38%, 2/16/2021	250,000	252,123
2.38%, 1/13/2022	325,000	329,664
2.50%, 10/1/2029	43,978	44,425
2.50%, 1/1/2031	88,324	89,217
2.50%, 5/1/2031	144,888	146,166
2.50%, 6/1/2031	264,695	267,030
2.50%, 10/1/2031	244,050	246,203
2.50%, 12/1/2031	286,795	289,324
2.50%, 12/1/2032	1,273,262	1,283,684
2.50%, 2/1/2033	1,527,518	1,540,022
2.50%, 9/1/2046	2,010,471	1,998,219
2.55%, 6/20/2022	150,000	150,020
2.55%, 6/24/2022	150,000	150,042
2.75%, 1/30/2023	150,000	150,080
2.82%, 5/20/2024	100,000	100,246
3.00%, 12/1/2030	112,520	115,097
3.00%, 5/1/2031	88,172	90,067
3.00%, 12/1/2031	441,402	450,886
3.00%, 2/1/2032	696,621	711,588
3.00%, 5/1/2032	725,592	740,870
3.00%, 7/1/2032	225,063	229,802
3.00%, 1/1/2033	948,322	968,289
3.00%, 5/1/2035	65,570	66,891
3.00%, 4/1/2036	471,798	480,854
3.00%, 6/1/2036	287,465	292,983
3.00%, 2/1/2038	1,171,262	1,193,544
3.00%, 7/1/2043	3,402,567	3,468,028
3.00%, 6/1/2045	101,592	103,264
3.00% 8/1/2045	555,475	565,636
3.00%, 4/1/2046	452,335	458,881
3.00%, 6/1/2046	152,585	154,793
3.00%, 8/1/2046	780,364	791,657
3.00%, 9/1/2046	255,353	259,049
3.00%, 10/1/2046	435,369	441,670
3.00% 11/1/2046	1,392,770	1,412,925
3.00% 12/1/2046	1,219,100	1,236,743
3.00%, 1/1/2047	910,818	923,999
3.00% 2/1/2047	1,733,540	1,758,627
3.00%, 11/1/2047	912,009	922,918
3.00%, 1/1/2048	1,422,688	1,439,705
3.00%, 2/1/2048	1,836,961	1,858,934
3.50%, 4/1/2032	408,616	422,800
3.50%, 6/1/2033	1,083,427	1,119,399
3.50%, 9/1/2033	819,184	846,382
3.50%, 11/1/2034	272,742	282,829
3.50%, 3/1/2037	385,641	398,094
3.50%, 4/1/2042	292,081	302,965
3.50%, 12/1/2042	242,627	251,544
3.50%, 8/1/2043	650,867	673,968
3.50%, 5/1/2044	2,001,185	2,080,458
3.50%, 11/1/2044	54,856	56,711
3.50%, 1/1/2045	71,616	74,037

See accompanying notes to financial statements.
52

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.50% 7/1/2045	$ 407,740	$ 420,593
3.50%, 10/1/2045	73,120	75,357
3.50% 12/1/2045	827,908	853,599
3.50%, 1/1/2046	106,610	109,871
3.50%, 3/1/2046	222,558	229,286
3.50%, 4/1/2046	325,911	335,764
3.50%, 6/1/2046	371,662	382,898
3.50%, 8/1/2046	3,901,659	4,021,016
3.50%, 9/1/2046	1,730,772	1,786,481
3.50%, 12/1/2046	1,103,721	1,137,088
3.50%, 2/1/2047	781,243	804,862
3.50%, 3/1/2047	799,921	823,666
3.50%, 4/1/2047	526,530	542,160
3.50%, 6/1/2047	564,027	580,770
3.50% 10/1/2047	865,620	891,314
3.50%, 11/1/2047	225,005	231,684
3.50%, 12/1/2047	450,644	464,021
3.50%, 1/1/2048	2,273,220	2,340,698
3.50%, 7/1/2048	1,380,101	1,414,964
3.50%, 4/1/2049	1,474,702	1,509,236
4.00%, 4/1/2025	9,328	9,355
4.00%, 11/1/2033	887,762	927,361
4.00%, 4/1/2042	39,393	41,587
4.00%, 6/1/2042	104,743	110,302
4.00%, 7/1/2042	2,037,189	2,150,647
4.00%, 12/1/2044	48,010	50,372
4.00%, 4/1/2045	39,793	41,626
4.00%, 10/1/2045	97,746	102,250
4.00%, 12/1/2045	160,756	168,164
4.00%, 1/1/2046	670,286	701,174
4.00%, 2/1/2046	251,696	263,295
4.00%, 7/1/2046	1,085,744	1,134,122
4.00%, 1/1/2047	704,942	736,353
4.00%, 2/1/2047	349,604	365,181
4.00%, 6/1/2047	783,255	816,112
4.00%, 9/1/2047	876,597	913,370
4.00%, 11/1/2047	678,965	707,448
4.00%, 1/1/2048	1,780,501	1,855,194
4.00%, 8/1/2048	1,354,683	1,404,718
4.00%, 10/1/2048	3,651,565	3,786,434
4.00%, 4/1/2049	487,161	504,798
4.50%, 5/1/2042	892,806	959,868
4.50%, 5/1/2044	160,999	171,290
4.50%, 12/1/2045	571,891	608,446
4.50%, 9/1/2046	412,734	437,138
4.50%, 4/1/2047	386,992	408,065
4.50%, 10/1/2047	535,083	564,220
4.50%, 12/1/2047	237,401	250,329
4.50%, 7/1/2048	1,784,127	1,865,907
4.50%, 11/1/2048	1,096,268	1,150,763
4.50%, 4/1/2049	1,436,194	1,503,912
5.00%, 7/1/2041	163,680	176,583
5.50%, 8/1/2038	484,538	527,613
6.00%, 7/1/2040	173,980	199,272
6.25%, 7/15/2032 (a)	460,000	660,293
Security Description	Principal Amount	Value
1.70%, 9/29/2020	$ 100,000	$ 99,581
Series GMTN, 1.88%, 11/17/2020	300,000	299,877
Series K025, Class A2, 2.68%, 10/25/2022	125,000	127,280
Series K028, Class A2, 3.11%, 2/25/2023	100,000	103,389
Series K039, Class A2, 3.30%, 7/25/2024	400,000	420,459
Series K040, Class A2, 3.24%, 9/25/2024	575,000	603,719
Series K049, Class A2, 3.01%, 7/25/2025	200,000	208,245
Series K054, Class A2, 2.75%, 1/25/2026	500,000	513,401
Series K062, Class A2, 3.41%, 12/25/2026	400,000	427,489
Series K079, Class A2, 3.93%, 6/25/2028	400,000	444,887
Series K085, Class A2, 4.06%, 10/25/2028 (c)	250,000	281,146
Series K086, Class A2, 3.86%, 11/25/2028 (c)	160,001	177,564
Series K090, Class A2, 3.42%, 2/25/2029	163,934	176,217
Series K092, Class A2, 3.30%, 4/25/2029	350,000	373,090
Series K093, Class A2, 2.98%, 5/25/2029	100,000	103,880
Series K716, Class A2, 3.13%, 6/25/2021	250,000	252,819
Series K718, Class A2, 2.79%, 1/25/2022	500,000	507,033
Series K724, Class A2, 3.06%, 11/25/2023 (c)	500,000	517,728
Series K730, Class A2, 3.59%, 1/25/2025 (c)	250,000	266,531
Series K734, Class A2, 3.21%, 2/25/2026	350,000	367,855
Federal National Mortgage Association:
1.25%, 5/6/2021	275,000	272,300
1.38%, 10/7/2021	325,000	321,799
1.50%, 7/30/2020	500,000	497,485
1.88%, 4/5/2022	500,000	500,855
1.88%, 9/24/2026 (a)	500,000	495,200
2.00%, 1/5/2022	150,000	150,669
2.00%, 10/5/2022	250,000	251,630
2.00%, 11/1/2031	146,878	145,209
2.13%, 4/24/2026	200,000	201,022
2.25%, 4/12/2022 (a)	210,000	212,617
2.50%, 2/5/2024 (a)	750,000	772,492
2.50%, 3/1/2029	247,401	249,631
2.50%, 2/1/2031	139,048	140,380
2.50%, 10/1/2031	236,805	238,769
2.50%, 12/1/2031	415,008	418,449
2.50%, 1/1/2032	141,188	142,359

See accompanying notes to financial statements.
53

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 4/1/2032	$ 1,437,233	$ 1,449,152
2.50%, 10/1/2032	602,857	607,475
2.50%, 12/1/2032	1,246,195	1,255,741
2.50%, 1/1/2033	673,448	678,607
2.63%, 1/11/2022	750,000	765,495
2.63%, 9/6/2024 (a)	250,000	259,538
2.88%, 9/12/2023	500,000	520,970
3.00%, 10/1/2028	87,905	89,861
3.00%, 8/1/2029	44,024	44,999
3.00%, 5/1/2030	269,082	274,964
3.00%, 6/1/2030	53,951	55,157
3.00%, 9/1/2030	47,515	48,577
3.00%, 11/1/2030	98,568	100,771
3.00%, 12/1/2030	69,113	70,658
3.00%, 4/1/2031	265,802	271,363
3.00%, 12/1/2031	400,018	408,386
3.00% 2/1/2032	1,621,980	1,655,913
3.00%, 5/1/2032	658,330	671,820
3.00%, 8/1/2032	228,094	232,767
3.00%, 10/1/2032	397,210	405,349
3.00%, 2/1/2033	1,254,063	1,279,759
3.00%, 7/1/2034	750,000	764,888
3.00%, 6/1/2036	86,923	88,541
3.00%, 8/1/2036	434,200	442,281
3.00%, 9/1/2036	806,595	821,606
3.00%, 10/1/2036	225,824	230,027
3.00%, 12/1/2036	391,708	398,998
3.00%, 11/1/2037	717,823	731,323
3.00%, 6/1/2042	1,453,974	1,481,319
3.00%, 6/1/2043	291,061	296,535
3.00%, 7/1/2043	86,426	88,038
3.00%, 2/1/2044	740,382	754,190
3.00%, 1/1/2045	1,232,571	1,255,560
3.00%, 5/1/2045	1,016,057	1,035,007
3.00%, 9/1/2045	86,757	88,133
3.00% 11/1/2045	663,796	674,324
3.00%, 12/1/2045	119,958	121,861
3.00%, 5/1/2046	840,352	852,017
3.00%, 7/1/2046	965,040	978,436
3.00%, 10/1/2046	241,797	245,154
3.00%, 11/1/2046	1,211,379	1,228,195
3.00% 12/1/2046	973,845	987,364
3.00% 1/1/2047	2,682,513	2,719,749
3.00%, 2/1/2047	840,363	852,028
3.00%, 5/1/2047	852,024	861,710
3.00%, 11/1/2047	645,081	652,415
3.00%, 2/1/2048	4,778,815	4,833,143
3.50%, 11/1/2025	39,112	40,371
3.50%, 1/1/2027	42,551	43,921
3.50%, 5/1/2029	50,002	51,743
3.50%, 10/1/2029	40,543	41,955
3.50%, 2/1/2031	459,514	474,470
3.50%, 3/1/2032	345,669	357,137
3.50%, 4/1/2032	498,131	514,802
3.50%, 2/1/2033	1,014,712	1,049,344
Security Description	Principal Amount	Value
3.50%, 12/1/2035	$ 56,025	$ 58,017
3.50%, 1/1/2037	365,657	378,341
3.50%, 2/1/2037	570,051	589,825
3.50%, 7/1/2037	320,022	330,167
3.50%, 4/1/2038	722,362	744,839
3.50%, 2/1/2041	121,644	126,105
3.50%, 10/1/2044	43,907	45,364
3.50% 1/1/2045	129,537	133,834
3.50% 2/1/2045	5,880,727	6,093,428
3.50%, 5/1/2045	54,608	56,246
3.50% 8/1/2045	177,261	182,841
3.50%, 11/1/2045	72,499	74,673
3.50% 12/1/2045	916,453	943,940
3.50%, 1/1/2046	699,657	720,642
3.50% 2/1/2046	788,300	811,944
3.50% 4/1/2046	523,920	539,439
3.50% 5/1/2046	843,813	868,806
3.50%, 6/1/2046	221,681	228,247
3.50%, 7/1/2046	492,290	506,871
3.50%, 1/1/2047	725,343	746,827
3.50% 2/1/2047	2,344,420	2,425,092
3.50%, 3/1/2047	793,177	816,670
3.50%, 4/1/2047	1,608,092	1,654,860
3.50% 5/1/2047	4,281,579	4,408,397
3.50%, 6/1/2047	827,088	851,142
3.50%, 7/1/2047	1,247,097	1,290,603
3.50%, 9/1/2047	699,976	720,334
3.50%, 10/1/2047	824,889	848,879
3.50%, 11/1/2047	176,648	181,785
3.50%, 12/1/2047	1,238,645	1,274,668
3.50%, 1/1/2048	358,564	368,992
3.50%, 2/1/2048	381,887	394,319
3.50% 6/1/2048	3,541,552	3,628,871
3.50%, 7/1/2049	1,500,000	1,534,215
4.00%, 9/1/2019	1,633	1,631
4.00%, 3/1/2021	11,811	11,920
4.00%, 3/1/2031	1,285,074	1,337,064
4.00%, 10/1/2033	168,504	177,510
4.00%, 1/1/2039	321,161	335,042
4.00%, 2/1/2039	278,595	290,635
4.00%, 12/1/2040	69,770	73,670
4.00%, 2/1/2043	397,003	419,193
4.00% 10/1/2043	955,965	1,007,744
4.00%, 11/1/2043	312,064	327,634
4.00%, 12/1/2043	266,293	279,579
4.00% 10/1/2044	67,805	71,097
4.00%, 1/1/2045	922,359	970,731
4.00%, 3/1/2045	57,018	59,609
4.00%, 5/1/2045	2,068,777	2,169,230
4.00%, 7/1/2045	60,425	63,171
4.00% 9/1/2045	259,538	271,334
4.00% 12/1/2045	117,825	123,179
4.00%, 4/1/2046	291,822	304,634
4.00%, 7/1/2046	385,616	402,546
4.00% 11/1/2046	2,120,915	2,222,795

See accompanying notes to financial statements.
54

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 12/1/2046	$ 705,038	$ 735,994
4.00% 4/1/2047	1,765,557	1,838,465
4.00%, 7/1/2047	870,681	906,635
4.00%, 8/1/2047	750,309	781,293
4.00%, 9/1/2047	716,752	746,350
4.00%, 12/1/2047	932,194	970,688
4.00%, 2/1/2048	2,164,948	2,254,348
4.00%, 7/1/2048	1,015,834	1,052,747
4.00%, 8/1/2048	4,131,336	4,274,381
4.00%, 9/1/2048	2,023,588	2,093,653
4.00%, 3/1/2049	3,382,399	3,502,677
4.50%, 5/1/2020	187	188
4.50%, 12/1/2040	145,597	156,043
4.50%, 1/1/2042	74,820	80,204
4.50% 9/1/2043	144,725	154,919
4.50%, 11/1/2043	82,587	88,002
4.50%, 5/1/2044	272,487	289,710
4.50%, 6/1/2044	79,569	84,598
4.50%, 2/1/2046	288,259	308,940
4.50%, 3/1/2046	965,663	1,028,976
4.50%, 7/1/2046	335,319	353,845
4.50%, 11/1/2047	1,138,564	1,199,723
4.50%, 4/1/2048	620,129	648,155
4.50% 8/1/2048	2,442,561	2,562,415
4.50%, 11/1/2048	1,532,478	1,607,675
4.50%, 12/1/2048	1,168,199	1,225,521
4.50%, 1/1/2049	456,487	478,886
4.50%, 4/1/2049	487,055	509,688
5.00%, 1/1/2039	616,717	664,947
5.00%, 6/1/2040	307,011	330,307
5.00%, 7/1/2041	45,910	49,394
5.00%, 5/1/2042	57,438	61,797
5.00%, 11/1/2044	754,451	810,877
5.00%, 1/1/2045	62,315	66,759
5.00%, 6/1/2048	1,214,272	1,284,145
5.00%, 9/1/2048	1,159,844	1,226,585
5.50%, 2/1/2037	31,200	33,958
5.50%, 4/1/2038	143,599	157,115
5.50%, 9/1/2040	44,627	48,918
5.50%, 9/1/2041	71,024	77,709
5.50% 5/1/2044	834,865	911,609
5.63%, 7/15/2037	80,000	113,170
6.63%, 11/15/2030	365,000	521,800
7.25%, 5/15/2030	75,000	110,521
Series 2013-M12, Class APT, 2.48%, 3/25/2023 (c)	29,491	29,809
Series 2013-M3, Class A2, 2.51%, 11/25/2022 (c)	150,000	151,784
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (c)	750,000	777,617
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (c)	47,745	50,301
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (c)	250,000	257,695
Series 2017-M12, Class A2, 3.18%, 6/25/2027 (c)	400,000	416,764
Security Description	Principal Amount	Value
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (c)	$ 250,000	$ 257,754
TBA, 2.50%, 7/1/2034 (f)	1,500,000	1,510,170
TBA, 3.00%, 7/1/2049 (f)	1,000,000	1,008,420
TBA, 3.50%, 7/1/2034 (f)	350,000	361,232
TBA, 4.00%, 7/1/2049 (f)	2,100,000	2,170,287
TBA, 5.00%, 7/1/2049 (f)	1,000,000	1,056,780
Government National Mortgage Association:
2.50%, 12/20/2046	999,144	1,007,574
3.00%, 1/20/2043	610,468	628,499
3.00%, 5/20/2043	306,312	314,844
3.00%, 12/20/2044	66,584	68,316
3.00%, 3/20/2045	36,551	37,447
3.00%, 4/20/2045	107,370	110,002
3.00%, 6/20/2045	54,671	56,012
3.00%, 7/20/2045	100,651	103,119
3.00%, 8/20/2045	91,161	93,396
3.00%, 3/20/2046	971,494	994,109
3.00%, 4/20/2046	93,484	95,660
3.00%, 5/20/2046	163,445	167,250
3.00%, 7/20/2046	104,303	106,731
3.00%, 8/20/2046	339,242	347,139
3.00%, 9/20/2046	238,003	243,543
3.00%, 10/20/2046	240,280	245,873
3.00%, 11/20/2046	430,456	440,476
3.00%, 12/20/2046	1,690,615	1,729,969
3.00%, 2/20/2047	808,873	827,702
3.00%, 4/20/2047	1,154,978	1,180,975
3.00%, 5/20/2047	845,295	864,322
3.00%, 6/20/2047	403,881	412,973
3.00%, 7/20/2047	807,839	826,023
3.00%, 8/20/2047	403,676	412,762
3.00%, 10/20/2047	607,386	621,058
3.00%, 1/20/2048	2,245,710	2,296,259
3.00%, 2/20/2048	1,359,575	1,390,178
3.00%, 3/20/2048	2,374,449	2,427,896
3.50%, 10/20/2042	486,299	508,808
3.50%, 1/20/2043	1,999,913	2,092,484
3.50%, 5/20/2043	72,496	75,695
3.50%, 9/20/2043	50,060	52,269
3.50%, 11/20/2043	417,474	435,896
3.50%, 10/20/2044	52,833	55,128
3.50%, 11/20/2044	2,344,451	2,446,273
3.50%, 12/20/2044	36,110	37,678
3.50%, 3/20/2045	33,222	34,542
3.50%, 4/20/2045	100,599	104,596
3.50%, 6/20/2045	1,467,843	1,526,167
3.50%, 10/20/2045	2,945,492	3,062,530
3.50%, 1/20/2046	1,111,811	1,155,988
3.50%, 3/20/2046	242,113	250,815
3.50%, 4/20/2046	129,219	133,863
3.50%, 5/20/2046	134,079	138,898
3.50%, 6/20/2046	2,090,934	2,166,088
3.50%, 7/20/2046	333,814	345,812

See accompanying notes to financial statements.
55

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 10/20/2046	$ 633,214	$ 655,974
3.50%, 11/20/2046	410,545	425,301
3.50%, 12/20/2046	1,340,396	1,388,574
3.50%, 5/20/2047	1,167,166	1,207,726
3.50%, 6/20/2047	804,907	832,878
3.50%, 7/20/2047	623,771	645,447
3.50%, 8/20/2047	994,419	1,028,976
3.50%, 9/20/2047	427,148	441,991
3.50%, 10/20/2047	412,134	426,456
3.50%, 1/20/2048	3,739,272	3,869,215
3.50%, 2/20/2048	1,747,979	1,808,723
3.50%, 6/20/2048	645,052	666,585
3.50%, 8/20/2048	490,292	506,660
4.00%, 4/15/2040	56,278	59,271
4.00%, 2/20/2042	23,823	25,151
4.00%, 7/20/2042	16,302	17,176
4.00%, 7/15/2044	52,483	55,206
4.00%, 8/20/2044	33,354	35,183
4.00%, 10/20/2044	297,957	314,291
4.00%, 5/15/2045	55,843	58,720
4.00%, 6/15/2045	114,830	120,746
4.00%, 8/20/2045	35,474	37,351
4.00%, 11/20/2045	433,833	456,794
4.00%, 2/20/2046	331,527	349,074
4.00%, 5/20/2046	357,553	374,019
4.00%, 6/20/2046	239,704	250,742
4.00%, 1/20/2047	807,247	844,421
4.00%, 3/20/2047	400,392	418,830
4.00%, 4/20/2047	770,434	804,715
4.00%, 5/20/2047	532,033	555,706
4.00%, 6/20/2047	3,496,971	3,652,572
4.00%, 7/20/2047	550,762	575,268
4.00%, 8/20/2047	227,198	237,307
4.00%, 1/20/2048	415,381	433,864
4.00%, 6/20/2048	229,881	238,492
4.00%, 8/20/2048	2,608,331	2,706,035
4.00%, 9/20/2048	2,281,234	2,366,685
4.00%, 10/20/2048	1,183,657	1,227,994
4.00%, 11/20/2048	968,562	1,004,842
4.00%, 4/20/2049	995,207	1,034,916
4.50%, 1/20/2044	142,051	151,743
4.50%, 11/20/2044	43,448	46,296
4.50%, 12/20/2044	35,095	37,396
4.50%, 4/20/2046	211,966	225,859
4.50%, 6/20/2046	149,557	159,360
4.50%, 7/20/2046	194,287	207,022
4.50%, 4/20/2047	776,947	819,897
4.50%, 8/20/2047	246,014	258,397
4.50%, 11/20/2047	2,316,277	2,432,868
4.50%, 12/20/2047	145,258	152,570
4.50%, 9/20/2048	2,162,443	2,256,355
4.50%, 11/20/2048	1,389,125	1,449,453
5.00%, 6/15/2040	48,676	52,395
5.00%, 10/15/2041	91,578	98,165
5.00%, 3/20/2044	65,241	70,970
Security Description	Principal Amount	Value
5.00%, 12/20/2045	$ 226,822	$ 246,479
5.00%, 1/20/2048	534,647	561,974
5.00%, 5/20/2048	553,168	579,158
5.00%, 9/20/2048	1,051,812	1,101,783
5.50%, 10/20/2043	57,278	65,066
5.50%, 5/20/2045	662,497	731,139
TBA, 3.00%, 7/1/2049 (f)	2,250,000	2,298,577
TBA, 3.50%, 7/1/2049 (f)	2,700,000	2,788,830
TBA, 4.50%, 7/1/2049 (f)	1,750,000	1,824,077
Iraq Government AID Bond 2.15%, 1/18/2022	200,000	201,282
Tennessee Valley Authority:
2.88%, 9/15/2024	100,000	104,476
3.50%, 12/15/2042	175,000	187,220
4.25%, 9/15/2065	100,000	125,223
5.25%, 9/15/2039	150,000	200,132
Series A, 2.88%, 2/1/2027	150,000	156,852
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $304,246,505)		307,332,296
U.S. TREASURY OBLIGATIONS — 38.9%
Treasury Bonds:
2.25%, 8/15/2046	1,425,000	1,346,180
2.50%, 2/15/2045	1,840,000	1,833,100
2.50%, 2/15/2046	1,400,000	1,392,562
2.50%, 5/15/2046	1,100,000	1,093,812
2.75%, 8/15/2042	400,000	419,688
2.75%, 11/15/2042	500,000	524,063
2.75%, 8/15/2047 (a)	700,000	730,516
2.75%, 11/15/2047	1,650,000	1,722,187
2.88%, 5/15/2043	1,850,000	1,978,633
2.88%, 8/15/2045	3,480,000	3,719,250
2.88%, 11/15/2046 (a)	1,750,000	1,872,773
3.00%, 5/15/2042	1,325,000	1,450,668
3.00%, 11/15/2044	1,925,000	2,102,762
3.00%, 5/15/2045	1,875,000	2,050,488
3.00%, 11/15/2045	2,400,000	2,626,500
3.00%, 2/15/2047	1,200,000	1,315,875
3.00%, 5/15/2047	2,700,000	2,957,344
3.00%, 2/15/2048	1,700,000	1,862,031
3.00%, 8/15/2048	1,950,000	2,138,602
3.00%, 2/15/2049 (a)	2,150,000	2,361,641
3.13%, 11/15/2041	2,200,000	2,461,937
3.13%, 2/15/2042	1,725,000	1,928,766
3.13%, 2/15/2043	1,825,000	2,035,160
3.13%, 8/15/2044	1,250,000	1,394,531
3.13%, 5/15/2048	1,375,000	1,543,008
3.38%, 5/15/2044	1,350,000	1,568,953
3.38%, 11/15/2048	2,100,000	2,472,094
3.50%, 2/15/2039	2,500,000	2,968,750
3.63%, 8/15/2043	1,600,000	1,931,250
3.63%, 2/15/2044	475,000	573,934
3.75%, 8/15/2041	700,000	859,469
3.75%, 11/15/2043	1,425,000	1,754,309

See accompanying notes to financial statements.
56

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.88%, 8/15/2040	$ 750,000	$ 936,680
4.25%, 5/15/2039	1,500,000	1,961,953
4.25%, 11/15/2040	1,000,000	1,311,875
4.38%, 2/15/2038	775,000	1,024,332
4.38%, 11/15/2039	4,100,000	5,450,437
4.38%, 5/15/2040	575,000	765,559
4.38%, 5/15/2041	300,000	400,594
4.50%, 2/15/2036 (a)	2,500,000	3,298,047
4.50%, 8/15/2039	650,000	877,805
4.63%, 2/15/2040	1,190,000	1,633,647
4.75%, 2/15/2037	350,000	479,172
4.75%, 2/15/2041	650,000	909,492
5.25%, 11/15/2028	450,000	575,367
6.50%, 11/15/2026	1,500,000	1,972,734
Treasury Notes:
1.13%, 2/28/2021	850,000	840,471
1.13%, 6/30/2021	2,250,000	2,222,666
1.13%, 7/31/2021	1,175,000	1,159,945
1.13%, 8/31/2021 (a)	2,350,000	2,319,156
1.13%, 9/30/2021	1,300,000	1,282,836
1.25%, 3/31/2021	200,000	198,148
1.25%, 10/31/2021	1,400,000	1,384,469
1.25%, 7/31/2023	250,000	245,215
1.38%, 8/31/2020 (a)	3,200,000	3,180,375
1.38%, 9/15/2020	1,500,000	1,491,035
1.38%, 9/30/2020	550,000	546,541
1.38%, 10/31/2020	1,100,000	1,092,953
1.38%, 1/31/2021	5,500,000	5,461,758
1.38%, 4/30/2021	525,000	521,165
1.38%, 5/31/2021	3,775,000	3,747,130
1.38%, 9/30/2023	550,000	541,793
1.50%, 1/31/2022 (a)	450,000	447,469
1.50%, 8/15/2026	4,150,000	4,044,953
1.63%, 7/31/2020	2,350,000	2,342,289
1.63%, 10/15/2020 (a)	1,150,000	1,146,361
1.63%, 8/31/2022	1,150,000	1,146,316
1.63%, 11/15/2022	3,000,000	2,989,922
1.63%, 4/30/2023	2,500,000	2,490,039
1.63%, 5/31/2023	1,250,000	1,245,117
1.63%, 2/15/2026	1,925,000	1,896,727
1.75%, 10/31/2020	650,000	648,934
1.75%, 11/15/2020	1,350,000	1,348,102
1.75%, 12/31/2020	5,500,000	5,493,125
1.75%, 11/30/2021	1,500,000	1,500,469
1.75%, 2/28/2022	300,000	300,188
1.75%, 3/31/2022	250,000	250,156
1.75%, 4/30/2022	300,000	300,281
1.75%, 5/31/2022 (a)	1,000,000	1,000,703
1.75%, 6/15/2022	1,500,000	1,502,109
1.75%, 6/30/2022	3,750,000	3,754,687
1.75%, 1/31/2023	2,925,000	2,927,057
1.75%, 5/15/2023	250,000	250,156
1.75%, 6/30/2024 (f)	1,500,000	1,499,531
1.88%, 12/15/2020	5,000,000	5,002,539
1.88%, 1/31/2022	1,850,000	1,856,504
Security Description	Principal Amount	Value
1.88%, 2/28/2022	$ 5,500,000	$ 5,520,625
1.88%, 3/31/2022	5,500,000	5,524,492
1.88%, 4/30/2022 (a)	6,000,000	6,024,375
1.88%, 5/31/2022	100,000	100,453
1.88%, 7/31/2022	1,000,000	1,004,531
1.88%, 8/31/2022	150,000	150,680
1.88%, 9/30/2022	500,000	502,461
1.88%, 8/31/2024	850,000	854,184
2.00%, 2/28/2021	750,000	752,285
2.00%, 5/31/2021	350,000	351,518
2.00%, 8/31/2021 (a)	300,000	301,594
2.00%, 10/31/2021	3,500,000	3,521,328
2.00%, 11/15/2021	500,000	503,242
2.00%, 12/31/2021	3,000,000	3,020,391
2.00%, 7/31/2022	100,000	100,828
2.00%, 10/31/2022	5,000,000	5,044,141
2.00%, 11/30/2022	2,000,000	2,018,125
2.00%, 2/15/2023	500,000	504,727
2.00%, 5/31/2024	1,750,000	1,770,781
2.00%, 6/30/2024	350,000	353,828
2.00%, 2/15/2025	2,375,000	2,399,121
2.00%, 8/15/2025	1,500,000	1,514,297
2.00%, 11/15/2026	2,250,000	2,267,227
2.13%, 8/31/2020	1,650,000	1,653,932
2.13%, 5/31/2021	3,500,000	3,523,926
2.13%, 8/15/2021	5,500,000	5,542,109
2.13%, 6/30/2022	4,500,000	4,553,437
2.13%, 12/31/2022 (a)	3,900,000	3,953,320
2.13%, 11/30/2023	1,000,000	1,015,938
2.13%, 3/31/2024	5,975,000	6,075,361
2.13%, 7/31/2024	2,500,000	2,542,383
2.13%, 9/30/2024	1,500,000	1,525,312
2.13%, 11/30/2024	1,250,000	1,271,387
2.13%, 5/15/2025	2,350,000	2,389,656
2.13%, 5/31/2026	2,500,000	2,541,406
2.25%, 3/31/2021	6,750,000	6,802,998
2.25%, 12/31/2023	1,750,000	1,787,871
2.25%, 1/31/2024	1,000,000	1,021,797
2.25%, 4/30/2024	1,000,000	1,022,734
2.25%, 10/31/2024	1,250,000	1,279,102
2.25%, 11/15/2024	1,675,000	1,713,996
2.25%, 12/31/2024	1,250,000	1,279,395
2.25%, 11/15/2025 (a)	1,975,000	2,022,678
2.25%, 3/31/2026	4,500,000	4,611,094
2.25%, 2/15/2027	2,000,000	2,049,687
2.25%, 8/15/2027 (a)	2,000,000	2,048,437
2.25%, 11/15/2027	2,750,000	2,815,312
2.38%, 3/15/2021	1,000,000	1,009,727
2.38%, 4/15/2021	750,000	757,676
2.38%, 3/15/2022	8,000,000	8,142,500
2.38%, 1/31/2023	1,500,000	1,533,516
2.38%, 2/29/2024	2,000,000	2,056,406
2.38%, 8/15/2024	1,950,000	2,006,977
2.38%, 4/30/2026	5,000,000	5,163,281
2.38%, 5/15/2027	2,900,000	2,998,328

See accompanying notes to financial statements.
57

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.38%, 5/15/2029 (a)	$ 2,500,000	$ 2,583,594
2.50%, 12/31/2020	1,500,000	1,514,648
2.50%, 2/28/2021	2,000,000	2,022,656
2.50%, 1/15/2022	6,000,000	6,113,906
2.50%, 2/15/2022	2,000,000	2,039,375
2.50%, 3/31/2023	1,250,000	1,284,863
2.50%, 1/31/2024	6,000,000	6,197,344
2.50%, 1/31/2025	1,000,000	1,037,031
2.50%, 2/28/2026	2,500,000	2,600,000
2.63%, 8/15/2020 (a)	150,000	151,178
2.63%, 8/31/2020	5,750,000	5,797,168
2.63%, 11/15/2020	250,000	252,578
2.63%, 5/15/2021	1,500,000	1,523,262
2.63%, 6/15/2021	1,350,000	1,372,623
2.63%, 7/15/2021	3,000,000	3,052,266
2.63%, 12/15/2021	2,500,000	2,554,883
2.63%, 2/28/2023	2,000,000	2,063,281
2.63%, 6/30/2023	3,600,000	3,723,750
2.63%, 12/31/2023	3,000,000	3,113,203
2.63%, 3/31/2025	1,000,000	1,044,141
2.63%, 12/31/2025	3,250,000	3,403,359
2.63%, 1/31/2026	3,500,000	3,666,250
2.63%, 2/15/2029	2,350,000	2,478,148
2.75%, 9/30/2020	5,000,000	5,052,930
2.75%, 11/30/2020 (a)	2,500,000	2,531,445
2.75%, 8/15/2021	1,000,000	1,020,781
2.75%, 4/30/2023	3,250,000	3,372,129
2.75%, 5/31/2023	1,500,000	1,557,422
2.75%, 7/31/2023	1,000,000	1,039,688
2.75%, 8/31/2023	1,250,000	1,300,586
2.75%, 11/15/2023	1,500,000	1,563,164
2.75%, 2/15/2024	100,000	104,430
2.75%, 2/28/2025	2,250,000	2,363,730
2.75%, 6/30/2025	2,750,000	2,894,160
2.75%, 8/31/2025	2,500,000	2,633,008
2.75%, 2/15/2028	2,750,000	2,924,023
2.88%, 10/31/2020	3,250,000	3,292,656
2.88%, 9/30/2023	2,000,000	2,092,344
2.88%, 10/31/2023	2,000,000	2,093,906
2.88%, 11/30/2023	3,000,000	3,143,906
2.88%, 4/30/2025	1,250,000	1,322,852
2.88%, 5/31/2025	3,900,000	4,129,430
2.88%, 7/31/2025	4,000,000	4,239,688
2.88%, 11/30/2025	1,500,000	1,593,047
2.88%, 5/15/2028	2,000,000	2,147,812
2.88%, 8/15/2028	2,750,000	2,955,391
2.88%, 5/15/2049	1,250,000	1,341,016
3.00%, 9/30/2025	2,500,000	2,670,703
3.00%, 10/31/2025	2,750,000	2,939,277
3.13%, 11/15/2028	4,750,000	5,210,156
3.63%, 2/15/2021	1,600,000	1,645,937
TOTAL U.S. TREASURY OBLIGATIONS (Cost $399,860,183)		411,789,957
Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 0.5%
CALIFORNIA — 0.2%
Bay Area Toll Authority 6.91%, 10/1/2050	$ 25,000	$ 40,463
California, State General Obligation:
3.50%, 4/1/2028	250,000	269,880
7.30%, 10/1/2039	125,000	187,894
7.50%, 4/1/2034	100,000	150,940
7.55%, 4/1/2039	100,000	158,312
California, State University Series B, 3.90%, 11/1/2047	100,000	108,261
Los Angeles Department of Water & Power Power System Revenue 5.72%, 7/1/2039	100,000	133,526
Los Angeles, CA, Unified School District, General Obligation 5.75%, 7/1/2034	25,000	31,914
Regents of the University of California Medical Center Pooled Revenue Series H, 6.55%, 5/15/2048	50,000	71,762
San Jose Redev. Agency Successor Agency Series A-T, 3.38%, 8/1/2034	275,000	283,076
State of California 7.60%, 11/1/2040	250,000	405,670
University of California Series AX, 3.06%, 7/1/2025	300,000	311,529
		2,153,227
FLORIDA — 0.1%
County of Miami-Dade FL Aviation Revenue Series C, 4.28%, 10/1/2041	125,000	133,529
State Board of Administration Finance Corp.:
Series A, 2.64%, 7/1/2021	150,000	151,243
Series A, 3.00%, 7/1/2020	100,000	100,650
		385,422
GEORGIA — 0.0% (b)
Georgia, Municipal Electric Authority Revenue 6.66%, 4/1/2057	164,000	214,305
ILLINOIS — 0.1%
Chicago O'Hare International Airport:
Series C, 4.47%, 1/1/2049	50,000	58,680
Series C, 4.57%, 1/1/2054	50,000	59,516
Sales Tax Securitization Corp. 3.59%, 1/1/2043	275,000	266,018
State of Illinois:
5.10%, 6/1/2033	50,000	52,654
6.63%, 2/1/2035	200,000	230,686
7.35%, 7/1/2035	100,000	117,923
		785,477

See accompanying notes to financial statements.
58

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
MASSACHUSETTS — 0.0% (b)
Commonwealth of Massachusetts Series E, 4.20%, 12/1/2021	$ 100,000	$ 103,511
MISSOURI — 0.0% (b)
Health & Educational Facilities Authority of the State of Missouri 3.65%, 8/15/2057	100,000	105,023
NEW JERSEY — 0.0% (b)
New Jersey Turnpike Authority Revenue Series A, 7.10%, 1/1/2041	100,000	150,511
NEW YORK — 0.1%
New York City Water & Sewer System 5.44%, 6/15/2043	25,000	33,301
New York, State Urban Development Corp. Series B, 3.90%, 3/15/2033 (f)	100,000	107,349
Port Authority of New York & New Jersey:
4.03%, 9/1/2048	125,000	140,836
4.46%, 10/1/2062	340,000	406,841
5.65%, 11/1/2040	100,000	132,231
Series 192, 4.81%, 10/15/2065	25,000	31,160
		851,718
OHIO — 0.0% (b)
American Municipal Power Inc. 7.83%, 2/15/2041	150,000	237,750
PENNSYLVANIA — 0.0% (b)
Commonwealth Financing Authority Series A, 4.14%, 6/1/2038	125,000	135,403
TEXAS — 0.0% (b)
Dallas Area Rapid Transit 5.02%, 12/1/2048	100,000	128,429
Permanent University Fund - University of Texas System 3.38%, 7/1/2047	150,000	154,542
		282,971
VIRGINIA — 0.0% (b)
University of Virginia Series C, 4.18%, 9/1/2117	50,000	56,678
TOTAL MUNICIPAL BONDS & NOTES (Cost $5,156,433)		5,461,996
MORTGAGE-BACKED SECURITIES — 1.3%
Banc of America Commercial Mortgage Trust 2015-UBS7 Series 2015-UBS7, Class A4, 3.71%, 9/15/2048	100,000	106,509
BANK 2017-BNK8:
Security Description	Principal Amount	Value
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050	$ 90,000	$ 95,242
Series 2017-BNK8, Class B, 4.07%, 11/15/2050 (c)	50,000	52,608
BANK 2018-BNK13 Series 2018-BN13, Class A5, 4.22%, 8/15/2061 (c)	100,000	111,390
BANK 2018-BNK14 Series 2018-BN14, Class A4, 4.23%, 9/15/2060	143,329	160,172
BANK 2018-BNK15 Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (c)	100,000	113,191
BANK 2019-BNK18 Series 2019-BN18, Class A4, 3.58%, 5/15/2062	100,000	106,740
Barclays Commercial Mortgage Trust Series 2019-C3, Class A4, 3.58%, 5/15/2052	150,000	159,483
BENCHMARK Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051	130,000	141,311
Series 2018-B3, Class A5, 4.03%, 4/10/2051	100,000	110,046
Series 2018-B5, Class A4, 4.21%, 7/15/2051	100,000	111,781
Series 2019-B10, Class A4, 3.72%, 3/15/2062	115,000	124,049
CD Mortgage Trust Series 2017-CD6, Class A5, 3.46%, 11/13/2050	100,000	105,771
CFCRE Commercial Mortgage Trust 2016-C7 Series 2016-C7, Class A3, 3.84%, 12/10/2054	300,000	322,406
Citigroup Commercial Mortgage Trust Series 2015-GC33, Class A4, 3.78%, 9/10/2058	600,000	640,541
Citigroup Commercial Mortgage Trust 2013-GC11 Series 2013-GC11, Class A4, 3.09%, 4/10/2046	75,000	77,119
Citigroup Commercial Mortgage Trust 2017-C4 Series 2017-C4, Class A4, 3.47%, 10/12/2050	250,000	264,043
COMM 2014-CCRE16 Mortgage Trust:
Series 2014-CR16, Class A4, 4.05%, 4/10/2047	100,000	107,028
Series 2014-CR16, Class B, 4.58%, 4/10/2047	400,000	424,724
COMM 2014-UBS6 Mortgage Trust Series 2014-UBS6, Class A5, 3.64%, 12/10/2047	100,000	105,774
COMM 2015-LC21 Mortgage Trust Series 2015-LC21, Class A4, 3.71%, 7/10/2048	50,000	53,248

See accompanying notes to financial statements.
59

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
COMM 2015-LC23 Mortgage Trust Series 2015-LC23, Class ASB, 3.60%, 10/10/2048	$ 300,000	$ 313,644
COMM Mortgage Trust:
Series 2013-CR8, Class A4, 3.33%, 6/10/2046	41,334	42,650
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	100,000	111,242
Commercial Mortgage Pass Through Certificates Series 2014-CR14, Class A3, 3.96%, 2/10/2047	400,000	425,678
CSAIL 2015-C1 Commercial Mortgage Trust Series 2015-C1, Class AS, 3.79%, 4/15/2050 (c)	150,000	157,521
CSAIL Commercial Mortgage Trust:
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (c)	250,000	262,710
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (c)	50,000	56,097
Federal National Mortgage Association Series 2017-M15, Class A2, 3.06%, 9/25/2027 (c)	500,000	518,789
GS Mortgage Securities Trust 2013-GC13 Series 2013-GC13, Class A5, 4.19%, 7/10/2046 (c)	80,000	85,621
GS Mortgage Securities Trust 2013-GC16 Series 2013-GC16, Class A3, 4.24%, 11/10/2046	93,403	100,287
GS Mortgage Securities Trust 2013-GCJ12 Series 2013-GC12, Class AS, 3.38%, 6/10/2046	150,000	153,859
GS Mortgage Securities Trust 2016-GS3 Series 2016-GS3, Class A4, 2.85%, 10/10/2049	200,000	203,358
GS Mortgage Securities Trust 2017-GS5 Series 2017-GS5, Class A2, 3.22%, 3/10/2050	300,000	305,959
GS Mortgage Securities Trust 2017-GS8 Series 2017-GS8, Class A4, 3.47%, 11/10/2050	250,000	263,490
JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16 Series 2013-C16, Class A4, 4.17%, 12/15/2046	60,000	64,091
JPMBB Commercial Mortgage Securities Trust 2014-C18 Series 2014-C18, Class AS, 4.44%, 2/15/2047 (c)	50,000	53,627
Security Description	Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust 2015-C29 Series 2015-C29, Class A4, 3.61%, 5/15/2048	$ 100,000	$ 105,706
JPMBB Commercial Mortgage Securities Trust 2015-C30 Series 2015-C30, Class A5, 3.82%, 7/15/2048	200,000	212,827
JPMBB Commercial Mortgage Securities Trust 2015-C33 Series 2015-C33, Class A4, 3.77%, 12/15/2048	100,000	107,348
JPMBB Commercial Mortgage Securities Trust 2016-C1 Series 2016-C1, Class B, 4.90%, 3/15/2049 (c)	300,000	328,652
JPMCC Commercial Mortgage Securities Trust 2017-JP6 Series 2017-JP6, Class A5, 3.49%, 7/15/2050	500,000	528,207
JPMDB Commercial Mortgage Securities Trust 2017-C5 Series 2017-C5, Class A2, 3.33%, 3/15/2050	300,000	307,254
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C20, Class A4, 3.25%, 2/15/2048	200,000	207,222
Series 2016-C29, Class A2, 2.79%, 5/15/2049	200,000	201,056
Series 2016-C31, Class A5, 3.10%, 11/15/2049	500,000	515,894
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 Series 2012-C6, Class A4, 2.86%, 11/15/2045	170,443	173,004
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 Series 2013-C7, Class A4, 2.92%, 2/15/2046	300,000	306,468
Morgan Stanley Capital I Trust 2015-MS1 Series 2015-MS1, Class A3, 3.51%, 5/15/2048	220,000	231,621
Morgan Stanley Capital I Trust 2018-L1 Series 2018-L1, Class A3, 4.14%, 10/15/2051	150,000	166,231
UBS Commercial Mortgage Trust:
Series 2018-C8, Class A4, 3.98%, 2/15/2051	400,000	436,768
Series 2019-C16, Class A4, 3.60%, 4/15/2052	100,000	106,406
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class A4, 3.18%, 3/10/2046	175,000	180,109

See accompanying notes to financial statements.
60

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust 2014-LC18 Series 2014-LC18, Class ASB, 3.24%, 12/15/2047	$ 225,000	$ 231,125
Wells Fargo Commercial Mortgage Trust 2015-C31 Series 2015-C31, Class A3, 3.43%, 11/15/2048	100,000	104,758
Wells Fargo Commercial Mortgage Trust 2015-P2 Series 2015-P2, Class A3, 3.54%, 12/15/2048	300,000	317,421
Wells Fargo Commercial Mortgage Trust 2017-C39 Series 2017-C39, Class A4, 3.16%, 9/15/2050	300,000	309,769
Wells Fargo Commercial Mortgage Trust 2017-C42 Series 2017-C42, Class A4, 3.59%, 12/15/2050	250,000	265,011
Wells Fargo Commercial Mortgage Trust 2018-C47 Series 2018-C47, Class A4, 4.44%, 9/15/2061	150,000	169,409
WFRBS Commercial Mortgage Trust 2013-C17 Series 2013-C17, Class AS, 4.26%, 12/15/2046	210,000	223,375
WFRBS Commercial Mortgage Trust 2014-C19:
Series 2014-C19, Class A3, 3.66%, 3/15/2047	63,814	65,018
Series 2014-C19, Class A4, 3.83%, 3/15/2047	110,000	115,817
WFRBS Commercial Mortgage Trust 2014-C25 Series 2014-C25, Class A5, 3.63%, 11/15/2047	500,000	528,202
WFRBS Commercial Mortgage Trust 2014-LC14 Series 2014-LC14, Class A5, 4.05%, 3/15/2047	100,000	106,869
TOTAL MORTGAGE-BACKED SECURITIES (Cost $12,851,994)		13,163,346

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 5.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (g) (h)	21,500,207	$ 21,500,207
State Street Navigator Securities Lending Portfolio II (i) (j)	37,338,539	37,338,539
TOTAL SHORT-TERM INVESTMENTS (Cost $58,838,746)		58,838,746
TOTAL INVESTMENTS — 104.5% (Cost $1,081,150,644)		1,106,680,950
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.5)%		(48,105,599)
NET ASSETS — 100.0%		$ 1,058,575,351
(a)	All or a portion of the shares of the security are on loan at June 30, 2019.
(b)	Amount is less than 0.05% of net assets.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2019. Maturity date shown is the final maturity.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of June 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	When-issued security.
(g)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2019.
(i)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
BKNT	= Bank Notes
GMTN	= Global Medium Term Note
LIBOR	= London Interbank Offered Rate
MTN	= Medium Term Note
TBA	= To Be Announced

See accompanying notes to financial statements.
61

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 266,761,485	$—	$ 266,761,485
Asset-Backed Securities	—	3,851,519	—	3,851,519
Foreign Government Obligations	—	39,481,605	—	39,481,605
U.S. Government Agency Obligations	—	307,332,296	—	307,332,296
U.S. Treasury Obligations	—	411,789,957	—	411,789,957
Municipal Bonds & Notes	—	5,461,996	—	5,461,996
Mortgage-Backed Securities	—	13,163,346	—	13,163,346
Short-Term Investments	58,838,746	—	—	58,838,746
TOTAL INVESTMENTS	$58,838,746	$1,047,842,204	$—	$1,106,680,950
Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	12,039,221	$12,039,221	$148,487,785	$139,026,799	$—	$—	21,500,207	$21,500,207	$169,043
State Street Navigator Securities Lending Portfolio II	—	—	113,890,174	76,551,635	—	—	37,338,539	37,338,539	26,813
Total		$12,039,221	$262,377,959	$215,578,434	$—	$—		$58,838,746	$195,856
See accompanying notes to financial statements.
62

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 95.7%
ARGENTINA — 0.1%
Banco Macro SA ADR	4,500	$ 327,825
Globant SA (a)	2,800	282,940
Grupo Financiero Galicia SA ADR	4,200	149,100
Pampa Energia SA ADR (a)	6,200	214,954
YPF SA ADR	7,100	129,291
		1,104,110
AUSTRALIA — 4.6%
AGL Energy, Ltd.	68,080	955,980
Alumina, Ltd.	267,843	437,944
AMP, Ltd. (b)	335,655	499,357
APA Group	128,919	977,064
Aristocrat Leisure, Ltd.	52,686	1,135,792
ASX, Ltd.	20,263	1,171,265
Aurizon Holdings, Ltd.	210,058	796,004
AusNet Services	176,787	232,613
Australia & New Zealand Banking Group, Ltd.	273,217	5,408,704
Bank of Queensland, Ltd. (b)	38,844	259,776
Bendigo & Adelaide Bank, Ltd.	50,810	412,896
BHP Group PLC	209,859	5,381,815
BHP Group, Ltd.	290,936	8,403,404
BlueScope Steel, Ltd.	56,379	476,746
Boral, Ltd.	120,339	432,373
Brambles, Ltd.	147,195	1,330,428
Caltex Australia, Ltd.	27,007	469,066
Challenger, Ltd.	62,335	290,457
CIMIC Group, Ltd.	10,985	345,120
Coca-Cola Amatil, Ltd.	53,493	383,646
Cochlear, Ltd.	5,161	749,119
Coles Group, Ltd. (a)	118,037	1,105,813
Commonwealth Bank of Australia	173,824	10,097,586
Computershare, Ltd.	46,891	533,402
Crown Resorts, Ltd.	39,227	342,718
CSL, Ltd.	43,391	6,546,671
Dexus REIT	110,612	1,007,533
Domino's Pizza Enterprises, Ltd. (b)	8,153	215,352
Flight Centre Travel Group, Ltd.	6,470	188,650
Fortescue Metals Group, Ltd.	123,746	783,286
Goodman Group REIT	151,777	1,600,838
GPT Group REIT	198,436	856,403
Harvey Norman Holdings, Ltd. (b)	67,556	192,948
Incitec Pivot, Ltd.	184,139	440,639
Insurance Australia Group, Ltd.	213,015	1,234,732
LendLease Group	61,502	561,067
Macquarie Group, Ltd.	30,570	2,689,928
Medibank Pvt, Ltd.	283,639	694,662
Mirvac Group REIT	395,098	867,824
National Australia Bank, Ltd.	265,289	4,974,370
Newcrest Mining, Ltd.	71,144	1,595,113
Oil Search, Ltd.	146,295	725,824
Security Description	Shares	Value
Orica, Ltd.	43,563	$ 619,661
Origin Energy, Ltd.	184,656	947,247
QBE Insurance Group, Ltd.	121,822	1,011,330
Ramsay Health Care, Ltd.	15,771	799,502
REA Group, Ltd.	6,430	433,357
Santos, Ltd.	189,850	943,249
Scentre Group REIT	492,605	1,327,432
SEEK, Ltd.	36,624	543,831
Sonic Healthcare, Ltd.	45,254	860,614
South32, Ltd. (c)	10,757	23,821
South32, Ltd. (c)	453,240	1,011,434
Stockland REIT	213,682	625,297
Suncorp Group, Ltd.	119,506	1,129,639
Sydney Airport	115,338	650,745
Tabcorp Holdings, Ltd.	213,251	665,938
Telstra Corp., Ltd.	435,178	1,175,737
TPG Telecom, Ltd.	37,112	167,719
Transurban Group Stapled Security	252,580	2,612,636
Treasury Wine Estates, Ltd.	78,882	825,903
Vicinity Centres REIT	347,876	598,099
Washington H Soul Pattinson & Co., Ltd.	10,211	157,571
Wesfarmers, Ltd.	107,396	2,725,203
Westpac Banking Corp.	331,607	6,599,519
Woodside Petroleum, Ltd.	88,161	2,249,483
Woolworths Group, Ltd.	124,809	2,910,440
WorleyParsons, Ltd. (b)	35,774	369,286
		99,789,621
AUSTRIA — 0.2%
ANDRITZ AG	9,048	341,058
Erste Group Bank AG	27,497	1,022,076
OMV AG	16,290	794,913
Raiffeisen Bank International AG	18,565	436,156
Verbund AG	7,955	416,721
Voestalpine AG	13,402	414,674
		3,425,598
BELGIUM — 0.6%
Ageas	18,090	941,667
Anheuser-Busch InBev SA	75,252	6,670,655
Colruyt SA	4,762	276,571
Groupe Bruxelles Lambert SA	7,988	784,867
KBC Group NV	24,721	1,622,698
Proximus SADP	18,436	544,188
Solvay SA	7,338	761,279
Telenet Group Holding NV	3,438	191,845
UCB SA	12,517	1,039,428
Umicore SA (b)	17,125	549,955
		13,383,153
BRAZIL — 2.0%
Ambev SA	493,667	2,304,333
Atacadao SA	39,400	226,162
B2W Cia Digital (a)	17,400	148,547

See accompanying notes to financial statements.
63

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
B3 SA - Brasil Bolsa Balcao	215,501	$ 2,106,289
Banco Bradesco SA Preference Shares	383,007	3,771,459
Banco Bradesco SA	126,651	1,105,365
Banco BTG Pactual SA	3,300	43,809
Banco do Brasil SA	90,000	1,266,643
Banco Santander Brasil SA	44,000	521,895
BB Seguridade Participacoes SA	82,900	700,378
BR Malls Participacoes SA	100,382	375,321
Braskem SA Class A, Preference Shares (a)	20,100	183,712
BRF SA (a)	63,300	487,552
CCR SA	132,600	472,601
Centrais Eletricas Brasileiras SA	22,800	209,698
Centrais Eletricas Brasileiras SA Class B, Preference Shares	28,700	269,578
Cia Brasileira de Distribuicao Preference Shares	16,500	407,608
Cia de Saneamento Basico do Estado de Sao Paulo	38,300	472,373
Cia Energetica de Minas Gerais Preference Shares	96,664	374,535
Cia Siderurgica Nacional SA	77,800	339,201
Cielo SA	152,339	267,104
Cosan SA	20,400	245,642
Embraer SA	72,500	367,168
Energisa SA	1,900	22,844
Engie Brasil Energia SA	24,466	277,494
Equatorial Energia SA	17,700	423,952
Gerdau SA Preference Shares	125,100	496,137
Hypera SA	45,600	356,814
IRB Brasil Resseguros S/A	14,700	377,793
Itau Unibanco Holding SA Preference Shares	461,403	4,365,249
Itausa - Investimentos Itau SA Preference Shares	462,265	1,554,693
JBS SA	123,600	684,329
Klabin SA	78,628	335,425
Kroton Educacional SA	148,000	423,613
Localiza Rent a Car SA	61,016	652,404
Lojas Americanas SA Preference Shares	74,181	318,777
Lojas Renner SA	80,971	996,332
M Dias Branco SA	7,900	80,306
Magazine Luiza SA	8,300	457,202
Multiplan Empreendimentos Imobiliarios SA	36,014	260,850
Natura Cosmeticos SA	23,500	346,370
Notre Dame Intermedica Participacoes SA	11,900	125,190
Petrobras Distribuidora SA	46,800	305,272
Petroleo Brasileiro SA Preference Shares	423,400	3,028,034
Petroleo Brasileiro SA	279,500	2,189,240
Porto Seguro SA	12,800	172,597
Raia Drogasil SA	28,100	557,946
Rumo SA (a)	114,187	617,613
Security Description	Shares	Value
Sul America SA	17,891	$ 175,145
Suzano SA	62,809	538,342
Telefonica Brasil SA Preference Shares	52,485	683,477
TIM Participacoes SA	97,800	296,770
Ultrapar Participacoes SA	85,600	448,922
Vale SA	301,706	4,079,268
WEG SA	87,870	489,714
		42,805,087
CANADA — 6.6%
Agnico Eagle Mines, Ltd.	21,300	1,094,381
Alimentation Couche-Tard, Inc. Class B	43,300	2,730,708
AltaGas, Ltd.	28,400	430,537
Atco, Ltd. Class I	9,100	307,384
Aurora Cannabis, Inc. (a)(b)	76,500	600,643
Bank of Montreal	63,500	4,806,903
Bank of Nova Scotia	121,500	6,540,126
Barrick Gold Corp. (c)	118,600	1,875,999
Barrick Gold Corp. (c)(d)	54,882	868,116
Bausch Health Cos., Inc. (a)	33,800	854,603
BCE, Inc.	16,479	751,344
BlackBerry, Ltd. (a)	53,900	402,574
Bombardier, Inc. Class B (a)(b)	231,300	389,409
Brookfield Asset Management, Inc. Class A	83,550	4,005,669
CAE, Inc.	28,400	765,230
Cameco Corp.	45,200	485,638
Canadian Imperial Bank of Commerce (b)	43,900	3,459,592
Canadian National Railway Co.	71,700	6,650,117
Canadian Natural Resources, Ltd.	119,100	3,218,229
Canadian Pacific Railway, Ltd.	13,900	3,280,794
Canadian Tire Corp., Ltd. Class A	6,800	742,471
Canadian Utilities, Ltd. Class A	14,300	404,460
Canopy Growth Corp. (a)(b)	22,000	890,101
CCL Industries, Inc. Class B	16,300	801,061
Cenovus Energy, Inc.	93,900	829,956
CGI, Inc. (a)	24,300	1,872,220
CI Financial Corp.	26,300	429,495
Constellation Software, Inc.	1,900	1,794,586
Cronos Group, Inc. (a)(b)	22,700	364,972
Dollarama, Inc.	27,100	955,422
Emera, Inc.	5,900	241,599
Empire Co., Ltd. Class A	21,400	540,097
Enbridge, Inc.	200,300	7,250,193
Encana Corp. (c)	108,600	558,479
Encana Corp. (b)(c)	50,100	257,013
Fairfax Financial Holdings, Ltd.	2,600	1,278,880
First Capital Realty, Inc.	20,100	336,243
First Quantum Minerals, Ltd.	74,800	712,081
Fortis, Inc.	39,900	1,578,901
Franco-Nevada Corp.	18,500	1,573,580
George Weston, Ltd.	6,627	503,941

See accompanying notes to financial statements.
64

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Gildan Activewear, Inc.	22,900	$ 888,136
Great-West Lifeco, Inc.	24,400	562,969
H&R Real Estate Investment Trust	18,600	325,100
Husky Energy, Inc.	37,355	354,755
Hydro One, Ltd. (e)	37,300	651,947
iA Financial Corp., Inc.	11,900	485,744
IGM Financial, Inc. (b)	8,500	243,210
Imperial Oil, Ltd.	29,800	826,897
Intact Financial Corp.	12,800	1,185,426
Inter Pipeline, Ltd.	44,800	698,356
Keyera Corp.	22,800	587,993
Kinross Gold Corp. (a)	151,900	588,188
Kirkland Lake Gold, Ltd.	21,200	915,327
Loblaw Cos., Ltd.	16,700	856,885
Lundin Mining Corp.	83,600	461,263
Magna International, Inc.	29,400	1,466,007
Manulife Financial Corp.	194,400	3,540,631
Methanex Corp.	6,400	291,165
Metro, Inc.	25,657	964,825
National Bank of Canada	31,200	1,485,328
Nutrien, Ltd. (b)	59,618	3,195,899
Onex Corp.	7,200	435,223
Open Text Corp.	24,500	1,013,185
Pembina Pipeline Corp.	50,336	1,877,850
Power Corp. of Canada	29,723	641,657
Power Financial Corp. (b)	27,100	624,643
PrairieSky Royalty, Ltd. (b)	26,894	378,687
Quebecor, Inc. Class B	20,000	477,368
Restaurant Brands International, Inc.	22,246	1,550,368
RioCan Real Estate Investment Trust	15,400	306,291
Rogers Communications, Inc. Class B	36,000	1,931,203
Royal Bank of Canada	141,700	11,285,035
Saputo, Inc.	25,300	758,952
Shaw Communications, Inc. Class B	49,400	1,010,115
Shopify, Inc. Class A (a)	9,500	2,861,305
SmartCentres Real Estate Investment Trust	6,700	170,275
SNC-Lavalin Group, Inc.	18,500	374,884
Stars Group, Inc. (a)(b)	22,500	384,829
Sun Life Financial, Inc.	59,100	2,452,644
Suncor Energy, Inc.	157,064	4,909,940
TC Energy Corp.	91,300	4,535,830
Teck Resources, Ltd. Class B	45,800	1,059,174
TELUS Corp.	21,300	789,082
Thomson Reuters Corp.	18,530	1,197,945
Toronto-Dominion Bank	180,800	10,587,194
Tourmaline Oil Corp.	31,400	400,805
Vermilion Energy, Inc. (b)	17,900	389,711
West Fraser Timber Co., Ltd.	5,700	260,409
Wheaton Precious Metals Corp.	46,900	1,136,654
Security Description	Shares	Value
WSP Global, Inc.	11,300	$ 623,392
		142,434,448
CHILE — 0.2%
Aguas Andinas SA Class A	220,856	130,116
Antofagasta PLC	41,998	496,879
Banco de Chile	2,221,425	326,858
Banco de Credito e Inversiones SA	4,364	300,489
Banco Santander Chile	6,282,882	467,318
Cencosud SA	153,516	300,724
Cia Cervecerias Unidas SA	13,362	187,946
Colbun SA	622,750	128,412
Embotelladora Andina SA Class B, Preference Shares	22,750	81,990
Empresa Nacional de Telecomunicaciones SA	21,891	222,479
Empresas CMPC SA	127,700	349,837
Empresas COPEC SA	37,051	405,135
Enel Americas SA	2,714,164	477,752
Enel Chile SA	2,451,823	232,561
Itau CorpBanca	13,434,953	111,960
Latam Airlines Group SA	26,499	248,812
SACI Falabella	73,961	482,024
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	12,495	387,392
		5,338,684
CHINA — 7.7%
3SBio, Inc. (a)(e)	163,500	280,854
51job, Inc. ADR (a)	3,500	264,250
58.com, Inc. ADR (a)	11,000	683,870
AAC Technologies Holdings, Inc.	74,500	422,922
AECC Aviation Power Co., Ltd. Class A	35,700	117,961
Agile Group Holdings, Ltd.	166,000	222,254
Agricultural Bank of China, Ltd. Class A	405,600	212,449
Agricultural Bank of China, Ltd. Class H	3,071,000	1,285,398
Air China, Ltd. Class H	186,000	187,607
Alcon, Inc. (a)	42,934	2,654,422
Alibaba Group Holding, Ltd. ADR (a)	140,300	23,773,835
Alibaba Health Information Technology, Ltd. (a)	385,500	369,093
Aluminum Corp. of China, Ltd. Class H (a)	462,000	163,807
Angang Steel Co., Ltd. Class H (b)	195,000	88,858
Anhui Conch Cement Co., Ltd. Class H	129,000	808,262
ANTA Sports Products, Ltd.	116,000	796,595
Autohome, Inc. ADR (a)(b)	6,900	590,778
AviChina Industry & Technology Co., Ltd. Class H	188,000	102,753

See accompanying notes to financial statements.
65

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
BAIC Motor Corp., Ltd. Class H (e)	155,000	$ 97,216
Baidu, Inc. ADR (a)	27,400	3,215,664
Bank of Beijing Co., Ltd. Class A	187,700	161,401
Bank of China, Ltd. Class A	500,000	272,079
Bank of China, Ltd. Class H	7,839,000	3,311,194
Bank of Communications Co., Ltd. Class A	200,000	178,088
Bank of Communications Co., Ltd. Class H	969,000	735,510
Bank of Jiangsu Co., Ltd. Class A	120,600	127,391
Baozun, Inc. ADR (a)(b)	5,700	284,202
BBMG Corp. Class H	322,000	103,452
BeiGene, Ltd. ADR (a)	3,400	421,430
Beijing Capital International Airport Co., Ltd. Class H	160,000	140,288
Beijing Enterprises Holdings, Ltd.	58,000	294,733
Beijing Enterprises Water Group, Ltd.	662,000	393,175
BOC Hong Kong Holdings, Ltd.	343,000	1,350,048
Brilliance China Automotive Holdings, Ltd.	360,000	398,131
BYD Co., Ltd. Class H (b)	65,000	392,288
BYD Electronic International Co., Ltd.	72,000	102,851
CGN Power Co., Ltd. Class H (e)	1,191,600	327,928
China Agri-Industries Holdings, Ltd.	190,000	61,043
China Aoyuan Group, Ltd.	128,000	179,896
China Cinda Asset Management Co., Ltd. Class H	1,059,592	244,130
China CITIC Bank Corp., Ltd. Class H	929,000	529,158
China Coal Energy Co., Ltd. Class H (a)	186,000	77,376
China Common Rich Renewable Energy Investment, Ltd. (a)(f)	68,000	—
China Communications Construction Co., Ltd. Class H	482,000	431,255
China Communications Services Corp., Ltd. Class H	250,000	193,920
China Conch Venture Holdings, Ltd.	176,500	623,539
China Construction Bank Corp. Class H	9,490,000	8,175,066
China Eastern Airlines Corp., Ltd. Class H (a)	192,000	113,295
China Education Group Holdings, Ltd. (b)	64,000	99,942
China Everbright Bank Co., Ltd. Class A	176,700	97,952
China Everbright Bank Co., Ltd. Class H	267,300	122,488
Security Description	Shares	Value
China Everbright International, Ltd.	361,518	$ 333,638
China Evergrande Group (b)	156,000	437,299
China Galaxy Securities Co., Ltd. Class H	366,800	217,380
China Hongqiao Group, Ltd.	206,000	145,288
China Huarong Asset Management Co., Ltd. Class H (e)	1,024,000	178,258
China Huishan Dairy Holdings Co., Ltd. (a)(f)	66,000	—
China International Capital Corp., Ltd. Class H (b)(e)	106,000	213,832
China Jinmao Holdings Group, Ltd.	592,000	359,936
China Life Insurance Co., Ltd. Class H	694,000	1,709,128
China Literature, Ltd. (a)(b)(e)	26,200	123,413
China Longyuan Power Group Corp., Ltd. Class H	379,000	243,045
China Medical System Holdings, Ltd.	144,000	131,973
China Mengniu Dairy Co., Ltd.	302,000	1,169,344
China Merchants Bank Co., Ltd. Class A	62,700	328,233
China Merchants Bank Co., Ltd. Class H	365,000	1,819,744
China Merchants Port Holdings Co., Ltd.	148,776	252,895
China Minsheng Banking Corp., Ltd. Class A	200,000	184,781
China Minsheng Banking Corp., Ltd. Class H	680,600	471,302
China Molybdenum Co., Ltd. Class H (b)	354,000	111,921
China National Building Material Co., Ltd. Class H	396,000	347,213
China Oilfield Services, Ltd. Class H	204,000	201,846
China Oriental Group Co., Ltd.	192,000	112,312
China Overseas Land & Investment, Ltd.	408,000	1,504,051
China Pacific Insurance Group Co., Ltd. Class H	275,600	1,077,706
China Petroleum & Chemical Corp. Class H	2,386,000	1,621,717
China Power International Development, Ltd.	606,000	148,155
China Railway Construction Corp., Ltd. Class H	221,000	270,999
China Railway Group, Ltd. Class H	423,000	321,615
China Railway Signal & Communication Corp., Ltd. Class H (e)	210,000	152,678
China Reinsurance Group Corp. Class H	499,000	88,782

See accompanying notes to financial statements.
66

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
China Resources Beer Holdings Co., Ltd.	164,721	$ 782,227
China Resources Gas Group, Ltd.	102,000	505,920
China Resources Pharmaceutical Group, Ltd. (e)	177,000	199,599
China Resources Power Holdings Co., Ltd.	222,055	324,023
China Shenhua Energy Co., Ltd. Class H	358,500	750,728
China Southern Airlines Co., Ltd. Class H	192,000	133,693
China State Construction Engineering Corp., Ltd. Class A	120,300	100,644
China Taiping Insurance Holdings Co., Ltd. (a)	168,200	449,969
China Telecom Corp., Ltd. Class H	1,464,000	736,451
China Tower Corp., Ltd. Class H (e)	4,282,000	1,123,597
China Unicom Hong Kong, Ltd.	646,000	708,636
China Vanke Co., Ltd. Class H	133,300	499,928
China Yangtze Power Co., Ltd. Class A	80,000	208,352
China Zhongwang Holdings, Ltd.	231,200	116,599
Chongqing Rural Commercial Bank Co., Ltd. Class H	257,000	139,808
CIFI Holdings Group Co., Ltd.	440,000	290,048
CITIC Securities Co., Ltd. Class H (a)	247,500	515,750
CITIC, Ltd.	640,000	922,419
CNOOC, Ltd.	1,692,000	2,893,455
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	116,000	68,598
COSCO SHIPPING Holdings Co., Ltd. Class H (a)(b)	227,000	88,621
COSCO SHIPPING Ports, Ltd.	174,725	172,433
Country Garden Holdings Co., Ltd.	806,000	1,225,636
Country Garden Services Holdings Co., Ltd.	158,000	365,245
CRRC Corp., Ltd. Class H	430,350	359,704
CSPC Pharmaceutical Group, Ltd.	508,000	819,302
Ctrip.com International, Ltd. ADR (a)	37,900	1,398,889
Dali Foods Group Co., Ltd. (e)	276,000	183,352
Daqin Railway Co., Ltd. Class A	180,000	211,873
Datang International Power Generation Co., Ltd. Class H	428,000	107,377
Dongfeng Motor Group Co., Ltd. Class H	308,000	252,314
ENN Energy Holdings, Ltd.	84,500	822,016
Far East Horizon, Ltd.	238,000	243,407
Security Description	Shares	Value
Foshan Haitian Flavouring & Food Co., Ltd. Class A	6,814	$ 104,099
Fosun International, Ltd.	260,500	346,111
Future Land Development Holdings, Ltd.	208,000	273,695
Fuyao Glass Industry Group Co., Ltd. Class H (e)	52,800	163,891
GDS Holdings, Ltd. ADR (a)(b)	8,100	304,317
Geely Automobile Holdings, Ltd.	540,000	923,443
Genscript Biotech Corp. (a)	94,000	236,068
GF Securities Co., Ltd. Class H	178,200	211,901
GOME Retail Holdings, Ltd. (a)(b)	972,000	104,509
Great Wall Motor Co., Ltd. Class H	387,000	276,906
Greentown Service Group Co., Ltd. (b)	134,000	108,229
Guangzhou Automobile Group Co., Ltd. Class H	302,800	323,245
Guangzhou R&F Properties Co., Ltd. Class H	98,800	189,949
Guotai Junan Securities Co., Ltd. Class H (e)	63,200	112,607
Haitian International Holdings, Ltd.	76,000	157,788
Haitong Securities Co., Ltd. Class H	354,800	397,830
Hengan International Group Co., Ltd.	78,500	577,258
HengTen Networks Group, Ltd. (a)(b)	2,024,000	48,187
HLA Corp., Ltd. Class A	79,800	105,309
Hua Hong Semiconductor, Ltd. (b)(e)	47,000	90,962
Huadian Power International Corp., Ltd. Class H	300,000	118,656
Huaneng Power International, Inc. Class H	478,000	281,446
Huaneng Renewables Corp., Ltd. Class H (a)	500,629	137,773
Huatai Securities Co., Ltd. Class H (b)(e)	181,200	311,722
Huaxia Bank Co., Ltd. Class A	91,800	102,846
Huazhu Group, Ltd. ADR (b)	15,500	561,875
Industrial & Commercial Bank of China, Ltd. Class A	276,400	236,868
Industrial & Commercial Bank of China, Ltd. Class H	6,424,000	4,686,950
Industrial Bank Co., Ltd. Class A	54,800	145,830
Inner Mongolia Yitai Coal Co., Ltd. Class B	93,400	101,246
iQIYI, Inc. ADR (a)(b)	16,100	332,465
JD.com, Inc. ADR (a)(b)	68,800	2,083,952
Jiangsu Expressway Co., Ltd. Class H	158,000	224,891

See accompanying notes to financial statements.
67

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Jiangxi Copper Co., Ltd. Class H	121,000	$ 161,075
Kaisa Group Holdings, Ltd. (b)	292,000	144,271
Kingdee International Software Group Co., Ltd. (b)	244,000	263,910
Kingsoft Corp., Ltd. (a)	118,000	255,258
Kunlun Energy Co., Ltd.	330,000	287,654
Kweichow Moutai Co., Ltd. Class A	4,100	586,993
KWG Group Holdings, Ltd.	134,000	136,015
Legend Holdings Corp. Class H (e)	60,300	141,864
Lenovo Group, Ltd.	778,000	602,483
Li Ning Co., Ltd.	185,500	437,365
Logan Property Holdings Co., Ltd.	158,000	255,631
Longfor Group Holdings, Ltd.	162,000	610,675
Luye Pharma Group, Ltd. (b)(e)	154,500	111,932
Maanshan Iron & Steel Co., Ltd. Class H (b)	284,000	112,691
Meitu, Inc. (a)(b)(e)	176,500	56,932
Meituan Dianping Class B (a)	98,700	865,402
Metallurgical Corp. of China, Ltd. Class H	400,000	107,008
MMG, Ltd. (a)	212,000	74,081
Momo, Inc. ADR	17,000	608,600
NetEase, Inc. ADR	6,600	1,688,082
New China Life Insurance Co., Ltd. Class H	95,100	462,566
New Oriental Education & Technology Group, Inc. ADR (a)	13,100	1,265,198
Nexteer Automotive Group, Ltd.	84,000	104,509
NIO, Inc. ADR (a)(b)	69,700	177,735
Noah Holdings, Ltd. ADR (a)(b)	4,400	187,220
People's Insurance Co. Group of China, Ltd. Class H	960,000	374,784
PetroChina Co., Ltd. Class A	124,800	124,927
PetroChina Co., Ltd. Class H	2,242,000	1,236,867
PICC Property & Casualty Co., Ltd. Class H	727,700	785,217
Pinduoduo, Inc. ADR (a)(b)	22,700	468,301
Ping An Insurance Group Co. of China, Ltd. Class A	36,690	473,025
Ping An Insurance Group Co. of China, Ltd. Class H	551,000	6,615,526
Postal Savings Bank of China Co., Ltd. Class H (e)	812,000	482,263
Power Construction Corp. of China, Ltd. Class A	142,200	109,448
Semiconductor Manufacturing International Corp. (a)(b)	358,300	399,003
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	204,000	184,873
Shanghai Electric Group Co., Ltd. Class H	358,000	129,682
Security Description	Shares	Value
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (b)	66,000	$ 199,795
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	154,704	187,192
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	100,900	198,378
Shanghai Pudong Development Bank Co., Ltd. Class A	147,600	250,832
Shenzhen Investment, Ltd.	352,000	129,761
Shenzhou International Group Holdings, Ltd.	82,300	1,131,395
Shui On Land, Ltd.	328,000	75,991
Sichuan Chuantou Energy Co., Ltd. Class A	76,700	99,321
Sihuan Pharmaceutical Holdings Group, Ltd.	326,000	73,441
SINA Corp. (a)	7,900	340,727
Sino-Ocean Group Holding, Ltd.	296,000	125,788
Sinopec Engineering Group Co., Ltd. Class H	140,500	119,054
Sinopec Shanghai Petrochemical Co., Ltd. Class A	133,200	100,002
Sinopec Shanghai Petrochemical Co., Ltd. Class H	322,000	127,770
Sinopharm Group Co., Ltd. Class H	122,000	429,440
Sinotrans, Ltd. Class H	286,000	103,967
Sinotruk Hong Kong, Ltd.	97,000	167,864
SOHO China, Ltd.	353,000	124,708
Sunac China Holdings, Ltd.	254,000	1,248,461
Sunny Optical Technology Group Co., Ltd.	74,800	772,654
TAL Education Group ADR (a)	32,700	1,245,870
Tencent Holdings, Ltd.	563,700	25,441,359
Tencent Music Entertainment Group ADR (a)(b)	13,000	194,870
Tingyi Cayman Islands Holding Corp.	234,000	390,574
Tong Ren Tang Technologies Co., Ltd. Class H	51,000	60,776
Towngas China Co., Ltd. (a)	88,000	63,416
TravelSky Technology, Ltd. Class H	107,000	215,027
Tsingtao Brewery Co., Ltd. Class H	38,000	241,984
Uni-President China Holdings, Ltd.	138,000	153,677
Vipshop Holdings, Ltd. ADR (a)	54,500	470,335
Want Want China Holdings, Ltd.	574,000	466,547
Weibo Corp. ADR (a)(b)	6,810	296,576
Weichai Power Co., Ltd. Class H	239,000	403,814
Wens Foodstuffs Group Co., Ltd. Class A	17,800	92,872
Wuliangye Yibin Co., Ltd. Class A	15,200	260,853
WuXi AppTec Co., Ltd. Class H (b)(e)	16,240	142,392

See accompanying notes to financial statements.
68

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Wuxi Biologics Cayman, Inc. (a)(e)	56,500	$ 507,325
Xiaomi Corp. Class B (a)(b)(e)	351,600	450,048
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	115,200	125,927
Xinyi Solar Holdings, Ltd.	320,000	157,696
Yangzijiang Shipbuilding Holdings, Ltd.	225,300	254,783
Yanzhou Coal Mining Co., Ltd. Class H	190,000	177,536
Yihai International Holding, Ltd.	45,000	233,568
Yum China Holdings, Inc.	33,300	1,538,460
Yuzhou Properties Co., Ltd.	239,398	112,460
YY, Inc. ADR (a)	5,900	411,171
Zhaojin Mining Industry Co., Ltd. Class H	95,000	106,400
Zhejiang Expressway Co., Ltd. Class H	172,000	181,192
ZhongAn Online P&C Insurance Co., Ltd. Class H (a)(b)(e)	23,300	63,973
Zhongsheng Group Holdings, Ltd. (b)	60,000	167,040
Zhuzhou CRRC Times Electric Co., Ltd. Class H	61,000	321,299
Zijin Mining Group Co., Ltd. Class H	684,000	277,540
ZTE Corp. Class H (a)	73,400	211,862
ZTO Express Cayman, Inc. ADR	37,500	717,000
		165,915,847
COLOMBIA — 0.1%
Bancolombia SA ADR	500	25,520
Bancolombia SA	25,059	301,927
Bancolombia SA Preference Shares	45,715	581,594
Cementos Argos SA	35,710	83,513
Ecopetrol SA ADR	700	12,803
Ecopetrol SA	462,200	420,837
Grupo Argos SA	22,062	119,012
Grupo Aval Acciones y Valores SA Preference Shares	302,656	121,270
Grupo de Inversiones Suramericana SA Preference Shares	9,428	93,016
Grupo de Inversiones Suramericana SA	24,789	263,581
Interconexion Electrica SA ESP	32,243	179,563
		2,202,636
CZECH REPUBLIC — 0.1%
CEZ A/S	19,755	477,455
Komercni banka A/S	9,580	382,036
Moneta Money Bank A/S (e)	69,836	239,425
		1,098,916
DENMARK — 1.1%
AP Moller - Maersk A/S Class A	414	481,337
AP Moller - Maersk A/S Class B	578	718,046
Security Description	Shares	Value
Carlsberg A/S Class B	9,910	$ 1,315,789
Chr. Hansen Holding A/S	9,655	908,047
Coloplast A/S Class B	10,952	1,239,578
Danske Bank A/S	61,538	974,148
Demant A/S (a)(b)	11,191	348,502
DSV A/S	17,682	1,739,063
Genmab A/S (a)	5,630	1,036,834
H Lundbeck A/S	7,583	300,011
ISS A/S	18,308	553,374
Novo Nordisk A/S Class B	170,438	8,698,735
Novozymes A/S Class B	19,958	932,125
Orsted A/S (e)	18,729	1,621,999
Pandora A/S	12,113	431,551
Tryg A/S	14,303	465,710
Vestas Wind Systems A/S	19,347	1,673,749
		23,438,598
EGYPT — 0.0% (g)
Commercial International Bank Egypt SAE	137,796	602,522
Eastern Co SAE	112,565	104,171
ElSewedy Electric Co.	69,110	58,782
		765,475
FINLAND — 0.7%
Elisa Oyj	15,948	779,314
Fortum Oyj	40,275	891,390
Kone Oyj Class B	31,753	1,876,721
Metso Oyj	12,976	510,548
Neste Oyj	42,342	1,438,858
Nokia Oyj (c)	458,995	2,282,124
Nokia Oyj (c)	74,340	370,931
Nokian Renkaat Oyj	14,145	442,335
Nordea Bank Abp	300,759	2,185,464
Orion Oyj Class B	12,638	463,859
Sampo Oyj Class A	41,539	1,963,142
Stora Enso Oyj Class R	62,764	738,701
UPM-Kymmene Oyj	49,340	1,313,123
Wartsila OYJ Abp	39,085	567,725
		15,824,235
FRANCE — 7.1%
Accor SA	20,080	863,233
Aeroports de Paris	3,014	532,700
Air Liquide SA	42,613	5,971,334
Airbus SE	57,606	8,179,224
Alstom SA	17,417	809,247
Amundi SA (e)	6,238	436,176
Arkema SA	7,265	676,597
Atos SE	10,532	881,788
AXA SA	192,830	5,072,642
BioMerieux	4,871	404,106
BNP Paribas SA	111,745	5,314,816
Bollore SA	103,045	455,309
Bouygues SA	23,569	874,191
Bureau Veritas SA	28,810	712,608
Capgemini SE	14,865	1,851,106

See accompanying notes to financial statements.
69

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Carrefour SA	54,125	$ 1,046,606
Casino Guichard Perrachon SA (b)	6,350	216,941
Cie de Saint-Gobain	46,001	1,795,529
Cie Generale des Etablissements Michelin SCA	16,028	2,036,088
CNP Assurances	17,239	391,850
Covivio REIT	5,323	557,992
Credit Agricole SA	105,769	1,270,143
Danone SA	61,271	5,198,270
Dassault Aviation SA	263	378,574
Dassault Systemes SE	12,265	1,959,624
Edenred	25,848	1,320,486
Eiffage SA	8,448	836,414
Electricite de France SA	64,119	809,413
Engie SA	172,487	2,620,353
EssilorLuxottica SA	26,748	3,495,358
Eurazeo SE	5,311	370,753
Eutelsat Communications SA	20,191	378,013
Faurecia SA	7,635	354,832
Gecina SA REIT	5,102	764,617
Getlink SE	48,133	772,328
Hermes International	2,976	2,149,348
ICADE REIT	3,709	340,439
Iliad SA (b)	2,932	329,756
Imerys SA	4,689	248,943
Ingenico Group SA	6,552	580,349
Ipsen SA	3,981	544,028
JCDecaux SA	7,931	240,608
Kering SA	7,218	4,275,150
Klepierre SA REIT (b)	20,838	699,570
Legrand SA	24,953	1,827,180
L'Oreal SA	24,973	7,124,035
LVMH Moet Hennessy Louis Vuitton SE	27,423	11,689,136
Natixis SA	99,754	402,030
Orange SA	189,178	2,987,020
Pernod Ricard SA (b)	20,212	3,729,975
Peugeot SA	54,348	1,341,189
Publicis Groupe SA	19,421	1,026,876
Remy Cointreau SA	2,535	366,054
Renault SA	20,016	1,260,293
Safran SA	31,220	4,581,049
Sanofi	110,930	9,589,492
Sartorius Stedim Biotech	2,945	465,167
Schneider Electric SE	52,477	4,766,524
SCOR SE	16,986	745,892
SEB SA	2,488	447,950
Societe BIC SA (b)	2,422	184,936
Societe Generale SA	80,199	2,029,367
Sodexo SA	9,287	1,087,217
Suez	38,516	556,609
Teleperformance	5,287	1,060,872
Thales SA	11,223	1,388,629
TOTAL SA	234,578	13,163,201
Ubisoft Entertainment SA (a)	8,582	672,786
Security Description	Shares	Value
Unibail-Rodamco-Westfield	34,100	$ 245,758
Unibail-Rodamco-Westfield REIT (b)	11,291	1,694,067
Valeo SA	25,488	830,136
Veolia Environnement SA	56,045	1,367,112
Vinci SA	50,522	5,181,555
Vivendi SA	86,210	2,376,841
Wendel SA	2,944	401,980
Worldline SA (a)(e)	6,940	505,810
		154,114,190
GERMANY — 5.6%
1&1 Drillisch AG	5,551	185,346
adidas AG	17,915	5,539,037
Allianz SE	42,023	10,145,432
Axel Springer SE	5,438	383,644
BASF SE	90,316	6,574,293
Bayer AG	92,572	6,424,358
Bayerische Motoren Werke AG	32,784	2,430,098
Bayerische Motoren Werke AG Preference Shares	6,432	399,932
Beiersdorf AG	9,980	1,199,600
Brenntag AG	16,590	818,243
Carl Zeiss Meditec AG	4,538	448,313
Commerzbank AG	89,142	641,473
Continental AG	10,891	1,590,271
Covestro AG (e)	15,543	791,384
Daimler AG	90,410	5,037,266
Delivery Hero SE (a)(e)	10,600	481,524
Deutsche Bank AG	194,389	1,500,891
Deutsche Boerse AG	18,813	2,665,177
Deutsche Lufthansa AG	27,525	472,376
Deutsche Post AG	97,948	3,223,599
Deutsche Telekom AG	330,717	5,729,153
Deutsche Wohnen SE	33,308	1,224,039
E.ON SE	217,945	2,370,519
Evonik Industries AG	16,655	485,738
Fraport AG Frankfurt Airport Services Worldwide	4,505	387,850
Fresenius Medical Care AG & Co. KGaA	21,337	1,677,574
Fresenius SE & Co. KGaA	41,307	2,242,888
Fuchs Petrolub SE Preference Shares	7,725	304,208
GEA Group AG	17,601	501,101
Hannover Rueck SE	5,970	966,766
HeidelbergCement AG	14,733	1,193,919
Henkel AG & Co. KGaA Preference Shares	17,639	1,727,910
Henkel AG & Co. KGaA	9,381	862,659
HOCHTIEF AG	2,491	303,816
HUGO BOSS AG	6,469	430,964
Infineon Technologies AG	123,755	2,191,496
Innogy SE (c)(e)	3,873	183,921
Innogy SE (c)	11,409	489,170
KION Group AG	5,281	333,416
Knorr-Bremse AG	5,233	584,016

See accompanying notes to financial statements.
70

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Lanxess AG	9,138	$ 543,836
Merck KGaA	12,796	1,340,049
METRO AG	20,150	368,870
MTU Aero Engines AG	5,148	1,228,203
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	14,807	3,721,491
Porsche Automobil Holding SE Preference Shares	15,941	1,037,298
Puma SE	8,980	599,780
QIAGEN NV (a)	20,806	845,635
RWE AG	56,239	1,387,855
SAP SE	97,314	13,382,771
Sartorius AG Preference Shares	3,921	805,082
Siemens AG	75,739	9,021,918
Siemens Healthineers AG (e)	13,066	552,181
Symrise AG	12,806	1,234,346
Telefonica Deutschland Holding AG	77,839	217,796
ThyssenKrupp AG	45,614	666,198
TUI AG	50,351	494,967
Uniper SE	22,637	686,495
United Internet AG	12,875	424,613
Volkswagen AG	3,328	572,848
Volkswagen AG Preference Shares	18,376	3,101,740
Vonovia SE	48,191	2,304,957
Wirecard AG	11,622	1,959,462
Zalando SE (a)(e)	13,563	602,685
		122,244,456
GREECE — 0.1%
Alpha Bank AE (a)	126,379	253,300
Eurobank Ergasias SA (a)	52,181	51,402
FF Group (a)(f)	122	67
Hellenic Telecommunications Organization SA	21,711	321,418
JUMBO SA	9,840	190,499
Motor Oil Hellas Corinth Refineries SA	5,457	139,825
OPAP SA	26,292	294,922
Titan Cement Co. SA	4,041	78,968
		1,330,401
HONG KONG — 3.0%
AIA Group, Ltd.	1,185,800	12,787,667
Alibaba Pictures Group, Ltd. (a)	1,680,000	361,267
ASM Pacific Technology, Ltd.	31,000	317,440
Bank of East Asia, Ltd.	126,340	353,348
China Ding Yi Feng Holdings, Ltd. (f)	104,000	153,754
China Everbright, Ltd.	90,000	132,941
China First Capital Group, Ltd. (a)	390,000	116,314
China Gas Holdings, Ltd.	190,400	707,983
China Mobile, Ltd.	606,000	5,518,963
China Resources Cement Holdings, Ltd.	276,000	267,433
Security Description	Shares	Value
China Resources Land, Ltd.	295,333	$ 1,300,410
China State Construction International Holdings, Ltd.	230,750	236,879
China Traditional Chinese Medicine Holdings Co., Ltd.	238,000	115,763
CK Asset Holdings, Ltd.	242,024	1,894,370
CK Hutchison Holdings, Ltd.	255,024	2,513,516
CK Infrastructure Holdings, Ltd.	75,000	611,520
CLP Holdings, Ltd.	154,000	1,699,174
Dairy Farm International Holdings, Ltd.	37,500	268,125
Fullshare Holdings, Ltd. (a)(b)	625,000	38,800
Galaxy Entertainment Group, Ltd.	200,000	1,347,840
Guangdong Investment, Ltd.	320,000	633,242
Haier Electronics Group Co., Ltd. (a)	147,000	406,426
Hang Lung Properties, Ltd.	216,000	513,700
Hang Seng Bank, Ltd.	71,700	1,785,043
Henderson Land Development Co., Ltd.	130,466	718,920
HK Electric Investments & HK Electric Investments, Ltd.	246,664	252,584
HKT Trust & HKT, Ltd.	425,000	674,560
Hong Kong & China Gas Co., Ltd.	956,505	2,120,533
Hong Kong Exchanges & Clearing, Ltd.	113,032	3,990,301
Hongkong Land Holdings, Ltd.	127,300	819,812
Hutchison China MediTech, Ltd. ADR (a)(b)	7,900	173,800
Hysan Development Co., Ltd.	67,000	346,042
Jardine Matheson Holdings, Ltd.	20,400	1,285,608
Jardine Strategic Holdings, Ltd.	22,700	865,551
Kerry Properties, Ltd.	75,500	316,979
Kingboard Holdings, Ltd.	88,000	244,992
Kingboard Laminates Holdings, Ltd.	114,000	104,479
Lee & Man Paper Manufacturing, Ltd.	156,000	109,225
Link REIT	199,500	2,451,456
Melco Resorts & Entertainment, Ltd. ADR	25,230	547,996
MTR Corp., Ltd.	157,881	1,062,981
New World Development Co., Ltd.	630,324	985,927
Nine Dragons Paper Holdings, Ltd.	191,000	169,425
NWS Holdings, Ltd.	158,968	326,787
PCCW, Ltd.	512,000	295,567
Power Assets Holdings, Ltd.	142,500	1,025,088
Sands China, Ltd.	256,000	1,223,885
Shanghai Industrial Holdings, Ltd.	53,000	114,921
Shangri-La Asia, Ltd.	170,000	214,336
Shenzhen International Holdings, Ltd.	118,746	235,592

See accompanying notes to financial statements.
71

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Shimao Property Holdings, Ltd.	133,500	$ 406,694
Sino Biopharmaceutical, Ltd.	771,000	788,517
Sino Land Co., Ltd.	336,965	565,023
SJM Holdings, Ltd.	218,000	248,066
SSY Group, Ltd.	204,000	184,351
Sun Art Retail Group, Ltd.	251,500	238,221
Sun Hung Kai Properties, Ltd.	150,500	2,552,480
Swire Pacific, Ltd. Class A	52,500	645,120
Swire Properties, Ltd.	126,400	510,454
Techtronic Industries Co., Ltd.	149,000	1,140,506
Vitasoy International Holdings, Ltd.	42,000	201,869
WH Group, Ltd. (e)	900,000	912,384
Wharf Holdings, Ltd.	130,000	344,448
Wharf Real Estate Investment Co., Ltd.	128,000	901,939
Wheelock & Co., Ltd.	84,000	602,112
Yue Yuen Industrial Holdings, Ltd.	89,500	245,158
Yuexiu Property Co., Ltd.	714,000	161,764
		65,408,371
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	44,467	494,506
OTP Bank Nyrt	20,247	807,210
Richter Gedeon Nyrt	18,210	336,337
		1,638,053
INDIA — 2.2%
Adani Ports & Special Economic Zone, Ltd.	52,116	309,702
Ambuja Cements, Ltd.	52,062	160,574
Ashok Leyland, Ltd.	96,463	122,208
Asian Paints, Ltd.	30,695	604,295
Aurobindo Pharma, Ltd.	23,836	209,949
Avenue Supermarts, Ltd. (a)(e)	10,923	221,079
Axis Bank, Ltd. (a)	178,851	2,098,071
Bajaj Auto, Ltd.	8,686	356,412
Bajaj Finance, Ltd.	16,741	893,783
Bajaj Finserv, Ltd.	3,439	425,962
Bharat Forge, Ltd.	16,336	106,272
Bharat Petroleum Corp., Ltd.	52,710	298,953
Bharti Airtel, Ltd.	194,415	976,194
Bharti Infratel, Ltd.	17,640	68,053
Bosch, Ltd.	698	165,441
Britannia Industries, Ltd.	5,514	219,442
Cipla, Ltd.	30,767	246,060
Coal India, Ltd.	75,457	276,839
Container Corp. Of India, Ltd.	18,212	149,859
Dabur India, Ltd.	47,756	276,148
Divi's Laboratories, Ltd.	7,572	175,184
Dr Reddy's Laboratories, Ltd.	12,175	451,407
Eicher Motors, Ltd.	1,262	349,746
GAIL India, Ltd.	65,126	294,224
GAIL India, Ltd. GDR	711	19,268
Glenmark Pharmaceuticals, Ltd.	13,064	83,747
Godrej Consumer Products, Ltd.	31,261	300,122
Security Description	Shares	Value
Grasim Industries, Ltd.	33,219	$ 440,337
Havells India, Ltd.	19,396	220,155
HCL Technologies, Ltd.	54,123	835,632
Hero MotoCorp, Ltd.	4,570	171,472
Hindalco Industries, Ltd.	105,540	316,800
Hindustan Petroleum Corp., Ltd.	57,590	241,156
Hindustan Unilever, Ltd.	60,480	1,567,385
Housing Development Finance Corp., Ltd.	156,216	4,966,142
ICICI Bank, Ltd. ADR	3,933	49,516
ICICI Bank, Ltd.	213,284	1,349,334
ICICI Lombard General Insurance Co., Ltd. (e)	3,665	58,882
Indiabulls Housing Finance, Ltd.	26,026	228,862
Indian Oil Corp., Ltd.	207,419	468,009
Infosys, Ltd. ADR (b)	14,600	156,220
Infosys, Ltd.	317,619	3,366,801
InterGlobe Aviation, Ltd. (e)	8,111	182,959
ITC, Ltd.	343,637	1,363,048
JSW Steel, Ltd.	84,590	339,022
Larsen & Toubro, Ltd., GDR	3,180	71,073
Larsen & Toubro, Ltd.	40,314	910,996
LIC Housing Finance, Ltd.	27,542	223,041
Lupin, Ltd.	24,227	264,285
Mahindra & Mahindra Financial Services, Ltd.	27,266	152,609
Mahindra & Mahindra, Ltd. GDR	3,302	30,709
Mahindra & Mahindra, Ltd.	70,227	666,992
Marico, Ltd.	54,288	290,954
Maruti Suzuki India, Ltd.	10,676	1,011,341
Motherson Sumi Systems, Ltd.	82,206	145,470
Nestle India, Ltd.	2,089	360,920
NTPC, Ltd.	214,683	438,836
Oil & Natural Gas Corp., Ltd.	182,146	443,309
Page Industries, Ltd.	490	147,311
Petronet LNG, Ltd.	45,619	162,544
Pidilite Industries, Ltd.	10,715	188,757
Piramal Enterprises, Ltd.	7,347	207,018
Power Grid Corp. of India, Ltd.	200,042	596,699
REC, Ltd.	54,149	129,514
Reliance Industries, Ltd., GDR (e)	6,884	248,857
Reliance Industries, Ltd.	259,002	4,705,205
Shree Cement, Ltd.	1,029	323,484
Shriram Transport Finance Co., Ltd.	13,935	218,026
State Bank of India (a)	182,304	958,167
State Bank of India GDR (a)	1,020	52,836
Sun Pharmaceutical Industries, Ltd.	77,071	448,118
Tata Consultancy Services, Ltd.	85,102	2,746,836
Tata Motors, Ltd. ADR (a)(b)	1,078	12,591
Tata Motors, Ltd. (a)	143,863	338,569
Tata Power Co., Ltd.	115,538	115,492
Tata Steel, Ltd.	25,361	185,466
Tata Steel, Ltd. GDR	1,300	9,360

See accompanying notes to financial statements.
72

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Tech Mahindra, Ltd.	47,752	$ 489,401
Titan Co., Ltd.	34,026	656,268
UltraTech Cement, Ltd.	10,458	688,892
United Spirits, Ltd. (a)	25,960	219,952
UPL, Ltd.	39,083	532,789
Vedanta, Ltd.	114,419	288,917
Vedanta, Ltd. ADR (b)	1,433	14,574
Vodafone Idea, Ltd. (a)	693,861	121,629
Wipro, Ltd. ADR	7,834	33,921
Wipro, Ltd.	93,853	381,857
Yes Bank, Ltd.	163,001	256,211
Zee Entertainment Enterprises, Ltd.	51,854	253,119
		46,923,641
INDONESIA — 0.5%
Adaro Energy Tbk PT	1,258,000	121,103
Astra International Tbk PT	2,015,000	1,062,591
Bank Central Asia Tbk PT	923,700	1,959,859
Bank Mandiri Persero Tbk PT	1,961,000	1,113,929
Bank Negara Indonesia Persero Tbk PT	651,900	424,525
Bank Rakyat Indonesia Persero Tbk PT	5,528,600	1,706,225
Bank Tabungan Negara Persero Tbk PT	370,200	64,462
Bukit Asam Tbk PT	469,600	98,391
Bumi Serpong Damai Tbk PT (a)	1,332,000	144,726
Charoen Pokphand Indonesia Tbk PT	817,700	273,772
Gudang Garam Tbk PT	43,700	237,794
Hanjaya Mandala Sampoerna Tbk PT	833,400	185,233
Indah Kiat Pulp & Paper Corp. Tbk PT	239,400	158,866
Indocement Tunggal Prakarsa Tbk PT	222,400	314,847
Indofood CBP Sukses Makmur Tbk PT	220,400	158,348
Indofood Sukses Makmur Tbk PT	409,500	203,627
Jasa Marga Persero Tbk PT	410,075	166,178
Kalbe Farma Tbk PT	1,941,600	200,654
Pabrik Kertas Tjiwi Kimia Tbk PT	133,200	118,562
Pakuwon Jati Tbk PT	1,357,000	70,119
Perusahaan Gas Negara Tbk PT	1,274,900	190,412
Semen Indonesia Persero Tbk PT	331,000	271,196
Surya Citra Media Tbk PT	511,200	58,257
Telekomunikasi Indonesia Persero Tbk PT	5,006,800	1,467,220
Unilever Indonesia Tbk PT	144,200	459,317
United Tractors Tbk PT	146,700	292,829
		11,523,042
Security Description	Shares	Value
IRELAND — 0.4%
AerCap Holdings NV (a)	14,123	$ 734,537
AIB Group PLC	83,592	342,320
Bank of Ireland Group PLC	92,401	483,620
CRH PLC	79,344	2,592,342
DCC PLC	8,826	788,546
Flutter Entertainment PLC	8,664	652,575
James Hardie Industries PLC	49,906	654,902
Kerry Group PLC Class A	14,990	1,792,415
Kingspan Group PLC	14,517	789,567
Smurfit Kappa Group PLC	23,145	701,374
		9,532,198
ISRAEL — 0.4%
Azrieli Group, Ltd.	5,161	345,846
Bank Hapoalim BM	116,227	862,280
Bank Leumi Le-Israel BM	135,708	980,174
Check Point Software Technologies, Ltd. (a)	11,610	1,342,232
CyberArk Software, Ltd. (a)	2,383	304,643
Elbit Systems, Ltd.	2,985	444,417
Israel Chemicals, Ltd.	87,022	456,026
Israel Discount Bank, Ltd. Class A	68,991	281,841
Mizrahi Tefahot Bank, Ltd.	16,345	377,032
Nice, Ltd. (a)	5,568	757,325
Teva Pharmaceutical Industries, Ltd. ADR (a)	58,353	538,598
Teva Pharmaceutical Industries, Ltd. (a)	44,182	405,084
Wix.com, Ltd. (a)	5,200	738,920
		7,834,418
ITALY — 1.3%
Assicurazioni Generali SpA	102,747	1,937,658
Atlantia SpA	51,853	1,352,841
Davide Campari-Milano SpA	63,379	621,797
Enel SpA	777,433	5,435,994
Eni SpA	242,276	4,029,854
Ferrari NV	11,405	1,854,689
FinecoBank Banca Fineco SpA	35,611	397,833
Intesa Sanpaolo SpA	1,411,980	3,026,187
Leonardo SpA	40,572	514,937
Mediobanca Banca di Credito Finanziario SpA	67,200	693,797
Moncler SpA	19,250	824,264
Pirelli & C SpA (e)	44,955	266,110
Poste Italiane SpA (e)	58,699	618,998
Prysmian SpA (b)	26,064	538,723
Recordati SpA	11,833	494,009
Snam SpA	190,222	946,867
Telecom Italia SpA (a)(c)	763,643	417,600
Telecom Italia SpA (c)	579,163	300,821
Terna Rete Elettrica Nazionale SpA	150,890	962,268
UniCredit SpA	189,062	2,330,880
		27,566,127

See accompanying notes to financial statements.
73

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
JAPAN — 15.1%
ABC-Mart, Inc.	2,900	$ 188,955
Acom Co., Ltd. (b)	36,100	130,006
Advantest Corp.	19,800	544,895
Aeon Co., Ltd.	64,700	1,111,562
AEON Financial Service Co., Ltd.	10,500	169,088
Aeon Mall Co., Ltd.	8,700	130,976
AGC, Inc.	19,000	656,905
Air Water, Inc.	17,200	294,383
Aisin Seiki Co., Ltd.	16,600	571,617
Ajinomoto Co., Inc.	39,200	679,651
Alfresa Holdings Corp.	20,500	505,745
Alps Alpine Co., Ltd.	22,700	382,617
Amada Holdings Co., Ltd.	40,500	455,973
ANA Holdings, Inc.	12,400	410,648
Aozora Bank, Ltd.	11,600	278,426
Asahi Group Holdings, Ltd.	33,800	1,519,965
Asahi Intecc Co., Ltd.	22,200	546,861
Asahi Kasei Corp.	116,600	1,242,947
Astellas Pharma, Inc.	177,700	2,531,738
Bandai Namco Holdings, Inc.	21,400	1,038,816
Bank of Kyoto, Ltd.	5,500	212,618
Benesse Holdings, Inc.	6,600	153,637
Bridgestone Corp. (b)	53,700	2,114,307
Brother Industries, Ltd.	25,800	487,312
Calbee, Inc.	9,600	259,113
Canon, Inc. (b)	94,700	2,765,233
Casio Computer Co., Ltd.	25,500	316,679
Central Japan Railway Co.	13,700	2,744,069
Chiba Bank, Ltd.	76,000	371,041
Chubu Electric Power Co., Inc.	62,400	875,419
Chugai Pharmaceutical Co., Ltd. (b)	20,800	1,359,124
Chugoku Electric Power Co., Inc.	32,000	403,341
Coca-Cola Bottlers Japan Holdings, Inc. (b)	13,200	334,349
Concordia Financial Group, Ltd.	106,900	397,874
Credit Saison Co., Ltd.	18,700	218,867
CyberAgent, Inc.	10,600	384,193
Dai Nippon Printing Co., Ltd.	26,400	562,599
Daicel Corp.	24,500	217,849
Daifuku Co., Ltd.	10,100	567,152
Dai-ichi Life Holdings, Inc.	100,300	1,512,785
Daiichi Sankyo Co., Ltd.	53,700	2,808,609
Daikin Industries, Ltd.	23,600	3,080,880
Daito Trust Construction Co., Ltd.	7,700	981,618
Daiwa House Industry Co., Ltd.	52,900	1,542,221
Daiwa House REIT Investment Corp.	194	468,344
Daiwa Securities Group, Inc.	170,400	746,666
Denso Corp.	40,400	1,699,770
Dentsu, Inc. (b)	23,100	806,163
Disco Corp.	3,000	492,296
East Japan Railway Co.	28,900	2,703,843
Security Description	Shares	Value
Eisai Co., Ltd.	23,400	$ 1,322,901
Electric Power Development Co., Ltd.	17,100	388,535
FamilyMart UNY Holdings Co., Ltd.	26,800	639,777
FANUC Corp.	18,400	3,403,676
Fast Retailing Co., Ltd.	5,800	3,506,163
Fuji Electric Co., Ltd.	12,500	431,014
FUJIFILM Holdings Corp.	33,600	1,703,701
Fujitsu, Ltd.	20,500	1,429,330
Fukuoka Financial Group, Inc.	18,400	335,927
GMO Payment Gateway, Inc.	1,700	116,920
Hakuhodo DY Holdings, Inc.	25,000	420,921
Hamamatsu Photonics KK	14,400	560,683
Hankyu Hanshin Holdings, Inc.	24,200	867,013
Hikari Tsushin, Inc.	2,200	479,655
Hino Motors, Ltd.	29,300	246,660
Hirose Electric Co., Ltd.	3,300	368,164
Hisamitsu Pharmaceutical Co., Inc.	5,400	213,263
Hitachi Chemical Co., Ltd.	13,900	377,496
Hitachi Construction Machinery Co., Ltd.	13,000	338,092
Hitachi High-Technologies Corp.	8,000	411,361
Hitachi Metals, Ltd.	24,700	279,004
Hitachi, Ltd.	91,700	3,361,085
Honda Motor Co., Ltd.	155,400	4,016,976
Hoshizaki Corp.	4,500	334,973
Hoya Corp.	36,100	2,765,634
Hulic Co., Ltd. (b)	34,600	278,110
Idemitsu Kosan Co., Ltd.	21,877	657,894
IHI Corp.	15,900	383,259
Iida Group Holdings Co., Ltd.	19,200	310,080
Inpex Corp.	106,900	963,727
Isetan Mitsukoshi Holdings, Ltd.	40,400	327,730
Isuzu Motors, Ltd.	59,300	675,340
ITOCHU Corp.	127,100	2,430,755
Itochu Techno-Solutions Corp.	9,500	243,540
J Front Retailing Co., Ltd.	21,300	244,157
Japan Airlines Co., Ltd.	12,500	399,457
Japan Airport Terminal Co., Ltd.	5,500	234,569
Japan Exchange Group, Inc.	54,600	867,600
Japan Post Bank Co., Ltd.	42,700	433,579
Japan Post Holdings Co., Ltd.	147,000	1,664,563
Japan Prime Realty Investment Corp. REIT (b)	98	424,782
Japan Real Estate Investment Corp. REIT	142	864,600
Japan Retail Fund Investment Corp. REIT	279	564,526
Japan Tobacco, Inc. (b)	116,100	2,564,135
JFE Holdings, Inc. (b)	51,300	753,501
JGC Corp.	20,200	277,108
JSR Corp.	18,200	287,342
JTEKT Corp.	23,200	281,225
JXTG Holdings, Inc.	298,500	1,480,587

See accompanying notes to financial statements.
74

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Kajima Corp.	48,500	$ 665,333
Kakaku.com, Inc.	13,300	256,766
Kamigumi Co., Ltd.	10,700	253,249
Kaneka Corp.	5,200	195,471
Kansai Electric Power Co., Inc.	75,100	860,506
Kansai Paint Co., Ltd.	20,900	438,213
Kao Corp. (b)	46,500	3,543,391
Kawasaki Heavy Industries, Ltd.	15,500	364,410
KDDI Corp.	175,500	4,468,946
Keihan Holdings Co., Ltd.	11,300	492,422
Keikyu Corp.	24,400	420,104
Keio Corp.	9,100	598,840
Keisei Electric Railway Co., Ltd.	14,800	539,168
Keyence Corp.	9,000	5,524,132
Kikkoman Corp.	14,800	644,255
Kintetsu Group Holdings Co., Ltd.	17,800	852,497
Kirin Holdings Co., Ltd. (b)	76,800	1,656,254
Kobayashi Pharmaceutical Co., Ltd. (b)	5,800	415,055
Kobe Steel, Ltd.	35,800	234,258
Koito Manufacturing Co., Ltd.	11,700	624,420
Komatsu, Ltd.	86,700	2,092,259
Konami Holdings Corp.	10,100	473,408
Konica Minolta, Inc.	50,300	489,741
Kose Corp.	3,100	519,928
Kubota Corp.	106,900	1,779,021
Kuraray Co., Ltd.	34,200	408,533
Kurita Water Industries, Ltd.	13,100	325,251
Kyocera Corp.	30,100	1,965,412
Kyowa Hakko Kirin Co., Ltd. (b)	26,900	484,120
Kyushu Electric Power Co., Inc.	45,300	444,843
Kyushu Railway Co.	16,700	486,709
Lawson, Inc.	5,600	268,721
LINE Corp. (a)(b)	3,900	109,138
Lion Corp.	23,500	437,762
LIXIL Group Corp.	27,800	439,681
M3, Inc.	37,800	690,813
Makita Corp.	24,600	835,678
Marubeni Corp.	166,800	1,103,846
Marui Group Co., Ltd.	23,400	476,514
Maruichi Steel Tube, Ltd.	5,100	141,677
Mazda Motor Corp.	63,500	662,760
McDonald's Holdings Co. Japan, Ltd. (b)	6,300	277,752
Mebuki Financial Group, Inc.	86,200	224,821
Medipal Holdings Corp.	18,600	410,705
MEIJI Holdings Co., Ltd.	10,300	736,124
Mercari, Inc. (a)(b)	7,400	196,298
MINEBEA MITSUMI, Inc.	40,600	687,720
MISUMI Group, Inc.	29,700	744,843
Mitsubishi Chemical Holdings Corp.	115,000	803,314
Mitsubishi Corp.	128,500	3,387,228
Mitsubishi Electric Corp.	171,800	2,262,708
Mitsubishi Estate Co., Ltd.	111,300	2,071,250
Security Description	Shares	Value
Mitsubishi Gas Chemical Co., Inc.	16,900	$ 225,250
Mitsubishi Heavy Industries, Ltd.	29,600	1,288,784
Mitsubishi Materials Corp.	11,800	335,688
Mitsubishi Motors Corp.	64,600	309,389
Mitsubishi Tanabe Pharma Corp.	25,300	281,789
Mitsubishi UFJ Financial Group, Inc.	1,218,000	5,788,157
Mitsubishi UFJ Lease & Finance Co., Ltd.	40,900	216,762
Mitsui & Co., Ltd.	156,200	2,542,926
Mitsui Chemicals, Inc.	18,500	457,950
Mitsui Fudosan Co., Ltd.	83,900	2,034,423
Mitsui OSK Lines, Ltd.	10,800	258,522
Mizuho Financial Group, Inc.	2,291,900	3,320,638
MonotaRO Co., Ltd. (b)	11,900	290,045
MS&AD Insurance Group Holdings, Inc.	44,000	1,396,696
Murata Manufacturing Co., Ltd.	57,000	2,560,609
Nabtesco Corp. (b)	13,500	375,153
Nagoya Railroad Co., Ltd.	15,500	428,861
NEC Corp.	22,300	877,594
Nexon Co., Ltd. (a)	46,700	677,050
NGK Insulators, Ltd.	28,500	415,570
NGK Spark Plug Co., Ltd.	20,000	375,348
NH Foods, Ltd.	10,400	445,480
Nidec Corp.	21,200	2,897,438
Nikon Corp.	33,600	475,278
Nintendo Co., Ltd.	10,800	3,958,530
Nippon Building Fund, Inc. REIT	144	986,375
Nippon Electric Glass Co., Ltd. (b)	7,500	189,971
Nippon Express Co., Ltd.	8,100	430,787
Nippon Paint Holdings Co., Ltd. (b)	16,500	640,152
Nippon Prologis REIT, Inc.	204	471,279
Nippon Steel Corp.	74,700	1,281,978
Nippon Telegraph & Telephone Corp.	60,900	2,835,858
Nippon Yusen KK	17,500	280,838
Nissan Chemical Corp.	10,900	491,178
Nissan Motor Co., Ltd.	215,900	1,546,208
Nisshin Seifun Group, Inc.	22,000	502,116
Nissin Foods Holdings Co., Ltd.	6,700	431,576
Nitori Holdings Co., Ltd.	8,300	1,100,093
Nitto Denko Corp.	17,300	853,760
Nomura Holdings, Inc.	303,000	1,066,996
Nomura Real Estate Holdings, Inc.	11,300	242,907
Nomura Real Estate Master Fund, Inc. REIT	407	625,950
Nomura Research Institute, Ltd.	35,700	572,247
NSK, Ltd.	38,700	344,830
NTT Data Corp.	65,900	877,729
NTT DOCOMO, Inc.	126,500	2,949,984

See accompanying notes to financial statements.
75

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Obayashi Corp.	72,500	$ 713,964
Obic Co., Ltd.	6,600	747,355
Odakyu Electric Railway Co., Ltd.	31,800	778,324
Oji Holdings Corp.	87,000	502,265
Olympus Corp.	107,800	1,196,666
Omron Corp.	20,100	1,048,469
Ono Pharmaceutical Co., Ltd.	39,100	701,143
Oracle Corp. Japan	4,000	292,185
Oriental Land Co., Ltd.	18,900	2,340,134
ORIX Corp.	124,000	1,850,678
Osaka Gas Co., Ltd.	41,500	722,995
Otsuka Corp.	11,300	454,664
Otsuka Holdings Co., Ltd.	36,100	1,178,092
Pan Pacific International Holdings Corp.	9,800	622,164
Panasonic Corp.	206,200	1,717,887
Park24 Co., Ltd.	10,500	244,519
PeptiDream, Inc. (a)	9,200	470,503
Persol Holdings Co., Ltd.	17,000	399,360
Pigeon Corp. (b)	12,200	490,876
Pola Orbis Holdings, Inc.	9,700	270,995
Rakuten, Inc.	89,400	1,062,112
Recruit Holdings Co., Ltd.	113,000	3,769,464
Renesas Electronics Corp. (a)	87,100	432,509
Resona Holdings, Inc.	216,200	900,198
Ricoh Co., Ltd.	69,700	696,094
Rinnai Corp.	3,900	247,958
Rohm Co., Ltd.	10,200	685,428
Ryohin Keikaku Co., Ltd.	2,700	487,674
Sankyo Co., Ltd.	3,800	137,553
Santen Pharmaceutical Co., Ltd.	37,600	622,944
SBI Holdings, Inc.	27,000	668,359
Secom Co., Ltd.	19,600	1,687,121
Sega Sammy Holdings, Inc.	18,200	221,123
Seibu Holdings, Inc.	23,900	398,407
Seiko Epson Corp.	29,600	468,424
Sekisui Chemical Co., Ltd.	39,000	585,688
Sekisui House, Ltd.	66,500	1,095,886
Seven & i Holdings Co., Ltd.	71,200	2,410,781
Seven Bank, Ltd.	72,000	188,454
SG Holdings Co., Ltd.	11,600	328,921
Sharp Corp. (b)	24,800	272,077
Shimadzu Corp.	24,100	590,980
Shimamura Co., Ltd.	2,300	171,849
Shimano, Inc.	6,800	1,011,732
Shimizu Corp.	62,900	522,513
Shin-Etsu Chemical Co., Ltd.	34,500	3,213,361
Shinsei Bank, Ltd.	14,900	231,369
Shionogi & Co., Ltd.	25,000	1,440,737
Shiseido Co., Ltd.	37,900	2,856,747
Shizuoka Bank, Ltd.	53,000	390,588
Showa Denko KK (b)	15,500	456,052
SMC Corp.	5,400	2,013,347
Softbank Corp. (b)	157,600	2,047,162
SoftBank Group Corp.	163,400	7,833,312
Security Description	Shares	Value
Sohgo Security Services Co., Ltd.	9,100	$ 419,779
Sompo Holdings, Inc.	34,000	1,313,106
Sony Corp.	125,800	6,594,750
Sony Financial Holdings, Inc.	18,700	449,189
Stanley Electric Co., Ltd.	16,400	403,074
Subaru Corp.	57,000	1,385,586
SUMCO Corp. (b)	23,600	280,817
Sumitomo Chemical Co., Ltd.	157,300	729,998
Sumitomo Corp.	121,300	1,837,964
Sumitomo Dainippon Pharma Co., Ltd.	19,600	371,661
Sumitomo Electric Industries, Ltd.	80,600	1,058,184
Sumitomo Heavy Industries, Ltd.	12,900	443,610
Sumitomo Metal Mining Co., Ltd.	25,600	764,864
Sumitomo Mitsui Financial Group, Inc.	131,600	4,648,873
Sumitomo Mitsui Trust Holdings, Inc.	30,500	1,105,745
Sumitomo Realty & Development Co., Ltd.	30,700	1,096,469
Sumitomo Rubber Industries, Ltd. (b)	21,500	248,645
Sundrug Co., Ltd.	8,300	224,641
Suntory Beverage & Food, Ltd.	14,400	626,174
Suzuken Co., Ltd.	8,500	498,608
Suzuki Motor Corp.	36,400	1,710,874
Sysmex Corp.	15,400	1,004,416
T&D Holdings, Inc.	61,900	671,914
Taiheiyo Cement Corp.	12,400	375,200
Taisei Corp.	18,000	654,075
Taisho Pharmaceutical Holdings Co., Ltd.	3,800	291,684
Taiyo Nippon Sanso Corp.	15,200	322,792
Takeda Pharmaceutical Co., Ltd.	147,238	5,224,530
TDK Corp.	13,500	1,045,016
Teijin, Ltd.	18,900	322,251
Terumo Corp.	64,200	1,912,771
THK Co., Ltd. (b)	13,900	332,212
Tobu Railway Co., Ltd.	19,900	579,970
Toho Co., Ltd.	12,900	548,376
Toho Gas Co., Ltd.	8,500	312,813
Tohoku Electric Power Co., Inc.	45,200	456,867
Tokio Marine Holdings, Inc.	61,500	3,081,850
Tokyo Century Corp.	3,700	156,084
Tokyo Electric Power Co. Holdings, Inc. (a)	163,600	853,380
Tokyo Electron, Ltd.	14,700	2,062,966
Tokyo Gas Co., Ltd.	41,300	972,700
Tokyu Corp.	51,000	904,594
Tokyu Fudosan Holdings Corp.	67,200	371,116
Toppan Printing Co., Ltd.	27,000	409,736
Toray Industries, Inc.	142,600	1,084,258
Toshiba Corp.	52,000	1,619,269

See accompanying notes to financial statements.
76

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Tosoh Corp.	27,200	$ 382,476
TOTO, Ltd.	15,300	604,246
Toyo Seikan Group Holdings, Ltd.	16,600	329,412
Toyo Suisan Kaisha, Ltd.	10,500	432,708
Toyoda Gosei Co., Ltd.	5,300	103,353
Toyota Industries Corp.	15,300	842,111
Toyota Motor Corp.	224,300	13,923,505
Toyota Tsusho Corp.	22,200	672,758
Trend Micro, Inc.	12,500	557,476
Tsuruha Holdings, Inc.	3,600	332,801
Unicharm Corp.	37,100	1,117,063
United Urban Investment Corp. REIT	312	522,992
USS Co., Ltd.	25,500	502,474
Welcia Holdings Co., Ltd.	4,500	183,149
West Japan Railway Co.	15,100	1,221,567
Yahoo! Japan Corp.	308,000	903,360
Yakult Honsha Co., Ltd.	12,200	719,046
Yamada Denki Co., Ltd.	59,400	262,983
Yamaha Corp.	13,700	651,049
Yamaha Motor Co., Ltd. (b)	29,200	519,009
Yamato Holdings Co., Ltd.	34,300	697,525
Yamazaki Baking Co., Ltd.	16,800	254,011
Yaskawa Electric Corp.	26,400	896,826
Yokogawa Electric Corp.	24,800	486,148
Yokohama Rubber Co., Ltd. (b)	10,800	198,478
ZOZO, Inc.	24,900	466,615
		327,810,599
LUXEMBOURG — 0.2%
ArcelorMittal	70,741	1,267,690
Aroundtown SA	82,021	676,817
Eurofins Scientific SE (b)	1,283	568,360
Millicom International Cellular SA SDR	7,354	414,139
Reinet Investments SCA	15,345	247,218
RTL Group SA	4,051	207,782
SES SA	39,229	614,268
Tenaris SA	51,067	669,365
		4,665,639
MACAU — 0.0% (g)
MGM China Holdings, Ltd.	85,200	144,826
Wynn Macau, Ltd.	172,000	385,280
		530,106
MALAYSIA — 0.5%
AirAsia Group Bhd	140,400	92,751
Alliance Bank Malaysia Bhd	140,600	127,926
AMMB Holdings Bhd	132,400	135,524
Axiata Group Bhd	284,572	342,932
British American Tobacco Malaysia Bhd	23,500	163,775
CIMB Group Holdings Bhd	514,589	669,931
Dialog Group Bhd	417,600	329,432
DiGi.Com Bhd	316,000	386,158
Security Description	Shares	Value
Fraser & Neave Holdings Bhd	17,600	$ 147,188
Gamuda Bhd	128,616	117,023
Genting Bhd	190,200	311,592
Genting Malaysia Bhd	259,500	203,456
Genting Plantations Bhd	900	2,178
HAP Seng Consolidated Bhd	66,200	159,393
Hartalega Holdings Bhd	138,200	175,237
Hong Leong Bank Bhd	61,432	282,446
Hong Leong Financial Group Bhd	20,700	92,868
IHH Healthcare Bhd	233,600	327,860
IJM Corp. Bhd	331,300	192,407
IOI Corp. Bhd	149,800	154,059
Kuala Lumpur Kepong Bhd	43,300	257,338
Malayan Banking Bhd	404,464	869,120
Malaysia Airports Holdings Bhd	66,124	136,488
Maxis Bhd	221,600	298,684
MISC Bhd	86,500	149,661
Nestle Malaysia Bhd	6,300	227,303
Petronas Chemicals Group Bhd	247,800	503,695
Petronas Dagangan Bhd	22,600	138,909
Petronas Gas Bhd	77,000	323,465
PPB Group Bhd	44,280	200,372
Press Metal Aluminium Holdings Bhd	136,100	144,910
Public Bank Bhd	303,500	1,689,171
QL Resources Bhd	61,700	102,124
RHB Capital Bhd	128,959	174,442
Sime Darby Bhd	142,535	77,950
Sime Darby Plantation Bhd	208,035	247,679
Sime Darby Property Bhd	142,535	35,526
SP Setia Bhd Group	134,214	70,152
Telekom Malaysia Bhd	91,003	88,085
Tenaga Nasional Bhd	313,600	1,050,266
Top Glove Corp. Bhd	123,600	146,854
Westports Holdings Bhd	92,500	88,191
YTL Corp. Bhd	529,608	143,536
		11,578,057
MEXICO — 0.7%
Alfa SAB de CV Class A	337,100	330,228
Alsea SAB de CV (a)	82,300	162,358
America Movil SAB de CV Series L	3,172,700	2,310,373
Arca Continental SAB de CV	54,500	294,462
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B	224,400	343,988
Cemex SAB de CV Series CPO	1,325,364	559,489
Coca-Cola Femsa SAB de CV	62,500	386,810
El Puerto de Liverpool SAB de CV Series C1	24,300	135,428
Fibra Uno Administracion SA de CV REIT	384,300	509,289
Fomento Economico Mexicano SAB de CV	182,100	1,760,180

See accompanying notes to financial statements.
77

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Fresnillo PLC	22,113	$ 244,902
Gruma SAB de CV Class B	24,445	229,733
Grupo Aeroportuario del Pacifico SAB de CV Class B	45,200	470,265
Grupo Aeroportuario del Sureste SAB de CV Class B	22,990	372,739
Grupo Bimbo SAB de CV Class A (b)	192,600	401,107
Grupo Carso SAB de CV Series A1 (b)	60,000	223,739
Grupo Financiero Banorte SAB de CV Series O	240,600	1,396,137
Grupo Financiero Inbursa SAB de CV Series O (b)	269,400	389,411
Grupo Mexico SAB de CV Class B	315,300	838,977
Grupo Televisa SAB Series CPO	266,300	449,109
Industrias Penoles SAB de CV	19,770	254,528
Infraestructura Energetica Nova SAB de CV	67,400	264,981
Kimberly-Clark de Mexico SAB de CV Class A (a)(b)	173,700	322,325
Megacable Holdings SAB de CV	45,900	195,435
Mexichem SAB de CV	127,557	268,305
Promotora y Operadora de Infraestructura SAB de CV	26,395	262,526
Wal-Mart de Mexico SAB de CV	486,300	1,326,136
		14,702,960
NETHERLANDS — 3.0%
ABN AMRO Bank NV (e)	45,202	968,522
Adyen NV (a)(e)	1,092	843,887
Aegon NV	202,258	1,008,391
Akzo Nobel NV	21,339	2,008,223
ASML Holding NV	42,105	8,810,184
EXOR NV	11,716	821,879
Heineken Holding NV	10,570	1,111,026
Heineken NV	24,531	2,741,630
ING Groep NV	387,543	4,499,843
Koninklijke Ahold Delhaize NV	111,913	2,520,638
Koninklijke DSM NV	17,322	2,144,249
Koninklijke KPN NV	367,584	1,130,233
Koninklijke Philips NV	88,116	3,831,732
Koninklijke Vopak NV	8,161	376,862
NN Group NV	29,234	1,178,526
NXP Semiconductors NV	27,954	2,728,590
Randstad NV	13,067	718,738
Royal Dutch Shell PLC Class A	438,360	14,352,000
Royal Dutch Shell PLC Class B	369,639	12,142,047
Wolters Kluwer NV	26,216	1,911,304
		65,848,504
NEW ZEALAND — 0.2%
a2 Milk Co., Ltd. (a)	71,421	703,719
Auckland International Airport, Ltd.	95,081	629,032
Security Description	Shares	Value
Fisher & Paykel Healthcare Corp., Ltd.	57,800	$ 600,178
Fletcher Building, Ltd.	93,438	304,374
Meridian Energy, Ltd.	118,222	377,168
Ryman Healthcare, Ltd.	36,039	284,416
Spark New Zealand, Ltd.	195,380	524,908
		3,423,795
NORWAY — 0.4%
Aker BP ASA	13,254	380,238
DNB ASA	89,783	1,671,180
Equinor ASA	93,909	1,855,369
Gjensidige Forsikring ASA	24,595	495,589
Mowi ASA	39,995	935,604
Norsk Hydro ASA	151,972	543,645
Orkla ASA	67,196	596,454
Schibsted ASA Class B	11,462	298,984
Telenor ASA	68,336	1,451,510
Yara International ASA	15,852	769,355
		8,997,928
PAKISTAN — 0.0% (g)
Habib Bank, Ltd.	53,000	37,576
MCB Bank, Ltd.	39,200	42,807
Oil & Gas Development Co., Ltd.	90,100	74,161
		154,544
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR	22,600	376,742
Credicorp, Ltd.	7,500	1,716,825
Southern Copper Corp.	10,700	415,695
		2,509,262
PHILIPPINES — 0.3%
Aboitiz Equity Ventures, Inc.	180,220	193,463
Aboitiz Power Corp.	208,000	141,278
Alliance Global Group, Inc.	450,900	135,882
Ayala Corp.	25,640	447,393
Ayala Land, Inc.	766,400	759,893
Bank of the Philippine Islands	68,567	105,055
BDO Unibank, Inc.	185,783	507,653
DMCI Holdings, Inc.	360,130	72,399
Globe Telecom, Inc.	2,995	132,228
GT Capital Holdings, Inc.	11,674	214,181
International Container Terminal Services, Inc.	76,460	218,479
JG Summit Holdings, Inc.	250,410	329,416
Jollibee Foods Corp.	33,510	184,310
Manila Electric Co.	24,040	181,584
Megaworld Corp.	1,020,000	121,440
Metro Pacific Investments Corp.	974,000	91,250
Metropolitan Bank & Trust Co.	187,829	261,205
PLDT, Inc.	6,380	160,636
Robinsons Land Corp.	196,244	100,928
Security Bank Corp.	5,920	19,643
SM Investments Corp.	25,175	476,131

See accompanying notes to financial statements.
78

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
SM Prime Holdings, Inc.	1,055,600	$ 764,375
Universal Robina Corp.	80,890	262,081
		5,880,903
POLAND — 0.3%
Alior Bank SA (a)	13,668	182,597
Bank Millennium SA (a)	64,815	162,681
Bank Polska Kasa Opieki SA	20,293	608,376
CCC SA	4,227	191,106
CD Projekt SA	6,706	387,161
Cyfrowy Polsat SA	36,562	291,774
Dino Polska SA (a)(e)	7,708	270,561
Grupa Lotos SA	12,650	287,315
Jastrzebska Spolka Weglowa SA (a)	9,529	120,607
KGHM Polska Miedz SA (a)	14,475	401,738
LPP SA	144	295,012
mBank SA	2,124	244,911
Orange Polska SA (a)	106,622	191,132
PGE Polska Grupa Energetyczna SA (a)	113,583	292,151
Polski Koncern Naftowy ORLEN SA	30,746	741,855
Polskie Gornictwo Naftowe i Gazownictwo SA	222,495	316,810
Powszechna Kasa Oszczednosci Bank Polski SA	91,922	1,055,481
Powszechny Zaklad Ubezpieczen SA	52,889	619,204
Santander Bank Polska SA	3,603	358,252
		7,018,724
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	267,277	1,017,222
Galp Energia SGPS SA	52,343	806,201
Jeronimo Martins SGPS SA	26,225	423,038
		2,246,461
QATAR — 0.2%
Barwa Real Estate Co.	23,060	216,588
Commercial Bank PQSC	165,450	208,559
Industries Qatar QSC	185,130	584,688
Masraf Al Rayan QSC	321,190	336,075
Mesaieed Petrochemical Holding Co.	175,000	125,438
Ooredoo QSC	5,832	104,764
Qatar Electricity & Water Co. QSC	43,520	199,119
Qatar Fuel QSC	14,890	87,756
Qatar Insurance Co. SAQ	9,737	93,753
Qatar Islamic Bank SAQ	104,670	477,465
Qatar National Bank QPSC	471,730	2,465,368
		4,899,573
ROMANIA — 0.0% (g)
NEPI Rockcastle PLC	42,448	389,554
RUSSIA — 1.1%
Alrosa PJSC	223,022	304,576
Security Description	Shares	Value
Evraz PLC	57,109	$ 483,485
Gazprom PJSC ADR	28,845	211,318
Gazprom PJSC	1,052,680	3,888,616
Inter RAO UES PJSC	2,290,000	164,248
LUKOIL PJSC ADR	5,171	436,536
LUKOIL PJSC	33,997	2,869,331
Magnit PJSC GDR	34,998	510,096
Magnitogorsk Iron & Steel Works PJSC	226,900	162,328
MMC Norilsk Nickel PJSC	6,245	1,415,830
Mobile TeleSystems PJSC ADR	26,400	245,784
Mobile TeleSystems PJSC	31,200	141,198
Moscow Exchange MICEX-RTS PJSC (a)	132,585	189,350
Novatek PJSC GDR	9,494	2,012,728
Novolipetsk Steel PJSC	113,250	286,918
PhosAgro PJSC GDR	11,644	152,769
Polymetal International PLC	17,213	218,369
Polyus PJSC (a)	2,617	241,494
Rosneft Oil Co. PJSC	120,780	792,562
Sberbank of Russia PJSC	1,125,000	4,252,080
Severstal PJSC	18,520	314,583
Surgutneftegas PJSC Preference Shares	802,100	543,508
Surgutneftegas PJSC	888,900	370,358
Tatneft PJSC ADR (b)	2,143	157,189
Tatneft PJSC	129,220	1,590,589
Transneft PJSC Preference Shares	30	78,716
VTB Bank PJSC	437,390,000	277,305
X5 Retail Group NV GDR	11,583	397,181
		22,709,045
SAUDI ARABIA — 0.2%
Al Rajhi Bank	50,000	927,938
Alinma Bank	12,000	77,947
Almarai Co. JSC	1,000	14,052
Banque Saudi Fransi	11,000	124,365
National Commercial Bank	47,000	694,300
Riyad Bank	36,000	257,263
Samba Financial Group	31,000	292,621
Saudi Arabian Mining Co. (a)	8,000	103,673
Saudi Basic Industries Corp.	36,822	1,121,278
Saudi Electricity Co.	4,000	19,945
Saudi Telecom Co.	13,000	361,203
Yanbu National Petrochemical Co.	1,000	16,799
		4,011,384
SINGAPORE — 0.9%
Ascendas Real Estate Investment Trust	275,475	635,265
BOC Aviation, Ltd. (e)	24,300	204,042
CapitaLand Commercial Trust REIT	290,090	465,276
CapitaLand Mall Trust REIT	254,800	495,306
CapitaLand, Ltd.	286,300	746,989

See accompanying notes to financial statements.
79

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
City Developments, Ltd.	39,900	$ 279,281
ComfortDelGro Corp., Ltd.	237,700	467,336
DBS Group Holdings, Ltd.	170,348	3,268,587
Genting Singapore, Ltd.	660,400	449,069
Golden Agri-Resources, Ltd.	606,500	130,001
Jardine Cycle & Carriage, Ltd.	11,711	313,603
Keppel Corp., Ltd.	162,300	798,934
Oversea-Chinese Banking Corp., Ltd.	308,669	2,600,855
SATS, Ltd.	81,900	315,990
Sembcorp Industries, Ltd.	92,900	165,482
Singapore Airlines, Ltd.	58,600	401,509
Singapore Exchange, Ltd.	85,100	498,165
Singapore Press Holdings, Ltd.	178,700	322,279
Singapore Technologies Engineering, Ltd.	168,400	515,301
Singapore Telecommunications, Ltd.	764,000	1,976,422
Suntec Real Estate Investment Trust	238,200	341,556
United Overseas Bank, Ltd.	118,593	2,290,428
UOL Group, Ltd.	49,233	274,740
Venture Corp., Ltd.	30,500	367,231
Wilmar International, Ltd.	212,700	581,684
		18,905,331
SOUTH AFRICA — 1.5%
Absa Group, Ltd.	75,245	939,145
Anglo American Platinum, Ltd.	5,854	347,444
AngloGold Ashanti, Ltd.	43,902	790,820
Aspen Pharmacare Holdings, Ltd.	37,164	264,737
Bid Corp., Ltd.	35,180	765,883
Bidvest Group, Ltd.	33,867	454,762
Capitec Bank Holdings, Ltd.	4,994	459,953
Clicks Group, Ltd.	26,518	386,057
Discovery, Ltd.	38,380	405,839
Exxaro Resources, Ltd.	32,236	393,176
FirstRand, Ltd.	312,367	1,518,501
Fortress REIT, Ltd. Class A,	115,468	175,561
Foschini Group, Ltd.	28,884	369,314
Gold Fields, Ltd.	103,188	561,630
Growthpoint Properties, Ltd. REIT	349,142	601,164
Investec PLC	69,626	452,813
Investec, Ltd.	34,578	225,252
Kumba Iron Ore, Ltd. (b)	6,528	231,182
Liberty Holdings, Ltd.	15,761	118,096
Life Healthcare Group Holdings, Ltd.	124,734	198,495
MMI Holdings, Ltd.	83,371	112,157
Mondi, Ltd.	15,186	341,342
Mr. Price Group, Ltd.	31,354	441,385
MTN Group, Ltd. (b)	155,610	1,178,007
MultiChoice Group, Ltd. (a)	43,950	417,550
Naspers, Ltd. Class N	43,073	10,445,101
Nedbank Group, Ltd.	41,208	739,925
Security Description	Shares	Value
Netcare, Ltd. (b)	112,609	$ 143,584
Old Mutual, Ltd. (c)	49,270	74,073
Old Mutual, Ltd. (b)(c)	450,111	672,648
Pick n Pay Stores, Ltd.	52,090	254,886
PSG Group, Ltd.	17,508	296,753
Rand Merchant Investment Holdings, Ltd.	71,980	173,400
Redefine Properties, Ltd. REIT	565,715	362,667
Remgro, Ltd.	55,262	736,369
RMB Holdings, Ltd.	75,393	451,249
Sanlam, Ltd.	186,456	1,033,483
Sappi, Ltd.	63,744	248,127
Sasol, Ltd.	58,695	1,457,713
Shoprite Holdings, Ltd.	46,048	514,843
SPAR Group, Ltd.	24,778	328,288
Standard Bank Group, Ltd.	120,865	1,685,703
Telkom SA SOC, Ltd.	39,144	255,912
Tiger Brands, Ltd.	17,906	284,058
Truworths International, Ltd.	58,695	291,368
Vodacom Group, Ltd.	54,964	466,451
Woolworths Holdings, Ltd.	96,815	335,596
		33,402,462
SOUTH KOREA — 3.1%
Amorepacific Corp.	3,491	497,354
Amorepacific Corp. Preference Shares	740	55,244
AMOREPACIFIC Group	2,522	136,076
BGF retail Co., Ltd.	795	145,278
BNK Financial Group, Inc.	27,622	179,179
Celltrion Healthcare Co., Ltd. (a)	5,436	265,997
Celltrion Pharm, Inc. (a)	1,347	56,055
Celltrion, Inc. (a)	8,829	1,571,350
Cheil Worldwide, Inc.	7,506	191,120
CJ CheilJedang Corp.	942	242,302
CJ Corp.	1,354	118,438
CJ Corp. Preference Shares (a)(d)	203	6,446
CJ ENM Co., Ltd.	1,018	156,052
CJ Logistics Corp. (a)	1,096	127,668
Coway Co., Ltd.	5,471	366,739
Daelim Industrial Co., Ltd.	2,706	269,510
Daewoo Engineering & Construction Co., Ltd. (a)	24,328	104,084
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a)	3,568	101,047
DB Insurance Co., Ltd.	5,525	283,750
Doosan Bobcat, Inc. (a)	4,079	128,589
E-MART, Inc.	2,133	258,624
Fila Korea, Ltd.	5,207	345,886
GS Engineering & Construction Corp.	5,552	194,018
GS Holdings Corp.	5,913	262,197
GS Retail Co., Ltd.	3,570	121,510
Hana Financial Group, Inc.	32,079	1,039,063

See accompanying notes to financial statements.
80

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Hankook Tire & Technology Co., Ltd.	8,351	$ 253,861
Hanmi Pharm Co., Ltd.	604	211,333
Hanmi Science Co., Ltd.	1,171	69,166
Hanon Systems	16,734	168,840
Hanwha Chemical Corp.	13,246	260,412
Hanwha Corp.	3,640	84,171
Hanwha Life Insurance Co., Ltd.	31,079	88,151
HDC Hyundai Development Co-Engineering & Construction	2,174	81,903
Helixmith Co., Ltd. (a)	1,503	219,465
HLB, Inc. (a)	3,398	103,884
Hotel Shilla Co., Ltd.	3,574	300,245
Hyundai Department Store Co., Ltd.	1,309	93,755
Hyundai Engineering & Construction Co., Ltd.	7,969	369,929
Hyundai Glovis Co., Ltd.	1,744	243,177
Hyundai Heavy Industries Holdings Co., Ltd.	1,006	282,288
Hyundai Marine & Fire Insurance Co., Ltd.	5,728	141,135
Hyundai Mobis Co., Ltd.	6,266	1,278,000
Hyundai Motor Co.	14,925	1,809,639
Hyundai Motor Co. Preference Shares (c)	3,845	287,380
Hyundai Motor Co. Preference Shares (c)	2,761	189,144
Hyundai Steel Co.	8,186	296,345
Industrial Bank of Korea	28,125	342,230
Kakao Corp.	5,462	622,053
Kangwon Land, Inc.	13,112	343,514
KB Financial Group, Inc.	36,911	1,465,699
KCC Corp.	684	163,203
Kia Motors Corp.	28,277	1,077,546
Korea Aerospace Industries, Ltd.	7,786	242,417
Korea Electric Power Corp. (a)	26,253	580,924
Korea Gas Corp.	2,420	88,446
Korea Investment Holdings Co., Ltd.	3,949	276,001
Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	3,817	391,733
Korea Zinc Co., Ltd.	874	360,303
Korean Air Lines Co., Ltd.	4,004	100,390
KT&G Corp.	12,450	1,062,075
Kumho Petrochemical Co., Ltd.	1,926	162,467
LG Chem, Ltd.	4,224	1,296,850
LG Chem, Ltd. Preference Shares	786	133,082
LG Corp.	10,198	679,190
LG Display Co., Ltd. (a)	25,728	397,735
LG Electronics, Inc.	10,875	746,882
LG Household & Health Care, Ltd.	998	1,134,867
LG Household & Health Care, Ltd. Preference Shares	184	128,441
Security Description	Shares	Value
LG Innotek Co., Ltd.	1,707	$ 161,142
LG Uplus Corp.	19,162	240,635
Lotte Chemical Corp.	1,752	383,129
Lotte Corp. (a)	2,576	98,163
Lotte Shopping Co., Ltd.	983	136,640
Medy-Tox, Inc.	501	195,254
Mirae Asset Daewoo Co., Ltd.	47,797	338,613
NAVER Corp.	12,937	1,277,286
NCSoft Corp.	1,446	597,360
Netmarble Corp. (a)(e)	2,574	251,905
NH Investment & Securities Co., Ltd.	14,985	188,180
OCI Co., Ltd.	1,629	131,629
Orange Life Insurance, Ltd. (e)	3,399	93,170
Orion Corp/Republic of Korea	2,349	188,180
Ottogi Corp.	114	67,631
Pan Ocean Co., Ltd. (a)	24,680	99,177
Pearl Abyss Corp. (a)	964	177,246
POSCO	7,285	1,542,617
POSCO Chemtech Co., Ltd.	2,247	104,308
Posco International Corp.	6,646	105,620
S-1 Corp.	1,546	130,680
Samsung Biologics Co., Ltd. (a)(e)	1,762	488,321
Samsung C&T Corp.	8,160	676,319
Samsung Card Co., Ltd.	3,804	125,850
Samsung Electro-Mechanics Co., Ltd. (b)	5,729	485,252
Samsung Electronics Co., Ltd. Preference Shares	77,547	2,568,893
Samsung Electronics Co., Ltd.	468,948	19,088,517
Samsung Engineering Co., Ltd. (a)	16,699	248,030
Samsung Fire & Marine Insurance Co., Ltd.	3,306	767,339
Samsung Heavy Industries Co., Ltd. (a)	48,810	344,944
Samsung Life Insurance Co., Ltd.	7,604	550,552
Samsung SDI Co., Ltd.	5,859	1,200,064
Samsung SDS Co., Ltd.	3,753	698,822
Samsung Securities Co., Ltd.	7,238	245,101
Shinhan Financial Group Co., Ltd.	45,267	1,760,264
Shinsegae, Inc.	786	204,898
SillaJen, Inc. (a)(b)	6,523	279,077
SK Holdings Co., Ltd.	3,256	654,217
SK Hynix, Inc.	51,770	3,116,109
SK Innovation Co., Ltd.	4,946	681,084
SK Telecom Co., Ltd.	2,206	494,829
S-Oil Corp.	4,401	319,026
Woori Financial Group, Inc.	47,991	583,964
Yuhan Corp.	1,030	218,105
		68,159,989

See accompanying notes to financial statements.
81

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
SPAIN — 1.9%
ACS Actividades de Construccion y Servicios SA	26,156	$ 1,045,803
Aena SME SA (e)	7,067	1,402,749
Amadeus IT Group SA	43,451	3,446,917
Banco Bilbao Vizcaya Argentaria SA	660,230	3,696,946
Banco de Sabadell SA	599,029	621,461
Banco Santander SA	1,607,686	7,470,716
Bankia SA	139,746	330,699
Bankinter SA	68,461	472,302
CaixaBank SA	328,235	941,214
Cellnex Telecom SA (a)(e)	19,228	712,524
Enagas SA	24,615	657,901
Endesa SA (b)	33,501	862,593
Ferrovial SA	44,915	1,151,369
Grifols SA	31,760	940,376
Iberdrola SA	581,069	5,800,652
Industria de Diseno Textil SA	108,010	3,253,398
Mapfre SA (b)	127,893	374,452
Naturgy Energy Group SA	27,085	747,360
Red Electrica Corp. SA	44,418	926,432
Repsol SA	132,079	2,073,424
Siemens Gamesa Renewable Energy SA	23,620	393,256
Telefonica SA	462,695	3,804,869
		41,127,413
SWEDEN — 1.6%
Alfa Laval AB	31,357	684,716
Assa Abloy AB Class B	99,244	2,245,189
Atlas Copco AB Class A	66,491	2,126,978
Atlas Copco AB Class B	35,400	1,016,421
Boliden AB	31,323	801,626
Electrolux AB Class B	19,241	492,109
Epiroc AB Class A	70,234	731,847
Epiroc AB Class B	42,866	424,955
Essity AB Class B	60,052	1,847,216
Hennes & Mauritz AB Class B	73,988	1,318,645
Hexagon AB Class B	23,975	1,332,318
Husqvarna AB Class B	45,065	421,886
ICA Gruppen AB	9,191	395,448
Industrivarden AB Class C	19,084	423,303
Investor AB Class B	45,100	2,168,428
Kinnevik AB Class B	21,214	552,174
L E Lundbergforetagen AB Class B	9,305	348,604
Lundin Petroleum AB (b)	20,477	635,396
Sandvik AB	111,784	2,055,393
Securitas AB Class B	26,842	471,273
Skandinaviska Enskilda Banken AB Class A	151,032	1,398,619
Skanska AB Class B	36,819	665,490
SKF AB Class B	42,297	778,407
Svenska Handelsbanken AB Class A	141,980	1,405,997
Swedbank AB Class A	83,619	1,256,782
Security Description	Shares	Value
Swedish Match AB	18,877	$ 797,545
Tele2 AB Class B	44,020	642,874
Telefonaktiebolaget LM Ericsson Class B	304,217	2,888,655
Telia Co. AB	258,385	1,148,477
Volvo AB Class B	147,067	2,335,617
		33,812,388
SWITZERLAND — 6.2%
ABB, Ltd.	182,480	3,666,444
Adecco Group AG	16,885	1,015,871
Baloise Holding AG	4,369	774,321
Barry Callebaut AG	250	502,051
Chocoladefabriken Lindt & Spruengli AG (c)	114	830,739
Chocoladefabriken Lindt & Spruengli AG (c)	11	895,795
Cie Financiere Richemont SA	52,005	4,418,558
Clariant AG (a)	23,031	468,770
Coca-Cola HBC AG (a)	22,046	833,882
Credit Suisse Group AG	253,087	3,038,342
Dufry AG (a)	3,818	323,767
EMS-Chemie Holding AG	877	569,825
Ferguson PLC	21,542	1,535,325
Geberit AG	3,451	1,614,006
Givaudan SA	914	2,583,573
Glencore PLC	1,101,674	3,832,642
Julius Baer Group, Ltd.	23,711	1,056,903
Kuehne + Nagel International AG	5,721	850,229
LafargeHolcim, Ltd. (c)	44,809	2,190,816
LafargeHolcim, Ltd. (c)	3,311	161,908
Lonza Group AG	7,374	2,491,278
Nestle SA	303,287	31,436,086
Novartis AG	214,671	19,639,644
Pargesa Holding SA	4,579	353,405
Partners Group Holding AG	1,839	1,446,680
Roche Holding AG	69,565	19,595,925
Schindler Holding AG (c)	3,671	818,162
Schindler Holding AG (c)	2,252	492,437
SGS SA	494	1,260,080
Sika AG	12,635	2,158,965
Sonova Holding AG	5,104	1,161,095
STMicroelectronics NV	70,851	1,258,688
Straumann Holding AG	1,098	970,069
Swatch Group AG (c)	2,618	750,493
Swatch Group AG (c)	6,411	347,509
Swiss Life Holding AG	3,183	1,579,421
Swiss Prime Site AG	8,083	706,744
Swiss Re AG	30,176	3,071,453
Swisscom AG (b)	2,384	1,198,357
Temenos AG	6,398	1,146,062
UBS Group AG	383,793	4,566,153
Vifor Pharma AG	3,986	576,641
Zurich Insurance Group AG	15,037	5,242,130
		133,431,244

See accompanying notes to financial statements.
82

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
TAIWAN — 2.8%
Acer, Inc. (a)	311,000	$ 192,751
Advantech Co., Ltd.	33,199	282,185
Airtac International Group	12,000	134,452
ASE Technology Holding Co., Ltd.	372,325	737,230
Asia Cement Corp.	233,000	356,707
Asustek Computer, Inc.	72,000	516,943
AU Optronics Corp.	922,000	276,070
Catcher Technology Co., Ltd.	70,000	501,457
Cathay Financial Holding Co., Ltd.	684,000	946,957
Chailease Holding Co., Ltd.	119,829	495,759
Chang Hwa Commercial Bank, Ltd.	599,821	404,586
Cheng Shin Rubber Industry Co., Ltd.	207,000	267,252
Chicony Electronics Co., Ltd.	62,491	153,715
China Airlines, Ltd.	434,000	137,496
China Development Financial Holding Corp.	1,476,000	450,030
China Life Insurance Co., Ltd.	268,557	214,866
China Steel Corp.	1,066,000	856,314
Chunghwa Telecom Co., Ltd.	351,000	1,277,001
Compal Electronics, Inc.	446,000	292,217
CTBC Financial Holding Co., Ltd.	1,870,009	1,285,426
Delta Electronics, Inc.	175,630	890,604
E.Sun Financial Holding Co., Ltd.	1,022,831	856,215
Eclat Textile Co., Ltd.	19,182	245,800
Eva Airways Corp.	313,760	151,023
Evergreen Marine Corp. Taiwan, Ltd.	351,016	140,703
Far Eastern New Century Corp.	341,620	368,463
Far EasTone Telecommunications Co., Ltd.	176,000	443,690
Feng TAY Enterprise Co., Ltd.	35,273	274,829
First Financial Holding Co., Ltd.	1,026,256	753,349
Formosa Chemicals & Fibre Corp.	323,000	1,071,138
Formosa Petrochemical Corp.	135,000	480,288
Formosa Plastics Corp.	414,000	1,526,200
Formosa Taffeta Co., Ltd.	76,000	95,674
Foxconn Technology Co., Ltd.	84,180	171,019
Fubon Financial Holding Co., Ltd. (a)	708,000	1,045,149
Giant Manufacturing Co., Ltd.	37,000	289,477
Globalwafers Co., Ltd.	23,000	232,892
Highwealth Construction Corp.	72,900	116,064
Hiwin Technologies Corp.	23,614	197,673
Hon Hai Precision Industry Co., Ltd.	1,180,320	2,941,347
Hotai Motor Co., Ltd.	33,000	539,738
Hua Nan Financial Holdings Co., Ltd.	759,240	509,672
Innolux Corp.	942,000	222,311
Security Description	Shares	Value
Inventec Corp.	291,000	$ 231,417
Largan Precision Co., Ltd.	9,000	1,117,050
Lite-On Technology Corp.	225,419	330,223
MediaTek, Inc.	140,000	1,415,348
Mega Financial Holding Co., Ltd.	1,163,601	1,157,626
Micro-Star International Co., Ltd.	72,000	203,996
Nan Ya Plastics Corp.	543,000	1,374,130
Nanya Technology Corp.	131,000	272,042
Nien Made Enterprise Co., Ltd.	17,000	127,803
Novatek Microelectronics Corp.	61,000	339,767
Pegatron Corp.	218,000	376,909
Phison Electronics Corp.	13,000	118,450
Pou Chen Corp.	235,000	291,296
Powertech Technology, Inc.	87,000	212,882
President Chain Store Corp.	58,000	561,149
Quanta Computer, Inc.	295,000	573,673
Realtek Semiconductor Corp.	52,000	382,556
Ruentex Development Co., Ltd.	77,361	110,589
Ruentex Industries, Ltd.	47,400	115,221
Shanghai Commercial & Savings Bank, Ltd.	328,000	593,493
Shin Kong Financial Holding Co., Ltd.	1,141,158	346,468
SinoPac Financial Holdings Co., Ltd.	1,182,281	496,749
Standard Foods Corp.	51,417	100,485
Synnex Technology International Corp.	128,550	161,414
TaiMed Biologics, Inc. (a)	15,000	76,788
Taishin Financial Holding Co., Ltd.	1,055,456	485,939
Taiwan Business Bank	646,923	284,309
Taiwan Cement Corp.	498,300	738,799
Taiwan Cooperative Financial Holding Co., Ltd.	935,662	626,596
Taiwan High Speed Rail Corp.	226,000	332,529
Taiwan Mobile Co., Ltd.	166,000	654,711
Taiwan Semiconductor Manufacturing Co., Ltd.	2,419,000	18,613,983
Tatung Co., Ltd. (a)	177,000	106,851
Uni-President Enterprises Corp.	443,880	1,181,889
United Microelectronics Corp.	1,225,000	550,194
Vanguard International Semiconductor Corp.	105,000	220,416
Walsin Technology Corp.	28,000	147,845
Win Semiconductors Corp.	36,000	230,654
Winbond Electronics Corp.	274,000	134,091
Wistron Corp.	302,842	235,959
WPG Holdings, Ltd.	160,480	208,483
Yageo Corp.	23,962	203,673
Yuanta Financial Holding Co., Ltd.	1,068,022	641,305
Zhen Ding Technology Holding, Ltd.	40,000	128,012
		60,156,494

See accompanying notes to financial statements.
83

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
THAILAND — 0.7%
Advanced Info Service PCL	106,700	$ 758,477
Airports of Thailand PCL	432,600	1,036,801
Bangkok Bank PCL NVDR	30,800	197,851
Bangkok Dusit Medical Services PCL	357,100	302,751
Bangkok Dusit Medical Services PCL NVDR	372,400	315,722
Bangkok Expressway & Metro PCL	649,000	241,252
Bangkok Expressway & Metro PCL NVDR	133,100	49,477
Banpu PCL	243,400	119,051
Berli Jucker PCL	104,700	172,409
BTS Group Holdings PCL	619,900	242,563
Bumrungrad Hospital PCL	31,200	171,935
Central Pattana PCL NVDR	31,900	78,014
Central Pattana PCL	118,200	289,068
Charoen Pokphand Foods PCL	285,300	262,810
Charoen Pokphand Foods PCL NVDR	74,400	68,535
CP ALL PCL NVDR	49,000	137,409
CP ALL PCL	475,300	1,332,870
Electricity Generating PCL	11,900	126,111
Energy Absolute PCL	112,813	205,081
Gulf Energy Development PCL	40,600	162,837
Home Product Center PCL	417,200	238,070
Indorama Ventures PCL	143,700	220,230
Indorama Ventures PCL NVDR	32,200	49,349
Intouch Holdings PCL NVDR	115,700	236,738
IRPC PCL	971,500	158,393
Kasikornbank PCL	171,100	1,057,258
Kasikornbank PCL NVDR	52,500	321,839
Krung Thai Bank PCL	265,400	168,755
Krung Thai Bank PCL NVDR	99,500	63,267
Land & Houses PCL	567,800	205,513
Minor International PCL	196,350	262,504
Minor International PCL NVDR	40,000	53,477
Muangthai Capital PCL	60,500	111,462
PTT Exploration & Production PCL	132,600	583,712
PTT Exploration & Production PCL NVDR	12,500	55,026
PTT Global Chemical PCL	213,000	444,510
PTT PCL NVDR	62,100	98,716
PTT PCL	1,041,500	1,655,600
Robinson PCL	63,300	116,104
Siam Cement PCL	33,765	519,673
Siam Cement PCL NVDR	33,400	514,056
Siam Commercial Bank PCL NVDR	26,900	122,363
Siam Commercial Bank PCL	164,200	746,911
Thai Oil PCL	98,100	212,722
Thai Oil PCL NVDR	19,100	41,417
Thai Union Group PCL Class F	244,000	145,600
TMB Bank PCL	1,483,700	94,825
Security Description	Shares	Value
True Corp. PCL	1,001,312	$ 191,006
		14,960,120
TURKEY — 0.2%
Akbank T.A.S. (a)	360,549	423,882
Anadolu Efes Biracilik Ve Malt Sanayii A/S	23,020	79,161
Arcelik A/S (a)	21,397	71,952
Aselsan Elektronik Sanayi Ve Ticaret A/S	44,184	137,502
BIM Birlesik Magazalar A/S	27,066	372,719
Eregli Demir ve Celik Fabrikalari TAS	190,021	258,552
Ford Otomotiv Sanayi A/S	14,868	160,659
Haci Omer Sabanci Holding A/S	140,790	209,092
KOC Holding A/S	101,157	306,759
TAV Havalimanlari Holding A/S	32,543	151,912
Tupras Turkiye Petrol Rafinerileri A/S	15,735	312,850
Turk Hava Yollari AO (a)	85,741	191,079
Turkcell Iletisim Hizmetleri A/S	144,396	319,549
Turkiye Garanti Bankasi A/S (a)	284,548	447,681
Turkiye Is Bankasi A/S Class C (a)	228,823	239,346
Turkiye Sise ve Cam Fabrikalari A/S	118,964	106,747
		3,789,442
UNITED ARAB EMIRATES — 0.2%
Abu Dhabi Commercial Bank PJSC	226,966	512,862
Aldar Properties PJSC	481,035	247,514
DP World PLC	14,508	230,677
Dubai Islamic Bank PJSC	195,014	272,361
Emaar Development PJSC	109,796	119,865
Emaar Malls PJSC	267,179	147,659
Emaar Properties PJSC	347,458	418,105
Emirates Telecommunications Group Co. PJSC	181,292	823,258
First Abu Dhabi Bank PJSC	275,018	1,112,606
NMC Health PLC (b)	12,255	374,794
		4,259,701
UNITED KINGDOM — 9.5%
3i Group PLC	89,755	1,271,964
Admiral Group PLC	21,695	609,656
Anglo American PLC	99,524	2,842,978
Ashtead Group PLC	43,372	1,244,198
Associated British Foods PLC	32,622	1,022,589
AstraZeneca PLC	125,175	10,256,394
Auto Trader Group PLC (e)	101,929	710,634
Aviva PLC	366,083	1,940,531
BAE Systems PLC	298,902	1,884,564
Barclays PLC	1,626,018	3,100,011
Barratt Developments PLC	110,256	803,489
Berkeley Group Holdings PLC	12,975	616,111
BP PLC	2,013,542	14,058,617

See accompanying notes to financial statements.
84

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
British American Tobacco PLC	224,804	$ 7,865,112
British Land Co. PLC REIT	97,557	668,482
BT Group PLC	792,179	1,980,722
Bunzl PLC	35,746	944,909
Burberry Group PLC	43,921	1,040,826
Carnival PLC	18,117	802,171
Centrica PLC	609,806	681,261
CNH Industrial NV	108,303	1,112,240
Coca-Cola European Partners PLC (c)	9,300	525,450
Coca-Cola European Partners PLC (c)	14,800	825,015
Compass Group PLC	150,832	3,622,359
Croda International PLC	13,492	879,169
Diageo PLC	238,796	10,284,508
Direct Line Insurance Group PLC	140,443	593,065
easyJet PLC	19,309	234,245
Experian PLC	86,030	2,610,251
Fiat Chrysler Automobiles NV	100,422	1,402,747
G4S PLC	167,066	442,260
GlaxoSmithKline PLC	490,479	9,841,653
GVC Holdings PLC	62,422	517,819
Halma PLC	39,660	1,019,601
Hargreaves Lansdown PLC	30,702	749,839
HSBC Holdings PLC	1,985,403	16,598,699
Imperial Brands PLC	90,271	2,121,750
Informa PLC	115,234	1,224,597
InterContinental Hotels Group PLC	18,327	1,206,357
Intertek Group PLC	17,188	1,203,572
ITV PLC	404,975	556,645
J Sainsbury PLC	178,000	443,906
John Wood Group PLC	68,018	391,281
Johnson Matthey PLC	20,781	880,453
Kingfisher PLC	229,764	628,412
Land Securities Group PLC REIT	62,612	663,946
Legal & General Group PLC	558,953	1,917,168
Lloyds Banking Group PLC	7,064,811	5,088,226
London Stock Exchange Group PLC	29,422	2,054,254
Marks & Spencer Group PLC	211,837	568,058
Meggitt PLC	87,745	585,167
Melrose Industries PLC	518,627	1,193,712
Merlin Entertainments PLC (e)	85,161	486,754
Micro Focus International PLC ADR	23,228	608,341
Micro Focus International PLC	27,764	729,320
Mondi PLC	39,535	900,660
National Grid PLC	324,109	3,447,621
Next PLC	12,511	879,891
Ocado Group PLC (a)	48,193	715,782
Pearson PLC	83,184	867,485
Persimmon PLC	33,475	850,795
Prudential PLC	257,571	5,625,231
Reckitt Benckiser Group PLC	70,194	5,551,334
Security Description	Shares	Value
RELX PLC (c)	130,593	$ 3,173,699
RELX PLC (c)	63,747	1,544,824
Rentokil Initial PLC	193,746	980,158
Rio Tinto PLC	112,919	7,013,866
Rio Tinto, Ltd.	35,062	2,552,990
Rolls-Royce Holdings PLC	159,817	1,709,366
Royal Bank of Scotland Group PLC	444,863	1,244,458
RSA Insurance Group PLC	110,686	812,539
Sage Group PLC	115,783	1,182,393
Schroders PLC	12,534	486,537
Segro PLC REIT	98,352	914,010
Severn Trent PLC	24,282	632,908
Smith & Nephew PLC	81,828	1,775,630
Smiths Group PLC	42,581	848,118
Spirax-Sarco Engineering PLC	7,773	908,644
SSE PLC	94,844	1,354,343
St James's Place PLC	57,069	797,496
Standard Chartered PLC	265,290	2,411,387
Standard Life Aberdeen PLC	266,485	999,152
Taylor Wimpey PLC	352,156	707,018
Tesco PLC	927,178	2,675,104
Unilever NV	144,084	8,788,281
Unilever PLC	109,950	6,849,040
United Utilities Group PLC	75,484	752,024
Vodafone Group PLC	2,645,756	4,354,533
Weir Group PLC	26,447	520,538
Whitbread PLC	16,447	968,947
Wm Morrison Supermarkets PLC	235,249	602,995
WPP PLC	117,192	1,476,886
		206,032,741
TOTAL COMMON STOCKS (Cost $1,924,492,727)		2,071,055,668

WARRANTS — 0.0% (g)
THAILAND — 0.0% (g)
Minor International PCL (expiring 12/31/21) NVDR (a)	2,000	362
Minor International PCL (expiring 9/30/21) (a)	9,818	1,777
TOTAL WARRANTS (Cost $0)		2,139
RIGHTS — 0.0% (g)
CHILE — 0.0% (g)
Enel Americas SA (expiring 7/26/19) (a)	884,828	12,987
CHINA — 0.0% (g)
Legend Holdings Corp. (a) (f)	4,638	—
SOUTH KOREA — 0.0% (g)
Helixmith Co., Ltd. (expiring 08/06/19) (a) (d)	100	2,823

See accompanying notes to financial statements.
85

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
SPAIN — 0.0% (g)
ACS Actividades de Construccion y Servicios SA (expiring 07/11/19) (a)	26,156	$ 41,105
Repsol SA (expiring 07/09/19) (a)	132,079	73,371
		114,476
TOTAL RIGHTS (Cost $117,812)		130,286
SHORT-TERM INVESTMENTS — 5.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (h) (i)	71,324,569	71,324,569
State Street Navigator Securities Lending Portfolio II (j) (k)	39,768,153	39,768,153
TOTAL SHORT-TERM INVESTMENTS (Cost $111,092,722)		111,092,722
TOTAL INVESTMENTS — 100.8% (Cost $2,035,703,261)		2,182,280,815
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(17,527,821)
NET ASSETS — 100.0%		$ 2,164,752,994
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2019, total aggregate fair value of securities is $877,385, representing less than 0.05% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.9% of net assets as of June 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2019, total aggregate fair value of the security is $153,821, representing less than 0.05% of the Fund's net assets.
(g)	Amount is less than 0.05% of net assets.
(h)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2019.
(j)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust
SDR	= Swedish Depositary Receipt

See accompanying notes to financial statements.
86

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

At June 30, 2019, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
Mini MSCI Emerging Markets (long)	375	09/20/2019	$19,056,420	$19,751,250	$ 694,830
Mini MSCI EAFE (long)	712	09/20/2019	66,859,226	68,469,480	1,610,254
S&P/TSX 60 Index Future (long)	47	09/19/2019	7,009,866	7,033,006	23,140
Total unrealized appreciation/depreciation on open futures contracts purchased					$2,328,224
During the period ended June 30, 2019, average notional value related to futures contracts was $90,897,946 or 4% of net assets.
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,058,527,679	$12,374,168	$153,821	$2,071,055,668
Warrants	2,139	—	—	2,139
Rights	127,463	2,823	0(a)	130,286
Short-Term Investments	111,092,722	—	—	111,092,722
TOTAL INVESTMENTS	$2,169,750,003	$12,376,991	$153,821	$2,182,280,815
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	2,328,224	—	—	2,328,224
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 2,328,224	$ —	$ —	$ 2,328,224
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$2,172,078,227	$12,376,991	$153,821	$2,184,609,039
(a)	The Portfolio held a Level 3 security that was valued at $0 at June 30, 2019.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	60,832,438	$ 60,832,438	$320,884,106	$310,391,975	$—	$—	71,324,569	$ 71,324,569	$ 890,370
State Street Navigator Securities Lending Portfolio II	40,202,405	40,202,405	276,782,799	277,217,051	—	—	39,768,153	39,768,153	375,507
Total		$101,034,843	$597,666,905	$587,609,026	$—	$—		$111,092,722	$1,265,877
See accompanying notes to financial statements.
87

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.1%
AEROSPACE & DEFENSE — 1.4%
AAR Corp.	5,160	$ 189,836
Aerojet Rocketdyne Holdings, Inc. (a) (b)	11,600	519,332
Aerovironment, Inc. (a)	3,400	193,018
Astronics Corp. (a)	3,796	152,675
Axon Enterprise, Inc. (a) (b)	9,392	603,060
BWX Technologies, Inc. (b)	14,890	775,769
Cubic Corp.	5,300	341,744
Curtiss-Wright Corp.	6,640	844,143
Ducommun, Inc. (a)	1,600	72,112
HEICO Corp.	6,082	813,832
HEICO Corp. Class A	12,278	1,269,177
Hexcel Corp.	13,311	1,076,594
Kratos Defense & Security Solutions, Inc. (a)	13,900	318,171
Maxar Technologies, Inc. (a) (b)	8,900	69,598
Mercury Systems, Inc. (a)	8,600	605,010
Moog, Inc. Class A	5,154	482,466
National Presto Industries, Inc. (b)	795	74,166
Parsons Corp. (a)	2,900	106,894
Spirit AeroSystems Holdings, Inc. Class A	16,123	1,311,929
Teledyne Technologies, Inc. (a)	5,723	1,567,358
Triumph Group, Inc.	7,745	177,361
Vectrus, Inc. (a)	1,800	73,008
Wesco Aircraft Holdings, Inc. (a)	8,600	95,460
		11,732,713
AIR FREIGHT & LOGISTICS — 0.2%
Air Transport Services Group, Inc. (a)	9,200	224,480
Atlas Air Worldwide Holdings, Inc. (a)	3,782	168,828
Echo Global Logistics, Inc. (a)	4,400	91,828
Forward Air Corp.	4,900	289,835
Hub Group, Inc. Class A (a)	5,117	214,812
Radiant Logistics, Inc. (a)	5,800	35,612
XPO Logistics, Inc. (a) (b)	14,359	830,094
		1,855,489
AIRLINES — 0.4%
Allegiant Travel Co.	2,076	297,906
Copa Holdings SA Class A	5,046	492,338
Hawaiian Holdings, Inc. (b)	7,745	212,445
JetBlue Airways Corp. (a)	47,036	869,696
Mesa Air Group, Inc. (a)	1,700	15,538
SkyWest, Inc.	8,100	491,427
Spirit Airlines, Inc. (a)	10,990	524,553
		2,903,903
AUTO COMPONENTS — 0.8%
Adient PLC	15,100	366,477
American Axle & Manufacturing Holdings, Inc. (a)	17,550	223,938
Cooper Tire & Rubber Co.	8,000	252,400
Security Description	Shares	Value
Cooper-Standard Holdings, Inc. (a)	2,890	$ 132,420
Dana, Inc.	23,347	465,539
Dorman Products, Inc. (a)	4,299	374,615
Fox Factory Holding Corp. (a)	5,800	478,558
Gentex Corp.	40,066	986,024
Gentherm, Inc. (a)	5,454	228,141
Goodyear Tire & Rubber Co.	36,400	556,920
LCI Industries	3,898	350,820
Lear Corp.	9,729	1,354,958
Modine Manufacturing Co. (a)	7,783	111,375
Motorcar Parts of America, Inc. (a)	2,800	59,948
Standard Motor Products, Inc.	3,308	149,985
Stoneridge, Inc. (a)	4,282	135,097
Tenneco, Inc. Class A	7,768	86,147
Tower International, Inc.	3,161	61,639
Visteon Corp. (a) (b)	4,637	271,635
		6,646,636
AUTOMOBILES — 0.7%
Tesla, Inc. (a) (b)	22,058	4,929,081
Thor Industries, Inc.	8,408	491,447
Winnebago Industries, Inc. (b)	5,400	208,710
		5,629,238
BANKS — 6.0%
1st Constitution Bancorp	1,200	22,164
1st Source Corp.	2,400	111,360
ACNB Corp.	1,000	39,570
Allegiance Bancshares, Inc. (a)	3,500	116,690
Amalgamated Bank Class A	1,600	27,920
Amerant Bancorp, Inc. (a)	3,000	59,130
American National Bankshares, Inc.	1,600	62,000
Ameris Bancorp	7,444	291,730
Ames National Corp.	1,300	35,230
Arrow Financial Corp.	1,881	65,327
Associated Banc-Corp.	26,930	569,300
Atlantic Capital Bancshares, Inc. (a)	3,800	65,056
Atlantic Union Bankshares Corp.	12,319	435,230
Banc of California, Inc.	6,800	94,996
BancFirst Corp.	2,852	158,742
Bancorp, Inc. (a)	8,000	71,360
BancorpSouth Bank	15,055	437,197
Bank First National Corp.	900	62,064
Bank of Commerce Holdings	2,400	25,656
Bank of Hawaii Corp.	6,334	525,152
Bank of Marin Bancorp	2,144	87,947
Bank of NT Butterfield & Son, Ltd.	9,000	305,640
Bank of Princeton (b)	900	27,000
Bank OZK	20,154	606,434
Bank7 Corp. (a)	500	9,245
BankFinancial Corp.	2,100	29,379
BankUnited, Inc.	16,127	544,125
Bankwell Financial Group, Inc.	900	25,830
Banner Corp.	5,400	292,410
Bar Harbor Bankshares	2,280	60,625
Baycom Corp. (a)	1,600	35,040
BCB Bancorp, Inc.	2,000	27,700

See accompanying notes to financial statements.
88

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Berkshire Hills Bancorp, Inc.	8,016	$ 251,622
BOK Financial Corp.	5,208	393,100
Boston Private Financial Holdings, Inc.	12,900	155,703
Bridge Bancorp, Inc.	2,600	76,596
Brookline Bancorp, Inc.	12,500	192,250
Bryn Mawr Bank Corp.	3,100	115,692
Business First Bancshares, Inc.	1,700	43,265
Byline Bancorp, Inc. (a)	3,700	70,744
C&F Financial Corp.	500	27,305
Cadence BanCorp	19,200	399,360
Cambridge Bancorp	600	48,900
Camden National Corp.	2,382	109,262
Capital Bancorp, Inc. (a) (b)	800	9,840
Capital City Bank Group, Inc.	1,800	44,730
Capstar Financial Holdings, Inc.	2,300	34,845
Carolina Financial Corp.	3,400	119,306
Carter Bank & Trust (a)	3,500	69,125
Cathay General Bancorp	12,354	443,632
CBTX, Inc.	2,700	75,978
CenterState Bank Corp.	19,329	445,147
Central Pacific Financial Corp.	4,479	134,191
Central Valley Community Bancorp	1,800	38,646
Century Bancorp, Inc. Class A	436	38,324
Chemical Financial Corp.	11,345	466,393
Chemung Financial Corp.	500	24,170
CIT Group, Inc.	15,086	792,618
Citizens & Northern Corp.	1,700	44,761
City Holding Co.	2,749	209,639
Civista Bancshares, Inc.	2,300	51,635
CNB Financial Corp.	2,300	64,952
Coastal Financial Corp. (a)	1,100	17,017
Codorus Valley Bancorp, Inc.	1,403	32,269
Colony Bankcorp, Inc.	1,200	20,340
Columbia Banking System, Inc.	11,658	421,786
Commerce Bancshares, Inc.	15,575	929,205
Community Bank System, Inc.	8,039	529,288
Community Bankers Trust Corp.	3,200	27,104
Community Financial Corp.	800	26,984
Community Trust Bancorp, Inc.	2,413	102,046
ConnectOne Bancorp, Inc.	4,623	104,757
Cullen/Frost Bankers, Inc.	9,056	848,185
Customers Bancorp, Inc. (a)	4,400	92,400
CVB Financial Corp.	20,700	435,321
DNB Financial Corp.	500	22,235
Eagle Bancorp, Inc.	5,100	276,063
East West Bancorp, Inc.	23,471	1,097,739
Enterprise Bancorp, Inc.	1,378	43,696
Enterprise Financial Services Corp.	3,500	145,600
Equity Bancshares, Inc. Class A (a)	2,000	53,320
Esquire Financial Holdings, Inc. (a)	1,000	25,150
Evans Bancorp, Inc.	600	22,638
Farmers & Merchants Bancorp, Inc.	1,300	37,856
Farmers National Banc Corp.	3,700	54,871
FB Financial Corp.	2,600	95,160
Fidelity D&D Bancorp, Inc.	400	26,880
Security Description	Shares	Value
Fidelity Southern Corp.	3,500	$ 108,395
Financial Institutions, Inc.	2,300	67,045
First BanCorp	34,200	377,568
First Bancorp, Inc.	1,500	40,275
First BanCorp/Southern Pines	4,713	171,647
First Bancshares, Inc.	2,600	78,884
First Bank	2,500	29,350
First Busey Corp.	8,749	231,061
First Business Financial Services, Inc.	1,200	28,200
First Capital, Inc.	500	25,270
First Choice Bancorp	1,400	31,836
First Citizens BancShares, Inc. Class A	1,190	535,821
First Commonwealth Financial Corp.	15,400	207,438
First Community Bankshares, Inc.	2,400	81,024
First Financial Bancorp	15,282	370,130
First Financial Bankshares, Inc. (b)	20,702	637,415
First Financial Corp.	1,800	72,288
First Financial Northwest, Inc.	1,000	14,150
First Foundation, Inc.	6,100	81,984
First Guaranty Bancshares, Inc.	530	11,051
First Hawaiian, Inc.	21,600	558,792
First Horizon National Corp.	48,819	728,868
First Internet Bancorp	1,500	32,310
First Interstate BancSystem, Inc. Class A	6,282	248,830
First Merchants Corp.	7,778	294,786
First Mid-Illinois Bancshares, Inc.	1,900	66,348
First Midwest Bancorp, Inc.	16,934	346,639
First Northwest Bancorp	1,200	19,500
First of Long Island Corp.	3,850	77,308
Flushing Financial Corp.	4,100	91,020
FNB Corp.	52,833	621,844
FNCB Bancorp, Inc.	2,700	20,898
Franklin Financial Network, Inc.	2,055	57,252
Franklin Financial Services Corp.	700	26,684
Fulton Financial Corp.	26,600	435,442
FVCBankcorp, Inc. (a) (b)	2,700	52,434
German American Bancorp, Inc.	3,564	107,348
Glacier Bancorp, Inc.	13,500	547,425
Great Southern Bancorp, Inc.	1,768	105,815
Great Western Bancorp, Inc.	9,215	329,160
Guaranty Bancshares, Inc.	1,200	37,380
Hancock Whitney Corp.	13,586	544,255
Hanmi Financial Corp.	4,900	109,123
HarborOne Bancorp, Inc. (a)	2,300	43,079
Hawthorn Bancshares, Inc.	900	24,120
Heartland Financial USA, Inc.	5,200	232,596
Heritage Commerce Corp.	6,300	77,175
Heritage Financial Corp.	5,800	171,332
Hilltop Holdings, Inc.	11,200	238,224
Home BancShares, Inc.	25,014	481,770
HomeTrust Bancshares, Inc.	2,600	65,364
Hope Bancorp, Inc.	19,121	263,487
Horizon Bancorp, Inc.	5,600	91,504

See accompanying notes to financial statements.
89

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Howard Bancorp, Inc. (a)	1,900	$ 28,823
IBERIABANK Corp.	8,392	636,533
Independent Bank Corp.	3,230	70,382
Independent Bank Corp. (Massachusetts)	5,292	402,986
Independent Bank Group, Inc.	5,736	315,251
International Bancshares Corp.	8,890	335,242
Investar Holding Corp.	1,300	31,005
Investors Bancorp, Inc.	37,914	422,741
Lakeland Bancorp, Inc.	7,100	114,665
Lakeland Financial Corp.	3,828	179,265
LCNB Corp.	1,400	26,600
LegacyTexas Financial Group, Inc.	8,048	327,634
Level One Bancorp, Inc. (b)	700	17,493
Live Oak Bancshares, Inc. (b)	3,800	65,170
Macatawa Bank Corp.	3,900	40,014
Mackinac Financial Corp.	1,400	22,120
MainStreet Bancshares, Inc. (a)	1,100	25,069
Malvern Bancorp, Inc. (a)	1,100	24,211
MBT Financial Corp.	2,700	27,054
Mercantile Bank Corp.	2,500	81,450
Metropolitan Bank Holding Corp. (a)	1,000	44,000
Mid Penn Bancorp, Inc.	600	14,970
Midland States Bancorp, Inc.	3,300	88,176
MidSouth Bancorp, Inc.	2,200	26,070
MidWestOne Financial Group, Inc.	1,651	46,162
MutualFirst Financial, Inc.	900	30,636
MVB Financial Corp.	1,400	23,744
National Bank Holdings Corp. Class A	4,500	163,350
National Bankshares, Inc.	1,037	40,370
NBT Bancorp, Inc.	6,700	251,317
Nicolet Bankshares, Inc. (a)	1,200	74,472
Northeast Bank (a)	1,200	33,096
Northrim BanCorp, Inc.	1,000	35,660
Norwood Financial Corp.	850	29,589
Oak Valley Bancorp (b)	1,100	21,505
OFG Bancorp	7,900	187,783
Ohio Valley Banc Corp.	700	26,999
Old Line Bancshares, Inc.	2,500	66,525
Old National Bancorp	28,161	467,191
Old Second Bancorp, Inc.	4,300	54,911
Opus Bank	3,000	63,330
Origin Bancorp, Inc. (b)	2,700	89,100
Orrstown Financial Services, Inc.	1,400	30,786
Pacific Mercantile Bancorp (a)	2,500	20,625
Pacific Premier Bancorp, Inc.	9,551	294,935
PacWest Bancorp	18,415	715,054
Park National Corp.	2,199	218,559
Parke Bancorp, Inc.	1,120	26,824
PCB Bancorp	1,900	32,376
Peapack Gladstone Financial Corp.	3,000	84,360
Penns Woods Bancorp, Inc.	647	29,277
Peoples Bancorp of North Carolina, Inc.	730	21,937
Peoples Bancorp, Inc.	2,800	90,328
Security Description	Shares	Value
Peoples Financial Services Corp.	1,039	$ 46,745
People's Utah Bancorp	2,300	67,620
Pinnacle Financial Partners, Inc.	11,739	674,758
Popular, Inc.	14,910	808,718
Preferred Bank	2,200	103,950
Premier Financial Bancorp, Inc.	1,812	27,180
Prosperity Bancshares, Inc. (b)	10,822	714,793
QCR Holdings, Inc.	2,000	69,740
RBB Bancorp	2,200	42,548
Red River Bancshares, Inc. (a)	100	4,845
Reliant Bancorp, Inc. (b)	1,500	35,445
Renasant Corp.	9,461	340,028
Republic Bancorp, Inc. Class A	1,500	74,625
Republic First Bancorp, Inc. (a)	7,000	34,370
S&T Bancorp, Inc.	5,453	204,378
Sandy Spring Bancorp, Inc.	5,497	191,735
SB One Bancorp	1,100	24,585
Seacoast Banking Corp. of Florida (a)	7,900	200,976
Select Bancorp, Inc. (a)	2,500	28,600
ServisFirst Bancshares, Inc.	7,300	250,098
Shore Bancshares, Inc.	1,900	31,046
Sierra Bancorp	2,100	56,952
Signature Bank	8,574	1,036,082
Simmons First National Corp. Class A	14,486	336,944
SmartFinancial, Inc. (a)	1,700	36,873
South Plains Financial, Inc. (a)	500	8,250
South State Corp.	5,645	415,867
Southern First Bancshares, Inc. (a)	1,000	39,160
Southern National Bancorp of Virginia, Inc.	3,000	45,930
Southside Bancshares, Inc.	5,504	178,220
Spirit of Texas Bancshares, Inc. (a) (b)	1,600	36,000
Sterling Bancorp	32,416	689,813
Stock Yards Bancorp, Inc.	3,500	126,525
Summit Financial Group, Inc.	1,600	42,960
Synovus Financial Corp.	23,554	824,390
TCF Financial Corp.	25,700	534,303
Texas Capital Bancshares, Inc. (a)	8,048	493,906
Tompkins Financial Corp.	2,393	195,269
Towne Bank	10,390	283,439
TriCo Bancshares	3,962	149,764
TriState Capital Holdings, Inc. (a)	3,900	83,226
Triumph Bancorp, Inc. (a)	3,800	110,390
Trustmark Corp.	10,477	348,360
UMB Financial Corp.	7,189	473,180
Umpqua Holdings Corp.	35,887	595,365
Union Bankshares, Inc./Morrisville	600	22,206
United Bankshares, Inc.	15,700	582,313
United Community Banks, Inc.	12,561	358,742
United Security Bancshares	2,100	23,919
Unity Bancorp, Inc.	1,200	27,240
Univest Financial Corp.	4,544	119,325
Valley National Bancorp	51,400	554,092

See accompanying notes to financial statements.
90

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Veritex Holdings, Inc.	8,886	$ 230,592
Washington Trust Bancorp, Inc.	2,313	120,692
Webster Financial Corp.	14,357	685,834
WesBanco, Inc.	8,441	325,401
West Bancorp, Inc.	2,300	48,806
Westamerica Bancorporation	4,185	257,838
Western Alliance Bancorp (a)	15,165	678,179
Wintrust Financial Corp.	9,028	660,489
		48,607,178
BEVERAGES — 0.3%
Boston Beer Co., Inc. Class A (a) (b)	1,359	513,376
Celsius Holdings, Inc. (a) (b)	2,800	12,432
Coca-Cola Consolidated, Inc.	743	222,343
Craft Brew Alliance, Inc. (a)	1,900	26,581
Keurig Dr. Pepper, Inc. (b)	31,800	919,020
MGP Ingredients, Inc. (b)	2,100	139,251
National Beverage Corp. (b)	1,800	80,334
New Age Beverages Corp. (a)	11,300	52,658
Primo Water Corp. (a) (b)	5,300	65,190
		2,031,185
BIOTECHNOLOGY — 5.1%
Abeona Therapeutics, Inc. (a) (b)	4,900	23,422
ACADIA Pharmaceuticals, Inc. (a) (b)	16,409	438,613
Acceleron Pharma, Inc. (a) (b)	7,000	287,560
Achillion Pharmaceuticals, Inc. (a)	20,300	54,404
Acorda Therapeutics, Inc. (a)	6,800	52,156
Adamas Pharmaceuticals, Inc. (a) (b)	3,300	20,460
ADMA Biologics, Inc. (a) (b)	2,300	8,901
Aduro Biotech, Inc. (a)	9,554	14,713
Adverum Biotechnologies, Inc. (a)	8,700	103,443
Aeglea BioTherapeutics, Inc. (a)	3,000	20,550
Affimed NV (a)	9,400	26,978
Agenus, Inc. (a)	13,000	39,000
AgeX Therapeutics, Inc. (a) (b)	1,010	3,707
Agios Pharmaceuticals, Inc. (a) (b)	8,168	407,420
Aimmune Therapeutics, Inc. (a) (b)	7,000	145,740
Akcea Therapeutics, Inc. (a) (b)	2,000	46,900
Akebia Therapeutics, Inc. (a) (b)	18,504	89,559
Albireo Pharma, Inc. (a)	1,400	45,136
Alder Biopharmaceuticals, Inc. (a) (b)	11,452	134,790
Aldeyra Therapeutics, Inc. (a)	3,500	21,000
Alector, Inc. (a) (b)	900	17,100
Alkermes PLC (a)	25,162	567,151
Allakos, Inc. (a) (b)	2,700	116,991
Allogene Therapeutics, Inc. (a) (b)	6,000	161,100
Alnylam Pharmaceuticals, Inc. (a)	16,569	1,202,247
AMAG Pharmaceuticals, Inc. (a) (b)	5,500	54,945
Amicus Therapeutics, Inc. (a) (b)	35,941	448,544
AnaptysBio, Inc. (a) (b)	3,900	220,038
Anavex Life Sciences Corp. (a)	6,700	22,579
Anika Therapeutics, Inc. (a) (b)	2,147	87,211
Apellis Pharmaceuticals, Inc. (a)	8,300	210,322
Arcus Biosciences, Inc. (a) (b)	4,700	37,365
Security Description	Shares	Value
Ardelyx, Inc. (a)	5,600	$ 15,064
Arena Pharmaceuticals, Inc. (a)	7,930	464,936
ArQule, Inc. (a) (b)	17,100	188,271
Array BioPharma, Inc. (a) (b)	35,383	1,639,294
Arrowhead Pharmaceuticals, Inc. (a) (b)	14,500	384,250
Assembly Biosciences, Inc. (a)	3,100	41,819
Atara Biotherapeutics, Inc. (a) (b)	6,600	132,726
Athenex, Inc. (a) (b)	10,200	201,960
Athersys, Inc. (a) (b)	18,500	31,080
Audentes Therapeutics, Inc. (a)	7,300	276,378
Avid Bioservices, Inc. (a)	7,700	43,120
Avrobio, Inc. (a)	2,000	32,520
Axcella Health, Inc. (a)	300	2,793
Beyondspring, Inc. (a)	1,700	40,290
BioCryst Pharmaceuticals, Inc. (a)	16,900	64,051
Biohaven Pharmaceutical Holding Co., Ltd. (a) (b)	5,000	218,950
BioMarin Pharmaceutical, Inc. (a)	27,980	2,396,487
BioSpecifics Technologies Corp. (a)	926	55,291
BioTime, Inc. (a) (b)	17,200	18,920
Bioxcel Therapeutics, Inc. (a)	900	9,864
Bluebird Bio, Inc. (a) (b)	8,819	1,121,777
Blueprint Medicines Corp. (a)	7,842	739,736
Calithera Biosciences, Inc. (a)	4,700	18,330
Calyxt, Inc. (a) (b)	800	9,984
Cara Therapeutics, Inc. (a) (b)	5,100	109,650
CareDx, Inc. (a)	6,900	248,331
CASI Pharmaceuticals, Inc. (a) (b)	7,500	24,000
Catalyst Pharmaceuticals, Inc. (a) (b)	14,400	55,296
Celcuity, Inc. (a) (b)	1,000	25,000
Cellular Biomedicine Group, Inc. (a) (b)	1,700	28,101
CEL-SCI Corp. (a)	4,100	34,358
Checkpoint Therapeutics, Inc. (a)	3,600	10,908
ChemoCentryx, Inc. (a)	6,400	59,520
Chimerix, Inc. (a)	7,397	31,955
Clovis Oncology, Inc. (a) (b)	7,380	109,741
Coherus Biosciences, Inc. (a) (b)	10,500	232,050
Concert Pharmaceuticals, Inc. (a)	3,100	37,200
Constellation Pharmaceuticals, Inc. (a) (b)	2,500	30,700
Corbus Pharmaceuticals Holdings, Inc. (a) (b)	8,600	59,598
Cortexyme, Inc. (a)	500	21,255
Crinetics Pharmaceuticals, Inc. (a)	1,400	35,000
Cue Biopharma, Inc. (a) (b)	2,900	26,071
Cyclerion Therapeutics, Inc. (a)	2,140	24,503
Cytokinetics, Inc. (a) (b)	7,400	83,250
CytomX Therapeutics, Inc. (a)	7,076	79,393
Deciphera Pharmaceuticals, Inc. (a) (b)	2,300	51,865
Denali Therapeutics, Inc. (a) (b)	7,300	151,548
Dicerna Pharmaceuticals, Inc. (a)	8,600	135,450
Dynavax Technologies Corp. (a) (b)	9,838	39,254
Eagle Pharmaceuticals, Inc. (a) (b)	1,605	89,366
Editas Medicine, Inc. (a) (b)	7,300	180,602

See accompanying notes to financial statements.
91

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Eidos Therapeutics, Inc. (a) (b)	2,600	$ 80,808
Eiger BioPharmaceuticals, Inc. (a)	3,700	39,220
Emergent BioSolutions, Inc. (a)	7,300	352,663
Enanta Pharmaceuticals, Inc. (a)	2,700	227,826
Enochian Biosciences, Inc. (a)	600	2,700
Epizyme, Inc. (a) (b)	13,538	169,902
Esperion Therapeutics, Inc. (a) (b)	3,600	167,472
Evelo Biosciences, Inc. (a) (b)	1,800	16,164
Exact Sciences Corp. (a) (b)	20,422	2,410,613
Exelixis, Inc. (a)	47,785	1,021,165
Fate Therapeutics, Inc. (a)	9,700	196,910
FibroGen, Inc. (a) (b)	12,100	546,678
Five Prime Therapeutics, Inc. (a)	4,947	29,830
Flexion Therapeutics, Inc. (a) (b)	5,300	65,190
Forty Seven, Inc. (a) (b)	2,200	23,320
G1 Therapeutics, Inc. (a) (b)	5,800	177,828
Galectin Therapeutics, Inc. (a)	5,000	20,750
Genomic Health, Inc. (a)	4,500	261,765
Geron Corp. (a) (b)	25,283	35,649
Global Blood Therapeutics, Inc. (a) (b)	8,538	449,099
GlycoMimetics, Inc. (a) (b)	5,000	59,600
Gossamer Bio, Inc. (a) (b)	3,900	86,502
Gritstone Oncology, Inc. (a) (b)	5,500	61,270
Halozyme Therapeutics, Inc. (a)	23,452	402,905
Harpoon Therapeutics, Inc. (a)	900	11,700
Heron Therapeutics, Inc. (a) (b)	10,826	201,255
Homology Medicines, Inc. (a)	3,800	74,366
Hookipa Pharma, Inc. (a)	300	2,019
ImmunoGen, Inc. (a)	22,500	48,825
Immunomedics, Inc. (a) (b)	28,672	397,681
Inovio Pharmaceuticals, Inc. (a) (b)	13,811	40,604
Insmed, Inc. (a) (b)	12,233	313,165
Intellia Therapeutics, Inc. (a) (b)	5,100	83,487
Intercept Pharmaceuticals, Inc. (a) (b)	4,117	327,590
Intrexon Corp. (a) (b)	13,941	106,788
Invitae Corp. (a) (b)	14,400	338,400
Ionis Pharmaceuticals, Inc. (a) (b)	20,273	1,302,946
Iovance Biotherapeutics, Inc. (a) (b)	18,000	441,360
Ironwood Pharmaceuticals, Inc. (a) (b)	24,100	263,654
Jounce Therapeutics, Inc. (a)	1,700	8,415
Kadmon Holdings, Inc. (a) (b)	14,500	29,870
KalVista Pharmaceuticals, Inc. (a)	1,800	39,870
Karyopharm Therapeutics, Inc. (a) (b)	7,100	42,529
Kezar Life Sciences, Inc. (a) (b)	2,000	15,420
Kindred Biosciences, Inc. (a)	5,600	46,648
Kiniksa Pharmaceuticals Ltd. Class A (a) (b)	1,900	25,726
Kodiak Sciences, Inc. (a)	5,100	59,670
Krystal Biotech, Inc. (a)	1,400	56,378
Kura Oncology, Inc. (a)	4,500	88,605
La Jolla Pharmaceutical Co. (a) (b)	3,400	31,450
Lexicon Pharmaceuticals, Inc. (a) (b)	6,521	41,017
Security Description	Shares	Value
Ligand Pharmaceuticals, Inc. (a) (b)	2,979	$ 340,053
LogicBio Therapeutics, Inc. (a) (b)	1,100	14,300
MacroGenics, Inc. (a)	7,447	126,376
Madrigal Pharmaceuticals, Inc. (a) (b)	1,100	115,291
Magenta Therapeutics, Inc. (a)	2,300	33,925
MannKind Corp. (a) (b)	25,800	29,670
Marker Therapeutics, Inc. (a)	4,200	33,264
Medicines Co. (a) (b)	11,059	403,322
MediciNova, Inc. (a) (b)	5,900	56,817
MEI Pharma, Inc. (a)	10,600	26,500
MeiraGTx Holdings PLC (a) (b)	1,900	51,072
Mersana Therapeutics, Inc. (a) (b)	5,600	22,680
Millendo Therapeutics, Inc. (a)	1,500	17,340
Minerva Neurosciences, Inc. (a)	4,580	25,785
Mirati Therapeutics, Inc. (a) (b)	4,100	422,300
Moderna, Inc. (a)	4,200	61,488
Molecular Templates, Inc. (a)	1,900	15,865
Momenta Pharmaceuticals, Inc. (a)	15,287	190,323
Mustang Bio, Inc. (a)	2,000	7,360
Myriad Genetics, Inc. (a)	11,051	306,997
Natera, Inc. (a)	8,700	239,946
Neon Therapeutics, Inc. (a)	2,300	10,902
Neurocrine Biosciences, Inc. (a)	14,171	1,196,457
NextCure, Inc. (a)	500	7,490
Novavax, Inc. (a) (b)	2,974	17,428
Oncocyte Corp. (a)	3,300	8,217
OPKO Health, Inc. (a) (b)	49,380	120,487
Organogenesis Holdings, Inc. (a)	1,600	12,160
Palatin Technologies, Inc. (a) (b)	30,800	35,728
PDL BioPharma, Inc. (a)	22,755	71,451
Pfenex, Inc. (a)	4,500	30,330
PhaseBio Pharmaceuticals, Inc. (a)	2,100	27,552
Pieris Pharmaceuticals, Inc. (a)	8,200	38,540
PolarityTE, Inc. (a) (b)	1,500	8,550
Portola Pharmaceuticals, Inc. (a) (b)	10,441	283,264
Precision BioSciences, Inc. (a)	1,400	18,550
Principia Biopharma, Inc. (a) (b)	2,600	86,294
Progenics Pharmaceuticals, Inc. (a)	13,300	82,061
Protagonist Therapeutics, Inc. (a)	2,400	29,064
Prothena Corp. PLC (a)	6,300	66,591
PTC Therapeutics, Inc. (a)	9,400	423,000
Puma Biotechnology, Inc. (a) (b)	4,507	57,284
Ra Pharmaceuticals, Inc. (a)	5,500	165,385
Radius Health, Inc. (a) (b)	7,115	173,321
Recro Pharma, Inc. (a)	2,900	29,493
REGENXBIO, Inc. (a) (b)	5,100	261,987
Repligen Corp. (a)	7,400	636,030
Replimenu Group, Inc. (a) (b)	1,900	27,854
Retrophin, Inc. (a)	6,400	128,576
Rhythm Pharmaceuticals, Inc. (a)	4,300	94,600
Rigel Pharmaceuticals, Inc. (a) (b)	26,500	69,165
Rocket Pharmaceuticals, Inc. (a) (b)	3,700	55,500
Rubius Therapeutics, Inc. (a) (b)	5,200	81,796
Sage Therapeutics, Inc. (a) (b)	7,874	1,441,651
Sangamo Therapeutics, Inc. (a) (b)	18,000	193,860

See accompanying notes to financial statements.
92

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Sarepta Therapeutics, Inc. (a) (b)	11,247	$ 1,708,982
Savara, Inc. (a)	4,500	10,665
Scholar Rock Holding Corp. (a) (b)	2,300	36,478
Seattle Genetics, Inc. (a) (b)	17,520	1,212,559
Seres Therapeutics, Inc. (a) (b)	3,246	10,452
Solid Biosciences, Inc. (a) (b)	1,700	9,775
Sorrento Therapeutics, Inc. (a) (b)	18,100	48,327
Spark Therapeutics, Inc. (a)	4,942	505,962
Spectrum Pharmaceuticals, Inc. (a)	15,562	133,989
Spero Therapeutics, Inc. (a)	1,100	12,661
Stemline Therapeutics, Inc. (a) (b)	6,000	91,920
Sutro Biopharma, Inc. (a)	800	9,104
Syndax Pharmaceuticals, Inc. (a)	2,400	22,344
Synlogic, Inc. (a) (b)	2,500	22,750
Synthorx, Inc. (a) (b)	1,200	16,212
Syros Pharmaceuticals, Inc. (a) (b)	3,800	35,188
TCR2 Therapeutics, Inc. (a)	300	4,293
TG Therapeutics, Inc. (a) (b)	12,300	106,395
Tocagen, Inc. (a)	3,300	22,044
Translate Bio, Inc. (a) (b)	4,700	59,361
Turning Point Therapeutics I (a)	1,000	40,700
Twist Bioscience Corp. (a) (b)	3,300	95,733
Tyme Technologies, Inc. (a) (b)	15,500	18,910
Ultragenyx Pharmaceutical, Inc. (a) (b)	8,365	531,177
United Therapeutics Corp. (a)	6,897	538,380
UNITY Biotechnology, Inc. (a) (b)	3,700	35,150
UroGen Pharma, Ltd. (a)	2,900	104,226
Vanda Pharmaceuticals, Inc. (a)	8,100	114,129
VBI Vaccines, Inc. (a)	13,100	15,327
Veracyte, Inc. (a)	7,200	205,272
Vericel Corp. (a) (b)	7,000	132,230
Viking Therapeutics, Inc. (a) (b)	9,600	79,680
Voyager Therapeutics, Inc. (a)	3,400	92,548
X4 Pharmaceuticals, Inc. (a)	148	2,220
XBiotech, Inc. (a)	2,600	19,708
Xencor, Inc. (a) (b)	7,385	302,268
Y-mAbs Therapeutics, Inc. (a) (b)	3,900	89,193
ZIOPHARM Oncology, Inc. (a) (b)	25,200	146,916
		41,811,688
BUILDING PRODUCTS — 1.0%
AAON, Inc. (b)	6,600	331,188
Advanced Drainage Systems, Inc.	5,800	190,182
American Woodmark Corp. (a)	2,259	191,157
Apogee Enterprises, Inc.	4,309	187,183
Armstrong Flooring, Inc. (a)	3,077	30,308
Armstrong World Industries, Inc.	7,955	773,226
Builders FirstSource, Inc. (a)	17,800	300,108
Caesarstone, Ltd. (b)	3,327	50,005
Continental Building Products, Inc. (a)	6,000	159,420
Cornerstone Building Brands, Inc. (a)	6,228	36,309
CSW Industrials, Inc.	2,337	159,267
Gibraltar Industries, Inc. (a)	5,000	201,800
Griffon Corp.	5,500	93,060
Security Description	Shares	Value
Insteel Industries, Inc.	2,700	$ 56,214
JELD-WEN Holding, Inc. (a)	10,700	227,161
Lennox International, Inc.	5,523	1,518,825
Masonite International Corp. (a)	4,193	220,887
Owens Corning	16,816	978,691
Patrick Industries, Inc. (a)	3,600	177,084
PGT Innovations, Inc. (a)	9,100	152,152
Quanex Building Products Corp.	5,068	95,734
Resideo Technologies, Inc. (a)	19,700	431,824
Simpson Manufacturing Co., Inc.	7,300	485,158
Trex Co., Inc. (a) (b)	9,498	681,007
Universal Forest Products, Inc.	9,609	365,719
		8,093,669
CAPITAL MARKETS — 1.8%
Ares Management Corp. Class A	10,000	261,700
Artisan Partners Asset Management, Inc. Class A	7,555	207,914
Associated Capital Group, Inc. Class A (b)	300	11,220
B. Riley Financial, Inc. (b)	3,334	69,547
BGC Partners, Inc. Class A	43,300	226,459
Blucora, Inc. (a)	7,700	233,849
BrightSphere Investment Group PLC	12,900	147,189
Cohen & Steers, Inc.	3,509	180,503
Cowen, Inc. Class A (a) (b)	4,250	73,057
Diamond Hill Investment Group, Inc.	503	71,285
Donnelley Financial Solutions, Inc. (a)	5,312	70,862
Eaton Vance Corp.	17,456	752,877
Evercore, Inc. Class A	6,443	570,657
FactSet Research Systems, Inc. (b)	5,873	1,682,967
Federated Investors, Inc. Class B	15,400	500,500
Focus Financial Partners, Inc. Class A (a)	4,200	114,702
GAIN Capital Holdings, Inc. (b)	4,000	16,520
GAMCO Investors, Inc. Class A	551	10,563
Greenhill & Co., Inc. (b)	2,817	38,283
Hamilton Lane, Inc. Class A	3,700	211,122
Houlihan Lokey, Inc.	5,400	240,462
Interactive Brokers Group, Inc. Class A	11,819	640,590
INTL. FCStone, Inc. (a)	2,400	95,016
Janus Henderson Group PLC	25,700	549,980
Ladenburg Thalmann Financial Services, Inc.	15,000	51,450
Lazard, Ltd. Class A	16,802	577,821
Legg Mason, Inc.	13,600	520,608
LPL Financial Holdings, Inc.	13,007	1,060,981
Moelis & Co. Class A	7,000	244,650
Morningstar, Inc.	3,192	461,691
Och-Ziff Capital Management Group, Inc. Class A	2,600	59,696
Oppenheimer Holdings, Inc. Class A	1,400	38,108
Piper Jaffray Cos.	2,300	170,821
PJT Partners, Inc. Class A	3,669	148,668

See accompanying notes to financial statements.
93

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Pzena Investment Management, Inc. Class A	2,600	$ 22,334
Safeguard Scientifics, Inc. (a)	3,000	36,210
SEI Investments Co.	20,187	1,132,491
Siebert Financial Corp. (a)	900	8,100
Silvercrest Asset Management Group, Inc. Class A	1,100	15,433
Stifel Financial Corp.	10,754	635,131
TD Ameritrade Holding Corp.	42,784	2,135,777
Value Line, Inc.	100	2,751
Virtu Financial, Inc. Class A (b)	6,600	143,748
Virtus Investment Partners, Inc.	1,046	112,340
Waddell & Reed Financial, Inc. Class A (b)	11,839	197,356
Westwood Holdings Group, Inc.	1,205	42,416
WisdomTree Investments, Inc. (b)	20,900	128,953
		14,925,358
CHEMICALS — 1.8%
Advanced Emissions Solutions, Inc. (b)	2,800	35,392
AdvanSix, Inc. (a)	4,800	117,264
American Vanguard Corp.	4,452	68,605
Amyris, Inc. (a) (b)	5,200	18,512
Ashland Global Holdings, Inc.	9,731	778,188
Axalta Coating Systems, Ltd. (a)	32,302	961,631
Balchem Corp.	5,095	509,347
Cabot Corp.	9,398	448,379
Chase Corp.	1,133	121,956
Chemours Co.	25,643	615,432
Element Solutions, Inc. (a)	35,700	369,138
Ferro Corp. (a)	13,109	207,122
Flotek Industries, Inc. (a)	8,300	27,473
FutureFuel Corp.	3,800	44,422
GCP Applied Technologies, Inc. (a)	8,397	190,108
Hawkins, Inc.	1,500	65,115
HB Fuller Co.	8,099	375,794
Huntsman Corp.	36,134	738,579
Ingevity Corp. (a)	6,838	719,152
Innophos Holdings, Inc.	3,000	87,330
Innospec, Inc.	3,917	357,387
Intrepid Potash, Inc. (a)	14,000	47,040
Koppers Holdings, Inc. (a)	3,200	93,952
Kraton Corp. (a)	4,900	152,243
Kronos Worldwide, Inc.	3,300	50,556
Livent Corp. (a) (b)	23,500	162,620
LSB Industries, Inc. (a)	2,700	10,530
Marrone Bio Innovations, Inc. (a)	6,700	10,050
Minerals Technologies, Inc.	5,643	301,957
NewMarket Corp.	1,049	420,586
Olin Corp.	26,400	578,424
OMNOVA Solutions, Inc. (a)	6,400	39,872
Orion Engineered Carbons SA	9,300	199,113
PolyOne Corp.	12,833	402,828
PQ Group Holdings, Inc. (a)	5,800	91,930
Quaker Chemical Corp.	2,092	424,425
Security Description	Shares	Value
Rayonier Advanced Materials, Inc. (b)	7,700	$ 49,973
RPM International, Inc.	20,185	1,233,505
Scotts Miracle-Gro Co. (b)	6,433	633,651
Sensient Technologies Corp.	6,819	501,060
Stepan Co.	3,282	301,649
Trecora Resources (a)	3,100	29,667
Tredegar Corp.	4,107	68,258
Trinseo SA	6,874	291,045
Tronox Holdings PLC Class A (a)	14,569	186,192
Valhi, Inc.	3,700	10,989
Valvoline, Inc.	30,194	589,689
Westlake Chemical Corp.	5,496	381,752
WR Grace & Co.	8,976	683,163
		14,803,045
COMMERCIAL SERVICES & SUPPLIES — 1.4%
ABM Industries, Inc.	10,600	424,000
ACCO Brands Corp.	16,316	128,407
ADT, Inc. (b)	16,800	102,816
Advanced Disposal Services, Inc. (a)	11,600	370,156
Brady Corp. Class A	8,000	394,560
BrightView Holdings, Inc. (a) (b)	4,700	87,937
Brink's Co.	8,014	650,577
Casella Waste Systems, Inc. Class A (a)	7,400	293,262
CECO Environmental Corp. (a)	4,456	42,733
Charah Solutions, Inc. (a)	900	4,950
Cimpress NV (a) (b)	3,661	332,748
Clean Harbors, Inc. (a)	8,411	598,022
CompX International, Inc.	200	3,380
Covanta Holding Corp.	18,900	338,499
Deluxe Corp.	7,376	299,908
Ennis, Inc.	3,900	80,028
Healthcare Services Group, Inc. (b)	11,865	359,747
Heritage-Crystal Clean, Inc. (a)	2,200	57,882
Herman Miller, Inc.	9,400	420,180
HNI Corp.	6,989	247,271
IAA, Inc. (a)	21,765	844,047
Interface, Inc.	9,500	145,635
KAR Auction Services, Inc.	20,765	519,125
Kimball International, Inc. Class B	5,700	99,351
Knoll, Inc.	7,790	179,014
LSC Communications, Inc. (b)	4,912	18,027
Matthews International Corp. Class A	4,931	171,845
McGrath RentCorp	3,800	236,170
Mobile Mini, Inc.	7,000	213,010
MSA Safety, Inc.	5,421	571,319
Multi-Color Corp.	2,121	105,986
NL Industries, Inc. (a)	1,000	3,650
NRC Group Holdings Corp. (a)	1,600	17,792
PICO Holdings, Inc. (a)	2,700	31,374
Pitney Bowes, Inc. (b)	29,764	127,390
Quad/Graphics, Inc. (b)	4,600	36,386
RR Donnelley & Sons Co.	10,333	20,356

See accompanying notes to financial statements.
94

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
SP Plus Corp. (a)	3,600	$ 114,948
Steelcase, Inc. Class A	13,500	230,850
Stericycle, Inc. (a) (b)	14,100	673,275
Team, Inc. (a)	4,700	72,004
Tetra Tech, Inc.	8,480	666,104
UniFirst Corp.	2,508	472,934
US Ecology, Inc.	3,496	208,152
Viad Corp.	3,454	228,793
VSE Corp.	1,280	36,723
		11,281,323
COMMUNICATIONS EQUIPMENT — 0.8%
Acacia Communications, Inc. (a)	5,800	273,528
ADTRAN, Inc.	7,700	117,425
Aerohive Networks, Inc. (a)	5,200	23,036
Applied Optoelectronics, Inc. (a) (b)	2,700	27,756
CalAmp Corp. (a)	5,000	58,400
Calix, Inc. (a)	6,600	43,296
Casa Systems, Inc. (a)	3,800	24,434
Ciena Corp. (a)	24,891	1,023,767
Clearfield, Inc. (a)	1,800	23,850
CommScope Holding Co., Inc. (a)	31,634	497,603
Comtech Telecommunications Corp.	3,700	104,007
DASAN Zhone Solutions, Inc. (a)	700	9,093
Digi International, Inc. (a)	3,970	50,340
EchoStar Corp. Class A (a)	8,038	356,244
Extreme Networks, Inc. (a)	17,600	113,872
Finisar Corp. (a)	18,700	427,669
Harmonic, Inc. (a)	13,400	74,370
Infinera Corp. (a) (b)	23,000	66,930
Inseego Corp. (a)	6,900	33,051
InterDigital, Inc.	5,438	350,207
KVH Industries, Inc. (a)	2,366	25,718
Lumentum Holdings, Inc. (a)	12,573	671,524
NETGEAR, Inc. (a)	5,000	126,450
NetScout Systems, Inc. (a)	12,007	304,858
Plantronics, Inc.	5,248	194,386
Ribbon Communications, Inc. (a)	7,900	38,631
TESSCO Technologies, Inc.	1,000	17,860
Ubiquiti Networks, Inc. (b)	2,404	316,126
ViaSat, Inc. (a)	9,111	736,351
Viavi Solutions, Inc. (a)	36,300	482,427
		6,613,209
CONSTRUCTION & ENGINEERING — 0.7%
AECOM (a)	24,459	925,773
Aegion Corp. (a)	5,000	92,000
Ameresco, Inc. Class A (a)	2,800	41,244
Arcosa, Inc.	7,889	296,863
Argan, Inc.	2,244	91,017
Comfort Systems USA, Inc.	5,943	303,034
Concrete Pumping Holdings, Inc. (a)	1,700	8,704
Construction Partners, Inc. Class A (a)	1,900	28,538
Dycom Industries, Inc. (a)	4,852	285,637
EMCOR Group, Inc.	8,653	762,329
Fluor Corp.	21,900	737,811
Security Description	Shares	Value
Granite Construction, Inc.	7,079	$ 341,066
Great Lakes Dredge & Dock Corp. (a)	9,000	99,360
IES Holdings, Inc. (a)	1,300	24,505
MasTec, Inc. (a) (b)	9,376	483,145
MYR Group, Inc. (a)	2,600	97,110
Northwest Pipe Co. (a)	1,400	36,092
NV5 Global, Inc. (a)	1,500	122,100
Primoris Services Corp.	6,486	135,752
Sterling Construction Co., Inc. (a)	3,900	52,338
Tutor Perini Corp. (a) (b)	5,900	81,833
Valmont Industries, Inc.	3,516	445,864
Willscot Corp. (a)	9,200	138,368
		5,630,483
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	7,378	683,940
Forterra, Inc. (a) (b)	2,300	11,431
Summit Materials, Inc. Class A (a) (b)	18,012	346,731
United States Lime & Minerals, Inc.	321	25,680
US Concrete, Inc. (a) (b)	2,540	126,213
		1,193,995
CONSUMER FINANCE — 0.8%
Ally Financial, Inc.	62,375	1,933,001
Credit Acceptance Corp. (a) (b)	1,673	809,448
Curo Group Holdings Corp. (a) (b)	1,700	18,785
Elevate Credit, Inc. (a)	3,300	13,596
Encore Capital Group, Inc. (a) (b)	4,892	165,692
Enova International, Inc. (a)	5,200	119,860
EZCORP, Inc. Class A (a) (b)	8,000	75,760
FirstCash, Inc.	6,578	657,932
Green Dot Corp. Class A (a)	7,700	376,530
LendingClub Corp. (a)	51,533	169,028
Medallion Financial Corp. (a)	3,200	21,568
Navient Corp.	33,000	450,450
Nelnet, Inc. Class A	2,914	172,567
OneMain Holdings, Inc.	10,262	346,958
PRA Group, Inc. (a)	7,014	197,374
Regional Management Corp. (a)	1,400	36,918
Santander Consumer USA Holdings, Inc.	16,616	398,119
SLM Corp.	67,700	658,044
World Acceptance Corp. (a)	971	159,351
		6,780,981
CONTAINERS & PACKAGING — 0.8%
AptarGroup, Inc.	10,043	1,248,747
Ardagh Group SA	2,800	49,000
Berry Global Group, Inc. (a)	21,286	1,119,431
Crown Holdings, Inc. (a)	20,379	1,245,157
Graphic Packaging Holding Co.	46,042	643,667
Greif, Inc. Class A	4,000	130,200
Greif, Inc. Class B	800	34,920
Myers Industries, Inc.	5,400	104,058
Owens-Illinois, Inc.	25,528	440,868

See accompanying notes to financial statements.
95

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Silgan Holdings, Inc.	12,468	$ 381,521
Sonoco Products Co.	15,591	1,018,716
UFP Technologies, Inc. (a)	1,000	41,610
		6,457,895
DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.	7,352	292,021
Funko, Inc. Class A (a) (b)	2,700	65,394
Greenlane Holdings, Inc. Class A (a)	1,000	9,590
Pool Corp.	6,035	1,152,685
Weyco Group, Inc.	943	25,188
		1,544,878
DIVERSIFIED CONSUMER SERVICES — 1.1%
Adtalem Global Education, Inc. (a)	9,200	414,460
American Public Education, Inc. (a)	2,400	70,992
Bright Horizons Family Solutions, Inc. (a)	8,994	1,356,925
Career Education Corp. (a)	11,600	221,212
Carriage Services, Inc.	2,600	49,426
Chegg, Inc. (a) (b)	18,200	702,338
Collectors Universe, Inc.	1,200	25,608
frontdoor, Inc. (a)	13,606	592,541
Graham Holdings Co. Class B	657	453,350
Grand Canyon Education, Inc. (a)	7,669	897,427
Houghton Mifflin Harcourt Co. (a)	15,900	91,584
K12, Inc. (a)	5,900	179,419
Laureate Education, Inc. Class A (a)	14,900	234,079
OneSpaWorld Holdings, Ltd. (a)	7,100	110,050
Regis Corp. (a)	4,707	78,136
Select Interior Concepts, Inc. Class A (a)	3,300	38,445
Service Corp. International	28,100	1,314,518
ServiceMaster Global Holdings, Inc. (a)	21,412	1,115,351
Sotheby's (a) (b)	5,309	308,612
Strategic Education, Inc.	3,386	602,708
Weight Watchers International, Inc. (a) (b)	7,300	139,430
		8,996,611
DIVERSIFIED FINANCIAL SERVICES — 0.4%
AXA Equitable Holdings, Inc.	45,700	955,130
Banco Latinoamericano de Comercio Exterior SA Class E	4,800	99,984
Cannae Holdings, Inc. (a)	11,500	333,270
FGL Holdings	23,100	194,040
GWG Holdings, Inc.	300	2,142
Marlin Business Services Corp.	1,400	34,902
On Deck Capital, Inc. (a)	7,500	31,125
Voya Financial, Inc.	22,550	1,247,015
		2,897,608
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
ATN International, Inc.	1,599	92,310
Bandwidth, Inc. Class A (a)	2,500	187,550
Cincinnati Bell, Inc. (a)	6,851	33,912
Security Description	Shares	Value
Cogent Communications Holdings, Inc.	6,696	$ 397,475
Consolidated Communications Holdings, Inc. (b)	10,849	53,486
Frontier Communications Corp. (a) (b)	16,457	28,800
GCI Liberty, Inc. Class A (a)	15,396	946,238
IDT Corp. Class B (a)	2,600	24,622
Intelsat SA (a) (b)	11,347	220,699
Iridium Communications, Inc. (a)	15,319	356,320
Ooma, Inc. (a) (b)	2,800	29,344
ORBCOMM, Inc. (a)	11,600	84,100
Pareteum Corp. (a)	16,700	43,587
pdvWireless, Inc. (a)	1,500	70,500
Vonage Holdings Corp. (a)	35,500	402,215
Zayo Group Holdings, Inc. (a)	35,424	1,165,804
		4,136,962
ELECTRIC UTILITIES — 1.1%
ALLETE, Inc.	8,222	684,153
Avangrid, Inc.	9,000	454,500
El Paso Electric Co.	6,463	422,680
Genie Energy, Ltd. Class B	2,200	23,430
Hawaiian Electric Industries, Inc.	17,683	770,095
IDACORP, Inc.	7,899	793,297
MGE Energy, Inc.	5,562	406,471
OGE Energy Corp.	31,283	1,331,404
Otter Tail Corp.	6,376	336,716
PG&E Corp. (a)	83,400	1,911,528
PNM Resources, Inc.	12,751	649,153
Portland General Electric Co.	14,521	786,603
Spark Energy, Inc. Class A	1,400	15,666
		8,585,696
ELECTRICAL EQUIPMENT — 0.9%
Acuity Brands, Inc.	6,241	860,696
Allied Motion Technologies, Inc.	1,062	40,250
American Superconductor Corp. (a)	3,300	30,624
Atkore International Group, Inc. (a)	7,900	204,373
AZZ, Inc.	4,040	185,921
Bloom Energy Corp. Class A (a)	8,600	105,522
Encore Wire Corp.	3,254	190,619
Energous Corp. (a) (b)	3,500	15,295
EnerSys	6,941	475,459
Generac Holdings, Inc. (a)	9,649	669,737
GrafTech International, Ltd. (b)	9,200	105,800
Hubbell, Inc.	8,481	1,105,922
nVent Electric PLC	24,500	607,355
Plug Power, Inc. (a) (b)	34,300	77,175
Powell Industries, Inc.	1,300	49,400
Preformed Line Products Co.	400	22,208
Regal Beloit Corp.	6,676	545,496
Sensata Technologies Holding PLC (a)	24,867	1,218,483
Sunrun, Inc. (a) (b)	18,300	343,308
Thermon Group Holdings, Inc. (a)	5,100	130,815
TPI Composites, Inc. (a)	5,200	128,544

See accompanying notes to financial statements.
96

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Vicor Corp. (a)	2,770	$ 86,009
Vivint Solar, Inc. (a) (b)	6,300	45,990
		7,245,001
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.6%
Airgain, Inc. (a)	1,400	19,810
Akoustis Technologies, Inc. (a)	3,900	24,960
Anixter International, Inc. (a)	4,686	279,801
Arlo Technologies, Inc. (a)	11,617	46,584
Arrow Electronics, Inc. (a)	13,710	977,112
Avnet, Inc.	16,530	748,313
AVX Corp.	7,300	121,180
Badger Meter, Inc.	4,576	273,142
Bel Fuse, Inc. Class B	1,400	24,038
Belden, Inc. (b)	6,463	385,001
Benchmark Electronics, Inc.	6,980	175,338
CDW Corp.	22,687	2,518,257
Coda Octopus Group, Inc. (a)	700	9,135
Cognex Corp.	25,661	1,231,215
Coherent, Inc. (a)	3,908	532,934
Control4 Corp. (a)	4,212	100,035
CTS Corp.	5,200	143,416
Daktronics, Inc.	5,245	32,362
Dolby Laboratories, Inc. Class A	10,179	657,563
ePlus, Inc. (a)	2,160	148,910
Fabrinet (a)	6,300	312,921
FARO Technologies, Inc. (a)	2,700	141,966
Fitbit, Inc. Class A (a) (b)	33,809	148,760
II-VI, Inc. (a) (b)	10,084	368,671
Insight Enterprises, Inc. (a)	5,552	323,126
Iteris, Inc. (a)	3,100	16,027
Itron, Inc. (a)	5,699	356,586
Jabil, Inc.	23,300	736,280
KEMET Corp.	9,000	169,290
Kimball Electronics, Inc. (a)	3,744	60,803
Knowles Corp. (a)	13,768	252,092
Littelfuse, Inc.	3,931	695,433
Methode Electronics, Inc.	5,749	164,249
MTS Systems Corp.	2,843	166,401
Napco Security Technologies, Inc. (a)	1,800	53,424
National Instruments Corp.	20,393	856,302
nLight, Inc. (a) (b)	6,000	115,200
Novanta, Inc. (a)	5,200	490,360
OSI Systems, Inc. (a)	2,697	303,763
PAR Technology Corp. (a)	1,700	47,940
Park Electrochemical Corp.	2,800	46,732
PC Connection, Inc.	1,700	59,466
PCM, Inc. (a)	1,500	52,560
Plexus Corp. (a)	4,900	286,013
Rogers Corp. (a)	2,921	504,106
Sanmina Corp. (a)	10,910	330,355
ScanSource, Inc. (a)	3,909	127,277
SYNNEX Corp.	6,768	665,971
Tech Data Corp. (a)	5,782	604,797
Trimble, Inc. (a)	39,381	1,776,477
TTM Technologies, Inc. (a)	14,900	151,980
Security Description	Shares	Value
Vishay Intertechnology, Inc.	21,245	$ 350,967
Vishay Precision Group, Inc. (a)	1,600	65,008
Wrap Technologies, Inc. (a)	1,200	7,464
Zebra Technologies Corp. Class A (a)	8,508	1,782,341
		21,040,214
ENERGY EQUIPMENT & SERVICES — 0.7%
Apergy Corp. (a)	12,400	415,896
Archrock, Inc.	20,000	212,000
C&J Energy Services, Inc. (a)	9,783	115,244
Cactus, Inc. Class A (a)	7,900	261,648
Covia Holdings Corp. (a) (b)	4,880	9,565
Diamond Offshore Drilling, Inc. (a) (b)	10,000	88,700
DMC Global, Inc.	2,300	145,705
Dril-Quip, Inc. (a)	5,675	272,400
Era Group, Inc. (a)	3,000	25,020
Exterran Corp. (a)	5,100	72,522
Forum Energy Technologies, Inc. (a)	11,939	40,831
Frank's International NV (a)	19,700	107,562
FTS International, Inc. (a)	4,700	26,226
Geospace Technologies Corp. (a)	2,100	31,731
Helix Energy Solutions Group, Inc. (a)	22,609	195,116
Independence Contract Drilling, Inc. (a)	6,400	10,112
Keane Group, Inc. (a)	7,800	52,416
KLX Energy Services Holdings, Inc. (a)	3,197	65,315
Liberty Oilfield Services, Inc. Class A (b)	6,900	111,642
Mammoth Energy Services, Inc. (b)	1,800	12,384
Matrix Service Co. (a)	4,200	85,092
McDermott International, Inc. (a) (b)	28,232	272,721
Nabors Industries, Ltd.	54,899	159,207
National Energy Services Reunited Corp. (a)	3,700	32,190
Natural Gas Services Group, Inc. (a)	1,900	31,350
NCS Multistage Holdings, Inc. (a) (b)	1,200	4,260
Newpark Resources, Inc. (a)	13,600	100,912
Nine Energy Service, Inc. (a)	2,400	41,592
Noble Corp. PLC (a)	38,700	72,369
Oceaneering International, Inc. (a)	15,581	317,697
Oil States International, Inc. (a)	9,567	175,076
Pacific Drilling SA (a)	4,700	59,220
Parker Drilling Co. (a)	1,500	30,420
Patterson-UTI Energy, Inc.	34,400	395,944
ProPetro Holding Corp. (a)	12,600	260,820
RigNet, Inc. (a)	2,100	21,168
RPC, Inc. (b)	8,732	62,958
SEACOR Holdings, Inc. (a)	2,668	126,757
SEACOR Marine Holdings, Inc. (a)	2,473	36,996
Seadrill, Ltd. (a)	9,100	37,856
Select Energy Services, Inc. Class A (a)	9,300	107,973
Smart Sand, Inc. (a)	2,600	6,344

See accompanying notes to financial statements.
97

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Solaris Oilfield Infrastructure, Inc. Class A (b)	4,100	$ 61,418
Superior Energy Services, Inc. (a)	23,300	30,290
TETRA Technologies, Inc. (a)	18,118	29,532
Tidewater, Inc. (a)	6,650	156,142
Transocean, Ltd. (a) (b)	94,089	603,110
US Silica Holdings, Inc. (b)	12,388	158,442
US Well Service, Inc. (a)	3,100	14,942
		5,764,833
ENTERTAINMENT — 1.1%
AMC Entertainment Holdings, Inc. Class A (b)	7,884	73,558
Cinemark Holdings, Inc.	16,716	603,448
Eros International PLC (a) (b)	5,247	7,083
Gaia, Inc. (a) (b)	1,300	9,854
Glu Mobile, Inc. (a)	17,800	127,804
IMAX Corp. (a)	8,500	171,700
Liberty Media Corp.-Liberty Braves Class A (a)	1,494	41,533
Liberty Media Corp.-Liberty Braves Class C (a)	5,710	159,709
Liberty Media Corp.-Liberty Formula One Class A (a) (b)	4,036	144,731
Liberty Media Corp.-Liberty Formula One Class C (a)	30,950	1,157,839
Lions Gate Entertainment Corp. Class A	7,624	93,394
Lions Gate Entertainment Corp. Class B	15,579	180,872
Live Nation Entertainment, Inc. (a)	20,259	1,342,159
LiveXLive Media, Inc. (a) (b)	3,800	15,770
Madison Square Garden Co. Class A (a)	2,942	823,583
Marcus Corp.	3,200	105,472
Reading International, Inc. Class A (a)	2,500	32,450
Rosetta Stone, Inc. (a)	3,200	73,216
Spotify Technology SA (a)	18,500	2,705,070
World Wrestling Entertainment, Inc. Class A (b)	6,927	500,199
Zynga, Inc. Class A (a)	136,832	838,780
		9,208,224
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.0%
Acadia Realty Trust REIT	12,947	354,359
Agree Realty Corp. REIT	6,156	394,292
Alexander & Baldwin, Inc.	10,738	248,048
Alexander's, Inc. REIT	325	120,348
American Assets Trust, Inc. REIT	7,742	364,803
American Campus Communities, Inc. REIT	21,372	986,532
American Finance Trust, Inc. REIT	16,700	182,030
American Homes 4 Rent Class A REIT	40,297	979,620
Americold Realty Trust REIT (b)	30,000	972,600
Apple Hospitality REIT, Inc.	32,900	521,794
Security Description	Shares	Value
Armada Hoffler Properties, Inc. REIT	7,800	$ 129,090
Ashford Hospitality Trust, Inc. REIT	13,851	41,137
Bluerock Residential Growth REIT, Inc.	3,700	43,475
Braemar Hotels & Resorts, Inc. REIT	4,323	42,798
Brandywine Realty Trust REIT	28,200	403,824
Brixmor Property Group, Inc. REIT	46,539	832,117
Brookfield Property REIT, Inc. Class A	14,800	279,572
BRT Apartments Corp. REIT	1,500	21,195
Camden Property Trust REIT	14,952	1,560,839
CareTrust REIT, Inc.	15,700	373,346
CatchMark Timber Trust, Inc. Class A REIT	7,800	81,510
CBL & Associates Properties, Inc. REIT (b)	24,700	25,688
Cedar Realty Trust, Inc. REIT	12,953	34,325
Chatham Lodging Trust REIT	7,083	133,656
Chesapeake Lodging Trust REIT	9,600	272,832
CIM Commercial Trust Corp. REIT	600	12,372
City Office REIT, Inc.	5,900	70,741
Clipper Realty, Inc. REIT	2,300	25,714
Colony Capital, Inc. REIT	77,418	387,090
Columbia Property Trust, Inc. REIT	18,972	393,479
Community Healthcare Trust, Inc. REIT	2,800	110,348
CoreCivic, Inc. REIT	19,025	394,959
CorEnergy Infrastructure Trust, Inc. REIT (b)	1,860	73,768
CorePoint Lodging, Inc. REIT	6,288	77,908
CoreSite Realty Corp. REIT	5,988	689,638
Corporate Office Properties Trust REIT	18,300	482,571
Cousins Properties, Inc. REIT	23,389	845,980
CubeSmart REIT	30,242	1,011,293
CyrusOne, Inc. REIT	18,015	1,039,826
DiamondRock Hospitality Co. REIT	33,300	344,322
Douglas Emmett, Inc. REIT	25,237	1,005,442
Easterly Government Properties, Inc. REIT	10,700	193,777
EastGroup Properties, Inc. REIT	5,770	669,205
Empire State Realty Trust, Inc. Class A REIT	22,924	339,504
EPR Properties REIT	12,049	898,735
Equity Commonwealth REIT	18,981	617,262
Equity LifeStyle Properties, Inc. REIT	13,434	1,630,082
Essential Properties Realty Trust, Inc. REIT	8,600	172,344
Farmland Partners, Inc. REIT (b)	4,800	33,840
First Industrial Realty Trust, Inc. REIT	20,473	752,178
Four Corners Property Trust, Inc. REIT	10,709	292,677
Franklin Street Properties Corp. REIT	16,561	122,220

See accompanying notes to financial statements.
98

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Front Yard Residential Corp. REIT	7,827	$ 95,646
Gaming and Leisure Properties, Inc. REIT	31,733	1,236,952
GEO Group, Inc. REIT	19,200	403,392
Getty Realty Corp. REIT	5,205	160,106
Gladstone Commercial Corp. REIT	4,400	93,368
Gladstone Land Corp. REIT (b)	2,300	26,519
Global Medical REIT, Inc.	3,600	37,800
Global Net Lease, Inc. REIT	13,241	259,788
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	9,397	264,807
Healthcare Realty Trust, Inc. REIT	20,382	638,364
Healthcare Trust of America, Inc. Class A REIT	31,966	876,827
Hersha Hospitality Trust REIT	5,600	92,624
Highwoods Properties, Inc. REIT	16,370	676,081
Hospitality Properties Trust REIT	26,700	667,500
Hudson Pacific Properties, Inc. REIT	23,837	793,057
Independence Realty Trust, Inc. REIT	14,073	162,825
Industrial Logistics Properties Trust REIT	10,228	212,947
Innovative Industrial Properties, Inc. REIT (b)	1,500	185,340
Investors Real Estate Trust REIT	1,880	110,300
Invitation Homes, Inc. REIT	60,363	1,613,503
iStar, Inc. REIT (b)	10,200	126,684
JBG SMITH Properties REIT	19,721	775,824
Jernigan Capital, Inc. REIT	3,000	61,500
Kilroy Realty Corp. REIT	15,540	1,147,007
Kite Realty Group Trust REIT	13,083	197,946
Lamar Advertising Co. Class A REIT	13,667	1,103,064
Lexington Realty Trust REIT	37,600	353,816
Liberty Property Trust REIT	23,797	1,190,802
Life Storage, Inc. REIT	7,365	700,264
LTC Properties, Inc. REIT	6,354	290,124
Mack-Cali Realty Corp. REIT	14,100	328,389
Medical Properties Trust, Inc. REIT	62,877	1,096,575
Monmouth Real Estate Investment Corp. REIT	14,079	190,770
National Health Investors, Inc. REIT	6,500	507,195
National Retail Properties, Inc. REIT	25,700	1,362,357
National Storage Affiliates Trust REIT	9,100	263,354
New Senior Investment Group, Inc. REIT	12,000	80,640
NexPoint Residential Trust, Inc. REIT	2,900	120,060
NorthStar Realty Europe Corp. REIT	7,000	115,010
Office Properties Income Trust REIT	7,527	197,734
Omega Healthcare Investors, Inc. REIT	33,419	1,228,148
One Liberty Properties, Inc. REIT	2,400	69,504
Outfront Media, Inc. REIT	22,167	571,687
Paramount Group, Inc. REIT	32,800	459,528
Park Hotels & Resorts, Inc. REIT	31,506	868,305
Security Description	Shares	Value
Pebblebrook Hotel Trust REIT	21,357	$ 601,840
Pennsylvania Real Estate Investment Trust (b)	10,892	70,798
Physicians Realty Trust REIT	29,117	507,801
Piedmont Office Realty Trust, Inc. Class A REIT	20,205	402,686
PotlatchDeltic Corp. REIT	10,628	414,279
Preferred Apartment Communities, Inc. Class A REIT (b)	6,600	98,670
PS Business Parks, Inc. REIT	3,237	545,532
QTS Realty Trust, Inc. Class A REIT (b)	8,548	394,747
Rayonier, Inc. REIT	21,209	642,633
Retail Opportunity Investments Corp. REIT	17,500	299,775
Retail Properties of America, Inc. Class A REIT	34,603	406,931
Retail Value, Inc. REIT	2,350	81,780
Rexford Industrial Realty, Inc. REIT	16,107	650,240
RLJ Lodging Trust REIT	27,668	490,830
RPT Realty REIT	13,900	168,329
Ryman Hospitality Properties, Inc. REIT	7,327	594,146
Sabra Health Care REIT, Inc.	28,340	558,015
Safehold, Inc. REIT	1,200	36,240
Saul Centers, Inc. REIT	1,812	101,708
Senior Housing Properties Trust REIT	38,077	314,897
Seritage Growth Properties Class A REIT	5,138	220,728
SITE Centers Corp. REIT	21,901	289,969
Spirit MTA REIT	6,787	56,604
Spirit Realty Capital, Inc. REIT (b)	13,775	587,642
STAG Industrial, Inc. REIT	19,750	597,240
STORE Capital Corp. REIT	33,295	1,105,061
Summit Hotel Properties, Inc. REIT	16,300	186,961
Sun Communities, Inc. REIT	13,193	1,691,211
Sunstone Hotel Investors, Inc. REIT	36,319	497,934
Tanger Factory Outlet Centers, Inc. REIT (b)	14,487	234,834
Taubman Centers, Inc. REIT	9,495	387,681
Terreno Realty Corp. REIT	9,571	469,362
UMH Properties, Inc. REIT	5,100	63,291
Uniti Group, Inc. REIT	29,970	284,715
Universal Health Realty Income Trust REIT	2,000	169,860
Urban Edge Properties REIT	17,600	305,008
Urstadt Biddle Properties, Inc. Class A REIT	4,542	95,382
VEREIT, Inc.	152,594	1,374,872
VICI Properties, Inc. REIT (b)	71,400	1,573,656
Washington Prime Group, Inc. REIT (b)	28,800	110,016
Washington Real Estate Investment Trust	12,802	342,197
Weingarten Realty Investors REIT	19,148	525,038
Whitestone REIT (b)	5,800	73,602

See accompanying notes to financial statements.
99

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
WP Carey, Inc. REIT	27,002	$ 2,192,022
Xenia Hotels & Resorts, Inc. REIT	18,000	375,300
		65,293,201
FOOD & STAPLES RETAILING — 0.6%
Andersons, Inc.	4,985	135,791
BJ's Wholesale Club Holdings, Inc. (a)	17,700	467,280
Casey's General Stores, Inc.	5,748	896,631
Chefs' Warehouse, Inc. (a)	3,400	119,238
HF Foods Group, Inc. (a)	1,200	41,772
Ingles Markets, Inc. Class A	2,200	68,486
Natural Grocers by Vitamin Cottage, Inc. (a)	1,100	11,055
Performance Food Group Co. (a)	16,589	664,058
PriceSmart, Inc.	3,491	178,460
Rite Aid Corp. (a) (b)	8,050	64,480
SpartanNash Co.	5,600	65,352
Sprouts Farmers Market, Inc. (a)	20,075	379,217
United Natural Foods, Inc. (a)	7,848	70,397
US Foods Holding Corp. (a)	34,828	1,245,449
Village Super Market, Inc. Class A	1,269	33,641
Weis Markets, Inc.	1,415	51,520
		4,492,827
FOOD PRODUCTS — 1.1%
Alico, Inc.	400	12,136
B&G Foods, Inc. (b)	10,500	218,400
Beyond Meat, Inc. (a)	1,500	241,020
Bridgford Foods Corp. (a)	300	8,928
Bunge, Ltd.	21,563	1,201,275
Calavo Growers, Inc. (b)	2,542	245,913
Cal-Maine Foods, Inc. (b)	4,900	204,428
Darling Ingredients, Inc. (a)	26,100	519,129
Dean Foods Co. (b)	14,700	13,580
Farmer Brothers Co. (a)	1,450	23,737
Flowers Foods, Inc.	31,531	733,726
Fresh Del Monte Produce, Inc.	4,734	127,581
Freshpet, Inc. (a)	5,200	236,652
Hain Celestial Group, Inc. (a) (b)	14,801	324,142
Hostess Brands, Inc. (a)	15,600	225,264
Ingredion, Inc.	10,852	895,181
J&J Snack Foods Corp.	2,383	383,544
John B Sanfilippo & Son, Inc.	1,378	109,813
Lancaster Colony Corp.	3,013	447,732
Landec Corp. (a)	4,000	37,480
Limoneira Co.	2,300	45,862
Pilgrim's Pride Corp. (a)	8,400	213,276
Post Holdings, Inc. (a)	10,135	1,053,736
Sanderson Farms, Inc. (b)	3,321	453,516
Seaboard Corp.	41	169,606
Seneca Foods Corp. Class A (a)	1,049	29,194
Simply Good Foods Co. (a)	11,800	284,144
Tootsie Roll Industries, Inc. (b)	2,569	94,873
TreeHouse Foods, Inc. (a)	8,781	475,052
		9,028,920
Security Description	Shares	Value
GAS UTILITIES — 0.8%
Chesapeake Utilities Corp.	2,538	$ 241,161
National Fuel Gas Co. (b)	13,363	704,898
New Jersey Resources Corp.	14,215	707,481
Northwest Natural Holding Co.	4,760	330,820
ONE Gas, Inc.	8,187	739,286
RGC Resources, Inc.	1,100	33,572
South Jersey Industries, Inc. (b)	14,762	497,922
Southwest Gas Holdings, Inc.	8,439	756,303
Spire, Inc.	8,039	674,633
UGI Corp.	27,832	1,486,507
		6,172,583
HEALTH CARE EQUIPMENT & SUPPLIES — 2.9%
Accuray, Inc. (a)	13,600	52,632
Alphatec Holdings, Inc. (a)	4,700	21,338
AngioDynamics, Inc. (a)	5,700	112,233
Antares Pharma, Inc. (a)	23,200	76,328
Apyx Medical Corp. (a)	5,200	34,944
AtriCure, Inc. (a)	5,800	173,072
Atrion Corp.	225	191,866
Avanos Medical, Inc. (a)	7,500	327,075
Avedro, Inc. (a)	800	15,712
AxoGen, Inc. (a) (b)	5,300	104,940
Axonics Modulation Technologies, Inc. (a)	2,900	118,813
BioLife Solutions, Inc. (a)	1,000	16,950
BioSig Technologies, Inc. (a)	2,400	22,536
Cantel Medical Corp.	5,889	474,889
Cardiovascular Systems, Inc. (a)	5,350	229,675
Cerus Corp. (a) (b)	20,800	116,896
Conformis, Inc. (a)	10,000	43,600
CONMED Corp.	4,101	350,923
Corindus Vascular Robotics, Inc. (a)	14,300	42,614
CryoLife, Inc. (a)	5,600	167,608
CryoPort, Inc. (a) (b)	4,300	78,776
Cutera, Inc. (a)	2,000	41,560
CytoSorbents Corp. (a) (b)	4,400	29,084
DexCom, Inc. (a)	14,413	2,159,644
ElectroCore LLC (a) (b)	1,900	3,800
GenMark Diagnostics, Inc. (a) (b)	7,600	49,324
Glaukos Corp. (a)	5,468	412,287
Globus Medical, Inc. Class A (a)	11,851	501,297
Haemonetics Corp. (a)	7,990	961,517
Heska Corp. (a)	1,102	93,857
Hill-Rom Holdings, Inc.	10,676	1,116,923
ICU Medical, Inc. (a)	2,998	755,226
Inogen, Inc. (a)	2,892	193,070
Insulet Corp. (a) (b)	9,500	1,134,110
Integer Holdings Corp. (a)	4,992	418,929
Integra LifeSciences Holdings Corp. (a)	11,414	637,472
IntriCon Corp. (a) (b)	1,100	25,696
Invacare Corp. (b)	5,000	25,950
iRadimed Corp. (a) (b)	400	8,180
iRhythm Technologies, Inc. (a) (b)	3,800	300,504

See accompanying notes to financial statements.
100

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Lantheus Holdings, Inc. (a)	6,500	$ 183,950
LeMaitre Vascular, Inc.	2,400	67,152
LivaNova PLC (a)	7,950	572,082
Masimo Corp. (a)	7,577	1,127,609
Meridian Bioscience, Inc.	6,500	77,220
Merit Medical Systems, Inc. (a)	8,500	506,260
Mesa Laboratories, Inc.	528	129,012
Misonix, Inc. (a)	1,100	27,962
Natus Medical, Inc. (a)	5,034	129,323
Neogen Corp. (a)	8,010	497,501
Neuronetics, Inc. (a)	2,000	25,020
Nevro Corp. (a) (b)	4,697	304,507
Novocure, Ltd. (a)	13,155	831,791
NuVasive, Inc. (a)	8,180	478,857
OraSure Technologies, Inc. (a)	9,200	85,376
Orthofix Medical, Inc. (a)	2,786	147,324
OrthoPediatrics Corp. (a)	1,200	46,800
Penumbra, Inc. (a) (b)	5,087	813,920
Pulse Biosciences, Inc. (a) (b)	1,600	21,120
Quidel Corp. (a)	5,500	326,260
Rockwell Medical, Inc. (a)	7,200	21,672
RTI Surgical Holdings, Inc. (a)	8,500	36,125
SeaSpine Holdings Corp. (a)	2,300	30,475
Senseonics Holdings, Inc. (a) (b)	12,300	25,092
Shockwave Medical, Inc. (a)	1,000	57,090
SI-BONE, Inc. (a)	2,500	50,850
Sientra, Inc. (a) (b)	3,700	22,792
Silk Road Medical, Inc. (a)	1,100	53,306
Solition, Inc. (a)	300	4,410
STAAR Surgical Co. (a)	6,900	202,722
STERIS PLC (a)	13,115	1,952,561
Surmodics, Inc. (a)	2,000	86,340
Tactile Systems Technology, Inc. (a) (b)	2,800	159,376
Tandem Diabetes Care, Inc. (a)	9,000	580,680
TransEnterix, Inc. (a) (b)	26,200	35,632
TransMedics Group, Inc. (a)	1,000	28,990
Utah Medical Products, Inc.	537	51,391
Vapotherm, Inc. (a) (b)	600	13,800
Varex Imaging Corp. (a)	6,000	183,900
ViewRay, Inc. (a) (b)	10,000	88,100
West Pharmaceutical Services, Inc.	11,427	1,430,089
Wright Medical Group NV (a)	19,809	590,704
Zynex, Inc.	2,400	21,576
		23,768,569
HEALTH CARE PROVIDERS & SERVICES — 1.4%
Acadia Healthcare Co., Inc. (a) (b)	13,882	485,176
Addus HomeCare Corp. (a)	1,567	117,447
Amedisys, Inc. (a)	4,905	595,516
American Renal Associates Holdings, Inc. (a)	2,000	14,880
AMN Healthcare Services, Inc. (a)	7,448	404,054
Apollo Medical Holdings, Inc. (a) (b)	700	11,697
Avalon GloboCare Corp. (a)	3,400	8,840
BioScrip, Inc. (a)	18,500	48,100
Security Description	Shares	Value
BioTelemetry, Inc. (a)	5,200	$ 250,380
Brookdale Senior Living, Inc. (a)	29,462	212,421
Catasys, Inc. (a)	1,100	21,142
Chemed Corp.	2,477	893,801
Community Health Systems, Inc. (a) (b)	12,967	34,622
CorVel Corp. (a)	1,394	121,292
Covetrus, Inc. (a) (b)	15,200	371,792
Cross Country Healthcare, Inc. (a)	5,200	48,776
Diplomat Pharmacy, Inc. (a) (b)	8,863	53,976
Encompass Health Corp.	15,312	970,168
Ensign Group, Inc.	7,970	453,652
Enzo Biochem, Inc. (a)	7,000	23,590
Genesis Healthcare, Inc. (a) (b)	9,100	11,284
Guardant Health, Inc. (a) (b)	5,400	466,182
Hanger, Inc. (a)	5,600	107,240
HealthEquity, Inc. (a)	9,863	645,040
Joint Corp (a)	2,000	36,400
LHC Group, Inc. (a)	4,858	580,920
Magellan Health, Inc. (a)	3,385	251,268
MEDNAX, Inc. (a)	14,074	355,087
Molina Healthcare, Inc. (a)	9,787	1,400,911
National HealthCare Corp.	1,958	158,892
National Research Corp. Class A	1,700	97,903
Owens & Minor, Inc. (b)	9,738	31,162
Patterson Cos., Inc. (b)	13,200	302,280
PetIQ, Inc. (a) (b)	2,500	82,400
Premier, Inc. Class A (a)	8,445	330,284
Providence Service Corp. (a)	1,800	103,212
R1 RCM, Inc. (a)	16,300	205,054
RadNet, Inc. (a)	6,380	87,980
Select Medical Holdings Corp. (a)	17,100	271,377
Surgery Partners, Inc. (a)	2,700	21,978
Tenet Healthcare Corp. (a)	16,969	350,579
Tivity Health, Inc. (a) (b)	7,537	123,908
Triple-S Management Corp. Class B (a)	3,289	78,443
US Physical Therapy, Inc.	2,000	245,140
		11,486,246
HEALTH CARE TECHNOLOGY — 0.9%
Allscripts Healthcare Solutions, Inc. (a)	27,445	319,186
Castlight Health, Inc. Class B (a)	11,500	37,145
Computer Programs & Systems, Inc.	1,723	47,882
Evolent Health, Inc. Class A (a) (b)	10,800	85,860
HealthStream, Inc. (a)	4,100	106,026
HMS Holdings Corp. (a)	13,241	428,876
Inovalon Holdings, Inc. Class A (a) (b)	10,900	158,159
Inspire Medical Systems, Inc. (a)	2,300	139,495
Medidata Solutions, Inc. (a)	9,469	857,039
NextGen Healthcare, Inc. (a)	8,700	173,130
Omnicell, Inc. (a)	6,464	556,098
OptimizeRx Corp. (a)	1,900	30,780
Simulations Plus, Inc.	1,700	48,552
Tabula Rasa HealthCare, Inc. (a) (b)	2,800	139,804

See accompanying notes to financial statements.
101

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Teladoc Health, Inc. (a) (b)	10,992	$ 729,979
Veeva Systems, Inc. Class A (a)	19,921	3,229,393
Vocera Communications, Inc. (a) (b)	4,834	154,301
		7,241,705
HOTELS, RESTAURANTS & LEISURE — 3.3%
Aramark	38,351	1,382,937
BBX Capital Corp.	9,600	47,136
Biglari Holdings, Inc. Class B (a)	126	13,086
BJ's Restaurants, Inc. (b)	3,406	149,660
Bloomin' Brands, Inc.	14,400	272,304
Bluegreen Vacations Corp. (b)	900	10,521
Boyd Gaming Corp. (b)	13,198	355,554
Brinker International, Inc. (b)	5,930	233,345
Caesars Entertainment Corp. (a)	89,150	1,053,753
Carrols Restaurant Group, Inc. (a)	5,100	46,053
Century Casinos, Inc. (a)	4,000	38,800
Cheesecake Factory, Inc. (b)	6,755	295,329
Choice Hotels International, Inc. (b)	5,249	456,715
Churchill Downs, Inc. (b)	5,670	652,447
Chuy's Holdings, Inc. (a)	2,700	61,884
Cracker Barrel Old Country Store, Inc. (b)	3,064	523,117
Dave & Buster's Entertainment, Inc. (b)	6,148	248,810
Del Frisco's Restaurant Group, Inc. (a) (b)	4,900	39,004
Del Taco Restaurants, Inc. (a)	4,800	61,536
Denny's Corp. (a)	9,600	197,088
Dine Brands Global, Inc. (b)	2,795	266,839
Domino's Pizza, Inc.	6,394	1,779,322
Drive Shack, Inc. (a)	9,000	42,210
Dunkin' Brands Group, Inc.	12,946	1,031,278
El Pollo Loco Holdings, Inc. (a)	3,100	33,046
Eldorado Resorts, Inc. (a) (b)	10,500	483,735
Empire Resorts, Inc. (a)	400	3,840
Everi Holdings, Inc. (a)	10,700	127,651
Extended Stay America, Inc.	30,300	511,767
Fiesta Restaurant Group, Inc. (a)	3,499	45,977
Golden Entertainment, Inc. (a) (b)	2,700	37,800
Habit Restaurants, Inc. Class A (a)	3,000	31,470
Hilton Grand Vacations, Inc. (a)	14,241	453,149
Hyatt Hotels Corp. Class A	6,329	481,827
Inspired Entertainment, Inc. (a)	1,400	11,816
International Game Technology PLC (b)	15,601	202,345
International Speedway Corp. Class A	4,006	179,829
J Alexander's Holdings, Inc. (a)	1,569	17,620
Jack in the Box, Inc.	4,180	340,210
Las Vegas Sands Corp.	53,459	3,158,892
Lindblad Expeditions Holdings, Inc. (a)	3,200	57,440
Marriott Vacations Worldwide Corp.	7,155	689,742
Monarch Casino & Resort, Inc. (a)	1,800	76,932
Nathan's Famous, Inc.	400	31,248
Noodles & Co. (a) (b)	4,500	35,460
Security Description	Shares	Value
Papa John's International, Inc. (b)	3,810	$ 170,383
Penn National Gaming, Inc. (a)	17,614	339,246
Planet Fitness, Inc. Class A (a)	13,285	962,365
PlayAGS, Inc. (a)	3,300	64,185
Potbelly Corp. (a)	3,400	17,306
RCI Hospitality Holdings, Inc.	1,400	24,514
Red Lion Hotels Corp. (a)	2,600	18,486
Red Robin Gourmet Burgers, Inc. (a) (b)	1,936	59,183
Red Rock Resorts, Inc. Class A	11,186	240,275
Ruth's Hospitality Group, Inc.	4,500	102,195
Scientific Games Corp. Class A (a) (b)	8,800	174,416
SeaWorld Entertainment, Inc. (a)	8,690	269,390
Shake Shack, Inc. Class A (a)	4,630	334,286
Six Flags Entertainment Corp.	12,910	641,369
Speedway Motorsports, Inc.	1,700	31,535
Target Hospitality Corp. (a)	5,100	46,410
Texas Roadhouse, Inc.	11,104	595,952
Twin River Worldwide Holdings, Inc. (a)	3,300	98,175
Vail Resorts, Inc.	6,287	1,403,133
Wendy's Co.	29,858	584,620
Wingstop, Inc.	4,670	442,482
Wyndham Destinations, Inc.	14,500	636,550
Wyndham Hotels & Resorts, Inc.	15,000	836,100
Yum China Holdings, Inc.	56,824	2,625,269
		26,988,349
HOUSEHOLD DURABLES — 1.1%
Bassett Furniture Industries, Inc.	1,500	22,875
Beazer Homes USA, Inc. (a)	4,600	44,206
Cavco Industries, Inc. (a)	1,395	219,768
Century Communities, Inc. (a)	4,115	109,377
Ethan Allen Interiors, Inc.	3,800	80,028
Flexsteel Industries, Inc.	1,200	20,472
GoPro, Inc. Class A (a) (b)	17,500	95,550
Green Brick Partners, Inc. (a)	3,600	29,916
Hamilton Beach Brands Holding Co. Class A	782	14,897
Helen of Troy, Ltd. (a)	3,944	515,047
Hooker Furniture Corp.	1,700	35,054
Installed Building Products, Inc. (a)	3,400	201,348
iRobot Corp. (a) (b)	4,300	394,052
KB Home	13,800	355,074
La-Z-Boy, Inc.	7,333	224,830
Legacy Housing Corp. (a) (b)	700	8,715
LGI Homes, Inc. (a) (b)	2,900	207,147
Lifetime Brands, Inc.	1,500	14,190
Lovesac Co. (a)	900	27,963
M/I Homes, Inc. (a)	4,200	119,868
MDC Holdings, Inc.	7,871	258,011
Meritage Homes Corp. (a)	6,158	316,152
NVR, Inc. (a)	500	1,685,125
Purple Innovation, Inc. (a)	500	3,375
Roku, Inc. (a) (b)	12,800	1,159,424
Skyline Champion Corp. (a)	8,500	232,730

See accompanying notes to financial statements.
102

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Sonos, Inc. (a) (b)	10,900	$ 123,606
Taylor Morrison Home Corp. Class A (a)	16,700	350,032
Tempur Sealy International, Inc. (a)	7,449	546,533
Toll Brothers, Inc.	21,983	805,017
TopBuild Corp. (a)	5,652	467,760
TRI Pointe Group, Inc. (a) (b)	22,683	271,516
Tupperware Brands Corp.	7,681	146,169
Universal Electronics, Inc. (a)	2,139	87,742
William Lyon Homes Class A (a)	4,900	89,327
ZAGG, Inc. (a) (b)	4,000	27,840
		9,310,736
HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (a) (b)	1,500	40,425
Central Garden & Pet Co. Class A (a)	6,500	160,160
Energizer Holdings, Inc. (b)	10,112	390,728
Oil-Dri Corp. of America	648	22,058
Spectrum Brands Holdings, Inc.	5,472	294,229
WD-40 Co. (b)	2,157	343,049
		1,250,649
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.3%
Atlantic Power Corp. (a) (b)	16,100	38,962
Clearway Energy, Inc. Class A	5,500	88,990
Clearway Energy, Inc. Class C	11,600	195,576
Ormat Technologies, Inc.	6,342	402,019
Pattern Energy Group, Inc. Class A (b)	13,900	320,951
TerraForm Power, Inc. Class A	11,359	162,434
Vistra Energy Corp.	66,565	1,507,032
		2,715,964
INDUSTRIAL CONGLOMERATES — 0.2%
Carlisle Cos., Inc.	8,781	1,232,940
Raven Industries, Inc.	5,700	204,516
		1,437,456
INSURANCE — 3.9%
Alleghany Corp. (a)	2,226	1,516,151
Ambac Financial Group, Inc. (a)	7,000	117,950
American Equity Investment Life Holding Co.	14,272	387,628
American Financial Group, Inc.	11,601	1,188,754
American National Insurance Co.	1,335	155,487
AMERISAFE, Inc.	2,981	190,098
Arch Capital Group, Ltd. (a)	60,069	2,227,359
Argo Group International Holdings, Ltd.	5,160	382,098
Assured Guaranty, Ltd.	15,519	653,040
Athene Holding, Ltd. Class A (a)	24,300	1,046,358
Axis Capital Holdings, Ltd.	12,916	770,439
Brighthouse Financial, Inc. (a)	18,200	667,758
Brown & Brown, Inc.	37,488	1,255,848
Citizens, Inc. (a)	7,300	53,290
CNA Financial Corp.	4,491	211,391
CNO Financial Group, Inc.	26,279	438,334
Security Description	Shares	Value
Crawford & Co. Class A	2,600	$ 27,378
Donegal Group, Inc. Class A	1,400	21,378
eHealth, Inc. (a)	3,700	318,570
EMC Insurance Group, Inc.	1,400	50,442
Employers Holdings, Inc.	5,100	215,577
Enstar Group, Ltd. (a)	1,951	340,020
Erie Indemnity Co. Class A	3,816	970,332
FBL Financial Group, Inc. Class A	1,526	97,359
FedNat Holding Co.	1,700	24,259
Fidelity National Financial, Inc.	41,422	1,669,307
First American Financial Corp.	17,648	947,698
Genworth Financial, Inc. Class A (a)	79,300	294,203
Global Indemnity, Ltd.	1,254	38,824
Goosehead Insurance, Inc. Class A (b)	1,500	71,700
Greenlight Capital Re, Ltd. Class A (a) (b)	4,300	36,507
Hallmark Financial Services, Inc. (a)	2,041	29,043
Hanover Insurance Group, Inc.	6,401	821,248
HCI Group, Inc.	1,045	42,291
Health Insurance Innovations, Inc. Class A (a)	1,900	49,248
Heritage Insurance Holdings, Inc.	3,200	49,312
Horace Mann Educators Corp.	6,500	261,885
Independence Holding Co.	700	27,104
Investors Title Co.	242	40,414
James River Group Holdings, Ltd.	4,700	220,430
Kemper Corp.	9,568	825,623
Kinsale Capital Group, Inc.	3,100	283,588
Markel Corp. (a)	2,121	2,311,042
MBIA, Inc. (a)	13,700	127,547
Mercury General Corp.	4,437	277,313
National General Holdings Corp.	10,199	233,965
National Western Life Group, Inc. Class A	396	101,772
NI Holdings, Inc. (a)	1,500	26,415
Old Republic International Corp.	44,162	988,346
Palomar Holdings, Inc. (a)	900	21,636
Primerica, Inc.	6,557	786,512
ProAssurance Corp.	8,931	322,498
Protective Insurance Corp. Class B	1,400	24,318
Reinsurance Group of America, Inc.	9,816	1,531,590
RenaissanceRe Holdings, Ltd.	6,823	1,214,562
RLI Corp.	6,518	558,658
Safety Insurance Group, Inc.	2,338	222,414
Selective Insurance Group, Inc.	9,500	711,455
State Auto Financial Corp.	2,700	94,500
Stewart Information Services Corp.	3,649	147,748
Third Point Reinsurance, Ltd. (a)	11,800	121,776
Tiptree, Inc.	3,900	24,570
Trupanion, Inc. (a) (b)	4,069	147,013
United Fire Group, Inc.	3,298	159,821
United Insurance Holdings Corp.	3,000	42,780
Universal Insurance Holdings, Inc.	5,000	139,500
Watford Holdings, Ltd. (a)	3,200	87,744

See accompanying notes to financial statements.
103

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
White Mountains Insurance Group, Ltd.	501	$ 511,751
WR Berkley Corp.	22,950	1,513,094
		31,486,063
INTERACTIVE MEDIA & SERVICES — 0.7%
Care.com, Inc. (a)	3,200	35,136
Cargurus, Inc. (a) (b)	11,600	418,876
Cars.com, Inc. (a) (b)	10,900	214,948
DHI Group, Inc. (a)	8,000	28,560
Eventbrite, Inc. Class A (a)	5,700	92,340
EverQuote, Inc. Class A (a)	1,300	16,900
IAC/InterActiveCorp (a)	11,631	2,530,092
Liberty TripAdvisor Holdings, Inc. Class A (a)	11,700	145,080
Match Group, Inc. (b)	8,500	571,795
Meet Group, Inc. (a)	11,300	39,324
QuinStreet, Inc. (a)	7,000	110,950
Travelzoo (a)	600	9,264
TrueCar, Inc. (a)	14,266	77,892
Yelp, Inc. (a)	11,791	403,017
Zillow Group, Inc. Class A (a)	9,083	415,638
Zillow Group, Inc. Class C (a) (b)	19,883	922,372
		6,032,184
INTERNET & DIRECT MARKETING RETAIL — 0.8%
1-800-Flowers.com, Inc. Class A (a)	4,200	79,296
Duluth Holdings, Inc. Class B (a) (b)	1,099	14,935
Etsy, Inc. (a)	19,220	1,179,531
Groupon, Inc. (a)	70,122	251,037
GrubHub, Inc. (a) (b)	14,664	1,143,645
Lands' End, Inc. (a) (b)	1,600	19,552
Leaf Group, Ltd. (a)	2,500	18,525
Liberty Expedia Holdings, Inc. Class A (a)	8,687	415,152
Liquidity Services, Inc. (a)	3,800	23,142
Overstock.com, Inc. (a) (b)	3,400	46,240
PetMed Express, Inc. (b)	3,000	47,010
Quotient Technology, Inc. (a)	12,800	137,472
Qurate Retail, Inc. (a)	61,816	765,900
Rubicon Project, Inc. (a)	7,500	47,700
Shutterfly, Inc. (a)	5,277	266,752
Shutterstock, Inc.	2,950	115,611
Stamps.com, Inc. (a) (b)	2,784	126,032
Stitch Fix, Inc. Class A (a)	6,500	207,935
Waitr Holdings, Inc. (a)	8,200	51,578
Wayfair, Inc. Class A (a) (b)	9,891	1,444,086
		6,401,131
IT SERVICES — 4.9%
Amdocs, Ltd.	21,483	1,333,879
Black Knight, Inc. (a)	22,946	1,380,202
Booz Allen Hamilton Holding Corp.	21,400	1,416,894
Brightcove, Inc. (a)	5,326	55,018
CACI International, Inc. Class A (a)	3,991	816,519
Carbonite, Inc. (a)	5,000	130,200
Security Description	Shares	Value
Cardtronics PLC Class A (a)	6,228	$ 170,149
Cass Information Systems, Inc.	2,260	109,565
Conduent, Inc. (a)	27,000	258,930
CoreLogic, Inc. (a)	12,900	539,607
CSG Systems International, Inc.	5,200	253,916
Endurance International Group Holdings, Inc. (a)	11,135	53,448
EPAM Systems, Inc. (a)	8,264	1,430,498
Euronet Worldwide, Inc. (a)	7,963	1,339,695
EVERTEC, Inc.	9,600	313,920
Evo Payments, Inc. Class A (a) (b)	5,400	170,262
Exela Technologies, Inc. (a) (b)	7,100	15,549
ExlService Holdings, Inc. (a)	5,337	352,936
First Data Corp. Class A (a)	90,905	2,460,798
Genpact, Ltd.	25,560	973,580
GoDaddy, Inc. Class A (a)	27,822	1,951,713
GTT Communications, Inc. (a) (b)	6,695	117,832
Hackett Group, Inc.	3,790	63,634
I3 Verticals, Inc. Class A (a)	1,300	38,285
Information Services Group, Inc. (a)	5,100	16,116
International Money Express, Inc. (a)	2,000	28,200
KBR, Inc.	22,488	560,851
Leidos Holdings, Inc.	21,311	1,701,683
Limelight Networks, Inc. (a)	16,200	43,740
LiveRamp Holdings, Inc. (a)	10,785	522,857
ManTech International Corp. Class A	4,258	280,389
MAXIMUS, Inc.	9,907	718,654
MongoDB, Inc. (a)	3,700	562,733
NIC, Inc.	10,000	160,400
Okta, Inc. (a)	16,000	1,976,160
Paysign, Inc. (a)	4,600	61,502
Perficient, Inc. (a)	5,100	175,032
Perspecta, Inc.	22,600	529,066
Presidio, Inc.	6,400	87,488
PRGX Global, Inc. (a)	3,100	20,832
Priority Technology Holdings, Inc. (a)	1,000	7,850
Sabre Corp.	43,088	956,554
Science Applications International Corp.	9,282	803,450
Square, Inc. Class A (a)	52,160	3,783,165
StarTek, Inc. (a)	2,500	20,425
Switch, Inc. Class A (b)	10,500	137,445
Sykes Enterprises, Inc. (a)	6,853	188,183
TTEC Holdings, Inc.	2,200	102,498
Tucows, Inc. Class A (a) (b)	1,500	91,530
Twilio, Inc. Class A (a) (b)	18,082	2,465,481
Unisys Corp. (a) (b)	7,900	76,788
USA Technologies, Inc. (a) (b)	8,975	66,684
Verra Mobility Corp. (a)	15,300	200,277
Virtusa Corp. (a)	4,500	199,935
WEX, Inc. (a)	6,859	1,427,358
Worldpay, Inc. Class A (a)	49,136	6,021,617
		39,741,972
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Acushnet Holdings Corp.	5,400	141,804

See accompanying notes to financial statements.
104

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
American Outdoor Brands Corp. (a)	8,388	$ 75,576
Brunswick Corp.	13,538	621,259
Callaway Golf Co.	14,812	254,174
Clarus Corp.	3,100	44,764
Escalade, Inc.	1,700	19,499
Johnson Outdoors, Inc. Class A	800	59,656
Malibu Boats, Inc. Class A (a)	3,200	124,320
Marine Products Corp.	987	15,239
MasterCraft Boat Holdings, Inc. (a)	2,800	54,852
Mattel, Inc. (a) (b)	53,800	603,098
Polaris Industries, Inc.	9,015	822,438
Sturm Ruger & Co., Inc. (b)	2,665	145,189
Vista Outdoor, Inc. (a)	8,921	79,219
YETI Holdings, Inc. (a) (b)	4,900	141,855
		3,202,942
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Accelerate Diagnostics, Inc. (a) (b)	4,000	91,520
Bio-Rad Laboratories, Inc. Class A (a)	3,364	1,051,553
Bio-Techne Corp.	6,002	1,251,357
Bruker Corp.	16,541	826,223
Cambrex Corp. (a)	5,300	248,093
Charles River Laboratories International, Inc. (a)	7,717	1,095,042
ChromaDex Corp. (a) (b)	6,100	28,365
Codexis, Inc. (a)	8,200	151,126
Fluidigm Corp. (a)	10,744	132,366
Luminex Corp.	6,400	132,096
Medpace Holdings, Inc. (a)	4,600	300,932
NanoString Technologies, Inc. (a)	5,800	176,030
NeoGenomics, Inc. (a) (b)	13,200	289,608
Pacific Biosciences of California, Inc. (a)	21,800	131,890
PRA Health Sciences, Inc. (a)	9,394	931,415
QIAGEN NV (a)	34,681	1,406,315
Quanterix Corp. (a)	1,400	47,306
Syneos Health, Inc. (a)	9,894	505,484
		8,796,721
MACHINERY — 3.6%
Actuant Corp. Class A	9,600	238,176
AGCO Corp.	9,975	773,761
Alamo Group, Inc.	1,492	149,095
Albany International Corp. Class A	4,648	385,366
Allison Transmission Holdings, Inc.	18,657	864,752
Altra Industrial Motion Corp.	9,674	347,103
Astec Industries, Inc.	3,640	118,518
Barnes Group, Inc.	7,614	428,973
Blue Bird Corp. (a)	2,392	47,098
Briggs & Stratton Corp.	6,100	62,464
Chart Industries, Inc. (a)	5,700	438,216
CIRCOR International, Inc. (a)	3,047	140,162
Colfax Corp. (a) (b)	15,227	426,813
Columbus McKinnon Corp.	3,500	146,895
Commercial Vehicle Group, Inc. (a)	4,800	38,496
Crane Co.	8,248	688,213
Security Description	Shares	Value
Donaldson Co., Inc.	19,979	$ 1,016,132
Douglas Dynamics, Inc.	3,477	138,350
Eastern Co.	700	19,614
Energy Recovery, Inc. (a) (b)	5,300	55,226
EnPro Industries, Inc.	3,245	207,161
ESCO Technologies, Inc.	4,143	342,295
Evoqua Water Technologies Corp. (a)	11,800	168,032
Federal Signal Corp.	9,500	254,125
Franklin Electric Co., Inc.	7,449	353,827
Gardner Denver Holdings, Inc. (a)	20,800	719,680
Gates Industrial Corp. PLC (a)	6,800	77,588
Gencor Industries, Inc. (a)	1,100	14,300
Gorman-Rupp Co.	2,700	88,641
Graco, Inc.	25,813	1,295,296
Graham Corp.	1,400	28,294
Greenbrier Cos., Inc.	4,994	151,818
Harsco Corp. (a)	12,391	340,009
Helios Technologies, Inc.	4,548	211,073
Hillenbrand, Inc.	9,999	395,660
Hurco Cos., Inc.	966	34,351
Hyster-Yale Materials Handling, Inc.	1,589	87,808
IDEX Corp.	11,860	2,041,580
ITT, Inc.	13,788	902,838
John Bean Technologies Corp.	4,990	604,439
Kadant, Inc.	1,700	154,377
Kennametal, Inc.	13,017	481,499
LB Foster Co. Class A (a)	1,600	43,744
Lincoln Electric Holdings, Inc.	9,456	778,418
Lindsay Corp. (b)	1,670	137,291
Luxfer Holdings PLC	4,200	102,984
Lydall, Inc. (a)	2,500	50,500
Manitowoc Co., Inc (a)	5,575	99,235
Meritor, Inc. (a)	12,600	305,550
Middleby Corp. (a)	8,910	1,209,087
Milacron Holdings Corp. (a)	11,100	153,180
Miller Industries, Inc.	1,600	49,200
Mueller Industries, Inc.	8,684	254,181
Mueller Water Products, Inc. Class A	24,300	238,626
Navistar International Corp. (a)	7,900	272,155
NN, Inc. (b)	6,216	60,668
Nordson Corp.	9,003	1,272,214
Omega Flex, Inc.	500	38,405
Oshkosh Corp.	10,908	910,709
Park-Ohio Holdings Corp.	1,346	43,866
Proto Labs, Inc. (a)	4,303	499,234
RBC Bearings, Inc. (a)	3,844	641,218
REV Group, Inc. (b)	4,400	63,404
Rexnord Corp. (a)	16,690	504,372
Spartan Motors, Inc.	5,000	54,800
SPX Corp. (a)	6,800	224,536
SPX FLOW, Inc. (a)	6,800	284,648
Standex International Corp.	2,015	147,377
Tennant Co.	2,776	169,891
Terex Corp.	10,690	335,666
Timken Co.	10,992	564,329
Titan International, Inc.	7,400	36,186

See accompanying notes to financial statements.
105

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Toro Co.	16,693	$ 1,116,762
TriMas Corp. (a)	7,200	222,984
Trinity Industries, Inc.	16,669	345,882
Twin Disc, Inc. (a)	1,400	21,140
Wabash National Corp.	8,700	141,549
WABCO Holdings, Inc. (a)	7,961	1,055,628
Watts Water Technologies, Inc. Class A	4,483	417,726
Welbilt, Inc. (a)	21,000	350,700
Woodward, Inc.	8,650	978,834
		29,674,993
MARINE — 0.1%
Costamare, Inc.	7,300	37,449
Eagle Bulk Shipping, Inc. (a)	7,100	37,204
Genco Shipping & Trading, Ltd. (a)	900	7,596
Kirby Corp. (a)	9,340	737,860
Matson, Inc.	6,682	259,596
Safe Bulkers, Inc. (a) (b)	5,800	9,048
Scorpio Bulkers, Inc.	8,674	39,900
		1,128,653
MEDIA — 1.7%
Altice USA, Inc. Class A (a)	51,500	1,254,025
AMC Networks, Inc. Class A (a) (b)	7,086	386,116
Boston Omaha Corp. Class A (a) (b)	1,600	37,040
Cable One, Inc.	678	793,931
Cardlytics, Inc. (a) (b)	2,800	72,744
cbdMD, Inc. (a)	1,500	8,850
Central European Media Enterprises, Ltd. Class A (a)	13,000	56,680
Clear Channel Outdoor Holding, Inc. (a)	5,500	25,960
comScore, Inc. (a)	7,600	39,216
Cumulus Media, Inc. Class A (a)	2,200	40,810
Daily Journal Corp. (a) (b)	159	37,842
Emerald Expositions Events, Inc.	3,600	40,140
Entercom Communications Corp. Class A (b)	19,900	115,420
Entravision Communications Corp. Class A	9,500	29,640
EW Scripps Co. Class A	8,600	131,494
Fluent, Inc. (a)	5,200	27,976
Gannett Co., Inc.	17,900	146,064
Gray Television, Inc. (a)	15,300	250,767
Hemisphere Media Group, Inc. (a)	2,700	34,884
John Wiley & Sons, Inc. Class A	7,150	327,899
Lee Enterprises, Inc. (a)	8,300	18,592
Liberty Broadband Corp. Class A (a)	3,844	395,317
Liberty Broadband Corp. Class C (a)	16,760	1,746,727
Liberty Latin America, Ltd. Class A (a)	6,900	118,887
Liberty Latin America, Ltd. Class C (a)	18,200	312,858
Liberty Media Corp.-Liberty SiriusXM Class A (a)	13,504	510,586
Liberty Media Corp.-Liberty SiriusXM Class C (a)	24,459	928,953
Security Description	Shares	Value
Loral Space & Communications, Inc. (a)	2,000	$ 69,020
Marchex, Inc. Class B (a)	5,400	25,380
MDC Partners, Inc. Class A (a)	8,800	22,176
Meredith Corp. (b)	6,301	346,933
MSG Networks, Inc. Class A (a)	9,321	193,318
National CineMedia, Inc.	12,200	80,032
New Media Investment Group, Inc.	9,300	87,792
New York Times Co. Class A	25,400	828,548
Nexstar Media Group, Inc. Class A	7,311	738,411
Saga Communications, Inc. Class A	644	20,119
Scholastic Corp.	4,495	149,414
Sinclair Broadcast Group, Inc. Class A	9,462	507,447
Sirius XM Holdings, Inc. (b)	222,068	1,239,139
TechTarget, Inc. (a)	3,300	70,125
TEGNA, Inc.	34,483	522,418
Tribune Media Co. Class A	14,032	648,559
WideOpenWest, Inc. (a) (b)	4,400	31,944
Tribune Publishing Co.	2,400	19,128
		13,489,321
METALS & MINING — 1.1%
AK Steel Holding Corp. (a) (b)	49,100	116,367
Alcoa Corp. (a)	29,121	681,723
Allegheny Technologies, Inc. (a) (b)	20,037	504,932
Carpenter Technology Corp.	7,455	357,691
Century Aluminum Co. (a)	7,600	52,516
Cleveland-Cliffs, Inc. (b)	46,642	497,670
Coeur Mining, Inc. (a)	30,400	131,936
Commercial Metals Co.	18,347	327,494
Compass Minerals International, Inc. (b)	5,414	297,499
Ferroglobe Representation & Warranty Insurance Trust (a) (c)	2,200	—
Global Brass & Copper Holdings, Inc.	3,400	148,682
Gold Resource Corp.	7,700	26,026
Haynes International, Inc.	1,900	60,439
Hecla Mining Co.	73,537	132,367
Kaiser Aluminum Corp.	2,558	249,686
Materion Corp.	3,155	213,941
Mayville Engineering Co., Inc. (a)	1,000	13,800
Novagold Resources, Inc. (a)	36,100	213,351
Olympic Steel, Inc.	1,400	19,110
Ramaco Resources, Inc. (a)	500	2,660
Reliance Steel & Aluminum Co.	10,177	962,948
Royal Gold, Inc.	10,558	1,082,089
Ryerson Holding Corp. (a)	2,500	20,825
Schnitzer Steel Industries, Inc. Class A	3,972	103,947
Southern Copper Corp.	13,269	515,501
Steel Dynamics, Inc.	33,306	1,005,841
SunCoke Energy, Inc. (a)	15,600	138,528
Synalloy Corp.	1,300	20,306
TimkenSteel Corp. (a) (b)	5,900	47,967
United States Steel Corp. (b)	28,299	433,258

See accompanying notes to financial statements.
106

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Warrior Met Coal, Inc.	8,800	$ 229,856
Worthington Industries, Inc.	6,400	257,664
		8,866,620
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.4%
AG Mortgage Investment Trust, Inc. REIT	4,400	69,960
AGNC Investment Corp. REIT	84,093	1,414,444
Annaly Capital Management, Inc. REIT	232,252	2,120,461
Anworth Mortgage Asset Corp. REIT	14,800	56,092
Apollo Commercial Real Estate Finance, Inc. REIT	23,840	438,418
Ares Commercial Real Estate Corp. REIT	4,200	62,412
Arlington Asset Investment Corp. Class A (b)	4,400	30,272
ARMOUR Residential REIT, Inc. (b)	9,400	175,216
Blackstone Mortgage Trust, Inc. Class A REIT (b)	20,300	722,274
Capstead Mortgage Corp. REIT	13,610	113,643
Cherry Hill Mortgage Investment Corp. REIT (b)	2,400	38,400
Chimera Investment Corp. REIT (b)	29,826	562,817
Colony Credit Real Estate, Inc. REIT (b)	13,200	204,600
Dynex Capital, Inc. REIT	3,600	60,300
Ellington Financial, Inc.	4,200	75,474
Exantas Capital Corp. REIT	4,475	50,612
Granite Point Mortgage Trust, Inc. REIT	7,982	153,175
Great Ajax Corp. REIT	2,400	33,600
Invesco Mortgage Capital, Inc. REIT	20,200	325,624
KKR Real Estate Finance Trust, Inc. REIT (b)	3,200	63,744
Ladder Capital Corp. REIT	17,127	284,479
MFA Financial, Inc. REIT	71,636	514,346
New Residential Investment Corp. REIT (b)	65,500	1,008,045
New York Mortgage Trust, Inc. REIT	35,400	219,480
Orchid Island Capital, Inc. REIT (b)	7,700	48,972
PennyMac Mortgage Investment Trust REIT	12,641	275,953
Ready Capital Corp. REIT	4,700	70,030
Redwood Trust, Inc. REIT	15,000	247,950
TPG RE Finance Trust, Inc. REIT	8,600	165,894
Two Harbors Investment Corp. REIT	44,157	559,469
Western Asset Mortgage Capital Corp. REIT	7,400	73,852
Starwood Property Trust, Inc. REIT	43,848	996,227
		11,236,235
MULTI-UTILITIES — 0.3%
Avista Corp.	10,500	468,300
Black Hills Corp.	9,693	757,702
MDU Resources Group, Inc.	31,700	817,860
NorthWestern Corp.	8,055	581,168
Security Description	Shares	Value
Unitil Corp.	2,300	$ 137,747
		2,762,777
MULTILINE RETAIL — 0.1%
Big Lots, Inc.	6,320	180,815
Dillard's, Inc. Class A (b)	1,705	106,188
JC Penney Co., Inc. (a) (b)	47,800	54,492
Ollie's Bargain Outlet Holdings, Inc. (a)	8,202	714,476
		1,055,971
OIL, GAS & CONSUMABLE FUELS — 2.3%
Abraxas Petroleum Corp. (a)	23,800	24,514
Altus Midstream Co. Class A (a)	7,800	29,016
Antero Midstream Corp.	35,300	404,538
Antero Resources Corp. (a) (b)	42,974	237,646
Arch Coal, Inc. Class A (b)	2,796	263,411
Ardmore Shipping Corp. (a)	5,000	40,750
Berry Petroleum Corp.	8,700	92,220
Bonanza Creek Energy, Inc. (a)	2,800	58,464
Brigham Minerals, Inc. Class A (a)	2,500	53,650
California Resources Corp. (a) (b)	7,002	137,799
Callon Petroleum Co. (a) (b)	35,904	236,607
Carrizo Oil & Gas, Inc. (a)	13,800	138,276
Centennial Resource Development, Inc. Class A (a) (b)	28,964	219,837
Chaparral Energy, Inc. Class A (a)	4,800	22,608
Cheniere Energy, Inc. (a)	36,547	2,501,642
Chesapeake Energy Corp. (a) (b)	203,244	396,326
Clean Energy Fuels Corp. (a)	20,400	54,468
CNX Resources Corp. (a)	30,900	225,879
Comstock Resources, Inc. (a)	2,300	12,811
CONSOL Energy, Inc. (a)	4,350	115,753
Continental Resources, Inc. (a)	14,147	595,447
Contura Energy, Inc. (a)	3,000	155,700
CVR Energy, Inc.	4,600	229,954
Delek US Holdings, Inc.	11,908	482,512
Denbury Resources, Inc. (a) (b)	70,015	86,819
DHT Holdings, Inc.	13,996	82,716
Diamond Shipping, Inc. (a)	3,400	43,418
Dorian LPG, Ltd. (a)	4,358	39,309
Earthstone Energy, Inc. Class A (a)	2,700	16,524
Energy Fuels, Inc. (a) (b)	12,700	39,751
EQT Corp.	39,800	629,238
Equitrans Midstream Corp.	31,940	629,537
Evolution Petroleum Corp.	3,800	27,170
Extraction Oil & Gas, Inc. (a) (b)	17,600	76,208
Falcon Minerals Corp.	6,000	50,400
GasLog, Ltd.	6,400	92,160
Golar LNG, Ltd. (b)	14,898	275,315
Goodrich Petroleum Corp. (a)	1,100	14,289
Green Plains, Inc.	6,047	65,187
Gulfport Energy Corp. (a)	27,500	135,025
Hallador Energy Co.	1,900	10,697
HighPoint Resources Corp. (a)	16,300	29,666
International Seaways, Inc. (a)	3,199	60,781
Isramco, Inc. (a)	96	11,376

See accompanying notes to financial statements.
107

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Jagged Peak Energy, Inc. (a) (b)	9,800	$ 81,046
Kosmos Energy, Ltd. (b)	56,700	355,509
Laredo Petroleum, Inc. (a)	24,700	71,630
Magnolia Oil & Gas Corp. Class A (a)	15,700	181,806
Matador Resources Co. (a) (b)	16,900	335,972
Midstates Petroleum Co., Inc. (a)	2,293	13,506
Montage Resources Corp. (a)	680	4,148
Murphy Oil Corp. (b)	27,000	665,550
NACCO Industries, Inc. Class A	641	33,294
NextDecade Corp. (a)	900	5,688
Nordic American Tankers, Ltd.	21,040	49,234
Northern Oil and Gas, Inc. (a) (b)	51,900	100,167
Oasis Petroleum, Inc. (a)	53,100	301,608
Overseas Shipholding Group, Inc. Class A (a)	9,000	16,920
Panhandle Oil and Gas, Inc. Class A	2,300	29,992
Par Pacific Holdings, Inc. (a)	4,889	100,322
Parsley Energy, Inc. Class A (a)	43,649	829,767
PBF Energy, Inc. Class A	19,052	596,328
PDC Energy, Inc. (a)	10,612	382,669
Peabody Energy Corp.	11,003	265,172
Penn Virginia Corp. (a) (b)	1,900	58,292
PrimeEnergy Resources Corp. (a)	100	13,313
QEP Resources, Inc. (a)	37,423	270,568
Range Resources Corp. (b)	32,500	226,850
Renewable Energy Group, Inc. (a) (b)	5,700	90,402
REX American Resources Corp. (a)	825	60,143
Ring Energy, Inc. (a)	8,500	27,625
Roan Resources, Inc. (a)	5,600	9,744
Rosehill Resources, Inc. (a)	300	1,110
SandRidge Energy, Inc. (a)	4,500	31,140
Scorpio Tankers, Inc.	7,280	214,906
SemGroup Corp. Class A	12,429	149,148
Ship Finance International, Ltd. (b)	12,600	157,626
SilverBow Resources, Inc. (a)	1,100	15,235
SM Energy Co.	17,556	219,801
Southwestern Energy Co. (a) (b)	94,500	298,620
SRC Energy, Inc. (a) (b)	38,100	188,976
Talos Energy, Inc. (a)	3,100	74,555
Targa Resources Corp.	36,418	1,429,771
Teekay Corp. (b)	10,843	37,300
Teekay Tankers, Ltd. Class A (a)	30,100	38,528
Tellurian, Inc. (a) (b)	13,000	102,050
Unit Corp. (a)	8,148	72,436
Uranium Energy Corp. (a) (b)	25,600	35,072
W&T Offshore, Inc. (a)	14,200	70,432
Whiting Petroleum Corp. (a) (b)	14,500	270,860
World Fuel Services Corp.	11,249	404,514
WPX Energy, Inc. (a)	65,600	755,056
		18,889,815
PAPER & FOREST PRODUCTS — 0.2%
Boise Cascade Co.	6,200	174,282
Clearwater Paper Corp. (a)	2,579	47,686
Domtar Corp.	10,013	445,879
Louisiana-Pacific Corp.	19,302	506,098
Security Description	Shares	Value
Neenah, Inc.	2,646	$ 178,737
PH Glatfelter Co.	7,000	118,160
Schweitzer-Mauduit International, Inc.	5,300	175,854
Verso Corp. Class A (a)	5,359	102,089
		1,748,785
PERSONAL PRODUCTS — 0.3%
Edgewell Personal Care Co. (a)	8,679	233,899
elf Beauty, Inc. (a) (b)	3,300	46,530
Herbalife Nutrition, Ltd. (a) (b)	16,030	685,443
Inter Parfums, Inc.	2,800	186,172
Lifevantage Corp. (a)	2,200	28,556
Medifast, Inc. (b)	1,848	237,098
Nature's Sunshine Products, Inc. (a)	1,300	12,077
Nu Skin Enterprises, Inc. Class A	8,858	436,877
Revlon, Inc. Class A (a) (b)	1,200	23,196
USANA Health Sciences, Inc. (a)	2,045	162,434
Youngevity International, Inc. (a)	1,300	7,410
		2,059,692
PHARMACEUTICALS — 1.2%
AcelRx Pharmaceuticals, Inc. (a)	12,200	30,866
Acer Therapeutics, Inc. (a)	800	3,120
Aclaris Therapeutics, Inc. (a)	5,558	12,172
Aerie Pharmaceuticals, Inc. (a) (b)	7,200	212,760
Akorn, Inc. (a)	14,944	76,962
Amneal Pharmaceuticals, Inc. (a) (b)	13,190	94,572
Amphastar Pharmaceuticals, Inc. (a)	5,400	113,994
ANI Pharmaceuticals, Inc. (a)	1,286	105,709
Aratana Therapeutics, Inc. (a)	7,300	37,668
Arvinas Holding Co. LLC (a) (b)	3,400	74,766
Assertio Therapeutics, Inc. (a)	9,300	32,085
Axsome Therapeutics, Inc. (a)	3,800	97,850
BioDelivery Sciences International, Inc. (a)	12,700	59,055
Catalent, Inc. (a)	22,682	1,229,591
Cerecor, Inc. (a)	3,300	17,952
Chiasma, Inc. (a)	4,100	30,627
Collegium Pharmaceutical, Inc. (a)	4,667	61,371
Corcept Therapeutics, Inc. (a) (b)	15,400	171,710
CorMedix, Inc. (a)	3,700	33,189
Cymabay Therapeutics, Inc. (a)	9,100	65,156
Dermira, Inc. (a) (b)	5,500	52,580
Dova Pharmaceuticals, Inc. (a)	1,400	19,740
Elanco Animal Health, Inc. (a)	57,500	1,943,500
Eloxx Pharmaceuticals, Inc. (a) (b)	3,400	33,898
Endo International PLC (a)	35,200	145,024
Evofem Biosciences, Inc. (a)	2,200	14,608
Evolus, Inc. (a) (b)	1,500	21,930
EyePoint Pharmaceuticals, Inc. (a)	9,600	15,744
Horizon Therapeutics PLC (a)	29,337	705,848
Innoviva, Inc. (a) (b)	10,900	158,704
Intersect ENT, Inc. (a) (b)	4,600	104,696
Intra-Cellular Therapies, Inc. (a)	7,056	91,587
Jazz Pharmaceuticals PLC (a)	8,718	1,242,838
Kala Pharmaceuticals, Inc. (a) (b)	2,400	15,312

See accompanying notes to financial statements.
108

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Kaleido Biosciences, Inc. (a)	800	$ 9,280
Lannett Co., Inc. (a) (b)	4,397	26,646
Liquidia Technologies, Inc. (a)	900	7,200
Mallinckrodt PLC (a) (b)	13,000	119,340
Marinus Pharmaceuticals, Inc. (a)	7,500	31,125
Menlo Therapeutics, Inc. (a)	1,500	8,985
MyoKardia, Inc. (a) (b)	6,900	345,966
NGM Biopharmaceuticals, Inc. (a)	1,000	14,640
Ocular Therapeutix, Inc. (a)	5,600	24,640
Odonate Therapeutics, Inc. (a) (b)	1,100	40,359
Omeros Corp. (a) (b)	7,200	112,968
Optinose, Inc. (a) (b)	3,000	21,240
Osmotica Pharmaceuticals PLC (a)	1,300	4,940
Pacira Pharmaceuticals, Inc. (a)	6,437	279,945
Paratek Pharmaceuticals, Inc. (a) (b)	4,700	18,753
Phibro Animal Health Corp. Class A	3,200	101,664
Prestige Consumer Healthcare, Inc. (a) (b)	8,216	260,283
Reata Pharmaceuticals, Inc. Class A (a) (b)	3,000	283,050
resTORbio, Inc. (a)	800	8,160
Revance Therapeutics, Inc. (a) (b)	6,000	77,820
SIGA Technologies, Inc. (a) (b)	7,600	43,168
Strongbridge Biopharma PLC (a)	5,600	17,528
Supernus Pharmaceuticals, Inc. (a)	7,700	254,793
TherapeuticsMD, Inc. (a) (b)	28,600	74,360
Theravance Biopharma, Inc. (a) (b)	6,904	112,742
Tricida, Inc. (a) (b)	3,400	134,164
Verrica Pharmaceuticals, Inc. (a) (b)	1,700	19,754
WaVe Life Sciences, Ltd. (a)	3,110	81,140
Xeris Pharmaceuticals, Inc. (a) (b)	3,200	36,608
Zogenix, Inc. (a) (b)	6,769	323,423
Zynerba Pharmaceuticals, Inc. (a)	3,200	43,360
		10,065,228
PROFESSIONAL SERVICES — 1.4%
Acacia Research Corp. (a)	7,700	22,792
ASGN, Inc. (a)	8,092	490,375
Barrett Business Services, Inc.	1,139	94,081
BG Staffing, Inc.	1,100	20,768
CBIZ, Inc. (a)	8,200	160,638
CoStar Group, Inc. (a)	5,614	3,110,493
CRA International, Inc.	1,200	45,996
Exponent, Inc.	8,250	482,955
Forrester Research, Inc.	1,600	75,248
Franklin Covey Co. (a)	1,483	50,422
FTI Consulting, Inc. (a)	6,100	511,424
GP Strategies Corp. (a)	1,900	28,652
Heidrick & Struggles International, Inc.	2,900	86,913
Huron Consulting Group, Inc. (a)	3,520	177,338
ICF International, Inc.	3,102	225,826
InnerWorkings, Inc. (a)	6,900	26,358
Insperity, Inc.	6,250	763,375
Kelly Services, Inc. Class A	4,900	128,331
Kforce, Inc.	3,600	126,324
Korn Ferry	9,055	362,834
Security Description	Shares	Value
ManpowerGroup, Inc.	9,316	$ 899,925
Mistras Group, Inc. (a)	2,587	37,175
Navigant Consulting, Inc.	6,700	155,373
Resources Connection, Inc.	4,500	72,045
TransUnion	29,364	2,158,548
TriNet Group, Inc. (a)	7,000	474,600
TrueBlue, Inc. (a)	6,500	143,390
Upwork, Inc. (a) (b)	8,600	138,288
WageWorks, Inc. (a)	6,344	322,212
Willdan Group, Inc. (a)	1,500	55,875
		11,448,574
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Altisource Portfolio Solutions SA (a)	1,600	31,456
American Realty Investors, Inc. (a)	300	4,092
Consolidated-Tomoka Land Co.	523	31,223
Cushman & Wakefield PLC (a) (b)	16,000	286,080
eXp World Holdings, Inc. (a)	2,500	27,825
Forestar Group, Inc. (a)	1,551	30,322
FRP Holdings, Inc. (a)	1,045	58,280
Griffin Industrial Realty, Inc.	100	3,535
HFF, Inc. Class A	5,946	270,424
Howard Hughes Corp. (a)	6,241	772,885
Jones Lang LaSalle, Inc.	7,156	1,006,778
Kennedy-Wilson Holdings, Inc.	20,042	412,264
Marcus & Millichap, Inc. (a)	3,600	111,060
Maui Land & Pineapple Co., Inc. (a)	700	7,203
Newmark Group, Inc. Class A	23,561	211,578
Rafael Holdings, Inc. Class B (a)	1,600	46,000
RE/MAX Holdings, Inc. Class A	2,800	86,128
Realogy Holdings Corp. (b)	18,661	135,106
Redfin Corp. (a) (b)	13,900	249,922
RMR Group, Inc. Class A	1,046	49,141
St. Joe Co. (a) (b)	5,500	95,040
Stratus Properties, Inc. (a)	900	29,187
Tejon Ranch Co. (a)	3,100	51,429
Transcontinental Realty Investors, Inc. (a)	207	5,305
		4,012,263
ROAD & RAIL — 1.0%
AMERCO	1,413	534,891
ArcBest Corp.	4,000	112,440
Avis Budget Group, Inc. (a)	9,202	323,542
Covenant Transportation Group, Inc. Class A (a)	1,800	26,478
Daseke, Inc. (a) (b)	6,100	21,960
Genesee & Wyoming, Inc. Class A (a)	8,724	872,400
Heartland Express, Inc.	7,500	135,525
Hertz Global Holdings, Inc. (a) (b)	15,766	251,625
Knight-Swift Transportation Holdings, Inc. (b)	19,559	642,318
Landstar System, Inc.	6,525	704,635
Lyft, Inc. Class A (a)	5,100	335,121
Marten Transport, Ltd.	6,255	113,528

See accompanying notes to financial statements.
109

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Old Dominion Freight Line, Inc.	10,243	$ 1,528,870
PAM Transportation Services, Inc. (a)	150	9,300
Roadrunner Transportation Systems, Inc. (a)	600	5,730
Ryder System, Inc.	8,345	486,514
Saia, Inc. (a)	4,400	284,548
Schneider National, Inc. Class B	8,700	158,688
Uber Technologies, Inc. (a)	28,300	1,312,554
Universal Logistics Holdings, Inc.	1,200	26,964
US Xpress Enterprises, Inc. Class A (a) (b)	3,100	15,934
Werner Enterprises, Inc.	7,300	226,884
YRC Worldwide, Inc. (a) (b)	4,900	19,747
		8,150,196
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.4%
Adesto Technologies Corp. (a) (b)	3,900	31,785
Advanced Energy Industries, Inc. (a)	6,200	348,874
Alpha & Omega Semiconductor, Ltd. (a)	3,087	28,833
Ambarella, Inc. (a) (b)	4,880	215,354
Amkor Technology, Inc. (a)	16,452	122,732
Aquantia Corp. (a)	3,200	41,696
Axcelis Technologies, Inc. (a)	5,075	76,379
AXT, Inc. (a)	5,700	22,572
Brooks Automation, Inc.	11,100	430,125
Cabot Microelectronics Corp.	4,512	496,681
CEVA, Inc. (a)	3,300	80,355
Cirrus Logic, Inc. (a)	9,440	412,528
Cohu, Inc.	6,191	95,527
Cree, Inc. (a)	16,915	950,285
Cypress Semiconductor Corp.	58,133	1,292,878
Diodes, Inc. (a)	6,292	228,840
DSP Group, Inc. (a)	3,400	48,824
Enphase Energy, Inc. (a) (b)	13,600	247,928
Entegris, Inc.	21,098	787,377
First Solar, Inc. (a) (b)	12,865	844,973
FormFactor, Inc. (a)	11,665	182,790
GSI Technology, Inc. (a)	2,400	20,568
Ichor Holdings, Ltd. (a)	3,300	78,012
Impinj, Inc. (a) (b)	2,600	74,412
Inphi Corp. (a)	6,949	348,145
Lattice Semiconductor Corp. (a)	18,780	274,000
MACOM Technology Solutions Holdings, Inc. (a) (b)	7,052	106,697
Marvell Technology Group, Ltd.	102,769	2,453,096
MaxLinear, Inc. (a) (b)	10,000	234,400
MKS Instruments, Inc.	8,549	665,882
Monolithic Power Systems, Inc.	6,523	885,693
Nanometrics, Inc. (a)	3,500	121,485
NeoPhotonics Corp. (a)	5,300	22,154
NVE Corp.	726	50,551
ON Semiconductor Corp. (a)	63,921	1,291,843
PDF Solutions, Inc. (a)	4,100	53,792
Photronics, Inc. (a)	9,900	81,180
Security Description	Shares	Value
Power Integrations, Inc.	4,800	$ 384,864
Rambus, Inc. (a)	16,800	202,272
Rudolph Technologies, Inc. (a)	4,953	136,851
Semtech Corp. (a)	10,332	496,453
Silicon Laboratories, Inc. (a)	6,969	720,595
SMART Global Holdings, Inc. (a) (b)	2,100	48,279
SunPower Corp. (a) (b)	9,755	104,281
Synaptics, Inc. (a) (b)	5,438	158,463
Teradyne, Inc.	26,723	1,280,299
Ultra Clean Holdings, Inc. (a) (b)	6,100	84,912
Universal Display Corp.	6,662	1,252,856
Veeco Instruments, Inc. (a)	7,208	88,082
Versum Materials, Inc.	17,693	912,605
Xperi Corp.	7,642	157,349
		19,777,407
SOFTWARE — 8.9%
2U, Inc. (a) (b)	8,705	327,656
8x8, Inc. (a) (b)	15,100	363,910
A10 Networks, Inc. (a)	7,600	51,832
ACI Worldwide, Inc. (a)	16,966	582,612
Agilysys, Inc. (a)	2,257	48,458
Alarm.com Holdings, Inc. (a)	6,100	326,350
Altair Engineering, Inc. Class A (a) (b)	6,000	242,340
Alteryx, Inc. Class A (a) (b)	7,100	774,752
Amber Road, Inc. (a)	3,700	48,322
American Software, Inc. Class A	4,300	56,545
Anaplan, Inc. (a) (b)	12,800	646,016
Appfolio, Inc. Class A (a)	2,485	254,141
Appian Corp. (a)	4,900	176,743
Aspen Technology, Inc. (a)	10,855	1,349,059
Atlassian Corp. PLC Class A (a)	16,800	2,198,112
Avalara, Inc. (a)	6,700	483,740
Avaya Holdings Corp. (a)	16,800	200,088
Benefitfocus, Inc. (a) (b)	4,441	120,573
Blackbaud, Inc.	7,690	642,115
Blackline, Inc. (a)	7,000	374,570
Bottomline Technologies DE, Inc. (a)	6,800	300,832
Box, Inc. Class A (a) (b)	23,465	413,219
Carbon Black, Inc. (a) (b)	9,700	162,184
CDK Global, Inc.	19,062	942,425
Ceridian HCM Holding, Inc. (a) (b)	10,100	507,020
ChannelAdvisor Corp. (a)	3,800	33,288
Cision, Ltd. (a)	15,800	185,334
Cloudera, Inc. (a) (b)	37,121	195,256
CommVault Systems, Inc. (a)	5,342	265,070
Cornerstone OnDemand, Inc. (a)	8,675	502,543
Coupa Software, Inc. (a)	9,700	1,228,117
Digimarc Corp. (a) (b)	1,740	77,239
Digital Turbine, Inc. (a)	12,100	60,500
DocuSign, Inc. (a)	23,900	1,188,069
Domo, Inc. Class B (a) (b)	2,600	71,032
Dropbox, Inc. Class A (a)	33,200	831,660
Ebix, Inc. (b)	3,800	190,836
eGain Corp. (a)	2,800	22,792
Elastic NV (a) (b)	5,800	433,028

See accompanying notes to financial statements.
110

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Envestnet, Inc. (a)	7,552	$ 516,330
Everbridge, Inc. (a) (b)	5,300	473,926
Fair Isaac Corp. (a)	4,405	1,383,258
FireEye, Inc. (a) (b)	31,047	459,806
Five9, Inc. (a) (b)	9,127	468,124
ForeScout Technologies, Inc. (a)	6,900	233,634
GTY Technology Holdings, Inc. (a)	4,700	32,195
Guidewire Software, Inc. (a)	12,792	1,296,853
HubSpot, Inc. (a)	6,353	1,083,313
Ideanomics, Inc. (a)	8,000	19,680
Instructure, Inc. (a) (b)	5,000	212,500
Intelligent Systems Corp. (a)	1,100	31,669
j2 Global, Inc. (b)	7,569	672,808
LivePerson, Inc. (a)	9,300	260,772
LogMeIn, Inc.	8,083	595,555
Majesco (a)	700	6,517
Manhattan Associates, Inc. (a)	10,132	702,452
MicroStrategy, Inc. Class A (a)	1,364	195,475
Mitek Systems, Inc. (a)	5,300	52,682
MobileIron, Inc. (a)	15,004	93,025
Model N, Inc. (a)	5,100	99,450
Monotype Imaging Holdings, Inc.	6,593	111,026
New Relic, Inc. (a)	7,331	634,205
Nuance Communications, Inc. (a)	46,416	741,263
Nutanix, Inc. Class A (a) (b)	23,200	601,808
OneSpan, Inc. (a)	4,800	68,016
Pagerduty, Inc. (a)	1,600	75,280
Palo Alto Networks, Inc. (a)	14,459	2,946,166
Paycom Software, Inc. (a) (b)	7,785	1,765,015
Paylocity Holding Corp. (a)	5,274	494,807
Pegasystems, Inc.	6,061	431,604
Phunware, Inc. (a)	700	2,177
Pluralsight, Inc. Class A (a) (b)	10,400	315,328
Progress Software Corp.	7,200	314,064
Proofpoint, Inc. (a)	8,791	1,057,118
PROS Holdings, Inc. (a) (b)	5,000	316,300
PTC, Inc. (a)	16,270	1,460,395
Q2 Holdings, Inc. (a) (b)	6,300	481,068
QAD, Inc. Class A	1,600	64,336
Qualys, Inc. (a)	5,473	476,589
Rapid7, Inc. (a)	7,500	433,800
RealPage, Inc. (a)	12,796	753,045
Rimini Street, Inc. (a)	1,200	6,360
RingCentral, Inc. Class A (a)	11,051	1,269,981
SailPoint Technologies Holding, Inc. (a)	14,300	286,572
SecureWorks Corp. Class A (a) (b)	1,300	17,277
ServiceNow, Inc. (a)	29,209	8,019,915
SharpSpring, Inc. (a)	1,300	16,887
ShotSpotter, Inc. (a) (b)	1,100	48,620
Smartsheet, Inc. Class A (a)	13,300	643,720
SolarWinds Corp. (a) (b)	6,400	117,376
Splunk, Inc. (a)	23,705	2,980,904
SPS Commerce, Inc. (a)	2,751	281,180
SS&C Technologies Holdings, Inc.	35,008	2,016,811
SVMK, Inc. (a)	13,100	216,281
Security Description	Shares	Value
Synchronoss Technologies, Inc. (a)	6,000	$ 47,460
Tableau Software, Inc. Class A (a)	12,157	2,018,305
Telaria, Inc. (a)	6,600	49,632
Telenav, Inc. (a)	4,652	37,216
Tenable Holdings, Inc. (a) (b)	6,400	182,656
Teradata Corp. (a)	18,301	656,091
TiVo Corp.	21,169	156,015
Trade Desk, Inc. Class A (a) (b)	5,900	1,343,902
Tyler Technologies, Inc. (a)	5,957	1,286,831
Upland Software, Inc. (a)	3,900	177,567
Varonis Systems, Inc. (a)	4,490	278,111
Verint Systems, Inc. (a)	10,629	571,628
VirnetX Holding Corp. (a) (b)	9,300	57,753
VMware, Inc. Class A	12,199	2,039,795
Workday, Inc. Class A (a)	25,004	5,140,322
Workiva, Inc. (a)	5,800	336,922
Yext, Inc. (a) (b)	14,600	293,314
Zendesk, Inc. (a) (b)	16,987	1,512,353
Zix Corp. (a)	8,300	75,447
Zscaler, Inc. (a) (b)	9,900	758,736
Zuora, Inc. Class A (a)	13,300	203,756
		72,457,508
SPECIALTY RETAIL — 1.6%
Aaron's, Inc.	11,038	677,844
Abercrombie & Fitch Co. Class A (b)	10,396	166,752
American Eagle Outfitters, Inc.	26,666	450,655
America's Car-Mart, Inc. (a)	944	81,260
Asbury Automotive Group, Inc. (a)	3,122	263,309
Ascena Retail Group, Inc. (a)	27,663	16,874
At Home Group, Inc. (a) (b)	6,900	45,954
AutoNation, Inc. (a)	8,869	371,966
Barnes & Noble Education, Inc. (a)	5,700	19,152
Barnes & Noble, Inc.	8,854	59,233
Bed Bath & Beyond, Inc. (b)	21,158	245,856
Boot Barn Holdings, Inc. (a)	4,500	160,380
Buckle, Inc.	4,384	75,887
Burlington Stores, Inc. (a)	10,216	1,738,252
Caleres, Inc.	6,600	131,472
Camping World Holdings, Inc. Class A (b)	5,100	63,342
Carvana Co. (a) (b)	6,200	388,058
Cato Corp. Class A	3,300	40,656
Chico's FAS, Inc.	19,400	65,378
Children's Place, Inc. (b)	2,562	244,364
Citi Trends, Inc.	1,900	27,778
Conn's, Inc. (a)	2,943	52,444
Container Store Group, Inc. (a) (b)	2,400	17,568
Designer Brands, Inc. Class A	10,800	207,036
Dick's Sporting Goods, Inc. (b)	11,544	399,769
Express, Inc. (a)	10,649	29,072
Five Below, Inc. (a)	8,554	1,026,651
Floor & Decor Holdings, Inc. Class A (a) (b)	10,900	456,710
GameStop Corp. Class A (b)	15,265	83,500
Genesco, Inc. (a)	3,405	143,997
GNC Holdings, Inc. Class A (a) (b)	12,278	18,417

See accompanying notes to financial statements.
111

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Group 1 Automotive, Inc.	2,952	$ 241,739
Guess?, Inc. (b)	9,100	146,965
Haverty Furniture Cos., Inc.	2,900	49,387
Hibbett Sports, Inc. (a)	2,834	51,579
Hudson, Ltd. Class A (a)	6,300	86,877
J. Jill, Inc. (b)	2,100	4,179
Lithia Motors, Inc. Class A (b)	3,614	429,271
Lumber Liquidators Holdings, Inc. (a) (b)	4,176	48,233
MarineMax, Inc. (a)	3,478	57,178
Michaels Cos., Inc. (a) (b)	14,985	130,370
Monro, Inc. (b)	5,198	443,389
Murphy USA, Inc. (a)	4,786	402,168
National Vision Holdings, Inc. (a) (b)	10,800	331,884
Office Depot, Inc.	85,898	176,950
Party City Holdco, Inc. (a) (b)	9,000	65,970
Penske Automotive Group, Inc. (b)	5,777	273,252
Rent-A-Center, Inc. (a)	7,100	189,073
RH (a) (b)	3,029	350,152
RTW RetailWinds, Inc. (a)	3,600	6,120
Sally Beauty Holdings, Inc. (a) (b)	19,407	258,889
Shoe Carnival, Inc. (b)	1,600	44,160
Signet Jewelers, Ltd.	8,200	146,616
Sleep Number Corp. (a)	5,176	209,059
Sonic Automotive, Inc. Class A	3,800	88,730
Sportsman's Warehouse Holdings, Inc. (a) (b)	5,500	20,790
Tailored Brands, Inc. (b)	7,752	44,729
Tile Shop Holdings, Inc.	5,919	23,676
Tilly's, Inc. Class A	3,200	24,416
Urban Outfitters, Inc. (a)	11,914	271,044
Williams-Sonoma, Inc. (b)	12,248	796,120
Winmark Corp.	399	69,087
Zumiez, Inc. (a)	2,900	75,690
		13,327,328
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
3D Systems Corp. (a) (b)	17,200	156,520
AstroNova, Inc.	1,100	28,424
Avid Technology, Inc. (a)	4,100	37,392
Cray, Inc. (a)	6,466	225,146
Dell Technologies, Inc. Class C (a)	24,147	1,226,668
Diebold Nixdorf, Inc. (a)	11,651	106,723
Electronics For Imaging, Inc. (a)	6,905	254,864
Immersion Corp. (a)	4,135	31,467
NCR Corp. (a) (b)	18,867	586,764
Pure Storage, Inc. Class A (a)	35,800	546,666
Sonim Technologies, Inc. (a)	600	7,638
Stratasys, Ltd. (a)	7,982	234,431
		3,442,703
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Carter's, Inc.	6,929	675,855
Centric Brands, Inc. (a)	2,600	10,686
Columbia Sportswear Co.	4,965	497,294
Security Description	Shares	Value
Crocs, Inc. (a)	10,400	$ 205,400
Culp, Inc.	1,700	32,300
Deckers Outdoor Corp. (a)	4,657	819,492
Delta Apparel, Inc. (a)	1,000	23,180
Fossil Group, Inc. (a) (b)	7,000	80,500
G-III Apparel Group, Ltd. (a)	6,981	205,381
Kontoor Brands, Inc. (a)	7,300	204,546
Lululemon Athletica, Inc. (a)	18,493	3,332,624
Movado Group, Inc.	2,400	64,800
Oxford Industries, Inc.	2,630	199,354
Rocky Brands, Inc.	1,000	27,280
Skechers U.S.A., Inc. Class A (a)	21,147	665,919
Steven Madden, Ltd.	13,913	472,346
Superior Group of Cos., Inc.	1,300	22,269
Unifi, Inc. (a)	2,300	41,791
Vera Bradley, Inc. (a)	3,400	40,800
Vince Holding Corp. (a)	500	6,975
Wolverine World Wide, Inc.	14,680	404,287
		8,033,079
THRIFTS & MORTGAGE FINANCE — 1.1%
Axos Financial, Inc. (a)	9,100	247,975
Bridgewater Bancshares, Inc. (a)	3,500	40,390
Capitol Federal Financial, Inc.	20,600	283,662
Columbia Financial, Inc. (a)	7,700	116,270
Dime Community Bancshares, Inc.	4,800	91,152
Entegra Financial Corp. (a)	1,100	33,132
ESSA Bancorp, Inc.	1,400	21,350
Essent Group, Ltd. (a)	15,600	733,044
Federal Agricultural Mortgage Corp. Class C	1,445	104,994
First Defiance Financial Corp.	3,196	91,310
Flagstar Bancorp, Inc.	4,600	152,444
FS Bancorp, Inc.	600	31,122
Greene County Bancorp, Inc.	400	11,768
Hingham Institution for Savings	197	39,008
Home Bancorp, Inc.	1,200	46,176
HomeStreet, Inc. (a)	3,974	117,789
Kearny Financial Corp.	13,924	185,050
LendingTree, Inc. (a) (b)	1,221	512,857
Luther Burbank Corp.	3,200	34,848
Merchants Bancorp	2,400	40,872
Meridian Bancorp, Inc.	7,500	134,175
Meta Financial Group, Inc.	6,343	177,921
MGIC Investment Corp. (a)	55,500	729,270
MMA Capital Holdings, Inc. (a)	800	26,776
Mr Cooper Group, Inc. (a)	11,494	92,067
New York Community Bancorp, Inc. (b)	71,023	708,809
NMI Holdings, Inc. Class A (a)	10,100	286,739
Northfield Bancorp, Inc.	6,800	106,148
Northwest Bancshares, Inc.	15,300	269,433
OceanFirst Financial Corp.	7,507	186,549
Ocwen Financial Corp. (a)	17,600	36,432
OP Bancorp	2,000	21,680
Oritani Financial Corp.	5,900	104,666
PCSB Financial Corp.	2,500	50,625

See accompanying notes to financial statements.
112

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
PennyMac Financial Services, Inc.	3,900	$ 86,502
Ponce de Leon Federal Bank (a) (b)	1,400	20,006
Provident Bancorp, Inc. (a)	500	13,995
Provident Financial Holdings, Inc.	900	18,891
Provident Financial Services, Inc.	9,700	235,225
Prudential Bancorp, Inc.	1,400	26,488
Radian Group, Inc.	32,600	744,910
Riverview Bancorp, Inc.	3,300	28,182
Southern Missouri Bancorp, Inc.	1,100	38,313
Sterling Bancorp, Inc.	3,500	34,895
Territorial Bancorp, Inc.	1,155	35,689
TFS Financial Corp. (b)	8,029	145,084
Timberland Bancorp, Inc.	1,000	29,880
TrustCo Bank Corp. NY	14,700	116,424
United Community Financial Corp.	7,300	69,861
United Financial Bancorp, Inc.	7,900	112,022
Walker & Dunlop, Inc.	4,400	234,124
Washington Federal, Inc.	12,917	451,191
Waterstone Financial, Inc.	3,800	64,828
Western New England Bancorp, Inc.	3,900	36,426
WSFS Financial Corp.	8,563	353,652
		8,763,091
TOBACCO — 0.1%
22nd Century Group, Inc. (a) (b)	17,200	35,948
Pyxus International, Inc. (a) (b)	1,300	19,760
Turning Point Brands, Inc. (b)	1,200	58,776
Universal Corp.	4,241	257,725
Vector Group, Ltd. (b)	16,221	158,155
		530,364
TRADING COMPANIES & DISTRIBUTORS — 1.0%
Air Lease Corp.	16,840	696,166
Aircastle, Ltd.	8,600	182,836
Applied Industrial Technologies, Inc.	6,115	376,256
Beacon Roofing Supply, Inc. (a)	10,949	402,047
BlueLinx Holdings, Inc. (a) (b)	1,300	25,753
BMC Stock Holdings, Inc. (a)	10,625	225,250
CAI International, Inc. (a)	2,700	67,014
DXP Enterprises, Inc. (a)	2,500	94,725
EVI Industries, Inc. (b)	600	22,962
Foundation Building Materials, Inc. (a)	2,200	39,116
GATX Corp. (b)	5,985	474,551
General Finance Corp. (a)	1,200	10,044
GMS, Inc. (a)	5,100	112,200
H&E Equipment Services, Inc.	5,000	145,450
HD Supply Holdings, Inc. (a)	26,730	1,076,684
Herc Holdings, Inc. (a)	3,738	171,313
Kaman Corp.	4,699	299,279
Lawson Products, Inc. (a)	1,000	36,730
MRC Global, Inc. (a)	13,200	225,984
MSC Industrial Direct Co., Inc. Class A	6,843	508,161
NOW, Inc. (a)	17,000	250,920
Rush Enterprises, Inc. Class A	4,700	171,644
Security Description	Shares	Value
Rush Enterprises, Inc. Class B	600	$ 22,146
SiteOne Landscape Supply, Inc. (a) (b)	6,500	450,450
Systemax, Inc.	1,800	39,888
Textainer Group Holdings, Ltd. (a)	4,000	40,320
Titan Machinery, Inc. (a)	2,800	57,624
Transcat, Inc. (a)	1,100	28,149
Triton International, Ltd.	8,900	291,564
Univar, Inc. (a)	24,764	545,799
Veritiv Corp. (a)	1,691	32,839
Watsco, Inc.	5,170	845,450
WESCO International, Inc. (a)	7,528	381,293
Willis Lease Finance Corp. (a)	400	23,328
		8,373,935
TRANSPORTATION INFRASTRUCTURE — 0.1%
Macquarie Infrastructure Corp.	11,520	467,021
WATER UTILITIES — 0.4%
American States Water Co.	5,846	439,853
Aqua America, Inc. (b)	33,964	1,405,091
AquaVenture Holdings, Ltd. (a)	1,700	33,949
Artesian Resources Corp. Class A	1,151	42,782
Cadiz, Inc. (a) (b)	3,300	37,125
California Water Service Group	7,676	388,636
Connecticut Water Service, Inc.	1,900	132,468
Consolidated Water Co., Ltd.	2,200	31,372
Global Water Resources, Inc.	1,700	17,748
Middlesex Water Co.	2,500	148,125
Pure Cycle Corp. (a)	2,600	27,560
SJW Group	4,100	249,157
York Water Co.	2,100	75,012
		3,028,878
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
Boingo Wireless, Inc. (a)	6,300	113,211
Gogo, Inc. (a) (b)	9,110	36,258
Shenandoah Telecommunications Co.	7,350	283,122
Spok Holdings, Inc.	2,900	43,616
Sprint Corp. (a)	88,774	583,245
Telephone & Data Systems, Inc.	15,900	483,360
T-Mobile US, Inc. (a)	49,095	3,639,903
United States Cellular Corp. (a)	2,400	107,208
		5,289,923
TOTAL COMMON STOCKS (Cost $722,234,717)		799,346,593
RIGHTS — 0.0% (d)
BIOTECHNOLOGY — 0.0% (d)
Babcock &Wilcox Enterprises, Inc. (Expiring 7/18/19) (a) (e)	3,910	—
GTX, Inc. (a) (e)	85	140

See accompanying notes to financial statements.
113

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Tobira Therapeutics, Inc. (CVR) (expiring 12/31/28) (a) (e)	200	$ 2,354
		2,494
CHEMICALS — 0.0% (d)
A Schulman, Inc. (CVR) (a) (e)	3,090	1,616
DIVERSIFIED FINANCIAL SERVICES — 0.0% (d)
NewStar Financial, Inc. (CVR) (a) (e)	2,400	623
MEDIA — 0.0% (d)
Media General, Inc. (CVR) (a) (e)	6,500	650
PHARMACEUTICALS — 0.0% (d)
Corium International, Inc. (CVR) (a) (b) (e)	3,400	612
ROAD & RAIL — 0.0% (d)
Hertz Global Holdings, Inc. (CVR) (expiring 7/12/19)(a) (b)	8,666	16,899
TOTAL RIGHTS (Cost $32,394)		22,894
SHORT-TERM INVESTMENTS — 9.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (f) (g)	14,248,445	14,248,445
State Street Navigator Securities Lending Portfolio II (h) (i)	61,586,687	61,586,687
TOTAL SHORT-TERM INVESTMENTS (Cost $75,835,132)		75,835,132
TOTAL INVESTMENTS — 107.4% (Cost $798,102,243)		875,204,619
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.4)%		(60,400,545)
NET ASSETS — 100.0%		$ 814,804,074

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2019, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2019, total aggregate fair value of securities is $5,995, representing less than 0.05% of net assets.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2019.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
CVR	= Contingent Value Rights
REIT	= Real Estate Investment Trust

At June 30, 2019, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini Russell 2000 Index (long)	77	09/20/2019	$5,907,896	$6,033,347	$125,451
E-Mini S&P MidCap 400 Index (long)	39	09/20/2019	7,435,275	7,605,000	169,725
Total unrealized appreciation/depreciation on open futures contracts purchased					$295,176
During the period ended June 30, 2019, average notional value related to futures contracts was $13,095,169 or 2% of net assets.
See accompanying notes to financial statements.
114

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$799,346,593	$ —	$ 0(a)	$799,346,593
Rights	16,899	5,995	—	22,894
Short-Term Investments	75,835,132	—	—	75,835,132
TOTAL INVESTMENTS	$875,198,624	$5,995	$ 0	$875,204,619
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	295,176	—	—	295,176
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 295,176	$ —	$—	$ 295,176
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$875,493,800	$5,995	$—	$875,499,795
(a)	The Portfolio held a Level 3 security that was valued at $0 at June 30, 2019.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	16,927,293	$16,927,293	$164,067,004	$166,745,852	$—	$—	14,248,445	$14,248,445	$179,229
State Street Navigator Securities Lending Portfolio II	24,606,690	24,606,690	129,068,326	92,088,329	—	—	61,586,687	61,586,687	173,556
Total		$41,533,983	$293,135,330	$258,834,181	$—	$—		$75,835,132	$352,785
See accompanying notes to financial statements.
115

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2019 (Unaudited)

	State Street Aggregate Bond Index Portfolio	State Street Global Equity ex-U.S. Index Portfolio	State Street Small/Mid Cap Equity Index Portfolio
ASSETS
Investments in unaffiliated issuers, at value*	$1,047,842,204	$2,071,188,093	$799,369,487
Investments in affiliated issuers, at value	58,838,746	111,092,722	75,835,132
Total Investments	1,106,680,950	2,182,280,815	875,204,619
Foreign currency, at value	—	16,364,217	—
Cash at broker	—	2,457,891	464,980
Cash	—	185	13
Receivable from broker — accumulated variation margin on open futures contracts	—	2,331,439	295,429
Receivable for investments sold	4,765,606	16,227	22,649,659
Receivable for fund shares sold	11,768,148	1,477,733	10,398,511
Dividends receivable — unaffiliated issuers	—	5,341,084	924,869
Dividends receivable — affiliated issuers	30,435	136,453	27,660
Interest receivable — unaffiliated issuers	6,500,175	—	—
Securities lending income receivable — unaffiliated issuers	2,261	—	5,725
Securities lending income receivable — affiliated issuers	7,961	87,286	26,063
Receivable from Adviser	30,946	—	16,745
Receivable for foreign taxes recoverable	262	2,960,913	—
TOTAL ASSETS	1,129,786,744	2,213,454,243	910,014,273
LIABILITIES
Due to custodian	1,474	—	—
Payable upon return of securities loaned	37,338,539	39,768,153	61,586,687
Payable for investments purchased	31,538,512	—	31,902,471
Payable for fund shares repurchased	2,260,000	8,470,000	1,662,503
Deferred foreign taxes payable	—	362,742	—
Custodian, sub-administration and transfer agent fees payable	15,357	21,078	10,647
Accrued Trustees' fees and expenses	89	118	62
Registration and filing fees payable	16,640	26,053	11,465
Professional fees payable	38,248	37,801	35,029
Printing and postage fees payable	2,265	5,608	1,101
Accrued expenses and other liabilities	269	9,696	234
TOTAL LIABILITIES	71,211,393	48,701,249	95,210,199
NET ASSETS	$1,058,575,351	$2,164,752,994	$814,804,074
NET ASSETS CONSIST OF:
Paid-in Capital	$1,037,123,208	$2,029,181,419	$735,894,243
Total distributable earnings (loss)**	21,452,143	135,571,575	78,909,831
NET ASSETS	$1,058,575,351	$2,164,752,994	$814,804,074
NET ASSET VALUE PER SHARE
Net asset value per share	$ 10.18	$ 10.27	$ 12.33
Shares of beneficial interest	103,939,135	210,861,043	66,104,022
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,022,311,898	$1,924,610,539	$722,267,111
Investments in affiliated issuers	58,838,746	111,092,722	75,835,132
Total cost of investments	$1,081,150,644	$2,035,703,261	$798,102,243
Foreign currency, at cost	$ —	$ 16,185,326	$ —
* Includes investments in securities on loan, at value	$ 66,388,762	$ 52,412,072	$ 96,686,419
** Includes deferred foreign taxes	$ —	$ 362,742	$ —
See accompanying notes to financial statements.
116

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2019 (Unaudited)

	State Street Aggregate Bond Index Portfolio	State Street Global Equity ex-U.S. Index Portfolio	State Street Small/Mid Cap Equity Index Portfolio
INVESTMENT INCOME
Interest income — unaffiliated issuers	$13,732,080	$ 43,258	$ 5,850
Dividend income — unaffiliated issuers	—	45,614,945	5,587,706
Dividend income — affiliated issuers	169,043	890,370	179,229
Unaffiliated securities lending income	6,229	70,008	48,127
Affiliated securities lending income	26,813	375,507	173,556
Foreign taxes withheld	—	(4,436,719)	(5,687)
TOTAL INVESTMENT INCOME (LOSS)	13,934,165	42,557,369	5,988,781
EXPENSES
Custodian, sub-administration and transfer agent fees	81,049	386,412	57,797
Trustees’ fees and expenses	21,065	36,146	17,983
Professional fees and expenses	87,254	86,423	84,093
Printing and postage fees	6,276	15,579	4,640
Insurance expense	2,376	5,589	1,775
Miscellaneous expenses	3,803	17,202	2,984
TOTAL EXPENSES	201,823	547,351	169,272
Expenses waived/reimbursed by the Adviser	(83,186)	—	(58,953)
NET EXPENSES	118,637	547,351	110,319
NET INVESTMENT INCOME (LOSS)	$13,815,528	$ 42,010,018	$ 5,878,462
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(796,881)	(34,471,474)	(4,585,036)
Foreign currency transactions	—	(221,226)	—
Futures contracts	—	6,706,541	930,589
Net realized gain (loss)	(796,881)	(27,986,159)	(3,654,447)
Net change in unrealized appreciation/depreciation on:
Investments—unaffiliated issuers**	45,482,047	242,978,921	120,455,068
Foreign currency translations	—	230,391	—
Futures contracts	—	4,272,478	962,544
Net change in unrealized appreciation/depreciation	45,482,047	247,481,790	121,417,612
NET REALIZED AND UNREALIZED GAIN (LOSS)	44,685,166	219,495,631	117,763,165
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$58,500,694	$261,505,649	$123,641,627
* Includes foreign deferred taxes	$ —	$ (27,988)	$ —
See accompanying notes to financial statements.
117

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Aggregate Bond Index Portfolio		State Street Global Equity ex-U.S. Index Portfolio		State Street Small/Mid Cap Equity Index Portfolio
	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 13,815,528	$ 22,747,408	$ 42,010,018	$ 56,416,890	$ 5,878,462	$ 9,258,320
Net realized gain (loss)	(796,881)	(3,210,271)	(27,986,159)	(20,725,327)	(3,654,447)	23,638,032
Net change in unrealized appreciation/depreciation	45,482,047	(17,781,652)	247,481,790	(332,439,999)	121,417,612	(92,935,148)
Net increase (decrease) in net assets resulting from operations	58,500,694	1,755,485	261,505,649	(296,748,436)	123,641,627	(60,038,796)
Distributions to shareholders	(11,712,187)	(23,874,830)	—	(54,663,652)	—	(33,894,404)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	187,998,949	316,690,779	296,329,662	722,635,717	129,772,414	309,094,040
Reinvestment of distributions	11,712,187	23,874,830	—	54,663,652	—	33,894,404
Cost of shares redeemed	(34,683,082)	(159,228,020)	(300,681,045)	(173,549,380)	(67,342,372)	(85,192,583)
Net increase (decrease) in net assets from capital transactions	165,028,054	181,337,589	(4,351,383)	603,749,989	62,430,042	257,795,861
Net increase (decrease) in net assets during the period	211,816,561	159,218,244	257,154,266	252,337,901	186,071,669	163,862,661
Net assets at beginning of period	846,758,790	687,540,546	1,907,598,728	1,655,260,827	628,732,405	464,869,744
NET ASSETS AT END OF PERIOD	$1,058,575,351	$ 846,758,790	$2,164,752,994	$1,907,598,728	$814,804,074	$628,732,405
SHARES OF BENEFICIAL INTEREST:
Shares sold	19,024,245	32,365,364	30,091,671	68,580,109	10,837,148	25,863,265
Reinvestment of distributions	1,184,473	2,467,864	—	6,176,684	—	3,434,084
Shares redeemed	(3,495,164)	(16,375,548)	(30,623,347)	(16,515,326)	(5,706,301)	(6,729,051)
Net increase (decrease) from share transactions	16,713,554	18,457,680	(531,676)	58,241,467	5,130,847	22,568,298
See accompanying notes to financial statements.
118

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/19/14* - 12/31/14
Net asset value, beginning of period	$ 9.71	$ 10.00	$ 9.91	$ 9.89	$ 10.14	$ 10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.14	0.26	0.23	0.23	0.20	0.04
Net realized and unrealized gain (loss)	0.45	(0.28)	0.10	0.01	(0.13)	0.16
Total from investment operations	0.59	(0.02)	0.33	0.24	0.07	0.20
Voluntary contribution from Adviser	—	—	—	—	0.00(b)	0.00(b)
Distributions to shareholders from:
Net investment income	(0.12)	(0.27)	(0.24)	(0.21)	(0.19)	(0.04)
Net realized gains	—	—	—	(0.01)	(0.11)	(0.02)
Return of Capital	—	—	—	—	(0.02)	—
Total distributions	—	(0.27)	(0.24)	(0.22)	(0.32)	(0.06)
Net asset value, end of period	$ 10.18	$ 9.71	$ 10.00	$ 9.91	$ 9.89	$ 10.14
Total return (c)	6.13%	(0.12)%	3.38%	2.39%	0.65%(d)	2.00%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,058,575	$846,759	$687,541	$249,906	$83,842	$80,044
Ratios to average net assets:
Total expenses	0.04%(f)	0.04%	0.06%	0.14%	0.17%	0.25%(f)
Net expenses	0.03%(f)	0.03%	0.03%	0.01%	0.03%	0.04%(f)
Net investment income (loss)	2.91%(f)	2.73%	2.31%	2.24%	2.00%	1.52%(f)
Portfolio turnover rate	26%(g)	90%	99%	194%	62%(h)	16%(g)(h)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Adviser had not made a voluntary contribution during the year ended 12/31/15, the total return would have decreased by less than 0.005%.
(e)	If the Adviser had not made a voluntary contribution during the period ended 12/31/14, the total return would have decreased by less than 0.005%.
(f)	Annualized.
(g)	Not annualized.
(h)	Portfolio turnover rate excludes to-be-announced (“TBA”) transactions.
See accompanying notes to financial statements.
119

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STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/17/14* - 12/31/14
Net asset value, beginning of period	$ 9.02	$ 10.81	$ 8.73	$ 8.45	$ 9.17	$ 10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.19	0.30	0.26	0.22	0.25	0.05
Net realized and unrealized gain (loss)	1.06	(1.82)	2.12	0.20	(0.79)	(0.82)
Total from investment operations	1.25	(1.52)	2.38	0.42	(0.54)	(0.77)
Voluntary contribution from Adviser	—	—	—	—	0.00(b)	0.00(b)
Distributions to shareholders from:
Net investment income	—	(0.27)	(0.25)	(0.14)	(0.18)	(0.06)
Net realized gains	—	(0.00)(b)	(0.05)	—	—	—
Total distributions	—	(0.27)	(0.30)	(0.14)	(0.18)	(0.06)
Net asset value, end of period	$ 10.27	$ 9.02	$ 10.81	$ 8.73	$ 8.45	$ 9.17
Total return (c)	13.86%	(13.99)%	27.20%	5.06%	(5.84)%(d)	(7.72)%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,164,753	$1,907,599	$1,655,261	$552,700	$117,461	$49,460
Ratios to average net assets:
Total expenses	0.05%(f)	0.06%	0.06%	0.23%	0.48%	0.73%(f)
Net expenses	0.05%(f)	0.06%	0.06%	0.08%	0.08%	0.31%(f)
Net investment income (loss)	3.92%(f)	2.89%	2.59%	2.51%	2.73%	1.77%(f)
Portfolio turnover rate	9%(g)	4%	2%	8%	3%	0%(g)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Adviser had not made a voluntary contribution during the year ended 12/31/15, the total return would have decreased by less than 0.005%.
(e)	If the Adviser had not made a voluntary contribution during the period ended 12/31/14, the total return would have decreased by less than 0.005%.
(f)	Annualized.
(g)	Not annualized.
See accompanying notes to financial statements.
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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	For the Period 8/12/15* - 12/31/15
Net asset value, beginning of period	$ 10.31	$ 12.10	$ 10.65	$ 9.30	$ 10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.09	0.19	0.17	0.15	0.06
Net realized and unrealized gain (loss)	1.93	(1.31)	1.76	1.38	(0.69)
Total from investment operations	2.02	(1.12)	1.93	1.53	(0.63)
Distributions to shareholders from:
Net investment income	—	(0.19)	(0.15)	(0.09)	(0.06)
Net realized gains	—	(0.48)	(0.33)	(0.09)	(0.01)
Total distributions	—	(0.67)	(0.48)	(0.18)	(0.07)
Net asset value, end of period	$ 12.33	$ 10.31	$ 12.10	$ 10.65	$ 9.30
Total return (b)	19.59%	(9.07)%	18.20%	16.46%	6.30%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$814,804	$628,732	$464,870	$142,269	$28,151
Ratios to average net assets:
Total expenses	0.05%(c)	0.05%	0.07%	0.22%	0.41%(c)
Net expenses	0.03%(c)	0.03%	0.03%	0.03%	0.03%(c)
Net investment income (loss)	1.60%(c)	1.52%	1.46%	1.55%	1.61%(c)
Portfolio turnover rate	13%(d)	22%	21%	21%	8%(d)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
(d)	Not annualized.
See accompanying notes to financial statements.
121

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NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2019, the Trust consists of twenty-nine (29) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each a "Fund" or "Portfolio" and collectively, the “Funds and Portfolios”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Aggregate Bond Index Fund (the "Fund")	Class A Class I Class K	September 19, 2014 September 19, 2014 September 19, 2014	Diversified Diversified Diversified
State Street Global Equity ex-U.S. Index Fund (the "Fund")	Class A Class I Class K	September 17, 2014 September 17, 2014 September 17, 2014	Diversified Diversified Diversified
State Street Small/Mid Cap Equity Index Fund (the "Fund")	Class A Class I Class K	October 16, 2015 October 16, 2015 August 12, 2015	Diversified Diversified Diversified
State Street Aggregate Bond Index Portfolio (the "Portfolio")		September 19, 2014	Diversified
State Street Global Equity ex-U.S. Index Portfolio (the "Portfolio")		September 17, 2014	Diversified
State Street Small/Mid Cap Equity Index Portfolio (the "Portfolio")		August 12, 2015	Diversified
Each Fund is part of a master-feeder structure and invests substantially all of its assets in its respective master portfolio as shown below. Each Portfolio is a separate series of the Trust. The performance of each Fund is directly affected by the performance of its respective Portfolio. The financial statements of the Portfolios, including their Schedules of Investments are included in this report and should be read in conjunction with the corresponding Fund’s financial statements.
Fund Name	Portfolio Name	Fund Ownership Interest in Portfolio at June 30, 2019
State Street Aggregate Bond Index Fund	State Street Aggregate Bond Index Portfolio	15.44%
State Street Global Equity ex-U.S. Index Fund	State Street Global Equity ex-U.S. Index Portfolio	15.10%
State Street Small/Mid Cap Equity Index Fund	State Street Small/Mid Cap Equity Index Portfolio	11.69%
Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase.
Class I shares and Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund and Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund records its investments in its respective Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolios is discussed below:
Each Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolios. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Portfolio’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred
123

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolios' investments.
The Portfolios value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Portfolio’s investments according to the fair value hierarchy as of June 30, 2019 is disclosed in each Portfolio’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Portfolios may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Portfolios invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolios' policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REITs and/or SSGA Funds Management, Inc’s. (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund or Portfolio, are applied to that Fund or Portfolio within the Trust. Other expenses which cannot be attributed to a specific Fund or Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds and Portfolios within the Trust. Class specific expenses are borne by each class.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

Foreign Currency Translation
The accounting records of the Funds and Portfolios are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Portfolios may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gain on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolios invest. These foreign taxes, if any, are paid by the Portfolios and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2019, if any, are disclosed in the Portfolios' Statements of Assets and Liabilities.
Distributions
The following Funds and Portfolios declare and distribute from net investment income, if any, to its shareholders:
Name	Frequency
State Street Aggregate Bond Index Fund	Monthly
State Street Global Equity ex-U.S. Index Fund	Annually
State Street Small/Mid Cap Equity Index Fund	Annually
State Street Aggregate Bond Index Portfolio	Monthly
State Street Global Equity ex-U.S. Index Portfolio	Annually
State Street Small/Mid Cap Equity Index Portfolio	Annually
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”).
3.    Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the period, certain Portfolios transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Portfolio’s Schedule of Investments. The Portfolios may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Portfolios identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
125

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

4.    Derivative Financial Instruments
Futures Contracts
Certain Portfolios may enter into futures contracts to meet the Portfolios’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolios equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolios recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2019, the following Portfolios entered into futures contracts for the strategies listed below:
Portfolios	Strategies
State Street Global Equity ex-U.S. Index Portfolio	Cash equitization, reduce tracking error and to facilitate daily liquidity
State Street Small/Mid Cap Equity Index Portfolio	Cash equitization, reduce tracking error and to facilitate daily liquidity
The following tables summarize the value of the Portfolios' derivative instruments as of June 30, 2019, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Global Equity ex-U.S. Index Portfolio
Futures Contracts	$—	$—	$—	$2,331,439	$—	$2,331,439
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts	$—	$—	$—	$295,429	$—	$295,429
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Global Equity ex-U.S. Index Portfolio
Futures Contracts	$—	$—	$—	$6,706,541	$—	$6,706,541

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts	$—	$—	$—	$930,589	$—	$930,589
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Global Equity ex-U.S. Index Portfolio
Futures Contracts	$—	$—	$—	$4,272,478	$—	$4,272,478
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts	$—	$—	$—	$962,544	$—	$962,544
5.    Fees and Transactions with Affiliates
Advisory Fee
The Funds and Portfolios retained SSGA FM as their investment adviser. Each Fund has entered into an Investment Advisory Agreement with the Adviser. For its advisory services, each Fund pays the Adviser a management fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
State Street Aggregate Bond Index Fund	0.025%
State Street Global Equity ex-U.S. Index Fund	0.06
State Street Small/Mid Cap Equity Index Fund	0.03
The Portfolios pay no investment advisory fees to SSGA FM.
SSGA FM is contractually obligated until April 30, 2020 to waive its management fee and/or to reimburse the State Street Aggregate Bond Index Fund and the State Street Small/Mid Cap Equity Index Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses and distribution, shareholder servicing and sub-transfer agency fees) exceed 0.025%, and 0.045%, respectively, of average daily net assets on an annual basis. These waivers and/or reimbursements may not be terminated prior to April 30, 2020 except with the approval of the Funds’ Board.
SSGA FM is contractually obligated until April 30, 2020 to waive its management fee and/or to reimburse the State Street Global Equity ex-U.S. Index Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.015% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2020 except with the approval of the Fund’s Board.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

SSGA FM is contractually obligated until April 30, 2020 to waive its management fee and/or to reimburse the State Street Aggregate Bond Index Portfolio for expenses to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, and distribution, shareholder servicing and sub-transfer agency fees) exceed 0.025% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Portfolio’s Board.
SSGA FM is contractually obligated until April 30, 2020, to waive its management fee and/or to reimburse the State Street Global Equity ex-U.S. Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio for expenses to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees and distribution, shareholder servicing and sub-transfer agency fees) exceed 0.08% and 0.03%, respectively, of average daily net assets on an annual basis. These waivers and/or reimbursements may not be terminated during the relevant period except with the approval of the Portfolios' Board.
With respect to the State Street Aggregate Bond Index Fund and State Street Aggregate Bond Index Portfolio, SSGA FM agrees to waive up to the portion of the management fee and/or expenses attributable to acquired fund fees and expenses in connection with the Portfolio’s investments in To Be Announced (“TBA”) securities. This fee waiver and/or expense reimbursement may only be terminated with approval of the Portfolio’s Board.
For the period ended June 30, 2019, SSGA FM reimbursed or waived the fees under these agreements as shown on the respective Statements of Operations.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Funds. For its administrative services, each Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, each Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
SSGA FM serves as administrator and State Street serves as the custodian, sub-administrator and transfer agent to the Portfolios. For its services as custodian, sub-administrator and transfer agent each Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Distributor Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Funds.
The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which each Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. In addition to payments under the Plan, the Funds may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds and Portfolios, acts as the securities lending agent for the Funds and Portfolios, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended December 7, 2018.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Funds and Portfolios, and 15% payable to State Street.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Portfolios may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolios owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2019 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds or Portfolios may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds and Portfolios.
6.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds and Portfolios. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended June 30, 2019, were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
State Street Aggregate Bond Index Portfolio	$308,386,650	$239,839,473	$ 52,435,903	$ 13,380,285
State Street Global Equity ex-U.S. Index Portfolio	—	—	264,430,868	183,729,466
State Street Small/Mid Cap Equity Index Portfolio	—	—	223,714,709	94,461,975
8.    Income Tax Information
The Funds and the Portfolios have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund and each Portfolio will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds and the Portfolios file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the "IRS") for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Funds’ and Portfolios’ tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Under tax reform legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”), a direct REIT shareholder is permitted to claim a 20% deduction for “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income). Originally, the Tax Act did not contain a provision permitting a regulated investment company, such as the Funds, to pass through the special character of “qualified REIT dividends” to its shareholders. On January 18, 2019, the Treasury Department and IRS issued proposed regulations that
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generally permit regulated investment companies, such as the Funds, to pass through “qualified REIT dividends” to its shareholders under Section 199A of the Internal Revenue Code.
As of June 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Aggregate Bond Index Fund	$ 159,830,824	$ 3,561,965	$ —	$ 3,561,965
State Street Global Equity ex-U.S. Index Fund	324,106,089	2,679,033	—	2,679,033
State Street Small/Mid Cap Equity Index Fund	94,283,795	943,227	—	943,227
State Street Aggregate Bond Index Portfolio	1,081,275,591	28,048,566	2,643,207	25,405,359
State Street Global Equity ex-U.S. Index Portfolio	2,041,527,082	280,890,171	137,808,214	143,081,957
State Street Small/Mid Cap Equity Index Portfolio	800,594,177	128,717,941	53,812,323	74,905,618
9.    Securities Lending
Each Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolios will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolios may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Portfolio will bear the risk of loss of any cash collateral that it may invest. Each Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2019, and the value of the invested cash collateral are disclosed in the Portfolios' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolios' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolios, and the Portfolios do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolios' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Portfolio’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2019:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Aggregate Bond Index Portfolio	$ 66,388,762	$ 37,338,539	$ 30,421,025	$ 67,759,564
State Street Global Equity ex-U.S. Index Portfolio	52,412,072	39,768,153	15,373,080	55,141,233
State Street Small/Mid Cap Equity Index Portfolio	96,686,419	61,586,687	36,125,682	97,712,369
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
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The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2019:
		Remaining Contractual Maturity of the Agreements As of June 30, 2019
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Aggregate Bond Index Portfolio	Corporate Bonds & Notes	$21,747,315	$—	$—	$—	$21,747,315	$21,747,315
State Street Aggregate Bond Index Portfolio	Foreign Government Obligations	5,965,443	—	—	—	5,965,443	5,965,443
State Street Aggregate Bond Index Portfolio	U.S. Treasury Obligations	9,625,781	—	—	—	9,625,781	9,625,781
State Street Global Equity ex-U.S. Index Portfolio	Common Stocks	39,768,153	—	—	—	39,768,153	39,768,153
State Street Small/Mid Cap Equity Index Portfolio	Common Stocks	61,586,430	—	—	—	61,586,430	61,586,430
State Street Small/Mid Cap Equity Index Portfolio	Rights	257	—	—	—	257	257
10.    Line of Credit
The Portfolios and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2019 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Portfolios had no outstanding loans as of June 30, 2019.
11.    Risks
Concentration Risk
As a result of the Portfolios’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolios’ investments more than if the Portfolios were more broadly diversified.
Foreign and Emerging Markets Risks
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolios invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
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Market and Credit Risk
In the normal course of business, the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.
12.    Change in Accounting Principle
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) — Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For callable debt securities held at a premium that have explicit, non-contingent call features and that are callable at fixed prices on preset dates, ASU 2017-08 requires the premium to be amortized to the earliest call date. The adoption resulted in a change in accounting principle, since the Fund had historically amortized such premiums to maturity for U.S. GAAP. Accordingly, State Street Aggregate Bond Index Portfolio has adopted ASU 2017-08 to amend the premium amortization period for certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Fund applied the amendments on a modified retrospective basis by recognizing a cumulative effect adjustment that decreased the beginning of period cost of investments and increased the unrealized appreciation on investments by $20,104.
This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total accumulated earnings (loss) or the net asset value of the Fund. With respect to the Fund’s results of operations, amortization of premium to first call date accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.
13.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds and Portfolios through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements other than below.
Effective October 9, 2019 (the “Effective Date”), the name of the State Street Global Equity ex- U.S. Index Fund will be renamed to State Street Global All Cap Equity ex- U.S. Index Fund and its benchmark index will be changed from the MSCI ACWI ex USA Index to the MSCI ACWI ex USA Investable Market Index (the “New Index”). Accordingly, as of the Effective Date, the State Street Global All Cap Equity ex- U.S. Index Fund will have a principal investment strategy to track the New Index.
Additionally, effective October 9, 2019 (the “Effective Date”), the name of the State Street Global Equity ex U.S. Index Portfolio will be renamed to State Street Global All Cap Equity ex- U.S. Index Portfolio and its benchmark index will be changed from the MSCI ACWI ex USA Index to the MSCI ACWI ex USA Investable Market Index (the “New Index”). Accordingly, as of the Effective Date, the State Street Global All Cap Equity ex- U.S. Index Portfolio will have a principal investment strategy to track the New Index.
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Expense Example
As a shareholder of a Fund or Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund or Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund or Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2019 to June 30, 2019.
The table below illustrates your Fund's or Portfolio’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's or Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund or Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund or Portfolio under the heading "Expenses Paid During Period".
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's or Portfolio’s costs with those of other mutual funds. It assumes that the Fund or Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's or Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's or Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period
State Street Aggregate Bond Index Fund
Class A	0.28%	$1,060.30	$ 1.43(a)	$1,023.40	$ 1.40(a)
Class I	0.03	1,062.00	0.15(a)	1,024.60	0.15(a)
Class K	0.03	1,061.00	0.15(a)	1,024.60	0.15(a)
State Street Global Equity ex-U.S. Index Fund
Class A	0.29	1,134.80	1.54(a)	1,023.40	1.45(a)
Class I	0.10	1,134.60	0.53(a)	1,024.30	0.50(a)
Class K	0.02	1,137.00	0.11(a)	1,024.70	0.10(a)
State Street Small/Mid Cap Equity Index Fund
Class A	0.31	1,193.90	1.69(a)	1,023.30	1.56(a)
Class I	0.07	1,194.70	0.38(a)	1,024.40	0.35(a)
Class K	0.05	1,195.60	0.27(a)	1,024.50	0.25(a)
State Street Aggregate Bond Index Portfolio	0.03	1,061.30	0.15(b)	1,024.60	0.15(b)
State Street Global Equity ex-U.S. Index Portfolio	0.05	1,138.60	0.27(b)	1,024.50	0.25(b)
State Street Small/Mid Cap Equity Index Portfolio	0.03	1,195.90	0.16(b)	1,024.60	0.15(b)
(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 181, then divided by 365.
(b)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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Proxy Voting Policies and Procedures and Records
The Funds and Portfolios have adopted the proxy voting policies of the Adviser. A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ and Portfolios’ investment Adviser to vote proxies relating to the Portfolios’ and Funds’ portfolios of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC's website, at www.sec.gov.
Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.ssgafunds.com.
Quarterly Portfolio Schedule
Following the Funds' and Portfolios' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ and Portfolios' schedules of investments are available upon request, without charge, by calling 1-800-997-7327 (toll free) and on the Funds’ and Portfolios' website at www.ssgafunds.com.
TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 10, 2019 and May 15, 2019, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Aggregate Bond Index Fund, State Street Global Equity ex-U.S. Index Fund, and State Street Small/Mid Cap Equity Index Fund (each, a “Fund” and collectively, the “Funds”) and the State Street Aggregate Bond Index Portfolio, State Street Global Equity ex-U.S. Index Portfolio and State Street Small/Mid Cap Equity Index Portfolio (each, a “Portfolio” and collectively, the “Portfolios”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 10, 2019 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 15, 2019 meeting. The Independent Trustees considered, among other things, the following:
_______________________________
1 Over the course of many years overseeing the Funds, Portfolios and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such
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comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for each Fund, each of which is a feeder fund for which the corresponding Portfolio serve as the master fund in a master-feeder structure:
o Comparisons of the Fund’s performance over the past one- and three-year periods ended December 31, 2018, as applicable, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past one or two calendar years, as applicable; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds; and
•	Profitability analyses for (a) the Adviser with respect to each Fund and Portfolio and (b) affiliates of the Adviser that provide services to the Funds and Portfolios (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Funds and Portfolios.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Funds and Portfolios and for Fund/Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	A copy of the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and Portfolios, and their service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Funds and Portfolios;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
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•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Funds and Portfolios by SSGA FM in its capacity as the Funds’ administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Funds and Portfolios by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Funds and Portfolios, and transfer agent of the Portfolios, and the role of the Adviser in managing the Funds’ and the Portfolios’ relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Funds;
•	Draft responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Funds’ and Portfolios’ Adviser and Administrator, with respect to its operations relating to the Funds and Portfolios and its approximate profit margins from such operations for the calendar year ended December 31, 2018; and the relevant operations of other affiliated service providers to the Funds and Portfolios, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2018;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Funds and Portfolios, and transfer agent for the Portfolios, with respect to its operations relating to the Funds and Portfolios; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Funds and Portfolios (the “Distributor”), with respect to its operations relating to the Funds and Portfolios, together with the Funds’ related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 15, 2019;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Funds and Portfolios; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds and Portfolios throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and Portfolios, and the investment strategies used in pursuing each Fund’s and Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund and Portfolio.
Results of the Process
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Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 15, 2019 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2019, for an additional year with respect to the Funds and Portfolios.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to each Fund and Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund and Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Funds that invest primarily in equity securities.
With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of a portfolio’s quality distribution and sector and interest rate exposure. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds and Portfolios, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing each Fund’s and Portfolio’s securities lending activities.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds and Portfolios.
Fund Performance
The Board considered each Portfolio’s performance by evaluating the performance of the corresponding feeder fund. The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2018. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of each Fund and Portfolio:
State Street Aggregate Bond Index Fund and State Street Aggregate Bond Index Portfolio. The Board considered that the Fund outperformed the medians of its Performance Group and Performance Universe and its Lipper Index for the 1-year period and underperformed the medians of its Performance Group and Performance Universe and its Lipper Index for the 3-year period. The Board took into account management’s discussion of the Fund’s performance.
State Street Global Equity ex-U.S. Index Fund and State Street Global Equity ex-U.S. Index Portfolio. The Board considered that the Fund outperformed the median of its Performance Universe and its Lipper Index for the 1- and 3-year periods. The Board also considered that the Fund underperformed the median of its Performance Group for the 1-year period and outperformed the median of its Performance Group for the 3-year period. The Board took into account management’s discussion of the Fund’s performance.
137

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

State Street Small/Mid Cap Equity Index Fund and State Street Small/Mid Cap Equity Index Portfolio. The Board considered that the Fund outperformed the medians of its Performance Group and Performance Universe and its Lipper Index for the 1- and 3-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund and Portfolio is satisfactory based on the performance of each Fund in comparison to the performance of its respective Performance Group, Performance Universe or Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for each of the Funds. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses to limit the total expenses borne by shareholders. In the case of the Portfolios, the Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Funds. The Board also considered that the Portfolios do not pay an investment advisory fee to the Adviser. Among other information, the Board considered the following expense information in its evaluation of each Fund and Portfolio:
State Street Aggregate Bond Index Fund and State Street Aggregate Bond Index Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Global Equity ex-U.S. Index Fund and State Street Global Equity ex-U.S. Index Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Small/Mid Cap Equity Index Fund and State Street Small/Mid Cap Equity Index Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund and Portfolio compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Funds and Portfolios, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Funds and Portfolios and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Funds’ or Portfolios’ investments.
The Board concluded that the profitability of the Adviser with respect to each of the Funds and Portfolios, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds and Portfolios, were reasonable in relation to the services provided.
Economies of Scale
138

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds and Portfolios and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Funds or Portfolios or the fund complex taken as a whole. The Board concluded that, in light of the current size of each Fund and Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to each Fund and Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of each Fund and Portfolio during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds and Portfolios to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Funds or Portfolios at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and Portfolio and their respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
139

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator of the Funds
and the Portfolios and Transfer Agent of the
Portfolios
State Street Bank and Trust
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent of the Funds
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.
SSITCORESAR

Semi-Annual Report
June 30, 2019
State Street Institutional Investment Trust
State Street Emerging Markets Equity Index Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund's annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund's website (www.ssgafunds.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by calling 1-800-647-7327.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can inform a Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-647-7327. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

State Street Emerging Markets Equity Index Fund
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2019

% of Net Assets
Common Stocks	95.7%
Warrants	0.9
Rights	0.0 *
Short-Term Investments	3.7
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets and may change over time.)
Top Five Sectors as of June 30, 2019

Description	% of Net Assets
Financials	25.1%
Information Technology	13.3
Consumer Discretionary	13.4
Communication Services	11.3
Energy	7.5
TOTAL	70.6%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
*	Amount shown represents less than 0.05% of net assets.
See accompanying notes to financial statements.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 95.7%
ARGENTINA — 0.3%
Banco BBVA Argentina SA ADR	8,200	$ 92,824
Banco Macro SA ADR	5,500	400,675
Globant SA (a)	4,100	414,305
Grupo Financiero Galicia SA ADR	12,200	433,100
Pampa Energia SA ADR (a)(b)	7,400	256,558
Telecom Argentina SA ADR (b)	10,300	182,001
Transportadora de Gas del Sur SA Class B, ADR (b)	9,100	131,586
YPF SA ADR	21,000	382,410
		2,293,459
BRAZIL — 7.4%
Ambev SA	570,985	2,665,237
Atacadao SA	49,200	282,416
B2W Cia Digital (a)	22,900	195,501
B3 SA - Brasil Bolsa Balcao	249,292	2,436,559
Banco Bradesco SA Preference Shares	486,736	4,792,876
Banco Bradesco SA	144,408	1,260,341
Banco BTG Pactual SA	21,500	285,421
Banco do Brasil SA	102,698	1,445,352
Banco Santander Brasil SA	49,100	582,387
BB Seguridade Participacoes SA	83,337	704,069
BR Malls Participacoes SA	100,103	374,278
Braskem SA Class A, Preference Shares (a)	22,500	205,648
BRF SA (a)	69,623	536,253
CCR SA	152,069	541,991
Centrais Eletricas Brasileiras SA	26,800	246,487
Centrais Eletricas Brasileiras SA Class B, Preference Shares	27,900	262,064
Cia Brasileira de Distribuicao Preference Shares	19,900	491,600
Cia de Saneamento Basico do Estado de Sao Paulo	41,600	513,074
Cia Energetica de Minas Gerais Preference Shares	106,726	413,521
Cia Siderurgica Nacional SA	76,900	335,277
Cielo SA	154,356	270,641
Cosan SA	19,700	237,213
Embraer SA	81,417	412,327
Energisa SA	20,100	241,663
Engie Brasil Energia SA	24,587	278,866
Equatorial Energia SA	21,200	507,784
Gerdau SA Preference Shares	129,100	512,001
Hypera SA	43,200	338,035
IRB Brasil Resseguros S/A	16,700	429,194
Itau Unibanco Holding SA Preference Shares	584,861	5,533,263
Itausa - Investimentos Itau SA Preference Shares	527,663	1,774,641
Itausa - Investimentos Itau SA	253	869
JBS SA	130,200	720,870
Klabin SA	86,407	368,610
Security Description	Shares	Value
Kroton Educacional SA	178,421	$ 510,685
Localiza Rent a Car SA	68,803	735,665
Lojas Americanas SA Preference Shares	88,073	378,475
Lojas Renner SA	94,541	1,163,311
M Dias Branco SA	13,800	140,281
Magazine Luiza SA	9,100	501,270
Multiplan Empreendimentos Imobiliarios SA	36,354	263,313
Natura Cosmeticos SA	24,100	355,213
Notre Dame Intermedica Participacoes SA	34,500	362,945
Petrobras Distribuidora SA	45,500	296,792
Petroleo Brasileiro SA Preference Shares	508,298	3,635,200
Petroleo Brasileiro SA	360,314	2,822,232
Porto Seguro SA	13,000	175,294
Raia Drogasil SA	29,000	575,816
Rumo SA (a)	129,922	702,721
Sul America SA	26,433	258,768
Suzano SA	64,824	555,613
Telefonica Brasil SA Preference Shares	53,355	694,806
TIM Participacoes SA	109,300	331,666
Ultrapar Participacoes SA	85,964	450,831
Vale SA	382,784	5,175,497
WEG SA	99,830	556,369
		50,839,092
CHILE — 0.9%
Aguas Andinas SA Class A	321,689	189,521
Banco de Chile	3,606,451	530,649
Banco de Credito e Inversiones SA	5,812	400,193
Banco Santander Chile	7,989,783	594,277
Cencosud SA	172,446	337,806
Cia Cervecerias Unidas SA	17,663	248,442
Colbun SA	950,433	195,980
Embotelladora Andina SA Class B, Preference Shares	43,538	156,909
Empresa Nacional de Telecomunicaciones SA	19,073	193,840
Empresas CMPC SA	135,700	371,753
Empresas COPEC SA	48,674	532,227
Enel Americas SA	3,585,573	631,139
Enel Chile SA	3,374,031	320,035
Itau CorpBanca	18,907,140	157,562
Latam Airlines Group SA	38,154	358,247
SACI Falabella	93,800	611,320
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	14,596	452,531
		6,282,431
CHINA — 27.4%
3SBio, Inc. (a)(b)(c)	156,800	269,345
51job, Inc. ADR (a)	2,900	218,950
58.com, Inc. ADR (a)	11,200	696,304

See accompanying notes to financial statements.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
AAC Technologies Holdings, Inc.	91,500	$ 519,427
Agile Group Holdings, Ltd.	162,000	216,899
Agricultural Bank of China, Ltd. Class A	154,900	81,135
Agricultural Bank of China, Ltd. Class H	3,489,500	1,460,565
Aier Eye Hospital Group Co., Ltd. Class A	5,978	26,937
Air China, Ltd. Class H	226,000	227,953
Alibaba Group Holding, Ltd. ADR (a)	171,482	29,057,625
Alibaba Health Information Technology, Ltd. (a)	426,500	408,348
Aluminum Corp. of China, Ltd. Class H (a)	536,000	190,044
Angang Steel Co., Ltd. Class H (b)	166,400	75,825
Anhui Conch Cement Co., Ltd. Class A	8,100	48,909
Anhui Conch Cement Co., Ltd. Class H	147,500	924,176
ANTA Sports Products, Ltd.	133,000	913,338
Autohome, Inc. ADR (a)(b)	7,000	599,340
AviChina Industry & Technology Co., Ltd. Class H	245,000	133,907
BAIC Motor Corp., Ltd. Class H (c)	226,500	142,061
Baidu, Inc. ADR (a)	33,500	3,931,560
Bank of Beijing Co., Ltd. Class A	42,000	36,115
Bank of China, Ltd. Class A	70,100	38,146
Bank of China, Ltd. Class H	9,505,000	4,014,912
Bank of Communications Co., Ltd. Class A	81,100	72,215
Bank of Communications Co., Ltd. Class H	1,087,000	825,076
Bank of Jiangsu Co., Ltd. Class A	21,900	23,133
Bank of Ningbo Co., Ltd. Class A	10,200	35,974
Bank of Shanghai Co., Ltd. Class A	21,699	37,412
Baoshan Iron & Steel Co., Ltd. Class A	36,900	34,897
Baozun, Inc. ADR (a)(b)	4,600	229,356
BBMG Corp. Class H (b)	275,000	88,352
Beijing Capital International Airport Co., Ltd. Class H	226,000	198,157
Beijing Enterprises Holdings, Ltd.	61,000	309,978
Beijing Enterprises Water Group, Ltd.	692,000	410,993
BOE Technology Group Co., Ltd. Class A	66,800	33,434
Brilliance China Automotive Holdings, Ltd.	370,000	409,190
BYD Co., Ltd. Class A	3,500	25,829
BYD Co., Ltd. Class H (b)	80,000	482,816
BYD Electronic International Co., Ltd.	87,500	124,992
CGN Power Co., Ltd. Class H (c)	1,287,700	354,375
Security Description	Shares	Value
China Agri-Industries Holdings, Ltd.	247,000	$ 79,356
China Aoyuan Group, Ltd.	141,000	198,167
China Cinda Asset Management Co., Ltd. Class H	1,093,481	251,938
China CITIC Bank Corp., Ltd. Class H	1,113,000	633,965
China Coal Energy Co., Ltd. Class H (a)	245,000	101,920
China Communications Construction Co., Ltd. Class H	554,000	495,675
China Communications Services Corp., Ltd. Class H	292,000	226,499
China Conch Venture Holdings, Ltd.	202,500	715,392
China Construction Bank Corp. Class H	11,598,500	9,991,412
China Eastern Airlines Corp., Ltd. Class H (a)	164,000	96,773
China Education Group Holdings, Ltd. (b)	70,000	109,312
China Everbright Bank Co., Ltd. Class A	80,300	44,514
China Everbright Bank Co., Ltd. Class H	373,000	170,924
China Everbright International, Ltd.	425,222	392,429
China Evergrande Group (b)	219,000	613,901
China Fortune Land Development Co., Ltd. Class A	5,800	27,485
China Galaxy Securities Co., Ltd. Class H	433,000	256,613
China Hongqiao Group, Ltd.	203,000	143,172
China Huarong Asset Management Co., Ltd. Class H (c)	1,217,500	211,942
China Huishan Dairy Holdings Co., Ltd. (a)(d)	406,100	—
China International Capital Corp., Ltd. Class H (b)(c)	153,200	309,047
China International Travel Service Corp., Ltd. Class A	3,900	50,303
China Jinmao Holdings Group, Ltd.	636,000	386,688
China Life Insurance Co., Ltd. Class A	5,100	21,014
China Life Insurance Co., Ltd. Class H	890,000	2,191,821
China Literature, Ltd. (a)(b)(c)	29,600	139,428
China Longyuan Power Group Corp., Ltd. Class H	387,000	248,175
China Medical System Holdings, Ltd.	171,000	156,718
China Mengniu Dairy Co., Ltd.	328,000	1,270,016
China Merchants Bank Co., Ltd. Class A	30,600	160,190
China Merchants Bank Co., Ltd. Class H	466,500	2,325,782

See accompanying notes to financial statements.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
China Merchants Port Holdings Co., Ltd.	168,360	$ 286,185
China Merchants Securities Co., Ltd. Class A	11,000	27,352
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	13,300	40,444
China Minsheng Banking Corp., Ltd. Class A	73,000	67,445
China Minsheng Banking Corp., Ltd. Class H	842,700	583,553
China Molybdenum Co., Ltd. Class A	32,700	18,841
China Molybdenum Co., Ltd. Class H (b)	465,000	147,014
China National Building Material Co., Ltd. Class H	474,000	415,603
China National Nuclear Power Co., Ltd. Class A	24,100	19,496
China Oilfield Services, Ltd. Class H	224,000	221,635
China Oriental Group Co., Ltd.	122,000	71,365
China Overseas Land & Investment, Ltd.	458,000	1,688,371
China Pacific Insurance Group Co., Ltd. Class A	12,900	68,526
China Pacific Insurance Group Co., Ltd. Class H	314,800	1,230,994
China Petroleum & Chemical Corp. Class A	51,100	40,669
China Petroleum & Chemical Corp. Class H	3,050,000	2,073,024
China Power International Development, Ltd.	523,000	127,863
China Railway Construction Corp., Ltd. Class A	22,600	32,718
China Railway Construction Corp., Ltd. Class H	259,000	317,596
China Railway Group, Ltd. Class H	462,000	351,268
China Railway Signal & Communication Corp., Ltd. Class H (c)	174,000	126,505
China Reinsurance Group Corp. Class H	669,000	119,028
China Resources Beer Holdings Co., Ltd.	181,333	861,114
China Resources Gas Group, Ltd.	106,000	525,760
China Resources Pharmaceutical Group, Ltd. (c)	199,500	224,972
China Resources Power Holdings Co., Ltd.	250,000	364,800
China Shenhua Energy Co., Ltd. Class A	8,300	24,611
China Shenhua Energy Co., Ltd. Class H	405,500	849,149
China Shipbuilding Industry Co., Ltd. Class A	45,100	36,484
Security Description	Shares	Value
China Southern Airlines Co., Ltd. Class H	230,000	$ 160,154
China State Construction Engineering Corp., Ltd. Class A	86,700	72,534
China Taiping Insurance Holdings Co., Ltd. (a)	192,400	514,708
China Telecom Corp., Ltd. Class H	1,656,000	833,034
China Tower Corp., Ltd. Class H (c)	5,014,000	1,315,674
China Unicom Hong Kong, Ltd.	730,000	800,781
China United Network Communications, Ltd. Class A	63,300	56,733
China Vanke Co., Ltd. Class A	20,200	81,735
China Vanke Co., Ltd. Class H	178,600	669,821
China Yangtze Power Co., Ltd. Class A	30,400	79,174
China Zhongwang Holdings, Ltd.	192,800	97,233
Chongqing Rural Commercial Bank Co., Ltd. Class H	310,000	168,640
CIFI Holdings Group Co., Ltd.	320,000	210,944
CITIC Securities Co., Ltd. Class A	20,200	69,978
CITIC Securities Co., Ltd. Class H (a)	244,000	508,457
CITIC, Ltd.	694,000	1,000,248
CNOOC, Ltd.	2,137,000	3,654,441
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	146,000	86,339
COSCO SHIPPING Holdings Co., Ltd. Class H (a)(b)	304,750	118,974
COSCO SHIPPING Ports, Ltd.	206,965	204,250
Country Garden Holdings Co., Ltd.	904,500	1,375,419
Country Garden Services Holdings Co., Ltd.	153,000	353,687
CRRC Corp., Ltd. Class A	49,800	58,618
CRRC Corp., Ltd. Class H	504,000	421,263
CSPC Pharmaceutical Group, Ltd.	558,000	899,942
Ctrip.com International, Ltd. ADR (a)	48,867	1,803,681
Dali Foods Group Co., Ltd. (c)	252,300	167,608
Daqin Railway Co., Ltd. Class A	29,500	34,724
Datang International Power Generation Co., Ltd. Class H	360,000	90,317
Dongfeng Motor Group Co., Ltd. Class H	332,000	271,974
East Money Information Co., Ltd. Class A	10,300	20,306
ENN Energy Holdings, Ltd.	93,900	913,459
Far East Horizon, Ltd.	260,000	265,907
Focus Media Information Technology Co., Ltd. Class A	27,800	21,397
Foshan Haitian Flavouring & Food Co., Ltd. Class A	4,700	71,803
Fosun International, Ltd.	321,000	426,493

See accompanying notes to financial statements.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Future Land Development Holdings, Ltd.	218,000	$ 286,853
Fuyao Glass Industry Group Co., Ltd. Class H (c)	62,456	193,863
GDS Holdings, Ltd. ADR (a)(b)	7,200	270,504
Geely Automobile Holdings, Ltd.	590,000	1,008,947
Genscript Biotech Corp. (a)	110,000	276,250
GF Securities Co., Ltd. Class A	11,100	22,190
GF Securities Co., Ltd. Class H	179,600	213,566
GOME Retail Holdings, Ltd. (a)(b)	1,257,000	135,153
Great Wall Motor Co., Ltd. Class H (b)	403,500	288,712
Gree Electric Appliances, Inc. of Zhuhai Class A	6,100	48,814
Greentown Service Group Co., Ltd. (b)	108,000	87,229
Guangzhou Automobile Group Co., Ltd. Class H	358,800	383,026
Guangzhou R&F Properties Co., Ltd. Class H (b)	119,600	229,938
Guotai Junan Securities Co., Ltd. Class A	14,900	39,781
Guotai Junan Securities Co., Ltd. Class H (c)	98,200	174,969
Haitian International Holdings, Ltd.	83,000	172,321
Haitong Securities Co., Ltd. Class A	15,700	32,414
Haitong Securities Co., Ltd. Class H	344,000	385,720
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	19,400	77,848
Hengan International Group Co., Ltd. (b)	85,000	625,056
HengTen Networks Group, Ltd. (a)	2,664,000	63,425
Hua Hong Semiconductor, Ltd. (b)(c)	55,000	106,445
Huadian Power International Corp., Ltd. Class H	194,000	76,731
Huaneng Power International, Inc. Class H	444,000	261,427
Huaneng Renewables Corp., Ltd. Class H (a)	596,000	164,019
Huatai Securities Co., Ltd. Class A	12,900	41,893
Huatai Securities Co., Ltd. Class H (b)(c)	198,300	341,139
Huaxia Bank Co., Ltd. Class A	24,800	27,784
Huazhu Group, Ltd. ADR (b)	16,300	590,875
Industrial & Commercial Bank of China, Ltd. Class A	80,200	68,730
Industrial & Commercial Bank of China, Ltd. Class H	7,856,000	5,731,738
Industrial Bank Co., Ltd. Class A	30,799	81,960
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A	85,500	21,024
Security Description	Shares	Value
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	12,400	$ 60,277
Inner Mongolia Yitai Coal Co., Ltd. Class B	134,300	145,581
iQIYI, Inc. ADR (a)(b)	15,800	326,270
JD.com, Inc. ADR (a)(b)	88,967	2,694,810
Jiangsu Expressway Co., Ltd. Class H	148,000	210,657
Jiangsu Hengrui Medicine Co., Ltd. Class A	9,200	88,346
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	3,000	53,060
Jiangxi Copper Co., Ltd. Class H	155,000	206,336
Kaisa Group Holdings, Ltd. (b)	250,000	123,520
Kingdee International Software Group Co., Ltd. (b)	282,000	305,011
Kingsoft Corp., Ltd. (a)(b)	103,000	222,810
Kunlun Energy Co., Ltd.	412,000	359,132
Kweichow Moutai Co., Ltd. Class A	1,800	257,704
KWG Group Holdings, Ltd.	155,250	157,585
Legend Holdings Corp. Class H (c)	44,800	105,398
Lenovo Group, Ltd.	898,000	695,411
Li Ning Co., Ltd.	234,500	552,895
Logan Property Holdings Co., Ltd.	166,000	268,575
Longfor Group Holdings, Ltd.	212,500	801,040
LONGi Green Energy Technology Co., Ltd. Class A	6,900	23,201
Luxshare Precision Industry Co., Ltd. Class A	7,800	28,134
Luye Pharma Group, Ltd. (b)(c)	143,500	103,963
Luzhou Laojiao Co., Ltd. Class A	2,900	34,106
Maanshan Iron & Steel Co., Ltd. Class H	224,000	88,883
Meitu, Inc. (a)(b)(c)	201,000	64,835
Meituan Dianping Class B (a)(b)	119,300	1,046,022
Metallurgical Corp. of China, Ltd. Class H	338,000	90,422
Midea Group Co., Ltd. Class A	3,300	24,900
MMG, Ltd. (a)	294,000	102,735
Momo, Inc. ADR	17,100	612,180
Muyuan Foodstuff Co., Ltd. Class A	2,600	22,240
NARI Technology Co., Ltd. Class A	8,700	23,595
NetEase, Inc. ADR	8,573	2,192,716
New China Life Insurance Co., Ltd. Class A	4,100	32,827
New China Life Insurance Co., Ltd. Class H	103,500	503,424
New Hope Liuhe Co., Ltd. Class A	7,800	19,713
New Oriental Education & Technology Group, Inc. ADR (a)	17,100	1,651,518
Nexteer Automotive Group, Ltd.	124,000	154,276
NIO, Inc. ADR (a)(b)	77,900	198,645

See accompanying notes to financial statements.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Noah Holdings, Ltd. ADR (a)(b)	3,600	$ 153,180
People's Insurance Co. Group of China, Ltd. Class H	1,058,000	413,043
PetroChina Co., Ltd. Class A	32,000	32,033
PetroChina Co., Ltd. Class H	2,520,000	1,390,234
PICC Property & Casualty Co., Ltd. Class H	823,000	888,050
Pinduoduo, Inc. ADR (a)(b)	22,700	468,301
Ping An Bank Co., Ltd. Class A	35,300	70,775
Ping An Insurance Group Co. of China, Ltd. Class A	20,600	265,585
Ping An Insurance Group Co. of China, Ltd. Class H	668,500	8,026,278
Poly Developments and Holdings Group Co., Ltd. Class A	23,900	44,371
Postal Savings Bank of China Co., Ltd. Class H (c)	997,000	592,138
Qingdao Haier Co., Ltd. Class A	11,800	29,685
SAIC Motor Corp., Ltd. Class A	15,900	58,992
Sany Heavy Industry Co., Ltd. Class A	15,000	28,547
Seazen Holdings Co., Ltd. Class A	4,300	24,907
Semiconductor Manufacturing International Corp. (a)(b)	381,300	424,616
Shaanxi Coal Industry Co., Ltd. Class A	15,600	20,973
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	268,000	242,872
Shanghai Electric Group Co., Ltd. Class H	318,000	115,192
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (b)	66,000	199,795
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	142,032	171,859
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	111,800	219,808
Shanghai Pudong Development Bank Co., Ltd. Class A	43,600	74,094
Shenwan Hongyuan Group Co., Ltd. Class A	35,900	26,169
Shenzhen Investment, Ltd.	428,000	157,778
Shenzhou International Group Holdings, Ltd.	89,700	1,233,124
Shui On Land, Ltd.	425,800	98,649
Sihuan Pharmaceutical Holdings Group, Ltd.	496,000	111,739
SINA Corp. (a)	8,100	349,353
Sino-Ocean Group Holding, Ltd.	379,500	161,272
Sinopec Engineering Group Co., Ltd. Class H	163,500	138,543
Sinopec Shanghai Petrochemical Co., Ltd. Class H	428,000	169,830
Sinopharm Group Co., Ltd. Class H	148,800	523,776
Sinotrans, Ltd. Class H	239,500	87,063
Sinotruk Hong Kong, Ltd. (b)	86,500	149,693
SOHO China, Ltd.	241,000	85,140
Security Description	Shares	Value
Sunac China Holdings, Ltd.	289,700	$ 1,423,933
Suning.com Co., Ltd. Class A	18,200	30,400
Sunny Optical Technology Group Co., Ltd.	88,400	913,137
TAL Education Group ADR (a)	42,500	1,619,250
Tencent Holdings, Ltd.	688,400	31,069,420
Tencent Music Entertainment Group ADR (a)(b)	11,700	175,383
Tingyi Cayman Islands Holding Corp.	248,000	413,942
Tong Ren Tang Technologies Co., Ltd. Class H	67,500	80,438
Towngas China Co., Ltd. (a)	113,815	82,020
TravelSky Technology, Ltd. Class H	113,000	227,085
Tsingtao Brewery Co., Ltd. Class H	44,000	280,192
Uni-President China Holdings, Ltd.	163,000	181,517
Vipshop Holdings, Ltd. ADR (a)	54,688	471,957
Want Want China Holdings, Ltd.	610,000	495,808
Weibo Corp. ADR (a)(b)	6,460	281,333
Weichai Power Co., Ltd. Class H	238,000	402,125
Wens Foodstuffs Group Co., Ltd. Class A	10,800	56,349
Wuliangye Yibin Co., Ltd. Class A	5,800	99,536
WuXi AppTec Co., Ltd. Class H (b)(c)	17,920	157,123
Wuxi Biologics Cayman, Inc. (a)(c)	66,000	592,627
Xiaomi Corp. Class B (a)(b)(c)	409,500	524,160
Xinjiang Goldwind Science & Technology Co., Ltd. Class H (b)	82,600	90,292
Xinyi Solar Holdings, Ltd.	392,000	193,178
Yanzhou Coal Mining Co., Ltd. Class H	230,000	214,912
Yihai International Holding, Ltd.	59,000	306,234
Yonghui Superstores Co., Ltd. Class A	18,500	27,482
Yum China Holdings, Inc.	43,000	1,986,600
Yuzhou Properties Co., Ltd.	211,466	99,338
YY, Inc. ADR (a)	6,100	425,109
Zhaojin Mining Industry Co., Ltd. Class H	125,500	140,560
Zhejiang Expressway Co., Ltd. Class H	180,000	189,619
ZhongAn Online P&C Insurance Co., Ltd. Class H (a)(b)(c)	35,500	97,469
Zhongsheng Group Holdings, Ltd. (b)	69,500	193,488
Zhuzhou CRRC Times Electric Co., Ltd. Class H	66,200	348,689
Zijin Mining Group Co., Ltd. Class H	712,000	288,901
ZTE Corp. Class A (a)	6,700	31,711
ZTE Corp. Class H (a)	96,200	277,672

See accompanying notes to financial statements.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
ZTO Express Cayman, Inc. ADR	38,000	$ 726,560
		188,457,509
COLOMBIA — 0.4%
Bancolombia SA	28,086	338,398
Bancolombia SA Preference Shares	56,309	716,373
Cementos Argos SA	58,844	137,615
Ecopetrol SA	615,588	560,498
Grupo Argos SA	35,158	189,658
Grupo Aval Acciones y Valores SA Preference Shares	503,115	201,591
Grupo de Inversiones Suramericana SA Preference Shares	13,200	130,230
Grupo de Inversiones Suramericana SA	28,763	305,837
Interconexion Electrica SA ESP	56,386	314,017
		2,894,217
CZECH REPUBLIC — 0.2%
CEZ A/S	20,257	489,587
Komercni banka A/S	9,286	370,312
Moneta Money Bank A/S (c)	58,343	200,023
		1,059,922
EGYPT — 0.1%
Commercial International Bank Egypt SAE	165,144	722,103
Eastern Co SAE	98,885	91,511
ElSewedy Electric Co.	98,402	83,696
		897,310
GREECE — 0.3%
Alpha Bank AE (a)	171,194	343,122
Eurobank Ergasias SA (a)	322,051	317,240
FF Group (a)(d)	3,869	2,115
Hellenic Telecommunications Organization SA	28,488	421,748
JUMBO SA	13,894	268,982
Motor Oil Hellas Corinth Refineries SA	7,510	192,429
National Bank of Greece SA (a)	64,316	176,516
OPAP SA	27,639	310,032
Titan Cement Co. SA	5,183	101,285
		2,133,469
HONG KONG — 2.1%
Alibaba Pictures Group, Ltd. (a)	1,725,900	371,138
China Ding Yi Feng Holdings, Ltd. (d)	112,000	165,581
China Everbright, Ltd.	114,000	168,392
China First Capital Group, Ltd. (a)	382,000	113,928
China Gas Holdings, Ltd.	211,400	786,070
China Mobile, Ltd.	741,000	6,748,435
China Resources Cement Holdings, Ltd.	299,000	289,719
China Resources Land, Ltd.	332,000	1,461,862
Security Description	Shares	Value
China State Construction International Holdings, Ltd.	240,000	$ 246,374
China Traditional Chinese Medicine Holdings Co., Ltd.	278,000	135,219
Fullshare Holdings, Ltd. (a)(b)	1,031,100	64,011
Guangdong Investment, Ltd.	350,000	692,608
Haier Electronics Group Co., Ltd. (a)	153,000	423,014
Hutchison China MediTech, Ltd. ADR (a)(b)	6,600	145,200
Kingboard Holdings, Ltd.	84,500	235,248
Kingboard Laminates Holdings, Ltd.	133,800	122,625
Lee & Man Paper Manufacturing, Ltd.	179,000	125,329
Nine Dragons Paper Holdings, Ltd.	219,000	194,262
Shanghai Industrial Holdings, Ltd.	57,000	123,594
Shenzhen International Holdings, Ltd.	122,039	242,125
Shimao Property Holdings, Ltd.	145,000	441,728
Sino Biopharmaceutical, Ltd.	826,000	844,767
SSY Group, Ltd.	184,000	166,277
Sun Art Retail Group, Ltd.	290,000	274,688
Yuexiu Property Co., Ltd.	895,000	202,771
		14,784,965
HUNGARY — 0.3%
MOL Hungarian Oil & Gas PLC	50,203	558,295
OTP Bank Nyrt	26,745	1,066,273
Richter Gedeon Nyrt	16,921	312,529
		1,937,097
INDIA — 8.7%
Adani Ports & Special Economic Zone, Ltd.	73,847	438,840
Ambuja Cements, Ltd.	76,296	235,318
Ashok Leyland, Ltd.	144,420	182,964
Asian Paints, Ltd.	34,297	675,208
Aurobindo Pharma, Ltd.	31,970	281,594
Avenue Supermarts, Ltd. (a)(c)	15,815	320,092
Axis Bank, Ltd. (a)	227,512	2,668,905
Bajaj Auto, Ltd.	9,976	409,344
Bajaj Finance, Ltd.	20,697	1,104,989
Bajaj Finserv, Ltd.	4,547	563,202
Bharat Forge, Ltd.	25,984	169,036
Bharat Petroleum Corp., Ltd.	77,366	438,793
Bharti Airtel, Ltd.	214,387	1,076,477
Bharti Infratel, Ltd.	40,967	158,046
Bosch, Ltd.	845	200,283
Britannia Industries, Ltd.	6,960	276,988
Cipla, Ltd.	43,832	350,548
Coal India, Ltd.	146,665	538,089
Container Corp. Of India, Ltd.	25,257	207,830
Dabur India, Ltd.	66,812	386,339
Divi's Laboratories, Ltd.	9,808	226,915
Dr Reddy's Laboratories, Ltd. ADR (b)	428	16,037

See accompanying notes to financial statements.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Dr Reddy's Laboratories, Ltd.	13,203	$ 489,521
Eicher Motors, Ltd.	1,590	440,646
GAIL India, Ltd.	84,507	381,783
GAIL India, Ltd. GDR	1,904	51,598
Glenmark Pharmaceuticals, Ltd.	16,028	102,747
Godrej Consumer Products, Ltd.	42,516	408,176
Grasim Industries, Ltd.	35,188	466,438
Havells India, Ltd.	30,412	345,193
HCL Technologies, Ltd.	64,754	999,769
Hero MotoCorp, Ltd.	6,397	240,024
Hindalco Industries, Ltd.	147,292	442,127
Hindustan Petroleum Corp., Ltd.	75,023	314,156
Hindustan Unilever, Ltd.	77,632	2,011,892
Housing Development Finance Corp., Ltd.	197,332	6,273,229
ICICI Bank, Ltd. ADR	2,650	33,364
ICICI Bank, Ltd.	279,617	1,768,987
ICICI Lombard General Insurance Co., Ltd. (c)	16,129	259,129
Indiabulls Housing Finance, Ltd.	34,848	306,439
Indian Oil Corp., Ltd.	224,063	505,564
Infosys, Ltd. ADR (b)	1,518	16,243
Infosys, Ltd.	416,644	4,416,478
InterGlobe Aviation, Ltd. (c)	11,358	256,202
ITC, Ltd.	410,060	1,626,517
JSW Steel, Ltd.	106,353	426,244
Larsen & Toubro, Ltd. GDR	1,235	27,602
Larsen & Toubro, Ltd.	55,716	1,259,043
LIC Housing Finance, Ltd.	37,880	306,761
Lupin, Ltd.	26,873	293,149
Mahindra & Mahindra Financial Services, Ltd.	38,757	216,925
Mahindra & Mahindra, Ltd. GDR	2,150	19,995
Mahindra & Mahindra, Ltd.	86,830	824,682
Marico, Ltd.	54,929	294,390
Maruti Suzuki India, Ltd.	12,629	1,196,350
Motherson Sumi Systems, Ltd.	120,996	214,113
Nestle India, Ltd.	2,750	475,122
NTPC, Ltd.	282,654	577,777
Oil & Natural Gas Corp., Ltd.	300,026	730,207
Page Industries, Ltd.	700	210,444
Petronet LNG, Ltd.	76,614	272,981
Pidilite Industries, Ltd.	14,662	258,288
Piramal Enterprises, Ltd.	10,449	294,423
Power Grid Corp. of India, Ltd.	218,087	650,525
REC, Ltd.	86,724	207,427
Reliance Industries, Ltd. GDR (c)	615	22,232
Reliance Industries, Ltd.	342,927	6,229,843
Shree Cement, Ltd.	1,040	326,942
Shriram Transport Finance Co., Ltd.	17,900	280,062
State Bank of India (a)	201,484	1,058,975
State Bank of India GDR (a)	1,160	60,088
Sun Pharmaceutical Industries, Ltd.	100,022	581,563
Tata Consultancy Services, Ltd.	107,728	3,477,136
Security Description	Shares	Value
Tata Motors, Ltd. ADR (a)(b)	541	$ 6,319
Tata Motors, Ltd. (a)	186,403	438,683
Tata Power Co., Ltd.	138,650	138,595
Tata Steel, Ltd.	32,077	234,580
Tata Steel, Ltd. GDR	10,534	75,845
Tech Mahindra, Ltd.	56,238	576,373
Titan Co., Ltd.	37,028	714,168
UltraTech Cement, Ltd.	11,464	755,160
United Spirits, Ltd. (a)	35,264	298,782
UPL, Ltd.	42,477	579,057
Vedanta, Ltd.	219,776	554,952
Vedanta, Ltd. ADR	366	3,722
Vodafone Idea, Ltd. (a)	888,585	155,762
Wipro, Ltd. ADR (b)	24,721	107,042
Wipro, Ltd.	116,536	474,146
Yes Bank, Ltd.	212,792	334,474
Zee Entertainment Enterprises, Ltd.	57,992	283,081
		59,606,089
INDONESIA — 2.1%
Adaro Energy Tbk PT	1,859,800	179,036
Astra International Tbk PT	2,417,100	1,274,634
Bank Central Asia Tbk PT	1,179,100	2,501,753
Bank Mandiri Persero Tbk PT	2,228,800	1,266,050
Bank Negara Indonesia Persero Tbk PT	910,800	593,124
Bank Rakyat Indonesia Persero Tbk PT	6,633,900	2,047,341
Bank Tabungan Negara Persero Tbk PT	468,600	81,597
Barito Pacific Tbk PT	626,800	142,419
Bukit Asam Tbk PT	383,100	80,267
Bumi Serpong Damai Tbk PT (a)	1,003,000	108,979
Charoen Pokphand Indonesia Tbk PT	929,600	311,238
Gudang Garam Tbk PT	59,000	321,049
Hanjaya Mandala Sampoerna Tbk PT	1,148,100	255,178
Indah Kiat Pulp & Paper Corp. Tbk PT	354,200	235,047
Indocement Tunggal Prakarsa Tbk PT	226,400	320,510
Indofood CBP Sukses Makmur Tbk PT	299,700	215,322
Indofood Sukses Makmur Tbk PT	561,500	279,210
Jasa Marga Persero Tbk PT	247,489	100,292
Kalbe Farma Tbk PT	2,684,100	277,387
Pabrik Kertas Tjiwi Kimia Tbk PT	177,100	157,638
Pakuwon Jati Tbk PT	2,231,900	115,327
Perusahaan Gas Negara Tbk PT	1,369,000	204,466
Semen Indonesia Persero Tbk PT	364,300	298,480
Surya Citra Media Tbk PT	683,500	77,893
Telekomunikasi Indonesia Persero Tbk PT	5,918,100	1,734,272
Unilever Indonesia Tbk PT	181,700	578,765

See accompanying notes to financial statements.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
United Tractors Tbk PT	205,000	$ 409,202
		14,166,476
LUXEMBOURG — 0.0% (e)
Reinet Investments SCA	18,630	300,141
MALAYSIA — 2.1%
AirAsia Group Bhd	175,900	116,203
Alliance Bank Malaysia Bhd	115,600	105,180
AMMB Holdings Bhd	212,200	217,206
Axiata Group Bhd	334,022	402,524
British American Tobacco Malaysia Bhd	18,500	128,929
CIMB Group Holdings Bhd	570,088	742,183
Dialog Group Bhd	444,400	350,573
DiGi.Com Bhd	369,600	451,659
Fraser & Neave Holdings Bhd	15,100	126,281
Gamuda Bhd	202,900	184,611
Genting Bhd	262,100	429,381
Genting Malaysia Bhd	366,800	287,582
Genting Plantations Bhd	28,800	69,691
HAP Seng Consolidated Bhd	77,700	187,082
Hartalega Holdings Bhd	162,500	206,050
Hong Leong Bank Bhd	78,500	360,919
Hong Leong Financial Group Bhd	26,800	120,235
IHH Healthcare Bhd	276,700	388,351
IJM Corp. Bhd	320,100	185,902
IOI Corp. Bhd	240,700	247,544
Kuala Lumpur Kepong Bhd	52,600	312,609
Malayan Banking Bhd	471,781	1,013,773
Malaysia Airports Holdings Bhd	117,000	241,503
Maxis Bhd	286,700	386,429
MISC Bhd	142,700	246,898
Nestle Malaysia Bhd	8,700	313,895
Petronas Chemicals Group Bhd	285,900	581,140
Petronas Dagangan Bhd	29,200	179,475
Petronas Gas Bhd	70,300	295,320
PPB Group Bhd	68,720	310,965
Press Metal Aluminium Holdings Bhd	163,300	173,871
Public Bank Bhd	371,300	2,066,521
QL Resources Bhd	81,800	135,393
RHB Capital Bhd	116,810	158,008
Sime Darby Bhd	295,469	161,587
Sime Darby Plantation Bhd	244,569	291,175
Sime Darby Property Bhd	365,569	91,116
SP Setia Bhd Group	208,889	109,183
Telekom Malaysia Bhd	127,600	123,509
Tenaga Nasional Bhd	373,400	1,250,540
Top Glove Corp. Bhd	180,700	214,697
Westports Holdings Bhd	98,400	93,816
YTL Corp. Bhd	386,796	104,830
		14,164,339
MEXICO — 2.4%
Alfa SAB de CV Class A	359,840	352,504
Alsea SAB de CV (a)(b)	62,700	123,692
Security Description	Shares	Value
America Movil SAB de CV Series L	4,073,521	$ 2,966,354
Arca Continental SAB de CV	52,300	282,575
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B	216,816	332,362
Cemex SAB de CV Series CPO	1,805,417	762,138
Coca-Cola Femsa SAB de CV	62,400	386,191
El Puerto de Liverpool SAB de CV Series C1	25,300	141,002
Fibra Uno Administracion SA de CV REIT	377,658	500,487
Fomento Economico Mexicano SAB de CV	232,580	2,248,121
Gruma SAB de CV Class B	26,060	244,910
Grupo Aeroportuario del Pacifico SAB de CV Class B	42,500	442,174
Grupo Aeroportuario del Sureste SAB de CV Class B	24,685	400,220
Grupo Bimbo SAB de CV Class A (b)	194,415	404,887
Grupo Carso SAB de CV Series A1 (b)	60,000	223,739
Grupo Financiero Banorte SAB de CV Series O	310,203	1,800,024
Grupo Financiero Inbursa SAB de CV Series O (b)	275,826	398,700
Grupo Mexico SAB de CV Class B	418,236	1,112,878
Grupo Televisa SAB Series CPO (b)	286,129	482,550
Industrias Penoles SAB de CV	17,115	220,347
Infraestructura Energetica Nova SAB de CV	65,700	258,298
Kimberly-Clark de Mexico SAB de CV Class A (a)(b)	180,789	335,480
Megacable Holdings SAB de CV	37,300	158,817
Mexichem SAB de CV	124,310	261,475
Promotora y Operadora de Infraestructura SAB de CV	28,350	281,970
Wal-Mart de Mexico SAB de CV	626,194	1,707,626
		16,829,521
PAKISTAN — 0.0% (e)
Habib Bank, Ltd.	66,000	46,793
MCB Bank, Ltd.	48,800	53,290
Oil & Gas Development Co., Ltd.	76,400	62,885
		162,968
PERU — 0.4%
Cia de Minas Buenaventura SAA ADR	25,600	426,752
Credicorp, Ltd.	8,100	1,854,171
Southern Copper Corp.	10,267	398,873
		2,679,796
PHILIPPINES — 1.1%
Aboitiz Equity Ventures, Inc.	250,890	269,327

See accompanying notes to financial statements.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Aboitiz Power Corp.	192,500	$ 130,750
Alliance Global Group, Inc.	521,500	157,157
Ayala Corp.	33,785	589,515
Ayala Land, Inc.	878,700	871,239
Bank of the Philippine Islands	104,979	160,844
BDO Unibank, Inc.	234,459	640,661
DMCI Holdings, Inc.	443,930	89,245
Globe Telecom, Inc.	4,360	192,492
GT Capital Holdings, Inc.	11,113	203,888
International Container Terminal Services, Inc.	116,140	331,861
JG Summit Holdings, Inc.	349,560	459,849
Jollibee Foods Corp.	53,440	293,928
Manila Electric Co.	29,080	219,654
Megaworld Corp.	1,462,000	174,065
Metro Pacific Investments Corp.	1,727,000	161,796
Metropolitan Bank & Trust Co.	192,113	267,162
PLDT, Inc.	11,071	278,747
Robinsons Land Corp.	250,186	128,670
Security Bank Corp.	25,200	83,615
SM Investments Corp.	28,660	542,042
SM Prime Holdings, Inc.	1,206,100	873,354
Universal Robina Corp.	108,760	352,379
		7,472,240
POLAND — 1.1%
Alior Bank SA (a)	11,309	151,082
Bank Millennium SA (a)	70,894	177,938
Bank Polska Kasa Opieki SA	20,310	608,886
CCC SA	3,605	162,985
CD Projekt SA	8,452	487,964
Cyfrowy Polsat SA	32,750	261,354
Dino Polska SA (a)(c)	6,152	215,944
Grupa Lotos SA	11,534	261,968
Jastrzebska Spolka Weglowa SA (a)	5,878	74,397
KGHM Polska Miedz SA (a)	17,033	472,733
LPP SA	159	325,743
mBank SA	1,908	220,004
Orange Polska SA (a)	76,094	136,407
PGE Polska Grupa Energetyczna SA (a)	104,212	268,047
Polski Koncern Naftowy ORLEN SA	35,718	861,822
Polskie Gornictwo Naftowe i Gazownictwo SA	213,120	303,461
Powszechna Kasa Oszczednosci Bank Polski SA	104,449	1,199,320
Powszechny Zaklad Ubezpieczen SA	72,076	843,837
Santander Bank Polska SA	4,246	422,186
		7,456,078
QATAR — 0.9%
Barwa Real Estate Co.	23,102	216,983
Commercial Bank PQSC	245,580	309,567
Industries Qatar QSC	216,280	683,068
Security Description	Shares	Value
Masraf Al Rayan QSC	461,680	$ 483,076
Mesaieed Petrochemical Holding Co.	522,680	374,650
Ooredoo QSC	9,694	174,139
Qatar Electricity & Water Co. QSC	60,120	275,070
Qatar Fuel QSC	57,800	340,649
Qatar Insurance Co. SAQ	20,042	192,976
Qatar Islamic Bank SAQ	137,890	629,002
Qatar National Bank QPSC	541,240	2,828,643
		6,507,823
ROMANIA — 0.1%
NEPI Rockcastle PLC	44,591	409,221
RUSSIA — 3.9%
Alrosa PJSC	303,397	414,342
Gazprom PJSC	1,274,538	4,708,162
Inter RAO UES PJSC	4,002,928	287,106
LUKOIL PJSC	49,352	4,165,285
Magnit PJSC GDR	1,025	14,939
Magnit PJSC	10,438	617,840
Magnitogorsk Iron & Steel Works PJSC	287,300	205,540
MMC Norilsk Nickel PJSC	7,564	1,714,866
Mobile TeleSystems PJSC ADR	49,670	462,428
Mobile TeleSystems PJSC	25,901	117,217
Moscow Exchange MICEX-RTS PJSC (a)	174,991	249,912
Novatek PJSC GDR	1,100	233,200
Novatek PJSC	101,850	2,150,194
Novolipetsk Steel PJSC	146,523	371,215
PhosAgro PJSC GDR	14,306	187,695
Polymetal International PLC	22,767	288,828
Polyus PJSC (a)	3,245	299,445
Rosneft Oil Co. PJSC	139,091	912,719
Sberbank of Russia PJSC	1,303,044	4,925,020
Severstal PJSC	25,560	434,165
Surgutneftegas PJSC Preference Shares	825,000	559,025
Surgutneftegas PJSC	905,000	377,066
Tatneft PJSC	182,306	2,244,033
Transneft PJSC Preference Shares	60	157,432
VTB Bank PJSC	416,030,000	263,763
X5 Retail Group NV GDR	14,940	512,293
		26,873,730
SAUDI ARABIA — 1.3%
Advanced Petrochemical Co.	5,562	88,986
Al Rajhi Bank	73,168	1,357,908
Alinma Bank	43,531	282,759
Almarai Co. JSC	14,754	207,329
Bank AlBilad (a)	21,534	156,183
Bank Al-Jazira	23,280	94,231
Banque Saudi Fransi	32,180	363,824
Bupa Arabia for Cooperative Insurance Co.	1,520	39,031
Co. for Cooperative Insurance (a)	3,492	65,180

See accompanying notes to financial statements.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Dar Al Arkan Real Estate Development Co.	30,402	$ 95,172
Emaar Economic City (a)	21,616	57,351
Etihad Etisalat Co. (a)	22,023	141,055
Jarir Marketing Co.	3,454	152,150
National Commercial Bank	71,634	1,058,202
National Industrialization Co. (a)	18,893	85,340
Rabigh Refining & Petrochemical Co. (a)	12,456	68,620
Riyad Bank	71,395	510,202
Samba Financial Group	58,341	550,702
Saudi Airlines Catering Co.	2,262	51,510
Saudi Arabian Fertilizer Co.	9,825	222,161
Saudi Arabian Mining Co. (a)	24,254	314,311
Saudi Basic Industries Corp.	44,794	1,364,036
Saudi British Bank	13,158	145,255
Saudi Cement Co.	4,316	80,675
Saudi Electricity Co.	49,158	245,118
Saudi Industrial Investment Group	12,756	83,810
Saudi International Petrochemical Co.	20,951	115,530
Saudi Kayan Petrochemical Co. (a)	43,002	140,120
Saudi Telecom Co.	23,833	662,195
Savola Group	15,293	133,346
Yanbu National Petrochemical Co.	13,283	223,140
		9,155,432
SINGAPORE — 0.0% (e)
BOC Aviation, Ltd. (c)	26,200	219,996
SOUTH AFRICA — 5.6%
Absa Group, Ltd.	86,015	1,073,567
Anglo American Platinum, Ltd.	6,599	391,660
AngloGold Ashanti, Ltd.	49,196	886,182
Aspen Pharmacare Holdings, Ltd.	49,100	349,763
Bid Corp., Ltd.	40,002	870,860
Bidvest Group, Ltd.	34,149	458,549
Capitec Bank Holdings, Ltd.	5,504	506,924
Clicks Group, Ltd. (b)	31,021	451,612
Discovery, Ltd.	45,625	482,450
Exxaro Resources, Ltd.	30,772	375,320
FirstRand, Ltd.	402,306	1,955,719
Fortress REIT, Ltd. Class A,	132,706	201,771
Foschini Group, Ltd.	27,295	348,997
Gold Fields, Ltd.	103,612	563,937
Growthpoint Properties, Ltd. REIT	353,879	609,321
Investec, Ltd.	35,166	229,082
Kumba Iron Ore, Ltd. (b)	8,059	285,400
Liberty Holdings, Ltd.	16,199	121,378
Life Healthcare Group Holdings, Ltd.	159,244	253,413
MMI Holdings, Ltd.	104,070	140,002
Mondi, Ltd.	14,271	320,776
Mr. Price Group, Ltd.	32,306	454,787
MTN Group, Ltd. (b)	202,604	1,533,763
MultiChoice Group, Ltd. (a)	53,823	511,349
Security Description	Shares	Value
Naspers, Ltd. Class N	52,892	$ 12,826,186
Nedbank Group, Ltd.	44,120	792,212
Netcare, Ltd. (b)	142,508	181,707
Old Mutual, Ltd.	589,748	886,635
Pick n Pay Stores, Ltd.	44,061	215,599
PSG Group, Ltd.	18,510	313,736
Rand Merchant Investment Holdings, Ltd.	83,859	202,017
Redefine Properties, Ltd. REIT	693,656	444,688
Remgro, Ltd.	63,125	841,144
RMB Holdings, Ltd.	92,417	553,142
Sanlam, Ltd.	213,204	1,181,741
Sappi, Ltd.	64,084	249,451
Sasol, Ltd. (b)	67,205	1,669,062
Shoprite Holdings, Ltd.	55,391	619,303
SPAR Group, Ltd.	23,362	309,527
Standard Bank Group, Ltd.	154,807	2,159,092
Telkom SA SOC, Ltd.	36,438	238,221
Tiger Brands, Ltd. (b)	19,448	308,520
Truworths International, Ltd.	56,221	279,087
Vodacom Group, Ltd.	76,554	649,674
Woolworths Holdings, Ltd. (b)	125,424	434,765
		38,732,091
SOUTH KOREA — 12.0%
Amorepacific Corp.	3,831	545,793
Amorepacific Corp. Preference Shares	1,181	88,167
AMOREPACIFIC Group	3,621	195,374
BGF retail Co., Ltd.	940	171,775
BNK Financial Group, Inc.	34,469	223,594
Celltrion Healthcare Co., Ltd. (a)	5,950	291,149
Celltrion Pharm, Inc. (a)	1,928	80,232
Celltrion, Inc. (a)	10,496	1,868,036
Cheil Worldwide, Inc.	8,082	205,786
CJ CheilJedang Corp.	1,023	263,137
CJ Corp.	1,927	168,559
CJ Corp. Preference Shares (a)(f)	253	8,034
CJ ENM Co., Ltd.	1,368	209,705
CJ Logistics Corp. (a)	931	108,448
Coway Co., Ltd.	6,271	420,366
Daelim Industrial Co., Ltd.	3,456	344,208
Daewoo Engineering & Construction Co., Ltd. (a)	19,772	84,592
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a)	5,183	146,784
DB Insurance Co., Ltd.	6,060	311,227
Doosan Bobcat, Inc. (a)	5,246	165,379
E-MART, Inc.	2,554	309,670
Fila Korea, Ltd.	5,908	392,451
GS Engineering & Construction Corp.	7,569	264,504
GS Holdings Corp.	6,621	293,591
GS Retail Co., Ltd.	3,214	109,393
Hana Financial Group, Inc.	35,848	1,161,144
Hankook Tire & Technology Co., Ltd.	9,159	278,423

See accompanying notes to financial statements.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Hanmi Pharm Co., Ltd.	787	$ 275,363
Hanmi Science Co., Ltd.	1,686	99,584
Hanon Systems	22,868	230,730
Hanwha Chemical Corp.	12,733	250,326
Hanwha Corp.	5,038	116,498
Hanwha Life Insurance Co., Ltd.	34,930	99,074
HDC Hyundai Development Co-Engineering & Construction	3,370	126,961
Helixmith Co., Ltd. (a)	1,656	241,806
HLB, Inc. (a)(b)	4,213	128,800
Hotel Shilla Co., Ltd.	3,859	324,187
Hyundai Construction Equipment Co., Ltd.	4	140
Hyundai Department Store Co., Ltd.	1,795	128,564
Hyundai Engineering & Construction Co., Ltd.	9,259	429,812
Hyundai Glovis Co., Ltd.	2,337	325,862
Hyundai Heavy Industries Holdings Co., Ltd.	1,234	346,266
Hyundai Marine & Fire Insurance Co., Ltd.	7,982	196,673
Hyundai Mobis Co., Ltd.	8,142	1,660,625
Hyundai Motor Co.	17,880	2,167,930
Hyundai Motor Co. Preference Shares (g)	4,501	336,410
Hyundai Motor Co. Preference Shares (g)	3,075	210,655
Hyundai Steel Co.	9,783	354,159
Industrial Bank of Korea	30,793	374,695
Kakao Corp.	5,961	678,882
Kangwon Land, Inc.	14,360	376,209
KB Financial Group, Inc.	47,479	1,885,344
KCC Corp.	749	178,712
Kia Motors Corp.	31,461	1,198,878
Korea Aerospace Industries, Ltd.	9,041	281,491
Korea Electric Power Corp. (a)	30,600	677,114
Korea Gas Corp.	3,203	117,063
Korea Investment Holdings Co., Ltd.	5,047	352,741
Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	4,661	478,351
Korea Zinc Co., Ltd.	1,035	426,675
Korean Air Lines Co., Ltd.	5,857	146,850
KT&G Corp.	13,937	1,188,927
Kumho Petrochemical Co., Ltd.	2,301	194,100
LG Chem, Ltd.	5,483	1,683,388
LG Chem, Ltd. Preference Shares	922	156,109
LG Corp.	11,312	753,382
LG Display Co., Ltd. (a)	28,251	436,739
LG Electronics, Inc.	12,684	871,122
LG Household & Health Care, Ltd.	1,119	1,272,461
LG Household & Health Care, Ltd. Preference Shares	263	183,586
LG Innotek Co., Ltd.	1,885	177,946
LG Uplus Corp.	13,330	167,397
Security Description	Shares	Value
Lotte Chemical Corp.	2,143	$ 468,633
Lotte Corp. (a)	3,364	128,191
Lotte Shopping Co., Ltd.	1,454	202,111
Medy-Tox, Inc.	555	216,299
Meritz Securities Co., Ltd.	35,505	164,818
Mirae Asset Daewoo Co., Ltd.	48,701	345,017
NAVER Corp.	16,742	1,652,958
NCSoft Corp.	1,962	810,526
Netmarble Corp. (a)(c)	3,142	307,492
NH Investment & Securities Co., Ltd.	18,082	227,072
OCI Co., Ltd.	2,194	177,283
Orange Life Insurance, Ltd. (c)	3,722	102,023
Orion Corp/Republic of Korea	2,574	206,205
Ottogi Corp.	142	84,242
Pan Ocean Co., Ltd. (a)	33,430	134,340
Pearl Abyss Corp. (a)	670	123,190
POSCO	9,380	1,986,238
POSCO Chemtech Co., Ltd.	3,021	140,238
Posco International Corp.	5,887	93,558
S-1 Corp.	2,213	187,060
Samsung Biologics Co., Ltd. (a)(c)	2,065	572,295
Samsung C&T Corp.	10,182	843,907
Samsung Card Co., Ltd.	3,365	111,326
Samsung Electro-Mechanics Co., Ltd. (b)	6,669	564,871
Samsung Electronics Co., Ltd. Preference Shares	98,418	3,260,285
Samsung Electronics Co., Ltd.	575,662	23,432,308
Samsung Engineering Co., Ltd. (a)	19,505	289,707
Samsung Fire & Marine Insurance Co., Ltd.	3,674	852,754
Samsung Heavy Industries Co., Ltd. (a)	53,830	380,421
Samsung Life Insurance Co., Ltd.	8,336	603,551
Samsung SDI Co., Ltd.	6,569	1,345,489
Samsung SDS Co., Ltd.	4,151	772,931
Samsung Securities Co., Ltd.	7,444	252,077
Shinhan Financial Group Co., Ltd.	54,528	2,120,389
Shinsegae, Inc.	883	230,185
SillaJen, Inc. (a)(b)	7,464	319,336
SK Holdings Co., Ltd.	4,197	843,289
SK Hynix, Inc.	65,323	3,931,883
SK Innovation Co., Ltd.	6,620	911,601
SK Telecom Co., Ltd.	2,403	539,018
S-Oil Corp.	5,657	410,073
Woori Financial Group, Inc.	56,737	690,387
Yuhan Corp.	1,150	243,515
		82,297,200
TAIWAN — 10.5%
Acer, Inc. (a)	356,000	220,641
Advantech Co., Ltd.	42,098	357,825
Airtac International Group	15,000	168,065
ASE Technology Holding Co., Ltd.	412,307	816,397

See accompanying notes to financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Asia Cement Corp.	276,000	$ 422,537
Asustek Computer, Inc.	84,000	603,100
AU Optronics Corp.	1,058,000	316,792
Catcher Technology Co., Ltd.	78,000	558,766
Cathay Financial Holding Co., Ltd.	900,000	1,245,996
Chailease Holding Co., Ltd.	141,560	585,665
Chang Hwa Commercial Bank, Ltd.	678,075	457,370
Cheng Shin Rubber Industry Co., Ltd.	240,000	309,857
Chicony Electronics Co., Ltd.	71,788	176,584
China Airlines, Ltd.	333,000	105,498
China Development Financial Holding Corp.	1,512,000	461,007
China Life Insurance Co., Ltd.	342,386	273,935
China Steel Corp.	1,409,000	1,131,845
Chunghwa Telecom Co., Ltd.	454,000	1,651,733
Compal Electronics, Inc.	514,000	336,770
CTBC Financial Holding Co., Ltd.	2,246,040	1,543,906
Delta Electronics, Inc.	233,000	1,181,523
E.Sun Financial Holding Co., Ltd.	1,163,513	973,980
Eclat Textile Co., Ltd.	21,550	276,144
Eva Airways Corp.	257,924	124,148
Evergreen Marine Corp. Taiwan, Ltd.	265,152	106,284
Far Eastern New Century Corp.	392,000	422,801
Far EasTone Telecommunications Co., Ltd.	190,000	478,984
Feng TAY Enterprise Co., Ltd.	35,880	279,559
First Financial Holding Co., Ltd.	1,177,170	864,131
Formosa Chemicals & Fibre Corp.	420,000	1,392,811
Formosa Petrochemical Corp.	147,000	522,980
Formosa Plastics Corp.	533,000	1,964,890
Formosa Taffeta Co., Ltd.	98,000	123,370
Foxconn Technology Co., Ltd.	117,830	239,382
Fubon Financial Holding Co., Ltd. (a)	794,000	1,172,102
Giant Manufacturing Co., Ltd.	35,000	273,829
Globalwafers Co., Ltd.	27,000	273,395
Highwealth Construction Corp.	109,000	173,540
Hiwin Technologies Corp.	28,336	237,201
Hon Hai Precision Industry Co., Ltd.	1,492,800	3,720,044
Hotai Motor Co., Ltd.	35,000	572,450
Hua Nan Financial Holdings Co., Ltd.	893,354	599,702
Innolux Corp.	1,097,000	258,891
Inventec Corp.	321,000	255,275
Largan Precision Co., Ltd.	12,000	1,489,399
Lite-On Technology Corp.	258,958	379,355
MediaTek, Inc.	181,000	1,829,843
Mega Financial Holding Co., Ltd.	1,299,000	1,292,329
Micro-Star International Co., Ltd.	84,000	237,995
Nan Ya Plastics Corp.	616,000	1,558,866
Nanya Technology Corp.	154,000	319,806
Nien Made Enterprise Co., Ltd.	20,000	150,357
Security Description	Shares	Value
Novatek Microelectronics Corp.	73,000	$ 406,607
Pegatron Corp.	233,000	402,843
Phison Electronics Corp.	20,000	182,231
Pou Chen Corp.	272,000	337,159
Powertech Technology, Inc.	88,000	215,329
President Chain Store Corp.	68,000	657,899
Quanta Computer, Inc.	322,000	626,179
Realtek Semiconductor Corp.	56,000	411,983
Ruentex Development Co., Ltd.	63,840	91,260
Ruentex Industries, Ltd.	42,600	103,553
Shanghai Commercial & Savings Bank, Ltd.	366,000	662,251
Shin Kong Financial Holding Co., Ltd.	1,236,393	375,382
SinoPac Financial Holdings Co., Ltd.	1,273,457	535,057
Standard Foods Corp.	48,512	94,808
Synnex Technology International Corp.	173,700	218,107
TaiMed Biologics, Inc. (a)	23,000	117,742
Taishin Financial Holding Co., Ltd.	1,117,176	514,355
Taiwan Business Bank	510,056	224,159
Taiwan Cement Corp.	548,300	812,930
Taiwan Cooperative Financial Holding Co., Ltd.	1,096,868	734,553
Taiwan High Speed Rail Corp.	251,000	369,314
Taiwan Mobile Co., Ltd.	192,000	757,256
Taiwan Semiconductor Manufacturing Co., Ltd.	2,969,000	22,846,182
Tatung Co., Ltd. (a)	226,000	136,432
Uni-President Enterprises Corp.	577,000	1,536,338
United Microelectronics Corp.	1,406,000	631,488
Vanguard International Semiconductor Corp.	110,000	230,912
Walsin Technology Corp.	39,000	205,927
Win Semiconductors Corp.	42,000	269,096
Winbond Electronics Corp.	358,000	175,199
Wistron Corp.	352,101	274,339
WPG Holdings, Ltd.	192,880	250,574
Yageo Corp.	32,556	276,720
Yuanta Financial Holding Co., Ltd.	1,184,000	710,945
Zhen Ding Technology Holding, Ltd.	55,000	176,017
		72,060,781
THAILAND — 2.9%
Advanced Info Service PCL	120,900	859,418
Advanced Info Service PCL NVDR	21,000	149,278
Airports of Thailand PCL	480,100	1,150,643
Airports of Thailand PCL NVDR	31,600	75,735
Bangkok Bank PCL	12,400	80,463
Bangkok Bank PCL NVDR	44,300	284,572
Bangkok Dusit Medical Services PCL	467,900	396,687

See accompanying notes to financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Bangkok Dusit Medical Services PCL NVDR	653,900	$ 554,378
Bangkok Expressway & Metro PCL	859,899	319,649
Bangkok Expressway & Metro PCL NVDR	65,100	24,200
Banpu PCL	233,700	114,307
Banpu PCL NVDR	284,700	139,252
Berli Jucker PCL	136,800	225,268
Berli Jucker PCL NVDR	12,800	21,078
BTS Group Holdings PCL NVDR	59,800	23,399
BTS Group Holdings PCL	664,284	259,930
Bumrungrad Hospital PCL	41,200	227,042
Bumrungrad Hospital PCL NVDR	10,500	57,862
Central Pattana PCL NVDR	108,500	265,346
Central Pattana PCL	158,800	388,359
Charoen Pokphand Foods PCL	406,500	374,456
Charoen Pokphand Foods PCL NVDR	28,900	26,622
CP ALL PCL NVDR	110,500	309,872
CP ALL PCL	587,300	1,646,949
Electricity Generating PCL	16,000	169,561
Electricity Generating PCL NVDR	18,300	193,935
Energy Absolute PCL	149,800	272,319
Energy Absolute PCL NVDR	47,700	86,713
Gulf Energy Development PCL	54,400	218,185
Gulf Energy Development PCL NVDR	12,800	51,338
Home Product Center PCL	469,200	267,743
Home Product Center PCL NVDR	233,300	133,129
Indorama Ventures PCL	197,700	302,988
Indorama Ventures PCL NVDR	15,800	24,214
Intouch Holdings PCL NVDR	247,800	507,033
IRPC PCL	1,142,700	186,305
IRPC PCL NVDR	112,600	18,358
Kasikornbank PCL	124,300	768,072
Kasikornbank PCL NVDR	115,400	707,433
Krung Thai Bank PCL	413,900	263,179
Krung Thai Bank PCL NVDR	31,500	20,029
Land & Houses PCL	380,453	137,704
Land & Houses PCL NVDR	468,700	169,644
Minor International PCL	274,500	366,985
Minor International PCL NVDR	54,600	72,996
Muangthai Capital PCL NVDR	15,400	28,372
Muangthai Capital PCL	69,300	127,674
PTT Exploration & Production PCL	152,800	672,634
PTT Exploration & Production PCL NVDR	12,800	56,346
PTT Global Chemical PCL	256,400	535,081
PTT Global Chemical PCL NVDR	21,100	44,034
PTT PCL NVDR	130,700	207,765
PTT PCL	1,235,200	1,963,512
Ratch Group PCL NVDR	85,200	185,444
Robinson PCL	56,000	102,715
Security Description	Shares	Value
Siam Cement PCL	43,779	$ 673,798
Siam Cement PCL NVDR	48,500	746,458
Siam Commercial Bank PCL NVDR	14,200	64,593
Siam Commercial Bank PCL	86,600	393,925
Thai Oil PCL	129,000	279,726
Thai Oil PCL NVDR	9,400	20,383
Thai Union Group PCL NVDR	181,300	108,186
Thai Union Group PCL Class F	212,900	127,042
TMB Bank PCL	1,388,800	88,760
Total Access Communication PCL NVDR	83,100	143,615
True Corp. PCL	1,201,637	229,219
		19,711,910
TURKEY — 0.5%
Akbank T.A.S. (a)	339,197	398,779
Anadolu Efes Biracilik Ve Malt Sanayii A/S	25,464	87,566
Arcelik A/S (a)	29,278	98,454
Aselsan Elektronik Sanayi Ve Ticaret A/S	45,998	143,147
BIM Birlesik Magazalar A/S	25,192	346,913
Eregli Demir ve Celik Fabrikalari TAS	174,073	236,853
Ford Otomotiv Sanayi A/S	8,854	95,673
Haci Omer Sabanci Holding A/S	123,186	182,947
KOC Holding A/S	98,838	299,727
TAV Havalimanlari Holding A/S	25,559	119,311
Tupras Turkiye Petrol Rafinerileri A/S	14,837	294,996
Turk Hava Yollari AO (a)	73,784	164,432
Turkcell Iletisim Hizmetleri A/S	142,555	315,474
Turkiye Garanti Bankasi A/S (a)	290,160	456,510
Turkiye Is Bankasi A/S Class C (a)	208,418	218,003
Turkiye Sise ve Cam Fabrikalari A/S	88,491	79,403
		3,538,188
UNITED ARAB EMIRATES — 0.7%
Abu Dhabi Commercial Bank PJSC	331,873	749,914
Aldar Properties PJSC	475,067	244,443
DP World PLC	20,095	319,511
Dubai Islamic Bank PJSC	205,183	286,563
Emaar Development PJSC	93,955	102,571
Emaar Malls PJSC	305,084	168,607
Emaar Properties PJSC	438,405	527,545
Emirates Telecommunications Group Co. PJSC	207,520	942,361
First Abu Dhabi Bank PJSC	325,379	1,316,345
		4,657,860
TOTAL COMMON STOCKS (Cost $548,124,187)		658,581,351

See accompanying notes to financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
WARRANTS — 0.9%
SWITZERLAND — 0.9%
UBS AG (expiring 5/28/20) (a)	2,190	$ 2,112,308
UBS AG (expiring 5/29/20) (a)	2,012	1,940,622
UBS AG (expiring 8/30/19) (a)	2,530	2,440,246
		6,493,176
THAILAND — 0.0% (e)
Minor International PCL (expiring 9/30/21) (a)	13,725	2,484
TOTAL WARRANTS (Cost $5,932,540)		6,495,660
RIGHTS — 0.0% (e)
CHILE — 0.0% (e)
Enel Americas SA (expiring 7/26/19) (a)	1,168,911	17,156
CHINA — 0.0% (e)
Legend Holdings Corp. (a) (d)	3,446	—
SOUTH KOREA — 0.0% (e)
Helixmith Co., Ltd. (expiring 08/06/19) (a) (f)	110	3,106
TOTAL RIGHTS (Cost $0)		20,262
SHORT-TERM INVESTMENTS — 3.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (h) (i)	17,120,939	17,120,939
State Street Navigator Securities Lending Portfolio II (j) (k)	8,669,023	8,669,023
TOTAL SHORT-TERM INVESTMENTS (Cost $25,789,962)		25,789,962
TOTAL INVESTMENTS — 100.3% (Cost $579,846,689)		690,887,235
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(2,405,679)
NET ASSETS — 100.0%		$ 688,481,556

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.3% of net assets as of June 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2019, total aggregate fair value of the security is $167,696, representing less than 0.05% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2019, total aggregate fair value of securities is $11,140, representing less than 0.05% of net assets.
(g)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2019.
(j)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust

At June 30, 2019, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
Mini MSCI Emerging Markets (long)	418	09/20/2019	$21,440,514	$22,016,060	$575,546
During the period ended June 30, 2019, average notional value related to futures contracts was $24,537,337 or 4% of net assets.
See accompanying notes to financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$645,063,858	$13,349,797	$167,696	$658,581,351
Rights	17,156	3,106	—	20,262
Warrants	6,495,660	—	—	6,495,660
Short-Term Investments	25,789,962	—	—	25,789,962
TOTAL INVESTMENTS	$677,366,636	$13,352,903	$167,696	$690,887,235
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	575,546	—	—	575,546
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 575,546	$ —	$ —	$ 575,546
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$677,942,182	$13,352,903	$167,696	$691,462,781
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,025,892	$ 9,025,892	$ 99,146,432	$ 91,051,385	$—	$—	17,120,939	$17,120,939	$246,661
State Street Navigator Securities Lending Portfolio II	5,297,343	5,297,343	34,017,063	30,645,383	—	—	8,669,023	8,669,023	49,538
Total		$14,323,235	$133,163,495	$121,696,768	$—	$—		$25,789,962	$296,199
See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2019 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value*	$665,097,273
Investments in affiliated issuers, at value	25,789,962
Total Investments	690,887,235
Foreign currency, at value	2,601,318
Cash at broker	453,741
Cash	102
Receivable from broker — accumulated variation margin on open futures contracts	576,675
Receivable for investments sold	7,326
Receivable for fund shares sold	505,879
Dividends receivable — unaffiliated issuers	2,892,887
Dividends receivable — affiliated issuers	35,408
Securities lending income receivable — unaffiliated issuers	8,164
Securities lending income receivable — affiliated issuers	5,595
Receivable from Adviser	94,093
Receivable for foreign taxes recoverable	4,989
TOTAL ASSETS	698,073,412
LIABILITIES
Payable upon return of securities loaned	8,669,023
Payable for investments purchased	7,330
Payable for fund shares repurchased	302,162
Deferred foreign taxes payable	419,490
Advisory fee payable	77,306
Custodian fees payable	3,708
Administration fees payable	27,611
Trustees’ fees and expenses payable	66
Transfer agent fees payable	287
Registration and filing fees payable	3,194
Professional fees payable	22,609
Printing and postage fees payable	5,929
Accrued expenses and other liabilities	53,141
TOTAL LIABILITIES	9,591,856
NET ASSETS	$688,481,556
NET ASSETS CONSIST OF:
Paid-in Capital	$584,212,648
Total distributable earnings (loss)**	104,268,908
NET ASSETS	$688,481,556
Class K
Net Assets	$688,481,556
Shares Outstanding	52,116,617
Net asset value, offering and redemption price per share	$ 13.21
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$554,056,727
Investments in affiliated issuers	25,789,962
Total cost of investments	$579,846,689
Foreign currency, at cost	$ 2,589,772
* Includes investments in securities on loan, at value	$ 18,332,759
** Includes deferred foreign taxes	$ 419,489
See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 12,743
Dividend income — unaffiliated issuers	8,668,577
Dividend income — affiliated issuers	246,661
Unaffiliated securities lending income	59,424
Affiliated securities lending income	49,538
Foreign taxes withheld	(952,575)
TOTAL INVESTMENT INCOME (LOSS)	8,084,368
EXPENSES
Advisory fee	454,108
Administration fees	162,181
License fees	47,121
Custodian fees	238,541
Trustees’ fees and expenses	17,169
Transfer agent fees	3,914
Registration and filing fees	20,618
Professional fees	28,398
Printing and postage fees	10,020
Insurance expense	1,718
Miscellaneous expenses	19,785
TOTAL EXPENSES	1,003,573
Expenses waived/reimbursed by the Adviser	(450,438)
NET EXPENSES	553,135
NET INVESTMENT INCOME (LOSS)	$ 7,531,233
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(6,831,400)
Foreign currency transactions	(162,931)
Futures contracts	(204,866)
Net realized gain (loss)	(7,199,197)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	59,285,405
Foreign currency translations	8,740
Futures contracts	927,446
Net change in unrealized appreciation/depreciation	60,221,591
NET REALIZED AND UNREALIZED GAIN (LOSS)	53,022,394
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$60,553,627
** Includes foreign deferred taxes	$ 39,210
See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 7,531,233	$ 14,391,895
Net realized gain (loss)	(7,199,197)	(3,634,282)
Net change in unrealized appreciation/depreciation	60,221,591	(106,456,557)
Net increase (decrease) in net assets resulting from operations	60,553,627	(95,698,944)
DISTRIBUTIONS TO SHAREHOLDERS:
Class K	—	(16,909,652)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class K
Proceeds from sale of shares sold	106,879,048	272,145,135
Reinvestment of distributions	—	16,751,324
Cost of shares redeemed	(59,381,406)	(203,804,151)
Net increase (decrease) in net assets from beneficial interest transactions	47,497,642	85,092,308
Net increase (decrease) in net assets during the period	108,051,269	(27,516,288)
Net assets at beginning of period	580,430,287	607,946,575
NET ASSETS AT END OF PERIOD	$688,481,556	$ 580,430,287
SHARES OF BENEFICIAL INTEREST:
Class K
Shares sold	8,222,759	19,942,284
Reinvestment of distributions	—	1,413,614
Shares redeemed	(4,636,423)	(14,873,414)
Net increase (decrease) from share transactions	3,586,336	6,482,484
See accompanying notes to financial statements.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 06/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	For the Period 12/21/15* - 12/31/15
Net asset value, beginning of period	$ 11.96	$ 14.46	$ 10.82	$ 9.99	$ 10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.15	0.32	0.29	0.21	0.02
Net realized and unrealized gain (loss)	1.10	(2.46)	3.72	0.87	(0.01)
Total from investment operations	1.25	(2.14)	4.01	1.08	0.01
Distributions to shareholders from:
Net investment income	—	(0.27)	(0.30)	(0.22)	(0.02)
Net realized gains	—	(0.09)	(0.07)	(0.03)	—
Total distributions	—	(0.36)	(0.37)	(0.25)	(0.02)
Net asset value, end of period	$ 13.21	$ 11.96	$ 14.46	$ 10.82	$ 9.99
Total return (b)	10.45%	(14.77)%	37.19%	10.81%	0.14%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$688,482	$580,430	$607,947	$374,808	$165,807
Ratios to Average Net Assets:
Total expenses	0.31%(c)	0.33%	0.34%	0.56%	0.83%(c)
Net expenses	0.17%(c)	0.17%	0.17%	0.18%	0.17%(c)
Net investment income (loss)	2.32%(c)	2.36%	2.23%	1.98%	8.03%(c)
Portfolio turnover rate	6%(d)	7%	6%	14%	0%(d)(e)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
(d)	Not annualized.
(e)	Amount shown represents less than 0.5%.
See accompanying notes to financial statements.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2019, the Trust consists of twenty-nine (29) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Emerging Markets Equity Index Fund	Class A Class I Class K	Not Commenced Not Commenced December 21, 2015	Diversified Diversified Diversified
The Fund was formed on December 18, 2015, and Class K commenced operations on December 21, 2015.
Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Fund’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2019, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2019, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

The following tables summarize the value of the Fund's derivative instruments as of June 30, 2019, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$576,675	$—	$576,675
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$(204,866)	$—	$(204,866)
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$927,446	$—	$927,446
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services, the Fund pays the Adviser a management fee at an annual rate of 0.14% of its average daily net assets. The fees are accrued daily and paid monthly.
The Adviser is contractually obligated until April 30, 2020, to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, and any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.12% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2020 except with the approval of the Board. For the period ended June 30, 2019, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $450,438.
Administrator, Custodian, Fund Accountant and Sub-Administrator Fees
SSGA FM serves as administrator to the Fund. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, fund accountant and sub-administrator to the Fund. SSGA FM and the Fund each pay a portion of the fee to State Street for performing such services.
Distributor Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. As of June 30, 2019, the Fund’s Class A shares have not commenced operations. In addition to payments under the Plan, the Fund may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Fund, acts as the securities lending agent for the Fund, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended December 7, 2018.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2019, are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended June 30, 2019, were as follows:
	Purchases	Sales
State Street Emerging Markets Equity Index Fund	$80,563,048	$34,923,796
7.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service(the “IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2018, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Emerging Markets Equity Index Fund	$579,846,689	$149,673,248	$38,632,702	$111,040,546
8.    Securities Lending
The Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Fund will bear the risk of loss of any cash collateral that it may invest. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2019, and the value of the invested cash collateral are disclosed in the Fund's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Fund's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Fund's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Fund’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2019:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Emerging Markets Equity Index Fund	$ 18,332,759	$ 8,669,023	$ 10,741,822	$ 19,410,845
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2019:
		Remaining Contractual Maturity of the Agreements As of June 30, 2019
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Emerging Markets Equity Index Fund	Common Stocks	$8,669,023	$—	$—	$—	$8,669,023	$8,669,023
9.    Line of Credit
The Fund and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2019 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Fund had no outstanding loans as of June 30, 2019.
10.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Fund trades financial instruments and enters into transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION
June 30, 2019 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2019 to June 30, 2019.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Emerging Markets Equity Index Fund	0.17%	$1,104.50	$0.89	$1,024.00	$0.85
(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund's investment adviser to vote proxies relating to the Fund's portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssgafunds.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Fund's schedule of investments is available upon request, without charge, by calling 1-800-997-7327 (toll free) and on the Fund's website at www.ssgafunds.com.
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 10, 2019 and May 15, 2019, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Emerging Markets Equity Index Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 10, 2019 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 15, 2019 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o Comparisons of the Fund’s performance over the past one-year period ended December 31, 2018, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past two calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
___________________________________________
1Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
29

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	A copy of the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Draft responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2018; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2018;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Fund, with respect to its operations relating to the Fund; and
30

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 15, 2019;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 15, 2019 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2019, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing the Fund’s securities lending activities.
31

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for the one- and three-year periods ended December 31, 2018. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street Emerging Markets Equity Index Fund. The Board considered that the Fund underperformed the median of its Performance Group for the 1- and 3-year periods. The Board also considered that the Fund outperformed the median of its Performance Universe and its Lipper Index for the 1- and 3- year periods. The Board took into account management’s discussion of the Fund’s performance. The Board also considered that the Fund is an index fund whose investment objective involves providing investment results that, before fees and expenses, correspond generally to the total return performance of its benchmark index. In this regard, the Board considered information regarding the Fund’s tracking difference and was satisfied with the Fund’s performance in tracking its benchmark index.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Emerging Markets Equity Index Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
32

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.
SSIITEMMKTSSAR

Semi-Annual Report
June 30, 2019
State Street Institutional Investment Trust
State Street International Value Spotlight Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund's annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund's website (www.ssgafunds.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by calling 1-800-647-7327.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can inform a Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-647-7327. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

State Street International Value Spotlight Fund
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2019

% of Net Assets
Common Stocks	95.5%
Short-Term Investment	2.9
Other Assets in Excess of Liabilities	1.6
TOTAL	100.0%
(The composition is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of June 30, 2019

% of Net Assets
Financials	29.4%
Industrials	19.1
Materials	9.4
Information Technology	8.9
Energy	8.5
Health Care	8.4
Consumer Discretionary	6.1
Communication Services	2.9
Consumer Staples	2.8
Short-Term Investment	2.9
Other Assets in Excess of Liabilities	1.6
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 95.5%
AUSTRALIA — 2.9%
Woodside Petroleum, Ltd.	2,033	$ 51,873
CHINA — 11.2%
China Construction Bank Corp. Class H	59,000	50,825
CITIC Securities Co., Ltd. Class H (a)	27,000	56,264
PetroChina Co., Ltd. Class H	74,000	40,824
Zhuzhou CRRC Times Electric Co., Ltd. Class H	9,400	49,512
		197,425
FRANCE — 11.8%
BNP Paribas SA	1,076	51,177
Nexans SA	1,656	55,670
Sanofi	621	53,683
Societe Generale SA	1,838	46,509
		207,039
GERMANY — 6.1%
Bayerische Motoren Werke AG	714	52,925
HeidelbergCement AG	678	54,943
		107,868
HONG KONG — 5.6%
Shanghai Industrial Holdings, Ltd.	23,000	49,872
WH Group, Ltd. (b)	48,500	49,167
		99,039
HUNGARY — 2.6%
Richter Gedeon Nyrt	2,499	46,156
ITALY — 3.1%
Assicurazioni Generali SpA	2,930	55,256
JAPAN — 17.7%
Hitachi High-Technologies Corp.	1,000	51,420
KDDI Corp.	2,000	50,928
Ono Pharmaceutical Co., Ltd.	2,700	48,417
Sumitomo Mitsui Financial Group, Inc.	1,500	52,989
Sumitomo Mitsui Trust Holdings, Inc.	1,400	50,756
Zeon Corp.	5,100	56,661
		311,171
NETHERLANDS — 2.3%
Boskalis Westminster	1,773	41,008
SOUTH KOREA — 9.1%
Hyundai Motor Co.	442	53,592
Samsung Electronics Co., Ltd. Preference Shares	1,688	55,918
Samsung Fire & Marine Insurance Co., Ltd.	217	50,367
		159,877
Security Description	Shares	Value
SPAIN — 5.8%
Banco Bilbao Vizcaya Argentaria SA	9,054	$ 50,698
Siemens Gamesa Renewable Energy SA	3,043	50,663
		101,361
SWITZERLAND — 5.7%
ABB, Ltd.	2,349	47,197
Credit Suisse Group AG	4,401	52,834
		100,031
TAIWAN — 2.9%
Catcher Technology Co., Ltd.	7,000	50,146
UNITED KINGDOM — 5.7%
easyJet PLC	3,490	42,338
TechnipFMC PLC	2,225	57,265
		99,603
UNITED STATES — 3.0%
Newmont Goldcorp Corp.	1,396	53,650
TOTAL COMMON STOCKS (Cost $1,686,555)		1,681,503

SHORT-TERM INVESTMENT — 2.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (c) (d) (Cost $50,199)	50,199	50,199
TOTAL INVESTMENTS — 98.4% (Cost $1,736,754)		1,731,702
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.6%		28,744
NET ASSETS — 100.0%		$ 1,760,446
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.8% of net assets as of June 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2019.

See accompanying notes to financial statements.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,681,503	$—	$—	$1,681,503
Short-Term Investment	50,199	—	—	50,199
TOTAL INVESTMENTS	$1,731,702	$—	$—	$1,731,702
Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$280,358	$230,159	$—	$—	50,199	$50,199	$821
See accompanying notes to financial statements.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2019 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value	$1,681,503
Investments in affiliated issuers, at value	50,199
Total Investments	1,731,702
Foreign currency, at value	16,984
Dividends receivable — unaffiliated issuers	1,427
Dividends receivable — affiliated issuers	154
Receivable from Adviser	27,562
Receivable for foreign taxes recoverable	3,308
TOTAL ASSETS	1,781,137
LIABILITIES
Advisory fee payable	1,051
Administration fees payable	70
Trustees’ fees and expenses payable	874
Transfer agent fees payable	168
Registration and filing fees payable	2,826
Professional fees payable	15,527
Accrued expenses and other liabilities	175
TOTAL LIABILITIES	20,691
NET ASSETS	$1,760,446
NET ASSETS CONSIST OF:
Paid-in Capital	$2,000,000
Total distributable earnings (loss)	(239,554)
NET ASSETS	$1,760,446
NET ASSET VALUE PER SHARE Class K
Net Assets	$1,760,446
Shares Outstanding	200,000
Net asset value, offering and redemption price per share	$ 8.80
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,686,555
Investments in affiliated issuers	50,199
Total cost of investments	$1,736,754
Foreign currency, at cost	$ 16,850
See accompanying notes to financial statements.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME (LOSS)
Dividend income — unaffiliated issuers	$ 29,736
Dividend income — affiliated issuers	821
Dividend income — non-cash transactions	3,581
Foreign taxes withheld	(3,915)
TOTAL INVESTMENT INCOME (LOSS)	30,223
EXPENSES
Advisory fee	6,465
Administration fees	431
Custodian fees	26,521
Trustees’ fees and expenses	9,900
Transfer agent fees	560
Registration and filing fees	13,286
Professional fees	28,513
Printing and postage fees	5,036
Miscellaneous expenses	3,924
TOTAL EXPENSES	94,636
Expenses waived/reimbursed by the Adviser	(88,171)
NET EXPENSES	6,465
NET INVESTMENT INCOME (LOSS)	$ 23,758
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(104,441)
Foreign currency transactions	287
Net realized gain (loss)	(104,154)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	224,251
Foreign currency translations	(251)
Net change in unrealized appreciation/depreciation	224,000
NET REALIZED AND UNREALIZED GAIN (LOSS)	119,846
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 143,604
See accompanying notes to financial statements.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 23,758	$ 42,474
Net realized gain (loss)	(104,154)	143,121
Net change in unrealized appreciation/depreciation	224,000	(675,620)
Net increase (decrease) in net assets resulting from operations	143,604	(490,025)
Distributions to shareholders	—	(405,520)
Net increase (decrease) in net assets during the period	143,604	(895,545)
Net assets at beginning of period	1,616,842	2,512,387
NET ASSETS AT END OF PERIOD	$1,760,446	$1,616,842
SHARES OF BENEFICIAL INTEREST:
Shares sold	—	—
Shares redeemed	—	—
Net increase (decrease) from share transactions	—	—
See accompanying notes to financial statements.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 7/14/16* - 12/31/16
Net asset value, beginning of period	$ 8.08	$ 12.56	$11.25	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.12	0.21	0.24	0.02
Net realized and unrealized gain (loss)	0.60	(2.66)	2.56	1.44
Total from investment operations	0.72	(2.45)	2.80	1.46
Distributions to shareholders from:
Net investment income	—	(0.22)	(0.24)	(0.02)
Net realized gains	—	(1.81)	(1.25)	(0.19)
Total distributions	—	(2.03)	(1.49)	(0.21)
Net asset value, end of period	$ 8.80	$ 8.08	$12.56	$11.25
Total return (b)	8.91%	(19.32)%	25.03%	14.57%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,760	$ 1,617	$2,512	$2,250
Ratios to average net assets:
Total expenses	10.98%(c)	7.58%	7.26%	7.76%(c)
Net expenses	0.75%(c)	0.75%	0.75%	0.75%(c)
Net investment income (loss)	2.76%(c)	1.76%	1.86%	0.44%(c)
Portfolio turnover rate	23%(d)	63%	45%	26%(d)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
(d)	Not annualized.
See accompanying notes to financial statements.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2019, the Trust consists of twenty-nine (29) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street International Value Spotlight Fund	Class A Class I Class K	Not commenced Not commenced July 14, 2016	Non-diversified
The Fund was formed on July 13, 2016 and commenced operations on July 14, 2016.
Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of the Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Fund’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2019, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an investment advisory agreement with SSGA FM. For the services provided under the investment advisory agreement, the Fund pays the Adviser a fee at an annual rate of 0.75% of its average daily net assets.
The Adviser has entered into a sub-advisory agreement with State Street Global Advisors Ireland Limited (the “Sub-Adviser”), a wholly-owned subsidiary of State Street Corporation, pursuant to which the Sub-Adviser will be responsible for the day-to-day management of any assets of the Funds. The Sub-Adviser receives fees from the Adviser for its services provided to the Fund.
SSGA FM is contractually obligated until April 30, 2020, to waive up to the full amount of its advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, and any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.70% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2020 except with approval of the Board. For the period ended June 30, 2019, SSGA FM reimbursed or waived the fees under this agreement as shown on the Statement of Operations.
Administrator, Custodian, Fund Accountant and Sub-Administrator Fees
SSGA FM serves as administrator to the Fund. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, fund accountant and sub-administrator to the Fund. SSGA FM and the Fund each pay a portion of the fee to State Street for performing such services.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund's Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund's net assets attributable to its Class A shares. As of June 30, 2019, the Fund's Class A shares have not commenced operations. In addition to payments under the Plan, the Fund may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, record keeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2019, are disclosed in the Schedule of Investments.
From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of June 30, 2019, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street International Value Spotlight Fund	1	100.00%
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding short term investments) for the period ended June 30, 2019, were as follows:
	Purchases	Sales
State Street International Value Spotlight Fund	$378,540	$440,740
6.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service(the “IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2018, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Value Spotlight Fund	$1,755,719	$120,685	$144,702	$(24,017)
7.    Line of Credit
The Fund and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2019 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Fund had no outstanding loans as of June 30, 2019.
8.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Fund trades financial instruments and enters into transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
OTHER INFORMATION
June 30, 2019 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2019 to June 30, 2019.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street International Value Spotlight Fund	0.75%	$1,089.10	$3.88	$1,021.10	$3.76
(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund's investment adviser to vote proxies relating to the Fund's portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssgafunds.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Fund's schedule of investments is available upon request, without charge, by calling 1-800-997-7327 (toll free) and on the Fund's website at www.ssgafunds.com.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 10, 2019 and May 15, 2019, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street International Value Spotlight Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) and the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”) between SSGA FM and State Street Global Advisors Ireland Limited (the “Sub-Adviser” and, together with SSGA FM, the “Advisers”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Advisers and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Advisers in connection with their consideration of approval of the Agreements. Following the April 10, 2019 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 15, 2019 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o Comparisons of the Fund’s performance over the past one-year period ended December 31, 2018, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past calendar year; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
___________________________________________
1 Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory and sub-advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

•	Profitability analyses for (a) the Advisers with respect to the Fund and (b) affiliates of the Advisers that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Advisers, including their investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Advisers
•	Reports detailing the financial results and condition of the Advisers and their affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Advisers;
•	A copy of the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Advisers to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Advisers' technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Advisers; and
•	Information regarding the Advisers’ risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and Sub-Advisory Agreement and agreements with other service providers of the Fund;
•	Draft responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2018; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2018;
o The Sub-Adviser, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2018;
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Fund, with respect to its operations relating to the Fund; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from the Advisers, State Street and the Distributor with respect to the Fund providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 15, 2019;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Advisers and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Advisers relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 15, 2019 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Agreements effective June 1, 2019, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Agreements, the Board evaluated the nature, extent and quality of services provided to the Fund by the Advisers.
The Board considered the Advisers’ management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Advisers in developing and applying proprietary quantitative models for managing the Fund. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Advisers in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.
The Board had previously reviewed the compliance programs of the Advisers and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing the Fund’s securities lending activities.
On the basis of the foregoing and other relevant information, the Board concluded that the Advisers can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for the one-year period ended December 31, 2018. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street International Value Spotlight Fund. The Board considered that the Fund underperformed the medians of its Performance Group and Performance Universe and its Lipper Index for the 1-year period. The Board took into account management’s discussion of the Fund’s performance.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Advisers to the fees charged and services provided to other clients of the Advisers, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders. The Board also considered that the sub-advisory fees are paid to the Sub-Adviser by the Adviser out of its advisory fees it receives from the Fund and are not paid by the Fund. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street International Value Spotlight Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Advisers, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser, including the profits realized by the Sub-Adviser, and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Advisers and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time. The Board noted that the fees under the Sub-Advisory Agreement are paid by the Adviser out of the advisory fees that the Adviser receives under the Advisory Agreement. Therefore, the Board concluded that the potential for economies of scale in the Sub-Adviser’s management of the Fund is not a material factor to the approval of the Sub-Advisory Agreement.
Conclusions
In reaching its decision to approve the Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Advisers possess the capability and resources to perform the duties required of them under the Agreements.
Further, based upon its review of the Agreements, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement and Sub-Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement and Sub-Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
18

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent of the Funds
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.
SSIITSPOTSAR

Semi-Annual Report
June 30, 2019
State Street Institutional Investment Trust
State Street Target Retirement Fund
State Street Target Retirement 2015 Fund
State Street Target Retirement 2020 Fund
State Street Target Retirement 2025 Fund
State Street Target Retirement 2030 Fund
State Street Target Retirement 2035 Fund
State Street Target Retirement 2040 Fund
State Street Target Retirement 2045 Fund
State Street Target Retirement 2050 Fund
State Street Target Retirement 2055 Fund
State Street Target Retirement 2060 Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund's annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund's website (www.ssgafunds.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by calling 1-800-647-7327.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can inform a Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-647-7327. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

State Street Target Retirement Fund
PORTFOLIO STATISTICS (UNAUDITED)
The Target Retirement Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund, Target Retirement 2050 Fund, Target Retirement 2055 Fund and Target Retirement 2060 Funds are referred to individually as a “Fund” and collectively as the “Target Retirement Funds” or the “Funds”.
SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) invests the assets of each Target Retirement Fund into underlying funds according to a proprietary asset allocation strategy. Each Fund’s name refers to the approximate retirement year of the investors for whom the Fund’s asset allocation strategy is intended. As the target date for a Fund approaches, the Adviser will adjust the asset allocation and risk profile of the Fund – its glide path – to what is generally seen to be a more conservative approach to reduce (but not eliminate) risk by increasing the allocation to asset classes that have historically been subject to lower levels of volatility. For example, a Fund with a target retirement date far into the future will typically invest a greater portion of its assets in asset classes with higher risk profiles and the potential for higher returns than a Fund that is intended for investors who are in their retirement years.
Asset Allocation as of June 30, 2019 (as a percentage of Net Assets)

% of Net Assets
Domestic Fixed Income	46.7%
Domestic Equity	20.0
Inflation Linked	18.0
International Equity	10.1
Real Estate	5.0
Short Term Investments	10.2
Liabilities in Excess of Other Assets	(10.0)
TOTAL	100.0%
See accompanying notes to financial statements.
1

State Street Target Retirement 2015 Fund
Portfolio Statistics (Unaudited)
Asset Allocation as of June 30, 2019 (as a percentage of Net Assets)

% of Net Assets
Domestic Fixed Income	44.7%
Domestic Equity	20.8
Inflation Linked	18.7
International Equity	10.6
Real Estate	5.0
Short Term Investments	8.7
Liabilities in Excess of Other Assets	(8.5)
TOTAL	100.0%
See accompanying notes to financial statements.
2

State Street Target Retirement 2020 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2019 (as a percentage of Net Assets)

% of Net Assets
Domestic Fixed Income	33.2%
Domestic Equity	28.4
Inflation Linked	17.7
International Equity	15.7
Real Estate	4.8
Short Term Investments	4.7
Liabilities in Excess of Other Assets	(4.5)
TOTAL	100.0%
See accompanying notes to financial statements.
3

State Street Target Retirement 2025 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2019 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	37.2%
Domestic Fixed Income	29.1
International Equity	22.0
Inflation Linked	9.2
Real Estate	2.2
Short Term Investments	4.8
Liabilities in Excess of Other Assets	(4.5)
TOTAL	100.0%
See accompanying notes to financial statements.
4

State Street Target Retirement 2030 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2019 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	43.7%
Domestic Fixed Income	26.7
International Equity	26.6
Inflation Linked	2.7
Short Term Investments	3.5
Liabilities in Excess of Other Assets	(3.2)
TOTAL	100.0%
See accompanying notes to financial statements.
5

State Street Target Retirement 2035 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2019 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	48.1%
International Equity	29.6
Domestic Fixed Income	21.5
Inflation Linked	0.4
Short Term Investments	0.9
Liabilities in Excess of Other Assets	(0.5)
TOTAL	100.0%
See accompanying notes to financial statements.
6

State Street Target Retirement 2040 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2019 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	51.6%
International Equity	31.8
Domestic Fixed Income	16.2
Short Term Investments	0.2
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%
See accompanying notes to financial statements.
7

State Street Target Retirement 2045 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2019 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	54.5%
International Equity	33.8
Domestic Fixed Income	11.2
Short Term Investments	0.2
Other Assets in Excess of Liabilities	0.3
TOTAL	100.0%
See accompanying notes to financial statements.
8

State Street Target Retirement 2050 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2019 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	55.4%
International Equity	34.3
Domestic Fixed Income	9.7
Short Term Investments	0.2
Other Assets in Excess of Liabilities	0.4
TOTAL	100.0%
See accompanying notes to financial statements.
9

State Street Target Retirement 2055 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2019 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	55.4%
International Equity	34.3
Domestic Fixed Income	9.7
Short Term Investments	0.2
Other Assets in Excess of Liabilities	0.4
TOTAL	100.0%
See accompanying notes to financial statements.
10

State Street Target Retirement 2060 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2019 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	55.1%
International Equity	34.2
Domestic Fixed Income	9.6
Short Term Investments	0.2
Other Assets in Excess of Liabilities	0.9
TOTAL	100.0%
See accompanying notes to financial statements.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 20.0%
State Street Equity 500 Index II Portfolio	2,762,854	$ 38,541,806
State Street Small/Mid Cap Equity Index Portfolio	599,081	7,386,671
		45,928,477
DOMESTIC FIXED INCOME — 46.7%
SPDR Bloomberg Barclays High Yield Bond ETF (b)	147,030	16,017,448
SPDR Portfolio Short Term Corporate Bond ETF (b)	296,637	9,130,487
SPDR Portfolio Short Term Treasury ETF	1,201,538	36,046,140
State Street Aggregate Bond Index Portfolio	4,493,784	45,746,719
		106,940,794
INFLATION LINKED — 18.0%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	2,099,825	41,125,073
INTERNATIONAL EQUITY — 10.1%
State Street Global Equity ex-U.S. Index Portfolio	2,261,682	23,227,478
REAL ESTATE — 5.0%
SPDR Dow Jones Global Real Estate ETF	230,885	11,521,162
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $223,441,862)		228,742,984
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 10.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (c)(d)	530,170	$ 530,170
State Street Navigator Securities Lending Portfolio II (e)(f)	22,888,894	22,888,894
TOTAL SHORT-TERM INVESTMENTS (Cost $23,419,064)		$ 23,419,064
TOTAL INVESTMENTS—110.0% (Cost $246,860,926)		252,162,048
LIABILITIES IN EXCESS OF OTHER ASSETS—(10.0)%		(22,848,535)
NET ASSETS—100.0%		$ 229,313,513
(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$228,742,984	$—	$—	$228,742,984
Short-Term Investments	23,419,064	—	—	23,419,064
TOTAL INVESTMENTS	$252,162,048	$—	$—	$252,162,048
See accompanying notes to financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	1,874,241	$ 35,366,928	$ 5,678,846	$ 1,344,291	$ (16,810)	$ 1,440,400	2,099,825	$ 41,125,073	$ 470,050
SPDR Bloomberg Barclays High Yield Bond ETF	408,730	13,729,241	4,642,061	3,487,210	(189,334)	1,322,690	147,030	16,017,448	361,691
SPDR Dow Jones Global Real Estate ETF	222,345	9,840,990	1,851,371	1,431,273	(12,816)	1,272,890	230,885	11,521,162	160,012
SPDR Portfolio Short Term Corporate Bond ETF	260,343	7,846,738	1,671,145	564,412	(3,142)	180,158	296,637	9,130,487	102,803
SPDR Portfolio Short Term Treasury ETF	1,046,385	30,952,068	7,080,834	2,469,129	(19,982)	502,349	1,201,538	36,046,140	342,134
State Street Aggregate Bond Index Portfolio	4,053,942	39,363,780	6,338,368	2,009,341	(20,374)	2,074,286	4,493,784	45,746,719	522,698
State Street Equity 500 Index II Portfolio	2,948,627	34,705,348	3,547,634	5,916,098	(90,233)	6,295,155	2,762,854	38,541,806	—
State Street Global Equity ex-U.S. Index Portfolio	2,272,730	20,500,023	2,400,196	2,486,003	(206,031)	3,019,293	2,261,682	23,227,478	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	689,450	689,450	29,692,307	29,851,587	—	—	530,170	530,170	7,742
State Street Navigator Securities Lending Portfolio II	15,212,002	15,212,002	144,587,025	136,910,133	—	—	22,888,894	22,888,894	62,267
State Street Small/Mid Cap Equity Index Portfolio	638,270	6,580,561	700,001	1,135,000	(43,662)	1,284,771	599,081	7,386,671	—
Total		$214,787,129	$208,189,788	$187,604,477	$(602,384)	$17,391,992		$252,162,048	$2,029,397
See accompanying notes to financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2015 FUND
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 20.8%
State Street Equity 500 Index II Portfolio	3,506,238	$ 48,912,025
State Street Small/Mid Cap Equity Index Portfolio	737,726	9,096,161
		58,008,186
DOMESTIC FIXED INCOME — 44.7%
SPDR Bloomberg Barclays High Yield Bond ETF (b)	178,886	19,487,841
SPDR Portfolio Short Term Corporate Bond ETF (b)	316,060	9,728,327
SPDR Portfolio Short Term Treasury ETF	1,276,812	38,304,360
State Street Aggregate Bond Index Portfolio	5,604,303	57,051,799
		124,572,327
INFLATION LINKED — 18.7%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	2,661,638	52,128,180
INTERNATIONAL EQUITY — 10.6%
State Street Global Equity ex-U.S. Index Portfolio	2,886,571	29,645,088
REAL ESTATE — 5.0%
SPDR Dow Jones Global Real Estate ETF	280,765	14,010,174
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $271,020,526)		278,363,955
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 8.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (c)(d)	469,552	$ 469,552
State Street Navigator Securities Lending Portfolio II (c)(e)	23,739,669	23,739,669
TOTAL SHORT-TERM INVESTMENTS (Cost $24,209,221)		$ 24,209,221
TOTAL INVESTMENTS—108.5% (Cost $295,229,747)		302,573,176
LIABILITIES IN EXCESS OF OTHER ASSETS—(8.5)%		(23,701,344)
NET ASSETS—100.0%		$ 278,871,832
(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2019.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$278,363,955	$—	$—	$278,363,955
Short-Term Investments	24,209,221	—	—	24,209,221
TOTAL INVESTMENTS	$302,573,176	$—	$—	$302,573,176
See accompanying notes to financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2015 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	2,595,101	$ 48,969,556	$ 5,645,505	$ 4,394,425	$ (70,639)	$ 1,978,183	2,661,638	$ 52,128,180	$ 613,264
SPDR Bloomberg Barclays High Yield Bond ETF	522,395	17,547,248	2,978,030	2,481,162	(82,658)	1,526,383	178,886	19,487,841	453,042
SPDR Dow Jones Global Real Estate ETF	283,875	12,564,308	1,824,344	2,003,658	44,923	1,580,257	280,765	14,010,174	195,999
SPDR Portfolio Short Term Corporate Bond ETF	249,519	7,520,503	2,515,971	479,846	(2,866)	174,565	316,060	9,728,327	101,248
SPDR Portfolio Short Term Treasury ETF	999,092	29,553,141	12,137,068	3,849,611	(61,133)	524,895	1,276,812	38,304,360	335,963
State Street Aggregate Bond Index Portfolio	5,441,118	52,833,258	5,988,562	4,429,125	4,394	2,654,710	5,604,303	57,051,799	679,257
State Street Equity 500 Index II Portfolio	4,104,579	48,310,895	2,699,063	10,597,871	906,096	7,593,842	3,506,238	48,912,025	—
State Street Global Equity ex-U.S. Index Portfolio	3,193,822	28,808,277	2,009,881	5,060,526	499,117	3,388,339	2,886,571	29,645,088	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,054,483	1,054,483	32,238,592	32,823,523	—	—	469,552	469,552	8,069
State Street Navigator Securities Lending Portfolio II	16,185,625	16,185,625	202,059,222	194,505,178	—	—	23,739,669	23,739,669	78,513
State Street Small/Mid Cap Equity Index Portfolio	834,650	8,605,234	430,000	1,560,000	117,155	1,503,772	737,726	9,096,161	—
Total		$271,952,528	$270,526,238	$262,184,925	$1,354,389	$20,924,946		$302,573,176	$2,465,355
See accompanying notes to financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 28.4%
State Street Equity 500 Index II Portfolio	16,537,578	$ 230,699,211
State Street Small/Mid Cap Equity Index Portfolio	3,767,914	46,458,375
		277,157,586
DOMESTIC FIXED INCOME — 33.2%
SPDR Bloomberg Barclays High Yield Bond ETF (b)	603,256	65,718,709
SPDR Portfolio Long Term Treasury ETF	127,787	4,876,352
SPDR Portfolio Short Term Corporate Bond ETF (b)	78,953	2,430,173
SPDR Portfolio Short Term Treasury ETF	258,866	7,765,980
State Street Aggregate Bond Index Portfolio	23,902,272	243,325,132
		324,116,346
INFLATION LINKED — 17.7%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	8,811,620	172,575,578
INTERNATIONAL EQUITY — 15.7%
State Street Global Equity ex-U.S. Index Portfolio	14,965,486	153,695,546
REAL ESTATE — 4.8%
SPDR Dow Jones Global Real Estate ETF	932,177	46,515,632
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $931,325,681)		974,060,688
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 4.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (c)(d)	1,233,517	$ 1,233,517
State Street Navigator Securities Lending Portfolio II (e)(f)	44,887,955	44,887,955
TOTAL SHORT-TERM INVESTMENTS (Cost $46,121,472)		$ 46,121,472
TOTAL INVESTMENTS—104.5% (Cost $977,447,153)		1,020,182,160
LIABILITIES IN EXCESS OF OTHER ASSETS—(4.5)%		(44,363,757)
NET ASSETS—100.0%		$ 975,818,403
(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$ 974,060,688	$—	$—	$ 974,060,688
Short-Term Investments	46,121,472	—	—	46,121,472
TOTAL INVESTMENTS	$1,020,182,160	$—	$—	$1,020,182,160
See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	7,629,950	$143,977,157	$ 28,319,949	$ 5,610,633	$ (129,118)	$ 6,018,223	8,811,620	$ 172,575,578	$1,951,882
SPDR Bloomberg Barclays High Yield Bond ETF	1,590,079	53,410,754	14,514,997	6,724,569	(176,121)	4,693,648	603,256	65,718,709	1,454,914
SPDR Dow Jones Global Real Estate ETF	837,065	37,048,497	11,294,457	6,714,789	187,726	4,699,741	932,177	46,515,632	622,740
SPDR Portfolio Long Term Treasury ETF	189,337	6,634,368	669,547	2,952,579	(13,836)	538,852	127,787	4,876,352	67,374
SPDR Portfolio Short Term Corporate Bond ETF	—	—	2,421,004	—	—	9,169	78,953	2,430,173	8,601
SPDR Portfolio Short Term Treasury ETF	—	—	7,770,029	40,019	(48)	36,018	258,866	7,765,980	29,062
State Street Aggregate Bond Index Portfolio	21,231,286	206,155,787	34,521,068	8,262,945	(54,746)	10,965,968	23,902,272	243,325,132	2,788,832
State Street Equity 500 Index II Portfolio	17,924,338	210,969,455	15,374,156	33,930,878	4,398,400	33,888,078	16,537,578	230,699,211	—
State Street Global Equity ex-U.S. Index Portfolio	15,432,561	139,201,704	11,365,529	16,182,282	1,782,179	17,528,416	14,965,486	153,695,546	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,856,701	3,856,701	92,429,069	95,052,253	—	—	1,233,517	1,233,517	27,943
State Street Navigator Securities Lending Portfolio II	42,621,043	42,621,043	300,319,613	298,052,701	—	—	44,887,955	44,887,955	149,452
State Street Small/Mid Cap Equity Index Portfolio	4,208,975	43,394,534	2,730,000	7,949,379	684,533	7,598,687	3,767,914	46,458,375	—
Total		$887,270,000	$521,729,418	$481,473,027	$6,678,969	$85,976,800		$1,020,182,160	$7,100,800
See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 37.2%
State Street Equity 500 Index II Portfolio	26,351,725	$ 367,606,566
State Street Small/Mid Cap Equity Index Portfolio	7,251,464	89,410,547
		457,017,113
DOMESTIC FIXED INCOME — 29.1%
SPDR Bloomberg Barclays High Yield Bond ETF (b)	673,773	73,400,831
SPDR Portfolio Long Term Treasury ETF	1,702,469	64,966,217
State Street Aggregate Bond Index Portfolio	21,607,312	219,962,431
		358,329,479
INFLATION LINKED — 9.2%
SPDR Bloomberg Barclays TIPS ETF	1,994,760	112,883,468
INTERNATIONAL EQUITY — 22.0%
State Street Global Equity ex-U.S. Index Portfolio	26,287,701	269,974,691
REAL ESTATE — 2.2%
SPDR Dow Jones Global Real Estate ETF	555,176	27,703,282
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,162,923,301)		1,225,908,033
SHORT-TERM INVESTMENTS — 4.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (c)(d)	3,197,560	3,197,560
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e)(f)	55,993,683	$ 55,993,683
TOTAL SHORT-TERM INVESTMENTS (Cost $59,191,243)		$ 59,191,243
TOTAL INVESTMENTS—104.5% (Cost $1,222,114,544)		1,285,099,276
LIABILITIES IN EXCESS OF OTHER ASSETS—(4.5)%		(55,509,278)
NET ASSETS—100.0%		$ 1,229,589,998
(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,225,908,033	$—	$—	$1,225,908,033
Short-Term Investments	59,191,243	—	—	59,191,243
TOTAL INVESTMENTS	$1,285,099,276	$—	$—	$1,285,099,276
See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
SPDR Bloomberg Barclays High Yield Bond ETF	1,726,491	$ 57,992,833	$ 15,919,102	$ 5,500,760	$ (145,818)	$ 5,135,474	673,773	$ 73,400,831	$1,621,712
SPDR Bloomberg Barclays TIPS ETF	1,525,330	82,200,034	31,358,775	5,351,488	(171,557)	4,847,704	1,994,760	112,883,468	1,259,866
SPDR Dow Jones Global Real Estate ETF	437,542	19,365,609	10,826,343	5,069,883	203,405	2,377,808	555,176	27,703,282	349,971
SPDR Portfolio Long Term Treasury ETF	1,615,726	56,615,039	20,330,147	17,639,585	561,282	5,099,334	1,702,469	64,966,217	722,160
State Street Aggregate Bond Index Portfolio	16,976,734	164,844,088	51,752,024	5,892,988	(137,040)	9,396,347	21,607,311	219,962,431	2,361,012
State Street Equity 500 Index II Portfolio	26,638,196	313,531,564	36,470,904	40,561,349	5,567,661	52,597,786	26,351,725	367,606,566	—
State Street Global Equity ex-U.S. Index Portfolio	25,109,397	226,486,759	29,981,918	18,675,738	2,367,314	29,814,438	26,287,701	269,974,691	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,371,562	3,371,562	127,218,264	127,392,266	—	—	3,197,560	3,197,560	41,019
State Street Navigator Securities Lending Portfolio II	37,759,701	37,759,701	324,409,369	306,175,387	—	—	55,993,683	55,993,683	186,417
State Street Small/Mid Cap Equity Index Portfolio	7,387,038	76,160,363	9,387,860	10,900,000	1,081,118	13,681,206	7,251,464	89,410,547	—
Total		$1,038,327,552	$657,654,706	$543,159,444	$9,326,365	$122,950,097		$1,285,099,276	$6,542,157
See accompanying notes to financial statements.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 43.7%
State Street Equity 500 Index II Portfolio	29,225,216	$ 407,691,757
State Street Small/Mid Cap Equity Index Portfolio	9,433,478	116,314,791
		524,006,548
DOMESTIC FIXED INCOME — 26.7%
SPDR Bloomberg Barclays High Yield Bond ETF (b)	415,631	45,278,841
SPDR Portfolio Long Term Treasury ETF (b)	3,069,158	117,119,069
State Street Aggregate Bond Index Portfolio	15,516,371	157,956,655
		320,354,565
INFLATION LINKED — 2.7%
SPDR Bloomberg Barclays TIPS ETF	568,699	32,182,676
INTERNATIONAL EQUITY — 26.6%
State Street Global Equity ex-U.S. Index Portfolio	31,149,286	319,903,165
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,119,900,010)		1,196,446,954
SHORT-TERM INVESTMENTS — 3.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (c)(d)	2,029,636	2,029,636
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e)(f)	39,921,891	$ 39,921,891
TOTAL SHORT-TERM INVESTMENTS (Cost $41,951,527)		$ 41,951,527
TOTAL INVESTMENTS—103.2% (Cost $1,161,851,537)		1,238,398,481
LIABILITIES IN EXCESS OF OTHER ASSETS—(3.2)%		(38,035,046)
NET ASSETS—100.0%		$ 1,200,363,435
(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,196,446,954	$—	$—	$1,196,446,954
Short-Term Investments	41,951,527	—	—	41,951,527
TOTAL INVESTMENTS	$1,238,398,481	$—	$—	$1,238,398,481
See accompanying notes to financial statements.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
SPDR Bloomberg Barclays High Yield Bond ETF	956,744	$ 32,137,031	$ 11,235,072	$ 900,585	$ (9,133)	$ 2,816,456	415,631	$ 45,278,841	$ 940,045
SPDR Bloomberg Barclays TIPS ETF	426,260	22,971,151	8,486,012	600,277	(29,843)	1,355,633	568,699	32,182,676	359,724
SPDR Portfolio Long Term Treasury ETF	2,593,665	90,882,022	46,336,411	29,646,732	566,679	8,980,689	3,069,158	117,119,069	1,216,694
State Street Aggregate Bond Index Portfolio	12,335,296	119,775,729	35,116,109	3,730,000	(122,407)	6,917,224	15,516,371	157,956,655	1,729,130
State Street Equity 500 Index II Portfolio	28,381,227	334,047,047	42,009,082	31,264,240	5,018,103	57,881,765	29,225,216	407,691,757	—
State Street Global Equity ex-U.S. Index Portfolio	28,504,335	257,109,098	39,839,072	14,091,280	1,790,633	35,255,642	31,149,286	319,903,165	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,882,987	3,882,987	119,395,615	121,248,966	—	—	2,029,636	2,029,636	41,638
State Street Navigator Securities Lending Portfolio II	19,640,778	19,640,778	293,803,887	273,522,774	—	—	39,921,891	39,921,891	121,790
State Street Small/Mid Cap Equity Index Portfolio	9,299,159	95,874,330	13,400,000	11,701,550	1,743,888	16,998,123	9,433,478	116,314,791	—
Total		$976,320,173	$609,621,260	$486,706,404	$8,957,920	$130,205,532		$1,238,398,481	$4,409,021
See accompanying notes to financial statements.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.6% (a)
DOMESTIC EQUITY — 48.1%
State Street Equity 500 Index II Portfolio	25,971,109	$ 362,296,970
State Street Small/Mid Cap Equity Index Portfolio	9,625,256	118,679,411
		480,976,381
DOMESTIC FIXED INCOME — 21.5%
SPDR Bloomberg Barclays High Yield Bond ETF (b)	75,007	8,171,263
SPDR Portfolio Long Term Treasury ETF	2,548,372	97,245,875
State Street Aggregate Bond Index Portfolio	10,700,854	108,934,693
		214,351,831
INFLATION LINKED — 0.4%
SPDR Bloomberg Barclays TIPS ETF	74,303	4,204,807
INTERNATIONAL EQUITY — 29.6%
State Street Global Equity ex-U.S. Index Portfolio	28,778,848	295,558,767
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $934,540,675)		995,091,786
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (c)(d)	2,008,134	2,008,134
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e)(f)	6,664,543	$ 6,664,543
TOTAL SHORT-TERM INVESTMENTS (Cost $8,672,677)		$ 8,672,677
TOTAL INVESTMENTS—100.5% (Cost $943,213,352)		1,003,764,463
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.5)%		(4,815,437)
NET ASSETS—100.0%		$ 998,949,026
(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$ 995,091,786	$—	$—	$ 995,091,786
Short-Term Investments	8,672,677	—	—	8,672,677
TOTAL INVESTMENTS	$1,003,764,463	$—	$—	$1,003,764,463
See accompanying notes to financial statements.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
SPDR Bloomberg Barclays High Yield Bond ETF	113,039	$ 3,796,980	$ 4,142,020	$ 110,053	$ 92	$ 342,224	75,007	$ 8,171,263	$ 130,170
SPDR Bloomberg Barclays TIPS ETF	—	—	4,168,509	—	—	36,298	74,303	4,204,807	24,463
SPDR Portfolio Long Term Treasury ETF	2,142,736	75,081,469	36,969,646	22,702,208	213,811	7,683,157	2,548,372	97,245,875	1,005,399
State Street Aggregate Bond Index Portfolio	8,623,437	83,733,570	23,391,113	2,920,000	(10,620)	4,740,630	10,700,854	108,934,693	1,202,755
State Street Equity 500 Index II Portfolio	25,094,581	295,363,217	36,230,443	24,855,454	4,022,279	51,536,485	25,971,109	362,296,970	—
State Street Global Equity ex-U.S. Index Portfolio	26,185,518	236,193,372	35,644,906	10,329,752	1,349,171	32,701,070	28,778,848	295,558,767	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,267,995	3,267,995	102,762,796	104,022,657	—	—	2,008,134	2,008,134	30,754
State Street Navigator Securities Lending Portfolio II	—	—	32,124,228	25,459,685	—	—	6,664,543	6,664,543	8,060
State Street Small/Mid Cap Equity Index Portfolio	9,409,735	97,014,373	13,060,000	10,380,000	1,525,414	17,459,624	9,625,256	118,679,411	—
Total		$794,450,976	$288,493,661	$200,779,809	$7,100,147	$114,499,488		$1,003,764,463	$2,401,601
See accompanying notes to financial statements.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.6% (a)
DOMESTIC EQUITY — 51.6%
State Street Equity 500 Index II Portfolio	21,910,115	$ 305,646,100
State Street Small/Mid Cap Equity Index Portfolio	9,368,074	115,508,349
		421,154,449
DOMESTIC FIXED INCOME — 16.2%
SPDR Portfolio Long Term Treasury ETF (b)	2,081,158	79,416,990
State Street Aggregate Bond Index Portfolio	5,163,293	52,562,325
		131,979,315
INTERNATIONAL EQUITY — 31.8%
State Street Global Equity ex-U.S. Index Portfolio	25,320,661	260,043,190
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $758,523,444)		813,176,954
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (c)(d)	1,628,708	1,628,708
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e)(f)	11,700	$ 11,700
TOTAL SHORT-TERM INVESTMENTS (Cost $1,640,408)		$ 1,640,408
TOTAL INVESTMENTS—99.8% (Cost $760,163,852)		814,817,362
OTHER ASSETS IN EXCESS OF LIABILITIES—0.2%		1,333,545
NET ASSETS—100.0%		$ 816,150,907
(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$813,176,954	$—	$—	$813,176,954
Short-Term Investments	1,640,408	—	—	1,640,408
TOTAL INVESTMENTS	$814,817,362	$—	$—	$814,817,362
See accompanying notes to financial statements.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
SPDR Portfolio Long Term Treasury ETF	1,703,593	$ 59,693,899	$ 28,462,796	$ 15,152,075	$ 337,966	$ 6,074,404	2,081,158	$ 79,416,990	$ 813,397
State Street Aggregate Bond Index Portfolio	3,740,116	36,316,524	15,073,447	960,000	(3,974)	2,136,328	5,163,293	52,562,325	544,530
State Street Equity 500 Index II Portfolio	20,572,466	242,137,916	33,150,645	15,688,895	2,513,386	43,533,048	21,910,115	305,646,100	—
State Street Global Equity ex-U.S. Index Portfolio	22,354,298	201,635,770	34,618,316	5,639,591	787,272	28,641,423	25,320,661	260,043,190	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,484,650	2,484,650	83,526,653	84,382,595	—	—	1,628,708	1,628,708	26,717
State Street Navigator Securities Lending Portfolio II	—	—	2,934,250	2,922,550	—	—	11,700	11,700	326
State Street Small/Mid Cap Equity Index Portfolio	8,860,607	91,352,859	14,170,122	8,063,304	1,267,494	16,781,178	9,368,074	115,508,349	—
Total		$633,621,618	$211,936,229	$132,809,010	$4,902,144	$97,166,381		$814,817,362	$1,384,970
See accompanying notes to financial statements.
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.5% (a)
DOMESTIC EQUITY — 54.5%
State Street Equity 500 Index II Portfolio	16,828,506	$ 234,757,659
State Street Small/Mid Cap Equity Index Portfolio	8,286,200	102,168,839
		336,926,498
DOMESTIC FIXED INCOME — 11.2%
SPDR Portfolio Long Term Treasury ETF (b)	1,573,194	60,033,083
State Street Aggregate Bond Index Portfolio	900,575	9,167,856
		69,200,939
INTERNATIONAL EQUITY — 33.8%
State Street Global Equity ex-U.S. Index Portfolio	20,338,035	208,871,618
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $579,228,556)		614,999,055
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (c)(d)	1,058,889	1,058,889
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e)(f)	23,400	$ 23,400
TOTAL SHORT-TERM INVESTMENTS (Cost $1,082,289)		$ 1,082,289
TOTAL INVESTMENTS—99.7% (Cost $580,310,845)		616,081,344
OTHER ASSETS IN EXCESS OF LIABILITIES—0.3%		1,758,389
NET ASSETS—100.0%		$ 617,839,733
(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$614,999,055	$—	$—	$614,999,055
Short-Term Investments	1,082,289	—	—	1,082,289
TOTAL INVESTMENTS	$616,081,344	$—	$—	$616,081,344
See accompanying notes to financial statements.
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
SPDR Portfolio Long Term Treasury ETF	1,242,947	$ 43,552,863	$ 22,108,930	$ 10,467,348	$ 99,620	$ 4,739,018	1,573,194	$ 60,033,083	$606,727
State Street Aggregate Bond Index Portfolio	454,389	4,412,120	4,561,457	100,000	910	293,369	900,575	9,167,856	76,457
State Street Equity 500 Index II Portfolio	15,289,570	179,958,234	30,665,429	10,482,563	1,766,795	32,849,764	16,828,506	234,757,659	—
State Street Global Equity ex-U.S. Index Portfolio	17,325,315	156,274,342	33,528,257	4,029,087	560,669	22,537,437	20,338,035	208,871,618	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,500,610	2,500,610	71,086,440	72,528,161	—	—	1,058,889	1,058,889	21,012
State Street Navigator Securities Lending Portfolio II	—	—	8,157,675	8,134,275	—	—	23,400	23,400	1,023
State Street Small/Mid Cap Equity Index Portfolio	7,565,066	77,995,834	14,886,788	6,262,530	902,724	14,646,023	8,286,200	102,168,839	—
Total		$464,694,003	$184,994,976	$112,003,964	$3,330,718	$75,065,611		$616,081,344	$705,219
See accompanying notes to financial statements.
27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.4% (a)
DOMESTIC EQUITY — 55.4%
State Street Equity 500 Index II Portfolio	11,366,476	$ 158,562,344
State Street Small/Mid Cap Equity Index Portfolio	5,816,801	71,721,150
		230,283,494
DOMESTIC FIXED INCOME — 9.7%
SPDR Portfolio Long Term Treasury ETF	1,057,312	40,347,026
INTERNATIONAL EQUITY — 34.3%
State Street Global Equity ex-U.S. Index Portfolio	13,917,926	142,937,106
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $386,741,927)		413,567,626
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (b)(c) (Cost $654,945)	654,946	654,946
TOTAL INVESTMENTS—99.6% (Cost $387,396,872)		414,222,572
OTHER ASSETS IN EXCESS OF LIABILITIES—0.4%		1,681,746
NET ASSETS—100.0%		$ 415,904,318

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2019.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$413,567,626	$—	$—	$413,567,626
Short-Term Investment	654,946	—	—	654,946
TOTAL INVESTMENTS	$414,222,572	$—	$—	$414,222,572
See accompanying notes to financial statements.
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
SPDR Portfolio Long Term Treasury ETF	798,634	$ 27,984,136	$ 15,462,395	$ 6,287,125	$ 163,003	$ 3,024,617	1,057,312	$ 40,347,026	$397,007
State Street Equity 500 Index II Portfolio	9,869,800	116,167,543	25,395,492	5,595,118	930,350	21,664,077	11,366,476	158,562,344	—
State Street Global Equity ex-U.S. Index Portfolio	11,275,750	101,707,269	28,108,613	2,133,678	282,111	14,972,791	13,917,926	142,937,106	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,877,322	1,877,322	57,174,918	58,397,294	—	—	654,946	654,946	14,897
State Street Navigator Securities Lending Portfolio II	—	—	4,323,600	4,323,600	—	—	—	—	1,073
State Street Small/Mid Cap Equity Index Portfolio	5,027,392	51,832,413	13,042,035	3,587,122	571,675	9,862,149	5,816,801	71,721,150	—
Total		$299,568,683	$143,507,053	$80,323,937	$1,947,139	$49,523,634		$414,222,572	$412,977
See accompanying notes to financial statements.
29

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.4% (a)
DOMESTIC EQUITY — 55.4%
State Street Equity 500 Index II Portfolio	5,549,301	$ 77,412,756
State Street Small/Mid Cap Equity Index Portfolio	2,844,643	35,074,446
		112,487,202
DOMESTIC FIXED INCOME — 9.7%
SPDR Portfolio Long Term Treasury ETF	516,562	19,712,006
INTERNATIONAL EQUITY — 34.3%
State Street Global Equity ex-U.S. Index Portfolio	6,792,068	69,754,538
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $192,058,587)		201,953,746
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (b)(c) (Cost $425,777)	425,777	425,777
TOTAL INVESTMENTS—99.6% (Cost $192,484,364)		202,379,523
OTHER ASSETS IN EXCESS OF LIABILITIES—0.4%		820,894
NET ASSETS—100.0%		$ 203,200,417

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2019.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$201,953,746	$—	$—	$201,953,746
Short-Term Investment	425,777	—	—	425,777
TOTAL INVESTMENTS	$202,379,523	$—	$—	$202,379,523
See accompanying notes to financial statements.
30

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
SPDR Portfolio Long Term Treasury ETF	352,151	$ 12,339,371	$ 8,712,258	$ 2,886,612	$ (34,658)	$ 1,581,647	516,562	$ 19,712,006	$186,177
State Street Equity 500 Index II Portfolio	4,350,416	51,204,388	18,512,242	2,646,405	388,486	9,954,045	5,549,301	77,412,756	—
State Street Global Equity ex-U.S. Index Portfolio	4,970,244	44,831,602	19,062,558	1,094,301	130,150	6,824,529	6,792,068	69,754,538	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	991,215	991,215	38,748,884	39,314,322	—	—	425,777	425,777	8,436
State Street Navigator Securities Lending Portfolio II	—	—	447,350	447,350	—	—	—	—	41
State Street Small/Mid Cap Equity Index Portfolio	2,215,930	22,846,240	9,070,001	1,540,000	177,783	4,520,422	2,844,643	35,074,446	—
Total		$132,212,816	$94,553,293	$47,928,990	$661,761	$22,880,643		$202,379,523	$194,654
See accompanying notes to financial statements.
31

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 98.9% (a)
DOMESTIC EQUITY — 55.1%
State Street Equity 500 Index II Portfolio	1,269,160	$ 17,704,786
State Street Small/Mid Cap Equity Index Portfolio	650,190	8,016,838
		25,721,624
DOMESTIC FIXED INCOME — 9.6%
SPDR Portfolio Long Term Treasury ETF	118,132	4,507,917
INTERNATIONAL EQUITY — 34.2%
State Street Global Equity ex-U.S. Index Portfolio	1,554,088	15,960,483
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $44,508,730)		46,190,024
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (b)(c) (Cost $76,329)	76,329	76,329
TOTAL INVESTMENTS—99.1% (Cost $44,585,059)		46,266,353
OTHER ASSETS IN EXCESS OF LIABILITIES—0.9%		433,260
NET ASSETS—100.0%		$ 46,699,613

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2019.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$46,190,024	$—	$—	$46,190,024
Short-Term Investment	76,329	—	—	76,329
TOTAL INVESTMENTS	$46,266,353	$—	$—	$46,266,353
See accompanying notes to financial statements.
32

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
SPDR Portfolio Long Term Treasury ETF	69,105	$ 2,421,439	$ 7,515,797	$ 5,770,975	$132,951	$ 208,705	118,132	$ 4,507,917	$40,830
State Street Equity 500 Index II Portfolio	852,220	10,030,631	7,911,325	2,454,614	90,397	2,127,047	1,269,160	17,704,786	—
State Street Global Equity ex-U.S. Index Portfolio	974,192	8,787,215	7,725,400	2,045,741	(48,726)	1,542,335	1,554,088	15,960,483	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	355,295	355,295	16,813,703	17,092,669	—	—	76,329	76,329	2,829
State Street Navigator Securities Lending Portfolio II	—	—	3,516,975	3,516,975	—	—	—	—	226
State Street Small/Mid Cap Equity Index Portfolio	434,259	4,477,205	3,777,851	1,217,629	23,943	955,468	650,190	8,016,838	—
Total		$26,071,785	$47,261,051	$32,098,603	$198,565	$4,833,555		$46,266,353	$43,885
See accompanying notes to financial statements.
33

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2019 (Unaudited)

	State Street Target Retirement Fund	State Street Target Retirement 2015 Fund	State Street Target Retirement 2020 Fund	State Street Target Retirement 2025 Fund
ASSETS
Investments in affiliated issuers, at value*	$252,162,048	$302,573,176	$1,020,182,160	$1,285,099,276
Cash	13	13	506	51
Receivable for investments sold	630,039	4,231,192	10,211,889	13,216,855
Receivable for fund shares sold	137,844	234,492	260,133	1,220,928
Dividends receivable — affiliated issuers	937	1,175	4,891	8,054
Securities lending income receivable — unaffiliated issuers	—	—	—	1,854
Securities lending income receivable — affiliated issuers	6,373	8,361	9,138	9,538
Receivable from Adviser	69,187	68,381	135,707	142,452
TOTAL ASSETS	253,006,441	307,116,790	1,030,804,424	1,299,699,008
LIABILITIES
Payable upon return of securities loaned	22,888,894	23,739,669	44,887,955	55,993,683
Payable for investments purchased	716,855	4,236,148	9,542,000	13,924,001
Payable for fund shares repurchased	30,153	208,077	429,457	43,981
Advisory fee payable	9,344	11,358	39,497	49,369
Custodian fees payable	3,818	4,857	5,009	5,221
Administration fees payable	9,517	11,596	39,885	49,693
Trustees’ fees and expenses payable	57	53	77	81
Transfer agent fees payable	5,577	4,590	6,612	7,565
Sub-transfer agent fee payable	242	143	83	232
Registration and filing fees payable	6,671	4,961	6,672	6,588
Professional fees payable	20,001	20,074	20,426	20,396
Printing and postage fees payable	1,693	3,199	8,116	7,860
Accrued expenses and other liabilities	106	233	232	340
TOTAL LIABILITIES	23,692,928	28,244,958	54,986,021	70,109,010
NET ASSETS	$229,313,513	$278,871,832	$ 975,818,403	$1,229,589,998
NET ASSETS CONSIST OF:
Paid-in Capital	$223,408,259	$267,431,972	$ 915,218,216	$1,141,634,921
Total distributable earnings (loss)	5,905,254	11,439,860	60,600,187	87,955,077
NET ASSETS	$229,313,513	$278,871,832	$ 975,818,403	$1,229,589,998
Class I
Net Assets	$ 106,561	$ 16,737	$ 2,117,826	$ 1,382,529
Shares Outstanding	9,733	1,524	184,578	115,814
Net asset value, offering and redemption price per share	$ 10.95	$ 10.98	$ 11.47	$ 11.94
Class K
Net Assets	$229,206,952	$278,855,095	$ 973,700,577	$1,228,207,469
Shares Outstanding	20,968,461	25,398,377	84,831,420	102,739,496
Net asset value, offering and redemption price per share	$ 10.93	$ 10.98	$ 11.48	$ 11.95
COST OF INVESTMENTS:
Investments in affiliated issuers	246,860,926	295,229,747	977,447,153	1,222,114,544
* Includes investments in securities on loan, at value	$ 22,542,884	$ 23,329,024	$ 59,060,941	$ 65,699,644
See accompanying notes to financial statements.
34

State Street Target Retirement 2030 Fund	State Street Target Retirement 2035 Fund	State Street Target Retirement 2040 Fund	State Street Target Retirement 2045 Fund	State Street Target Retirement 2050 Fund	State Street Target Retirement 2055 Fund	State Street Target Retirement 2060 Fund

1,238,398,481	$1,003,764,463	$814,817,362	$616,081,344	$414,222,572	$202,379,523	$46,266,353
27	—	—	—	—	—	—
6,881,458	5,148,640	3,716,734	2,928,057	1,920,822	905,586	127,083
1,586,101	2,026,282	1,603,791	1,678,100	1,548,588	880,829	432,087
6,251	4,619	4,115	3,590	2,806	1,310	405
469	955	3	—	—	—	—
9,630	—	29	39	—	4	—
112,758	94,270	86,598	77,622	68,415	57,445	49,818
1,246,995,175	1,011,039,229	820,228,632	620,768,752	417,763,203	204,224,697	46,875,746

39,921,891	6,664,543	11,700	23,400	—	—	—
6,533,460	5,281,150	3,870,000	2,770,000	1,750,000	954,819	126,000
33,618	17,665	87,298	41,857	30,626	11,959	9,954
48,182	39,973	32,576	24,660	16,422	8,019	1,813
3,493	5,775	3,450	3,513	3,588	3,594	3,618
48,476	40,198	32,779	24,787	16,486	8,082	1,877
88	85	69	67	66	48	790
8,275	8,839	9,692	9,519	8,317	6,529	5,337
245	—	—	—	—	87	136
6,388	6,460	6,781	7,088	7,054	7,399	6,388
20,397	20,235	20,191	20,087	20,080	19,999	19,972
6,969	5,224	3,143	3,999	6,178	3,689	175
258	56	46	42	68	56	73
46,631,740	12,090,203	4,077,725	2,929,019	1,858,885	1,024,280	176,133
$1,200,363,435	$ 998,949,026	$816,150,907	$617,839,733	$415,904,318	$203,200,417	$46,699,613

$1,100,334,353	$ 918,301,599	$745,878,459	$570,101,033	$381,447,593	$190,049,804	$44,381,158
100,029,082	80,647,427	70,272,448	47,738,700	34,456,725	13,150,613	2,318,455
$1,200,363,435	$ 998,949,026	$816,150,907	$617,839,733	$415,904,318	$203,200,417	$46,699,613

$ 1,945,508	$ 984,699	$ 1,265,926	$ 917,022	$ 402,517	$ 196,345	$ 148,858
159,450	79,283	101,538	73,325	32,361	15,794	12,443
$ 12.20	$ 12.42	$ 12.47	$ 12.51	$ 12.44	$ 12.43	$ 11.96

$1,198,417,927	$ 997,964,327	$814,884,981	$616,922,711	$415,501,801	$203,004,072	$46,550,755
98,080,498	80,149,793	65,314,012	49,329,490	33,392,815	16,357,696	3,892,407
$ 12.22	$ 12.45	$ 12.48	$ 12.51	$ 12.44	$ 12.41	$ 11.96

1,161,851,537	943,213,352	760,163,852	580,310,845	387,396,872	192,484,364	44,585,059
$ 39,093,912	$ 6,526,160	$ 11,448	$ 22,896	$ —	$ —	$ —
35

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2019 (Unaudited)

	State Street Target Retirement Fund	State Street Target Retirement 2015 Fund	State Street Target Retirement 2020 Fund	State Street Target Retirement 2025 Fund
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 201	$ 144	$ 1,974	$ 513
Dividend income — affiliated issuers	1,967,130	2,386,842	6,951,348	6,355,740
Unaffiliated securities lending income	—	—	6,978	5,624
Affiliated securities lending income	62,267	78,513	149,452	186,417
TOTAL INVESTMENT INCOME (LOSS)	2,029,598	2,465,499	7,109,752	6,548,294
EXPENSES
Advisory fee	53,793	67,232	230,755	283,020
Administration fees	53,793	67,232	230,755	283,020
Sub-transfer agent fee
Class I	—	3	141	95
Distribution fees
Custodian fees	27,418	26,969	27,235	27,419
Trustees’ fees and expenses	12,039	12,554	20,843	23,244
Transfer agent fees	45,829	34,415	47,508	61,174
Registration and filing fees	36,956	35,035	37,627	37,585
Professional fees	26,138	26,166	26,384	26,404
Printing and postage fees	9,545	8,937	23,801	27,883
Insurance expense	552	799	2,502	2,873
Miscellaneous expenses	5,111	5,028	6,539	7,190
TOTAL EXPENSES	271,174	284,370	654,090	779,907
Expenses waived/reimbursed by the Adviser	(303,450)	(324,706)	(700,099)	(723,209)
NET EXPENSES	(32,276)	(40,336)	(46,009)	56,698
NET INVESTMENT INCOME (LOSS)	$ 2,061,874	$ 2,505,835	$ 7,155,761	$ 6,491,596
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — affiliated issuers	(602,384)	1,354,389	6,678,969	9,326,365
Net change in unrealized appreciation/depreciation on:
Investments — affiliated issuers	17,391,992	20,924,946	85,976,800	122,950,097
NET REALIZED AND UNREALIZED GAIN (LOSS)	16,789,608	22,279,335	92,655,769	132,276,462
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$18,851,482	$24,785,170	$99,811,530	$138,768,058
See accompanying notes to financial statements.
36

State Street Target Retirement 2030 Fund	State Street Target Retirement 2035 Fund	State Street Target Retirement 2040 Fund	State Street Target Retirement 2045 Fund	State Street Target Retirement 2050 Fund	State Street Target Retirement 2055 Fund	State Street Target Retirement 2060 Fund

238	$ 84	$ 53	$ 61	$ 34	$ 19	$ 17
4,287,231	2,393,541	1,384,644	704,196	411,904	194,613	43,659
3,733	88	34	8	1	19	—
121,790	8,060	326	1,023	1,073	41	226
4,412,992	2,401,773	1,385,057	705,288	413,012	194,692	43,902

274,643	227,701	184,497	137,926	90,292	42,513	9,267
274,643	227,701	184,497	137,926	90,292	42,513	9,267

87	49	126	157	90	—	—

25,823	27,026	25,417	25,470	25,438	25,583	25,892
22,693	20,401	18,153	15,758	13,399	10,979	10,178
67,356	70,458	74,222	76,704	75,142	69,504	62,981
37,326	37,376	37,156	37,135	36,929	35,750	35,161
26,398	26,319	26,274	26,208	26,174	26,116	26,088
30,502	28,894	28,915	26,622	28,419	23,994	8,748
2,785	2,290	1,849	1,307	845	344	55
7,038	6,642	6,221	5,505	5,111	4,813	4,591
769,294	674,857	587,327	490,718	392,131	282,109	192,228
(549,493)	(447,109)	(402,704)	(352,635)	(301,749)	(239,595)	(186,668)
219,801	227,748	184,623	138,083	90,382	42,514	5,560
$ 4,193,191	$ 2,174,025	$ 1,200,434	$ 567,205	$ 322,630	$ 152,178	$ 38,342

8,957,920	7,100,147	4,902,144	3,330,718	1,947,139	661,761	198,565

130,205,532	114,499,488	97,166,381	75,065,611	49,523,634	22,880,643	4,833,555
139,163,452	121,599,635	102,068,525	78,396,329	51,470,773	23,542,404	5,032,120
$143,356,643	$123,773,660	$103,268,959	$78,963,534	$51,793,403	$23,694,582	$5,070,462
37

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Target Retirement Fund		State Street Target Retirement 2015 Fund
	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 2,061,874	$ 5,554,077	$ 2,505,835	$ 7,028,635
Net realized gain (loss)	(602,384)	1,472,783	1,354,389	4,543,556
Net change in unrealized appreciation/depreciation	17,391,992	(14,733,528)	20,924,946	(19,021,436)
Net increase (decrease) in net assets resulting from operations	18,851,482	(7,706,668)	24,785,170	(7,449,245)
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 10):
Class I	—	(4,532)	—	(2,113)
Class K	—	(8,399,460)	—	(12,790,575)
Total distributions to shareholders	—	(8,403,992)	—	(12,792,688)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Contribution from Affiliates (Note 3)	—	1,415	—	13,859
Class A(a)
Proceeds from sale of shares sold	—	—	—	—
Redemption of shares in connection with the conversion of assets from Class A to Class I	—	(21,234)	—	—
Cost of shares redeemed	—	(77,394)	—	(99,541)
Net increase (decrease) from capital share transactions	—	(98,628)	—	(99,541)
Class I
Proceeds from sale of shares sold	25,515	981	2,898	5,030
Proceeds from shares issued in connection with the conversion of assets from Class A to Class I	—	21,234	—	—
Reinvestment of distributions	—	4,532	—	2,112
Cost of shares redeemed	(36,097)	(50,232)	(32,154)	(149,507)
Net increase (decrease) from capital share transactions	(10,582)	(23,485)	(29,256)	(142,365)
Class K
Proceeds from sale of shares sold	34,207,875	207,534,102	30,708,856	90,310,368
Reinvestment of distributions	—	8,399,460	—	12,790,575
Cost of shares redeemed	(24,683,258)	(134,413,043)	(34,647,337)	(70,872,443)
Net increase (decrease) from capital share transactions	9,524,617	81,520,519	(3,938,481)	32,228,500
Net increase (decrease) in net assets from beneficial interest transactions	9,514,035	81,398,406	(3,967,737)	31,986,594
Net increase (decrease) in net assets during the period	28,365,517	65,289,161	20,817,433	11,758,520
Net assets at beginning of period	200,947,996	135,658,835	258,054,399	246,295,879
NET ASSETS AT END OF PERIOD	$229,313,513	$ 200,947,996	$278,871,832	$258,054,399
SHARES OF BENEFICIAL INTEREST:
Class A(a)
Shares sold	—	—	—	—
Shares redeemed in connection with the conversion of assets from Class A to Class I	—	(1,998)	—	—
Shares redeemed	—	(7,301)	—	(9,310)
Net increase (decrease) from share transactions	—	(9,299)	—	(9,310)
Class I
Shares sold	2,388	91	273	465
Shares issued in connection with the conversion of assets from Class A to Class I	—	1,994	—	—
Reinvestment of distributions	—	454	—	212
Shares redeemed	(3,400)	(4,709)	(2,982)	(13,867)
Net increase (decrease) from share transactions	(1,012)	(2,170)	(2,709)	(13,190)
Class K
Shares sold	3,245,293	19,214,623	2,901,020	8,351,447
Reinvestment of distributions	—	842,474	—	1,281,621
Shares redeemed	(2,353,788)	(12,622,611)	(3,279,750)	(6,528,843)
Net increase (decrease) from share transactions	891,505	7,434,486	(378,730)	3,104,225
(a)	Effective October 12, 2018, Class A shares were converted to Class I shares.
See accompanying notes to financial statements.
38

State Street Target Retirement 2020 Fund		State Street Target Retirement 2025 Fund		State Street Target Retirement 2030 Fund
Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18

$ 7,155,761	$ 22,627,658	$ 6,491,596	$ 26,121,798	$ 4,193,191	$ 23,384,322
6,678,969	19,359,205	9,326,365	24,770,443	8,957,920	25,363,539
85,976,800	(78,525,638)	122,950,097	(110,013,265)	130,205,532	(112,579,713)
99,811,530	(36,538,775)	138,768,058	(59,121,024)	143,356,643	(63,831,852)

—	(94,975)	—	(59,153)	—	(88,182)
—	(44,523,544)	—	(50,682,003)	—	(47,418,269)
—	(44,618,519)	—	(50,741,156)	—	(47,506,451)

—	40,408	—	65,781	—	—

—	490,000	—	186,928	—	83,298
—	(237,210)	—	(109,730)	—	(89,264)
—	(373,913)	—	(187,108)	—	(97,013)
—	(121,123)	—	(109,910)	—	(102,979)

122,326	1,153,163	181,104	270,622	86,443	196,592
—	237,210	—	109,730	—	89,264
—	94,975	—	59,153	—	88,182
(12,903)	(210,593)	(113,294)	(1,373,715)	(156,503)	(116,274)
109,423	1,274,755	67,810	(934,210)	(70,060)	257,764

105,120,107	267,720,042	162,135,580	365,384,810	167,253,020	351,016,403
—	44,523,405	—	50,682,003	—	47,418,269
(78,162,566)	(159,803,462)	(79,705,358)	(129,329,674)	(72,282,465)	(105,937,878)
26,957,541	152,439,985	82,430,222	286,737,139	94,970,555	292,496,794
27,066,964	153,593,617	82,498,032	285,693,019	94,900,495	292,651,579
126,878,494	72,476,731	221,266,090	175,896,620	238,257,138	181,313,276
848,939,909	776,463,178	1,008,323,908	832,427,288	962,106,297	780,793,021
$975,818,403	$ 848,939,909	$1,229,589,998	$1,008,323,908	$1,200,363,435	$ 962,106,297

—	42,083	—	15,682	—	6,914
—	(21,161)	—	(9,484)	—	(7,571)
—	(33,274)	—	(16,019)	—	(8,285)
—	(12,352)	—	(9,821)	—	(8,942)

10,941	102,958	15,875	23,141	7,331	16,510
—	21,161	—	9,476	—	7,571
—	9,275	—	5,645	—	8,312
(1,179)	(18,601)	(9,735)	(118,722)	(13,527)	(9,969)
9,762	114,793	6,140	(80,460)	(6,196)	22,424

9,558,985	23,681,680	14,177,477	31,044,743	14,380,942	29,309,128
—	4,343,747	—	4,826,858	—	4,460,797
(7,069,202)	(14,078,169)	(6,940,249)	(10,992,359)	(6,174,565)	(8,812,232)
2,489,783	13,947,258	7,237,228	24,879,242	8,206,377	24,957,693
39

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street Target Retirement 2035 Fund		State Street Target Retirement 2040 Fund
	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 2,174,025	$ 18,209,865	$ 1,200,434	$ 14,376,335
Net realized gain (loss)	7,100,147	23,101,163	4,902,144	20,694,042
Net change in unrealized appreciation/depreciation	114,499,488	(101,638,895)	97,166,381	(86,768,197)
Net increase (decrease) in net assets resulting from operations	123,773,660	(60,327,867)	103,268,959	(51,697,820)
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 10):
Class I	—	(20,901)	—	(60,520)
Class K	—	(37,599,436)	—	(30,754,623)
Total distributions to shareholders	—	(37,620,337)	—	(30,815,143)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Contribution from Affiliates (Note 3)	—	63,723	—	6,247
Class A(a)
Proceeds from sale of shares sold	—	12,746	—	194,295
Redemption of shares in connection with the conversion of assets from Class A to Class I	—	(38,238)	—	(240,271)
Cost of shares redeemed	—	(101,467)	—	(55,696)
Net increase (decrease) from capital share transactions	—	(126,959)	—	(101,672)
Class I
Proceeds from sale of shares sold	473,876	98,818	108,045	314,483
Proceeds from shares issued in connection with the conversion of assets from Class A to Class I	—	38,238	—	240,271
Reinvestment of distributions	—	20,901	—	60,520
Cost of shares redeemed	(17,916)	(34,846)	(279,697)	(120,037)
Net increase (decrease) from capital share transactions	455,960	123,111	(171,652)	495,237
Class K
Proceeds from sale of shares sold	138,733,694	357,140,615	116,791,986	294,196,717
Reinvestment of distributions	—	37,599,436	—	30,754,623
Cost of shares redeemed	(60,642,600)	(85,438,916)	(41,747,422)	(63,980,947)
Net increase (decrease) from capital share transactions	78,091,094	309,301,135	75,044,564	260,970,393
Net increase (decrease) in net assets from beneficial interest transactions	78,547,054	309,297,287	74,872,912	261,363,958
Net increase (decrease) in net assets during the period	202,320,714	211,412,806	178,141,871	178,857,242
Net assets at beginning of period	796,628,312	585,215,506	638,009,036	459,151,794
NET ASSETS AT END OF PERIOD	$998,949,026	$ 796,628,312	$816,150,907	$638,009,036
SHARES OF BENEFICIAL INTEREST:
Class A(a)
Shares sold	—	1,044	—	15,781
Shares redeemed in connection with the conversion of assets from Class A to Class I	—	(3,195)	—	(19,973)
Shares redeemed	—	(8,252)	—	(4,670)
Net increase (decrease) from share transactions	—	(10,403)	—	(8,862)
Class I
Shares sold	39,896	8,185	9,118	25,541
Shares issued in connection with the conversion of assets from Class A to Class I	—	3,192	—	19,940
Reinvestment of distributions	—	1,947	—	5,645
Shares redeemed	(1,515)	(2,910)	(23,165)	(9,906)
Net increase (decrease) from share transactions	38,381	10,414	(14,047)	41,220
Class K
Shares sold	11,676,255	29,106,428	9,800,972	23,975,808
Reinvestment of distributions	—	3,494,372	—	2,866,227
Shares redeemed	(5,073,221)	(6,958,752)	(3,483,706)	(5,191,478)
Net increase (decrease) from share transactions	6,603,034	25,642,048	6,317,266	21,650,557
(a)	Effective October 12, 2018, Class A shares were converted to Class I shares.
See accompanying notes to financial statements.
40

State Street Target Retirement 2045 Fund		State Street Target Retirement 2050 Fund		State Street Target Retirement 2055 Fund
Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18

$ 567,205	$ 10,368,285	$ 322,630	$ 6,731,094	$ 152,178	$ 2,937,986
3,330,718	15,851,276	1,947,139	10,110,405	661,761	5,118,694
75,065,611	(67,673,383)	49,523,634	(43,579,203)	22,880,643	(19,776,780)
78,963,534	(41,453,822)	51,793,403	(26,737,704)	23,694,582	(11,720,100)

—	(37,415)	—	(17,896)	—	(6,641)
—	(22,018,119)	—	(14,299,282)	—	(6,678,653)
—	(22,055,534)	—	(14,317,178)	—	(6,685,294)

—	4,604	—	—	—	333

—	78,575	—	83,496	—	20,264
—	(160,336)	—	(141,455)	—	(14,984)
—	(53,086)	—	(43,179)	—	(103,712)
—	(134,847)	—	(101,138)	—	(98,432)

73,851	167,709	68,378	89,932	42,542	33,365
—	160,336	—	141,455	—	14,984
—	37,415	—	17,896	—	4,921
(70,852)	(245,626)	(100,096)	(66,301)	(752)	(10,358)
2,999	119,834	(31,718)	182,982	41,790	42,912

104,965,424	257,738,573	82,465,919	147,982,505	56,591,173	82,947,912
—	22,018,119	—	14,299,282	—	6,678,248
(32,304,307)	(51,371,565)	(19,127,913)	(33,069,527)	(9,776,893)	(20,251,677)
72,661,117	228,385,127	63,338,006	129,212,260	46,814,280	69,374,483
72,664,116	228,370,114	63,306,288	129,294,104	46,856,070	69,318,963
151,627,650	164,865,362	115,099,691	88,239,222	70,550,652	50,913,902
466,212,083	301,346,721	300,804,627	212,565,405	132,649,765	81,735,863
$617,839,733	$466,212,083	$415,904,318	$300,804,627	$203,200,417	$132,649,765

—	6,238	—	6,517	—	1,614
—	(13,284)	—	(11,768)	—	(1,246)
—	(4,396)	—	(3,620)	—	(8,687)
—	(11,442)	—	(8,871)	—	(8,319)

6,220	13,747	5,722	7,431	3,727	2,739
—	13,262	—	11,758	—	1,242
—	3,497	—	1,682	—	463
(5,967)	(19,433)	(8,286)	(5,526)	(66)	(855)
253	11,073	(2,564)	15,345	3,661	3,589

8,791,895	20,874,274	6,929,685	12,073,607	4,767,236	6,756,118
—	2,057,769	—	1,343,918	—	629,430
(2,685,126)	(4,155,850)	(1,602,076)	(2,686,477)	(818,675)	(1,642,195)
6,106,769	18,776,193	5,327,609	10,731,048	3,948,561	5,743,353
41

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street Target Retirement 2060 Fund
	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 38,342	$ 554,332
Net realized gain (loss)	198,565	1,238,113
Net change in unrealized appreciation/depreciation	4,833,555	(4,004,945)
Net increase (decrease) in net assets resulting from operations	5,070,462	(2,212,500)
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 10):
Class I	—	(7,584)
Class K	—	(1,525,276)
Total distributions to shareholders	—	(1,532,860)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class A(a)
Proceeds from sale of shares sold	—	5,417
Redemption of shares in connection with the conversion of assets from Class A to Class I	—	(26,017)
Cost of shares redeemed	—	(77,602)
Net increase (decrease) from capital share transactions	—	(98,202)
Class I
Proceeds from sale of shares sold	7,562	10,781
Proceeds from shares issued in connection with the conversion of assets from Class A to Class I	—	26,017
Reinvestment of distributions	—	2,166
Cost of shares redeemed	(58)	(2,064)
Net increase (decrease) from capital share transactions	7,504	36,900
Class K
Proceeds from sale of shares sold	25,122,078	23,719,397
Reinvestment of distributions	—	1,525,276
Cost of shares redeemed	(9,450,462)	(7,832,210)
Net increase (decrease) from capital share transactions	15,671,616	17,412,463
Net increase (decrease) in net assets from beneficial interest transactions	15,679,120	17,351,161
Net increase (decrease) in net assets during the period	20,749,582	13,605,801
Net assets at beginning of period	25,950,031	12,344,230
NET ASSETS AT END OF PERIOD	$46,699,613	$25,950,031
SHARES OF BENEFICIAL INTEREST:
Class A(a)
Shares sold	—	445
Shares redeemed in connection with the conversion of assets from Class A to Class I	—	(2,226)
Shares redeemed	—	(6,628)
Net increase (decrease) from share transactions	—	(8,409)
Class I
Shares sold	664	916
Shares issued in connection with the conversion of assets from Class A to Class I	—	2,222
Reinvestment of distributions	—	212
Shares redeemed	(5)	(171)
Net increase (decrease) from share transactions	659	3,179
Class K
Shares sold	2,200,206	1,997,253
Reinvestment of distributions	—	149,245
Shares redeemed	(820,381)	(653,396)
Net increase (decrease) from share transactions	1,379,825	1,493,102
(a)	Effective October 12, 2018, Class A shares were converted to Class I shares.
See accompanying notes to financial statements.
42

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14*
Net asset value, beginning of period	$10.02	$10.73	$10.12	$ 9.79	$10.03	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.10	0.28	0.19	0.19	0.19	0.05
Net realized and unrealized gain (loss)	0.83	(0.55)	0.71	0.32	(0.23)	0.02
Total from investment operations	0.93	(0.27)	0.90	0.51	(0.04)	0.07
Distributions to shareholders from:
Net investment income	—	(0.29)	(0.20)	(0.17)	(0.19)	(0.04)
Net realized gains	—	(0.15)	(0.09)	(0.01)	(0.01)	(0.00)(b)
Total distributions	—	(0.44)	(0.29)	(0.18)	(0.20)	(0.04)
Net asset value, end of period	$10.95	$10.02	$10.73	$10.12	$ 9.79	$10.03
Total return (c)	9.28%	(2.50)%(d)	8.92%	5.27%	(0.39)%	0.70%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 107	$ 108	$ 139	$ 612	$ 653	$ 418
Ratios to Average Net Assets:
Total expenses (e)	0.25%(f)	0.25%	0.36%	0.66%	1.15%	21.40%(f)
Net expenses (e)	(0.03)%(f)(g)	(0.03)%(g)	(0.05)%(g)	(0.03)%(g)	0.01%	0.37%(f)
Net investment income (loss)	1.84%(f)	2.62%	1.78%	1.89%	1.94%	2.07%(f)
Portfolio turnover rate	10%(h)	53%	25%	37%	31%	8%(h)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (2.50)%. See Note 3.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
(h)	Not annualized.
See accompanying notes to financial statements.
43

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$ 10.00	$ 10.71	$ 10.12	$ 9.78	$ 10.03	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.10	0.29	0.28	0.23	0.20	0.06
Net realized and unrealized gain (loss)	0.83	(0.56)	0.60	0.29	(0.25)	0.02
Total from investment operations	0.93	(0.27)	0.88	0.52	(0.05)	0.08
Distributions to shareholders from:
Net investment income	—	(0.29)	(0.20)	(0.17)	(0.19)	(0.05)
Net realized gains	—	(0.15)	(0.09)	(0.01)	(0.01)	(0.00)(b)
Total distributions	—	(0.44)	(0.29)	(0.18)	(0.20)	(0.05)
Net asset value, end of period	$ 10.93	$ 10.00	$ 10.71	$ 10.12	$ 9.78	$10.03
Total return (c)	9.30%	(2.50)%(d)	8.83%	5.28%	(0.49)%	0.75%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$229,207	$200,840	$135,420	$55,499	$22,265	$1,558
Ratios to Average Net Assets:
Total expenses (e)	0.25%(f)	0.24%	0.36%	0.66%	1.15%	25.06%(f)
Net expenses (e)	(0.03)%(f)(g)	(0.04)%(g)	(0.02)%(g)	(0.04)%(g)	0.01%	0.17%(f)
Net investment income (loss)	1.92%(f)	2.69%	2.61%	2.23%	1.99%	2.59%(f)
Portfolio turnover rate	10%(h)	53%	25%	37%	31%	8%(h)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (2.50)%. See Note 3.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
(h)	Not annualized.
See accompanying notes to financial statements.
44

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2015 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.01	$10.85	$10.09	$ 9.72	$10.03	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.09	0.20	0.19	0.19	0.23	0.06
Net realized and unrealized gain (loss)	0.88	(0.52)	0.86	0.41	(0.31)	0.03
Total from investment operations	0.97	(0.32)	1.05	0.60	(0.08)	0.09
Distributions to shareholders from:
Net investment income	—	(0.28)	(0.19)	(0.16)	(0.18)	(0.06)
Net realized gains	—	(0.24)	(0.10)	(0.07)	(0.05)	(0.00)(b)
Total distributions	—	(0.52)	(0.29)	(0.23)	(0.23)	(0.06)
Net asset value, end of period	$10.98	$10.01	$10.85	$10.09	$ 9.72	$10.03
Total return (c)	9.69%	(2.89)%(d)	10.39%	6.19%	(0.75)%	0.87%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 17	$ 42	$ 189	$ 819	$1,030	$ 585
Ratios to Average Net Assets:
Total expenses (e)	0.23%(f)	0.23%	0.27%	0.58%	5.07%	14.80%(f)
Net expenses (e)	(0.02)%(f)(g)	0.03%	(0.05)%(g)	0.01%	0.02%	0.37%(f)
Net investment income (loss)	1.77%(f)	1.87%	1.79%	1.85%	2.32%	2.31%(f)
Portfolio turnover rate	13%(h)	29%	34%	49%	55%	39%(h)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (2.89)%. See Note 3.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
(h)	Not annualized.
See accompanying notes to financial statements.
45

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2015 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$ 10.01	$ 10.85	$ 10.09	$ 9.72	$10.03	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.10	0.28	0.29	0.28	0.22	0.06
Net realized and unrealized gain (loss)	0.87	(0.59)	0.76	0.32	(0.30)	0.03
Total from investment operations	0.97	(0.31)	1.05	0.60	(0.08)	0.09
Distributions to shareholders from:
Net investment income	—	(0.29)	(0.19)	(0.16)	(0.18)	(0.06)
Net realized gains	—	(0.24)	(0.10)	(0.07)	(0.05)	(0.00)(b)
Total distributions	—	(0.53)	(0.29)	(0.23)	(0.23)	(0.06)
Net asset value, end of period	$ 10.98	$ 10.01	$ 10.85	$ 10.09	$ 9.72	$10.03
Total return (c)	9.69%	(2.86)%(d)	10.39%	6.19%	(0.74)%	0.92%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$278,855	$258,012	$246,006	$71,486	$3,707	$1,740
Ratios to Average Net Assets:
Total expenses (e)	0.21%(f)	0.21%	0.26%	0.58%	5.07%	18.68%(f)
Net expenses (e)	(0.03)%(f)(g)	(0.00)%(g)(h)	(0.02)%(g)	(0.01)%(g)	0.02%	0.17%(f)
Net investment income (loss)	1.86%(f)	2.54%	2.71%	2.72%	2.19%	2.50%(f)
Portfolio turnover rate	13%(i)	29%	34%	49%	55%	39%(i)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (2.86)%. See Note 3.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
(h)	Ratio is less than 0.005%
(i)	Not annualized.
See accompanying notes to financial statements.
46

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.29	$11.34	$10.27	$ 9.75	$10.14	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.08	0.43	0.25	0.16	0.33	0.06
Net realized and unrealized gain (loss)	1.10	(0.90)	1.13	0.54	(0.49)	0.11
Total from investment operations	1.18	(0.47)	1.38	0.70	(0.16)	0.17
Distributions to shareholders from:
Net investment income	—	(0.29)	(0.23)	(0.17)	(0.22)	(0.03)
Net realized gains	—	(0.29)	(0.08)	(0.01)	(0.01)	(0.00)(b)
Total distributions	—	(0.58)	(0.31)	(0.18)	(0.23)	(0.03)
Net asset value, end of period	$11.47	$10.29	$11.34	$10.27	$ 9.75	$10.14
Total return (c)	11.47%	(4.17)%(d)	13.38%	7.34%	(1.56)%	1.72%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,118	$1,798	$ 680	$ 797	$1,811	$ 845
Ratios to Average Net Assets:
Total expenses (e)	0.16%(f)	0.16%	0.15%	0.30%	0.55%	9.11%(f)
Net expenses (e)	0.01%(f)(g)	0.02%	0.01%	0.07%	0.01%	0.37%(f)
Net investment income (loss)	1.53%(f)	3.85%	2.29%	1.54%	3.28%	2.57%(f)
Portfolio turnover rate	10%(h)	22%	18%	28%	39%	5%(h)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (4.17)%. See Note 3.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
(h)	Not annualized.
See accompanying notes to financial statements.
47

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$ 10.29	$ 11.34	$ 10.28	$ 9.74	$ 10.13	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.08	0.29	0.29	0.27	0.23	0.04
Net realized and unrealized gain (loss)	1.11	(0.76)	1.08	0.45	(0.39)	0.13
Total from investment operations	1.19	(0.47)	1.37	0.72	(0.16)	0.17
Distributions to shareholders from:
Net investment income	—	(0.29)	(0.23)	(0.17)	(0.22)	(0.04)
Net realized gains	—	(0.29)	(0.08)	(0.01)	(0.01)	(0.00)(b)
Total distributions	—	(0.58)	(0.31)	(0.18)	(0.23)	(0.04)
Net asset value, end of period	$ 11.48	$ 10.29	$ 11.34	$ 10.28	$ 9.74	$10.13
Total return (c)	11.56%	(4.16)%(d)	13.38%	7.45%	(1.57)%	1.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$973,701	$847,142	$775,643	$235,727	$52,303	$6,399
Ratios to Average Net Assets:
Total expenses (e)	0.14%(f)	0.15%	0.15%	0.24%	0.55%	11.13%(f)
Net expenses (e)	(0.01)%(f)(g)	0.01%	0.02%	0.01%	0.01%	0.17%(f)
Net investment income (loss)	1.55%(f)	2.60%	2.67%	2.60%	2.29%	1.62%(f)
Portfolio turnover rate	10%(h)	22%	18%	28%	39%	5%(h)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (4.16)%. See Note 3.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
(h)	Not annualized.
See accompanying notes to financial statements.
48

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.53	$11.74	$10.33	$ 9.74	$10.16	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.06	0.23	0.26	0.15	0.37	0.06
Net realized and unrealized gain (loss)	1.35	(0.87)	1.45	0.63	(0.56)	0.14
Total from investment operations	1.41	(0.64)	1.71	0.78	(0.19)	0.20
Distributions to shareholders from:
Net investment income	—	(0.29)	(0.23)	(0.16)	(0.20)	(0.04)
Net realized gains	—	(0.28)	(0.07)	(0.03)	(0.03)	(0.00)(b)
Total distributions	—	(0.57)	(0.30)	(0.19)	(0.23)	(0.04)
Net asset value, end of period	$11.94	$10.53	$11.74	$10.33	$ 9.74	$10.16
Total return (c)	13.39%	(5.48)%(d)	16.54%	8.01%	(1.87)%	1.99%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,383	$1,155	$2,232	$2,110	$3,293	$ 677
Ratios to Average Net Assets:
Total expenses (e)	0.15%(f)	0.15%	0.15%	0.33%	1.31%	10.65%(f)
Net expenses (e)	0.03%(f)	0.05%	0.03%	0.08%	0.03%	0.37%(f)
Net investment income (loss)	1.15%(f)	1.98%	2.36%	1.53%	3.71%	5.10%(f)
Portfolio turnover rate	10%(g)	15%	10%	21%	51%	13%(g)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (5.48)%. See Note 3.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Not annualized.
See accompanying notes to financial statements.
49

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$ 10.55	$ 11.75	$ 10.34	$ 9.75	$ 10.16	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.07	0.31	0.30	0.29	0.29	0.05
Net realized and unrealized gain (loss)	1.33	(0.94)	1.41	0.49	(0.47)	0.15
Total from investment operations	1.40	(0.63)	1.71	0.78	(0.18)	0.20
Distributions to shareholders from:
Net investment income	—	(0.29)	(0.23)	(0.16)	(0.20)	(0.04)
Net realized gains	—	(0.28)	(0.07)	(0.03)	(0.03)	(0.00)(b)
Total distributions	—	(0.57)	(0.30)	(0.19)	(0.23)	(0.04)
Net asset value, end of period	$ 11.95	$ 10.55	$ 11.75	$ 10.34	$ 9.75	$10.16
Total return (c)	13.36%	(5.38)%(d)	16.52%	8.00%	(1.77)%	2.04%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,228,207	$1,007,169	$830,080	$206,696	$21,815	$5,597
Ratios to Average Net Assets:
Total expenses (e)	0.14%(f)	0.14%	0.15%	0.28%	1.31%	11.75%(f)
Net expenses (e)	0.01%(f)	0.04%	0.04%	0.04%	0.03%	0.17%(f)
Net investment income (loss)	1.15%(f)	2.63%	2.63%	2.81%	2.86%	2.19%(f)
Portfolio turnover rate	10%(g)	15%	10%	21%	51%	13%(g)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (5.38)%. See Note 3.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Not annualized.
See accompanying notes to financial statements.
50

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.67	$11.98	$10.37	$ 9.76	$10.15	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.04	0.29	0.25	0.14	0.35	0.06
Net realized and unrealized gain (loss)	1.49	(1.05)	1.64	0.65	(0.54)	0.16
Total from investment operations	1.53	(0.76)	1.89	0.79	(0.19)	0.22
Distributions to shareholders from:
Net investment income	—	(0.27)	(0.23)	(0.16)	(0.20)	(0.07)
Net realized gains	—	(0.28)	(0.05)	(0.02)	(0.00)(b)	(0.00)(b)
Total distributions	—	(0.55)	(0.28)	(0.18)	(0.20)	(0.07)
Net asset value, end of period	$12.20	$10.67	$11.98	$10.37	$ 9.76	$10.15
Total return (c)	14.34%	(6.24)%	18.27%	8.10%	(1.83)%	2.18%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,946	$1,768	$1,716	$1,522	$2,066	$ 676
Ratios to Average Net Assets:
Total expenses (d)	0.15%(e)	0.15%	0.15%	0.30%	0.59%	12.59%(e)
Net expenses (d)	0.05%(e)	0.07%	0.06%	0.08%	0.03%	0.37%(e)
Net investment income (loss)	0.75%(e)	2.44%	2.25%	1.39%	3.52%	2.30%(e)
Portfolio turnover rate	8%(f)	12%	7%	18%	33%	18%(f)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
51

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$ 10.69	$ 12.00	$ 10.38	$ 9.76	$ 10.15	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.04	0.29	0.28	0.25	0.25	0.07
Net realized and unrealized gain (loss)	1.49	(1.04)	1.62	0.55	(0.44)	0.15
Total from investment operations	1.53	(0.75)	1.90	0.80	(0.19)	0.22
Distributions to shareholders from:
Net investment income	—	(0.28)	(0.23)	(0.16)	(0.20)	(0.07)
Net realized gains	—	(0.28)	(0.05)	(0.02)	(0.00)(b)	(0.00)(b)
Total distributions	—	(0.56)	(0.28)	(0.18)	(0.20)	(0.07)
Net asset value, end of period	$ 12.22	$ 10.69	$ 12.00	$ 10.38	$ 9.76	$10.15
Total return (c)	14.31%	(6.22)%	18.35%	8.20%	(1.83)%	2.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,198,418	$960,339	$778,969	$225,549	$48,114	$3,243
Ratios to Average Net Assets:
Total expenses (d)	0.14%(e)	0.14%	0.15%	0.26%	0.59%	14.05%(e)
Net expenses (d)	0.04%(e)	0.06%	0.06%	0.05%	0.03%	0.17%(e)
Net investment income (loss)	0.76%(e)	2.43%	2.46%	2.48%	2.42%	2.64%(e)
Portfolio turnover rate	8%(f)	12%	7%	18%	33%	18%(f)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
52

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.80	$12.18	$10.43	$ 9.77	$10.17	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.03	0.30	0.13	0.11	0.31	0.07
Net realized and unrealized gain (loss)	1.59	(1.14)	1.91	0.74	(0.51)	0.15
Total from investment operations	1.62	(0.84)	2.04	0.85	(0.20)	0.22
Distributions to shareholders from:
Net investment income	—	(0.26)	(0.22)	(0.16)	(0.18)	(0.05)
Net realized gains	—	(0.28)	(0.07)	(0.03)	(0.02)	(0.00)(b)
Total distributions	—	(0.54)	(0.29)	(0.19)	(0.20)	(0.05)
Net asset value, end of period	$12.42	$10.80	$12.18	$10.43	$ 9.77	$10.17
Total return (c)	15.00%	(6.88)%(d)	19.56%	8.61%	(2.00)%	2.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 985	$ 442	$ 371	$ 840	$1,416	$ 508
Ratios to Average Net Assets:
Total expenses (e)	0.17%(f)	0.16%	0.17%	0.36%	1.83%	16.79%(f)
Net expenses (e)	0.07%(f)	0.07%	0.07%	0.09%	0.03%	0.37%(f)
Net investment income (loss)	0.47%(f)	2.49%	1.10%	1.08%	3.07%	2.78%(f)
Portfolio turnover rate	8%(g)	13%	6%	18%	38%	7%(g)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (6.88)%. See Note 3.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Not annualized.
See accompanying notes to financial statements.
53

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$ 10.83	$ 12.21	$ 10.44	$ 9.78	$ 10.17	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.03	0.28	0.27	0.27	0.32	0.03
Net realized and unrealized gain (loss)	1.59	(1.12)	1.79	0.58	(0.51)	0.20
Total from investment operations	1.62	(0.84)	2.06	0.85	(0.19)	0.23
Distributions to shareholders from:
Net investment income	—	(0.26)	(0.22)	(0.16)	(0.18)	(0.06)
Net realized gains	—	(0.28)	(0.07)	(0.03)	(0.02)	(0.00)(b)
Total distributions	—	(0.54)	(0.29)	(0.19)	(0.20)	(0.06)
Net asset value, end of period	$ 12.45	$ 10.83	$ 12.21	$ 10.44	$ 9.78	$10.17
Total return (c)	14.96%	(6.85)%(d)	19.73%	8.60%	(1.90)%	2.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$997,964	$796,187	$584,717	$165,008	$17,223	$3,208
Ratios to Average Net Assets:
Total expenses (e)	0.15%(f)	0.15%	0.17%	0.33%	1.83%	17.89%(f)
Net expenses (e)	0.05%(f)	0.07%	0.08%	0.06%	0.03%	0.17%(f)
Net investment income (loss)	0.48%(f)	2.30%	2.34%	2.64%	3.12%	1.28%(f)
Portfolio turnover rate	8%(g)	13%	6%	18%	38%	7%(g)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (6.85)%. See Note 3.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Not annualized.
See accompanying notes to financial statements.
54

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.79	$12.26	$10.39	$ 9.71	$10.13	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.02	0.31	0.24	0.09	0.40	0.06
Net realized and unrealized gain (loss)	1.66	(1.23)	1.91	0.78	(0.63)	0.16
Total from investment operations	1.68	(0.92)	2.15	0.87	(0.23)	0.22
Distributions to shareholders from:
Net investment income	—	(0.26)	(0.23)	(0.16)	(0.19)	(0.09)
Net realized gains	—	(0.29)	(0.05)	(0.03)	(0.00)(b)	(0.00)(b)
Total distributions	—	(0.55)	(0.28)	(0.19)	(0.19)	(0.09)
Net asset value, end of period	$12.47	$10.79	$12.26	$10.39	$ 9.71	$10.13
Total return (c)	15.57%	(7.46)%(d)	20.59%	9.00%	(2.28)%	2.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,266	$1,247	$ 912	$ 708	$1,501	$ 506
Ratios to Average Net Assets:
Total expenses (e)	0.18%(f)	0.19%	0.17%	0.38%	0.79%	18.04%(f)
Net expenses (e)	0.07%(f)	0.09%	0.07%	0.10%	0.02%	0.37%(f)
Net investment income (loss)	0.31%(f)	2.50%	2.14%	0.86%	4.02%	2.53%(f)
Portfolio turnover rate	6%(g)	11%	6%	16%	38%	5%(g)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.46)%. See Note 3.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Not annualized.
See accompanying notes to financial statements.
55

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$ 10.79	$ 12.27	$ 10.40	$ 9.72	$ 10.13	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.02	0.28	0.26	0.24	0.25	0.05
Net realized and unrealized gain (loss)	1.67	(1.21)	1.89	0.63	(0.47)	0.18
Total from investment operations	1.69	(0.93)	2.15	0.87	(0.22)	0.23
Distributions to shareholders from:
Net investment income	—	(0.26)	(0.23)	(0.16)	(0.19)	(0.10)
Net realized gains	—	(0.29)	(0.05)	(0.03)	(0.00)(b)	(0.00)(b)
Total distributions	—	(0.55)	(0.28)	(0.19)	(0.19)	(0.10)
Net asset value, end of period	$ 12.48	$ 10.79	$ 12.27	$ 10.40	$ 9.72	$10.13
Total return (c)	15.66%	(7.52)%(d)	20.69%	8.89%	(2.18)%	2.28%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$814,885	$636,762	$458,132	$143,526	$35,359	$1,512
Ratios to Average Net Assets:
Total expenses (e)	0.16%(f)	0.16%	0.17%	0.32%	0.79%	20.53%(f)
Net expenses (e)	0.05%(f)	0.07%	0.07%	0.05%	0.02%	0.17%(f)
Net investment income (loss)	0.33%(f)	2.24%	2.30%	2.31%	2.47%	1.90%(f)
Portfolio turnover rate	6%(g)	11%	6%	16%	38%	5%(g)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.52)%. See Note 3.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Not annualized.
See accompanying notes to financial statements.
56

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.77	$12.29	$10.36	$ 9.64	$10.06	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	0.33	0.20	0.15	0.30	0.06
Net realized and unrealized gain (loss)	1.73	(1.31)	2.02	0.75	(0.54)	0.16
Total from investment operations	1.74	(0.98)	2.22	0.90	(0.24)	0.22
Distributions to shareholders from:
Net investment income	—	(0.26)	(0.24)	(0.16)	(0.17)	(0.16)
Net realized gains	—	(0.28)	(0.05)	(0.02)	(0.01)	(0.00)(b)
Total distributions	—	(0.54)	(0.29)	(0.18)	(0.18)	(0.16)
Net asset value, end of period	$12.51	$10.77	$12.29	$10.36	$ 9.64	$10.06
Total return (c)	16.16%	(7.96)%(d)	21.45%	9.31%	(2.40)%	2.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 917	$ 787	$ 762	$ 853	$ 782	$ 335
Ratios to Average Net Assets:
Total expenses (e)	0.21%(f)	0.20%	0.21%	0.59%	3.25%	30.22%(f)
Net expenses (e)	0.09%(f)	0.08%	0.06%	0.06%	0.01%	0.37%(f)
Net investment income (loss)	0.17%(f)	2.68%	1.73%	1.46%	2.97%	2.32%(f)
Portfolio turnover rate	6%(g)	11%	5%	17%	35%	5%(g)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.96)%. See Note 3.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Not annualized.
See accompanying notes to financial statements.
57

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$ 10.77	$ 12.29	$ 10.36	$ 9.63	$10.06	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	0.28	0.28	0.27	0.30	0.06
Net realized and unrealized gain (loss)	1.73	(1.26)	1.94	0.64	(0.55)	0.17
Total from investment operations	1.74	(0.98)	2.22	0.91	(0.25)	0.23
Distributions to shareholders from:
Net investment income	—	(0.26)	(0.24)	(0.16)	(0.17)	(0.17)
Net realized gains	—	(0.28)	(0.05)	(0.02)	(0.01)	(0.00)(b)
Total distributions	—	(0.54)	(0.29)	(0.18)	(0.18)	(0.17)
Net asset value, end of period	$ 12.51	$ 10.77	$ 12.29	$ 10.36	$ 9.63	$10.06
Total return (c)	16.16%	(7.94)%(d)	21.45%	9.31%	(2.40)%	2.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$616,923	$465,425	$300,444	$76,304	$8,374	$ 335
Ratios to Average Net Assets:
Total expenses (e)	0.18%(f)	0.19%	0.21%	0.57%	3.25%	30.02%(f)
Net expenses (e)	0.05%(f)	0.07%	0.07%	0.05%	0.01%	0.17%(f)
Net investment income (loss)	0.21%(f)	2.29%	2.39%	2.62%	2.99%	2.53%(f)
Portfolio turnover rate	6%(g)	11%	5%	17%	35%	5%(g)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.94)%. See Note 3.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Not annualized.
See accompanying notes to financial statements.
58

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.70	$12.24	$10.33	$ 9.62	$10.06	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	0.37	0.15	0.08	0.43	0.06
Net realized and unrealized gain (loss)	1.73	(1.37)	2.06	0.80	(0.69)	0.16
Total from investment operations	1.74	(1.00)	2.21	0.88	(0.26)	0.22
Distributions to shareholders from:
Net investment income	—	(0.26)	(0.25)	(0.15)	(0.18)	(0.16)
Net realized gains	—	(0.28)	(0.05)	(0.02)	(0.00)(b)	(0.00)(b)
Total distributions	—	(0.54)	(0.30)	(0.17)	(0.18)	(0.16)
Net asset value, end of period	$12.44	$10.70	$12.24	$10.33	$ 9.62	$10.06
Total return (c)	16.26%	(8.14)%	21.30%	9.34%	(2.61)%	2.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 403	$ 374	$ 240	$ 366	$ 795	$ 168
Ratios to Average Net Assets:
Total expenses (d)	0.26%(e)	0.25%	0.25%	0.97%	4.65%	59.71%(e)
Net expenses (d)	0.09%(e)	0.08%	0.06%	0.12%	0.02%	0.37%(e)
Net investment income (loss)	0.14%(e)	3.05%	1.34%	0.76%	4.40%	2.28%(e)
Portfolio turnover rate	5%(f)	11%	5%	16%	35%	7%(f)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
59

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$ 10.70	$ 12.24	$ 10.33	$ 9.61	$10.06	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	0.28	0.27	0.26	0.28	0.06
Net realized and unrealized gain (loss)	1.73	(1.28)	1.94	0.63	(0.55)	0.16
Total from investment operations	1.74	(1.00)	2.21	0.89	(0.27)	0.22
Distributions to shareholders from:
Net investment income	—	(0.26)	(0.25)	(0.15)	(0.18)	(0.16)
Net realized gains	—	(0.28)	(0.05)	(0.02)	(0.00)(b)	(0.00)(b)
Total distributions	—	(0.54)	(0.30)	(0.17)	(0.18)	(0.16)
Net asset value, end of period	$ 12.44	$ 10.70	$ 12.24	$ 10.33	$ 9.61	$10.06
Total return (c)	16.26%	(8.13)%	21.42%	9.35%	(2.71)%	2.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$415,502	$300,431	$212,217	$48,016	$5,736	$ 168
Ratios to Average Net Assets:
Total expenses (d)	0.22%(e)	0.23%	0.25%	0.90%	4.65%	59.52%(e)
Net expenses (d)	0.05%(e)	0.07%	0.07%	0.05%	0.02%	0.17%(e)
Net investment income (loss)	0.18%(e)	2.30%	2.37%	2.61%	2.82%	2.48%(e)
Portfolio turnover rate	5%(f)	11%	5%	16%	35%	7%(f)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
60

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.70	$12.25	$10.32	$ 9.60	$10.06	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	0.31	0.11	0.16	0.22	0.06
Net realized and unrealized gain (loss)	1.72	(1.29)	2.11	0.73	(0.49)	0.16
Total from investment operations	1.73	(0.98)	2.22	0.89	(0.27)	0.22
Distributions to shareholders from:
Net investment income	—	(0.25)	(0.24)	(0.15)	(0.18)	(0.16)
Net realized gains	—	(0.32)	(0.05)	(0.02)	(0.01)	(0.00)(b)
Total distributions	—	(0.57)	(0.29)	(0.17)	(0.19)	(0.16)
Net asset value, end of period	$12.43	$10.70	$12.25	$10.32	$ 9.60	$10.06
Total return (c)	16.17%	(7.93)%(d)	21.60%	9.33%	(2.65)%	2.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 196	$ 130	$ 105	$ 271	$ 222	$ 168
Ratios to Average Net Assets:
Total expenses (e)	0.33%(f)	0.40%	0.52%	2.09%	7.69%	59.62%(f)
Net expenses (e)	0.05%(f)	0.07%	0.06%	0.04%	0.02%	0.37%(f)
Net investment income (loss)	0.18%(f)	2.53%	0.95%	1.58%	2.20%	2.28%(f)
Portfolio turnover rate	5%(g)	16%	7%	14%	40%	7%(g)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.93)%. See Note 3.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Not annualized.
See accompanying notes to financial statements.
61

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$ 10.68	$ 12.23	$ 10.31	$ 9.59	$10.06	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	0.30	0.31	0.26	0.27	0.06
Net realized and unrealized gain (loss)	1.72	(1.28)	1.90	0.63	(0.55)	0.16
Total from investment operations	1.73	(0.98)	2.21	0.89	(0.28)	0.22
Distributions to shareholders from:
Net investment income	—	(0.25)	(0.24)	(0.15)	(0.18)	(0.16)
Net realized gains	—	(0.32)	(0.05)	(0.02)	(0.01)	(0.00)(b)
Total distributions	—	(0.57)	(0.29)	(0.17)	(0.19)	(0.16)
Net asset value, end of period	$ 12.41	$ 10.68	$ 12.23	$ 10.31	$ 9.59	$10.06
Total return (c)	16.20%	(7.94)%(d)	21.53%	9.34%	(2.75)%	2.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$203,004	$132,520	$81,529	$18,718	$3,043	$ 168
Ratios to Average Net Assets:
Total expenses (e)	0.33%(f)	0.40%	0.51%	2.09%	7.69%	59.42%(f)
Net expenses (e)	0.05%(f)	0.07%	0.07%	0.05%	0.02%	0.17%(f)
Net investment income (loss)	0.18%(f)	2.49%	2.67%	2.61%	2.64%	2.48%(f)
Portfolio turnover rate	5%(g)	16%	7%	14%	40%	7%(g)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.94)%. See Note 3.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Not annualized.
See accompanying notes to financial statements.
62

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.28	$11.91	$10.09	$ 9.50	$10.06	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	0.30	0.15	0.15	0.20	0.06
Net realized and unrealized gain (loss)	1.67	(1.27)	2.01	0.71	(0.46)	0.16
Total from investment operations	1.68	(0.97)	2.16	0.86	(0.26)	0.22
Distributions to shareholders from:
Net investment income	—	(0.24)	(0.23)	(0.14)	(0.19)	(0.16)
Net realized gains	—	(0.42)	(0.11)	(0.13)	(0.11)	(0.00)(b)
Total distributions	—	(0.66)	(0.34)	(0.27)	(0.30)	(0.16)
Net asset value, end of period	$11.96	$10.28	$11.91	$10.09	$ 9.50	$10.06
Total return (c)	16.34%	(8.13)%	21.45%	9.09%	(2.53)%	2.18%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 149	$ 121	$ 103	$ 170	$ 162	$ 168
Ratios to Average Net Assets:
Total expenses (d)	1.03%(e)	1.56%	3.13%	11.36%	29.76%	59.48%(e)
Net expenses (d)	0.03%(e)	0.06%	0.06%	0.05%	0.02%	0.37%(e)
Net investment income (loss)	0.21%(e)	2.55%	1.31%	1.51%	1.96%	2.29%(e)
Portfolio turnover rate	31%(f)	38%	18%	55%	73%	7%(f)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
63

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$ 10.28	$ 11.91	$ 10.08	$ 9.49	$10.06	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	0.34	0.33	0.29	0.19	0.06
Net realized and unrealized gain (loss)	1.67	(1.31)	1.84	0.57	(0.45)	0.16
Total from investment operations	1.68	(0.97)	2.17	0.86	(0.26)	0.22
Distributions to shareholders from:
Net investment income	—	(0.24)	(0.23)	(0.14)	(0.20)	(0.16)
Net realized gains	—	(0.42)	(0.11)	(0.13)	(0.11)	(0.00)(b)
Total distributions	—	(0.66)	(0.34)	(0.27)	(0.31)	(0.16)
Net asset value, end of period	$ 11.96	$ 10.28	$ 11.91	$10.08	$ 9.49	$10.06
Total return (c)	16.34%	(8.13)%	21.57%	8.98%	(2.53)%	2.24%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$46,551	$25,829	$12,141	$3,344	$ 269	$ 168
Ratios to Average Net Assets:
Total expenses (d)	1.04%(e)	1.56%	3.07%	11.36%	29.76%	59.28%(e)
Net expenses (d)	0.03%(e)	0.06%	0.07%	0.06%	0.02%	0.17%(e)
Net investment income (loss)	0.21%(e)	2.87%	2.94%	2.91%	1.88%	2.49%(e)
Portfolio turnover rate	31%(f)	38%	18%	55%	73%	7%(f)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
64

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2019, the Trust consists of twenty-nine (29) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each, a "Fund" and collectively, the "Funds"):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Target Retirement Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2015 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2020 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2025 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2030 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2035 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2040 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2045 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2050 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2055 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2060 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
Class I shares and Class K shares are sold without a sales charge and only to certain eligible investors.
Each Fund is a “fund of funds” that invests in a combination of mutual funds and exchange-traded funds (“ETFs”) sponsored by SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) or its affiliates (“Underlying Funds”). The Underlying Funds may invest in a wide variety of asset classes, including equity and fixed-income securities of issuers anywhere in the world, including emerging markets investments, and including, among others, high yield, commodity, and real estate investments. The Underlying Funds may invest in obligations of domestic U.S. issuers, non-U.S. issuers, or both.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
65

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2019 is disclosed in each Fund’s respective Schedule of Investments.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of foreign taxes withheld at source, if any. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
Each Fund has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly at an annual rate of 0.05% of each Fund’s average daily net assets.
The Funds’ investment adviser is contractually obligated until April 30, 2020 (i) to waive up to the full amount of the advisory fee payable by the Funds and/or (ii) to reimburse the Funds to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.09% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2020 except with the approval of the Board.
Administrator, Custodian and Sub-Administrator Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Funds. For its administrative services, each Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, each Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Funds.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended December 7, 2018.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 7 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2019, are disclosed in the Schedules of Investments.
During the year ended December 31, 2018, the Adviser and State Street authorized reimbursements of $1,415, $13,859, $40,408, $65,781, $63,723, $6,247, $4,604 and $333 to the State Street Target Retirement Fund, State Street Target Retirement Fund 2015, State Street Target Retirement Fund 2020, State Street Target Retirement Fund 2025, State Street Target Retirement Fund 2035, State Street Target Retirement Fund 2040, State Street Target Retirement Fund 2045 and State Street Target Retirement Fund 2055 respectively in connection with trading matters.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended June 30, 2019, were as follows:
	Purchases	Sales
State Street Target Retirement Fund	$ 33,910,456	$ 20,842,757
State Street Target Retirement 2015 Fund	36,228,424	34,856,224
State Street Target Retirement 2020 Fund	128,980,736	88,368,074
State Street Target Retirement 2025 Fund	206,027,074	109,591,791
State Street Target Retirement 2030 Fund	196,421,757	91,934,664
State Street Target Retirement 2035 Fund	153,606,638	71,297,467
State Street Target Retirement 2040 Fund	125,475,324	45,503,864
State Street Target Retirement 2045 Fund	105,750,862	31,341,528
State Street Target Retirement 2050 Fund	82,008,536	17,603,043
State Street Target Retirement 2055 Fund	55,357,059	8,167,318
State Street Target Retirement 2060 Fund	26,930,372	11,488,958
6.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2018, SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Target Retirement Fund	$ 246,860,926	$ 5,568,058	$266,936	$ 5,301,122
State Street Target Retirement 2015 Fund	295,229,747	7,435,019	91,590	7,343,429
State Street Target Retirement 2020 Fund	981,181,497	39,000,663	—	39,000,663
State Street Target Retirement 2025 Fund	1,226,040,223	59,059,053	—	59,059,053
State Street Target Retirement 2030 Fund	1,164,982,519	73,415,962	—	73,415,962
State Street Target Retirement 2035 Fund	945,657,725	58,106,738	—	58,106,738
State Street Target Retirement 2040 Fund	761,687,135	53,130,227	—	53,130,227
State Street Target Retirement 2045 Fund	581,275,563	34,805,781	—	34,805,781
State Street Target Retirement 2050 Fund	387,954,948	26,267,624	—	26,267,624
State Street Target Retirement 2055 Fund	192,700,448	9,679,075	—	9,679,075
State Street Target Retirement 2060 Fund	44,681,368	1,584,985	—	1,584,985
7.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2019, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities, if any, as applicable. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the funds' securities lending agreements and related cash and non-cash collateral received as of June 30, 2019.
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Target Retirement Fund	$ 22,542,884	$ 22,888,894	$ 149,854	$ 23,038,748
State Street Target Retirement 2015 Fund	23,329,024	23,739,669	94,674	23,834,343
State Street Target Retirement 2020 Fund	59,060,941	44,887,955	15,396,444	60,284,399
State Street Target Retirement 2025 Fund	65,699,644	55,993,683	11,091,069	67,084,752
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Target Retirement 2030 Fund	$39,093,912	$39,921,891	$ —	$39,921,891
State Street Target Retirement 2035 Fund	6,526,160	6,664,543	—	6,664,543
State Street Target Retirement 2040 Fund	11,448	11,700	—	11,700
State Street Target Retirement 2045 Fund	22,896	23,400	—	23,400
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
		Remaining Contractual Maturity of the Agreements As of June 30, 2019
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Target Retirement Fund	Mutual Funds and Exchange Traded Products	$22,888,894	$—	$—	$—	$22,888,894	$22,888,894
State Street Target Retirement 2015 Fund	Mutual Funds and Exchange Traded Products	23,769,669	—	—	—	23,769,669	23,769,669
State Street Target Retirement 2020 Fund	Mutual Funds and Exchange Traded Products	44,887,955	—	—	—	44,887,955	44,887,955
State Street Target Retirement 2025 Fund	Mutual Funds and Exchange Traded Products	55,993,683	—	—	—	55,993,683	55,993,683
State Street Target Retirement 2030 Fund	Mutual Funds and Exchange Traded Products	39,921,891	—	—	—	39,921,891	39,921,891
State Street Target Retirement 2035 Fund	Mutual Funds and Exchange Traded Products	6,664,543	—	—	—	6,664,543	6,664,543
State Street Target Retirement 2040 Fund	Mutual Funds and Exchange Traded Products	11,700	—	—	—	11,700	11,700
State Street Target Retirement 2045 Fund	Mutual Funds and Exchange Traded Products	23,400	—	—	—	23,400	23,400
8.    Line of Credit
The Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2019 unless extended or renewed.
The participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each Participant based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Funds had no outstanding loans as of June 30, 2019.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

9.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
10.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements other than below.
The Board has approved, on a preliminary basis, the reorganization of the State Street Target Retirement 2015 Fund into the State Street Target Retirement Fund, to occur on or about March 27, 2020. Following the reorganization, shareholders of the State Street Target Retirement 2015 Fund would become shareholders of the State Street Target Retirement Fund. As contemplated by the State Street Target Retirement 2015 Fund’s prospectus, the reorganization would be effected, without a shareholder vote, at a time when the State Street Target Retirement 2015 Fund’s target asset allocation will match the State Street Target Retirement Fund’s target asset allocation. The reorganization is subject to formal approval by the Board and to the satisfaction of a number of conditions, and there is no assurance that the reorganization will in fact occur, or that it will occur at the anticipated time.
The State Street Target Retirement 2015 Fund will cease the sale of shares to new investors upon the close of business on December 1, 2019. Shares of the State Street Target Retirement 2015 Fund may continue to be offered through intermediaries that currently have relationships with the State Street Target Retirement 2015 Fund and to current shareholders having accounts directly with the State Street Target Retirement 2015 Fund.
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OTHER INFORMATION
June 30, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2019 to June 30, 2019.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio(a)	Ending Account Value	Expenses Paid During Period(b)	Ending Account Value	Expenses Paid During Period(b)
State Street Target Retirement Fund
Class I	(0.03)%	$1,092.80	$(0.16)	$1,024.90	$(0.15)
Class K	(0.03)	1,093.00	(0.16)	1,024.90	(0.15)
State Street Target Retirement 2015 Fund
Class I	(0.02)	1,096.90	(0.10)	1,024.90	(0.10)
Class K	(0.03)	1,096.90	(0.16)	1,024.90	(0.15)
State Street Target Retirement 2020 Fund
Class I	0.01	1,114.70	0.05	1,024.70	0.05
Class K	(0.01)	1,115.60	(0.05)	1,024.80	(0.05)
State Street Target Retirement 2025 Fund
Class I	0.03	1,133.90	0.16	1,024.60	0.15
Class K	0.01	1,133.60	0.05	1,024.70	0.05
State Street Target Retirement 2030 Fund
Class I	0.05	1,143.40	0.27	1,024.50	0.25
Class K	0.04	1,143.10	0.21	1,024.60	0.20
State Street Target Retirement 2035 Fund
Class I	0.07	1,150.00	0.37	1,024.40	0.35
Class K	0.05	1,149.60	0.27	1,024.50	0.25
State Street Target Retirement 2040 Fund
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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio(a)	Ending Account Value	Expenses Paid During Period(b)	Ending Account Value	Expenses Paid During Period(b)
Class I	0.07%	$1,155.70	$ 0.37	$1,024.40	$ 0.35
Class K	0.05	1,156.60	0.27	1,024.50	0.25
State Street Target Retirement 2045 Fund
Class I	0.09	1,161.60	0.48	1,024.30	0.45
Class K	0.05	1,161.60	0.27	1,024.50	0.25
State Street Target Retirement 2050 Fund
Class I	0.09	1,162.60	0.48	1,024.30	0.45
Class K	0.05	1,162.60	0.27	1,024.50	0.25
State Street Target Retirement 2055 Fund
Class I	0.05	1,161.70	0.27	1,024.50	0.25
Class K	0.05	1,162.00	0.27	1,024.50	0.25
State Street Target Retirement 2060 Fund
Class I	0.03	1,163.40	0.16	1,024.60	0.15
Class K	0.03	1,163.40	0.16	1,024.60	0.15
(a)	The Annualized Expense Ratio does not reflect acquired fund fees and expenses. If acquired fund fees and expenses were included, expenses would be higher.
(b)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365. Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds’ website at www.ssgafunds.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds' schedules of investments are available upon request, without charge, by calling 1-800-997-7327 (toll free) and on the Funds' website at www.ssgafunds.com.
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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 10, 2019 and May 15, 2019, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Target Retirement 2015 Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund and State Street Target Retirement Fund (each, a “Fund” and collectively, the “Funds”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 10, 2019 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 15, 2019 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for each Fund:
o Comparisons of the Fund’s performance over the past one- and three-year periods ended December 31, 2018, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past three calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
____________________________________
1 Over the course of many years overseeing the Funds and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds; and
•	Profitability analyses for (a) the Adviser with respect to each Fund and (b) affiliates of the Adviser that provide services to the Funds (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Funds.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Funds and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	A copy of the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Funds;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Funds by SSGA FM in its capacity as the Funds’ administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Funds, and the role of the Adviser in managing the Funds’ relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Funds;
•	Draft responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Funds’ Adviser and Administrator, with respect to its operations relating to the Funds and its approximate profit margins from such operations for the calendar year ended December 31, 2018; and the relevant operations of other affiliated service providers to the Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2018;
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Funds, with respect to its operations relating to the Funds; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the Funds’ related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust, providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 15, 2019;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Funds; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 15, 2019 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2019, for an additional year with respect to the Funds.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to each Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities or money market instruments. With respect to those funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of a portfolio’s quality distribution and sector and interest rate exposure. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing each Fund’s securities lending activities.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds.
Fund Performance
The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for the one-and three-year periods ended December 31, 2018. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Funds:
State Street Target Retirement 2015 Fund. The Board considered that the Fund (a) outperformed the medians of its Performance Group and Performance Universe for the 1-year period, (b) equaled the median of its Performance Group for the 3-year period, (c) underperformed the median of its Performance Universe for the 3-year period, and (d) outperformed its Lipper Index for the 1- and 3-year periods. The Board took into account management’s discussion of the Fund’s performance.
State Street Target Retirement 2020 Fund. The Board considered that the Fund underperformed the median of its Performance Group for the 1-year period and outperformed the median of its Performance Group for the 3-year period. The Board also considered that the Fund outperformed the median of its Performance Universe and its Lipper Index for the 1- and 3-year periods. The Board took into account management’s discussion of the Fund’s performance.
State Street Target Retirement 2025 Fund. The Board considered that the Fund underperformed the medians of its Performance Group and Performance Universe and its Lipper Index for the 1-year period and outperformed the medians of its Performance Group and Performance Universe and its Lipper Index for the 3-year period. The Board took into account management’s discussion of the Fund’s performance.
State Street Target Retirement 2030 Fund. The Board considered that the Fund underperformed the median of its Performance Group and its Lipper Index for the 1-year period and outperformed the median of its Performance Group and its Lipper Index for the 3-year period. The Board also considered that the fund outperformed the median of its Performance Universe for the 1- and 3-year periods. The Board took into account management’s discussion of the Fund’s performance.
State Street Target Retirement 2035 Fund. The Board considered that the Fund outperformed the median of its Performance Universe and its Lipper Index for the 1- and 3-year periods. The Board also considered that the Fund underperformed the median of its Performance Group for the 1-year period and outperformed the median of its Performance Group for the 3-year period. The Board took into account management’s discussion of the Fund’s performance.
State Street Target Retirement 2040 Fund. The Board considered that the Fund outperformed the medians of its Performance Group and Performance Universe and its Lipper Index for the 1- and 3-year periods.
State Street Target Retirement 2045 Fund. The Board considered that the Fund outperformed the median of its Performance Universe and its Lipper Index for the 1- and 3-year periods. The Board also considered that the Fund underperformed the median of its Performance Group for the 1-year period and outperformed the median of its Performance Group for the 3-year period.
State Street Target Retirement 2050 Fund. The Board considered that the Fund outperformed the median of its Performance Universe and its Lipper Index for the 1- and 3-year periods. The Board also considered that the Fund equaled the median of its Performance Group for the 1-year period and outperformed the median of its Performance Group for the 3-year period.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

State Street Target Retirement 2055 Fund. The Board considered that the Fund outperformed the median of its Performance Universe and its Lipper Index for the 1- and 3-year periods. The Board also considered that the Fund underperformed the median of its Performance Group for the 1-year period and outperformed the median of its Performance Group for the 3-year period. The Board took into account management’s discussion of the Fund’s performance.
State Street Target Retirement 2060 Fund. The Board considered that the Fund outperformed the medians of its Performance Group and Performance Universe and its Lipper Index for the 1- and 3-year periods.
State Street Target Retirement Fund. The Board considered that the Fund outperformed the medians of its Performance Group and Performance Universe and its Lipper Index for the 1- and 3-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for each of the Funds. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Funds to limit the total expenses borne by shareholders. Among other information, the Board considered the following expense information in its evaluation of the Funds:
State Street Target Retirement 2015 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2020 Fund. The Board considered that the Fund’s actual management fee was equal to the median of its Expense Group and below the median of its Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2025 Fund. The Board considered that the Fund’s actual management fee was above the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.
State Street Target Retirement 2030 Fund. The Board considered that the Fund’s actual management fee was above the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.
State Street Target Retirement 2035 Fund. The Board considered that the Fund’s actual management fee was above the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.
State Street Target Retirement 2040 Fund. The Board considered that the Fund’s actual management fee was above the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

State Street Target Retirement 2045 Fund. The Board considered that the Fund’s actual management fee was above the median of its Expense Group and below the median of its Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.
State Street Target Retirement 2050 Fund. The Board considered that the Fund’s actual management fee was above the median of its Expense Group and below the median of its Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.
State Street Target Retirement 2055 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2060 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Funds, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Funds and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Funds’ investments.
The Board concluded that the profitability of the Adviser with respect to each of the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Funds or the fund complex taken as a whole. The Board concluded that, in light of the current size of each Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to each Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.
Conclusions
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
80

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of fund shares.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.
SSIITTRETSAR

Semi-Annual Report
June 30, 2019
State Street Institutional Investment Trust
State Street Hedged International Developed Equity Index Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund's annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund's website (www.ssgafunds.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by calling 1-800-647-7327.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can inform a Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-647-7327. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

State Street Hedged International Developed Equity Index Fund
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2019

% of Net Assets
Mutual Funds and Exchange Traded Products	96.6%
Short-Term Investment	4.6
Liabilities in Excess of Other Assets	(1.2)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 96.6%
UNITED STATES — 96.6%
State Street International Developed Equity Portfolio (a) (Cost: $3,061,767,400)		$ 3,336,208,233
SHORT-TERM INVESTMENT — 4.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (b)(c) (Cost $157,334,566)	157,334,566	157,334,566
TOTAL INVESTMENTS — 101.2% (Cost $3,219,101,966)		3,493,542,799
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(39,751,002)
NET ASSETS — 100.0%		$ 3,453,791,797

(a)	Affiliated fund managed by SSGA Funds Management, Inc.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2019.

At June 30, 2019, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Barclays Capital	USD 3,513,717	SGD 4,834,000	07/02/2019	$ 59,216
BNP Paribas SA	HKD 22,523,000	USD 2,883,226	08/02/2019	(97)
BNP Paribas SA	NOK 2,997,000	USD 351,901	08/02/2019	19
BNP Paribas SA	SEK 30,056,000	USD 3,246,807	08/02/2019	(265)
Citibank N.A.	AUD 341,729,050	USD 236,960,049	07/02/2019	(2,848,296)
Citibank N.A.	DKK 400,974,566	USD 59,986,172	07/02/2019	(1,193,957)
Citibank N.A.	ILS 36,463,174	USD 10,067,277	07/02/2019	(156,377)
Citibank N.A.	JPY 45,975,924,805	USD 424,408,170	07/02/2019	(2,322,152)
Citibank N.A.	USD 532,184,764	EUR 467,320,657	07/02/2019	192
Citibank N.A.	USD 22,868,329	NOK 194,976,520	07/02/2019	—
Citibank N.A.	EUR 467,320,657	USD 533,540,929	08/02/2019	(3,930)
Citibank N.A.	NOK 194,976,520	USD 22,891,688	08/02/2019	(753)
HSBC Bank USA	USD 285,335,871	GBP 224,197,274	07/02/2019	45
HSBC Bank USA	USD 124,045,317	HKD 969,104,035	07/02/2019	—
HSBC Bank USA	GBP 224,197,274	USD 285,773,504	08/02/2019	(6,322)
HSBC Bank USA	HKD 969,104,035	USD 124,058,020	08/02/2019	(3,628)
JP Morgan Chase Bank, N.A.	GBP 8,124,000	USD 10,355,638	08/02/2019	136
Royal Bank of Canada	USD 8,730,903	SEK 82,907,000	07/02/2019	204,775
Royal Bank of Canada	USD 29,613,358	JPY 3,207,787,000	07/02/2019	160,051
Royal Bank of Canada	USD 2,062,496	NOK 18,033,000	07/02/2019	52,552
Royal Bank of Canada	CHF 6,213,000	USD 6,391,107	08/02/2019	118
Royal Bank of Canada	DKK 10,696,000	USD 1,636,511	08/02/2019	51
Royal Bank of Canada	SGD 2,864,000	USD 2,117,966	08/02/2019	(49)
Societe Generale	CHF 308,634,571	USD 307,659,291	07/02/2019	(8,888,987)
Societe Generale	GBP 226,806,274	USD 286,279,415	07/02/2019	(2,376,975)
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Societe Generale	JPY 45,975,924,805	USD 424,402,293	07/02/2019	$ (2,328,028)
Standard Chartered Bank	GBP 226,806,273	USD 286,279,414	07/02/2019	(2,376,975)
Standard Chartered Bank	HKD 1,022,061,035	USD 130,379,063	07/02/2019	(444,749)
Standard Chartered Bank	USD 44,111,238	SGD 59,680,299	07/02/2019	—
Standard Chartered Bank	USD 88,211,456	SEK 818,443,531	07/02/2019	—
Standard Chartered Bank	USD 8,328,178	NZD 12,399,581	07/02/2019	(2)
Standard Chartered Bank	USD 532,184,764	EUR 467,320,657	07/02/2019	192
Standard Chartered Bank	EUR 467,320,657	USD 533,540,929	08/02/2019	(3,930)
Standard Chartered Bank	NZD 12,399,581	USD 8,333,882	08/02/2019	(246)
Standard Chartered Bank	SEK 818,443,531	USD 88,417,963	08/02/2019	(1,815)
Standard Chartered Bank	SGD 59,680,299	USD 44,134,072	08/02/2019	(1,306)
Toronto Dominion Bank	USD 9,798,024	JPY 1,053,026,000	08/02/2019	(784)
UBS AG	EUR 493,970,657	USD 551,750,405	07/02/2019	(10,783,582)
UBS AG	ILS 3,581,000	USD 988,673	07/02/2019	(15,378)
UBS AG	NZD 12,399,581	USD 8,087,254	07/02/2019	(240,922)
UBS AG	SEK 901,350,531	USD 94,908,975	07/02/2019	(2,238,159)
UBS AG	SGD 64,514,299	USD 46,883,688	07/02/2019	(800,483)
UBS AG	USD 2,875,546	DKK 19,219,000	07/02/2019	56,862
UBS AG	USD 2,070,616	CHF 2,077,000	07/02/2019	59,640
UBS AG	USD 6,755,959	HKD 52,957,000	07/02/2019	22,536
UBS AG	USD 314,418,022	CHF 306,557,571	07/02/2019	—
UBS AG	USD 285,335,869	GBP 224,197,273	07/02/2019	45
UBS AG	USD 411,843,617	JPY 44,372,031,305	07/02/2019	—
UBS AG	CHF 306,557,571	USD 315,326,810	08/02/2019	(12,974)
UBS AG	GBP 224,197,273	USD 285,768,570	08/02/2019	(11,254)
UBS AG	JPY 44,372,031,305	USD 412,816,844	08/02/2019	(15,747)
Westpac Banking Corp.	AUD 7,522,000	USD 5,215,890	07/02/2019	(62,673)
Westpac Banking Corp.	EUR 493,970,657	USD 551,767,200	07/02/2019	(10,766,787)
Westpac Banking Corp.	NOK 213,009,520	USD 24,359,396	07/02/2019	(623,981)
Westpac Banking Corp.	USD 59,538,658	EUR 53,300,000	07/02/2019	1,159,403
Westpac Banking Corp.	USD 6,586,280	GBP 5,218,000	07/02/2019	54,670
Westpac Banking Corp.	USD 245,086,924	AUD 349,251,050	07/02/2019	(16)
Westpac Banking Corp.	USD 11,227,706	ILS 40,044,174	07/02/2019	—
Westpac Banking Corp.	USD 58,247,721	DKK 381,755,566	07/02/2019	—
Westpac Banking Corp.	USD 411,843,617	JPY 44,372,031,305	07/02/2019	—
Westpac Banking Corp.	AUD 2,359,000	USD 1,657,183	08/02/2019	(61)
Westpac Banking Corp.	AUD 349,251,050	USD 245,350,609	08/02/2019	(5,223)
Westpac Banking Corp.	DKK 381,755,566	USD 58,404,560	08/02/2019	(3,038)
Westpac Banking Corp.	EUR 22,256,000	USD 25,410,521	08/02/2019	614
Westpac Banking Corp.	ILS 40,044,174	USD 11,248,759	08/02/2019	(332)
Westpac Banking Corp.	JPY 44,372,031,305	USD 412,826,446	08/02/2019	(6,146)
Total				$(46,715,262)

See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

AUD	=Australian Dollar
CHF	=Swiss Franc
DKK	=Danish Krone
EUR	=Euro
GBP	=British Pound
HKD	=Hong Kong Dollar
ILS	=Israeli New Shekel
JPY	=Japanese Yen
NOK	=Norwegian Krone
NZD	=New Zealand Dollar
SEK	=Swedish Krona
SGD	=Singapore Dollar
USD	=United States Dollar
During the period ended June 30, 2019, average notional value related to foreign currency exchange contracts was $9,940,910,837 or 288% of net assets.
At June 30, 2019, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
Mini MSCI EAFE (long)	1,220	09/20/2019	$114,183,854	$117,321,300	$3,137,446
During the period ended June 30, 2019, average notional value related to futures contracts was $148,492,219 or 4% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$3,336,208,233	$ —	$—	$3,336,208,233
Short-Term Investment	157,334,566	—	—	157,334,566
TOTAL INVESTMENTS	$3,493,542,799	$ —	$—	$3,493,542,799
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts(a)	—	1,831,117	—	1,831,117
Futures Contracts(b)	3,137,446	—	—	3,137,446
TOTAL OTHER FINANCIAL INSTRUMENTS	$ 3,137,446	$ 1,831,117	$—	$ 4,968,563
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$3,496,680,245	$ 1,831,117	$—	$3,498,511,362
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts(a)	—	(48,546,379)	—	(48,546,379)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ —	$(48,546,379)	$—	$ (48,546,379)
(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	166,240,904	$166,240,904	$168,696,001	$177,602,339	$—	$—	157,334,566	$157,334,566	$1,636,174
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2019 (Unaudited)

ASSETS
Investment in corresponding affiliated Portfolio, at value	$3,336,208,233
Investment in affiliated issuers, at value	157,334,566
Total Investments	3,493,542,799
Foreign currency, at value	486,983
Cash at broker	5,615,567
Receivable from broker — accumulated variation margin on open futures contracts	3,140,960
Receivable for fund shares sold	795,593
Unrealized appreciation on forward foreign currency exchange contracts	1,831,117
Dividends receivable — affiliated issuers	297,409
Receivable from Adviser	143,809
Receivable for foreign taxes recoverable	233,343
Prepaid expenses and other assets	307,509
TOTAL ASSETS	3,506,395,089
LIABILITIES
Payable for fund shares repurchased	3,235,637
Unrealized depreciation on forward foreign currency exchange contracts	48,546,379
Advisory fee payable	391,377
Custodian fees payable	25,674
Administration fees payable	139,787
Transfer agent fees payable	1,124
Registration and filing fees payable	511
Professional fees payable	21,529
Printing and postage fees payable	22,488
Accrued expenses and other liabilities	218,786
TOTAL LIABILITIES	52,603,292
NET ASSETS	$3,453,791,797
NET ASSETS CONSIST OF:
Paid-in Capital	$3,145,719,116
Total distributable earnings (loss)	308,072,681
NET ASSETS	$3,453,791,797
Class K
Net Assets	$3,453,791,797
Shares Outstanding	340,799,034
Net asset value, offering and redemption price per share	$ 10.13
COST OF INVESTMENTS:
Investment in affiliated Portfolio	$3,061,767,400
Investment in affiliated issuers	157,334,566
Total cost of investments	$3,219,101,966
Foreign currency, at cost	$ 472,084
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividend income allocated from affiliated Portfolio	$ 79,584,507
Interest income — unaffiliated issuers	74,370
Dividend income — affiliated issuers	1,636,174
Expenses allocated from affiliated Portfolio	(2,259,428)
Foreign taxes withheld allocated from affiliated Portfolio	(6,501,981)
TOTAL INVESTMENT INCOME (LOSS)	72,533,642
EXPENSES
Advisory fee	2,285,047
Administration fees	816,088
Custodian fees	76,884
Trustees’ fees and expenses	9,001
Transfer agent fees	5,582
Registration and filing fees	52,592
Professional fees and expenses	26,302
Printing and postage fees	9,550
Insurance expense	9,036
Miscellaneous expenses	236,338
TOTAL EXPENSES	3,526,420
Expenses waived/reimbursed by the Adviser	(2,520,822)
NET EXPENSES	1,005,598
NET INVESTMENT INCOME (LOSS)	$ 71,528,044
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	(10,893,866)
Foreign currency transactions allocated from affiliated Portfolio	137,012
Futures contracts allocated from affiliated Portfolio	3,298,241
Forward foreign currency exchange contracts	51,124,660
Foreign currency transactions	(14,727)
Futures contracts	11,403,847
Net realized gain (loss)	55,055,167
Net change in unrealized appreciation/depreciation on:
Investments allocated from affiliated Portfolio	338,411,328
Foreign currency transactions allocated from affiliated Portfolio	150,854
Future contracts allocated from affiliated Portfolio	2,097,082
Forward foreign currency exchange contracts	(20,511,201)
Foreign currency translations	20,483
Futures contracts	6,609,349
Net change in unrealized appreciation/depreciation	326,777,895
NET REALIZED AND UNREALIZED GAIN (LOSS)	381,833,062
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$453,361,106
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 71,528,044	$ 89,031,961
Net realized gain (loss)	55,055,167	144,117,824
Net change in unrealized appreciation/depreciation	326,777,895	(520,332,594)
Net increase (decrease) in net assets resulting from operations	453,361,106	(287,182,809)
DISTRIBUTIONS TO SHAREHOLDERS:
Class K	—	(203,340,267)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class K
Proceeds from sale of shares sold	311,509,386	1,113,683,573
Reinvestment of distributions	—	202,565,404
Cost of shares redeemed	(233,922,929)	(797,282,077)
Net increase (decrease) in net assets from beneficial interest transactions	77,586,457	518,966,900
Net increase (decrease) in net assets during the period	530,947,563	28,443,824
Net assets at beginning of period	2,922,844,234	2,894,400,410
NET ASSETS AT END OF PERIOD	$3,453,791,797	$2,922,844,234
SHARES OF BENEFICIAL INTEREST:
Class K
Shares sold	32,588,421	110,007,830
Reinvestment of distributions	—	23,176,820
Shares redeemed	(24,173,050)	(79,182,431)
Net increase (decrease) from share transactions	8,415,371	54,002,219
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 06/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended(a) 12/31/16	For the Period 5/29/15* - 12/31/15
Net asset value, beginning of period	$ 8.79	$ 10.40	$ 9.18	$ 9.00	$ 10.00
Income (loss) from investment operations:
Net investment income (loss) (b)	0.21	0.29	0.27	0.24	0.09
Net realized and unrealized gain (loss)	1.13	(1.26)	1.27	0.34	(1.00)
Total from investment operations	1.34	(0.97)	1.54	0.58	(0.91)
Distributions to shareholders from:
Net investment income	—	(0.50)	—	(0.20)	(0.06)
Net realized gains	—	(0.14)	(0.32)	(0.20)	(0.03)
Total distributions	—	(0.64)	(0.32)	(0.40)	(0.09)
Net asset value, end of period	$ 10.13	$ 8.79	$ 10.40	$ 9.18	$ 9.00
Total return (c)	15.24%	(9.25)%	16.85%	6.27%	(9.01)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,453,792	$2,922,844	$2,894,400	$2,113,394	$958,544
Ratios to Average Net Assets:
Total expenses	0.35%(d)	0.36%	0.35%	0.34%	0.38%(d)
Net expenses	0.20%(d)	0.20%	0.20%	0.20%	0.20%(d)
Net investment income (loss)	4.38%(d)	2.85%	2.69%	2.79%	1.60%(d)
Portfolio turnover rate (e)	2%(f)	14%	4%	1%	1%(f)
*	Commencement of operations.
(a)	Prior to April 29, 2016, the per share amounts and ratios included the Fund’s standalone performance. Effective April 29, 2016, the per share amounts and ratios include the Fund’s proportionate share of the income and expenses of the affiliated Portfolio.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Portfolio turnover rate is from the corresponding affiliated Portfolio.
(f)	Not annualized.
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2019, the Trust consists of twenty-nine (29) series (and corresponding classes, each of which has the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations:	Diversification Classification
State Street Hedged International Developed Equity Index Fund	Class K	May 29, 2015	Diversified
The Fund seeks to achieve its investment objective by investing a majority of its investable assets in the State Street International Developed Equity Index Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (100% at June 30, 2019). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investment in its Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements.
The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments. The summary of the inputs used for the Portfolio, as of June 30, 2019, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Additionally, valuation techniques used to value the Fund’s investments, other than investment in the Portfolio, by major category are as follows:
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Realized gains and losses from security transactions from investment in the Portfolio consist of the Fund’s share of the Portfolio’s realized gains and losses and investment income consists of the Fund’s share of the net investment income of the Portfolio. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and relative net assets of the Fund within the Trust. The Fund is allocated a pro-rata share of the expense of its respective Portfolio. Class specific expenses are borne by each class.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2019, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Forward Foreign Currency Exchange Contracts
The Fund may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
For the period ended June 30, 2019, the Fund entered into forward foreign currency exchange contracts to offset the Fund’s exposure to the component currencies.
Futures Contracts
The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2019, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of June 30, 2019, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$1,831,117	$—	$ —	$—	$1,831,117
Futures Contracts	—	—	—	3,140,960	—	3,140,960
	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$(48,546,379)	$—	$—	$—	$(48,546,379)
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$51,124,660	$—	$ —	$—	$51,124,660
Futures Contracts	—	—	—	11,403,847	—	11,403,847
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$(20,511,201)	$—	$ —	$—	$(20,511,201)
Futures Contracts	—	—	—	6,609,349	—	6,609,349
Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Barclays Capital	$ 59,216	$ —	$—	$ 59,216
BNP Paribas SA	19	(19)	—	—
Citibank N.A.	192	(192)	—	—
HSBC Bank USA	45	(45)	—	—
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
JP Morgan Chase Bank, N.A.	$ 136	$ —	$—	$ 136
Royal Bank of Canada	417,547	(49)	—	417,498
Standard Chartered Bank	192	(192)	—	—
UBS AG	139,083	(139,083)	—	—
Westpac Banking Corp.	1,214,687	(1,214,687)	—	—
	$1,831,117	$(1,354,267)	$—	$476,850
Offsetting of Financial Liabilities and Derivative Liabilities
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
BNP Paribas SA	$ (362)	$ 19	$—	$ (343)
Citibank N.A.	(6,525,465)	192	—	(6,525,273)
HSBC Bank USA	(9,950)	45	—	(9,905)
Royal Bank of Canada	(49)	49	—	—
Societe Generale	(13,593,990)	—	—	(13,593,990)
Standard Chartered Bank	(2,829,023)	192	—	(2,828,831)
Toronto Dominion Bank	(784)	—	—	(784)
UBS AG	(14,118,499)	139,083	—	(13,979,416)
Westpac Banking Corp.	(11,468,257)	1,214,687	—	(10,253,570)
	$(48,546,379)	$1,354,267	$—	$(47,192,112)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Fund has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Fund, the Fund pays the Adviser a management fee at an annual rate of 0.14% of its average daily net assets.
The amount the Fund pays under its Investment Advisory Agreement is reduced by the amount of the advisory fee it bears indirectly through its investment in the Portfolio. For the services provided under its Investment Advisory Agreement, the Portfolio pays the Adviser a management fee at an annual rate of 0.11% of the Portfolio’s average daily net assets. This arrangement may not be terminated except with the approval of the Board.
The Adviser is contractually obligated until April 30, 2020 to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees other than the fees of the Portfolio, and any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.15% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Board. For the period ended June 30, 2019, SSGA FM reimbursed or waived the fees under these agreements as shown on the Statement of Operations.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

Administrator, Custodian, and Sub-Administrator Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Fund. For its administration services, the Fund pays SSGA FM a fee at the annual rate of 0.05% of the average daily net assets. The fees are accrued daily and paid monthly. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2019, are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service(the “IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2018, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Hedged International Developed Equity Index Fund	$3,219,101,966	$277,578,279	$46,715,262	$230,863,017
7.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION
June 30, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2019 to June 30, 2019.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Hedged International Developed Equity Index Fund
Class K	0.20%	$1,152.40	$1.07	$1,023.80	$1.00
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s and the Portfolio’s investment adviser to vote proxies relating to the portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the website of the SEC, at www.sec.gov. Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Fund’s website at www.ssgafunds.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Fund's schedule of investments is available upon request, without charge, by calling 1-800-997-7327 (toll free) and on the Fund's website at www.ssgafunds.com.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 10, 2019 and May 15, 2019, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Hedged International Developed Equity Index Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 10, 2019 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 15, 2019 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o Comparisons of the Fund’s performance over the one- and three-year periods ended December 31, 2018, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past three calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
________________________________
1 Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	A copy of the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Draft responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2018; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2018;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Fund, with respect to its operations relating to the Fund; and
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 15, 2019;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 15, 2019 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2019, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing the Fund’s securities lending activities.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for the one- and three-year periods ended December 31, 2018. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street Hedged International Developed Equity Index Fund. The Board considered that the Fund outperformed the medians of its Performance Group and Performance Universe and its Lipper Index for the 1- and 3-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Hedged International Developed Equity Index Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
21

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
PO Box 219737
Kansas City, MO 64121
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

Semi-Annual Report
June 30, 2019
State Street Master Funds
State Street International Developed Equity Index Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street International Developed Equity Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Top Five Holdings as of June 30, 2019

Description	Market Value	% of Net Assets
Nestle SA	74,475,726	2.2%
Novartis AG	46,564,687	1.4
Roche Holding AG	46,462,611	1.4
HSBC Holdings PLC	39,282,700	1.2
Royal Dutch Shell PLC Class A	34,209,462	1.0
TOTAL	240,995,186	7.2%
(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)
Top Five Sectors as of June 30, 2019

Description	% of Net Assets
Banks	10.7%
Pharmaceuticals	7.8
Insurance	5.9
Oil & Gas	5.5
Food	5.2
TOTAL	35.1%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.7%
AUSTRALIA — 7.2%
AGL Energy, Ltd.	153,286	$ 2,152,445
Alumina, Ltd.	579,490	947,511
AMP, Ltd.	681,231	1,013,474
APA Group	269,832	2,045,030
Aristocrat Leisure, Ltd.	136,175	2,935,628
ASX, Ltd.	43,975	2,541,893
Aurizon Holdings, Ltd.	459,438	1,741,017
AusNet Services	369,251	485,853
Australia & New Zealand Banking Group, Ltd.	677,209	13,406,277
Bank of Queensland, Ltd. (a)	98,749	660,401
Bendigo & Adelaide Bank, Ltd.	116,926	950,172
BHP Group PLC	492,657	12,634,144
BHP Group, Ltd.	696,875	20,128,557
BlueScope Steel, Ltd.	128,543	1,086,971
Boral, Ltd.	278,445	1,000,442
Brambles, Ltd.	379,149	3,426,953
Caltex Australia, Ltd.	61,250	1,063,809
Challenger, Ltd.	131,897	614,590
CIMIC Group, Ltd.	24,790	778,836
Coca-Cola Amatil, Ltd.	124,122	890,189
Cochlear, Ltd.	13,508	1,960,686
Coles Group, Ltd. (b)	256,110	2,399,331
Commonwealth Bank of Australia	418,317	24,300,395
Computershare, Ltd.	107,125	1,218,586
Crown Resorts, Ltd.	91,949	803,339
CSL, Ltd.	107,269	16,184,343
Dexus REIT	254,040	2,313,978
Domino's Pizza Enterprises, Ltd. (a)	14,800	390,925
Flight Centre Travel Group, Ltd.	14,844	432,817
Fortescue Metals Group, Ltd.	374,592	2,371,087
Goodman Group REIT	378,256	3,989,580
GPT Group REIT	429,002	1,851,471
Harvey Norman Holdings, Ltd. (a)	169,194	483,239
Incitec Pivot, Ltd.	390,151	933,619
Insurance Australia Group, Ltd.	539,392	3,126,561
LendLease Group	134,854	1,230,239
Macquarie Group, Ltd.	77,280	6,800,055
Medibank Pvt, Ltd.	644,191	1,577,693
Mirvac Group REIT	962,862	2,114,905
National Australia Bank, Ltd.	658,736	12,351,800
Newcrest Mining, Ltd.	177,723	3,984,712
Oil Search, Ltd.	314,321	1,559,463
Orica, Ltd.	89,224	1,269,164
Origin Energy, Ltd.	418,601	2,147,336
QBE Insurance Group, Ltd.	303,936	2,523,186
Ramsay Health Care, Ltd.	34,154	1,731,417
REA Group, Ltd.	10,695	720,801
Santos, Ltd.	405,936	2,016,848
Scentre Group REIT	1,261,206	3,398,597
SEEK, Ltd.	79,431	1,179,473
Security Description	Shares	Value
Sonic Healthcare, Ltd.	100,547	$ 1,912,145
South32, Ltd.	1,148,354	2,562,626
Stockland REIT	562,237	1,645,273
Suncorp Group, Ltd.	305,455	2,887,335
Sydney Airport	259,881	1,466,267
Tabcorp Holdings, Ltd.	456,790	1,426,458
Telstra Corp., Ltd.	989,629	2,673,718
TPG Telecom, Ltd.	98,984	447,335
Transurban Group Stapled Security	639,034	6,610,036
Treasury Wine Estates, Ltd.	164,102	1,718,166
Vicinity Centres REIT	761,248	1,308,804
Washington H Soul Pattinson & Co., Ltd.	28,102	433,655
Wesfarmers, Ltd.	270,481	6,863,531
Westpac Banking Corp.	818,999	16,299,414
Woodside Petroleum, Ltd.	216,939	5,535,335
Woolworths Group, Ltd.	304,443	7,099,352
WorleyParsons, Ltd.	79,653	822,237
		239,581,525
AUSTRIA — 0.2%
ANDRITZ AG	17,424	656,785
Erste Group Bank AG	71,957	2,674,674
OMV AG	34,411	1,679,174
Raiffeisen Bank International AG	34,387	807,869
Verbund AG	15,343	803,740
Voestalpine AG	26,238	811,836
		7,434,078
BELGIUM — 1.0%
Ageas	42,731	2,224,344
Anheuser-Busch InBev SA	176,806	15,672,831
Colruyt SA	13,634	791,847
Groupe Bruxelles Lambert SA	18,967	1,863,616
KBC Group NV	57,052	3,744,919
Proximus SADP	33,328	983,766
Solvay SA	17,373	1,802,357
Telenet Group Holding NV	10,840	604,885
UCB SA	29,269	2,430,536
Umicore SA (a)	48,894	1,570,190
		31,689,291
CHILE — 0.0% (c)
Antofagasta PLC	94,425	1,117,144
CHINA — 0.4%
Alcon, Inc. (b)	103,208	6,380,901
BeiGene, Ltd. ADR (a)(b)	7,400	917,230
BOC Hong Kong Holdings, Ltd.	873,500	3,438,096
Yangzijiang Shipbuilding Holdings, Ltd.	576,000	651,376
		11,387,603
DENMARK — 1.7%
AP Moller - Maersk A/S Class A	887	1,031,269
AP Moller - Maersk A/S Class B	1,483	1,842,323
Carlsberg A/S Class B	25,375	3,369,137

See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Chr. Hansen Holding A/S	23,018	$ 2,164,830
Coloplast A/S Class B	28,393	3,213,599
Danske Bank A/S	167,842	2,656,944
Demant A/S (a)(b)	26,000	809,674
DSV A/S	43,567	4,284,908
Genmab A/S (b)	13,917	2,562,987
H Lundbeck A/S	15,024	594,404
ISS A/S	38,781	1,172,187
Novo Nordisk A/S Class B	399,339	20,381,278
Novozymes A/S Class B	49,076	2,292,060
Orsted A/S (d)	43,866	3,798,954
Pandora A/S	25,242	899,299
Tryg A/S	27,932	909,473
Vestas Wind Systems A/S	45,590	3,944,085
		55,927,411
FINLAND — 1.1%
Elisa Oyj	34,462	1,684,018
Fortum Oyj	102,743	2,273,968
Kone Oyj Class B	79,034	4,671,205
Metso Oyj	26,240	1,032,427
Neste Oyj	99,139	3,368,922
Nokia Oyj	1,298,339	6,455,345
Nokian Renkaat Oyj	25,302	791,231
Nordea Bank Abp	702,289	5,103,180
Orion Oyj Class B	24,454	897,548
Sampo Oyj Class A	102,883	4,862,273
Stora Enso Oyj Class R	128,218	1,509,062
UPM-Kymmene Oyj	121,262	3,227,238
Wartsila OYJ Abp	104,158	1,512,937
		37,389,354
FRANCE — 11.0%
Accor SA	42,977	1,847,569
Aeroports de Paris	6,888	1,217,398
Air Liquide SA	101,353	14,202,534
Airbus SE	137,136	19,471,342
Alstom SA	35,874	1,666,816
Amundi SA (d)	13,383	935,771
Arkema SA	16,140	1,503,136
Atos SE	22,512	1,884,808
AXA SA	452,360	11,899,913
BioMerieux	10,343	858,072
BNP Paribas SA (a)	265,422	12,624,001
Bollore SA	199,792	882,790
Bouygues SA	51,415	1,907,020
Bureau Veritas SA	73,174	1,809,940
Capgemini SE	37,106	4,620,729
Carrefour SA (a)	141,950	2,744,863
Casino Guichard Perrachon SA (a)	13,917	475,461
Cie de Saint-Gobain	115,180	4,495,750
Cie Generale des Etablissements Michelin SCA	40,110	5,095,301
CNP Assurances	37,775	858,643
Covivio REIT	11,359	1,190,725
Credit Agricole SA	271,407	3,259,232
Security Description	Shares	Value
Danone SA	143,798	$ 12,199,913
Dassault Aviation SA	605	870,863
Dassault Systemes SE	30,250	4,833,154
Edenred	58,747	3,001,184
Eiffage SA	18,462	1,827,873
Electricite de France SA	148,104	1,869,606
Engie SA	434,559	6,601,645
EssilorLuxottica SA	66,321	8,666,652
Eurazeo SE	12,643	882,588
Eutelsat Communications SA	41,976	785,870
Faurecia SA	19,469	904,811
Gecina SA REIT	10,710	1,605,066
Getlink SE	114,121	1,831,151
Hermes International	7,322	5,288,148
ICADE REIT (a)	8,381	769,269
Iliad SA (a)	5,881	661,424
Imerys SA	8,119	431,045
Ingenico Group SA (a)	15,029	1,331,207
Ipsen SA	9,549	1,304,929
JCDecaux SA	19,153	581,057
Kering SA	17,927	10,617,985
Klepierre SA REIT	47,094	1,581,032
Legrand SA	61,761	4,522,441
L'Oreal SA	59,419	16,950,429
LVMH Moet Hennessy Louis Vuitton SE	65,318	27,841,993
Natixis SA	222,855	898,153
Orange SA	473,417	7,475,002
Pernod Ricard SA (a)	50,265	9,276,034
Peugeot SA	139,044	3,431,301
Publicis Groupe SA	49,076	2,594,869
Remy Cointreau SA	5,928	856,003
Renault SA	44,419	2,796,810
Safran SA	77,846	11,422,689
Sanofi	264,142	22,834,109
Sartorius Stedim Biotech	6,864	1,084,180
Schneider Electric SE	128,374	11,660,303
SCOR SE	37,278	1,636,957
SEB SA	5,081	914,805
Societe BIC SA (a)	6,365	486,010
Societe Generale SA	195,276	4,941,292
Sodexo SA	21,311	2,494,851
Suez	93,044	1,344,614
Teleperformance	14,015	2,812,203
Thales SA	24,571	3,040,186
TOTAL SA	558,782	31,355,711
Ubisoft Entertainment SA (b)	20,143	1,579,111
Unibail-Rodamco-Westfield	73,380	528,848
Unibail-Rodamco-Westfield REIT	29,342	4,402,384
Valeo SA (a)	56,255	1,832,208
Veolia Environnement SA	123,512	3,012,841
Vinci SA	118,437	12,146,942
Vivendi SA	212,130	5,848,500
Wendel SA	7,128	973,273

See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Worldline SA (b)(d)	19,076	$ 1,390,320
		368,283,658
GERMANY — 8.6%
1&1 Drillisch AG	12,173	406,452
adidas AG	42,125	13,024,389
Allianz SE	98,784	23,848,995
Axel Springer SE	10,775	760,162
BASF SE	213,626	15,550,290
Bayer AG	217,092	15,065,859
Bayerische Motoren Werke AG	78,052	5,785,567
Bayerische Motoren Werke AG Preference Shares	13,069	812,611
Beiersdorf AG	23,118	2,778,792
Brenntag AG	35,735	1,762,502
Carl Zeiss Meditec AG	10,275	1,015,077
Commerzbank AG	242,433	1,744,567
Continental AG	25,923	3,785,198
Covestro AG (d)	43,724	2,226,241
Daimler AG	210,017	11,701,267
Delivery Hero SE (b)(d)	28,152	1,278,854
Deutsche Bank AG	465,902	3,597,260
Deutsche Boerse AG	44,711	6,334,063
Deutsche Lufthansa AG	54,713	938,969
Deutsche Post AG	228,207	7,510,596
Deutsche Telekom AG	778,008	13,477,769
Deutsche Wohnen SE	82,621	3,036,246
E.ON SE	515,093	5,602,503
Evonik Industries AG	46,539	1,357,295
Fraport AG Frankfurt Airport Services Worldwide	10,591	911,814
Fresenius Medical Care AG & Co. KGaA	49,497	3,891,592
Fresenius SE & Co. KGaA	96,697	5,250,454
Fuchs Petrolub SE Preference Shares	16,051	632,084
GEA Group AG	40,747	1,160,068
Hannover Rueck SE	14,360	2,325,421
HeidelbergCement AG	34,121	2,765,065
Henkel AG & Co. KGaA Preference Shares	41,964	4,110,777
Henkel AG & Co. KGaA	23,861	2,194,213
HOCHTIEF AG	6,344	773,749
HUGO BOSS AG	16,009	1,066,517
Infineon Technologies AG	266,033	4,711,005
Innogy SE (d)(e)	8,393	398,567
Innogy SE (e)	27,779	1,191,048
KION Group AG	16,364	1,033,143
Knorr-Bremse AG	12,094	1,349,720
Lanxess AG	20,021	1,191,524
Merck KGaA	30,795	3,224,978
METRO AG	46,138	844,612
MTU Aero Engines AG	11,921	2,844,097
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	34,536	8,680,045
Security Description	Shares	Value
Porsche Automobil Holding SE Preference Shares	35,256	$ 2,294,145
Puma SE	19,160	1,279,709
QIAGEN NV (b)	53,683	2,181,880
RWE AG	130,398	3,217,936
SAP SE	228,726	31,454,751
Sartorius AG Preference Shares	8,674	1,780,995
Siemens AG	178,101	21,215,128
Siemens Healthineers AG (d)	36,386	1,537,704
Symrise AG	30,804	2,969,138
Telefonica Deutschland Holding AG	202,170	565,678
ThyssenKrupp AG	100,059	1,461,373
TUI AG	110,526	1,086,508
Uniper SE	49,780	1,509,641
United Internet AG	30,546	1,007,397
Volkswagen AG	7,916	1,362,579
Volkswagen AG Preference Shares	43,464	7,336,419
Vonovia SE	119,494	5,715,352
Wirecard AG	27,188	4,583,881
Zalando SE (b)(d)	28,167	1,251,629
		287,763,860
HONG KONG — 3.7%
AIA Group, Ltd.	2,830,000	30,518,720
ASM Pacific Technology, Ltd.	66,900	685,056
Bank of East Asia, Ltd.	280,439	784,332
CK Asset Holdings, Ltd.	596,179	4,666,412
CK Hutchison Holdings, Ltd.	623,000	6,140,288
CK Infrastructure Holdings, Ltd.	156,000	1,271,962
CLP Holdings, Ltd.	373,500	4,121,050
Dairy Farm International Holdings, Ltd.	77,000	550,550
Galaxy Entertainment Group, Ltd.	543,000	3,659,386
Hang Lung Properties, Ltd.	486,000	1,155,825
Hang Seng Bank, Ltd.	177,000	4,406,592
Henderson Land Development Co., Ltd.	339,436	1,870,428
HK Electric Investments & HK Electric Investments, Ltd.	618,990	633,846
HKT Trust & HKT, Ltd.	937,000	1,487,206
Hong Kong & China Gas Co., Ltd.	2,391,785	5,302,492
Hong Kong Exchanges & Clearing, Ltd.	273,205	9,644,792
Hongkong Land Holdings, Ltd.	277,400	1,786,456
Hysan Development Co., Ltd.	131,000	676,589
Jardine Matheson Holdings, Ltd.	51,300	3,232,926
Jardine Strategic Holdings, Ltd.	52,400	1,998,012
Kerry Properties, Ltd.	146,000	612,966
Link REIT	495,500	6,088,704
Melco Resorts & Entertainment, Ltd. ADR	58,223	1,264,604
MTR Corp., Ltd.	350,101	2,357,160

See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
New World Development Co., Ltd.	1,463,077	$ 2,288,487
NWS Holdings, Ltd.	356,810	733,487
PCCW, Ltd.	1,072,000	618,844
Power Assets Holdings, Ltd.	334,500	2,406,259
Sands China, Ltd.	566,400	2,707,845
Shangri-La Asia, Ltd.	272,000	342,938
Sino Land Co., Ltd.	803,387	1,347,119
SJM Holdings, Ltd.	457,000	520,029
Sun Hung Kai Properties, Ltd.	368,000	6,241,280
Swire Pacific, Ltd. Class A	116,500	1,431,552
Swire Properties, Ltd.	280,600	1,133,175
Techtronic Industries Co., Ltd.	316,000	2,418,790
Vitasoy International Holdings, Ltd.	172,000	826,701
WH Group, Ltd. (d)	2,029,809	2,057,739
Wharf Holdings, Ltd.	297,000	786,931
Wharf Real Estate Investment Co., Ltd.	283,000	1,994,131
Wheelock & Co., Ltd.	199,000	1,426,432
Yue Yuen Industrial Holdings, Ltd.	149,500	409,510
		124,607,603
IRELAND — 0.7%
AerCap Holdings NV (b)	29,414	1,529,822
AIB Group PLC	205,023	839,595
Bank of Ireland Group PLC	229,848	1,203,008
CRH PLC	188,409	6,155,733
DCC PLC	23,850	2,130,844
Flutter Entertainment PLC	19,452	1,465,130
James Hardie Industries PLC	103,561	1,359,002
Kerry Group PLC Class A	36,195	4,327,982
Kingspan Group PLC	36,131	1,965,133
Smurfit Kappa Group PLC	50,213	1,521,629
		22,497,878
ISRAEL — 0.6%
Azrieli Group, Ltd.	10,695	716,688
Bank Hapoalim BM	275,519	2,044,057
Bank Leumi Le-Israel BM	360,144	2,601,200
Check Point Software Technologies, Ltd. (a)(b)	29,510	3,411,651
CyberArk Software, Ltd. (b)	9,300	1,188,912
Elbit Systems, Ltd.	6,111	909,826
Israel Chemicals, Ltd.	162,743	852,832
Israel Discount Bank, Ltd. Class A	293,896	1,200,618
Mizrahi Tefahot Bank, Ltd.	33,833	780,430
Nice, Ltd. (b)	15,007	2,041,159
Teva Pharmaceutical Industries, Ltd. ADR (b)	140,328	1,295,228
Teva Pharmaceutical Industries, Ltd. (b)	118,041	1,082,262
Wix.com, Ltd. (b)	11,300	1,605,730
		19,730,593
Security Description	Shares	Value
ITALY — 2.0%
Assicurazioni Generali SpA	271,361	$ 5,117,471
Atlantia SpA	111,340	2,904,851
Davide Campari-Milano SpA	130,799	1,283,238
Enel SpA	1,867,680	13,059,257
Eni SpA	584,758	9,726,466
Ferrari NV	28,636	4,656,806
FinecoBank Banca Fineco SpA	120,076	1,341,445
Intesa Sanpaolo SpA	3,427,421	7,345,725
Leonardo SpA	97,959	1,243,289
Mediobanca Banca di Credito Finanziario SpA	143,505	1,481,598
Moncler SpA	40,772	1,745,812
Pirelli & C SpA (d)	89,601	530,392
Poste Italiane SpA (d)	124,750	1,315,525
Prysmian SpA (a)	57,950	1,197,782
Recordati SpA	22,725	948,733
Snam SpA	532,702	2,651,629
Telecom Italia SpA (b)(e)	2,671,651	1,460,998
Telecom Italia SpA (e)	1,270,582	659,949
Terna Rete Elettrica Nazionale SpA	335,805	2,141,523
UniCredit SpA	464,058	5,721,210
		66,533,699
JAPAN — 23.4%
ABC-Mart, Inc.	8,800	573,380
Acom Co., Ltd. (a)	91,400	329,155
Advantest Corp.	50,100	1,378,750
Aeon Co., Ltd.	156,600	2,690,427
AEON Financial Service Co., Ltd.	30,100	484,718
Aeon Mall Co., Ltd.	24,100	362,820
AGC, Inc.	43,200	1,493,596
Air Water, Inc.	34,400	588,766
Aisin Seiki Co., Ltd.	38,100	1,311,964
Ajinomoto Co., Inc.	101,100	1,752,875
Alfresa Holdings Corp.	45,600	1,124,975
Alps Alpine Co., Ltd.	51,600	869,738
Amada Holdings Co., Ltd.	73,000	821,877
ANA Holdings, Inc.	28,500	943,828
Aozora Bank, Ltd.	27,800	667,262
Asahi Group Holdings, Ltd.	84,000	3,777,427
Asahi Intecc Co., Ltd.	44,000	1,083,869
Asahi Kasei Corp.	301,400	3,212,901
Astellas Pharma, Inc.	442,200	6,300,139
Bandai Namco Holdings, Inc.	46,600	2,262,094
Bank of Kyoto, Ltd.	12,500	483,224
Benesse Holdings, Inc.	20,100	467,893
Bridgestone Corp. (a)	141,100	5,555,469
Brother Industries, Ltd.	53,900	1,018,067
Calbee, Inc.	20,900	564,110
Canon, Inc. (a)	236,100	6,894,102
Casio Computer Co., Ltd.	43,400	538,975
Central Japan Railway Co.	34,400	6,890,217
Chiba Bank, Ltd.	134,000	654,205
Chubu Electric Power Co., Inc.	157,700	2,212,396

See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Chugai Pharmaceutical Co., Ltd. (a)	51,900	$ 3,391,275
Chugoku Electric Power Co., Inc.	66,300	835,673
Coca-Cola Bottlers Japan Holdings, Inc. (a)	29,100	737,088
Concordia Financial Group, Ltd.	237,100	882,468
Credit Saison Co., Ltd.	39,200	458,801
CyberAgent, Inc.	25,800	935,112
Dai Nippon Printing Co., Ltd.	58,000	1,236,013
Daicel Corp.	63,200	561,960
Daifuku Co., Ltd.	24,400	1,370,150
Dai-ichi Life Holdings, Inc.	260,200	3,924,494
Daiichi Sankyo Co., Ltd.	133,000	6,956,144
Daikin Industries, Ltd.	58,700	7,663,036
Daito Trust Construction Co., Ltd.	16,700	2,128,963
Daiwa House Industry Co., Ltd.	131,100	3,822,026
Daiwa House REIT Investment Corp.	466	1,124,992
Daiwa Securities Group, Inc.	376,300	1,648,888
Denso Corp.	104,400	4,392,474
Dentsu, Inc. (a)	50,400	1,758,901
Disco Corp.	6,500	1,066,642
East Japan Railway Co.	72,600	6,792,352
Eisai Co., Ltd.	58,500	3,307,254
Electric Power Development Co., Ltd.	35,600	808,881
FamilyMart UNY Holdings Co., Ltd.	57,200	1,365,495
FANUC Corp.	45,100	8,342,705
Fast Retailing Co., Ltd.	13,800	8,342,250
Fuji Electric Co., Ltd.	30,600	1,055,123
FUJIFILM Holdings Corp.	85,400	4,330,241
Fujitsu, Ltd.	45,200	3,151,498
Fukuoka Financial Group, Inc.	40,900	746,708
GMO Payment Gateway, Inc.	10,800	742,788
Hakuhodo DY Holdings, Inc.	55,500	934,444
Hamamatsu Photonics KK	31,600	1,230,388
Hankyu Hanshin Holdings, Inc.	52,000	1,863,004
Hikari Tsushin, Inc.	4,900	1,068,322
Hino Motors, Ltd.	63,000	530,360
Hirose Electric Co., Ltd.	8,010	893,635
Hisamitsu Pharmaceutical Co., Inc.	13,200	521,311
Hitachi Chemical Co., Ltd.	25,300	687,097
Hitachi Construction Machinery Co., Ltd.	24,800	644,975
Hitachi High-Technologies Corp.	15,800	812,437
Hitachi Metals, Ltd.	57,400	648,374
Hitachi, Ltd.	226,000	8,283,590
Honda Motor Co., Ltd.	380,500	9,835,646
Hoshizaki Corp.	11,800	878,374
Hoya Corp.	89,200	6,833,644
Hulic Co., Ltd. (a)	68,000	546,575
Idemitsu Kosan Co., Ltd.	48,540	1,459,714
Security Description	Shares	Value
IHI Corp.	34,800	$ 838,831
Iida Group Holdings Co., Ltd.	35,900	579,785
Inpex Corp.	239,800	2,161,850
Isetan Mitsukoshi Holdings, Ltd.	80,300	651,403
Isuzu Motors, Ltd.	128,900	1,467,981
ITOCHU Corp.	322,400	6,165,818
Itochu Techno-Solutions Corp.	22,200	569,115
J Front Retailing Co., Ltd.	52,200	598,357
Japan Airlines Co., Ltd.	28,300	904,371
Japan Airport Terminal Co., Ltd.	12,400	528,847
Japan Exchange Group, Inc.	115,300	1,832,129
Japan Post Bank Co., Ltd.	90,900	923,005
Japan Post Holdings Co., Ltd.	364,400	4,126,304
Japan Prime Realty Investment Corp. REIT	191	827,891
Japan Real Estate Investment Corp. REIT	325	1,978,838
Japan Retail Fund Investment Corp. REIT	633	1,280,806
Japan Tobacco, Inc. (a)	278,100	6,141,999
JFE Holdings, Inc. (a)	114,700	1,684,729
JGC Corp.	49,900	684,539
JSR Corp.	42,300	667,833
JTEKT Corp.	49,700	602,452
JXTG Holdings, Inc.	763,900	3,789,012
Kajima Corp.	100,500	1,378,680
Kakaku.com, Inc.	33,100	639,020
Kamigumi Co., Ltd.	24,000	568,034
Kaneka Corp.	9,800	368,387
Kansai Electric Power Co., Inc.	162,500	1,861,948
Kansai Paint Co., Ltd.	39,400	826,105
Kao Corp. (a)	114,800	8,747,986
Kawasaki Heavy Industries, Ltd.	33,000	775,840
KDDI Corp.	416,200	10,598,150
Keihan Holdings Co., Ltd.	23,800	1,037,136
Keikyu Corp.	55,000	946,956
Keio Corp.	23,300	1,533,293
Keisei Electric Railway Co., Ltd.	28,100	1,023,691
Keyence Corp.	21,300	13,073,779
Kikkoman Corp.	33,000	1,436,514
Kintetsu Group Holdings Co., Ltd.	40,300	1,930,091
Kirin Holdings Co., Ltd.	190,300	4,103,973
Kobayashi Pharmaceutical Co., Ltd. (a)	10,700	765,704
Kobe Steel, Ltd.	62,900	411,588
Koito Manufacturing Co., Ltd.	23,100	1,232,829
Komatsu, Ltd.	212,700	5,132,913
Konami Holdings Corp.	23,100	1,082,746
Konica Minolta, Inc.	111,800	1,088,530
Kose Corp.	7,500	1,257,889
Kubota Corp.	251,700	4,188,770
Kuraray Co., Ltd.	75,800	905,463
Kurita Water Industries, Ltd.	23,800	590,913
Kyocera Corp.	74,700	4,877,617
Kyowa Hakko Kirin Co., Ltd. (a)	59,900	1,078,022

See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Kyushu Electric Power Co., Inc.	82,000	$ 805,235
Kyushu Railway Co.	36,500	1,063,765
Lawson, Inc.	12,000	575,831
LINE Corp. (a)(b)	16,600	464,535
Lion Corp.	51,200	953,763
LIXIL Group Corp.	57,100	903,085
M3, Inc.	97,400	1,780,032
Makita Corp.	51,400	1,746,092
Marubeni Corp.	375,300	2,483,654
Marui Group Co., Ltd.	48,700	991,719
Maruichi Steel Tube, Ltd.	16,600	461,145
Mazda Motor Corp.	127,000	1,325,520
McDonald's Holdings Co. Japan, Ltd. (a)	16,000	705,402
Mebuki Financial Group, Inc.	181,300	472,854
Medipal Holdings Corp.	38,600	852,324
MEIJI Holdings Co., Ltd.	27,500	1,965,380
Mercari, Inc. (a)(b)	17,200	456,261
MINEBEA MITSUMI, Inc.	90,300	1,529,585
MISUMI Group, Inc.	67,100	1,682,794
Mitsubishi Chemical Holdings Corp.	292,900	2,046,005
Mitsubishi Corp.	317,800	8,377,130
Mitsubishi Electric Corp.	423,100	5,572,479
Mitsubishi Estate Co., Ltd.	273,300	5,086,008
Mitsubishi Gas Chemical Co., Inc.	35,900	478,489
Mitsubishi Heavy Industries, Ltd.	77,300	3,365,642
Mitsubishi Materials Corp.	28,100	799,392
Mitsubishi Motors Corp.	149,700	716,959
Mitsubishi Tanabe Pharma Corp.	61,500	684,982
Mitsubishi UFJ Financial Group, Inc.	2,901,900	13,790,355
Mitsubishi UFJ Lease & Finance Co., Ltd.	81,700	432,993
Mitsui & Co., Ltd.	394,000	6,414,294
Mitsui Chemicals, Inc.	42,100	1,042,145
Mitsui Fudosan Co., Ltd.	206,200	4,999,977
Mitsui OSK Lines, Ltd.	27,400	655,881
Mizuho Financial Group, Inc.	5,670,000	8,215,027
MonotaRO Co., Ltd. (a)	28,200	687,332
MS&AD Insurance Group Holdings, Inc.	108,700	3,450,473
Murata Manufacturing Co., Ltd.	133,100	5,979,246
Nabtesco Corp.	24,000	666,939
Nagoya Railroad Co., Ltd.	44,300	1,225,713
NEC Corp.	60,700	2,388,788
Nexon Co., Ltd. (b)	121,400	1,760,041
NGK Insulators, Ltd.	65,800	959,456
NGK Spark Plug Co., Ltd.	36,100	677,503
NH Foods, Ltd.	21,000	899,527
Nidec Corp.	52,700	7,202,594
Nikon Corp.	75,900	1,073,618
Nintendo Co., Ltd.	26,400	9,676,406
Nippon Building Fund, Inc. REIT	324	2,219,343
Security Description	Shares	Value
Nippon Electric Glass Co., Ltd. (a)	20,600	$ 521,788
Nippon Express Co., Ltd.	19,100	1,015,807
Nippon Paint Holdings Co., Ltd. (a)	36,100	1,400,575
Nippon Prologis REIT, Inc.	422	974,901
Nippon Steel Corp.	191,700	3,289,895
Nippon Telegraph & Telephone Corp.	153,600	7,152,508
Nippon Yusen KK	36,900	592,167
Nissan Chemical Corp.	28,300	1,275,260
Nissan Motor Co., Ltd.	549,000	3,931,765
Nisshin Seifun Group, Inc.	46,800	1,068,138
Nissin Foods Holdings Co., Ltd.	14,700	946,891
Nitori Holdings Co., Ltd.	18,600	2,465,268
Nitto Denko Corp.	40,000	1,974,012
Nomura Holdings, Inc.	803,700	2,830,182
Nomura Real Estate Holdings, Inc.	31,100	668,532
Nomura Real Estate Master Fund, Inc. REIT	955	1,468,753
Nomura Research Institute, Ltd.	76,200	1,221,435
NSK, Ltd.	92,100	820,642
NTT Data Corp.	149,600	1,992,538
NTT DOCOMO, Inc.	316,600	7,383,121
Obayashi Corp.	145,600	1,433,837
Obic Co., Ltd.	15,200	1,721,181
Odakyu Electric Railway Co., Ltd.	69,000	1,688,816
Oji Holdings Corp.	194,000	1,119,993
Olympus Corp.	268,000	2,975,014
Omron Corp.	44,700	2,331,669
Ono Pharmaceutical Co., Ltd.	87,400	1,567,262
Oracle Corp. Japan	9,900	723,158
Oriental Land Co., Ltd.	47,900	5,930,815
ORIX Corp.	313,200	4,674,453
Osaka Gas Co., Ltd.	85,700	1,493,029
Otsuka Corp.	22,600	909,328
Otsuka Holdings Co., Ltd.	89,200	2,910,963
Pan Pacific International Holdings Corp.	26,700	1,695,081
Panasonic Corp.	510,700	4,254,727
Park24 Co., Ltd.	25,300	589,175
PeptiDream, Inc. (b)	23,400	1,196,714
Persol Holdings Co., Ltd.	41,200	967,860
Pigeon Corp.	26,000	1,046,130
Pola Orbis Holdings, Inc.	20,800	581,103
Rakuten, Inc.	205,900	2,446,185
Recruit Holdings Co., Ltd.	282,500	9,423,659
Renesas Electronics Corp. (b)	191,400	950,427
Resona Holdings, Inc.	478,200	1,991,094
Ricoh Co., Ltd.	153,100	1,529,011
Rinnai Corp.	7,700	489,558
Rohm Co., Ltd.	22,600	1,518,693
Ryohin Keikaku Co., Ltd.	5,300	957,286
Sankyo Co., Ltd.	9,200	333,024
Santen Pharmaceutical Co., Ltd.	91,100	1,509,314

See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
SBI Holdings, Inc.	59,200	$ 1,465,439
Secom Co., Ltd.	48,900	4,209,194
Sega Sammy Holdings, Inc.	45,300	550,378
Seibu Holdings, Inc.	48,100	801,815
Seiko Epson Corp.	60,800	962,168
Sekisui Chemical Co., Ltd.	82,700	1,241,958
Sekisui House, Ltd.	144,700	2,384,582
Seven & i Holdings Co., Ltd.	180,200	6,101,444
Seven Bank, Ltd.	126,400	330,841
SG Holdings Co., Ltd.	36,900	1,046,311
Sharp Corp. (a)	55,600	609,980
Shimadzu Corp.	49,500	1,213,839
Shimamura Co., Ltd.	5,100	381,056
Shimano, Inc.	17,800	2,648,357
Shimizu Corp.	150,400	1,249,378
Shin-Etsu Chemical Co., Ltd.	84,900	7,907,662
Shinsei Bank, Ltd.	42,900	666,156
Shionogi & Co., Ltd.	65,400	3,768,968
Shiseido Co., Ltd.	93,900	7,077,797
Shizuoka Bank, Ltd.	100,700	742,118
Showa Denko KK (a)	31,900	938,584
SMC Corp.	13,200	4,921,515
Softbank Corp.	395,700	5,139,987
SoftBank Group Corp.	388,800	18,638,871
Sohgo Security Services Co., Ltd.	15,700	724,234
Sompo Holdings, Inc.	81,300	3,139,867
Sony Corp.	297,200	15,579,967
Sony Financial Holdings, Inc.	41,600	999,265
Stanley Electric Co., Ltd.	33,600	825,810
Subaru Corp.	146,300	3,556,337
SUMCO Corp. (a)	50,000	594,951
Sumitomo Chemical Co., Ltd.	364,100	1,689,716
Sumitomo Corp.	281,800	4,269,895
Sumitomo Dainippon Pharma Co., Ltd.	37,000	701,606
Sumitomo Electric Industries, Ltd.	177,300	2,327,741
Sumitomo Heavy Industries, Ltd.	26,400	907,852
Sumitomo Metal Mining Co., Ltd.	52,900	1,580,519
Sumitomo Mitsui Financial Group, Inc.	310,200	10,958,058
Sumitomo Mitsui Trust Holdings, Inc.	77,100	2,795,179
Sumitomo Realty & Development Co., Ltd.	81,900	2,925,109
Sumitomo Rubber Industries, Ltd. (a)	36,000	416,336
Sundrug Co., Ltd.	16,700	451,988
Suntory Beverage & Food, Ltd.	31,000	1,348,014
Suzuken Co., Ltd.	17,400	1,020,679
Suzuki Motor Corp.	87,400	4,107,978
Sysmex Corp.	38,100	2,484,952
T&D Holdings, Inc.	122,600	1,330,803
Taiheiyo Cement Corp.	29,800	901,689
Security Description	Shares	Value
Taisei Corp.	49,900	$ 1,813,240
Taisho Pharmaceutical Holdings Co., Ltd.	8,100	621,747
Taiyo Nippon Sanso Corp.	34,900	741,147
Takeda Pharmaceutical Co., Ltd.	347,517	12,331,144
TDK Corp.	29,700	2,299,035
Teijin, Ltd.	40,800	695,653
Terumo Corp.	152,900	4,555,495
THK Co., Ltd. (a)	26,100	623,793
Tobu Railway Co., Ltd.	42,600	1,241,544
Toho Co., Ltd.	25,300	1,075,497
Toho Gas Co., Ltd.	17,900	658,748
Tohoku Electric Power Co., Inc.	100,500	1,015,820
Tokio Marine Holdings, Inc.	151,800	7,606,907
Tokyo Century Corp.	9,800	413,412
Tokyo Electric Power Co. Holdings, Inc. (b)	374,900	1,955,576
Tokyo Electron, Ltd.	36,300	5,094,264
Tokyo Gas Co., Ltd.	88,900	2,093,779
Tokyu Corp.	116,500	2,066,377
Tokyu Fudosan Holdings Corp.	158,700	876,429
Toppan Printing Co., Ltd.	57,000	864,999
Toray Industries, Inc.	323,300	2,458,208
Toshiba Corp.	131,900	4,107,337
Tosoh Corp.	56,500	794,482
TOTO, Ltd.	33,300	1,315,124
Toyo Seikan Group Holdings, Ltd.	37,200	738,199
Toyo Suisan Kaisha, Ltd.	23,100	951,958
Toyoda Gosei Co., Ltd.	16,800	327,611
Toyota Industries Corp.	34,300	1,887,869
Toyota Motor Corp.	536,700	33,315,849
Toyota Tsusho Corp.	49,700	1,506,131
Trend Micro, Inc.	31,700	1,413,760
Tsuruha Holdings, Inc.	8,000	739,558
Unicharm Corp.	92,900	2,797,175
United Urban Investment Corp. REIT	684	1,146,560
USS Co., Ltd.	53,400	1,052,239
Welcia Holdings Co., Ltd.	10,600	431,418
West Japan Railway Co.	39,100	3,163,130
Yahoo! Japan Corp.	692,700	2,031,680
Yakult Honsha Co., Ltd.	28,300	1,667,951
Yamada Denki Co., Ltd.	150,400	665,870
Yamaha Corp.	35,700	1,696,529
Yamaha Motor Co., Ltd. (a)	65,300	1,160,660
Yamato Holdings Co., Ltd.	72,000	1,464,192
Yamazaki Baking Co., Ltd.	30,000	453,592
Yaskawa Electric Corp.	56,100	1,905,755
Yokogawa Electric Corp.	54,700	1,072,270
Yokohama Rubber Co., Ltd. (a)	29,200	536,625
ZOZO, Inc.	51,700	968,835
		779,098,532
LUXEMBOURG — 0.3%
ArcelorMittal	153,495	2,750,655
Aroundtown SA	193,380	1,595,723

See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Eurofins Scientific SE (a)	2,719	$ 1,204,499
Millicom International Cellular SA SDR	14,562	820,056
RTL Group SA	8,135	417,257
SES SA	83,341	1,304,996
Tenaris SA	110,669	1,450,604
		9,543,790
MACAU — 0.0% (c)
MGM China Holdings, Ltd.	260,800	443,318
Wynn Macau, Ltd.	334,400	749,056
		1,192,374
MEXICO — 0.0% (c)
Fresnillo PLC	55,287	612,306
NETHERLANDS — 4.8%
ABN AMRO Bank NV (d)	97,688	2,093,115
Adyen NV (b)(d)	2,479	1,915,746
Aegon NV	428,953	2,138,617
Akzo Nobel NV	54,687	5,146,619
ASML Holding NV	100,669	21,064,303
EXOR NV	26,384	1,850,840
Heineken Holding NV	27,075	2,845,888
Heineken NV	59,927	6,697,554
ING Groep NV	924,271	10,731,904
Koninklijke Ahold Delhaize NV	282,775	6,368,996
Koninklijke DSM NV	42,598	5,273,104
Koninklijke KPN NV	870,982	2,678,062
Koninklijke Philips NV	220,347	9,581,810
Koninklijke Vopak NV	17,144	791,682
NN Group NV	75,774	3,054,718
NXP Semiconductors NV	68,572	6,693,313
Randstad NV	28,901	1,589,672
Royal Dutch Shell PLC Class A	1,044,876	34,209,462
Royal Dutch Shell PLC Class B	884,434	29,052,235
Wolters Kluwer NV	65,126	4,748,076
		158,525,716
NEW ZEALAND — 0.3%
a2 Milk Co., Ltd. (b)	171,718	1,691,955
Auckland International Airport, Ltd.	227,839	1,507,326
Fisher & Paykel Healthcare Corp., Ltd.	128,350	1,332,749
Fletcher Building, Ltd.	197,701	644,011
Meridian Energy, Ltd.	305,752	975,452
Ryman Healthcare, Ltd.	94,456	745,436
Spark New Zealand, Ltd.	418,892	1,125,395
		8,022,324
NORWAY — 0.7%
Aker BP ASA	26,570	762,255
DNB ASA	224,073	4,170,793
Equinor ASA	232,368	4,590,917
Gjensidige Forsikring ASA	44,759	901,894
Mowi ASA	102,126	2,389,035
Norsk Hydro ASA	299,562	1,071,615
Security Description	Shares	Value
Orkla ASA	197,667	$ 1,754,557
Schibsted ASA Class B	24,544	640,224
Telenor ASA	174,967	3,716,437
Yara International ASA	41,484	2,013,368
		22,011,095
PORTUGAL — 0.2%
EDP - Energias de Portugal SA	595,983	2,268,234
Galp Energia SGPS SA	117,125	1,803,992
Jeronimo Martins SGPS SA	58,599	945,267
		5,017,493
RUSSIA — 0.0% (c)
Evraz PLC	129,609	1,097,270
SINGAPORE — 1.3%
Ascendas Real Estate Investment Trust	621,750	1,433,800
CapitaLand Commercial Trust REIT	661,238	1,060,561
CapitaLand Mall Trust REIT	610,500	1,186,751
CapitaLand, Ltd.	601,400	1,569,121
City Developments, Ltd.	98,700	690,852
ComfortDelGro Corp., Ltd.	544,900	1,071,314
DBS Group Holdings, Ltd.	414,013	7,943,958
Genting Singapore, Ltd.	1,435,400	976,066
Golden Agri-Resources, Ltd.	1,628,800	349,127
Jardine Cycle & Carriage, Ltd.	24,833	664,991
Keppel Corp., Ltd.	343,700	1,691,889
Oversea-Chinese Banking Corp., Ltd.	754,433	6,356,877
SATS, Ltd.	171,200	660,530
Sembcorp Industries, Ltd.	242,600	432,142
Singapore Airlines, Ltd.	137,500	942,108
Singapore Exchange, Ltd.	191,600	1,121,602
Singapore Press Holdings, Ltd.	397,400	716,698
Singapore Technologies Engineering, Ltd.	369,900	1,131,887
Singapore Telecommunications, Ltd.	1,859,800	4,811,190
Suntec Real Estate Investment Trust	529,400	759,109
United Overseas Bank, Ltd.	292,390	5,647,031
UOL Group, Ltd.	128,632	717,818
Venture Corp., Ltd.	67,800	816,336
Wilmar International, Ltd.	456,600	1,248,694
		44,000,452
SOUTH AFRICA — 0.0% (c)
Investec PLC	157,536	1,024,535
SPAIN — 2.9%
ACS Actividades de Construccion y Servicios SA	58,991	2,358,654
Aena SME SA (d)	16,089	3,193,552
Amadeus IT Group SA (a)	100,493	7,971,993
Banco Bilbao Vizcaya Argentaria SA	1,553,237	8,697,322
Banco de Sabadell SA	1,385,238	1,437,111

See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Banco Santander SA	3,778,704	$ 17,559,165
Bankia SA	304,766	721,207
Bankinter SA	160,926	1,110,205
CaixaBank SA	822,555	2,358,676
Cellnex Telecom SA (b)(d)	45,321	1,679,441
Enagas SA	53,610	1,432,869
Endesa SA (a)	74,370	1,914,899
Ferrovial SA	115,148	2,951,750
Grifols SA	69,681	2,063,171
Iberdrola SA	1,430,757	14,282,853
Industria de Diseno Textil SA	250,017	7,530,830
Mapfre SA (a)	271,207	794,055
Naturgy Energy Group SA	78,986	2,179,471
Red Electrica Corp. SA	102,890	2,145,990
Repsol SA	321,043	5,039,850
Siemens Gamesa Renewable Energy SA	53,415	889,320
Telefonica SA	1,091,912	8,979,096
		97,291,480
SWEDEN — 2.4%
Alfa Laval AB	64,827	1,415,571
Assa Abloy AB Class B	229,009	5,180,853
Atlas Copco AB Class A	156,340	5,001,155
Atlas Copco AB Class B	90,907	2,610,164
Boliden AB	64,227	1,643,713
Electrolux AB Class B	56,183	1,436,941
Epiroc AB Class A	153,263	1,597,020
Epiroc AB Class B	96,382	955,489
Essity AB Class B	138,865	4,271,526
Hennes & Mauritz AB Class B	203,436	3,625,722
Hexagon AB Class B	60,427	3,357,996
Husqvarna AB Class B	101,271	948,072
ICA Gruppen AB	18,803	809,010
Industrivarden AB Class C	37,373	828,972
Investor AB Class B	103,923	4,996,664
Kinnevik AB Class B	58,818	1,530,959
L E Lundbergforetagen AB Class B	17,802	666,937
Lundin Petroleum AB (a)	44,572	1,383,057
Sandvik AB	262,761	4,831,436
Securitas AB Class B	67,661	1,187,943
Skandinaviska Enskilda Banken AB Class A	372,586	3,450,302
Skanska AB Class B	76,035	1,374,304
SKF AB Class B	89,570	1,648,388
Svenska Handelsbanken AB Class A	356,023	3,525,618
Swedbank AB Class A	215,208	3,234,545
Swedish Match AB	40,921	1,728,895
Tele2 AB Class B	112,491	1,642,833
Telefonaktiebolaget LM Ericsson Class B	709,746	6,739,305
Telia Co. AB	662,446	2,944,458
Volvo AB Class B	344,582	5,472,415
		80,040,263
Security Description	Shares	Value
SWITZERLAND — 9.5%
ABB, Ltd.	436,807	$ 8,776,461
Adecco Group AG	38,308	2,304,766
Baloise Holding AG	12,003	2,127,301
Barry Callebaut AG	533	1,070,373
Chocoladefabriken Lindt & Spruengli AG (e)	251	1,829,082
Chocoladefabriken Lindt & Spruengli AG (e)	24	1,954,462
Cie Financiere Richemont SA	123,558	10,497,995
Clariant AG (b)	50,343	1,024,674
Coca-Cola HBC AG (b)	49,968	1,890,022
Credit Suisse Group AG	606,971	7,286,765
Dufry AG (b)	11,203	950,014
EMS-Chemie Holding AG	2,053	1,333,924
Ferguson PLC	54,759	3,902,740
Geberit AG	8,781	4,106,806
Givaudan SA	2,173	6,142,347
Glencore PLC	2,611,774	9,086,168
Julius Baer Group, Ltd.	51,372	2,289,874
Kuehne + Nagel International AG	12,543	1,864,083
LafargeHolcim, Ltd.	118,665	5,801,806
Lonza Group AG	17,749	5,996,431
Nestle SA	718,522	74,475,726
Novartis AG	508,975	46,564,687
Pargesa Holding SA	10,136	782,291
Partners Group Holding AG	4,513	3,550,227
Roche Holding AG	164,941	46,462,611
Schindler Holding AG (e)	9,389	2,092,543
Schindler Holding AG (e)	4,729	1,034,075
SGS SA	1,273	3,247,129
Sika AG	30,000	5,126,154
Sonova Holding AG	13,325	3,031,267
STMicroelectronics NV	155,949	2,770,479
Straumann Holding AG	2,409	2,128,321
Swatch Group AG (e)	7,069	2,026,447
Swatch Group AG (e)	13,237	717,513
Swiss Life Holding AG	8,225	4,081,287
Swiss Prime Site AG	17,905	1,565,540
Swiss Re AG	71,530	7,280,653
Swisscom AG (a)	6,060	3,046,160
Temenos AG	15,501	2,776,666
UBS Group AG	911,443	10,843,835
Vifor Pharma AG (a)	11,253	1,627,934
Zurich Insurance Group AG	35,310	12,309,609
		317,777,248
UNITED ARAB EMIRATES — 0.0% (c)
NMC Health PLC (a)	26,713	816,963
UNITED KINGDOM — 14.7%
3i Group PLC	231,957	3,287,183
Admiral Group PLC	46,985	1,320,336
Anglo American PLC	248,069	7,086,279
Ashtead Group PLC	112,013	3,213,279

See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Associated British Foods PLC	82,418	$ 2,583,525
AstraZeneca PLC	299,432	24,534,392
Auto Trader Group PLC (d)	220,684	1,538,576
Aviva PLC	902,097	4,781,832
BAE Systems PLC	739,275	4,661,097
Barclays PLC	4,020,230	7,664,588
Barratt Developments PLC	239,034	1,741,956
Berkeley Group Holdings PLC	29,018	1,377,904
BP PLC	4,816,837	33,631,316
British American Tobacco PLC	542,419	18,977,358
British Land Co. PLC REIT	214,286	1,468,334
BT Group PLC	1,953,367	4,884,095
Bunzl PLC	79,501	2,101,528
Burberry Group PLC	95,764	2,269,384
Carnival PLC	39,049	1,728,982
Centrica PLC	1,387,500	1,550,082
CNH Industrial NV	234,858	2,411,922
Coca-Cola European Partners PLC (e)	20,200	1,141,300
Coca-Cola European Partners PLC (e)	35,366	1,971,452
Compass Group PLC	371,056	8,911,226
Croda International PLC	29,989	1,954,151
Diageo PLC	563,666	24,276,066
Direct Line Insurance Group PLC	319,010	1,347,122
easyJet PLC	44,752	542,903
Experian PLC	214,060	6,494,831
Fiat Chrysler Automobiles NV	253,552	3,541,748
G4S PLC	393,013	1,040,390
GlaxoSmithKline PLC	1,173,266	23,542,041
GVC Holdings PLC	139,499	1,157,208
Halma PLC	92,053	2,366,549
Hargreaves Lansdown PLC	65,726	1,605,234
HSBC Holdings PLC	4,698,681	39,282,700
Imperial Brands PLC	223,731	5,258,624
Informa PLC	298,974	3,177,211
InterContinental Hotels Group PLC	41,293	2,718,073
Intertek Group PLC	38,726	2,711,748
ITV PLC	838,733	1,152,852
J Sainsbury PLC	440,863	1,099,449
John Wood Group PLC	167,018	960,789
Johnson Matthey PLC	44,479	1,884,495
Kingfisher PLC	493,566	1,349,919
Land Securities Group PLC REIT	172,937	1,833,848
Legal & General Group PLC	1,382,227	4,740,938
Lloyds Banking Group PLC	16,663,049	12,001,079
London Stock Exchange Group PLC	72,496	5,061,695
Marks & Spencer Group PLC	463,710	1,243,475
Meggitt PLC	179,410	1,196,476
Melrose Industries PLC	1,160,464	2,671,015
Merlin Entertainments PLC (d)	175,737	1,004,459
Micro Focus International PLC ADR	43,670	1,143,717
Security Description	Shares	Value
Micro Focus International PLC	38,878	$ 1,021,268
Mondi PLC	89,534	2,039,704
National Grid PLC	794,993	8,456,522
Next PLC	32,521	2,287,183
Ocado Group PLC (b)	111,452	1,655,331
Pearson PLC	182,280	1,900,908
Persimmon PLC	74,829	1,901,841
Prudential PLC	605,634	13,226,765
Reckitt Benckiser Group PLC	165,116	13,058,296
RELX PLC (e)	280,736	6,822,505
RELX PLC (e)	176,822	4,285,046
Rentokil Initial PLC	447,973	2,266,288
Rio Tinto PLC	268,942	16,705,099
Rio Tinto, Ltd.	85,957	6,258,837
Rolls-Royce Holdings PLC	400,388	4,282,459
Royal Bank of Scotland Group PLC	1,116,693	3,123,831
RSA Insurance Group PLC	251,345	1,845,107
Sage Group PLC	261,366	2,669,108
Schroders PLC	29,656	1,151,168
Segro PLC REIT	261,860	2,433,532
Severn Trent PLC	54,977	1,432,970
Smith & Nephew PLC	202,469	4,393,484
Smiths Group PLC	94,229	1,876,830
Spirax-Sarco Engineering PLC	17,903	2,092,816
SSE PLC	243,872	3,482,418
St James's Place PLC	127,093	1,776,029
Standard Chartered PLC	662,811	6,024,703
Standard Life Aberdeen PLC	598,144	2,242,666
Taylor Wimpey PLC	758,904	1,523,640
Tesco PLC	2,294,985	6,621,517
Unilever NV	344,568	21,016,632
Unilever PLC	258,363	16,094,028
United Utilities Group PLC	166,753	1,661,310
Vodafone Group PLC	6,232,735	10,258,184
Weir Group PLC	64,978	1,278,917
Whitbread PLC	44,093	2,597,664
Wm Morrison Supermarkets PLC	586,128	1,502,374
WPP PLC	292,826	3,690,274
		490,155,985
TOTAL COMMON STOCKS (Cost $3,015,721,742)		3,290,171,523

RIGHTS — 0.0% (c)
SPAIN — 0.0% (c)
ACS Actividades de Construccion y Servicios SA (expiring 07/11/19) (b)	58,991	92,707
Repsol SA (expiring 07/09/19) (b)	321,043	178,342
TOTAL RIGHTS (Cost $278,836)		271,049

See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (f) (g)	15,882,213	$ 15,882,213
State Street Navigator Securities Lending Portfolio II (h) (i)	48,374,547	48,374,547
TOTAL SHORT-TERM INVESTMENTS (Cost $64,256,760)		64,256,760
TOTAL INVESTMENTS — 100.6% (Cost $3,080,257,338)		3,354,699,332
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(18,478,666)
NET ASSETS — 100.0%		$ 3,336,220,666
(a)	All or a portion of the shares of the security are on loan at June 30, 2019.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.8% of net assets as of June 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2019.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt
REIT	= Real Estate Investment Trust
SDR	= Swedish Depositary Receipt

At June 30, 2019, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
Mini MSCI EAFE (long)	433	09/20/2019	$40,653,052	$41,639,445	$986,393
During the period ended June 30, 2019, average notional value related to futures contracts was $41,887,768 or 1% of net assets.
See accompanying notes to financial statements.
12

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,290,171,523	$—	$—	$3,290,171,523
Rights	271,049	—	—	271,049
Short-Term Investments	64,256,760	—	—	64,256,760
TOTAL INVESTMENTS	$3,354,699,332	$—	$—	$3,354,699,332
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	986,393	—	—	986,393
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 986,393	$—	$—	$ 986,393
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$3,355,685,725	$—	$—	$3,355,685,725
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$ —	$279,620,852	$263,738,639	$—	$—	15,882,213	$15,882,213	$258,527
State Street Navigator Securities Lending Portfolio II	28,671,050	28,671,050	331,154,159	311,450,662	—	—	48,374,547	48,374,547	456,956
Total		$28,671,050	$610,775,011	$575,189,301	$—	$—		$64,256,760	$715,483
See accompanying notes to financial statements.
13

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2019 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value*	$3,290,442,572
Investments in affiliated issuers, at value	64,256,760
Total Investments	3,354,699,332
Foreign currency, at value	12,785,766
Cash at broker	1,168,735
Cash	179
Receivable from broker — accumulated variation margin on open futures contracts	987,640
Receivable for investments sold	34,896
Dividends receivable — unaffiliated issuers	6,384,771
Dividends receivable — affiliated issuers	34,430
Securities lending income receivable — unaffiliated issuers	9,859
Securities lending income receivable — affiliated issuers	132,024
Receivable for foreign taxes recoverable	8,758,606
TOTAL ASSETS	3,384,996,238
LIABILITIES
Payable upon return of securities loaned	48,374,547
Advisory fee payable	337,963
Custodian fees payable	35,136
Trustees’ fees and expenses payable	145
Professional fees payable	27,099
Printing and postage fees payable	453
Accrued expenses and other liabilities	229
TOTAL LIABILITIES	48,775,572
NET ASSETS	$3,336,220,666
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$3,016,000,578
Investments in affiliated issuers	64,256,760
Total cost of investments	$3,080,257,338
Foreign currency, at cost	$ 12,741,460
* Includes investments in securities on loan, at value	$ 65,306,594
See accompanying notes to financial statements.
14

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 27,041
Dividend income — unaffiliated issuers	78,745,142
Dividend income — affiliated issuers	258,527
Unaffiliated securities lending income	113,139
Affiliated securities lending income	456,956
Foreign taxes withheld	(6,502,005)
TOTAL INVESTMENT INCOME (LOSS)	73,098,800
EXPENSES
Advisory fee	1,904,948
Administration and custody fees	202,904
Trustees’ fees and expenses	49,297
Professional fees and expenses	82,928
Printing and postage fees	7,680
Insurance expense	8,584
Miscellaneous expenses	19,094
TOTAL EXPENSES	2,275,435
NET INVESTMENT INCOME (LOSS)	$ 70,823,365
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(10,893,906)
Foreign currency transactions	137,012
Futures contracts	3,298,255
Net realized gain (loss)	(7,458,639)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	338,412,624
Foreign currency translations	150,854
Futures contracts	2,097,090
Net change in unrealized appreciation/depreciation	340,660,568
NET REALIZED AND UNREALIZED GAIN (LOSS)	333,201,929
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$404,025,294
See accompanying notes to financial statements.
15

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 70,823,365	$ 88,501,943
Net realized gain (loss)	(7,458,639)	(25,894,912)
Net change in unrealized appreciation/depreciation	340,660,568	(497,102,616)
Net increase (decrease) in net assets resulting from operations	404,025,294	(434,495,585)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	263,601,817	960,880,616
Withdrawals	(140,916,730)	(572,543,741)
Net increase (decrease) in net assets from capital transactions	122,685,087	388,336,875
Net increase (decrease) in net assets during the period	526,710,381	(46,158,710)
Net assets at beginning of period	2,809,510,285	2,855,668,995
NET ASSETS AT END OF PERIOD	$3,336,220,666	$2,809,510,285
See accompanying notes to financial statements.
16

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 4/29/16* - 12/31/16
Total return (a)	14.22%	(13.83)%	25.25%	1.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,336,221	$2,809,510	$2,855,669	$1,981,065
Ratios to average net assets:
Total expenses	0.15%(b)	0.15%	0.14%	0.15%(b)
Net investment income (loss)	4.55%(b)	2.96%	2.80%	2.57%(b)
Portfolio turnover rate	2%(c)	14%	4%	1%(c)
*	Commencement of operations.
(a)	Total return for periods of less than one year are not annualized. Results represent past performance and is not indicative of future results.
(b)	Annualized.
(c)	Not annualized.
See accompanying notes to financial statements.
17

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2019, the Trust consists of seven (7) investment portfolios (together, the “Portfolios”). Financial statements herein relate only to the State Street International Developed Equity Index Portfolio (the “Portfolio”), which commenced operations on April 29, 2016.
The Portfolio is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and
18

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of the Portfolio's portfolio securities to no longer reflect their value at the time of the Portfolio's NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolio’s investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2019 is disclosed in the Portfolio’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
19

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
Foreign Currency Translation
The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2019, if any, are disclosed in the Portfolio's Statement of Assets and Liabilities.
3.    Derivative Financial Instruments
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2019, the Portfolio entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following summarizes the value of the Portfolio's derivative instruments as of June 30, 2019, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
20

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$987,640	$—	$987,640
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$3,298,255	$—	$3,298,255
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$2,097,090	$—	$2,097,090
4.    Fees and Transactions with Affiliates
Advisory Fee
The Portfolio has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Portfolio, the Portfolio pays the Adviser a management fee at an annual rate of 0.11% of its average daily net assets.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator, and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Portfolio, acts as the securities lending agent for the Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended December 7, 2018.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Portfolio, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2019, are disclosed in the Schedule of Investments.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended June 30, 2019, were as follows:
	Purchases	Sales
State Street International Developed Equity Index Portfolio	$282,418,778	$53,807,437
7.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (“the IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2018, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Developed Equity Index Portfolio	$3,080,257,338	$492,218,467	$216,790,080	$275,428,387
8.    Securities Lending
The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

The market value of securities on loan as of June 30, 2019, and the value of the invested cash collateral are disclosed in the Portfolio's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2019:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street International Developed Equity Index Portfolio	$ 65,306,594	$ 48,374,547	$ 20,179,102	$ 68,553,649
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2019:
		Remaining Contractual Maturity of the Agreements As of June 30, 2019
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street International Developed Equity Index Portfolio	Common Stocks	$48,374,547	$—	$—	$—	$48,374,547	$48,374,547
9.    Line of Credit
The Portfolio and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2019 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Portfolio had no outstanding loans as of June 30, 2019.
10.    Risks
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

Market and Credit Risk
In the normal course of business, the Portfolio trades financial instruments and enters into transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
June 30, 2019 (Unaudited)

Expense Example
As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2019 to June 30, 2019.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street International Developed Equity Index Portfolio	0.15%	$1,142.20	$0.80	$1,024.10	$0.75
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Quarterly Portfolio Schedule
Following the Portfolio’s first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.SEC.gov. The Portfolio’s schedule of investments is available upon request, without charge, by calling 1-877-521-4083 (toll free) and on the Portfolio’s website at www.ssgafunds.com.
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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 10, 2019 and May 15, 2019, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street International Developed Equity Index Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 10, 2019 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 15, 2019 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes:
o Comparisons of the State Street Hedged International Developed Equity Index Fund’s (the “HIDE Fund”) performance over the past one- and three-year periods ended December 31, 2018, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the State Street International Developed Equity Index Fund’s (the “Feeder Fund”, and together with the HIDE Fund, the “Funds”) expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the HIDE Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past three calendar years; and
o Comparisons of the Feeder Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
________________________________
1Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the HIDE Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	A copy of the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant, transfer agent and securities lending agent of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Draft responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2018; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2018;
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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, transfer agent and securities lending agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 15, 2019;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Funds; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 15, 2019 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2019, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing the Portfolio’s securities lending activities.
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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board compared the HIDE Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for the one- and three-year periods ended December 31, 2018. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
State Street International Developed Equity Index Portfolio. The Board considered the performance of the Portfolio by evaluating the performance of the HIDE Fund. The Board considered that the HIDE Fund outperformed the medians of its Performance Group and Performance Universe and its Lipper Index for the 1- and 3-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on performance of the HIDE Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Feeder Fund, net of waivers. As part of its review, the Board considered the Feeder Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Feeder Fund. The Board also considered the comparability of the fees charged and the services provided to the Feeder Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street International Developed Equity Index Portfolio. The Board considered the investment advisory fee for the Portfolio by evaluating the fees of the Feeder Fund. The Board considered that the actual management fee for the Feeder Fund was equal the median of its Expense Group and below the median of its Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Feeder Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Portfolio’s investments.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Feeder Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the respective Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent of the Portfolio
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSIITHIDESAR

Semi-Annual Report
June 30, 2019
State Street Institutional Investment Trust
State Street China Equity Select Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund's annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund's website (www.ssgafunds.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by calling 1-800-647-7327.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can inform a Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-647-7327. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

State Street China Equity Select Fund
Portfolio Statistics (Unaudited)
Portfolio Composition as of June 30, 2019

% of Net Assets
Common Stocks	96.1%
Short-Term Investment	3.1
Other Assets in Excess of Liabilities	0.8
TOTAL	100.0%
(The composition is expressed as a percentage of net assets and may change over time.)
Top Five Sectors as of June 30, 2019

Description	% of Net Assets
Consumer Discretionary	30.8%
Communication Services	24.9
Financials	24.3
Consumer Staples	5.9
Real Estate	3.6
TOTAL	89.5%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 96.1%
CHINA — 88.5%
Alibaba Group Holding, Ltd. ADR (a)	4,303	$ 729,143
ANTA Sports Products, Ltd.	13,000	89,274
Baidu, Inc. ADR (a)	850	99,756
Bank of China, Ltd. Class H	144,000	60,826
China Construction Bank Corp. Class H	377,000	324,763
China Merchants Bank Co., Ltd. Class H	21,500	107,190
China Overseas Land & Investment, Ltd.	6,000	22,118
China Petroleum & Chemical Corp. Class H	132,000	89,718
China Railway Construction Corp., Ltd. Class H	20,500	25,138
China Vanke Co., Ltd. Class H	16,000	60,006
CNOOC, Ltd.	56,000	95,764
Country Garden Holdings Co., Ltd.	43,000	65,388
Ctrip.com International, Ltd. ADR (a)	654	24,139
Foshan Haitian Flavouring & Food Co., Ltd. Class A	800	12,222
Geely Automobile Holdings, Ltd.	17,000	29,071
Gree Electric Appliances, Inc. of Zhuhai Class A	8,800	70,421
Industrial & Commercial Bank of China, Ltd. Class H	307,000	223,987
JD.com, Inc. ADR (a)	7,277	220,420
Kweichow Moutai Co., Ltd. Class A	1,400	200,437
Longfor Group Holdings, Ltd.	8,000	30,157
Midea Group Co., Ltd. Class A	9,100	68,664
NetEase, Inc. ADR	738	188,758
New Oriental Education & Technology Group, Inc. ADR (a)	449	43,364
Ping An Insurance Group Co. of China, Ltd. Class H	33,000	396,211
Shanghai International Airport Co., Ltd. Class A	4,000	48,759
Shenzhou International Group Holdings, Ltd.	6,500	89,357
TAL Education Group ADR (a)	7,842	298,780
Security Description	Shares	Value
Tencent Holdings, Ltd.	19,300	$ 871,063
Wuliangye Yibin Co., Ltd. Class A	6,400	109,833
Wuxi Biologics Cayman, Inc. (a)(b)	10,000	89,792
		4,784,519
HONG KONG — 7.6%
AIA Group, Ltd.	9,600	103,526
China Mobile, Ltd.	20,500	186,698
China Resources Land, Ltd.	4,000	17,613
Hong Kong Exchanges & Clearing, Ltd.	2,900	102,377
		410,214
TOTAL COMMON STOCKS (Cost $4,809,322)		5,194,733

SHORT-TERM INVESTMENT — 3.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (c) (d) (Cost $168,645)	168,645	168,645
TOTAL INVESTMENTS — 99.2% (Cost $4,977,967)		5,363,378
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		42,290
NET ASSETS — 100.0%		$ 5,405,668
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.7% of net assets as of June 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2019.
ADR	= American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,194,733	$—	$—	$5,194,733
Short-Term Investment	168,645	—	—	168,645
TOTAL INVESTMENTS	$5,363,378	$—	$—	$5,363,378
See accompanying notes to financial statements.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 5/30/19*	Value at 5/30/19*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$353,109	$184,464	$—	$—	168,645	$168,645	$270
*	Commencement of operations.
See accompanying notes to financial statements.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2019 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value*	$5,194,733
Investments in affiliated issuers, at value	168,645
Total Investments	5,363,378
Foreign currency, at value	56,491
Dividends receivable — unaffiliated issuers	15,393
Dividends receivable — affiliated issuers	270
Receivable from Adviser	8,008
TOTAL ASSETS	5,443,540
LIABILITIES
Payable for investments purchased	26,504
Advisory fee payable	3,835
Administration fees payable	213
Trustees’ fees and expenses payable	1,528
Professional fees payable	5,758
Printing and postage fees payable	17
Accrued expenses and other liabilities	17
TOTAL LIABILITIES	37,872
NET ASSETS	$5,405,668
NET ASSETS CONSIST OF:
Paid-in Capital	$5,000,000
Total distributable earnings (loss)	405,668
NET ASSETS	$5,405,668
Class K
Net Assets	$5,405,668
Shares Outstanding	500,000
Net asset value, offering and redemption price per share	$ 10.81
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$4,809,322
Investments in affiliated issuers	168,645
Total cost of investments	$4,977,967
Foreign currency, at cost	$ 56,600
See accompanying notes to financial statements.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
STATEMENT OF OPERATIONS
For the Period Ended June 30, 2019 (a) (Unaudited)

INVESTMENT INCOME
Dividend income — unaffiliated issuers	26,815
Dividend income — affiliated issuers	270
Foreign taxes withheld	(2,327)
TOTAL INVESTMENT INCOME (LOSS)	24,758
EXPENSES
Advisory fee	3,959
Administration fees	220
Custodian fees	686
Trustees’ fees and expenses	1,529
Registration and filing fees	41
Professional fees and expenses	5,758
Printing and postage fees	17
Miscellaneous expenses	16
TOTAL EXPENSES	12,226
Expenses waived/reimbursed by the Adviser	(8,268)
NET EXPENSES	3,958
NET INVESTMENT INCOME (LOSS)	$ 20,800
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(899)
Foreign currency transactions	452
Net realized gain (loss)	(447)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	385,411
Foreign currency translations	(96)
Net change in unrealized appreciation/depreciation	385,315
NET REALIZED AND UNREALIZED GAIN (LOSS)	384,868
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$405,668
(a) For the period May 29, 2019 (inception date) through June 30, 2019.
See accompanying notes to financial statements.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
STATEMENT OF CHANGES IN NET ASSETS

For the Period 5/29/19 * - 6/30/19 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 20,800
Net realized gain (loss)	(447)
Net change in unrealized appreciation/depreciation	385,315
Net increase (decrease) in net assets resulting from operations	405,668
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	5,000,000
Net increase (decrease) in net assets from beneficial interest transactions	5,000,000
Net increase (decrease) in net assets during the period	5,405,668
Net assets at beginning of period	—
NET ASSETS AT END OF PERIOD	$5,405,668
SHARES OF BENEFICIAL INTEREST:
Shares sold	500,000
Net increase (decrease) from share transactions	500,000
*	Inception date.
See accompanying notes to financial statements.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

Class K
For the Period 5/30/19* - 6/30/19 (Unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.04
Net realized and unrealized gain (loss)	0.77
Total from investment operations	0.81
Net asset value, end of period	$10.81
Total return (b)	8.10%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,406
Ratios to average net assets:
Total expenses	2.78%(c)
Net expenses	0.90%(c)
Net investment income (loss)	4.73%(c)
Portfolio turnover rate	5%(d)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
(d)	Not annualized.
See accompanying notes to financial statements.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2019, the Trust consists of twenty-nine (29) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street China Equity Select Fund	Class K	May 30, 2019	Non-Diversified
The Fund was formed on May 29, 2019 and commenced operations on May 30, 2019.
Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2019, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services, the Fund pays the Adviser a management fee at an annual rate of 0.90% of its average daily net assets. The fees are accrued daily and paid monthly.
The Adviser is contractually obligated until April 30, 2021, to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes and extraordinary expenses) exceed 0.90% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2021 except with the approval of the Board. For the period ended June 30, 2019, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $8,268.
Administrator, Custodian, Fund Accountant and Sub-Administrator Fees
SSGA FM serves as administrator to the Fund. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, fund accountant and sub-administrator to the Fund. SSGA FM and the Fund each pay a portion of the fee to State Street for performing such services.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2019, are disclosed in the Schedule of Investments.
Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street China Equity Select Fund	1	100.00%
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended June 30, 2019, were as follows:
	Purchases	Sales
State Street China Equity Select Fund	$5,036,735	$226,514
6.    Income Tax Information
The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund will file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street China Equity Select Fund	$4,977,967	$394,352	$8,941	$385,411
7.    Line of Credit
The Fund and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2019 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Fund had no outstanding loans as of June 30, 2019.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

8.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Fund trades financial instruments and enters into transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
OTHER INFORMATION
June 30, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2019 to June 30, 2019.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street China Equity Select Fund	0.90%	$1,081.00	$0.80(b)	$1,020.30	$4.51
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
(b)	Actual period is from commencement of operations on 5/30/19.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund's investment adviser to vote proxies relating to the Fund's portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssgafunds.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Fund's schedule of investments is available upon request, without charge, by calling 1-800-997-7327 (toll free) and on the Fund's website at www.ssgafunds.com.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVAL OF INVESTMENT ADVISORY AGREEMENT
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended, an investment advisory agreement between a mutual fund and its investment adviser must be approved by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in-person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of State Street Institutional Investment Trust (the “Trust”), including a majority of the Independent Trustees, met in-person on April 10, 2019, to consider a proposal to approve the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) on behalf of State Street China Equity Select Fund, a new series of the Trust (the “New Fund”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel that is independent (“Independent Counsel”) of the Adviser in connection with their consideration of approval of the Advisory Agreement. The Independent Trustees reviewed the proposed Advisory Agreement with respect to the New Fund in private sessions with Independent Counsel at which no representatives of management were present. The Independent Trustees considered the information provided with respect to the Adviser and other service providers of the New Fund at the in-person meeting of the Board held on April 10, 2019, as well as at other meetings of the Board and its committees held throughout the year. At the April 10, 2019 in-person Board meeting, the Independent Trustees also considered the investment advisory agreement with the Adviser on behalf of certain other funds in the fund complex (the “Other Funds”). This information included, among other things, the following:
Information about Comparable Fund Performance, Fees and Expenses
Performance information about a separate account managed by the Adviser that utilizes a similar strategy as the strategy proposed to be utilized by the New Fund.
A report prepared by an independent third-party provider of investment company data, which included:
•	A comparison of the New Fund’s estimated expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
•	A comparison of the New Fund’s contractual and estimated actual management fees and estimated total expense ratio to the contractual and actual management fees and total expense ratios of the Expense Group and Expense Universe;
•	Comparative information concerning the fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those to be used in managing the New Fund; and
•	Profitability analyses for (a) the Adviser with respect to Other Funds and (b) affiliates of the Adviser that provide services to the Other Funds. The Independent Trustees also took into account management’s discussions of the anticipated profitability of the New Fund to the Adviser and its affiliates in the New Fund’s first year of operations.
Information about Portfolio Management
•	Descriptions of the investment management services to be provided by the Adviser to the New Fund as well as services provided to the Other Funds, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes to be used to value the assets of the New Fund.
Information about the Adviser
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment professionals who will be responsible for managing the portfolio of the New Fund;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources to be devoted by the Adviser to overseeing compliance by the New Fund and its service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Other Funds;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of various services to be provided to the New Fund by SSGA FM in its capacity as administrator;
•	Information concerning the nature, extent, quality and cost of various non-investment management services to be provided to the New Fund by affiliates of SSGA FM, including the custodian, sub-administrator and fund accountant of the New Fund, and the role of SSGA FM in managing the New Fund’s relationships with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the New Fund;
•	Draft responses to a letter from Independent Counsel reviewed prior to such date by Independent Counsel, requesting specific information regarding the Other Funds, certain of which was applicable to the New Fund, from each of:
o SSGA FM, in its capacity as the Other Funds’ Adviser and administrator (the “Administrator”), with respect to its operations relating to the Other Funds and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2018; and the relevant operations of other affiliated service providers to the Other Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2018;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Other Funds with respect to its operations relating to the Other Funds; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Other Funds (the “Distributor”), with respect to its operations relating to the Other Funds.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Other Funds throughout the year at meetings of the Board and its committees.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the New Fund.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on April 10, 2019, the Board, including a majority of the Independent Trustees, voted to approve the Advisory Agreement with respect to the New Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services to be provided to the New Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the New Fund, including the education, experience and number of investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the New Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services to be provided to the New Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention to be devoted to the New Fund by senior management.
The Board had previously reviewed the compliance programs of the Adviser and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to provide high quality investment management and related services for the New Fund.
Fund Performance
Because the New Fund has not yet commenced operations, the Board noted that it could not draw any conclusions regarding the performance of the New Fund. However, the Board took into account management’s discussion of the favorable performance track record of a separate account that utilizes a similar investment strategy as the strategy proposed to be utilized by the New Fund. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of the Other Funds, and concluded that it was generally satisfied with the performance of these Other Funds.
Management Fees and Expenses
The Board reviewed the contractual management fee rate to be paid by the New Fund. As part of its review, the Board considered the New Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM, as compared to New Fund’s Expense Group and Expense Universe. Among other information, the Board considered the following expense information in its evaluation of the New Fund:
The Board considered that the proposed contractual management fee for the New Fund was below the median of the New Fund’s Expense Group. The Board also considered that the New Fund’s total expenses were above the medians of its Expense Group and Expense Universe.
Profitability
Because the New Fund had not yet commenced operations, the Board noted that it could not draw any conclusions regarding the profitability of the New Fund. The Board, however, reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Other Funds. The Board considered other direct and indirect benefits received by the Adviser and the affiliated service providers in connection with their relationships with the Other Funds,
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

together with the profitability of each of the affiliated service providers with respect to their services to the Other Funds. The Board also considered the various risks borne by the Adviser and the affiliated service providers in connection with their various roles in servicing the New Fund and the Other Funds, including enterprise, litigation, business, operational and entrepreneurial risks.
The Board concluded that the expected profitability of the Adviser with respect to the New Fund, and the expected profitability range of each of the affiliated service providers with respect to its services to the New Fund, were expected to be reasonable in relation to the services provided.
Economies of Scale
In reviewing expected management fees and anticipated profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the New Fund, on the other hand, can expect to realize benefits from economies of scale as the New Fund’s assets increase. The Board acknowledged the difficulty in accurately measuring the expected benefits resulting from the economies of scale with respect to the management of the New Fund in view of the fact that the New Fund had not yet commenced operations. The Board concluded that, in light of the fact that the New Fund had not yet commenced operations, and the comparative management fee and expense ratio of the New Fund, it did not appear that the Adviser or its affiliates expected to realize benefits from economies of scale in managing the assets of the New Fund to such an extent that the proposed advisory fee should be reduced or that breakpoints in such fee should be implemented for the New Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the New Fund and its shareholders, and (2) the rates to be payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.
SSIITCHINASAR

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Investments.

(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this Form N-CSR filing that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 13.	Exhibits.

(a)(1)	Not applicable; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)

Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	September 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	September 5, 2019

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	September 5, 2019